UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Variable Insurance Fund

Balanced Portfolio

Capital Growth Portfolio

Conservative Allocation Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Global Bond Index Portfolio

with underlying Total Bond Market Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

Moderate Allocation Portfolio

Money Market Portfolio

Real Estate Index Portfolio

Short-Term Investment-Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total International Stock Market

Index Portfolio

Total Stock Market Index Portfolio

with underlying Equity Index Portfolio

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Balanced Portfolio	1
Capital Growth Portfolio	23
Conservative Allocation Portfolio	32
Diversified Value Portfolio	40
Equity Income Portfolio	48
Equity Index Portfolio	60
Global Bond Index Portfolio (with underlying Total Bond Market Index Portfolio)	72
Growth Portfolio	143
High Yield Bond Portfolio	154
International Portfolio	170
Mid-Cap Index Portfolio	183
Moderate Allocation Portfolio	194
Money Market Portfolio	202
Real Estate Index Portfolio	214
Short-Term Investment-Grade Portfolio	225
Small Company Growth Portfolio	265
Total Bond Market Index Portfolio	277
Total International Stock Market Index Portfolio	340
Total Stock Market Index Portfolio (with underlying Equity Index Portfolio)	350

Balanced Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,128.10	$1.11
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.75	1.05

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Balanced Portfolio

Sector Diversification

As of June 30, 2019

Equity Exposure

Communication Services	9.7%
Consumer Discretionary	5.1
Consumer Staples	7.4
Energy	7.9
Financials	22.2
Health Care	14.4
Industrials	10.4
Information Technology	12.7
Materials	2.6
Real Estate	2.9
Utilities	4.7

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Fixed Income Exposure

Asset-Backed/Commercial Mortgage-Backed	4.4%
Finance	25.7
Foreign	4.7
Government Mortgage-Backed	4.8
Industrial	32.1
Treasury	15.9
Utilities	7.6
Other	4.8

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Balanced Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (64.0%)
Communication Services (6.2%)
Verizon Communications Inc.	1,261,540	72,072
* Alphabet Inc. Class A	49,971	54,108
Comcast Corp. Class A	1,219,600	51,565
AT&T Inc.	336,199	11,266
		189,011
Consumer Discretionary (3.3%)
Home Depot Inc.	119,016	24,752
Lowe’s Cos. Inc.	187,352	18,906
Hilton Worldwide Holdings Inc.	188,218	18,396
TJX Cos. Inc.	320,211	16,933
* Alibaba Group Holding Ltd. ADR	49,452	8,380
eBay Inc.	187,017	7,387
Ross Stores Inc.	43,947	4,356
		99,110
Consumer Staples (4.8%)
PepsiCo Inc.	211,440	27,726
Nestle SA	227,822	23,585
Coca-Cola Co.	433,809	22,089
Unilever NV	336,452	20,442
Sysco Corp.	264,823	18,728
Diageo plc	399,016	17,174
Walmart Inc.	131,366	14,515
		144,259
Energy (5.0%)
Chevron Corp.	449,565	55,944
TOTAL SA	445,688	25,000
Suncor Energy Inc.	569,416	17,762
Exxon Mobil Corp.	209,889	16,084
ConocoPhillips	250,407	15,275
BP plc	1,389,126	9,678
Hess Corp.	136,309	8,665
Halliburton Co.	169,501	3,855
		152,263
Financials (14.2%)
JPMorgan Chase & Co.	627,267	70,128
Bank of America Corp.	2,269,994	65,830
Chubb Ltd.	312,042	45,961
Prudential Financial Inc.	395,547	39,950
PNC Financial Services Group Inc.	191,378	26,272
Intercontinental Exchange Inc.	253,234	21,763
American International Group Inc.	402,172	21,428
BlackRock Inc.	41,898	19,663
Northern Trust Corp.	201,607	18,145
Hartford Financial Services Group Inc.	253,626	14,132
Mitsubishi UFJ Financial Group Inc.	2,797,710	13,325
Marsh & McLennan Cos. Inc.	130,939	13,061
Bank of Nova Scotia	235,710	12,811
Progressive Corp.	126,090	10,078
BNP Paribas SA	165,308	7,836
American Express Co.	53,595	6,616
UBS Group AG	506,419	6,001
ING Groep NV	501,003	5,804
Tokio Marine Holdings Inc.	113,265	5,683
Charles Schwab Corp.	127,289	5,116
* Brighthouse Financial Inc.	25,513	936
		430,539
Health Care (9.3%)
Pfizer Inc.	867,678	37,588
Medtronic plc	352,915	34,371
AstraZeneca plc ADR	813,463	33,580
Merck & Co. Inc.	327,212	27,437
UnitedHealth Group Inc.	109,218	26,650
Novartis AG	279,437	25,510
Bristol-Myers Squibb Co.	558,073	25,309
Abbott Laboratories	226,877	19,080
CVS Health Corp.	323,658	17,636
Koninklijke Philips NV	340,830	14,818
Eli Lilly & Co.	133,679	14,810
* Alcon Inc.	55,887	3,451
		280,240
Industrials (6.7%)
Deere & Co.	172,206	28,536
Lockheed Martin Corp.	71,299	25,920
United Technologies Corp.	194,328	25,302
Union Pacific Corp.	110,804	18,738
General Dynamics Corp.	87,741	15,953
Vinci SA	145,855	14,896
United Parcel Service Inc. Class B	136,817	14,129
Schneider Electric SE	154,306	13,962
Johnson Controls International plc	261,684	10,810
Raytheon Co.	58,707	10,208
Assa Abloy AB Class B	433,557	9,782
Eaton Corp. plc	105,527	8,788
BAE Systems plc	678,596	4,265
		201,289
Information Technology (8.1%)
Microsoft Corp.	724,187	97,012
Intel Corp.	704,411	33,720
Cisco Systems Inc.	521,051	28,517
Apple Inc.	127,762	25,287
HP Inc.	869,543	18,078
Accenture plc Class A	88,273	16,310
International Business Machines Corp.	95,921	13,228
Samsung Electronics Co. Ltd. GDR	9,321	9,482
Texas Instruments Inc.	39,119	4,489
		246,123
Materials (1.6%)
International Paper Co.	419,974	18,193
PPG Industries Inc.	117,184	13,677
DuPont de Nemours Inc.	160,168	12,024
LyondellBasell Industries NV Class A	67,529	5,816
		49,710
Real Estate (1.8%)
American Tower Corp.	141,618	28,954
Simon Property Group Inc.	121,847	19,466
Boston Properties Inc.	56,848	7,333
		55,753
Utilities (3.0%)
NextEra Energy Inc.	144,778	29,659
Dominion Energy Inc.	371,388	28,716
Exelon Corp.	450,957	21,619
* Iberdrola SA	1,173,778	11,686
		91,680
Total Common Stocks (Cost $1,461,970)		1,939,977

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (5.3%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	4,690	4,976
	United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,120
	United States Treasury Note/Bond	2.250%	2/29/20	6,100	6,108
	United States Treasury Note/Bond	2.250%	3/31/20	6,000	6,010
	United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,830
	United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,230
	United States Treasury Note/Bond	2.875%	10/31/20	5,645	5,718
	United States Treasury Note/Bond	2.500%	1/31/21	515	520
	United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,971
	United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,473
	United States Treasury Note/Bond	2.875%	11/15/21	4,100	4,207
	United States Treasury Note/Bond	2.125%	12/31/22	7,700	7,802
	United States Treasury Note/Bond	2.500%	3/31/23	20,815	21,387
	United States Treasury Note/Bond	2.625%	6/30/23	7,300	7,549
	United States Treasury Note/Bond	2.750%	7/31/23	3,300	3,430
1	United States Treasury Note/Bond	2.875%	10/31/23	5,600	5,861
	United States Treasury Note/Bond	2.625%	12/31/23	8,300	8,609
	United States Treasury Note/Bond	2.125%	3/31/24	140	142
	United States Treasury Note/Bond	3.125%	11/15/28	4,815	5,279
	United States Treasury Note/Bond	2.625%	2/15/29	9,015	9,502
	United States Treasury Note/Bond	2.375%	5/15/29	14,600	15,079
	United States Treasury Note/Bond	2.875%	5/15/43	6,738	7,199
	United States Treasury Note/Bond	3.375%	5/15/44	2,935	3,407
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,939
	United States Treasury Note/Bond	2.500%	2/15/45	2,060	2,050
	United States Treasury Note/Bond	2.250%	8/15/46	3,068	2,894
	United States Treasury Note/Bond	2.750%	8/15/47	3,855	4,017
	United States Treasury Note/Bond	3.000%	8/15/48	1,660	1,818
	United States Treasury Note/Bond	3.000%	2/15/49	390	428
	United States Treasury Note/Bond	2.875%	5/15/49	3,770	4,038
	United States Treasury Strip Principal	0.000%	5/15/47	4,910	2,384
	United States Treasury Strip Principal	0.000%	8/15/47	6,835	3,285
					161,262
Conventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.500%	4/1/37– 4/1/38	2,015	2,010
2,3,4	Fannie Mae Pool	3.000%	7/1/34– 1/1/47	956	975
2,3	Fannie Mae Pool	3.500%	12/1/47– 1/1/58	16,580	17,060
2,3	Fannie Mae Pool	4.000%	8/1/48– 2/1/49	8,196	8,488
2,3	Freddie Mac Gold Pool	4.000%	9/1/41– 12/1/48	4,299	4,447
2	Ginnie Mae I Pool	7.000%	11/15/31– 11/15/33	73	84
2	Ginnie Mae I Pool	8.000%	9/15/30	46	48
					33,112
Nonconventional Mortgage-Backed Securities (0.5%)
2,3	Fannie Mae REMICS	3.000%	9/25/57	1,269	1,290
2,3	Fannie Mae REMICS	3.500%	4/25/31– 6/25/59	10,298	10,694
2,3	Fannie Mae REMICS	4.000%	9/25/29– 5/25/31	429	446
2,3	Freddie Mac REMICS	3.500%	3/15/31	132	137
2,3	Freddie Mac REMICS	4.000%	12/15/30– 4/15/31	2,371	2,509
					15,076
Total U.S. Government and Agency Obligations (Cost $202,441)					209,450
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
2,5	Aaset 2019-1 Trust	3.844%	5/15/39	450	450
2,5	American Express Credit Account Master Trust	2.950%	3/15/23	1,720	1,743
5	American Tower Trust I	3.070%	3/15/23	1,100	1,121
2	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	360	360
2,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	311	315
2,5,6	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	3.778%	4/17/26	544	545
2,5,6	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	3.687%	1/15/31	250	247
2,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	3.680%	4/25/26	685	686
5	Bank of Montreal	2.500%	1/11/22	1,700	1,720
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	295	299
2,5	Canadian Pacer Auto Receivable Trust A Series 2018	3.000%	6/21/21	210	211
2,5	Canadian Pacer Auto Receivable Trust A Series 2018	3.270%	12/19/22	140	142
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	955	959
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	585	599
2,5	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	882	883
2,5,6	Cent CLO, 3M USD LIBOR + 1.150%	3.730%	10/25/28	550	549
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	905	915
2,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	138	138
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	988	998
2,5	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	1,259	1,276
2,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	586	592
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	490
2,5	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	845	846
2,5	DB Master Finance LLC	3.787%	5/20/49	455	469
2,5	DB Master Finance LLC	4.021%	5/20/49	405	415
2,5	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	509	516
5	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,333
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	270	273
2,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	65	64
2,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	747	749
2,5	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	540	547
2,5	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	745	753
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	127	127
2,5	Golden Credit Card Trust	1.980%	4/15/22	545	542
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	485	489
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	580	577
2,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	1,095	1,104
§,2,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	335	335
2,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	237	237
2,5,6	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	3.851%	7/20/26	646	647
2,5,6	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	3.542%	4/19/30	930	927
2,5	MAPS Ltd.	4.458%	3/15/44	243	251
2,5,6	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	2.873%	7/21/24	1,000	997
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	460	466
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,100	1,115
2,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	334	333
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	273
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	1,000	1,020

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Santander Drive Auto Receivables Trust 2018-5	2.970%	7/15/21	573	574
2	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	220	221
2,5	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	580	583
2,5	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	353	354
2,5	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	550	559
2,5,6	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	3.708%	7/17/26	446	447
2,5	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	700	726
2,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	220	220
2,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	629	636
2,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	767	775
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	596
2,5	START Ireland	4.089%	3/15/44	570	578
2,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR + 1.280%	3.877%	7/14/26	997	997
2,5,6	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	3.751%	10/20/26	483	483
5	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,125
2,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	46	46
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,250	1,267
2	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	210	218
2,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	483	489
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	585	597
2,5	Verus Securitization Trust 2019-2	3.211%	4/25/59	492	497
2,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	3.591%	4/18/31	515	509
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $43,734)					44,140
Corporate Bonds (21.9%)
Finance (8.6%)
	Banking (7.2%)
5	ABN AMRO Bank NV	2.450%	6/4/20	623	624
	American Express Credit Corp.	2.250%	8/15/19	800	800
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,522
	Banco Santander SA	3.125%	2/23/23	800	811
	Banco Santander SA	3.848%	4/12/23	400	414
	Bank of America Corp.	3.300%	1/11/23	120	124
2	Bank of America Corp.	2.816%	7/21/23	1,645	1,661
	Bank of America Corp.	3.004%	12/20/23	3,408	3,469
	Bank of America Corp.	4.000%	1/22/25	875	919
2	Bank of America Corp.	3.559%	4/23/27	2,450	2,547
2	Bank of America Corp.	3.593%	7/21/28	1,025	1,065
	Bank of America Corp.	3.419%	12/20/28	512	527
2	Bank of America Corp.	4.271%	7/23/29	4,780	5,196
2	Bank of America Corp.	3.974%	2/7/30	1,895	2,025
	Bank of America Corp.	5.875%	2/7/42	260	345
	Bank of America Corp.	5.000%	1/21/44	1,000	1,211
2	Bank of America Corp.	4.330%	3/15/50	2,235	2,495
7	Bank of Montreal	0.000%	7/5/19	1,000	763
	Bank of Montreal	3.100%	4/13/21	1,290	1,309
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,578
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	458
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	738
6	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	3.633%	10/30/23	1,145	1,165
7	Bank of Nova Scotia	0.000%	7/8/19	2,000	1,527
	Bank of Nova Scotia	2.800%	7/21/21	750	758
5	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,206
	Barclays Bank plc	5.140%	10/14/20	160	164
2	Barclays plc	3.932%	5/7/25	1,565	1,592
6	Barclays plc, 3M USD LIBOR + 1.380%	3.904%	5/16/24	1,005	989
	BB&T Corp.	3.200%	9/3/21	665	677
	BB&T Corp.	2.750%	4/1/22	1,700	1,718
	BB&T Corp.	3.700%	6/5/25	1,385	1,474
5	BNP Paribas SA	2.950%	5/23/22	200	202
	BNP Paribas SA	3.250%	3/3/23	190	196
5	BNP Paribas SA	3.800%	1/10/24	1,170	1,214
5	BNP Paribas SA	3.375%	1/9/25	1,775	1,801
5	BNP Paribas SA	3.500%	11/16/27	2,250	2,300
	BPCE SA	2.500%	7/15/19	1,400	1,400
5	BPCE SA	5.700%	10/22/23	270	295
	BPCE SA	4.000%	4/15/24	775	823
5	BPCE SA	5.150%	7/21/24	1,260	1,357
5	BPCE SA	3.500%	10/23/27	1,780	1,815
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,256
7	Canadian Imperial Bank of Commerce	0.000%	7/22/19	1,000	763
7	Canadian Imperial Bank of Commerce	0.000%	7/26/19	1,999	1,524
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	3.130%	6/16/22	1,565	1,575
	Capital One Financial Corp.	2.500%	5/12/20	500	501
	Capital One Financial Corp.	4.750%	7/15/21	400	418
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,369
	Capital One Financial Corp.	3.200%	2/5/25	760	772
	Citibank NA	3.050%	5/1/20	1,850	1,860
	Citigroup Inc.	2.500%	7/29/19	965	965
	Citigroup Inc.	2.400%	2/18/20	800	800
	Citigroup Inc.	4.500%	1/14/22	1,975	2,076
2	Citigroup Inc.	3.520%	10/27/28	1,975	2,032
	Citigroup Inc.	6.625%	6/15/32	2,000	2,574
2	Citigroup Inc.	3.878%	1/24/39	1,025	1,065
	Citigroup Inc.	8.125%	7/15/39	101	161
	Commonwealth Bank of Australia	2.300%	3/12/20	655	655
	Compass Bank	2.750%	9/29/19	375	375
5	Credit Agricole SA	3.750%	4/24/23	1,160	1,199
5	Credit Agricole SA	3.250%	10/4/24	840	853
	Credit Suisse AG	3.000%	10/29/21	735	746
	Credit Suisse AG	3.625%	9/9/24	250	263
5	Credit Suisse Group AG	3.574%	1/9/23	550	560
2,5	Credit Suisse Group AG	4.207%	6/12/24	340	356
2,5	Credit Suisse Group AG	3.869%	1/12/29	305	314
5,6	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	3.676%	6/12/24	690	692
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,383
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	3,470	3,607
5	Danske Bank A/S	2.000%	9/8/21	1,120	1,102
5	Danske Bank A/S	5.000%	1/12/22	610	636
5	Danske Bank A/S	3.875%	9/12/23	1,220	1,246
5	Danske Bank A/S	5.375%	1/12/24	795	856
	Deutsche Bank AG	2.700%	7/13/20	390	387
	Deutsche Bank AG	3.150%	1/22/21	1,110	1,102
	Deutsche Bank AG	4.250%	10/14/21	815	825
	Fifth Third Bank	2.875%	10/1/21	425	430
	Fifth Third Bank	3.850%	3/15/26	830	874
	Goldman Sachs Group Inc.	5.375%	3/15/20	405	413
	Goldman Sachs Group Inc.	2.600%	4/23/20	170	170
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	914
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	388
2	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,804
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,052
2	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,229
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,047
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	772

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Goldman Sachs Group Inc.	3.691%	6/5/28	810	834
2	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,182
2	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,810
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,085
5	HSBC Bank plc	4.750%	1/19/21	1,700	1,759
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,557
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,493
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,663
2	HSBC Holdings plc	4.041%	3/13/28	890	932
2	HSBC Holdings plc	4.583%	6/19/29	1,675	1,829
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,293
	HSBC Holdings plc	6.100%	1/14/42	375	513
	HSBC Holdings plc	5.250%	3/14/44	440	514
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.520%	5/18/24	730	729
	HSBC USA Inc.	2.350%	3/5/20	2,775	2,776
	HSBC USA Inc.	3.500%	6/23/24	620	644
	Huntington Bancshares Inc.	3.150%	3/14/21	800	810
	Huntington National Bank	2.400%	4/1/20	1,160	1,159
	ING Groep NV	3.150%	3/29/22	365	372
	ING Groep NV	3.950%	3/29/27	2,695	2,822
	JPMorgan Chase & Co.	4.350%	8/15/21	1,862	1,935
	JPMorgan Chase & Co.	4.500%	1/24/22	495	521
	JPMorgan Chase & Co.	3.250%	9/23/22	970	996
	JPMorgan Chase & Co.	3.375%	5/1/23	875	899
	JPMorgan Chase & Co.	3.875%	2/1/24	800	849
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,423
	JPMorgan Chase & Co.	4.125%	12/15/26	765	816
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,476
2	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,328
	JPMorgan Chase & Co.	5.400%	1/6/42	750	950
2	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	6,457
5	Macquarie Bank Ltd.	2.400%	1/21/20	330	330
2,5	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,433
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	493
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	698
	Morgan Stanley	5.625%	9/23/19	645	650
	Morgan Stanley	5.750%	1/25/21	1,740	1,827
	Morgan Stanley	2.500%	4/21/21	1,175	1,177
	Morgan Stanley	2.625%	11/17/21	800	805
	Morgan Stanley	2.750%	5/19/22	1,710	1,726
	Morgan Stanley	3.700%	10/23/24	750	790
	Morgan Stanley	3.125%	7/27/26	1,345	1,366
	Morgan Stanley	6.250%	8/9/26	3,000	3,607
	Morgan Stanley	3.625%	1/20/27	1,250	1,306
2	Morgan Stanley	3.772%	1/24/29	3,910	4,105
	Morgan Stanley	4.300%	1/27/45	850	930
2,5	Nationwide Building Society	3.622%	4/26/23	680	693
5	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,526
	PNC Bank NA	3.300%	10/30/24	460	478
	PNC Bank NA	2.950%	2/23/25	1,105	1,128
	PNC Bank NA	4.200%	11/1/25	255	276
	PNC Bank NA	3.100%	10/25/27	1,165	1,198
	PNC Bank NA	3.250%	1/22/28	1,675	1,747
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	610
7	Royal Bank of Canada	0.000%	7/16/19	409	312
7	Royal Bank of Canada	0.000%	7/19/19	1,000	763
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,213
	Santander Holdings USA Inc.	2.650%	4/17/20	580	580
	Santander Holdings USA Inc.	3.700%	3/28/22	915	935
	Santander Holdings USA Inc.	3.400%	1/18/23	605	613
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,603
5	Societe Generale SA	3.250%	1/12/22	1,015	1,026
2	State Street Corp.	2.653%	5/15/23	840	848
	SunTrust Bank	3.300%	5/15/26	340	346
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,039
	Synchrony Bank	3.650%	5/24/21	1,290	1,313
7	Toronto-Dominion Bank	0.000%	7/17/19	2,500	1,907
7	Toronto-Dominion Bank	0.000%	7/19/19	1,000	763
	Toronto-Dominion Bank	2.500%	12/14/20	985	990
5	UBS AG	2.200%	6/8/20	750	749
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,168
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,256
	US Bancorp	2.625%	1/24/22	1,305	1,320
	US Bancorp	3.700%	1/30/24	1,560	1,652
	Wachovia Corp.	7.500%	4/15/35	1,000	1,342
	Wells Fargo & Co.	3.000%	1/22/21	505	509
	Wells Fargo & Co.	3.500%	3/8/22	640	658
	Wells Fargo & Co.	3.069%	1/24/23	195	198
	Wells Fargo & Co.	3.450%	2/13/23	735	754
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,279
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,638
	Wells Fargo & Co.	3.000%	2/19/25	890	900
	Wells Fargo & Co.	3.550%	9/29/25	860	896
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,057
	Wells Fargo & Co.	4.100%	6/3/26	340	359
	Wells Fargo & Co.	3.000%	10/23/26	170	171
2	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,725
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,839
	Wells Fargo & Co.	4.900%	11/17/45	515	596
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,355
	Westpac Banking Corp.	2.300%	5/26/20	630	631

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	311
	Charles Schwab Corp.	3.200%	3/2/27	545	562

	Insurance (1.2%)
	Aetna Inc.	2.800%	6/15/23	680	682
5	AIA Group Ltd.	3.600%	4/9/29	1,475	1,543
	American International Group Inc.	4.250%	3/15/29	1,040	1,113
	Anthem Inc.	3.300%	1/15/23	1,100	1,132
	Anthem Inc.	3.650%	12/1/27	750	778
	Anthem Inc.	4.101%	3/1/28	1,140	1,215
	Anthem Inc.	4.650%	8/15/44	426	464
	Anthem Inc.	4.375%	12/1/47	625	662
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,067
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	740
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	170
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	583
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	928
	Cigna Holding Co.	3.250%	4/15/25	880	893
5	Five Corners Funding Trust	4.419%	11/15/23	210	225
5	Liberty Mutual Group Inc.	4.250%	6/15/23	80	84
5	Liberty Mutual Group Inc.	4.569%	2/1/29	280	307
	Loews Corp.	2.625%	5/15/23	440	443
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	744
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	265	316
2,5	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,317
	MetLife Inc.	3.600%	4/10/24	580	615
	MetLife Inc.	4.125%	8/13/42	145	156
	MetLife Inc.	4.875%	11/13/43	530	625
5	Metropolitan Life Global Funding I	3.450%	10/9/21	810	829
5	Metropolitan Life Global Funding I	2.650%	4/8/22	340	344
5	Metropolitan Life Global Funding I	3.450%	12/18/26	640	670
5	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,190
5	New York Life Global Funding	2.900%	1/17/24	810	829
5	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,706
5	New York Life Insurance Co.	4.450%	5/15/69	435	479
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	674
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	1,023
5	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	1,235
	UnitedHealth Group Inc.	3.875%	10/15/20	601	611
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,198
	UnitedHealth Group Inc.	3.100%	3/15/26	430	440

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,285
	UnitedHealth Group Inc.	4.625%	7/15/35	240	275
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,751
	UnitedHealth Group Inc.	4.750%	7/15/45	760	900
	UnitedHealth Group Inc.	4.200%	1/15/47	215	233
	UnitedHealth Group Inc.	4.250%	6/15/48	880	974

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	526
	Boston Properties LP	3.125%	9/1/23	355	363
	Boston Properties LP	3.800%	2/1/24	45	47
	Realty Income Corp.	4.650%	8/1/23	640	691
	Simon Property Group LP	3.750%	2/1/24	90	95
	Simon Property Group LP	3.375%	10/1/24	275	286
5	WEA Finance LLC	4.125%	9/20/28	590	625
5	WEA Finance LLC	4.625%	9/20/48	755	821
5	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	1,330	1,330
					259,995
Industrial (10.7%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	1,255	1,223

	Capital Goods (0.7%)
5	BAE Systems Holdings Inc.	2.850%	12/15/20	160	160
5	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,132
	Boeing Co.	5.875%	2/15/40	175	229
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,373
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,207
	Caterpillar Inc.	2.600%	6/26/22	705	714
	Caterpillar Inc.	3.400%	5/15/24	810	849
	General Dynamics Corp.	2.875%	5/11/20	1,505	1,512
	General Dynamics Corp.	3.875%	7/15/21	355	366
	General Electric Co.	2.700%	10/9/22	210	210
	General Electric Co.	3.100%	1/9/23	360	364
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,036
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,363
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,264
	Lockheed Martin Corp.	2.900%	3/1/25	610	627
	Lockheed Martin Corp.	4.500%	5/15/36	211	242
	Lockheed Martin Corp.	4.700%	5/15/46	376	454
	Lockheed Martin Corp.	4.090%	9/15/52	144	159
	Parker-Hannifin Corp.	3.250%	6/14/29	490	508
	Parker-Hannifin Corp.	4.450%	11/21/44	450	499
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,065
5	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,736
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	898
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	809
	United Technologies Corp.	3.100%	6/1/22	535	547
	United Technologies Corp.	4.125%	11/16/28	1,125	1,230
	United Technologies Corp.	6.050%	6/1/36	675	865
	United Technologies Corp.	4.450%	11/16/38	275	307
	United Technologies Corp.	4.500%	6/1/42	787	887
	United Technologies Corp.	3.750%	11/1/46	163	165

	Communication (1.5%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,912
	America Movil SAB de CV	3.625%	4/22/29	780	809
	America Movil SAB de CV	6.125%	3/30/40	390	508
	American Tower Corp.	3.450%	9/15/21	1,125	1,148
	American Tower Corp.	5.000%	2/15/24	80	88
	American Tower Corp.	4.400%	2/15/26	450	484
	AT&T Inc.	2.450%	6/30/20	225	225
	AT&T Inc.	4.600%	2/15/21	100	103
	AT&T Inc.	3.600%	7/15/25	625	648
	AT&T Inc.	4.900%	8/15/37	130	140
	AT&T Inc.	4.850%	3/1/39	846	903
	CBS Corp.	4.300%	2/15/21	675	692
	Comcast Corp.	3.600%	3/1/24	2,900	3,059
	Comcast Corp.	3.375%	2/15/25	70	73
	Comcast Corp.	2.350%	1/15/27	540	526
	Comcast Corp.	4.250%	1/15/33	1,032	1,156
	Comcast Corp.	4.200%	8/15/34	730	807
	Comcast Corp.	5.650%	6/15/35	110	137
	Comcast Corp.	4.400%	8/15/35	877	976
	Comcast Corp.	6.500%	11/15/35	115	156
	Comcast Corp.	6.400%	5/15/38	27	36
	Comcast Corp.	4.600%	10/15/38	1,335	1,519
	Comcast Corp.	4.650%	7/15/42	1,290	1,482
	Comcast Corp.	4.500%	1/15/43	500	557
	Comcast Corp.	4.750%	3/1/44	876	1,017
	Comcast Corp.	4.600%	8/15/45	1,198	1,352
	Comcast Corp.	3.969%	11/1/47	252	264
	Comcast Corp.	4.000%	3/1/48	345	360
	Comcast Corp.	4.700%	10/15/48	1,320	1,534
	Comcast Corp.	3.999%	11/1/49	602	629
	Comcast Corp.	4.049%	11/1/52	187	197
	Comcast Corp.	4.950%	10/15/58	1,020	1,232
5	Cox Communications Inc.	3.250%	12/15/22	795	811
5	Cox Communications Inc.	2.950%	6/30/23	145	146
5	Cox Communications Inc.	3.150%	8/15/24	181	184
5	Cox Communications Inc.	4.800%	2/1/35	1,540	1,565
5	Cox Communications Inc.	6.450%	12/1/36	45	53
5	Cox Communications Inc.	4.600%	8/15/47	125	128
	Crown Castle International Corp.	3.650%	9/1/27	285	293
	Crown Castle International Corp.	3.800%	2/15/28	235	243
5	Fox Corp.	5.576%	1/25/49	275	335
	NBCUniversal Media LLC	4.375%	4/1/21	600	622
	NBCUniversal Media LLC	2.875%	1/15/23	240	245
	NBCUniversal Media LLC	4.450%	1/15/43	309	337
	Orange SA	4.125%	9/14/21	1,740	1,810
	Orange SA	9.000%	3/1/31	530	804
5	SK Telecom Co. Ltd.	3.750%	4/16/23	385	399
5	Sky Ltd.	2.625%	9/16/19	975	975
5	Sky Ltd.	3.750%	9/16/24	1,435	1,524
2,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,349
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	112
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,758
	Verizon Communications Inc.	4.750%	11/1/41	290	326
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,339
	Verizon Communications Inc.	5.012%	4/15/49	647	772
	Verizon Communications Inc.	4.672%	3/15/55	274	311
	Vodafone Group plc	5.000%	5/30/38	50	54
	Vodafone Group plc	5.250%	5/30/48	1,260	1,393
5	Walt Disney Co.	3.000%	9/15/22	245	250
	Walt Disney Co.	4.125%	6/1/44	560	636

	Consumer Cyclical (1.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,110
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,511
5	Alimentation Couche-Tard Inc.	3.550%	7/26/27	2,450	2,492
	Amazon.com Inc.	2.500%	11/29/22	885	893
	Amazon.com Inc.	2.800%	8/22/24	715	736
	Amazon.com Inc.	4.800%	12/5/34	995	1,223
	Amazon.com Inc.	4.950%	12/5/44	580	730
	Amazon.com Inc.	4.250%	8/22/57	1,385	1,592
	AutoZone Inc.	3.700%	4/15/22	1,371	1,413
5	BMW US Capital LLC	2.000%	4/11/21	585	581
5	BMW US Capital LLC	2.250%	9/15/23	2,500	2,463
5	BMW US Capital LLC	2.800%	4/11/26	151	151
5	Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,574
5	Daimler Finance North America LLC	2.200%	5/5/20	470	470
5	Daimler Finance North America LLC	2.450%	5/18/20	155	155
5	Daimler Finance North America LLC	2.300%	2/12/21	945	941
5	Daimler Finance North America LLC	3.250%	8/1/24	160	163
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	713
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	460

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,601
	Home Depot Inc.	2.700%	4/1/23	720	735
	Home Depot Inc.	3.900%	12/6/28	290	319
	Home Depot Inc.	4.400%	3/15/45	780	896
	Home Depot Inc.	4.500%	12/6/48	345	404
5	Hyundai Capital America	2.550%	4/3/20	790	789
5,6	Hyundai Capital America, 3M USD LIBOR + 0.940%	3.529%	7/8/21	1,400	1,401
	Lowe’s Cos. Inc.	3.100%	5/3/27	1,300	1,312
	Lowe’s Cos. Inc.	6.500%	3/15/29	334	418
	Lowe’s Cos. Inc.	4.550%	4/5/49	240	257
	McDonald’s Corp.	2.625%	1/15/22	195	197
	McDonald’s Corp.	3.250%	6/10/24	140	146
	McDonald’s Corp.	4.875%	12/9/45	1,160	1,334
	Starbucks Corp.	4.500%	11/15/48	1,000	1,088
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	440
	Walmart Inc.	2.550%	4/11/23	1,250	1,267
	Walmart Inc.	3.550%	6/26/25	1,605	1,712
	Walmart Inc.	3.625%	12/15/47	380	406

	Consumer Noncyclical (3.8%)
	Allergan Funding SCS	3.450%	3/15/22	450	459
	Allergan Funding SCS	3.800%	3/15/25	575	596
	Allergan Funding SCS	4.850%	6/15/44	450	466
	Altria Group Inc.	4.750%	5/5/21	590	614
	Altria Group Inc.	2.850%	8/9/22	455	459
	Altria Group Inc.	4.800%	2/14/29	755	813
	Altria Group Inc.	4.500%	5/2/43	245	233
	Altria Group Inc.	3.875%	9/16/46	625	554
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,336
	Amgen Inc.	3.875%	11/15/21	310	319
	Amgen Inc.	5.150%	11/15/41	945	1,082
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,315	2,526
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,155
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,798	1,854
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,806
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	496
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	420
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,126
	Ascension Health	3.945%	11/15/46	365	394
2	Ascension Health	4.847%	11/15/53	55	68
	AstraZeneca plc	1.950%	9/18/19	390	390
	AstraZeneca plc	2.375%	11/16/20	1,180	1,180
	AstraZeneca plc	4.000%	1/17/29	2,345	2,556
	AstraZeneca plc	6.450%	9/15/37	615	827
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,865
5	BAT International Finance plc	2.750%	6/15/20	550	551
5	Bayer US Finance II LLC	4.250%	12/15/25	2,100	2,217
5	Bayer US Finance LLC	2.375%	10/8/19	200	200
5	Bayer US Finance LLC	3.000%	10/8/21	1,980	1,994
5	Bayer US Finance LLC	3.375%	10/8/24	815	822
	Biogen Inc.	2.900%	9/15/20	550	552
	Boston Scientific Corp.	4.000%	3/1/29	195	210
5	Bristol-Myers Squibb Co.	3.400%	7/26/29	885	923
5	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	547
5	Bristol-Myers Squibb Co.	4.250%	10/26/49	775	853
	Cardinal Health Inc.	2.400%	11/15/19	625	624
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,082
	Cardinal Health Inc.	3.079%	6/15/24	320	322
	Cardinal Health Inc.	3.500%	11/15/24	580	595
	Cardinal Health Inc.	4.500%	11/15/44	665	611
5	Cargill Inc.	4.307%	5/14/21	2,092	2,169
5	Cargill Inc.	6.875%	5/1/28	645	808
5	Cargill Inc.	4.760%	11/23/45	635	746
2	Catholic Health Initiatives Colorado	4.350%	11/1/42	496	497
	Celgene Corp.	3.550%	8/15/22	662	685
	Celgene Corp.	2.750%	2/15/23	138	139
	Celgene Corp.	3.250%	2/20/23	239	245
	Celgene Corp.	4.000%	8/15/23	45	48
5	Cigna Corp.	4.375%	10/15/28	515	553
5	Cigna Corp.	4.800%	8/15/38	730	783
5	Cigna Corp.	4.900%	12/15/48	497	540
	Coca-Cola European Partners plc	3.500%	9/15/20	500	506
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	891
	Colgate-Palmolive Co.	7.600%	5/19/25	480	609
	CommonSpirit Health	2.950%	11/1/22	535	540
	CommonSpirit Health	4.200%	8/1/23	535	563
	Conagra Brands Inc.	4.600%	11/1/25	220	239
	Conagra Brands Inc.	5.300%	11/1/38	655	711
	Constellation Brands Inc.	2.700%	5/9/22	65	65
	CVS Health Corp.	2.750%	12/1/22	965	968
	CVS Health Corp.	4.875%	7/20/35	315	330
	CVS Health Corp.	5.125%	7/20/45	1,380	1,470
	CVS Health Corp.	5.050%	3/25/48	615	651
	Diageo Capital plc	2.625%	4/29/23	1,230	1,245
	Diageo Investment Corp.	2.875%	5/11/22	525	534
	Dignity Health	3.812%	11/1/24	560	590
	Dignity Health California	2.637%	11/1/19	140	140
	Eli Lilly & Co.	3.700%	3/1/45	635	660
5	EMD Finance LLC	2.950%	3/19/22	605	610
5	Forest Laboratories Inc.	4.875%	2/15/21	268	276
	Gilead Sciences Inc.	2.550%	9/1/20	615	617
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,066
	Gilead Sciences Inc.	3.500%	2/1/25	560	587
	Gilead Sciences Inc.	4.500%	2/1/45	825	903
	Gilead Sciences Inc.	4.750%	3/1/46	195	220
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	392
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,515
5	Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,728
	Kaiser Foundation Hospitals	3.500%	4/1/22	285	295
	Kaiser Foundation Hospitals	3.150%	5/1/27	490	503
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	436
	Kraft Heinz Foods Co.	3.000%	6/1/26	530	515
	Kraft Heinz Foods Co.	5.000%	7/15/35	230	242
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,485	2,348
	Kroger Co.	3.850%	8/1/23	270	283
	Kroger Co.	4.000%	2/1/24	540	568
	McKesson Corp.	2.700%	12/15/22	195	195
	McKesson Corp.	2.850%	3/15/23	190	191
	McKesson Corp.	3.796%	3/15/24	305	320
	Medtronic Inc.	3.150%	3/15/22	1,690	1,736
	Medtronic Inc.	3.625%	3/15/24	270	286
	Medtronic Inc.	3.500%	3/15/25	1,271	1,353
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	347
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	317
	Merck & Co. Inc.	2.350%	2/10/22	790	796
	Merck & Co. Inc.	2.800%	5/18/23	1,175	1,205
	Merck & Co. Inc.	2.750%	2/10/25	1,210	1,242
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,564
	Merck & Co. Inc.	4.150%	5/18/43	760	846
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,122
	Mercy Health	4.302%	7/1/28	570	630
	Molson Coors Brewing Co.	3.500%	5/1/22	690	708
	Mylan NV	3.950%	6/15/26	1,675	1,616
	New York & Presbyterian Hospital	4.024%	8/1/45	635	704
	Novartis Capital Corp.	3.400%	5/6/24	415	438
	Novartis Capital Corp.	4.400%	5/6/44	640	745
	Partners Healthcare System Massachusetts	3.443%	7/1/21	50	51
	PepsiCo Inc.	2.750%	3/5/22	670	684
	PepsiCo Inc.	2.375%	10/6/26	1,945	1,935
	PepsiCo Inc.	4.000%	3/5/42	845	930
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,247

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pfizer Inc.	3.000%	6/15/23	755	777
	Pfizer Inc.	3.000%	12/15/26	725	746
	Pfizer Inc.	3.450%	3/15/29	2,165	2,287
	Pfizer Inc.	4.100%	9/15/38	1,505	1,658
	Philip Morris International Inc.	4.500%	3/26/20	250	254
	Philip Morris International Inc.	4.125%	5/17/21	1,025	1,058
	Philip Morris International Inc.	2.500%	8/22/22	575	577
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,158
	Philip Morris International Inc.	3.375%	8/11/25	424	440
	Philip Morris International Inc.	4.875%	11/15/43	145	164
2	Procter & Gamble - Esop	9.360%	1/1/21	456	490
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	490	489
2	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	344
5	Roche Holdings Inc.	2.875%	9/29/21	850	862
5	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,636
	Sanofi	4.000%	3/29/21	1,130	1,164
5	Sigma Alimentos SA de CV	4.125%	5/2/26	510	516
5	South Carolina Electric & Gas Co.	3.250%	6/7/22	1,480	1,500
5	South Carolina Electric & Gas Co.	3.500%	6/15/22	235	240
	SSM Health Care Corp.	3.823%	6/1/27	940	997
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	980	850
	Unilever Capital Corp.	4.250%	2/10/21	2,805	2,896

	Energy (1.0%)
5	BG Energy Capital plc	4.000%	10/15/21	555	574
5	BG Energy Capital plc	5.125%	10/15/41	600	706
	BP Capital Markets America Inc.	4.500%	10/1/20	400	411
	BP Capital Markets America Inc.	3.245%	5/6/22	650	668
	BP Capital Markets plc	2.315%	2/13/20	160	160
	BP Capital Markets plc	3.062%	3/17/22	1,100	1,124
	BP Capital Markets plc	2.500%	11/6/22	500	503
	BP Capital Markets plc	3.994%	9/26/23	420	447
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,801
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,344
	Chevron Corp.	3.191%	6/24/23	1,235	1,281
	ConocoPhillips Co.	4.950%	3/15/26	115	131
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	486
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	142
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,798
	Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,532
	Enterprise Products Operating LLC	4.250%	2/15/48	730	749
	Exxon Mobil Corp.	2.726%	3/1/23	320	327
	Exxon Mobil Corp.	3.043%	3/1/26	225	233
	Exxon Mobil Corp.	4.114%	3/1/46	320	366
	Noble Energy Inc.	4.150%	12/15/21	425	438
	Occidental Petroleum Corp.	2.700%	2/15/23	250	251
	Occidental Petroleum Corp.	3.400%	4/15/26	240	244
5	Schlumberger Holdings Corp.	3.900%	5/17/28	807	838
5	Schlumberger Investment SA	2.400%	8/1/22	630	630
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,176
	Shell International Finance BV	4.125%	5/11/35	1,130	1,248
	Shell International Finance BV	5.500%	3/25/40	345	445
	Shell International Finance BV	4.375%	5/11/45	2,500	2,863
	Suncor Energy Inc.	5.950%	12/1/34	500	641
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,260
	Total Capital International SA	2.700%	1/25/23	885	899
	Total Capital International SA	3.750%	4/10/24	1,400	1,491
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,237
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,384

	Other Industrial (0.1%)
2	Johns Hopkins University	4.083%	7/1/53	690	762
5	SBA Tower Trust	3.168%	4/11/22	1,330	1,345
5	SBA Tower Trust	3.448%	3/15/23	705	720
2,5	SBA Tower Trust	2.898%	10/15/44	1,205	1,206

	Technology (1.9%)
	Apple Inc.	3.000%	2/9/24	620	640
	Apple Inc.	3.450%	5/6/24	1,000	1,057
	Apple Inc.	2.850%	5/11/24	1,225	1,260
	Apple Inc.	2.750%	1/13/25	590	603
	Apple Inc.	3.250%	2/23/26	1,020	1,066
	Apple Inc.	2.450%	8/4/26	1,170	1,167
	Apple Inc.	3.350%	2/9/27	1,545	1,620
	Apple Inc.	3.200%	5/11/27	1,065	1,110
	Apple Inc.	2.900%	9/12/27	2,250	2,301
	Apple Inc.	3.850%	5/4/43	430	456
	Apple Inc.	4.450%	5/6/44	120	138
	Apple Inc.	3.850%	8/4/46	985	1,045
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	1,380	1,393
	Cisco Systems Inc.	2.500%	9/20/26	431	435
	Fiserv Inc.	3.200%	7/1/26	655	668
	Intel Corp.	2.875%	5/11/24	800	821
	Intel Corp.	4.100%	5/19/46	1,360	1,472
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,809
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,568
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,653
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,097
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,270
	Microsoft Corp.	3.625%	12/15/23	500	531
	Microsoft Corp.	2.875%	2/6/24	1,385	1,434
	Microsoft Corp.	2.700%	2/12/25	760	779
	Microsoft Corp.	3.125%	11/3/25	845	889
	Microsoft Corp.	2.400%	8/8/26	1,890	1,899
	Microsoft Corp.	3.500%	2/12/35	605	645
	Microsoft Corp.	3.450%	8/8/36	1,725	1,825
	Microsoft Corp.	4.100%	2/6/37	1,225	1,396
	Microsoft Corp.	4.450%	11/3/45	380	456
	Microsoft Corp.	3.700%	8/8/46	1,615	1,752
	Microsoft Corp.	4.250%	2/6/47	2,500	2,961
	Oracle Corp.	2.800%	7/8/21	375	380
	Oracle Corp.	2.500%	5/15/22	1,210	1,222
	Oracle Corp.	2.950%	11/15/24	2,190	2,255
	Oracle Corp.	2.950%	5/15/25	355	365
	Oracle Corp.	3.250%	11/15/27	3,065	3,202
	Oracle Corp.	4.000%	11/15/47	895	957
	QUALCOMM Inc.	2.600%	1/30/23	705	706
	QUALCOMM Inc.	2.900%	5/20/24	1,020	1,034
5	Tencent Holdings Ltd.	3.575%	4/11/26	200	204
5	Tencent Holdings Ltd.	3.595%	1/19/28	2,495	2,545
5	Tencent Holdings Ltd.	3.975%	4/11/29	925	963

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	579
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,721
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	220	231
2	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	627	663
	CSX Corp.	4.300%	3/1/48	445	477
5	ERAC USA Finance LLC	2.350%	10/15/19	610	610
5	ERAC USA Finance LLC	4.500%	8/16/21	325	338
5	ERAC USA Finance LLC	3.300%	10/15/22	40	41
5	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,555
5	ERAC USA Finance LLC	5.625%	3/15/42	340	402
2	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	443	463
	FedEx Corp.	2.700%	4/15/23	255	257
	FedEx Corp.	5.100%	1/15/44	160	176
	Kansas City Southern	4.950%	8/15/45	480	532
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	479
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,503

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	992
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	256	271
	Union Pacific Corp.	3.700%	3/1/29	505	541
	Union Pacific Corp.	4.300%	3/1/49	625	688
	Union Pacific Corp.	3.799%	10/1/51	666	668
2	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	208	215
	United Parcel Service Inc.	2.450%	10/1/22	425	431
	United Parcel Service Inc.	4.875%	11/15/40	150	175
					325,551
Utilities (2.6%)
	Electric (2.2%)
	AEP Texas Inc.	4.150%	5/1/49	145	154
	Alabama Power Co.	5.200%	6/1/41	120	141
	Alabama Power Co.	4.100%	1/15/42	215	223
	Alabama Power Co.	3.750%	3/1/45	630	645
	Alabama Power Co.	4.300%	7/15/48	775	866
	Ameren Illinois Co.	3.800%	5/15/28	590	638
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,186
	Ameren Illinois Co.	3.700%	12/1/47	140	143
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,544
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,823
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	221
	Commonwealth Edison Co.	2.950%	8/15/27	645	652
	Commonwealth Edison Co.	4.350%	11/15/45	375	425
	Commonwealth Edison Co.	3.650%	6/15/46	175	178
	Commonwealth Edison Co.	4.000%	3/1/48	480	516
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,102
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	78
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,084
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	764
	Delmarva Power & Light Co.	3.500%	11/15/23	305	319
	Dominion Energy Inc.	2.962%	7/1/19	495	495
	Dominion Energy Inc.	5.200%	8/15/19	750	752
	Dominion Energy Inc.	2.579%	7/1/20	640	639
	Dominion Energy Inc.	2.715%	8/15/21	450	450
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,173
	Dominion Energy Inc.	4.600%	3/15/49	875	971
	Dominion Energy South Carolina Inc.	4.250%	8/15/28	685	759
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	180
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	52
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,260	1,626
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	117
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	88	96
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	230
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	715	897
	DTE Energy Co.	3.800%	3/15/27	250	261
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,124
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	519
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	482
	Duke Energy Corp.	2.650%	9/1/26	315	311
	Duke Energy Corp.	3.400%	6/15/29	350	357
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,355
	Duke Energy Corp.	3.750%	9/1/46	265	258
	Duke Energy Florida LLC	6.350%	9/15/37	200	273
	Duke Energy Progress LLC	6.300%	4/1/38	365	496
	Duke Energy Progress LLC	4.100%	3/15/43	118	127
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,235
	Emera US Finance LP	3.550%	6/15/26	965	984
	Entergy Louisiana LLC	3.120%	9/1/27	410	418
	Eversource Energy	4.500%	11/15/19	90	91
	Eversource Energy	2.900%	10/1/24	690	700
	Eversource Energy	3.150%	1/15/25	110	113
	Eversource Energy	3.300%	1/15/28	400	407
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,245
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,185
	Florida Power & Light Co.	5.950%	2/1/38	785	1,053
	Florida Power & Light Co.	5.690%	3/1/40	675	875
	Florida Power & Light Co.	3.700%	12/1/47	480	496
	Fortis Inc.	3.055%	10/4/26	1,195	1,184
	Georgia Power Co.	5.400%	6/1/40	205	235
	Georgia Power Co.	4.750%	9/1/40	988	1,083
	Georgia Power Co.	4.300%	3/15/42	1,646	1,736
	Indiana Michigan Power Co.	4.250%	8/15/48	415	457
5	Massachusetts Electric Co.	5.900%	11/15/39	585	739
	MidAmerican Energy Co.	4.250%	5/1/46	45	50
	MidAmerican Energy Co.	4.250%	7/15/49	315	357
5	Monongahela Power Co.	5.400%	12/15/43	135	169
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	425
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,061
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	267
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	918
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	404
5	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,094
	Northern States Power Co.	6.250%	6/1/36	2,000	2,699
	Oglethorpe Power Corp.	5.950%	11/1/39	170	209
	Oglethorpe Power Corp.	4.550%	6/1/44	50	52
	Oglethorpe Power Corp.	4.250%	4/1/46	537	532
	Oglethorpe Power Corp.	5.250%	9/1/50	630	735
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	86
	PacifiCorp	6.250%	10/15/37	2,000	2,672
	Potomac Electric Power Co.	3.050%	4/1/22	460	470
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,029
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	690
	San Diego Gas & Electric Co.	4.150%	5/15/48	500	519
	Sierra Pacific Power Co.	3.375%	8/15/23	850	878
	Sierra Pacific Power Co.	2.600%	5/1/26	221	219
	Southern California Edison Co.	2.400%	2/1/22	170	169
	Southern California Edison Co.	3.700%	8/1/25	90	93
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,200
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,574
	Southern California Edison Co.	6.050%	3/15/39	55	67
	Southern Co.	2.950%	7/1/23	1,280	1,297
	Southwestern Electric Power Co.	6.200%	3/15/40	400	515
	Southwestern Public Service Co.	3.700%	8/15/47	102	103
	Virginia Electric & Power Co.	2.750%	3/15/23	690	699
	Virginia Electric & Power Co.	3.500%	3/15/27	435	458
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	895

	Natural Gas (0.3%)
5	Boston Gas Co.	3.150%	8/1/27	140	142
5	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,868
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	108
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,454
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	455	401
5	KeySpan Gas East Corp.	2.742%	8/15/26	670	661
	NiSource Finance Corp.	5.250%	2/15/43	390	451
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,493
	Sempra Energy	2.875%	10/1/22	750	752
	Sempra Energy	3.250%	6/15/27	1,095	1,093
	Southern California Gas Co.	2.600%	6/15/26	820	805

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	540	543
	American Water Capital Corp.	4.200%	9/1/48	810	873
					77,187
Total Corporate Bonds (Cost $624,874)					662,733

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Sovereign Bonds (1.6%)
5	CDP Financial Inc.	4.400%	11/25/19	1,000	1,008
5	Electricite de France SA	4.600%	1/27/20	1,200	1,215
5	Electricite de France SA	4.875%	9/21/38	2,400	2,730
5	Electricite de France SA	4.875%	1/22/44	50	55
5	Electricite de France SA	4.950%	10/13/45	400	448
	Equinor ASA	2.250%	11/8/19	580	579
	Equinor ASA	2.900%	11/8/20	1,410	1,427
	Equinor ASA	2.750%	11/10/21	850	862
	Equinor ASA	2.450%	1/17/23	382	385
	Equinor ASA	2.650%	1/15/24	360	365
	Equinor ASA	3.700%	3/1/24	640	678
	Equinor ASA	3.250%	11/10/24	795	830
8	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,580
9	Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,190
9	Japan Bank for International Cooperation	2.125%	6/1/20	882	882
9	Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,100
10	Japan Treasury Discount Bill	0.000%	8/19/19	350,000	3,247
5,8	Kingdom of Saudi Arabia	2.375%	10/26/21	850	849
5	Kingdom of Saudi Arabia	2.875%	3/4/23	1,130	1,143
11	Korea Development Bank	2.500%	3/11/20	2,000	2,004
12	Province of Ontario	2.500%	4/27/26	2,150	2,187
13	Province of Quebec	2.500%	4/20/26	3,820	3,900
5	Saudi Arabian Oil Co.	3.500%	4/16/29	1,705	1,725
5	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	1,615	1,615
5	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	1,615	1,645
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	850	856
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,554
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	799
5,14	State of Qatar	5.250%	1/20/20	1,665	1,690
5,14	State of Qatar	2.375%	6/2/21	1,590	1,588
5,14	State of Qatar	3.875%	4/23/23	1,985	2,079
5,14	State of Qatar	4.000%	3/14/29	851	917
5,14	State of Qatar	5.103%	4/23/48	820	973
5	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,136
5	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,108
Total Sovereign Bonds (Cost $45,357)					47,349
Taxable Municipal Bonds (1.6%)
	Atlanta GA Downtown Development Authority Revenue	6.875%	2/1/21	130	137
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	1,027
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,654
	California GO	5.700%	11/1/21	185	201
	California GO	7.500%	4/1/34	155	234
	California GO	7.550%	4/1/39	740	1,172
	California GO	7.300%	10/1/39	300	451
	California GO	7.350%	11/1/39	2,000	3,024
	California GO	7.625%	3/1/40	35	55
	California GO	7.600%	11/1/40	790	1,282
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	215	279
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	530	541
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	245	347
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	550	718
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	695	942
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	1,760	2,377
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,058
	Georgetown University District of Columbia	4.315%	4/1/49	205	237
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	1,985	2,385
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	233	305
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	1,015	1,279
	Houston TX GO	6.290%	3/1/32	400	490
	Illinois GO	5.100%	6/1/33	965	1,016
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	1,010
15	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,000	2,455
	Los Angeles CA Community College District GO	6.750%	8/1/49	405	641
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	545	725
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,308
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	634
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	903
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	115	119
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	15	21
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	70	99
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	498
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	601
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	2,315	2,316
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,480	2,296
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	655	863
15	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,370
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	325	386
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	265	346
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,175	1,406
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	640	798

Balanced Portfolio

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Regents of the University of California Revenue	3.063%	7/1/25	1,280	1,329
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,000	1,138
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	305	412
University of California	3.349%	7/1/29	630	668
University of California Regents Medical Center Revenue	6.548%	5/15/48	295	423
University of California Regents Medical Center Revenue	6.583%	5/15/49	765	1,097
University of California Revenue	4.601%	5/15/31	590	673
University of California Revenue	5.770%	5/15/43	1,010	1,328
University of California Revenue	4.765%	5/15/44	145	155
University of California Revenue	3.931%	5/15/45	570	603
Total Taxable Municipal Bonds (Cost $41,474)	48,832
Temporary Cash Investments (2.5%)

Shares
Money Market Fund (0.0%)
16	Vanguard Market Liquidity Fund	2.499%	98	10

Face
Amount
($000)
Repurchase Agreement (2.4%)
RBC Capital Markets LLC (Dated 06/28/19, Repurchase Value $72,115,000, collateralized by U.S. Treasury Note/Bond, 2.250%, 11/15/27, with a value of $73,542,000)	2.490%	7/1/19	72,100	72,100

U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.364%	7/16/19	2,400	2,398

Commercial Paper (0.0%)
Ford Motor Credit Co. LLC	3.550%	5/1/20	1,100	1,068
Total Temporary Cash Investments (Cost $75,575)	75,576
Total Investments (99.9%) (Cost $2,495,425)	3,028,057

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	146
Receivables for Investment Securities Sold	13,782
Receivables for Accrued Income	10,125
Receivables for Capital Shares Issued	645
Other Assets	750
Total Other Assets	25,448
Liabilities
Payables for Investment Securities Purchased	(16,951)
Payables for Capital Shares Redeemed	(3,814)
Payables to Investment Advisor	(359)
Payables to Vanguard	(1,693)
Variation Margin Payable—Futures Contracts	(22)
Unrealized Depreciation—Forward Currency Contracts	(245)
Total Liabilities	(23,084)
Net Assets (100%)
Applicable to 131,911,549 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,030,421
Net Asset Value Per Share	$22.97

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	2,426,070
Total Distributable Earnings (Loss)	604,351
Net Assets	3,030,421

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

§	Security value determined using significant unobservable inputs.

1	Securities with a value of $471,000 have been segregated as initial margin for open futures contracts.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.

5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $178,021,000, representing 5.9% of net assets.

6

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Face amount denominated in Canadian dollars.

8	Guaranteed by the Kingdom of Saudi Arabia.

9	Guaranteed by the Government of Japan.

10	Face amount denominated in Japanese yen.

11	Guaranteed by the Republic of Korea.

12	Guaranteed by the Province of Ontario.

13	Guaranteed by the Province of Quebec.

14	Guaranteed by the State of Qatar.

15	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2019	299		35,329	438
2-Year U.S. Treasury Note	September 2019	58		12,480	72
					510

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	8/19/19	USD	3,185	JPY	350,000	—	(74)
UBS AG	7/17/19	USD	1,867	CAD	2,500	—	(43)
Goldman Sachs International	7/8/19	USD	1,519	CAD	2,000	—	(9)
Citibank, N.A.	7/19/19	USD	1,492	CAD	2,000	—	(36)
Citibank, N.A.	7/26/19	USD	1,486	CAD	1,999	—	(41)
Citibank, N.A.	7/22/19	USD	747	CAD	1,000	—	(17)
Citibank, N.A.	7/5/19	USD	746	CAD	1,000	—	(18)
Citibank, N.A.	7/16/19	USD	305	CAD	409	—	(7)
						—	(245)

CAD—Canadian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Portfolio

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends[1]	27,104
Interest	17,534
Securities Lending—Net	133
Total Income	44,771
Expenses
Investment Advisory Fees—Note B
Basic Fee	756
Performance Adjustment	(39)
The Vanguard Group—Note C
Management and Administrative	2,155
Marketing and Distribution	118
Custodian Fees	19
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	3,020
Net Investment Income	41,751
Realized Net Gain (Loss)
Investment Securities Sold[2]	38,587
Futures Contracts	(930)
Swap Contracts	(65)
Forward Currency Contracts	(237)
Foreign Currencies	(8)
Realized Net Gain (Loss)	37,347
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	266,430
Futures Contracts	745
Swap Contracts	3
Forward Currency Contracts	(60)
Foreign Currencies	7
Change in Unrealized Appreciation (Depreciation)	267,125
Net Increase (Decrease) in Net Assets Resulting from Operations	346,223

1   Dividends are net of foreign withholding taxes of $761,000.

2   Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,000 and ($1,000). Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,751	76,968
Realized Net Gain (Loss)	37,347	161,353
Change in Unrealized Appreciation (Depreciation)	267,125	(334,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	346,223	(96,249)
Distributions
Net Investment Income	(80,367)	(68,274)
Realized Capital Gain[1]	(161,598)	(144,148)
Total Distributions	(241,965)	(212,422)
Capital Share Transactions
Issued	131,070	245,575
Issued in Lieu of Cash Distributions	241,965	212,422
Redeemed	(154,491)	(384,075)
Net Increase (Decrease) from Capital Share Transactions	218,544	73,922
Total Increase (Decrease)	322,802	(234,749)
Net Assets
Beginning of Period	2,707,619	2,942,368
End of Period	3,030,421	2,707,619

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $13,427,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.20	$24.80	$23.03	$22.32	$23.99	$23.66
Investment Operations
Net Investment Income	.327[1]	.626[1]	.582[1]	.581	.576	.569
Net Realized and Unrealized Gain (Loss) on Investments	2.431	(1.414)	2.648	1.713	(.548)	1.613
Total from Investment Operations	2.758	(.788)	3.230	2.294	.028	2.182
Distributions
Dividends from Net Investment Income	(.660)	(.582)	(.567)	(.576)	(.570)	(.555)
Distributions from Realized Capital Gains	(1.328)	(1.230)	(.893)	1.008	(1.128)	(1.297)
Total Distributions	(1.988)	(1.812)	(1.460)	(1.584)	(1.698)	(1.852)
Net Asset Value, End of Period	$22.97	$22.20	$24.80	$23.03	$22.32	$23.99

Total Return	12.81%	-3.41%	14.72%	11.01%	0.09%	9.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,030	$2,708	$2,942	$2,554	$2,312	$2,334
Ratio of Total Expenses to Average Net Assets[2]	0.21%	0.21%	0.23%	0.23%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.67%	2.49%	2.66%	2.53%	2.50%
Portfolio Turnover Rate[3]	27%	36%	28%	33%	45%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.00%), (0.00%), (0.01%), 0.00%, and 0.00%.

3   Includes 0%, 2%, 0%, 0%, 14%, and 15% attributable to mortgage-dollar-roll activity.

Notes to Financial Statements

The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’

Balanced Portfolio

primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the

Balanced Portfolio

contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the portfolio’s average amounts of investments in credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The portfolio had no open swap contracts at June 30, 2019.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the

Balanced Portfolio

mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

7. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

8. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Balanced Portfolio

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

12. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the portfolio for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

13. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2019, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets before a decrease of $39,000 (0.00%) based on performance.

C.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $146,000, representing 0.00% of the portfolio’s net assets and 0.06% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.           Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Balanced Portfolio

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,703,597	236,380	—
U.S. Government and Agency Obligations	—	209,450	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	43,805	335
Corporate Bonds	—	662,733	—
Sovereign Bonds	—	47,349	—
Taxable Municipal Bonds	—	48,832	—
Temporary Cash Investments	10	75,566	—
Futures Contracts—Liabilities[1]	(22)	—	—
Forward Currency Contracts—Liabilities	—	(245)	—
Total	1,703,585	1,323,870	335

1 Represents variation margin on the last day of the reporting period.

E.   At June 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Variation Margin Payable—Futures Contracts	(22)	—	—	(22)
Unrealized Depreciation—Forward Currency Contracts	—	(245)	—	(245)
Total Liabilities	(22)	(245)	—	(267)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(930)	—	—	(930)
Swap Contracts	—	—	(65)	(65)
Forward Currency Contracts	—	(237)	—	(237)
Realized Net Gain (Loss) on Derivatives	(930)	(237)	(65)	(1,232)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	745	—	—	745
Swap Contracts	—	—	3	3
Forward Currency Contracts	—	(60)	—	(60)
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	(60)	3	688

F.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,495,934
Gross Unrealized Appreciation	578,183
Gross Unrealized Depreciation	(45,795)
Net Unrealized Appreciation (Depreciation)	532,388

Balanced Portfolio

G.   During the six months ended June 30, 2019, the portfolio purchased $283,811,000 of investment securities and sold $314,679,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $97,889,000 and $86,666,000, respectively.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	5,734	10,418
Issued in Lieu of Cash Distributions	10,988	9,268
Redeemed	(6,790)	(16,340)
Net Increase (Decrease) in Shares Outstanding	9,932	3,346

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 80% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.    Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Balanced Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the Balanced Portfolio since its inception in 1991.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Capital Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Growth Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,122.22	$1.79
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Capital Growth Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	5.5%
Consumer Discretionary	9.8
Energy	1.0
Financials	8.8
Health Care	24.3
Industrials	19.1
Information Technology	30.8
Materials	0.7

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Capital Growth Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (93.3%)
Communication Services (5.2%)
*	Alphabet Inc. Class C	34,470	37,259
*	Alphabet Inc. Class A	34,000	36,815
	Walt Disney Co.	69,400	9,691
	Activision Blizzard Inc.	127,400	6,013
	Comcast Corp. Class A	43,900	1,856
*	Charter Communications Inc. Class A	2,900	1,146
			92,780
Consumer Discretionary (9.1%)
*	Alibaba Group Holding Ltd. ADR	231,800	39,278
	Sony Corp. ADR	461,900	24,199
	Ross Stores Inc.	213,900	21,202
	Whirlpool Corp.	116,000	16,514
	TJX Cos. Inc.	254,600	13,463
*	Amazon.com Inc.	5,400	10,226
	Carnival Corp.	209,400	9,748
	Royal Caribbean Cruises Ltd.	78,000	9,454
*,^	Mattel Inc.	669,500	7,505
	L Brands Inc.	238,300	6,220
	eBay Inc.	46,800	1,849
*	Altaba Inc.	26,600	1,845
	Marriott International Inc. Class A	11,100	1,557
*	Garrett Motion Inc.	5,360	82
			163,142
Energy (0.9%)
	Hess Corp.	131,200	8,340
	EOG Resources Inc.	43,200	4,025
	Schlumberger Ltd.	45,700	1,816
	Noble Energy Inc.	49,700	1,113
*	Transocean Ltd.	169,200	1,085
			16,379
Financials (8.2%)
	Wells Fargo & Co.	789,200	37,345
	JPMorgan Chase & Co.	307,000	34,323
	Charles Schwab Corp.	461,000	18,528
	Marsh & McLennan Cos. Inc.	170,700	17,027
	Bank of America Corp.	549,000	15,921
	Discover Financial Services	82,500	6,401
	Progressive Corp.	73,700	5,891
	US Bancorp	81,300	4,260
	CME Group Inc.	20,400	3,960
	Citigroup Inc.	41,900	2,934
			146,590
Health Care (22.7%)
	Eli Lilly & Co.	633,571	70,193
*	Biogen Inc.	246,200	57,579
	Amgen Inc.	283,871	52,312
	Novartis AG ADR	397,550	36,300
*	Boston Scientific Corp.	798,902	34,337
	AstraZeneca plc ADR	791,400	32,669
	Roche Holding AG	98,611	27,728
	Thermo Fisher Scientific Inc.	69,500	20,411
*	Elanco Animal Health Inc.	348,916	11,793
	Medtronic plc	117,200	11,414
	Abbott Laboratories	134,400	11,303
	Bristol-Myers Squibb Co.	242,600	11,002
*	BioMarin Pharmaceutical Inc.	112,200	9,610
*	Alcon Inc.	70,410	4,369
1	Siemens Healthineers AG	96,400	4,062
	Merck & Co. Inc.	36,200	3,035
	CVS Health Corp.	51,100	2,785
	Agilent Technologies Inc.	26,500	1,979
	Zimmer Biomet Holdings Inc.	14,600	1,719
	Sanofi ADR	36,800	1,592
	Johnson & Johnson	4,700	655
			406,847
Industrials (17.8%)
	Southwest Airlines Co.	978,150	49,670
	FedEx Corp.	266,400	43,740
	Airbus SE	296,100	41,905
*	United Continental Holdings Inc.	431,900	37,813
	Siemens AG	203,887	24,274
	Caterpillar Inc.	153,500	20,921
	American Airlines Group Inc.	543,900	17,737
	Delta Air Lines Inc.	300,700	17,065
	Deere & Co.	81,300	13,472
	Union Pacific Corp.	59,200	10,011
	Honeywell International Inc.	53,600	9,358
	Boeing Co.	25,550	9,300
	Alaska Air Group Inc.	115,000	7,350
	United Parcel Service Inc. Class B	47,850	4,941
	Textron Inc.	53,100	2,816
	CSX Corp.	34,200	2,646
*	TransDigm Group Inc.	5,000	2,419
	United Technologies Corp.	11,400	1,484
	Pentair plc	23,700	882
	nVent Electric plc	23,700	588
*	Resideo Technologies Inc.	8,933	196
			318,588
Information Technology (28.7%)
*	Adobe Inc.	347,000	102,244
	Microsoft Corp.	654,200	87,637
	Texas Instruments Inc.	556,400	63,853
*	Micron Technology Inc.	842,900	32,528
	QUALCOMM Inc.	326,800	24,860
	NetApp Inc.	336,100	20,737
	Intuit Inc.	70,800	18,502
	Cisco Systems Inc.	327,100	17,902
	Telefonaktiebolaget LM Ericsson ADR	1,861,500	17,684
	Intel Corp.	365,700	17,506
	Hewlett Packard Enterprise Co.	1,140,550	17,051
	KLA-Tencor Corp.	142,600	16,855
	HP Inc.	809,250	16,824
	NVIDIA Corp.	64,400	10,576
	Analog Devices Inc.	86,800	9,797
	Oracle Corp.	161,300	9,189
	Visa Inc. Class A	33,200	5,762
	Corning Inc.	127,350	4,232
*	PayPal Holdings Inc.	31,700	3,628
	DXC Technology Co.	57,461	3,169
	Plantronics Inc.	71,650	2,654
	Apple Inc.	12,500	2,474
*	salesforce.com Inc.	12,700	1,927
	Micro Focus International plc ADR	72,667	1,903
	Entegris Inc.	46,900	1,750
*	BlackBerry Ltd.	195,800	1,461
*	Dell Technologies Inc.	18,447	937
	Perspecta Inc.	28,730	673
			514,315
	Materials (0.7%)
	Albemarle Corp.	63,900	4,499
	Linde plc	20,500	4,116
	DuPont de Nemours Inc.	23,867	1,792
	Dow Inc.	23,866	1,177
*	Corteva Inc.	23,866	706
			12,290
Total Common Stocks (Cost $1,048,236)			1,670,931
Temporary Cash Investment (7.2%)
Money Market Fund (7.2%)
2,3	Vanguard Market Liquidity Fund, 2.499% (Cost $129,407)	1,293,816	129,407
Total Investments (100.5%) (Cost $1,177,643)			1,800,338

			Amount
			($000)
Other Assets and Liabilities (-0.5%)
Other Assets			2,301
Liabilities[3]			(11,191)
			(8,890)
Net Assets (100%)
Applicable to 49,538,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,791,448
Net Asset Value Per Share			$36.16

Capital Growth Portfolio

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	1,670,931
Affiliated Issuers	129,407
Total Investments in Securities	1,800,338
Investment in Vanguard	85
Receivables for Accrued Income	1,906
Receivables for Capital Shares Issued	245
Other Assets	65
Total Assets	1,802,639
Liabilities
Payables for Investment Securities Purchased	258
Collateral for Securities on Loan	7,598
Payables to Investment Advisor	669
Payables for Capital Shares Redeemed	2,040
Payables to Vanguard	626
Total Liabilities	11,191
Net Assets	1,791,448

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,142,032
Total Distributable Earnings (Loss)	649,416
Net Assets	1,791,448

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,098,000.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of this security represented 0.2% of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $7,598,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Capital Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends[1]	15,430
Interest[2]	1,755
Securities Lending—Net	75
Total Income	17,260
Expenses
Investment Advisory Fees—Note B	1,319
The Vanguard Group—Note C
Management and Administrative	1,555
Marketing and Distribution	93
Custodian Fees	2
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	2,975
Net Investment Income	14,285
Realized Net Gain (Loss)
Investment Securities Sold[2]	14,561
Foreign Currencies	(9)
Realized Net Gain (Loss)	14,552
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	166,499
Foreign Currencies	8
Change in Unrealized Appreciation (Depreciation)	166,507
Net Increase (Decrease) in Net Assets Resulting from Operations	195,344

1   Dividends are net of foreign withholding taxes of $543,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,755,000, $5,000, and $25,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,285	19,251
Realized Net Gain (Loss)	14,552	47,961
Change in Unrealized Appreciation (Depreciation)	166,507	(101,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	195,344	(34,704)
Distributions
Net Investment Income	(19,835)	(13,245)
Realized Capital Gain[1]	(48,481)	(41,571)
Total Distributions	(68,316)	(54,816)
Capital Share Transactions
Issued	131,119	433,119
Issued in Lieu of Cash Distributions	68,316	54,816
Redeemed	(130,729)	(218,735)
Net Increase (Decrease) from Capital Share Transactions	68,706	269,200
Total Increase (Decrease)	195,734	179,680
Net Assets
Beginning of Period	1,595,714	1,416,034
End of Period	1,791,448	1,595,714

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $1,053,000 and $420,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Capital Growth Portfolio

Financial Highlights

	Six Months Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$33.49	$35.12	$28.36	$26.64	$27.15	$23.60
Investment Operations
Net Investment Income	.291[1]	.429[1]	.366[1]	.374	.310	.304
Net Realized and Unrealized Gain (Loss) on Investments	3.794	(.754)	7.580	2.362	.391	3.945
Total from Investment Operations	4.085	(.325)	7.946	2.736	.701	4.249
Distributions
Dividends from Net Investment Income	(.411)	(.315)	(.371)	(.318)	(.301)	(.218)
Distributions from Realized Capital Gains	(1.004)	(.990)	(.815)	(.698)	(.910)	(.481)
Total Distributions	(1.415)	(1.305)	(1.186)	(1.016)	(1.211)	(.699)
Net Asset Value, End of Period	$36.16	$33.49	$35.12	$28.36	$26.64	$27.15

Total Return	12.22%	-1.18%	28.83%	10.84%	2.62%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,791	$1,596	$1,416	$964	$894	$829
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.36%	0.36%	0.36%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.18%	1.16%	1.44%	1.21%	1.31%
Portfolio Turnover Rate	3%	6%	7%	5%	5%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

Notes to Financial Statements

The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Capital Growth Portfolio

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2019, the investment advisory fee represented an effective annual rate of 0.15% of the portfolio’s average net assets.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Capital Growth Portfolio

operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $85,000, representing 0.00% of the portfolio’s net assets and 0.03% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,572,962	97,969	—
Temporary Cash Investments	129,407	—	—
Total	1,702,369	97,969	—

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,177,643
Gross Unrealized Appreciation	691,141
Gross Unrealized Depreciation	(68,446)
Net Unrealized Appreciation (Depreciation)	622,695

F.   During the six months ended June 30, 2019, the portfolio purchased $58,003,000 of investment securities and sold $22,088,000 of investment securities, other than temporary cash investments.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	3,663	11,899
Issued in Lieu of Cash Distributions	1,900	1,525
Redeemed	(3,679)	(6,095)
Net Increase (Decrease) in Shares Outstanding	1,884	7,329

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 49% of the portfolio’s net assets. If the shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio or cause the portfolio to incur higher transaction costs.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Capital Growth Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Conservative Allocation Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Conservative Allocation Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Conservative Allocation Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Conservative Allocation Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,102.87	$0.68
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65

The calculations are based on the Conservative Allocation Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Conservative Allocation Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (181/365).

Conservative Allocation Portfolio

Underlying Vanguard Funds

As of June 30, 2019

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	41.9%
Vanguard Variable Insurance Fund Equity Index Portfolio	20.1
Vanguard Total International Bond Index Fund Admiral Shares	17.9
Vanguard Total International Stock Index Fund Admiral Shares	16.0
Vanguard Extended Market Index Fund Admiral Shares	4.1

Conservative Allocation Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	1,703,637	73,307
Vanguard Extended Market Index Admiral Shares	167,365	15,060
88,367
International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Admiral Shares	2,071,601	58,668

U.S. Bond Fund (41.9%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	12,863,621	153,334

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	2,869,619	65,657
Total Investment Companies (Cost $352,100)	366,026
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.499% (Cost $2)	20	2
Total Investments (100.0%) (Cost $352,102)	366,028
Other Assets and Liabilities (0.0%)
Other Assets	556
Liabilities	(507)
49
Net Assets (100%)
Applicable to 14,494,265 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	366,077
Net Asset Value Per Share	$25.26

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	366,028
Receivables for Accrued Income	60
Receivables for Capital Shares Issued	496
Total Assets	366,584
Liabilities
Payables for Investment Securities Purchased	435
Payables for Capital Shares Redeemed	72
Total Liabilities	507
Net Assets	366,077

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	341,910
Total Distributable Earnings (Loss)	24,167
Net Assets	366,077

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Conservative Allocation Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,328
Net Investment Income—Note B	6,328
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,713
Affiliated Funds Sold	2,684
Realized Net Gain (Loss)	4,397
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	22,177
Net Increase (Decrease) in Net Assets Resulting from Operations	32,902

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,328	7,418
Realized Net Gain (Loss)	4,397	7,997
Change in Unrealized Appreciation (Depreciation)	22,177	(25,149)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,902	(9,734)
Distributions
Net Investment Income	(7,812)	(6,271)
Realized Capital Gain[1]	(8,058)	(6,817)
Total Distributions	(15,870)	(13,088)
Capital Share Transactions
Issued	36,650	74,458
Issued in Lieu of Cash Distributions	15,870	13,088
Redeemed	(24,688)	(49,700)
Net Increase (Decrease) from Capital Share Transactions	27,832	37,846
Total Increase (Decrease)	44,864	15,024
Net Assets
Beginning of Period	321,213	306,189
End of Period	366,077	321,213

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $90,000 and $284,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Conservative Allocation Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.02	$25.84	$24.22	$23.72	$24.44	$23.86
Investment Operations
Net Investment Income[1]	.461	.581	.592	.527	.470	.495
Capital Gain Distributions Received[1]	.125	.100	.203	.128	.201	.130
Net Realized and Unrealized Gain (Loss) on Investments	1.842	(1.417)	1.769	.728	(.611)	.971
Total from Investment Operations	2.428	(.736)	2.564	1.383	.060	1.596
Distributions
Dividends from Net Investment Income	(.585)	(.519)	(.500)	(.407)	(.387)	(.386)
Distributions from Realized Capital Gains	(.603)	(.565)	(.444)	(.476)	(.393)	(.630)
Total Distributions	(1.188)	(1.084)	(.944)	(.883)	(.780)	(1.016)
Net Asset Value, End of Period	$25.26	$24.02	$25.84	$24.22	$23.72	$24.44

Total Return	10.29%	-2.98%	10.89%	6.02%	0.20%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$321	$306	$233	$199	$160
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.14%	0.16%	0.16%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.33%	2.38%	2.20%	1.95%	2.07%
Portfolio Turnover Rate	14%	18%	19%	14%	15%	13%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Conservative Allocation Portfolio

Notes to Financial Statements

The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2019, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Conservative Allocation Portfolio

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	352,102
Gross Unrealized Appreciation	16,721
Gross Unrealized Depreciation	(2,795)
Net Unrealized Appreciation (Depreciation)	13,926

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	1,471	2,995
Issued in Lieu of Cash Distributions	651	527
Redeemed	(1,000)	(2,000)
Net Increase (Decrease) in Shares Outstanding	1,122	1,522

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec, 31,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	2
Vanguard Extended Market Index Fund	12,932	1,052	1,324	360	2,040	74	—	15,060
Vanguard Variable Insurance Fund— Equity Index Portfolio	65,384	8,966	9,494	1,694	6,757	1,308	1,713	73,307
Vanguard Variable Insurance Fund— Total Bond Market Index Portfolio	132,862	23,015	7,344	130	4,671	3,777	—	153,334
Vanguard Total International Bond Index Fund	57,503	5,998	1,104	114	3,146	337	—	65,657
Vanguard Total International Stock Index Fund	52,082	5,682	5,045	386	5,563	831	—	58,668
Total	320,763	44,713	24,311	2,684	22,177	6,328	1,713	366,028

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Conservative Allocation Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2011 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Diversified Value Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Diversified Value Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,149.24	$1.33
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.55	1.25

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.25%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Diversified Value Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	3.9%
Consumer Discretionary	7.1
Consumer Staples	2.8
Energy	12.0
Financials	22.1
Health Care	13.3
Industrials	13.0
Information Technology	12.0
Materials	9.1
Real Estate	0.0
Utilities	4.7

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Diversified Value Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (97.1%)
Communication Services (3.8%)
Comcast Corp. Class A	854,937	36,147

Consumer Discretionary (6.9%)
Lowe’s Cos. Inc.	330,766	33,378
Dollar General Corp.	232,587	31,436
Advance Auto Parts Inc.	9,410	1,450
		66,264
Consumer Staples (2.7%)
Philip Morris International Inc.	330,101	25,923

Energy (11.6%)
EOG Resources Inc.	322,336	30,029
Phillips 66	245,461	22,960
BP plc ADR	469,165	19,564
Schlumberger Ltd.	444,468	17,663
Chevron Corp.	91,921	11,439
Valero Energy Corp.	116,646	9,986
		111,641
Financials (21.5%)
American Express Co.	288,942	35,667
American International Group Inc.	659,137	35,119
US Bancorp	598,976	31,386
Wells Fargo & Co.	624,125	29,534
JPMorgan Chase & Co.	226,753	25,351
Northern Trust Corp.	205,241	18,472
State Street Corp.	217,853	12,213
Bank of New York Mellon Corp.	169,210	7,471
Navient Corp.	481,560	6,573
SLM Corp.	481,741	4,682
		206,468
Health Care (12.9%)
Medtronic plc	315,898	30,765
Anthem Inc.	104,995	29,631
CVS Health Corp.	364,721	19,874
Sanofi ADR	418,919	18,127
Cigna Corp.	95,590	15,060
Pfizer Inc.	238,141	10,316
		123,773
Industrials (12.7%)
Johnson Controls International plc	848,775	35,063
United Technologies Corp.	268,979	35,021
General Electric Co.	2,111,297	22,169
General Dynamics Corp.	81,982	14,906
Wabtec Corp.	205,704	14,761
		121,920
Information Technology (11.6%)
Oracle Corp.	694,215	39,549
QUALCOMM Inc.	519,885	39,548
Microsoft Corp.	244,220	32,716
		111,813
Materials (8.8%)
Air Products & Chemicals Inc.	172,896	39,138
DuPont de Nemours Inc.	259,206	19,458
* Corteva Inc.	540,402	15,980
Dow Inc.	202,715	9,996
		84,572
Utilities (4.6%)
Dominion Energy Inc.	395,923	30,613
Exelon Corp.	279,250	13,387
		44,000
Total Common Stocks (Cost $831,688)		932,521
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
1 Vanguard Market Liquidity Fund, 2.499%
(Cost $26,022)	260,169	26,022
Total Investments (99.8%) (Cost $857,710)		958,543

		Amount
		($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard		45
Receivables for Investment Securities Sold		2,854
Receivables for Accrued Income		1,798
Receivables for Capital Shares Issued		283
Other Assets		269
Total Other Assets		5,249
Liabilities
Payables for Investment Securities Purchased		(1,482)
Payables for Capital Shares Redeemed		(394)
Payables to Investment Advisor		(215)
Payables to Vanguard		(839)
Total Liabilities		(2,930)
Net Assets (100%)
Applicable to 63,898,526 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		960,862
Net Asset Value Per Share		$15.04

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	839,789
Total Distributable Earnings (Loss)	121,073
Net Assets	960,862

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Diversified Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends[1]	14,467
Interest[2]	228
Securities Lending—Net	9
Total Income	14,704
Expenses
Investment Advisory Fees—Note B
Basic Fee	591
Performance Adjustment	(167)
The Vanguard Group—Note C
Management and Administrative	703
Marketing and Distribution	37
Custodian Fees	2
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	1,171
Net Investment Income	13,533
Realized Net Gain (Loss) on Investment Securities Sold[2]	9,642
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	105,980
Net Increase (Decrease) in Net Assets Resulting from Operations	129,155

1 Dividends are net of foreign withholding taxes of $147,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $228,000, ($5,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,533	27,150
Realized Net Gain (Loss)	9,642	54,769
Change in Unrealized Appreciation (Depreciation)	105,980	(172,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,155	(90,632)
Distributions
Net Investment Income	(27,864)	(27,747)
Realized Capital Gain[1]	(55,311)	(54,228)
Total Distributions	(83,175)	(81,975)
Capital Share Transactions
Issued	30,521	95,428
Issued in Lieu of Cash Distributions	83,175	81,975
Redeemed	(86,206)	(254,507)
Net Increase (Decrease) from Capital Share Transactions	27,490	(77,104)
Total Increase (Decrease)	73,470	(249,711)
Net Assets
Beginning of Period	887,392	1,137,103
End of Period	960,862	887,392

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $1,913,000 and $420,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Diversified Value Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.33	$17.04	$17.11	$16.55	$18.65	$18.10
Investment Operations
Net Investment Income	.214[1]	.412[1]	.401[1]	.496	.471	.447
Net Realized and Unrealized Gain (Loss) on Investments	1.875	(1.872)	1.658	1.468	(.901)	1.248
Total from Investment Operations	2.089	(1.460)	2.059	1.964	(.430)	1.695
Distributions
Dividends from Net Investment Income	(.462)	(.423)	(.491)	(.461)	(.466)	(.415)
Distributions from Realized Capital Gains	(.917)	(.827)	(1.638)	(.943)	(1.204)	(.730)
Total Distributions	(1.379)	(1.250)	(2.129)	(1.404)	(1.670)	(1.145)
Net Asset Value, End of Period	$15.04	$14.33	$17.04	$17.11	$16.55	$18.65

Total Return	14.92%	-9.12%	13.16%	12.96%	-2.45%	9.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$961	$887	$1,137	$1,130	$1,060	$1,213
Ratio of Total Expenses to Average Net Assets[2]	0.25%	0.25%	0.27%	0.27%	0.28%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.58%	2.45%	3.01%	2.55%	2.50%
Portfolio Turnover Rate	35%	18%	18%	34%	13%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2   Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), (0.03%), (0.03%), (0.03%), and (0.01%).

Notes to Financial Statements

The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

Diversified Value Portfolio

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

5. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Barrow, Hanley, Mewhinney & Strauss, LLC, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the MSCI Prime Market 750 Index for the preceding three years. For the six months ended June 30, 2019, the investment advisory fee represented an effective annual basic rate of 0.13% of the portfolio’s average net assets before a decrease of $167,000 (0.04%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $45,000, representing 0.00% of the portfolio’s net assets and 0.02% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

Diversified Value Portfolio

D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

E.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	857,710
Gross Unrealized Appreciation	187,213
Gross Unrealized Depreciation	(86,380)
Net Unrealized Appreciation (Depreciation)	100,833

F.  During the six months ended June 30, 2019, the portfolio purchased $162,864,000 of investment securities and sold $209,991,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	2,045	5,928
Issued in Lieu of Cash Distributions	5,732	5,292
Redeemed	(5,787)	(16,026)
Net Increase (Decrease) in Shares Outstanding	1,990	(4,806)

At June 30, 2019, two shareholders were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 69%. If one of these shareholders were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Diversified Value Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Diversified Value Portfolio has renewed the portfolio’s investment advisory arrangement with Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Barrow Hanley, founded in 1979, is known for its commitment to value investing. A subsidiary of Old Mutual Asset Management, Barrow Hanley remains independently managed. Using fundamental research, the advisor seeks to make long-term investments in quality or improving businesses that are undervalued because of short-term disappointments. Barrow Hanley seeks to construct a portfolio with strict adherence to valuation factors, with below-average price-to-earnings and price-to-book value ratios, and above-average current yields. The firm has managed the portfolio since its inception in 1999.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Barrow Hanley in determining whether to approve the advisory fee, because Barrow Hanley is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Barrow Hanley without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Equity Income Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Income Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,142.86	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Equity Income Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	6.9%
Consumer Discretionary	4.4
Consumer Staples	12.4
Energy	8.8
Financials	17.3
Health Care	16.9
Industrials	10.0
Information Technology	10.8
Materials	3.0
Real Estate	1.4
Utilities	8.1

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (94.9%)[1]
Communication Services (6.5%)
Verizon Communications Inc.	851,846	48,666
Comcast Corp. Class A	786,776	33,265
AT&T Inc.	293,356	9,830
BCE Inc.	156,397	7,116
Omnicom Group Inc.	31,453	2,578
Sinclair Broadcast Group Inc. Class A	30,305	1,625
Cogent Communications Holdings Inc.	25,744	1,528
Meredith Corp.	22,968	1,265
National CineMedia Inc.	93,418	613
CenturyLink Inc.	21,296	250
		106,736
Consumer Discretionary (4.0%)
Home Depot Inc.	87,943	18,289
McDonald’s Corp.	76,524	15,891
Cie Generale des Etablissements Michelin SCA	43,083	5,447
Darden Restaurants Inc.	29,440	3,584
General Motors Co.	92,281	3,556
Whirlpool Corp.	24,493	3,487
Autoliv Inc.	41,695	2,940
Brinker International Inc.	71,322	2,807
Bed Bath & Beyond Inc.	229,268	2,664
Ralph Lauren Corp. Class A	11,573	1,315
Target Corp.	12,301	1,065
Signet Jewelers Ltd.	54,615	977
Best Buy Co. Inc.	10,271	716
Tailored Brands Inc.	113,807	657
Abercrombie & Fitch Co.	39,481	633
Newell Brands Inc.	39,110	603
H&R Block Inc.	16,186	474
Tapestry Inc.	13,376	424
Wyndham Destinations Inc.	6,456	283
		65,812
Consumer Staples (11.9%)
Philip Morris International Inc.	364,934	28,658
Procter & Gamble Co.	244,325	26,790
Coca-Cola Co.	507,460	25,840
PepsiCo Inc.	193,872	25,422
Unilever NV	318,904	19,364
Walmart Inc.	121,648	13,441
Mondelez International Inc. Class A	229,547	12,373
Sysco Corp.	170,160	12,034
Nestle SA	90,328	9,351
Kimberly-Clark Corp.	40,918	5,454
Coca-Cola European Partners plc	64,603	3,650
Coty Inc. Class A	238,966	3,202
Campbell Soup Co.	75,037	3,007
Altria Group Inc.	46,760	2,214
Bunge Ltd.	30,734	1,712
Universal Corp.	20,444	1,242
Archer-Daniels-Midland Co.	23,710	967
^ B&G Foods Inc.	33,192	690
Molson Coors Brewing Co. Class B	7,923	444
SpartanNash Co.	16,062	188
Colgate-Palmolive Co.	2,159	155
		196,198
Energy (8.5%)
Chevron Corp.	323,038	40,199
Exxon Mobil Corp.	422,593	32,383
Suncor Energy Inc.	657,136	20,476
Kinder Morgan Inc.	711,230	14,851
TC Energy Corp.	278,987	13,831
Phillips 66	54,084	5,059
Occidental Petroleum Corp.	75,380	3,790
ConocoPhillips	38,497	2,348
Murphy Oil Corp.	95,134	2,345
Green Plains Inc.	152,476	1,644
* Cosan Ltd.	84,388	1,127
Helmerich & Payne Inc.	12,962	656
Archrock Inc.	56,723	601
Schlumberger Ltd.	13,007	517
		139,827
Financials (16.5%)
JPMorgan Chase & Co.	549,962	61,486
Bank of America Corp.	1,119,902	32,477
MetLife Inc.	459,458	22,821
PNC Financial Services Group Inc.	104,937	14,406
Marsh & McLennan Cos. Inc.	114,065	11,378
Chubb Ltd.	76,497	11,267
M&T Bank Corp.	56,705	9,644
Travelers Cos. Inc.	62,399	9,330
Wells Fargo & Co.	193,952	9,178
Citigroup Inc.	129,052	9,037
American International Group Inc.	155,922	8,307
US Bancorp	134,394	7,042
Principal Financial Group Inc.	94,737	5,487
Progressive Corp.	66,594	5,323
Aflac Inc.	92,344	5,061
Synchrony Financial	119,881	4,156
BlackRock Inc.	8,595	4,034
Regions Financial Corp.	252,659	3,775
Comerica Inc.	47,932	3,482
Fifth Third Bancorp	115,279	3,216
Unum Group	93,386	3,133
LPL Financial Holdings Inc.	37,799	3,083
Popular Inc.	56,829	3,082
Ameriprise Financial Inc.	19,704	2,860
Franklin Resources Inc.	64,920	2,259
Bank of NT Butterfield & Son Ltd.	65,811	2,235
Cincinnati Financial Corp.	20,961	2,173
AXA Equitable Holdings Inc.	88,749	1,855
Cullen/Frost Bankers Inc.	18,713	1,753
SunTrust Banks Inc.	23,542	1,480
T. Rowe Price Group Inc.	12,769	1,401
Westamerica Bancorporation	16,691	1,028
Community Bank System Inc.	12,098	797
CME Group Inc.	3,316	644
Morgan Stanley	13,012	570
American National Insurance Co.	3,630	423
Citizens Financial Group Inc.	11,841	419
Navient Corp.	28,475	389
Fidelity National Financial Inc.	9,131	368
NBT Bancorp Inc.	7,667	288
Prudential Financial Inc.	2,715	274
		271,421
Health Care (16.1%)
Johnson & Johnson	364,388	50,752
Pfizer Inc.	961,591	41,656
Merck & Co. Inc.	404,604	33,926
Medtronic plc	212,510	20,696
Eli Lilly & Co.	169,583	18,788
Bristol-Myers Squibb Co.	327,305	14,843
Koninklijke Philips NV	326,816	14,209
Roche Holding AG	46,622	13,110
Novartis AG	141,965	12,960
UnitedHealth Group Inc.	45,629	11,134
AstraZeneca plc ADR	247,029	10,197
AbbVie Inc.	104,055	7,567
Gilead Sciences Inc.	70,968	4,795
Amgen Inc.	23,731	4,373
Cardinal Health Inc.	67,182	3,164
Patterson Cos. Inc.	56,212	1,287
CVS Health Corp.	19,009	1,036
		264,493
Industrials (9.5%)
Lockheed Martin Corp.	61,055	22,196
Caterpillar Inc.	140,651	19,169
Deere & Co.	92,802	15,378
Union Pacific Corp.	86,116	14,563
Eaton Corp. plc	167,163	13,921
Honeywell International Inc.	61,547	10,745
3M Co.	57,497	9,967
United Technologies Corp.	72,740	9,471
Raytheon Co.	52,092	9,058
BAE Systems plc	1,050,105	6,600
United Parcel Service Inc. Class B	32,912	3,399
Nielsen Holdings plc	141,774	3,204
General Electric Co.	302,780	3,179
Boeing Co.	7,868	2,864
National Presto Industries Inc.	25,111	2,343
Macquarie Infrastructure Corp.	47,286	1,917
CH Robinson Worldwide Inc.	21,754	1,835
Triton International Ltd.	54,417	1,783
Cummins Inc.	9,493	1,627
ABM Industries Inc.	33,178	1,327
Hillenbrand Inc.	18,679	739
Copa Holdings SA Class A	2,916	284
McGrath RentCorp	4,274	266
nVent Electric plc	9,566	237
		156,072

Equity Income Portfolio

			Market
			Value•
		Shares	($000)
Information Technology (9.9%)
	Cisco Systems Inc.	796,653	43,601
	Intel Corp.	683,092	32,700
	Analog Devices Inc.	172,871	19,512
	TE Connectivity Ltd.	101,289	9,701
	KLA-Tencor Corp.	72,944	8,622
	Texas Instruments Inc.	73,779	8,467
	Maxim Integrated Products Inc.	133,176	7,966
	International Business Machines Corp.	43,413	5,987
	Broadcom Inc.	20,039	5,768
	QUALCOMM Inc.	68,077	5,179
	HP Inc.	220,971	4,594
	ManTech International Corp. Class A	40,163	2,645
	ADTRAN Inc.	170,483	2,600
	Western Union Co.	98,338	1,956
	Automatic Data Processing Inc.	10,407	1,720
	Hewlett Packard Enterprise Co.	83,130	1,243
	Xperi Corp.	33,868	697
	National Instruments Corp.	10,025	421
			163,379

Materials (2.8%)
	Dow Inc.	184,503	9,098
	Nutrien Ltd.	169,406	9,056
	Celanese Corp. Class A	60,634	6,536
	DuPont de Nemours Inc.	52,069	3,909
	CF Industries Holdings Inc.	64,726	3,023
	Nucor Corp.	54,634	3,010
	Domtar Corp.	67,072	2,987
	Linde plc	14,401	2,892
*	Corteva Inc.	52,068	1,540
	Sonoco Products Co.	15,938	1,041
	Olin Corp.	46,257	1,014
	International Paper Co.	21,428	928
	Air Products & Chemicals Inc.	3,189	722
	Southern Copper Corp.	10,805	420
			46,176
Real Estate (1.3%)
	Crown Castle International Corp.	152,158	19,834
	Kennedy-Wilson Holdings Inc.	37,927	780
			20,614
Utilities (7.9%)
	Sempra Energy	127,082	17,466
	Dominion Energy Inc.	203,911	15,766
	NextEra Energy Inc.	76,262	15,623
	American Electric Power Co. Inc.	159,774	14,062
	Eversource Energy	143,849	10,898
	Exelon Corp.	180,017	8,630
	Duke Energy Corp.	92,369	8,151
	UGI Corp.	129,439	6,913
	Southern Co.	106,513	5,888
	FirstEnergy Corp.	97,439	4,171
	Ameren Corp.	49,659	3,730
	AES Corp.	211,341	3,542
	Public Service Enterprise Group Inc.	51,838	3,049
	Black Hills Corp.	34,549	2,701
	NorthWestern Corp.	34,634	2,499
	PNM Resources Inc.	39,277	2,000
	Portland General Electric Co.	32,368	1,753
	Pinnacle West Capital Corp.	14,000	1,317
	PPL Corp.	41,426	1,285
			129,444
Total Common Stocks (Cost $1,311,497)			1,560,172
Temporary Cash Investments (4.9%)[1]
Money Market Fund (2.6%)
2,3	Vanguard Market Liquidity Fund, 2.499%	425,042	42,513

		Face
		Amount
		($000)
Repurchase Agreement (2.1%)
	BNP Paribas Securities Corp. 2.500%, 7/1/19 (Dated 6/28/19, Repurchase Value $34,607,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%–5.500%, 6/1/35–4/1/49, Federal National Mortgage Assn. 4.000%–6.000%, 7/1/35–2/1/49, Government National Mortgage Assn. 3.000%–4.500%, 5/15/40–6/20/49, and U.S Treasury Note/Bond 1.375%–3.000%, 1/15/20–2/15/47, with a value of $35,292,000)	34,600	34,600

U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill, 2.385%, 8/1/19	1,200	1,198
4	United States Treasury Bill, 2.349%, 8/15/19	150	150
4	United States Treasury Bill, 2.135%, 11/14/19	1,500	1,488
			2,836
Total Temporary Cash Investments (Cost $79,948)			79,949
Total Investments (99.8%) (Cost $1,391,445)			1,640,121

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	77
Receivables for Investment Securities Sold	2,756
Receivables for Accrued Income	2,618
Receivables for Capital Shares Issued	2,831
Variation Margin Receivable—Futures Contracts	201
Other Assets[4]	95
Total Other Assets	8,578
Liabilities
Payables for Investment Securities Purchased	(1,817)
Collateral for Securities on Loan	(680)
Payables to Investment Advisor	(275)
Payables for Capital Shares Redeemed	(1,165)
Payables to Vanguard	(810)
Total Liabilities	(4,747)
Net Assets (100%)
Applicable to 74,045,309 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,643,952
Net Asset Value Per Share	$22.20

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,359,317
Total Distributable Earnings (Loss)	284,635
Net Assets	1,643,952

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers.

          The total value of securities on loan is $643,000.

*     Non-income-producing security.

1   The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 97.7% and 2.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $680,000 of collateral received for securities on loan.

4   Securities with a value of $2,340,000 and cash of $3,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Equity Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	313		46,077	723

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends[1]	23,274
Interest[2]	1,061
Securities Lending—Net	113
Total Income	24,448
Expenses
Investment Advisory Fees—Note B
Basic Fee	862
Performance Adjustment	36
The Vanguard Group—Note C
Management and Administrative	1,306
Marketing and Distribution	81
Custodian Fees	13
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	2,305
Net Investment Income	22,143
Realized Net Gain (Loss)
Investment Securities Sold[2]	7,758
Futures Contracts	7,047
Foreign Currencies	(2)
Realized Net Gain (Loss)	14,803
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	162,632
Futures Contracts	2,345
Foreign Currencies	12
Change in Unrealized Appreciation (Depreciation)	164,989
Net Increase (Decrease) in Net Assets Resulting from Operations	201,935

1   Dividends are net of foreign withholding taxes of $431,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the portfolio were $681,000, $10,000, and $6,000, respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,143	38,158
Realized Net Gain (Loss)	14,803	96,730
Change in Unrealized Appreciation (Depreciation)	164,989	(221,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	201,935	(86,858)
Distributions
Net Investment Income	(39,417)	(31,643)
Realized Capital Gain[1]	(95,726)	(83,467)
Total Distributions	(135,143)	(115,110)
Capital Share Transactions
Issued	178,523	314,593
Issued in Lieu of Cash Distributions	135,143	115,110
Redeemed	(110,017)	(226,263)
Net Increase (Decrease) from Capital Share Transactions	203,649	203,440
Total Increase (Decrease)	270,441	1,472
Net Assets
Beginning of Period	1,373,511	1,372,039
End of Period	1,643,952	1,373,511

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $4,045,000 and $10,108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.24	$24.64	$22.10	$21.22	$23.04	$22.36
Investment Operations
Net Investment Income	.314[1]	.620[1]	.582[1]	.568	.597	.603
Net Realized and Unrealized Gain (Loss) on Investments	2.654	(1.977)	3.275	2.361	(.437)	1.782
Total from Investment Operations	2.968	(1.357)	3.857	2.929	.160	2.385
Distributions
Dividends from Net Investment Income	(.586)	(.562)	(.583)	(.583)	(.596)	(.555)
Distributions from Realized Capital Gains	(1.422)	(1.481)	(.734)	(1.466)	(1.384)	(1.150)
Total Distributions	(2.008)	(2.043)	(1.317)	(2.049)	(1.980)	(1.705)
Net Asset Value, End of Period	$22.20	$21.24	$24.64	$22.10	$21.22	$23.04

Total Return	14.29%	-5.96%	18.25%	15.07%	0.85%	11.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,644	$1,374	$1,372	$1,172	$940	$978
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.29%	0.31%	0.30%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.69%	2.56%	2.89%	2.76%	2.69%
Portfolio Turnover Rate	37%	36%	38%	32%	36%	31%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.00%), (0.00%), (0.01%), (0.01%), and 0.00%.

Notes to Financial Statements

The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Equity Income Portfolio

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities

Equity Income Portfolio

lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   The investment advisory firm Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $372,000 for the six months ended June 30, 2019.

For the six months ended June 30, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.11% of the portfolio’s average net assets, before an increase of $36,000 (0.00%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $77,000, representing 0.00% of the portfolio’s net assets and 0.03% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Income Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,498,495	61,677	—
Temporary Cash Investments	42,513	37,436	—
Futures Contracts—Assets[1]	201	—	—
Total	1,541,209	99,113	—

1   Represents variation margin on the last day of the reporting period.

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,391,445
Gross Unrealized Appreciation	300,289
Gross Unrealized Depreciation	(50,890)
Net Unrealized Appreciation (Depreciation)	249,399

F.   During the six months ended June 30, 2019, the portfolio purchased $365,561,000 of investment securities and sold $267,881,000 of investment securities, other than temporary cash investments.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	8,064	13,652
Issued in Lieu of Cash Distributions	6,289	5,121
Redeemed	(4,973)	(9,792)
Net Increase (Decrease) in Shares Outstanding	9,380	8,981

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 53% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Equity Income Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Fund Equity Income Portfolio has renewed the portfolio’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

Equity Income Portfolio

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Equity Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,184.47	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Equity Index Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	10.2%
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.4
Information Technology	21.5
Materials	2.8
Real Estate	3.0
Utilities	3.3

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (10.2%)
*	Facebook Inc. Class A	565,898	109,218
*	Alphabet Inc. Class C	72,384	78,241
*	Alphabet Inc. Class A	70,326	76,149
	AT&T Inc.	1,719,395	57,617
	Walt Disney Co.	411,226	57,424
	Verizon Communications Inc.	974,236	55,658
	Comcast Corp. Class A	1,066,945	45,111
*	Netflix Inc.	102,998	37,833
*	Charter Communications Inc. Class A	40,531	16,017
	Activision Blizzard Inc.	180,641	8,526
*	Electronic Arts Inc.	69,579	7,046
*	Twitter Inc.	172,645	6,025
	Omnicom Group Inc.	51,722	4,239
	CBS Corp. Class B	83,204	4,152
	Fox Corp. Class A	83,846	3,072
*	Take-Two Interactive Software Inc.	26,505	3,009
	CenturyLink Inc.	223,570	2,629
	Viacom Inc. Class B	83,104	2,482
*	Discovery Communications Inc.	84,242	2,397
*	DISH Network Corp. Class A	54,150	2,080
	Interpublic Group of Cos. Inc.	90,316	2,040
	News Corp. Class A	108,193	1,460
	Fox Corp. Class B	38,278	1,398
*	Discovery Communications Inc. Class A	37,518	1,152
*	TripAdvisor Inc.	24,096	1,115
	News Corp. Class B	11,121	155
			586,245
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	97,411	184,460
	Home Depot Inc.	259,223	53,911
	McDonald’s Corp.	179,838	37,345
	NIKE Inc. Class B	296,124	24,860
	Starbucks Corp.	285,277	23,915
*	Booking Holdings Inc.	10,199	19,120
	Lowe’s Cos. Inc.	184,537	18,622
	TJX Cos. Inc.	285,969	15,122
	General Motors Co.	311,340	11,996
	Target Corp.	120,734	10,457
	Ford Motor Co.	924,382	9,456
	Marriott International Inc. Class A	65,168	9,142
	Ross Stores Inc.	86,263	8,550
	Dollar General Corp.	60,857	8,226
	Yum! Brands Inc.	71,961	7,964
	eBay Inc.	193,083	7,627
*	O’Reilly Automotive Inc.	18,513	6,837
	VF Corp.	76,887	6,716
	Hilton Worldwide Holdings Inc.	68,650	6,710
*	AutoZone Inc.	5,782	6,357
*	Dollar Tree Inc.	55,823	5,995
	Royal Caribbean Cruises Ltd.	40,725	4,936
	Aptiv plc	60,363	4,879
*	Ulta Beauty Inc.	13,044	4,525
	Carnival Corp.	93,974	4,375
*	Chipotle Mexican Grill Inc. Class A	5,712	4,186
	Best Buy Co. Inc.	54,615	3,808
	Expedia Group Inc.	27,906	3,712
	Genuine Parts Co.	34,250	3,548
	Darden Restaurants Inc.	29,056	3,537
	DR Horton Inc.	80,717	3,481
	MGM Resorts International	119,440	3,412
*	CarMax Inc.	39,000	3,386
	Lennar Corp. Class A	66,047	3,201
	Tractor Supply Co.	28,453	3,096
	Hasbro Inc.	27,520	2,908
	Wynn Resorts Ltd.	22,655	2,809
*	Norwegian Cruise Line Holdings Ltd.	50,948	2,732
	Advance Auto Parts Inc.	16,765	2,584
	Tiffany & Co.	25,443	2,383
	Garmin Ltd.	28,325	2,260
	Tapestry Inc.	68,074	2,160
	Whirlpool Corp.	15,041	2,141
*	Mohawk Industries Inc.	14,467	2,134
	BorgWarner Inc.	48,815	2,049
*	LKQ Corp.	73,618	1,959
	PulteGroup Inc.	59,392	1,878
	Kohl’s Corp.	38,451	1,828
	PVH Corp.	17,705	1,676
	Macy’s Inc.	74,025	1,589
	Hanesbrands Inc.	84,035	1,447
	H&R Block Inc.	48,018	1,407
	Ralph Lauren Corp. Class A	12,374	1,406
	L Brands Inc.	53,808	1,404
	Newell Brands Inc.	90,758	1,400
	Harley-Davidson Inc.	37,602	1,347
*	Capri Holdings Ltd.	35,736	1,239
	Leggett & Platt Inc.	30,688	1,178
*,^	Under Armour Inc. Class A	45,335	1,149
	Foot Locker Inc.	26,622	1,116
*	Under Armour Inc. Class C	43,526	966
	Gap Inc.	49,909	897
	Nordstrom Inc.	25,046	798
	Lennar Corp. Class B	1,030	40
			586,354
Consumer Staples (7.2%)
	Procter & Gamble Co.	590,820	64,783
	Coca-Cola Co.	904,349	46,049
	PepsiCo Inc.	330,163	43,294
	Walmart Inc.	329,430	36,399
	Philip Morris International Inc.	366,587	28,788
	Costco Wholesale Corp.	103,608	27,379
	Altria Group Inc.	441,103	20,886
	Mondelez International Inc. Class A	338,913	18,267
	Colgate-Palmolive Co.	202,201	14,492
	Kimberly-Clark Corp.	80,813	10,771
	Walgreens Boots Alliance Inc.	183,276	10,020
	Estee Lauder Cos. Inc. Class A	51,683	9,464
	Sysco Corp.	111,488	7,884
	Constellation Brands Inc. Class A	39,432	7,766
	General Mills Inc.	141,551	7,434
*	Monster Beverage Corp.	92,429	5,900
	Tyson Foods Inc. Class A	69,349	5,599
	Archer-Daniels-Midland Co.	131,551	5,367
	Clorox Co.	30,054	4,602
	Kraft Heinz Co.	147,856	4,589
	McCormick & Co. Inc.	28,750	4,457
	Hershey Co.	32,668	4,379
	Church & Dwight Co. Inc.	57,733	4,218
	Kroger Co.	190,322	4,132
	Kellogg Co.	58,065	3,111
	JM Smucker Co.	26,605	3,065
	Conagra Brands Inc.	114,148	3,027
^	Hormel Foods Corp.	63,620	2,579
	Molson Coors Brewing Co. Class B	44,088	2,469
	Lamb Weston Holdings Inc.	34,366	2,177
	Brown-Forman Corp. Class B	38,985	2,161
	Campbell Soup Co.	45,397	1,819
	Coty Inc. Class A	72,248	968
			418,295
Energy (5.0%)
	Exxon Mobil Corp.	996,844	76,388
	Chevron Corp.	448,810	55,850
	ConocoPhillips	266,088	16,231
	Schlumberger Ltd.	327,087	12,998
	EOG Resources Inc.	136,959	12,759
	Kinder Morgan Inc.	457,437	9,551
	Phillips 66	98,618	9,225
	Occidental Petroleum Corp.	175,889	8,844
	Marathon Petroleum Corp.	156,367	8,738
	Valero Energy Corp.	98,122	8,400
	Anadarko Petroleum Corp.	118,401	8,354
	Williams Cos. Inc.	286,084	8,022
	ONEOK Inc.	97,569	6,714
	Pioneer Natural Resources Co.	39,499	6,077
	Concho Resources Inc.	47,060	4,856
	Halliburton Co.	204,819	4,658
	Diamondback Energy Inc.	36,678	3,997
	Hess Corp.	59,601	3,789
	Baker Hughes a GE Co. Class A	120,916	2,978
	Devon Energy Corp.	96,923	2,764
	Marathon Oil Corp.	191,097	2,715
	TechnipFMC plc	100,005	2,594
	Apache Corp.	88,111	2,553
	Noble Energy Inc.	113,633	2,545
	Cabot Oil & Gas Corp.	98,917	2,271

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	National Oilwell Varco Inc.	92,200	2,050
	HollyFrontier Corp.	37,075	1,716
	Cimarex Energy Co.	23,743	1,409
	Helmerich & Payne Inc.	25,528	1,292
			290,338
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	425,016	90,601
	JPMorgan Chase & Co.	764,019	85,417
	Bank of America Corp.	2,082,977	60,406
	Wells Fargo & Co.	952,771	45,085
	Citigroup Inc.	544,833	38,155
	American Express Co.	161,240	19,903
	US Bancorp	352,971	18,496
	Goldman Sachs Group Inc.	80,051	16,378
	CME Group Inc.	84,290	16,362
	Chubb Ltd.	107,952	15,900
	PNC Financial Services Group Inc.	106,535	14,625
	S&P Global Inc.	57,977	13,207
	Morgan Stanley	301,426	13,205
	BlackRock Inc.	28,042	13,160
	Marsh & McLennan Cos. Inc.	120,332	12,003
	Intercontinental Exchange Inc.	132,608	11,396
	Charles Schwab Corp.	280,045	11,255
	MetLife Inc.	223,342	11,093
	Progressive Corp.	137,635	11,001
	Aon plc	56,611	10,925
	American International Group Inc.	205,009	10,923
	Capital One Financial Corp.	110,792	10,053
	Aflac Inc.	175,934	9,643
	Prudential Financial Inc.	95,422	9,638
	Travelers Cos. Inc.	61,830	9,245
	Bank of New York Mellon Corp.	207,653	9,168
	BB&T Corp.	180,676	8,877
	Allstate Corp.	78,453	7,978
	Moody’s Corp.	38,929	7,603
*	Berkshire Hathaway Inc. Class A	21	6,685
	SunTrust Banks Inc.	104,193	6,549
	T. Rowe Price Group Inc.	55,527	6,092
	Discover Financial Services	76,116	5,906
	Willis Towers Watson plc	30,529	5,848
	M&T Bank Corp.	32,149	5,468
	Synchrony Financial	149,545	5,185
	State Street Corp.	87,754	4,919
	Fifth Third Bancorp	172,059	4,800
	Hartford Financial Services Group Inc.	85,581	4,769
	MSCI Inc. Class A	19,832	4,736
	Northern Trust Corp.	51,267	4,614
	Ameriprise Financial Inc.	31,726	4,605
	KeyCorp	236,188	4,192
	Arthur J Gallagher & Co.	43,896	3,845
	Citizens Financial Group Inc.	107,705	3,808
	First Republic Bank	38,559	3,765
	Cincinnati Financial Corp.	36,003	3,732
	Regions Financial Corp.	237,721	3,552
	Principal Financial Group Inc.	60,635	3,512
	Loews Corp.	63,093	3,449
	Huntington Bancshares Inc.	244,891	3,384
	Lincoln National Corp.	47,810	3,081
*	SVB Financial Group	12,405	2,786
	Cboe Global Markets Inc.	26,341	2,730
	Comerica Inc.	36,453	2,648
	Nasdaq Inc.	27,250	2,621
	E*TRADE Financial Corp.	57,642	2,571
	Raymond James Financial Inc.	29,663	2,508
	Franklin Resources Inc.	69,124	2,406
	Everest Re Group Ltd.	9,549	2,360
	MarketAxess Holdings Inc.	7,187	2,310
	Torchmark Corp.	23,938	2,142
	Zions Bancorp NA	43,571	2,003
	Invesco Ltd.	93,101	1,905
	Unum Group	49,978	1,677
	People’s United Financial Inc.	92,025	1,544
	Assurant Inc.	14,487	1,541
	Jefferies Financial Group Inc.	58,864	1,132
	Affiliated Managers Group Inc.	12,208	1,125
			754,206
Health Care (14.1%)
	Johnson & Johnson	625,346	87,098
	Pfizer Inc.	1,307,631	56,647
	UnitedHealth Group Inc.	223,810	54,612
	Merck & Co. Inc.	606,369	50,844
	Abbott Laboratories	415,452	34,940
	Medtronic plc	315,723	30,748
	Thermo Fisher Scientific Inc	. 94,218	27,670
	Amgen Inc.	143,691	26,479
	AbbVie Inc.	348,232	25,323
	Eli Lilly & Co.	203,509	22,547
	Danaher Corp.	148,344	21,201
	Gilead Sciences Inc.	299,164	20,212
	Bristol-Myers Squibb Co.	385,420	17,479
	Anthem Inc.	60,562	17,091
	CVS Health Corp.	305,985	16,673
	Becton Dickinson and Co.	63,544	16,014
*	Celgene Corp.	166,148	15,359
	Stryker Corp.	72,932	14,993
*	Intuitive Surgical Inc.	27,208	14,272
*	Boston Scientific Corp.	327,597	14,080
	Cigna Corp.	89,215	14,056
	Zoetis Inc.	112,792	12,801
*	Illumina Inc.	34,648	12,756
	Allergan plc	72,624	12,159
*	Vertex Pharmaceuticals Inc.	60,358	11,068
*	Biogen Inc.	45,702	10,688
	Baxter International Inc.	111,958	9,169
*	Edwards Lifesciences Corp.	49,128	9,076
	HCA Healthcare Inc.	63,049	8,522
	Humana Inc.	31,831	8,445
*	Alexion Pharmaceuticals Inc	52,989	6,941
	McKesson Corp.	44,657	6,002
*	IQVIA Holdings Inc.	37,132	5,975
*	Regeneron Pharmaceuticals Inc.	18,541	5,803
	Zimmer Biomet Holdings Inc.	48,355	5,693
	Cerner Corp.	76,769	5,627
	Agilent Technologies Inc.	74,571	5,568
*	IDEXX Laboratories Inc.	20,172	5,554
*	Centene Corp.	97,814	5,129
*	Mettler-Toledo International Inc.	5,824	4,892
*	Align Technology Inc.	17,082	4,675
	ResMed Inc.	33,986	4,147
*	Laboratory Corp. of America Holdings	23,166	4,005
	Cooper Cos. Inc.	11,709	3,945
	Teleflex Inc.	10,958	3,629
*	Incyte Corp.	41,821	3,553
*	Waters Corp.	16,414	3,533
*	WellCare Health Plans Inc.	11,874	3,385
	Cardinal Health Inc.	70,011	3,298
	Quest Diagnostics Inc.	31,557	3,213
	Dentsply Sirona Inc.	54,704	3,193
	AmerisourceBergen Corp. Class A	36,732	3,132
*	Hologic Inc.	62,831	3,017
*	Varian Medical Systems Inc.	21,254	2,893
*	ABIOMED Inc.	10,597	2,760
	Universal Health Services Inc. Class B	19,631	2,560
	PerkinElmer Inc.	25,856	2,491
*	Henry Schein Inc.	35,504	2,482
*	Mylan NV	121,357	2,311
*	DaVita Inc.	29,756	1,674
*	Nektar Therapeutics Class A	40,500	1,441
	Perrigo Co. plc	29,126	1,387
			816,930
Industrials (9.3%)
	Boeing Co.	123,291	44,879
	Honeywell International Inc.	171,464	29,936
	Union Pacific Corp.	166,879	28,221
	United Technologies Corp.	190,966	24,864
	3M Co.	135,863	23,550
	General Electric Co.	2,054,470	21,572
	Lockheed Martin Corp.	57,850	21,031
	Caterpillar Inc.	134,538	18,336
	United Parcel Service Inc. Class B	164,504	16,988
	CSX Corp.	181,222	14,021
	Northrop Grumman Corp.	39,984	12,919
	Norfolk Southern Corp.	62,514	12,461
	Deere & Co.	74,667	12,373
	General Dynamics Corp.	63,952	11,628
	Raytheon Co.	65,592	11,405
	Waste Management Inc.	92,123	10,628
	Illinois Tool Works Inc.	70,422	10,620
	Emerson Electric Co.	144,477	9,640
	FedEx Corp.	56,356	9,253
	Roper Technologies Inc.	24,506	8,976
	Eaton Corp. plc	99,942	8,323
	Delta Air Lines Inc.	140,716	7,986
	Johnson Controls International plc	187,832	7,759
	Ingersoll-Rand plc	56,845	7,201
	Cummins Inc.	34,305	5,878
	Southwest Airlines Co.	115,521	5,866
	PACCAR Inc.	81,323	5,828
	Verisk Analytics Inc. Class A	38,659	5,662
	Fortive Corp.	69,091	5,632
*	TransDigm Group Inc.	11,565	5,595
*	IHS Markit Ltd.	86,008	5,480
	Harris Corp.	27,767	5,252
	Stanley Black & Decker Inc.	35,862	5,186
	Parker-Hannifin Corp.	30,364	5,162
	AMETEK Inc.	53,899	4,896
	Cintas Corp.	19,844	4,709
	L3 Technologies Inc.	18,791	4,607
	Rockwell Automation Inc.	27,702	4,538
*	United Continental Holdings Inc.	51,781	4,533
	Fastenal Co.	134,516	4,384
	Republic Services Inc. Class A	50,493	4,375
	Equifax Inc.	28,412	3,842

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
*	Copart Inc.	47,749	3,569
	Xylem Inc.	42,179	3,528
	Dover Corp.	33,968	3,404
	Expeditors International of Washington Inc.	40,922	3,104
	American Airlines Group Inc.	92,399	3,013
	Textron Inc.	54,964	2,915
	Kansas City Southern	23,557	2,870
	WW Grainger Inc.	10,572	2,836
	Wabtec Corp.	38,290	2,748
	CH Robinson Worldwide Inc.	32,189	2,715
	Masco Corp.	68,904	2,704
*	United Rentals Inc.	18,618	2,469
	Allegion plc	22,166	2,450
	Arconic Inc.	94,179	2,432
	Jacobs Engineering Group Inc.	26,929	2,273
	Huntington Ingalls Industries Inc.	9,729	2,187
	Snap-on Inc.	13,061	2,163
	Fortune Brands Home & Security Inc.	33,033	1,887
	Nielsen Holdings plc	83,401	1,885
	JB Hunt Transport Services Inc.	20,280	1,854
	Alaska Air Group Inc.	28,714	1,835
	Flowserve Corp.	30,753	1,620
	Robert Half International Inc.	27,751	1,582
	AO Smith Corp.	33,164	1,564
	Pentair plc	36,874	1,372
	Quanta Services Inc.	33,302	1,272
	Rollins Inc.	34,629	1,242
			539,488
Information Technology (21.4%)
	Microsoft Corp.	1,804,825	241,774
	Apple Inc.	1,029,545	203,768
	Visa Inc. Class A	409,401	71,051
	Mastercard Inc. Class A	211,771	56,020
	Cisco Systems Inc.	1,008,302	55,184
	Intel Corp.	1,053,987	50,454
*	Adobe Inc.	114,925	33,863
	Oracle Corp.	571,407	32,553
*	PayPal Holdings Inc.	276,680	31,669
	International Business Machines Corp.	208,821	28,796
*	salesforce.com Inc.	182,922	27,755
	Accenture plc Class A	150,148	27,743
	Broadcom Inc.	93,233	26,838
	Texas Instruments Inc.	220,950	25,356
	NVIDIA Corp.	143,479	23,564
	QUALCOMM Inc.	286,351	21,783
	Automatic Data Processing Inc.	102,523	16,950
	Intuit Inc.	61,066	15,958
*	Micron Technology Inc.	260,938	10,070
	Applied Materials Inc.	220,627	9,908
	Analog Devices Inc.	87,113	9,832
	Fidelity National Information Services Inc.	76,335	9,365
	Cognizant Technology Solutions Corp. Class A	133,839	8,484
*	Fiserv Inc.	92,634	8,444
*	Autodesk Inc.	51,779	8,435
*	Red Hat Inc.	41,826	7,853
	TE Connectivity Ltd.	79,585	7,623
	HP Inc.	354,992	7,380
	Xilinx Inc.	60,034	7,079
	Amphenol Corp. Class A	70,536	6,767
	Lam Research Corp.	35,334	6,637
	Motorola Solutions Inc.	38,845	6,477
*	Advanced Micro Devices Inc.	208,953	6,346
	Paychex Inc.	75,536	6,216
	Corning Inc.	184,318	6,125
	Global Payments Inc.	37,049	5,933
*	FleetCor Technologies Inc.	20,302	5,702
*	VeriSign Inc.	24,743	5,175
	Total System Services Inc.	38,550	4,945
	Microchip Technology Inc.	56,316	4,883
	Hewlett Packard Enterprise Co.	315,711	4,720
*	Cadence Design Systems Inc.	65,828	4,661
*	Synopsys Inc.	35,465	4,564
	KLA-Tencor Corp.	38,108	4,504
*	ANSYS Inc.	19,883	4,072
*	Keysight Technologies Inc.	43,988	3,951
	Maxim Integrated Products Inc.	64,008	3,829
	NetApp Inc.	57,903	3,573
	Broadridge Financial Solutions Inc.	27,535	3,516
	DXC Technology Co.	62,839	3,466
*	Gartner Inc.	21,332	3,433
	Western Digital Corp.	69,505	3,305
*	Arista Networks Inc.	12,481	3,240
	Symantec Corp.	145,860	3,174
	Skyworks Solutions Inc.	40,710	3,146
*	Akamai Technologies Inc.	38,905	3,118
	Citrix Systems Inc.	29,253	2,871
	Seagate Technology plc	59,906	2,823
*	Fortinet Inc.	34,108	2,620
	Jack Henry & Associates Inc.	18,187	2,436
	Juniper Networks Inc.	81,486	2,170
	Western Union Co.	102,078	2,030
*	F5 Networks Inc.	13,921	2,027
*	Qorvo Inc.	27,768	1,850
	FLIR Systems Inc.	32,067	1,735
	Xerox Corp.	45,207	1,601
	Alliance Data Systems Corp.	10,756	1,507
*	IPG Photonics Corp.	8,300	1,280
			1,235,980
Materials (2.8%)
	Linde plc	127,865	25,675
	DuPont de Nemours Inc.	176,290	13,234
	Ecolab Inc.	59,791	11,805
	Air Products & Chemicals Inc.	51,899	11,748
	Sherwin-Williams Co.	19,162	8,782
	Dow Inc.	176,171	8,687
	Newmont Goldcorp Corp.	193,341	7,438
	PPG Industries Inc.	55,785	6,511
	LyondellBasell Industries NV Class A	71,329	6,144
	Ball Corp.	78,370	5,485
*	Corteva Inc.	176,022	5,205
	Amcor plc	380,540	4,372
	Vulcan Materials Co.	30,974	4,253
	International Paper Co.	94,088	4,076
	Freeport-McMoRan Inc.	344,318	3,998
	Nucor Corp.	71,666	3,949
	International Flavors & Fragrances Inc.	23,781	3,450
	Martin Marietta Materials Inc.	14,650	3,371
	Celanese Corp. Class A	30,038	3,238
	FMC Corp.	30,901	2,563
	Eastman Chemical Co.	32,849	2,557
	CF Industries Holdings Inc.	52,226	2,440
	Avery Dennison Corp.	20,143	2,330
	Westrock Co.	61,181	2,231
	Packaging Corp. of America	22,075	2,104
	Mosaic Co.	83,074	2,079
	Albemarle Corp.	24,740	1,742
	Sealed Air Corp.	36,756	1,573
			161,040
Real Estate (3.0%)
	American Tower Corp.	104,048	21,273
	Crown Castle International Corp.	98,017	12,777
	Prologis Inc.	148,794	11,918
	Simon Property Group Inc.	72,922	11,650
	Equinix Inc.	19,807	9,988
	Public Storage	35,461	8,446
	Welltower Inc.	95,344	7,773
	AvalonBay Communities Inc.	32,822	6,669
	Equity Residential	86,889	6,597
*	SBA Communications Corp. Class A	26,704	6,004
	Ventas Inc.	87,083	5,952
	Digital Realty Trust Inc.	49,117	5,785
	Realty Income Corp.	74,182	5,116
	Boston Properties Inc.	36,303	4,683
	Weyerhaeuser Co.	175,226	4,615
	Essex Property Trust Inc.	15,547	4,539
*	CBRE Group Inc. Class A	73,712	3,781
	Alexandria Real Estate Equities Inc.	26,769	3,777
	HCP Inc.	111,869	3,578
	Extra Space Storage Inc.	29,923	3,175
	Host Hotels & Resorts Inc.	173,102	3,154
	Mid-America Apartment Communities Inc.	26,676	3,141
	UDR Inc.	66,578	2,989
	Duke Realty Corp.	84,181	2,661
	Regency Centers Corp.	39,262	2,620
	Vornado Realty Trust	40,517	2,597
	Federal Realty Investment Trust	17,846	2,298
	Iron Mountain Inc.	66,983	2,097
	Kimco Realty Corp.	98,912	1,828
	Apartment Investment & Management Co.	35,340	1,771
	SL Green Realty Corp.	20,230	1,626
	Macerich Co.	24,990	837
			175,715
Utilities (3.3%)
	NextEra Energy Inc.	112,722	23,092
	Duke Energy Corp.	171,396	15,124
	Dominion Energy Inc.	188,975	14,612
	Southern Co.	245,100	13,549
	Exelon Corp.	228,681	10,963
	American Electric Power Co. Inc.	116,408	10,245
	Sempra Energy	64,756	8,900
	Xcel Energy Inc.	121,306	7,216
	Public Service Enterprise Group Inc.	119,359	7,021
	Consolidated Edison Inc.	77,205	6,769
	WEC Energy Group Inc.	74,058	6,174
	Eversource Energy	75,653	5,731
	DTE Energy Co.	43,190	5,523
	PPL Corp.	170,707	5,294
	Edison International	76,490	5,156
	FirstEnergy Corp.	119,254	5,105

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	American Water Works Co. Inc.	42,414	4,920
	Entergy Corp.	45,008	4,633
	Ameren Corp.	58,070	4,362
	CMS Energy Corp.	66,614	3,858
	Evergy Inc.	57,636	3,467
	CenterPoint Energy Inc.	117,410	3,361
	Atmos Energy Corp.	27,448	2,897
	Alliant Energy Corp.	55,395	2,719
	AES Corp.	155,525	2,607
	NiSource Inc.	87,386	2,517
	Pinnacle West Capital Corp.	26,328	2,477
	NRG Energy Inc.	63,230	2,221
			190,513
Total Common Stocks (Cost $3,543,739)			5,755,104
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund, 2.499%	252,255	25,230

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.386%, 7/5/19	200	200
4	United States Treasury Bill, 2.385%, 8/1/19	1,000	998
	United States Treasury Bill, 2.048%, 11/21/19	200	199
			1,397
Total Temporary Cash Investments (Cost $26,627)			26,627
Total Investments (100.0%) (Cost $3,570,366)			5,781,731

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	272
Receivables for Investment Securities Sold	76
Receivables for Accrued Income	4,784
Receivables for Capital Shares Issued	649
Variation Margin Receivable—Futures Contracts	116
Other Assets[5]	58
Total Other Assets	5,955
Liabilities
Payables for Investment Securities Purchased	(2,451)
Collateral for Securities on Loan	(530)
Payables for Capital Shares Redeemed	(3,279)
Payables to Vanguard	(1,917)
Total Liabilities	(8,177)
Net Assets (100%)
Applicable to 134,310,992 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,779,509
Net Asset Value Per Share	$43.03

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,462,261
Total Distributable Earnings (Loss)	2,317,248
Net Assets	5,779,509

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers.

          The total value of securities on loan is $515,000.

1   The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Includes $530,000 of collateral received for securities on loan.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Securities with a value of $1,198,000 have been segregated as initial margin for open futures contracts.

5   Cash of $49,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	175		25,762	342

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	54,847
Interest[1]	260
Securities Lending—Net	79
Total Income	55,186
Expenses
The Vanguard Group—Note B
Investment Advisory Services	672
Management and Administrative	2,880
Marketing and Distribution	225
Custodian Fees	20
Shareholders’ Reports	14
Trustees’ Fees and Expenses	1
Total Expenses	3,812
Net Investment Income	51,374
Realized Net Gain (Loss)
Investment Securities Sold[1]	59,836
Futures Contracts	3,242
Realized Net Gain (Loss)	63,078
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	791,592
Futures Contracts	42
Change in Unrealized Appreciation (Depreciation)	791,634
Net Increase (Decrease) in Net Assets
Resulting from Operations	906,086

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $241,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,374	103,632
Realized Net Gain (Loss)	63,078	138,799
Change in Unrealized Appreciation (Depreciation)	791,634	(473,810)
Net Increase (Decrease) in Net Assets Resulting from Operations	906,086	(231,379)
Distributions
Net Investment Income	(107,141)	(88,315)
Realized Capital Gain[1]	(140,285)	(85,966)
Total Distributions	(247,426)	(174,281)
Capital Share Transactions
Issued	270,309	560,449
Issued in Lieu of Cash Distributions	247,426	174,281
Redeemed	(330,556)	(573,178)
Net Increase (Decrease) from Capital Share Transactions	187,179	161,552
Total Increase (Decrease)	845,839	(244,108)
Net Assets
Beginning of Period	4,933,670	5,177,778
End of Period	5,779,509	4,933,670

1 Includes fiscal 2019 and 2018 short-term gain distribution totaling $347,000 and $2,110,000, respectively. Short-term gain distribution are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Financial Highlights

	Six Months Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.03	$41.17	$35.63	$33.25	$34.44	$31.50
Investment Operations
Net Investment Income	.389[1]	.804[1]	.699[1]	.704	.759[2]	.587
Net Realized and Unrealized Gain (Loss) on Investments	6.537	(2.556)	6.734	3.055	(.338)	3.522
Total from Investment Operations	6.926	(1.752)	7.433	3.759	.421	4.109
Distributions
Dividends from Net Investment Income	(.834)	(.703)	(.699)	(.759)	(.569)	(.555)
Distributions from Realized Capital Gains	(1.092)	(.685)	(1.194)	(.620)	(1.042)	(.614)
Total Distributions	(1.926)	(1.388)	(1.893)	(1.379)	(1.611)	(1.169)
Net Asset Value, End of Period	$43.03	$38.03	$41.17	$35.63	$33.25	$34.44

Total Return	18.45%	-4.51%	21.66%	11.81%	1.27%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,780	$4,934	$5,178	$4,329	$3,985	$3,784
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.94%	1.85%	2.08%	2.31%[2]	1.88%
Portfolio Turnover Rate	4%	5%	5%	7%	4%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.13 and 0.35%, respectively, resulting from a special dividend from Medtronic plc in January 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Notes to Financial Statements

The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0%, respectively, of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net

Equity Index Portfolio

amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $272,000, representing 0.00% of the portfolio’s net assets and 0.11% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,755,104	—	—
Temporary Cash Investments	25,230	1,397	—
Futures Contracts—Assets[1]	116	—	—
Total	5,780,450	1,397	—

1   Represents variation margin on the last day of the reporting period.

Equity Index Portfolio

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,570,366
Gross Unrealized Appreciation	2,563,881
Gross Unrealized Depreciation	(352,174)
Net Unrealized Appreciation (Depreciation)	2,211,707

E.   During the six months ended June 30, 2019, the portfolio purchased $116,114,000 of investment securities and sold $118,942,000 of investment securities, other than temporary cash investments.

The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $11,978,000 and $6,947,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	6,491	13,586
Issued in Lieu of Cash Distributions	6,019	4,242
Redeemed	(7,944)	(13,844)
Net Increase (Decrease) in Shares Outstanding	4,566	3,984

At June 30, 2019, two shareholders (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio), were each the record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 67%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Equity Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Global Bond Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Global Bond Index Portfolio has no direct expenses but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Global Bond Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Bond Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,060.83	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65

The calculations are based on the Global Bond Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Global Bond Index Portfolio’s annualized six-month expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Global Bond Index Portfolio

Allocation to Underlying Funds

As of June 30, 2019

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0

Global Bond Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.1%)
U.S. Bond Fund (70.1%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	12,722,329	151,650

International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	2,839,603	64,970
Total Investment Companies (Cost $209,779)	216,620
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.499% (Cost $274)	2,735	274
Total Investments (100.2%) (Cost $210,053)	216,894
Other Assets and Liabilities (-0.2%)
Other Assets	149
Liabilities	(589)
(440)
Net Assets (100%)
Applicable to 10,332,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,454
Net Asset Value Per Share	$20.95

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	216,894
Receivables for Capital Shares Issued	89
Receivables for Accrued Income	60
Total Assets	217,043
Liabilities
Payables for Investment Securities Purchased	520
Payables for Capital Shares Redeemed	69
Total Liabilities	589
Net Assets	216,454

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	205,785
Total Distributable Earnings (Loss)	10,669
Net Assets	216,454

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	3,756
Net Investment Income—Note B	3,756
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	216
Realized Net Gain (Loss)	216
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	7,530
Net Increase (Decrease) in Net Assets Resulting from Operations	11,502

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,756	2,690
Realized Net Gain (Loss)	216	226
Change in Unrealized Appreciation (Depreciation)	7,530	(577)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,502	2,339
Distributions
Net Investment Income	(2,825)	(223)
Realized Capital Gain[1]	(233)	(18)
Total Distributions	(3,058)	(241)
Capital Share Transactions
Issued	50,694	113,308
Issued in Lieu of Cash Distributions	3,058	240
Redeemed	(8,580)	(7,418)
Net Increase (Decrease) from Capital Share Transactions	45,172	106,130
Total Increase (Decrease)	53,616	108,228
Net Assets
Beginning of Period	162,838	54,610
End of Period	216,454	162,838

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $114,000 and $18,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Financial Highlights

	Six Months	Year	Sept. 7,
	Ended	Ended	2017[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017
Net Asset Value, Beginning of Period	$20.07	$19.97	$20.00
Investment Operations
Net Investment Income[2]	.404	.462	.164
Capital Gain Distributions Received[2]	—	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	.807	(.327)	(.194)
Total from Investment Operations	1.211	.155	(.030)
Distributions
Dividends from Net Investment Income	(.306)	(.051)	—
Distributions from Realized Capital Gains	(.025)	(.004)	—
Total Distributions	(.331)	(.055)	—
Net Asset Value, End of Period	$20.95	$20.07	$19.97
Total Return	6.08%	0.78%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$163	$55
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	2.15%	2.34%	2.59%[3]
Portfolio Turnover Rate	7%	10%	8%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Notes to Financial Statements

The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Total Bond Market Index Portfolio. The accompanying financial statements of VVIF Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2017–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2019, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Global Bond Index Portfolio

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	210,053
Gross Unrealized Appreciation	6,841
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	6,841

E.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	2,489	5,742
Issued in Lieu of Cash Distributions	150	12
Redeemed	(420)	(375)
Net Increase (Decrease) in Shares Outstanding	2,219	5,379

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	1	—	274
Vanguard Total International Bond Index Fund	48,815	15,420	2,365	60	3,040	320	—	64,970
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	114,099	37,172	4,267	156	4,490	3,435	—	151,650
Total	162,915	52,592	6,632	216	7,530	3,756	—	216,894

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Global Bond Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the portfolio’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total Bond Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,060.93	$0.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Portfolio

Sector Diversification

As of June 30, 2019

Asset-Backed/Commercial Mortgage-Backed	2.6%
Finance	8.6
Foreign	4.3
Government Mortgage-Backed	21.7
Industrial	16.5
Treasury/Agency	43.6
Utilities	1.9
Other	0.8

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total Bond Market Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.2%)
U.S. Government Securities (42.3%)
United States Treasury Note/Bond	8.125%	8/15/19	64	64
United States Treasury Note/Bond	8.500%	2/15/20	387	402
United States Treasury Note/Bond	1.375%	4/30/20	288	286
United States Treasury Note/Bond	3.500%	5/15/20	605	613
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,275
United States Treasury Note/Bond	1.500%	5/31/20	3	3
United States Treasury Note/Bond	1.500%	6/15/20	5,980	5,953
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,106
United States Treasury Note/Bond	1.875%	6/30/20	7,025	7,018
United States Treasury Note/Bond	2.500%	6/30/20	1,670	1,679
United States Treasury Note/Bond	1.500%	7/15/20	13,997	13,931
United States Treasury Note/Bond	1.625%	7/31/20	5,194	5,176
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,421
United States Treasury Note/Bond	2.625%	7/31/20	4,285	4,316
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,276
United States Treasury Note/Bond	8.750%	8/15/20	6,925	7,445
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,814
United States Treasury Note/Bond	2.125%	8/31/20	967	969
United States Treasury Note/Bond	2.625%	8/31/20	7,097	7,155
United States Treasury Note/Bond	1.375%	9/15/20	9,434	9,377
United States Treasury Note/Bond	1.375%	9/30/20	8,975	8,916
United States Treasury Note/Bond	2.000%	9/30/20	597	598
United States Treasury Note/Bond	2.750%	9/30/20	6,947	7,020
United States Treasury Note/Bond	1.625%	10/15/20	4,575	4,560
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,786
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,622
United States Treasury Note/Bond	2.875%	10/31/20	5,565	5,637
United States Treasury Note/Bond	1.750%	11/15/20	7,580	7,568
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,313
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,568
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,591
United States Treasury Note/Bond	2.750%	11/30/20	2,807	2,842
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,471
United States Treasury Note/Bond	1.750%	12/31/20	4,042	4,035
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,212
United States Treasury Note/Bond	2.500%	12/31/20	3,821	3,857
United States Treasury Note/Bond	2.000%	1/15/21	4,007	4,016
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,658
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,189
United States Treasury Note/Bond	2.500%	1/31/21	7,700	7,779
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,299
United States Treasury Note/Bond	3.625%	2/15/21	768	790
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,293
United States Treasury Note/Bond	1.125%	2/28/21	580	573
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,061
United States Treasury Note/Bond	2.500%	2/28/21	11,488	11,614
United States Treasury Note/Bond	2.375%	3/15/21	13,122	13,247
United States Treasury Note/Bond	1.250%	3/31/21	9,170	9,083
United States Treasury Note/Bond	2.250%	3/31/21	12,457	12,550
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,465
United States Treasury Note/Bond	1.375%	4/30/21	650	645
United States Treasury Note/Bond	2.250%	4/30/21	8,016	8,081
United States Treasury Note/Bond	2.625%	5/15/21	13,389	13,594
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,761
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,384
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,779
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,299
United States Treasury Note/Bond	2.625%	6/15/21	10,023	10,189
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,015
United States Treasury Note/Bond	1.625%	6/30/21	4,870	4,858
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,684
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,395
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,487
United States Treasury Note/Bond	2.125%	8/15/21	3,445	3,470
United States Treasury Note/Bond	2.750%	8/15/21	23,185	23,660
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,557
United States Treasury Note/Bond	2.000%	8/31/21	8,250	8,290
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,759
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,398
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,789
United States Treasury Note/Bond	2.875%	10/15/21	13,961	14,312
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,600
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,445
United States Treasury Note/Bond	2.000%	11/15/21	115	116
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,265
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,886
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,492
United States Treasury Note/Bond	2.625%	12/15/21	12,401	12,670
United States Treasury Note/Bond	2.000%	12/31/21	7,295	7,342
United States Treasury Note/Bond	2.125%	12/31/21	928	937
United States Treasury Note/Bond	2.500%	1/15/22	17,311	17,633
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,370
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,863
United States Treasury Note/Bond	2.000%	2/15/22	135	136
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,093
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,332
United States Treasury Note/Bond	1.875%	2/28/22	6,490	6,512
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,087
United States Treasury Note/Bond	1.750%	3/31/22	9,889	9,891
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,236
United States Treasury Note/Bond	2.250%	4/15/22	7,050	7,147
United States Treasury Note/Bond	1.750%	4/30/22	4,977	4,979
United States Treasury Note/Bond	1.875%	4/30/22	4,927	4,945
United States Treasury Note/Bond	1.750%	5/15/22	2,962	2,963
United States Treasury Note/Bond	2.125%	5/15/22	221	223
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,117
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,677
United States Treasury Note/Bond	1.750%	6/15/22	5,151	5,157
United States Treasury Note/Bond	1.750%	6/30/22	11,900	11,911
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,296
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,443
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,072
United States Treasury Note/Bond	1.625%	8/15/22	169	168
United States Treasury Note/Bond	7.250%	8/15/22	100	117
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,536
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,467
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,440
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,020
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,549
United States Treasury Note/Bond	2.000%	10/31/22	7,826	7,892
United States Treasury Note/Bond	1.625%	11/15/22	8,675	8,642
United States Treasury Note/Bond	7.625%	11/15/22	40	48
United States Treasury Note/Bond	2.000%	11/30/22	20,733	20,915
United States Treasury Note/Bond	2.125%	12/31/22	10,051	10,184
United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,022
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,484
United States Treasury Note/Bond	2.000%	2/15/23	798	805
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,007
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,865
United States Treasury Note/Bond	2.625%	2/28/23	1,261	1,300

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	3/31/23	8,180	8,108
United States Treasury Note/Bond	2.500%	3/31/23	6,770	6,956
United States Treasury Note/Bond	1.625%	4/30/23	215	214
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,630
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,401
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,144
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,071
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,977
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,581
United States Treasury Note/Bond	1.250%	7/31/23	4,305	4,220
United States Treasury Note/Bond	2.750%	7/31/23	1,930	2,006
United States Treasury Note/Bond	2.500%	8/15/23	5,460	5,623
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,732
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,081
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,564
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,280
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,506
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,729
United States Treasury Note/Bond	2.875%	10/31/23	6,203	6,492
United States Treasury Note/Bond	2.750%	11/15/23	8,261	8,606
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,246
United States Treasury Note/Bond	2.875%	11/30/23	344	360
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,315
United States Treasury Note/Bond	2.625%	12/31/23	9,062	9,399
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,283
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,725
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,179
United States Treasury Note/Bond	2.125%	2/29/24	11,700	11,887
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,899
United States Treasury Note/Bond	2.125%	3/31/24	18,446	18,746
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,273
United States Treasury Note/Bond	2.250%	4/30/24	10,559	10,793
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,298
United States Treasury Note/Bond	2.000%	5/31/24	9,398	9,505
United States Treasury Note/Bond	1.750%	6/30/24	5,525	5,521
United States Treasury Note/Bond	2.000%	6/30/24	11,155	11,270
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,863
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,895
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,675
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,450
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,804
United States Treasury Note/Bond	2.250%	11/15/24	10,681	10,923
United States Treasury Note/Bond	7.500%	11/15/24	25	32
United States Treasury Note/Bond	2.125%	11/30/24	10,905	11,085
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,683
United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,572
United States Treasury Note/Bond	2.000%	2/15/25	8,625	8,708
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,639
United States Treasury Note/Bond	2.625%	3/31/25	8,961	9,350
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,294
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,944
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,720
United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,133
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,408
United States Treasury Note/Bond	2.000%	8/15/25	14,581	14,713
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,688
United States Treasury Note/Bond	2.750%	8/31/25	9,260	9,746
United States Treasury Note/Bond	3.000%	9/30/25	5,041	5,382
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,289
United States Treasury Note/Bond	2.250%	11/15/25	11,246	11,510
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,671
United States Treasury Note/Bond	2.625%	12/31/25	10,390	10,874
United States Treasury Note/Bond	2.625%	1/31/26	4,959	5,191
United States Treasury Note/Bond	1.625%	2/15/26	16,476	16,226
United States Treasury Note/Bond	6.000%	2/15/26	600	754
United States Treasury Note/Bond	2.500%	2/28/26	8,195	8,518
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,399
United States Treasury Note/Bond	2.375%	4/30/26	405	418
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,610
United States Treasury Note/Bond	2.125%	5/31/26	6,595	6,700
United States Treasury Note/Bond	1.875%	6/30/26	6,975	6,975
United States Treasury Note/Bond	1.500%	8/15/26	9,719	9,465
United States Treasury Note/Bond	6.750%	8/15/26	630	833
United States Treasury Note/Bond	2.000%	11/15/26	19,605	19,743
United States Treasury Note/Bond	6.500%	11/15/26	765	1,006
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,526
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,419
United States Treasury Note/Bond	2.375%	5/15/27	9,832	10,159
United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,005
United States Treasury Note/Bond	6.375%	8/15/27	185	246
United States Treasury Note/Bond	2.250%	11/15/27	11,502	11,768
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,430
United States Treasury Note/Bond	2.750%	2/15/28	7,480	7,949
United States Treasury Note/Bond	2.875%	5/15/28	12,080	12,963
United States Treasury Note/Bond	2.875%	8/15/28	13,082	14,051
United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,549
United States Treasury Note/Bond	3.125%	11/15/28	8,828	9,678
United States Treasury Note/Bond	5.250%	11/15/28	3,155	4,031
United States Treasury Note/Bond	2.625%	2/15/29	12,045	12,696
United States Treasury Note/Bond	5.250%	2/15/29	600	770
United States Treasury Note/Bond	2.375%	5/15/29	12,952	13,376
United States Treasury Note/Bond	6.125%	8/15/29	1,530	2,105
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,313
United States Treasury Note/Bond	5.375%	2/15/31	5,975	8,018
United States Treasury Note/Bond	4.500%	2/15/36	2,247	2,962
United States Treasury Note/Bond	5.000%	5/15/37	150	211
United States Treasury Note/Bond	4.375%	2/15/38	200	264
United States Treasury Note/Bond	4.500%	5/15/38	559	750
United States Treasury Note/Bond	3.500%	2/15/39	2,760	3,276
United States Treasury Note/Bond	4.250%	5/15/39	2,447	3,199
United States Treasury Note/Bond	4.500%	8/15/39	2,476	3,341
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,743
United States Treasury Note/Bond	4.625%	2/15/40	4,250	5,830
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,970
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,593
United States Treasury Note/Bond	4.250%	11/15/40	2,395	3,140
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,531
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,455
United States Treasury Note/Bond	3.750%	8/15/41	5,050	6,195
United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,020
United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,057
United States Treasury Note/Bond	3.000%	5/15/42	8,285	9,062
United States Treasury Note/Bond	2.750%	8/15/42	6,740	7,064
United States Treasury Note/Bond	2.750%	11/15/42	5,446	5,703
United States Treasury Note/Bond	3.125%	2/15/43	5,850	6,518
United States Treasury Note/Bond	2.875%	5/15/43	7,685	8,211
United States Treasury Note/Bond	3.625%	8/15/43	6,405	7,724
United States Treasury Note/Bond	3.750%	11/15/43	7,693	9,464
United States Treasury Note/Bond	3.625%	2/15/44	7,302	8,814
United States Treasury Note/Bond	3.375%	5/15/44	7,104	8,248
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,923
United States Treasury Note/Bond	3.000%	11/15/44	10,262	11,200
United States Treasury Note/Bond	2.500%	2/15/45	6,460	6,429
United States Treasury Note/Bond	3.000%	5/15/45	4,767	5,207
United States Treasury Note/Bond	2.875%	8/15/45	7,878	8,410
United States Treasury Note/Bond	3.000%	11/15/45	4,524	4,945
United States Treasury Note/Bond	2.500%	2/15/46	8,128	8,075
United States Treasury Note/Bond	2.500%	5/15/46	7,381	7,330
United States Treasury Note/Bond	2.250%	8/15/46	5,756	5,430
United States Treasury Note/Bond	2.875%	11/15/46	12,500	13,362
United States Treasury Note/Bond	3.000%	2/15/47	937	1,026
United States Treasury Note/Bond	3.000%	5/15/47	7,293	7,979
United States Treasury Note/Bond	2.750%	8/15/47	6,713	6,995
United States Treasury Note/Bond	2.750%	11/15/47	10,571	11,017
United States Treasury Note/Bond	3.000%	2/15/48	8,479	9,274
United States Treasury Note/Bond	3.125%	5/15/48	8,985	10,067
United States Treasury Note/Bond	3.000%	8/15/48	9,510	10,411
United States Treasury Note/Bond	3.375%	11/15/48	4,082	4,798
United States Treasury Note/Bond	3.000%	2/15/49	13,447	14,748
United States Treasury Note/Bond	2.875%	5/15/49	9,696	10,384
				1,661,111

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (1.1%)
1	AID-Iraq	2.149%	1/18/22	100	100
1	AID-Israel	5.500%	12/4/23	50	58
1	AID-Israel	5.500%	4/26/24	475	552
1	AID-Jordan	2.503%	10/30/20	225	226
1	AID-Jordan	2.578%	6/30/22	200	203
1	AID-Jordan	3.000%	6/30/25	200	209
1	AID-Ukraine	1.471%	9/29/21	175	173
	Federal Farm Credit Banks	1.680%	10/13/20	200	199
	Federal Farm Credit Banks	2.550%	3/11/21	350	354
	Federal Farm Credit Banks	2.230%	4/5/21	350	352
	Federal Farm Credit Banks	3.050%	11/15/21	100	103
	Federal Farm Credit Banks	1.770%	6/26/23	150	150
	Federal Farm Credit Banks	3.500%	12/20/23	75	80
	Federal Home Loan Banks	1.375%	9/28/20	475	472
	Federal Home Loan Banks	2.625%	10/1/20	1,000	1,009
	Federal Home Loan Banks	5.250%	12/11/20	425	445
	Federal Home Loan Banks	1.375%	2/18/21	450	447
	Federal Home Loan Banks	5.625%	6/11/21	35	38
	Federal Home Loan Banks	1.875%	7/7/21	1,350	1,352
	Federal Home Loan Banks	1.125%	7/14/21	525	518
	Federal Home Loan Banks	3.000%	10/12/21	1,500	1,540
	Federal Home Loan Banks	1.875%	11/29/21	500	501
	Federal Home Loan Banks	2.125%	6/10/22	175	177
	Federal Home Loan Banks	2.125%	3/10/23	970	981
	Federal Home Loan Banks	2.500%	2/13/24	535	551
	Federal Home Loan Banks	3.250%	11/16/28	315	342
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,938
2	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,506
2	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,210
2	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	986
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	812
2	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	517
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	178
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,207
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	720
2	Federal National Mortgage Assn.	1.500%	7/30/20	1,000	995
2	Federal National Mortgage Assn.	2.875%	10/30/20	445	451
2	Federal National Mortgage Assn.	1.500%	11/30/20	694	690
2	Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,000
2	Federal National Mortgage Assn.	1.375%	2/26/21	550	546
2	Federal National Mortgage Assn.	2.500%	4/13/21	500	506
2	Federal National Mortgage Assn.	2.750%	6/22/21	891	907
2	Federal National Mortgage Assn.	1.250%	8/17/21	525	519
2	Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,189
2	Federal National Mortgage Assn.	2.000%	1/5/22	500	503
2	Federal National Mortgage Assn.	2.625%	1/11/22	216	220
2	Federal National Mortgage Assn.	2.250%	4/12/22	476	482
2	Federal National Mortgage Assn.	2.000%	10/5/22	850	855
2	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,442
2	Federal National Mortgage Assn.	2.875%	9/12/23	400	417
2	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,003
2	Federal National Mortgage Assn.	2.625%	9/6/24	160	166
2	Federal National Mortgage Assn.	2.125%	4/24/26	575	579
2	Federal National Mortgage Assn.	1.875%	9/24/26	500	495
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	236
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,341
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	442
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	429
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	388
	Private Export Funding Corp.	2.300%	9/15/20	50	50
	Private Export Funding Corp.	4.300%	12/15/21	100	106
	Private Export Funding Corp.	2.800%	5/15/22	125	128
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,079
	Private Export Funding Corp.	3.550%	1/15/24	100	107
	Private Export Funding Corp.	2.450%	7/15/24	100	102
	Private Export Funding Corp.	3.250%	6/15/25	50	53
	Tennessee Valley Authority	3.875%	2/15/21	250	258
	Tennessee Valley Authority	1.875%	8/15/22	175	175
	Tennessee Valley Authority	2.875%	9/15/24	191	199
	Tennessee Valley Authority	6.750%	11/1/25	134	171
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,443
	Tennessee Valley Authority	4.650%	6/15/35	175	216
	Tennessee Valley Authority	5.880%	4/1/36	250	345
	Tennessee Valley Authority	5.500%	6/15/38	100	137
	Tennessee Valley Authority	5.250%	9/15/39	412	548
	Tennessee Valley Authority	4.875%	1/15/48	100	133
	Tennessee Valley Authority	5.375%	4/1/56	50	74
	Tennessee Valley Authority	4.625%	9/15/60	180	240
	Tennessee Valley Authority	4.250%	9/15/65	200	251
					43,822
Conventional Mortgage-Backed Securities (21.7%)
2,3	Fannie Mae Pool	2.000%	11/1/27–11/1/31	1,840	1,834
2,3	Fannie Mae Pool	2.500%	1/1/27–10/1/46	20,460	20,627
2,3,4	Fannie Mae Pool	3.000%	11/1/25–8/1/47	69,344	70,446
2,3,4	Fannie Mae Pool	3.500%	10/1/20–6/1/49	98,407	101,461
2,3	Fannie Mae Pool	4.000%	8/1/19–5/1/49	88,534	92,182
2,3	Fannie Mae Pool	4.500%	12/1/19–5/1/49	33,120	34,982
2,3	Fannie Mae Pool	5.000%	12/1/19–5/1/49	9,371	10,069
2,3	Fannie Mae Pool	5.500%	7/1/19–4/1/40	6,063	6,609
2,3	Fannie Mae Pool	6.000%	12/1/20–5/1/41	3,615	3,976
2,3	Fannie Mae Pool	6.500%	12/1/23–10/1/39	968	1,058
2,3	Fannie Mae Pool	7.000%	6/1/23–11/1/37	312	355
2,3	Fannie Mae Pool	7.500%	11/1/22–2/1/32	26	34
2,3	Fannie Mae Pool	8.000%	6/1/22–11/1/30	14	16
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	6	7
2,3	Fannie Mae Pool	9.500%	9/1/19–2/1/25	1	2
2,3	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	730	724
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	14,626	14,745
2,3	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	50,080	50,833
2,3	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	63,385	65,388
2,3	Freddie Mac Gold Pool	4.000%	7/1/19–5/1/49	47,361	49,243
2,3	Freddie Mac Gold Pool	4.500%	7/1/19–5/1/49	19,585	20,667
2,3	Freddie Mac Gold Pool	5.000%	9/1/19–5/1/49	4,338	4,656
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	2,929	3,196
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,154	2,374
2,3	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	633	694
2,3	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	191	213
2,3	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	12	16
2,3	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	15	20
2,3	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	9	11
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Pool	3.000%	6/1/49	98	99
3	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,188	3,263
3,4	Ginnie Mae I Pool	3.500%	11/15/25–7/1/49	3,092	3,202
3	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	4,200	4,398
3	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	3,970	4,227
3	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,525	2,685
3	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,531	1,633
3	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,101	1,206
3	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	282	304
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	70	79
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	26	27
3	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	21	22
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
3	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
3	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,275	2,295
3	Ginnie Mae II Pool	3.000%	2/20/27–7/1/49	45,170	46,286
3	Ginnie Mae II Pool	3.500%	9/20/25–7/1/49	82,789	85,770
3,4	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	59,443	61,984
3,4	Ginnie Mae II Pool	4.500%	2/20/39–7/1/49	32,571	34,175
3,4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/49	10,849	11,456
3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,202	1,287
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	589	644
3	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	205	237
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	26	30
3,4	UMBS TBA	3.000%	7/1/49	1,175	1,185
3,4	UMBS TBA	3.500%	6/1/34–7/1/49	4,140	4,246
3,4	UMBS TBA	4.000%	7/1/34–7/1/49	10,735	11,102
3,4	UMBS TBA	4.500%	6/1/49–7/1/49	9,660	10,093
3,4	UMBS TBA	5.000%	7/1/49	4,275	4,518
					852,901
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae Pool	2.133%	3/1/43	127	126
2,3	Fannie Mae Pool	2.272%	7/1/43	145	145
2,3	Fannie Mae Pool	2.433%	9/1/43	13	13
2,3	Fannie Mae Pool	3.366%	8/1/42	61	61
2,3	Fannie Mae Pool	3.451%	4/1/41	25	25
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.155%	4.780%	12/1/37	25	26
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.238%	4.488%	7/1/38	8	8
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.268%	4.806%	12/1/35	27	28
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.313%	5.029%	1/1/35	23	24
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.256%	12/1/41	26	27
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.080%	9/1/37	50	51
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.392%	4.147%	10/1/37	17	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.533%	4.321%	7/1/36	8	8
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.553%	4.428%	12/1/33	9	9
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	7	7
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	5	5
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.634%	4.385%	8/1/35	49	52
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.635%	4.510%	11/1/36	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.410%	9/1/40	8	8
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	1	1
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.673%	4.423%	10/1/37	23	24
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.579%	1/1/42	35	36
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	46	48
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.445%	7/1/39	5	5
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.476%	8/1/40	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.644%	12/1/40	17	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.705%	4.570%	11/1/39	5	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.717%	4.752%	1/1/37	12	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.718%	2.172%	10/1/42	37	39
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.581%	9/1/34	5	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.744%	4.593%	11/1/39	14	15
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.533%	7/1/41	41	43
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.548%	10/1/40	16	17
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.770%	4.779%	5/1/42	12	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.655%	6/1/41	7	7
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	12	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.850%	3/1/42	33	34
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.799%	4.599%	3/1/42	24	25
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	30	32
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	11/1/39–10/1/40	29	30
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	11/1/33–12/1/40	26	28
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.646%	11/1/41	21	22
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.779%	1/1/42	24	26

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.688%	12/1/41	19	20
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	27	29
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	18	19
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	15	16
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.724%	12/1/40	12	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.887%	3/1/41	33	35
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.902%	2/1/41	13	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.609%	9/1/40	35	37
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.672%	12/1/39	22	23
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	17	19
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	22	23
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	18	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.590%	8/1/39	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.860%	4.743%	5/1/40	6	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.733%	11/1/34	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	10	10
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	3	3
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.057%	3.766%	4/1/37	16	17
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.590%	2.176%	6/1/43	83	83
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.643%	4.488%	8/1/39	29	30
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.661%	2.452%	10/1/42	40	41
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	8	9
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.703%	3.392%	9/1/43	59	61
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.720%	4.720%	5/1/42	52	55
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.693%	7/1/42	18	19
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	13	14
2,3	Freddie Mac Non Gold Pool	4.515%	5/1/42	6	6
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.744%	11/1/34	25	26
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.750%	5/1/36	8	8
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.991%	2/1/36	7	7
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	5.061%	10/1/36	13	13
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.735%	10/1/37	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.655%	3/1/37	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.528%	12/1/36	11	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	4.476%	10/1/37	10	11
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.768%	2/1/37	6	6
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.709%	4.556%	9/1/37	10	10
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.741%	1/1/35	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	4.617%	12/1/36	16	16
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.738%	12/1/40	26	27
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.640%	12/1/36	4	5
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	4.703%	12/1/34	9	9
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.689%	12/1/35	14	14
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.862%	4.826%	2/1/42	12	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	12	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.722%	6/1/41	9	10
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40–11/1/40	20	20
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	14	15
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	4	4
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.981%	1/1/41	19	20
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	7	7
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.983%	2/1/42	14	14
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.648%	9/1/40	25	27
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.730%	6/1/40	25	25
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.775%	11/1/40	17	18
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.939%	1/1/41	4	4
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	21	22
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.851%	5/1/37	21	21
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	3	3
2,3,5	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.021%	6/1/37	8	8
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.625%	4/20/41–6/20/43	123	128
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.750%	7/20/41–8/20/41	47	49
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	7/20/38–3/20/43	154	159
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.125%	10/20/38–12/20/42	195	203
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.125%	5/20/41	6	6

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.250%	5/20/41	6	7
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.625%	11/20/40	2	2
					2,809
Total U.S. Government and Agency Obligations (Cost $2,501,276)					2,560,643
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	100	100
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	51
3	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	276
3	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	50
3	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	428
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	102
3	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	250	249
3	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	300	299
3	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	375	375
3	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	225	227
3	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	275	276
3	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	250	260
3	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	325	331
3	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	100	103
3	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	4	4
3	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	75	75
3	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	100	101
3	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	56	57
3	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	50	51
3	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	75	76
3	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	249
3	BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	479
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	50	52
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	75	80
3	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	72	76
3	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	28	29
3	BANK 2017 - BNK5	3.390%	6/15/60	150	157
3	BANK 2017 - BNK5	3.624%	6/15/60	100	104
3	BANK 2017 - BNK6	3.518%	7/15/60	404	428
3	BANK 2017 - BNK6	3.741%	7/15/60	404	419
3	BANK 2017 - BNK7	3.175%	9/15/60	100	103
3	BANK 2017 - BNK7	3.435%	9/15/60	75	79
3	BANK 2017 - BNK7	3.748%	9/15/60	75	79
3	BANK 2017 - BNK8	3.488%	11/15/50	150	159
3	BANK 2017 - BNK8	3.731%	11/15/50	25	26
3	BANK 2017 - BNK9	3.279%	11/15/54	150	156
3	BANK 2017 - BNK9	3.538%	11/15/54	150	159
3	BANK 2018 - BN10	3.641%	2/15/61	50	53
3	BANK 2018 - BN10	3.688%	2/15/61	250	268
3	BANK 2018 - BN10	3.898%	2/15/61	50	53
3	BANK 2018 - BN11	4.046%	3/15/61	100	110
3	BANK 2018 - BN12	4.255%	5/15/61	125	140
3	BANK 2018 - BN12	4.491%	5/15/61	50	55
3	BANK 2018 - BN13	4.217%	8/15/61	25	28
3	BANK 2018 - BN14	4.128%	9/15/60	50	54
3	BANK 2018 - BN14	4.231%	9/15/60	100	112
3	BANK 2018 - BN14	4.481%	9/15/60	25	28
3	BANK 2018 - BN15	4.407%	11/15/61	110	125
3	BANK 2019 - BN16	4.005%	2/15/52	125	138
3	BANK 2019 - BN17	3.714%	4/15/52	100	108
3	BANK 2019 - BN17	3.976%	4/15/52	25	27
3	BANK 2019 - BN18	3.584%	5/15/62	375	400
3	BANK 2019 - BN18	3.826%	5/15/62	50	53
3	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	407
	Bank of Nova Scotia	1.875%	4/26/21	175	175
3	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	125
3	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	346
3	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	105
3	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	140
3	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	740
3	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	34	35
3	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	100	107
3	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	50	53
3	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	125	131
3	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	325	353
3	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	150	162
3	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	100	105
3	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	225	247
3	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	350	387
3	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	75	83
3	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	75	84
3	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	50	54
3	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	50	56
3	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	25	28
3	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	175	200
3	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	125	140
3	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	50	56
3	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	80	86
3	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	50	54
3	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	275	293
3	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	75	80
3	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	105	116
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	72	72
3	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	150
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	50
3	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	125	135
3	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	32	32
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	101
3	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	35	36
3	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	250	250
3	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	150	150
3	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	200	200
3	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	100	100
3	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	250	250
3	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	225	227
3	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	125	127

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	75	76
3	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	16	16
3	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	32	32
3	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
3	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	33	33
3	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	50
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	75
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	50
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	75
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
3	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	76
3	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	51
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	151
3	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	106
3	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	154
3	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	33
3	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	52
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	132
3	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	79
3	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	84
3	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	5	5
3	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	350	359
3	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	134
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	155
	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	105
3	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	258
3	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	53
3	Chase Issuance Trust 2012-A4	1.580%	8/15/21	150	150
3	Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	314
3	Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	228
3	Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	150
3	Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	199
3	Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	225
3	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
3	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	202
3	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	500
3	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	201
3	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	340	340
3	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	553
3	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	471
3	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	73	74
3	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	103
3	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	50	54
3	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	75	81
3	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	24	24
3	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	25	27
3	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	25	27
3	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	50	53
3	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	50	53
3	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	100	105
3	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	175	185
3	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	225	232
3	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	100	104
3	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	46	46
3	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	175	181
3	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	84	86
3	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	100	107
3	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	100	107
3	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	55	56
3	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	125	130
3	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	225	239
3	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	75	76
3	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	250	263
3	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	50	52
3	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	150	158
3	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	50	53
3	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	50	53
3	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	275	302
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	59
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
3,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	80
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	127
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	27	28
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	43
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	161
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	4	4
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	44	46
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	52
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	66
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	47	48
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
3	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	90	96
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	106

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	28	29
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	60
3	COMM 2014-CCRE15 Mortgage Trust	4.849%	2/10/47	28	30
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	48	50
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
3	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	25
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
3	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	49	50
3	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	186
3	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	53
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	174	182
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	160
3	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	44	44
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	5	5
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	21	21
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
3	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	106
3	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	132
3	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
3	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	133
3	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	80	80
3	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	129
3	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	238
3	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	52
3	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	49	49
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	157
3	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	52
3	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
3	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	105
3	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	53
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	134
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	239
3	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	130
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	133
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	130
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	52
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	160
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	130
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	105
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	79
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	52
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	157
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	79
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	106
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	80
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	209
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	156
3	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	150	158
3	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	53
3	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	275	300
3	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	25	28
3	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	247
3	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	285
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	78
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	102
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	105
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	52
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	274
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	225
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	151
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	232
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	89	90
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	100	101
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	107	109
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	291	298
2,3	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	192	194
2,3	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	157	158
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	335	350
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	8	8
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	78	78
2,3	Fannie Mae-Aces 2014-M1	3.319%	7/25/23	404	420
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	285	287
2,3	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	35	35
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	200	207
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	332	350
2,3	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	167	176
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	183
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	211	213
2,3	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	287	302
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	28	28
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	181
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	208
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	304
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	104
2,3	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	231
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	284
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	196	200
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	102
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	132	133
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	203
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	86	86
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	103
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	249
2,3	Fannie Mae-Aces 2016-M12	2.527%	9/25/26	250	246
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	200
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	102
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	101
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	201
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	50
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	75
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	297
2,3	Fannie Mae-Aces 2017-M1	2.496%	10/25/26	200	200
2,3	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	112
2,3	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	300	313
2,3	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	286
2,3	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	200	202
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	155
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	533

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	50	55
2,3	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	100	108
2,3	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	438
2,3	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	165	172
2,3	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	104
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	325
2,3	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	125	135
2,3	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	200	218
2,3	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	200	212
2,3	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	242
2,3	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	335
2,3	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	240	246
2,3	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	130	133
2,3	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	339	345
2,3	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	150	151
2,3	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	350	353
2,3	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	225	227
2,3	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	325	329
2,3	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	325	331
2,3	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	475	491
2,3	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	325	338
2,3	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	155	156
2,3	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	325	338
2,3	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,215	1,266
2,3	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	168	171
2,3	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	340	355
2,3	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	189	192
2,3	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	325	336
2,3	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	288	303
2,3	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	400	420
2,3	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	325	342
2,3	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	72	73
2,3	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	400	421
2,3	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	45	46
2,3	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	225	236
2,3	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	76	78
2,3	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	275	288
2,3	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	275	288
2,3	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	38	38
2,3	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	39	39
2,3	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	150	156
2,3	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	101	103
2,3	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	175	182
2,3	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	175	184
2,3	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	78	80
2,3	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	175	185
2,3	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	225	237
2,3	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	125	130
2,3	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	200	212
2,3	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	125	131
2,3	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	75	78
2,3	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	200	205
2,3	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	150	152
2,3	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	100	102
2,3	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	475	508
2,3	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	300	316
2,3	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	433	457
2,3	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	150	157
2,3	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	125	132
2,3	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	200	211
2,3	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	75	80
2,3	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	100	106
2,3	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	100	107
2,3	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	150	163
2,3	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	350	388
2,3	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	100	111
2,3	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	75	83
2,3	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	275	303
2,3	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	150	169
2,3	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	99	105
2,3	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	275	301
2,3	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	25	27
2,3	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	225	239
2,3	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	100	108
2,3	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	225	243
2,3	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	100	103

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	100	110
2,3	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	200	221
2,3	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	75	84
2,3	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	75	84
2,3	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	10	10
2,3	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	96	95
2,3	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	41	41
2,3	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	112	112
2,3	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	506	505
2,3	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	393	396
2,3	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	24	24
2,3	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	370	375
2,3	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	225	228
2,3	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	136	137
2,3	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	225	228
2,3	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	225	240
2,3	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	375	395
2,3	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	125	133
2,3	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	225	244
2,3	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	100	110
2,3	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	25	28
2,3	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	98	106
2,3	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	175	195
2,3	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	400	441
2,3	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	200	215
2,3	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	50	54
2,3	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	75	82
2,3	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	125	138
2,3	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	123	124
2,3	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	150	152
2,3	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	125	126
2,3	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	100	103
2,3	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	275	285
2,3	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	24	25
2,3	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	275	293
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	175	184
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	450	487
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	400	416
3	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	127
3	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	51
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	125	126
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	51
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	25
3	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16	16
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	55	54
3	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
3	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	375	374
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	152
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	51
3	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	160	160
3	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	170	172
3	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	225	228
3	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	200	206
3	GE Capital Credit Card Master Note Trust 2012-7	1.760%	9/15/22	148	148
3	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	125	125
3	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	25	25
3	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	50	50
3	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	25	25
3	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	75	76
3	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	50	51
3	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	100	101
3	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	77
3	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	92	94
3	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	82
3	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	306
3	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	140	142
3	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	124	126
3	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	36
3	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	20	21
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	93
3	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	25	26
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	161

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	49	51
3	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	134
3	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	25	26
3	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	24	24
3	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	77
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	237
3	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	157
3	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	100
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	157
3	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	131
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	53
3	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	129
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	105
3	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	77
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	204
3	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	79
3	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	52
3	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	160
3	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	53
3	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	158
3	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	274
3	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	73
3	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	107
§,†,3	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	154
3	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	90	89
3	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	250	251
3	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	76
3	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	75	76
3	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	51
3	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	151
3	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	30
3	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	14	14
3	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	31	31
3	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	74
3	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
3	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	77
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	172	177
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	121	123
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	176	180
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	52	53
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	39	40
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	100	107
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	208	213
3	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	5	5
3	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	75	81
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	250	254
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	100	107
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	75	79
3	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	100	102
3	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	100	105
3	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	300	329
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	39	41
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	26	27
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	32	33
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	100	107
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	30	32
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	8	9
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	65	70
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	35	37
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	127	136
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	25	27
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	30	32
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	2	2
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	50	51
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	95	101
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	29	30
3	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	25	26
3	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	175	186

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	85	91
3	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	23	23
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	75	79
3	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	200	212
3	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	79	79
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	175	184
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	100	100
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	110	112
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	59	61
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	105	105
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	125	130
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	74	74
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	57	59
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	100	106
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	125	130
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	100	107
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	50	54
3	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	53	55
3	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	57	61
3	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	125	129
3	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	125	132
3	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	82	88
3	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	75	78
3	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	400	428
3	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	200	209
3	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	25	26
3	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	75	78
3	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	50	52
3	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	75	79
3	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	50	52
3	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	225	250
3	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	25	28
3	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	16	16
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	75	75
3	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
3	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	10	10
3	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	100	102
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	40	43
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.499%	8/15/46	20	21
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	100	107
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	68	69
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	14	14
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	100	103
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	93	95
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	100	107
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.912%	2/15/47	100	108
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	25	26
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	100	106
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	50	53
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	66	66
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.582%	10/15/47	50	53
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	122	122
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	75	79
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	200	207
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	100	102
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	75	78
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	75	75

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	125	133
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	125	129
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	75	80
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	75	78
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	75	79
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	75	80
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	100	104
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	225	238
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	200	203
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	250	257
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	150	159
	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	100	106
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	125	129
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	150	159
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	358
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	77
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	80
3	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	103
3	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	85
3	Morgan Stanley Capital I Trust 2016-UBS11	2.782%	8/15/49	200	201
3	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	212
3	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	158
3	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	262
3	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	26
3	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	165
3	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	70	70
3	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25
3	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	30	29
3	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	67	66
3	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	30	30
3	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	74
3	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	104
3	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	125	126
3	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	102
3	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	126
3	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	31
	Royal Bank of Canada	2.100%	10/14/20	800	800
	Royal Bank of Canada	2.300%	3/22/21	175	175
3	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	10	10
3	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	39	39
3	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	50	50
3	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	50	51
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	282
3	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	373	374
3	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	150	150
3	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	150	152
3	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	275	279
3	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	275	288
3	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.483%	8/15/39	3	3
6	Toronto-Dominion Bank	2.250%	3/15/21	250	251
3	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	75	75
3	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	11	11
3	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	50
3	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	225	224
3	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	125	125
3	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	51
3	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	125	127
3	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
3	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	105
3	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	52
3	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	158
3	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	52
3	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	184
3	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	79
3	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	104
3	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	159
3	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	65
3	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	105
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	160
3	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	106
3	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	139

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	112
3	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	27
3	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	84
3	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	254
3	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	140
3	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	161
3	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	300
3	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	80
3	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	106
3	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	104	107
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	165	170
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	25	26
3	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	175	195
3	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	275	303
3	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	25	27
3	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	69	71
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	5	5
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	75	80
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	70	70
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	75	76
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	125	131
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	75	78
3	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	125	128
3	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	75	78
3	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	252	262
3	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	175	184
3	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	31	33
3	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	125	129
3	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	175	186
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	29	30
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	276	286
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	50	51
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	75	80
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	75	80
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	50	50
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	50	51
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	100	105
3	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	50	54
3	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	210	224
3	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	150	150
3	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	58	60
3	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	125	132
3	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	50	52
3	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	75	77
3	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	100	108
3	WWells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	100	102
3	WWells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	162	165
3	WWells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	192	202
3	WWells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	54	57
3	WWells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	175	184
3	WWells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	100	105
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	100	104
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	150	159
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	25	27
3	WWells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	250	264
3	WWells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	275	301
3	WWells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	50	54
3	WWells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	175	194
3	WWells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	200	222
3	WWells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	75	83
3	WWells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	150	169
3	WWells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	225	247
3	WWells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	125	134
3	WWells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	200	207
3	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	179
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	129
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	103

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	76
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	124
3	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	94	96
3	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	39	40
3	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	18	19
3	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	76	78
3	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	15	15
3	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	150	155
3	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	75	77
3	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	17	18
3	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	107
3	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	20	21
3	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	26	27
3	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	30	32
3	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	50	54
3	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	22	23
3	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	24	24
3	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	21	22
3	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	50	54
3	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	25	25
3	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	75	79
3	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	150	159
3	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	25	26
3	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	76	79
3	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	50	53
3	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	65	66
3	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	65	69
3	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	1	1
3	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	56	57
3	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	140	150
3	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	60	64
3	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	150	150
3	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	200	202
3	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	43	43
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $101,690)					104,414
Corporate Bonds (26.8%)
Finance (8.5%)
	Banking (6.0%)
	American Express Co.	2.200%	10/30/20	300	300
	American Express Co.	3.000%	2/22/21	150	152
	American Express Co.	3.700%	11/5/21	200	206
	American Express Co.	2.750%	5/20/22	300	303
	American Express Co.	2.500%	8/1/22	500	502
	American Express Co.	2.650%	12/2/22	225	227
	American Express Co.	3.400%	2/27/23	300	310
	American Express Co.	3.700%	8/3/23	325	341
	American Express Co.	3.400%	2/22/24	225	234
	American Express Co.	3.000%	10/30/24	300	306
	American Express Co.	3.625%	12/5/24	150	157
	American Express Co.	4.200%	11/6/25	150	164
	American Express Co.	3.125%	5/20/26	250	257
	American Express Co.	4.050%	12/3/42	67	73
	American Express Credit Corp.	2.600%	9/14/20	300	301
	American Express Credit Corp.	2.250%	5/5/21	275	275
	American Express Credit Corp.	2.700%	3/3/22	300	303
	American Express Credit Corp.	3.300%	5/3/27	350	366
	Associated Bank NA	3.500%	8/13/21	50	51
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	250	250
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	200	200
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	302
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	324
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	251
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	202
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	201
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	266
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	252
	Banco Santander SA	3.848%	4/12/23	200	207
	Banco Santander SA	5.179%	11/19/25	450	488
	Banco Santander SA	4.250%	4/11/27	400	420
	Banco Santander SA	3.800%	2/23/28	200	203
	Banco Santander SA	4.379%	4/12/28	200	212
	Bank of America Corp.	2.625%	10/19/20	525	527
	Bank of America Corp.	2.625%	4/19/21	755	760
3	Bank of America Corp.	2.369%	7/21/21	500	499
3	Bank of America Corp.	2.328%	10/1/21	350	349
3	Bank of America Corp.	2.738%	1/23/22	250	251
3	Bank of America Corp.	3.499%	5/17/22	175	178
	Bank of America Corp.	2.503%	10/21/22	300	300
	Bank of America Corp.	3.300%	1/11/23	650	670
3	Bank of America Corp.	3.124%	1/20/23	145	147
3	Bank of America Corp.	2.881%	4/24/23	1,000	1,010
3	Bank of America Corp.	2.816%	7/21/23	1,250	1,262
	Bank of America Corp.	4.100%	7/24/23	300	320
	Bank of America Corp.	3.004%	12/20/23	1,846	1,879
	Bank of America Corp.	4.125%	1/22/24	325	347

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Bank of America Corp.	3.550%	3/5/24	600	621
	Bank of America Corp.	4.000%	4/1/24	392	418
3	Bank of America Corp.	3.864%	7/23/24	125	131
	Bank of America Corp.	4.200%	8/26/24	475	505
	Bank of America Corp.	4.000%	1/22/25	755	793
	Bank of America Corp.	3.950%	4/21/25	500	524
3	Bank of America Corp.	3.093%	10/1/25	350	359
3	Bank of America Corp.	3.366%	1/23/26	300	309
	Bank of America Corp.	4.450%	3/3/26	475	512
	Bank of America Corp.	3.500%	4/19/26	320	334
	Bank of America Corp.	4.250%	10/22/26	725	774
3	Bank of America Corp.	3.559%	4/23/27	1,000	1,040
	Bank of America Corp.	3.248%	10/21/27	750	766
	Bank of America Corp.	4.183%	11/25/27	560	593
3	Bank of America Corp.	3.824%	1/20/28	425	449
3	Bank of America Corp.	3.705%	4/24/28	350	367
3	Bank of America Corp.	3.593%	7/21/28	600	624
	Bank of America Corp.	3.419%	12/20/28	1,334	1,373
3	Bank of America Corp.	3.970%	3/5/29	200	214
3	Bank of America Corp.	4.271%	7/23/29	600	652
3	Bank of America Corp.	3.974%	2/7/30	150	160
	Bank of America Corp.	6.110%	1/29/37	335	426
3	Bank of America Corp.	4.244%	4/24/38	350	381
	Bank of America Corp.	7.750%	5/14/38	340	501
3	Bank of America Corp.	4.078%	4/23/40	500	532
	Bank of America Corp.	5.875%	2/7/42	300	398
	Bank of America Corp.	5.000%	1/21/44	750	908
	Bank of America Corp.	4.875%	4/1/44	300	358
	Bank of America Corp.	4.750%	4/21/45	100	114
3	Bank of America Corp.	4.443%	1/20/48	100	113
3	Bank of America Corp.	4.330%	3/15/50	250	279
	Bank of America NA	6.000%	10/15/36	250	329
	Bank of Montreal	3.100%	7/13/20	200	201
	Bank of Montreal	3.100%	4/13/21	325	330
	Bank of Montreal	1.900%	8/27/21	325	323
	Bank of Montreal	2.900%	3/26/22	425	432
	Bank of Montreal	2.350%	9/11/22	46	46
	Bank of Montreal	2.550%	11/6/22	104	105
	Bank of Montreal	3.300%	2/5/24	300	311
	Bank of Montreal	2.500%	6/28/24	200	200
3	Bank of Montreal	4.338%	10/5/28	100	105
3	Bank of Montreal	3.803%	12/15/32	1,000	1,013
	Bank of New York Mellon Corp.	2.600%	8/17/20	175	176
	Bank of New York Mellon Corp.	2.450%	11/27/20	150	151
	Bank of New York Mellon Corp.	2.050%	5/3/21	250	249
	Bank of New York Mellon Corp.	3.550%	9/23/21	100	103
	Bank of New York Mellon Corp.	2.600%	2/7/22	675	682
	Bank of New York Mellon Corp.	2.950%	1/29/23	195	199
	Bank of New York Mellon Corp.	3.500%	4/28/23	225	234
3	Bank of New York Mellon Corp.	2.661%	5/16/23	225	227
	Bank of New York Mellon Corp.	3.450%	8/11/23	125	130
	Bank of New York Mellon Corp.	2.200%	8/16/23	225	224
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	155
	Bank of New York Mellon Corp.	3.000%	2/24/25	250	256
	Bank of New York Mellon Corp.	2.800%	5/4/26	200	202
	Bank of New York Mellon Corp.	2.450%	8/17/26	125	124
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	155
3	Bank of New York Mellon Corp.	3.442%	2/7/28	150	156
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	202
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	104
	Bank of Nova Scotia	2.150%	7/14/20	200	200
	Bank of Nova Scotia	2.350%	10/21/20	950	951
	Bank of Nova Scotia	2.800%	7/21/21	420	425
	Bank of Nova Scotia	2.700%	3/7/22	250	253
	Bank of Nova Scotia	3.400%	2/11/24	200	208
	Bank of Nova Scotia	4.500%	12/16/25	300	323
	Barclays Bank plc	2.650%	1/11/21	200	200
	Barclays plc	3.250%	1/12/21	100	101
	Barclays plc	3.200%	8/10/21	150	151
	Barclays plc	3.684%	1/10/23	100	101
3	Barclays plc	4.610%	2/15/23	200	207
3	Barclays plc	4.338%	5/16/24	1,000	1,028
	Barclays plc	3.650%	3/16/25	350	352
3	Barclays plc	3.932%	5/7/25	200	203
	Barclays plc	4.375%	1/12/26	300	310
	Barclays plc	4.337%	1/10/28	200	204
3	Barclays plc	4.972%	5/16/29	200	212
	Barclays plc	5.250%	8/17/45	250	273
	Barclays plc	4.950%	1/10/47	200	211
	BB&T Corp.	2.150%	2/1/21	125	125
	BB&T Corp.	2.050%	5/10/21	175	174
	BB&T Corp.	3.200%	9/3/21	150	153
	BB&T Corp.	2.750%	4/1/22	175	177
	BB&T Corp.	3.050%	6/20/22	500	511
	BB&T Corp.	3.750%	12/6/23	250	265
	BB&T Corp.	2.850%	10/26/24	100	102
	BB&T Corp.	3.700%	6/5/25	175	186
	BB&T Corp.	3.875%	3/19/29	200	214
	BNP Paribas SA	5.000%	1/15/21	475	494
	BPCE SA	2.650%	2/3/21	275	276
	BPCE SA	2.750%	12/2/21	250	252
6	BPCE SA	3.000%	5/22/22	250	252
	BPCE SA	4.000%	4/15/24	325	345
	BPCE SA	3.375%	12/2/26	250	257
	Branch Banking & Trust Co.	2.625%	1/15/22	250	251
	Branch Banking & Trust Co.	3.625%	9/16/25	500	525
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	200
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	151
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	353
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	209
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	204
	Capital One Bank USA NA	3.375%	2/15/23	235	239
	Capital One Financial Corp.	2.400%	10/30/20	250	250
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	178
	Capital One Financial Corp.	3.200%	1/30/23	350	359
	Capital One Financial Corp.	3.500%	6/15/23	27	28
	Capital One Financial Corp.	3.900%	1/29/24	250	262
	Capital One Financial Corp.	3.750%	4/24/24	450	472
	Capital One Financial Corp.	3.300%	10/30/24	225	230
	Capital One Financial Corp.	4.200%	10/29/25	175	184
	Capital One Financial Corp.	3.750%	7/28/26	500	509
	Capital One Financial Corp.	3.750%	3/9/27	100	103
	Capital One Financial Corp.	3.800%	1/31/28	300	310
	Capital One NA	2.250%	9/13/21	175	174
	Capital One NA	2.650%	8/8/22	500	502
	Citibank NA	2.125%	10/20/20	400	399
	Citibank NA	2.850%	2/12/21	200	201
	Citibank NA	3.400%	7/23/21	475	484
3	Citibank NA	2.844%	5/20/22	500	503
	Citigroup Inc.	5.375%	8/9/20	50	52
	Citigroup Inc.	2.700%	3/30/21	600	603
	Citigroup Inc.	2.350%	8/2/21	150	150
	Citigroup Inc.	2.900%	12/8/21	200	202
	Citigroup Inc.	4.500%	1/14/22	475	499
	Citigroup Inc.	2.750%	4/25/22	425	429
	Citigroup Inc.	2.700%	10/27/22	375	378
	Citigroup Inc.	3.375%	3/1/23	150	154
	Citigroup Inc.	3.500%	5/15/23	675	693
3	Citigroup Inc.	2.876%	7/24/23	450	455
	Citigroup Inc.	3.875%	10/25/23	738	779
	Citigroup Inc.	4.000%	8/5/24	125	131
	Citigroup Inc.	3.875%	3/26/25	350	364
3	Citigroup Inc.	3.352%	4/24/25	1,500	1,540
	Citigroup Inc.	3.300%	4/27/25	175	180
	Citigroup Inc.	4.400%	6/10/25	1,400	1,495
	Citigroup Inc.	5.500%	9/13/25	75	85
	Citigroup Inc.	3.700%	1/12/26	275	289
	Citigroup Inc.	4.600%	3/9/26	275	297
	Citigroup Inc.	3.400%	5/1/26	25	26
	Citigroup Inc.	3.200%	10/21/26	950	967
	Citigroup Inc.	4.300%	11/20/26	75	79

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	4.450%	9/29/27	1,000	1,073
3	Citigroup Inc.	3.887%	1/10/28	525	554
3	Citigroup Inc.	3.668%	7/24/28	850	885
	Citigroup Inc.	4.125%	7/25/28	250	263
3	Citigroup Inc.	3.520%	10/27/28	580	597
3	Citigroup Inc.	4.075%	4/23/29	150	161
3	Citigroup Inc.	3.980%	3/20/30	475	506
	Citigroup Inc.	6.625%	6/15/32	100	129
	Citigroup Inc.	6.125%	8/25/36	75	92
3	Citigroup Inc.	3.878%	1/24/39	225	234
	Citigroup Inc.	8.125%	7/15/39	562	894
	Citigroup Inc.	5.875%	1/30/42	100	131
	Citigroup Inc.	5.300%	5/6/44	375	448
	Citigroup Inc.	4.650%	7/30/45	200	229
	Citigroup Inc.	4.750%	5/18/46	375	421
	Citigroup Inc.	4.650%	7/23/48	450	519
	Citizens Bank NA	2.250%	10/30/20	200	200
	Citizens Bank NA	2.550%	5/13/21	200	200
	Citizens Bank NA	3.250%	2/14/22	250	255
	Citizens Bank NA	2.650%	5/26/22	125	126
	Citizens Financial Group Inc.	4.300%	12/3/25	125	132
	Comerica Bank	4.000%	7/27/25	50	53
	Comerica Inc.	3.700%	7/31/23	200	209
	Commonwealth Bank of Australia	2.400%	11/2/20	350	350
	Commonwealth Bank of Australia	2.550%	3/15/21	175	175
6	Commonwealth Bank of Australia	2.750%	3/10/22	500	505
6	Commonwealth Bank of Australia	3.350%	6/4/24	800	831
	Compass Bank	3.500%	6/11/21	150	153
	Compass Bank	2.875%	6/29/22	250	252
	Cooperatieve Rabobank UA	4.500%	1/11/21	150	155
	Cooperatieve Rabobank UA	2.500%	1/19/21	600	601
	Cooperatieve Rabobank UA	2.750%	1/10/22	250	252
	Cooperatieve Rabobank UA	3.875%	2/8/22	525	546
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	129
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	187
	Cooperatieve Rabobank UA	3.375%	5/21/25	275	288
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	640
	Cooperatieve Rabobank UA	3.750%	7/21/26	225	229
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	128
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	317
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	420
	Credit Suisse AG	3.000%	10/29/21	600	609
	Credit Suisse AG	3.625%	9/9/24	575	605
6	Credit Suisse Group AG	3.574%	1/9/23	500	509
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	252
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	279
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	777
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	575	596
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	260
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	437
	Deutsche Bank AG	2.700%	7/13/20	625	620
	Deutsche Bank AG	2.950%	8/20/20	100	99
	Deutsche Bank AG	3.125%	1/13/21	100	99
	Deutsche Bank AG	3.150%	1/22/21	150	149
	Deutsche Bank AG	4.250%	10/14/21	700	709
	Deutsche Bank AG	3.300%	11/16/22	500	490
	Deutsche Bank AG	3.950%	2/27/23	300	300
	Deutsche Bank AG	3.700%	5/30/24	548	537
	Deutsche Bank AG	4.100%	1/13/26	100	98
	Discover Bank	3.200%	8/9/21	100	101
	Discover Bank	3.350%	2/6/23	150	153
	Discover Bank	4.200%	8/8/23	300	318
	Discover Bank	3.450%	7/27/26	100	102
	Discover Bank	4.650%	9/13/28	250	273
	Discover Financial Services	3.850%	11/21/22	200	209
	Discover Financial Services	3.950%	11/6/24	525	552
	Discover Financial Services	3.750%	3/4/25	100	104
	Discover Financial Services	4.500%	1/30/26	200	214
	Fifth Third Bancorp	3.500%	3/15/22	125	128
	Fifth Third Bancorp	4.300%	1/16/24	275	293
	Fifth Third Bancorp	3.650%	1/25/24	150	157
	Fifth Third Bancorp	3.950%	3/14/28	75	81
	Fifth Third Bancorp	8.250%	3/1/38	200	295
	Fifth Third Bank	2.200%	10/30/20	200	200
	Fifth Third Bank	2.250%	6/14/21	300	300
	Fifth Third Bank	3.350%	7/26/21	200	204
	Fifth Third Bank	3.950%	7/28/25	200	215
	Fifth Third Bank	3.850%	3/15/26	200	211
	First Horizon National Corp.	3.500%	12/15/20	100	101
	First Republic Bank	2.500%	6/6/22	100	100
	First Republic Bank	4.375%	8/1/46	75	76
	FirstMerit Bank NA	4.270%	11/25/26	150	157
	Goldman Sachs Capital I	6.345%	2/15/34	225	281
	Goldman Sachs Group Inc.	2.750%	9/15/20	550	552
	Goldman Sachs Group Inc.	2.875%	2/25/21	175	176
	Goldman Sachs Group Inc.	2.625%	4/25/21	150	151
	Goldman Sachs Group Inc.	5.250%	7/27/21	650	687
	Goldman Sachs Group Inc.	2.350%	11/15/21	500	499
	Goldman Sachs Group Inc.	5.750%	1/24/22	675	727
	Goldman Sachs Group Inc.	3.000%	4/26/22	545	550
3	Goldman Sachs Group Inc.	2.876%	10/31/22	1,055	1,060
	Goldman Sachs Group Inc.	3.625%	1/22/23	425	441
	Goldman Sachs Group Inc.	3.200%	2/23/23	425	434
3	Goldman Sachs Group Inc.	2.908%	6/5/23	350	353
3	Goldman Sachs Group Inc.	2.905%	7/24/23	500	505
	Goldman Sachs Group Inc.	3.625%	2/20/24	300	313
	Goldman Sachs Group Inc.	4.000%	3/3/24	525	556
	Goldman Sachs Group Inc.	3.850%	7/8/24	175	183
	Goldman Sachs Group Inc.	3.500%	1/23/25	750	773
3	Goldman Sachs Group Inc.	3.272%	9/29/25	550	561
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	211
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	209
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,279
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	467
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	365
3	Goldman Sachs Group Inc.	3.691%	6/5/28	500	515
3	Goldman Sachs Group Inc.	3.814%	4/23/29	400	415
3	Goldman Sachs Group Inc.	4.223%	5/1/29	650	695
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	63
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,267
3	Goldman Sachs Group Inc.	4.017%	10/31/38	350	359
3	Goldman Sachs Group Inc.	4.411%	4/23/39	500	541
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	902
	Goldman Sachs Group Inc.	4.800%	7/8/44	325	375
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	542
	Goldman Sachs Group Inc.	4.750%	10/21/45	225	259
	HSBC Bank USA NA	4.875%	8/24/20	250	256
	HSBC Bank USA NA	5.875%	11/1/34	180	227
	HSBC Bank USA NA	5.625%	8/15/35	250	302
	HSBC Bank USA NA	7.000%	1/15/39	250	352
	HSBC Holdings plc	3.400%	3/8/21	625	634
	HSBC Holdings plc	2.950%	5/25/21	800	807
	HSBC Holdings plc	2.650%	1/5/22	500	502
	HSBC Holdings plc	4.875%	1/14/22	160	169
	HSBC Holdings plc	4.000%	3/30/22	290	302
3	HSBC Holdings plc	3.262%	3/13/23	560	569
	HSBC Holdings plc	3.600%	5/25/23	200	208
3	HSBC Holdings plc	3.033%	11/22/23	200	201
	HSBC Holdings plc	4.250%	3/14/24	250	264
3	HSBC Holdings plc	3.950%	5/18/24	500	521
3	HSBC Holdings plc	3.803%	3/11/25	1,075	1,115
	HSBC Holdings plc	4.250%	8/18/25	150	158
	HSBC Holdings plc	4.300%	3/8/26	1,100	1,174
	HSBC Holdings plc	3.900%	5/25/26	450	470
3	HSBC Holdings plc	4.292%	9/12/26	500	531
	HSBC Holdings plc	4.375%	11/23/26	350	369

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	HSBC Holdings plc	4.041%	3/13/28	400	419
3	HSBC Holdings plc	4.583%	6/19/29	400	437
3	HSBC Holdings plc	3.973%	5/22/30	570	595
	HSBC Holdings plc	7.625%	5/17/32	100	139
	HSBC Holdings plc	7.350%	11/27/32	100	136
	HSBC Holdings plc	6.500%	5/2/36	350	453
	HSBC Holdings plc	6.500%	9/15/37	50	65
	HSBC Holdings plc	6.800%	6/1/38	200	269
	HSBC Holdings plc	5.250%	3/14/44	750	876
	HSBC USA Inc.	2.750%	8/7/20	150	151
	HSBC USA Inc.	5.000%	9/27/20	300	309
	HSBC USA Inc.	3.500%	6/23/24	150	156
	Huntington Bancshares Inc.	7.000%	12/15/20	25	27
	Huntington Bancshares Inc.	3.150%	3/14/21	100	101
	Huntington Bancshares Inc.	2.300%	1/14/22	200	200
	Huntington National Bank	3.250%	5/14/21	250	254
	Huntington National Bank	2.500%	8/7/22	200	201
	Huntington National Bank	3.550%	10/6/23	250	262
	ING Groep NV	3.150%	3/29/22	200	204
	ING Groep NV	4.100%	10/2/23	300	317
	ING Groep NV	3.550%	4/9/24	200	206
	ING Groep NV	3.950%	3/29/27	300	314
	ING Groep NV	4.550%	10/2/28	200	220
	ING Groep NV	4.050%	4/9/29	200	212
	JPMorgan Chase & Co.	4.400%	7/22/20	475	485
	JPMorgan Chase & Co.	4.250%	10/15/20	200	205
	JPMorgan Chase & Co.	2.550%	10/29/20	450	451
	JPMorgan Chase & Co.	2.550%	3/1/21	850	852
	JPMorgan Chase & Co.	4.625%	5/10/21	250	260
	JPMorgan Chase & Co.	2.400%	6/7/21	275	276
	JPMorgan Chase & Co.	2.295%	8/15/21	450	449
	JPMorgan Chase & Co.	4.350%	8/15/21	205	213
	JPMorgan Chase & Co.	4.500%	1/24/22	325	342
3	JPMorgan Chase & Co.	3.514%	6/18/22	200	204
	JPMorgan Chase & Co.	3.250%	9/23/22	750	770
	JPMorgan Chase & Co.	2.972%	1/15/23	370	375
	JPMorgan Chase & Co.	3.200%	1/25/23	750	769
3	JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,020
3	JPMorgan Chase & Co.	2.776%	4/25/23	350	353
	JPMorgan Chase & Co.	3.375%	5/1/23	300	308
	JPMorgan Chase & Co.	2.700%	5/18/23	250	252
	JPMorgan Chase & Co.	3.875%	2/1/24	575	610
3	JPMorgan Chase & Co.	3.559%	4/23/24	325	337
	JPMorgan Chase & Co.	3.625%	5/13/24	850	894
3	JPMorgan Chase & Co.	3.797%	7/23/24	175	184
	JPMorgan Chase & Co.	3.875%	9/10/24	575	604
3	JPMorgan Chase & Co.	4.023%	12/5/24	300	318
	JPMorgan Chase & Co.	3.125%	1/23/25	400	411
3	JPMorgan Chase & Co.	3.220%	3/1/25	600	616
	JPMorgan Chase & Co.	3.900%	7/15/25	300	320
	JPMorgan Chase & Co.	3.300%	4/1/26	685	709
	JPMorgan Chase & Co.	3.200%	6/15/26	300	309
	JPMorgan Chase & Co.	2.950%	10/1/26	875	885
	JPMorgan Chase & Co.	4.125%	12/15/26	450	480
3	JPMorgan Chase & Co.	3.960%	1/29/27	700	747
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,030
3	JPMorgan Chase & Co.	3.782%	2/1/28	625	660
3	JPMorgan Chase & Co.	3.540%	5/1/28	350	364
3	JPMorgan Chase & Co.	3.509%	1/23/29	425	441
3	JPMorgan Chase & Co.	4.005%	4/23/29	300	322
3	JPMorgan Chase & Co.	4.203%	7/23/29	200	218
3	JPMorgan Chase & Co.	4.452%	12/5/29	350	388
3	JPMorgan Chase & Co.	3.702%	5/6/30	300	315
	JPMorgan Chase & Co.	6.400%	5/15/38	450	620
	JPMorgan Chase & Co.	5.500%	10/15/40	650	823
	JPMorgan Chase & Co.	5.600%	7/15/41	275	355
	JPMorgan Chase & Co.	5.400%	1/6/42	150	190
	JPMorgan Chase & Co.	5.625%	8/16/43	300	382
	JPMorgan Chase & Co.	4.950%	6/1/45	100	118
3	JPMorgan Chase & Co.	4.260%	2/22/48	375	413
3	JPMorgan Chase & Co.	4.032%	7/24/48	500	536
3	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,050
3	JPMorgan Chase & Co.	3.897%	1/23/49	400	419
	KeyBank NA	2.300%	9/14/22	200	200
	KeyBank NA	3.375%	3/7/23	250	259
	KeyBank NA	3.300%	6/1/25	125	130
	KeyCorp	5.100%	3/24/21	25	26
	KeyCorp	4.150%	10/29/25	150	162
	KeyCorp	4.100%	4/30/28	600	652
	Lloyds Bank plc	6.375%	1/21/21	175	185
	Lloyds Bank plc	3.300%	5/7/21	200	203
	Lloyds Banking Group plc	3.000%	1/11/22	300	302
	Lloyds Banking Group plc	4.050%	8/16/23	900	939
3	Lloyds Banking Group plc	2.907%	11/7/23	400	399
	Lloyds Banking Group plc	3.900%	3/12/24	200	209
	Lloyds Banking Group plc	4.450%	5/8/25	200	212
	Lloyds Banking Group plc	4.582%	12/10/25	700	729
	Lloyds Banking Group plc	3.750%	1/11/27	200	203
	Lloyds Banking Group plc	4.375%	3/22/28	250	265
	Lloyds Banking Group plc	4.550%	8/16/28	200	215
3	Lloyds Banking Group plc	3.574%	11/7/28	200	200
	Lloyds Banking Group plc	5.300%	12/1/45	200	224
	Lloyds Banking Group plc	4.344%	1/9/48	275	267
	M&T Bank Corp.	3.550%	7/26/23	200	211
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	227
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	406
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	204
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	397
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	204
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	301
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	309
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	775
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	100
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	207
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	264
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	558
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	249
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	529
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	258
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	216
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	218
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	214
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	55
	Mizuho Financial Group Inc.	3.549%	3/5/23	200	207
3	Mizuho Financial Group Inc.	3.922%	9/11/24	200	210
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	263
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	355
3	Mizuho Financial Group Inc.	4.254%	9/11/29	400	436
	Morgan Stanley	5.500%	7/24/20	175	181
	Morgan Stanley	5.750%	1/25/21	250	263
	Morgan Stanley	2.500%	4/21/21	200	200
	Morgan Stanley	5.500%	7/28/21	75	80
	Morgan Stanley	2.625%	11/17/21	500	503
	Morgan Stanley	2.750%	5/19/22	600	606
	Morgan Stanley	4.875%	11/1/22	425	455
	Morgan Stanley	3.125%	1/23/23	750	767
	Morgan Stanley	3.750%	2/25/23	675	704
3	Morgan Stanley	3.737%	4/24/24	750	782
	Morgan Stanley	3.875%	4/29/24	545	577
	Morgan Stanley	3.700%	10/23/24	650	685
	Morgan Stanley	4.000%	7/23/25	230	246
	Morgan Stanley	5.000%	11/24/25	650	720
	Morgan Stanley	3.875%	1/27/26	225	239
	Morgan Stanley	3.125%	7/27/26	700	711
	Morgan Stanley	6.250%	8/9/26	425	511
	Morgan Stanley	4.350%	9/8/26	400	428
	Morgan Stanley	3.625%	1/20/27	250	261
	Morgan Stanley	3.950%	4/23/27	325	339
3	Morgan Stanley	3.591%	7/22/28	875	908
3	Morgan Stanley	3.772%	1/24/29	575	604
3	Morgan Stanley	4.431%	1/23/30	600	662
	Morgan Stanley	7.250%	4/1/32	150	210

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Morgan Stanley	3.971%	7/22/38	375	391
3	Morgan Stanley	4.457%	4/22/39	250	277
	Morgan Stanley	6.375%	7/24/42	600	839
	Morgan Stanley	4.300%	1/27/45	650	711
	Morgan Stanley	4.375%	1/22/47	175	195
	MUFG Americas Holdings Corp.	3.500%	6/18/22	475	488
	MUFG Americas Holdings Corp.	3.000%	2/10/25	80	81
	National Australia Bank Ltd.	1.875%	7/12/21	175	173
	National Australia Bank Ltd.	3.375%	9/20/21	250	256
	National Australia Bank Ltd.	3.700%	11/4/21	250	258
	National Australia Bank Ltd.	2.500%	5/22/22	550	553
	National Australia Bank Ltd.	3.000%	1/20/23	250	255
	National Australia Bank Ltd.	3.625%	6/20/23	250	261
	National Australia Bank Ltd.	3.375%	1/14/26	100	104
	National Australia Bank Ltd.	2.500%	7/12/26	200	197
	National Bank of Canada	2.200%	11/2/20	200	200
	Northern Trust Corp.	3.450%	11/4/20	50	51
	Northern Trust Corp.	3.375%	8/23/21	100	103
	Northern Trust Corp.	3.950%	10/30/25	150	162
	Northern Trust Corp.	3.650%	8/3/28	100	108
3	Northern Trust Corp.	3.375%	5/8/32	50	51
	People’s United Bank NA	4.000%	7/15/24	100	103
	People’s United Financial Inc.	3.650%	12/6/22	100	103
	PNC Bank NA	2.450%	11/5/20	430	431
	PNC Bank NA	2.150%	4/29/21	250	250
	PNC Bank NA	2.550%	12/9/21	100	101
	PNC Bank NA	2.625%	2/17/22	175	176
	PNC Bank NA	3.300%	10/30/24	200	208
	PNC Bank NA	2.950%	2/23/25	150	153
	PNC Bank NA	3.250%	6/1/25	100	104
	PNC Bank NA	3.100%	10/25/27	250	257
	PNC Bank NA	3.250%	1/22/28	150	156
	PNC Bank NA	4.050%	7/26/28	250	272
	PNC Financial Services Group Inc.	3.500%	1/23/24	100	105
	PNC Financial Services Group Inc.	3.900%	4/29/24	125	132
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	463
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	524
	PNC Funding Corp.	4.375%	8/11/20	475	485
	PNC Funding Corp.	3.300%	3/8/22	440	452
3	Regions Bank	3.374%	8/13/21	150	151
	Regions Bank	6.450%	6/26/37	250	316
	Regions Financial Corp.	3.200%	2/8/21	100	101
	Regions Financial Corp.	3.800%	8/14/23	200	209
	Royal Bank of Canada	2.150%	10/26/20	100	100
	Royal Bank of Canada	2.350%	10/30/20	100	100
	Royal Bank of Canada	2.500%	1/19/21	200	201
	Royal Bank of Canada	2.750%	2/1/22	300	304
	Royal Bank of Canada	2.800%	4/29/22	300	304
	Royal Bank of Canada	3.700%	10/5/23	100	105
	Royal Bank of Canada	4.650%	1/27/26	250	272
	Royal Bank of Scotland Group plc	6.125%	12/15/22	100	108
3	Royal Bank of Scotland Group plc	3.498%	5/15/23	500	504
	Royal Bank of Scotland Group plc	6.100%	6/10/23	195	211
	Royal Bank of Scotland Group plc	3.875%	9/12/23	600	613
	Royal Bank of Scotland Group plc	6.000%	12/19/23	100	109
	Royal Bank of Scotland Group plc	5.125%	5/28/24	500	527
3	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	312
3	Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,067
3	Royal Bank of Scotland Group plc	5.076%	1/27/30	200	216
3	Royal Bank of Scotland Group plc	4.445%	5/8/30	650	672
	Santander Holdings USA Inc.	4.450%	12/3/21	200	208
	Santander Holdings USA Inc.	3.700%	3/28/22	700	716
	Santander Holdings USA Inc.	3.400%	1/18/23	115	117
	Santander Holdings USA Inc.	4.500%	7/17/25	125	132
	Santander Holdings USA Inc.	4.400%	7/13/27	250	261
	Santander UK Group Holdings plc	3.125%	1/8/21	550	553
	Santander UK Group Holdings plc	2.875%	8/5/21	225	225
	Santander UK Group Holdings plc	3.571%	1/10/23	200	203
3	Santander UK Group Holdings plc	3.823%	11/3/28	200	202
	Santander UK plc	2.125%	11/3/20	200	199
	Santander UK plc	3.400%	6/1/21	200	203
	Santander UK plc	3.750%	11/15/21	200	205
	Santander UK plc	4.000%	3/13/24	200	210
	Santander UK plc	2.875%	6/18/24	200	201
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	301
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	247
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	252
	State Street Corp.	1.950%	5/19/21	125	125
3	State Street Corp.	2.653%	5/15/23	300	303
	State Street Corp.	3.100%	5/15/23	400	410
	State Street Corp.	3.700%	11/20/23	83	87
3	State Street Corp.	3.776%	12/3/24	200	210
	State Street Corp.	3.550%	8/18/25	225	238
	State Street Corp.	2.650%	5/19/26	125	125
3	State Street Corp.	4.141%	12/3/29	200	221
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	200
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	256
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	105
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	265
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	258
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	342
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	248
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	475
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	252
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	202
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	202
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	255
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	209
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	211
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	159
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	124
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	177
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	208
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	726
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	315
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	109
	SunTrust Bank	2.800%	5/17/22	400	405
3	SunTrust Bank	3.502%	8/2/22	250	256
	SunTrust Bank	3.000%	2/2/23	75	76
	SunTrust Bank	3.200%	4/1/24	500	515
3	SunTrust Bank	3.689%	8/2/24	250	260
	SunTrust Bank	3.300%	5/15/26	200	203
	SunTrust Banks Inc.	2.900%	3/3/21	75	76
	SunTrust Banks Inc.	2.700%	1/27/22	125	126
	SVB Financial Group	3.500%	1/29/25	100	102
	Svenska Handelsbanken AB	2.450%	3/30/21	300	301
	Svenska Handelsbanken AB	3.350%	5/24/21	200	204
	Svenska Handelsbanken AB	1.875%	9/7/21	350	346
	Synchrony Bank	3.650%	5/24/21	250	254
	Synchrony Bank	3.000%	6/15/22	100	101
	Synchrony Financial	4.250%	8/15/24	250	260
	Synchrony Financial	4.500%	7/23/25	150	157
	Synchrony Financial	3.700%	8/4/26	125	124
	Synchrony Financial	3.950%	12/1/27	300	299
	Synovus Financial Corp.	3.125%	11/1/22	50	50
	Toronto-Dominion Bank	3.150%	9/17/20	400	404
	Toronto-Dominion Bank	2.500%	12/14/20	100	101
	Toronto-Dominion Bank	2.550%	1/25/21	450	452
	Toronto-Dominion Bank	2.125%	4/7/21	175	175
	Toronto-Dominion Bank	3.250%	6/11/21	600	612
	Toronto-Dominion Bank	1.800%	7/13/21	150	149
	Toronto-Dominion Bank	3.250%	3/11/24	400	414
	UBS AG	4.875%	8/4/20	50	51
6	UBS AG	2.450%	12/1/20	200	200
	US Bancorp	2.350%	1/29/21	100	100
	US Bancorp	4.125%	5/24/21	250	258
	US Bancorp	2.625%	1/24/22	200	202
	US Bancorp	3.000%	3/15/22	125	128
	US Bancorp	2.950%	7/15/22	400	408
	US Bancorp	3.700%	1/30/24	150	159
	US Bancorp	3.375%	2/5/24	500	523
	US Bancorp	3.600%	9/11/24	50	53

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	US Bancorp	3.950%	11/17/25	100	109
	US Bancorp	3.100%	4/27/26	300	306
	US Bancorp	3.150%	4/27/27	275	285
	US Bancorp	3.900%	4/26/28	150	165
	US Bank NA	3.050%	7/24/20	250	252
	US Bank NA	2.050%	10/23/20	250	249
	US Bank NA	2.650%	5/23/22	250	253
	US Bank NA	2.850%	1/23/23	250	254
	US Bank NA	3.400%	7/24/23	250	261
	US Bank NA	2.800%	1/27/25	500	511
	Wachovia Corp.	6.605%	10/1/25	265	314
	Wells Fargo & Co.	2.600%	7/22/20	650	652
	Wells Fargo & Co.	2.550%	12/7/20	300	301
	Wells Fargo & Co.	2.500%	3/4/21	1,350	1,352
	Wells Fargo & Co.	4.600%	4/1/21	825	856
	Wells Fargo & Co.	2.100%	7/26/21	350	348
	Wells Fargo & Co.	3.500%	3/8/22	450	463
	Wells Fargo & Co.	2.625%	7/22/22	775	779
	Wells Fargo & Co.	3.069%	1/24/23	1,500	1,522
	Wells Fargo & Co.	3.450%	2/13/23	350	359
	Wells Fargo & Co.	3.750%	1/24/24	200	210
	Wells Fargo & Co.	3.300%	9/9/24	400	413
	Wells Fargo & Co.	3.000%	2/19/25	425	430
	Wells Fargo & Co.	3.000%	4/22/26	525	531
	Wells Fargo & Co.	4.100%	6/3/26	725	766
	Wells Fargo & Co.	3.000%	10/23/26	675	679
	Wells Fargo & Co.	4.300%	7/22/27	475	512
3	Wells Fargo & Co.	3.584%	5/22/28	500	522
	Wells Fargo & Co.	4.150%	1/24/29	200	218
	Wells Fargo & Co.	5.375%	2/7/35	200	247
	Wells Fargo & Co.	5.375%	11/2/43	500	602
	Wells Fargo & Co.	5.606%	1/15/44	600	748
	Wells Fargo & Co.	4.650%	11/4/44	325	359
	Wells Fargo & Co.	3.900%	5/1/45	250	268
	Wells Fargo & Co.	4.900%	11/17/45	250	289
	Wells Fargo & Co.	4.400%	6/14/46	300	324
	Wells Fargo & Co.	4.750%	12/7/46	350	398
	Wells Fargo Bank NA	2.600%	1/15/21	250	251
3	Wells Fargo Bank NA	3.325%	7/23/21	250	252
	Wells Fargo Bank NA	3.625%	10/22/21	450	462
3	Wells Fargo Bank NA	2.897%	5/27/22	600	605
	Wells Fargo Bank NA	3.550%	8/14/23	750	783
	Wells Fargo Bank NA	5.950%	8/26/36	200	255
	Wells Fargo Bank NA	5.850%	2/1/37	300	385
	Wells Fargo Bank NA	6.600%	1/15/38	225	313
	Westpac Banking Corp.	2.600%	11/23/20	250	251
	Westpac Banking Corp.	2.100%	5/13/21	600	598
	Westpac Banking Corp.	2.000%	8/19/21	275	273
	Westpac Banking Corp.	2.500%	6/28/22	1,000	1,005
	Westpac Banking Corp.	2.750%	1/11/23	200	202
	Westpac Banking Corp.	3.650%	5/15/23	75	78
	Westpac Banking Corp.	3.300%	2/26/24	250	258
	Westpac Banking Corp.	2.850%	5/13/26	200	201
	Westpac Banking Corp.	2.700%	8/19/26	175	174
	Westpac Banking Corp.	3.350%	3/8/27	250	260
3	Westpac Banking Corp.	4.322%	11/23/31	500	514
	Zions Bancorp NA	3.500%	8/27/21	250	255

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	100	106
	Affiliated Managers Group Inc.	3.500%	8/1/25	125	128
	Ameriprise Financial Inc.	3.000%	3/22/22	50	51
	Ameriprise Financial Inc.	4.000%	10/15/23	250	266
	Ameriprise Financial Inc.	3.700%	10/15/24	100	106
	BGC Partners Inc.	5.125%	5/27/21	50	51
	BlackRock Inc.	4.250%	5/24/21	125	130
	BlackRock Inc.	3.375%	6/1/22	175	181
	BlackRock Inc.	3.500%	3/18/24	175	186
	BlackRock Inc.	3.200%	3/15/27	100	104
	BlackRock Inc.	3.250%	4/30/29	90	94
	Brookfield Asset Management Inc.	4.000%	1/15/25	105	110
	Brookfield Finance Inc.	4.250%	6/2/26	50	53
	Brookfield Finance Inc.	3.900%	1/25/28	125	127
	Brookfield Finance Inc.	4.850%	3/29/29	150	164
	Brookfield Finance Inc.	4.700%	9/20/47	150	155
	Brookfield Finance LLC	4.000%	4/1/24	175	183
	Cboe Global Markets Inc.	3.650%	1/12/27	110	116
	Charles Schwab Corp.	3.250%	5/21/21	125	127
	Charles Schwab Corp.	3.225%	9/1/22	300	308
	Charles Schwab Corp.	2.650%	1/25/23	100	101
	Charles Schwab Corp.	3.550%	2/1/24	400	421
	Charles Schwab Corp.	3.850%	5/21/25	25	27
	Charles Schwab Corp.	3.200%	3/2/27	250	258
	Charles Schwab Corp.	3.200%	1/25/28	100	103
	Charles Schwab Corp.	4.000%	2/1/29	125	136
	Charles Schwab Corp.	3.250%	5/22/29	100	103
	CME Group Inc.	3.000%	9/15/22	125	128
	CME Group Inc.	3.000%	3/15/25	125	130
	CME Group Inc.	5.300%	9/15/43	150	192
	CME Group Inc.	4.150%	6/15/48	125	140
	E*TRADE Financial Corp.	3.800%	8/24/27	75	75
	E*TRADE Financial Corp.	4.500%	6/20/28	65	68
	Eaton Vance Corp.	3.625%	6/15/23	50	52
	Eaton Vance Corp.	3.500%	4/6/27	100	103
	Franklin Resources Inc.	2.800%	9/15/22	225	229
	Intercontinental Exchange Inc.	2.350%	9/15/22	100	100
	Intercontinental Exchange Inc.	3.450%	9/21/23	100	104
	Intercontinental Exchange Inc.	4.000%	10/15/23	150	159
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	321
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	154
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	81
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	195
	Invesco Finance plc	3.125%	11/30/22	175	179
	Invesco Finance plc	4.000%	1/30/24	450	476
	Invesco Finance plc	3.750%	1/15/26	170	177
	Invesco Finance plc	5.375%	11/30/43	75	85
	Janus Capital Group Inc.	4.875%	8/1/25	75	80
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	162
	Jefferies Group LLC	6.875%	4/15/21	105	112
	Jefferies Group LLC	5.125%	1/20/23	100	108
	Jefferies Group LLC	4.850%	1/15/27	200	207
	Jefferies Group LLC	6.450%	6/8/27	50	56
	Jefferies Group LLC	6.250%	1/15/36	75	81
	Jefferies Group LLC	6.500%	1/20/43	75	80
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	286
	Lazard Group LLC	3.750%	2/13/25	50	52
	Lazard Group LLC	3.625%	3/1/27	100	101
	Lazard Group LLC	4.500%	9/19/28	100	106
	Legg Mason Inc.	4.750%	3/15/26	100	107
	Legg Mason Inc.	5.625%	1/15/44	100	108
	Nasdaq Inc.	4.250%	6/1/24	125	134
	Nasdaq Inc.	3.850%	6/30/26	100	105
	Owl Rock Capital Corp.	5.250%	4/15/24	25	26
	Raymond James Financial Inc.	3.625%	9/15/26	75	77
	Raymond James Financial Inc.	4.950%	7/15/46	210	234
	Stifel Financial Corp.	3.500%	12/1/20	50	51
	Stifel Financial Corp.	4.250%	7/18/24	150	157
	TD Ameritrade Holding Corp.	2.950%	4/1/22	125	127
	TD Ameritrade Holding Corp.	3.625%	4/1/25	100	105
	TD Ameritrade Holding Corp.	3.300%	4/1/27	125	128

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	350	355
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	150	153
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	150	155
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	200	209

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	72
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	125	128
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	100	102
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	175	183
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	126
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	131
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	297
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	150	150
	Air Lease Corp.	2.500%	3/1/21	250	250
	Air Lease Corp.	3.875%	4/1/21	75	77
	Air Lease Corp.	3.375%	6/1/21	75	76
	Air Lease Corp.	3.750%	2/1/22	300	308
	Air Lease Corp.	2.625%	7/1/22	100	100
	Air Lease Corp.	2.750%	1/15/23	100	100
	Air Lease Corp.	3.875%	7/3/23	100	104
	Air Lease Corp.	4.250%	2/1/24	200	211
	Air Lease Corp.	4.250%	9/15/24	75	80
	Air Lease Corp.	3.250%	3/1/25	150	151
	Air Lease Corp.	3.625%	4/1/27	75	75
	Air Lease Corp.	3.625%	12/1/27	100	100
	Air Lease Corp.	4.625%	10/1/28	100	106
	Aircastle Ltd.	4.400%	9/25/23	125	130
	Aircastle Ltd.	4.125%	5/1/24	400	409
	Aircastle Ltd.	4.250%	6/15/26	100	101
	Ares Capital Corp.	3.500%	2/10/23	250	249
	Ares Capital Corp.	4.200%	6/10/24	75	76
	Ares Capital Corp.	4.250%	3/1/25	100	101
	GATX Corp.	3.250%	3/30/25	125	125
	GATX Corp.	3.250%	9/15/26	50	50
	GATX Corp.	3.850%	3/30/27	175	179
	GATX Corp.	3.500%	3/15/28	100	100
	GATX Corp.	4.550%	11/7/28	150	161
	GATX Corp.	4.700%	4/1/29	75	83
	GATX Corp.	4.500%	3/30/45	50	50
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	1,237	1,230
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	362
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,138
	International Lease Finance Corp.	8.250%	12/15/20	200	216
	International Lease Finance Corp.	4.625%	4/15/21	89	92
	International Lease Finance Corp.	8.625%	1/15/22	315	359
	International Lease Finance Corp.	5.875%	8/15/22	160	174
	Prospect Capital Corp.	5.875%	3/15/23	40	42

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	50	71
	AEGON Funding Co. LLC	5.750%	12/15/20	81	85
	Aetna Inc.	2.750%	11/15/22	200	201
	Aetna Inc.	2.800%	6/15/23	125	125
	Aetna Inc.	3.500%	11/15/24	125	129
	Aetna Inc.	6.625%	6/15/36	130	160
	Aetna Inc.	6.750%	12/15/37	100	125
	Aetna Inc.	4.500%	5/15/42	75	74
	Aetna Inc.	4.125%	11/15/42	75	71
	Aetna Inc.	3.875%	8/15/47	300	271
	Aflac Inc.	4.000%	2/15/22	50	52
	Aflac Inc.	3.625%	6/15/23	125	131
	Aflac Inc.	3.625%	11/15/24	125	132
	Aflac Inc.	3.250%	3/17/25	125	129
	Aflac Inc.	2.875%	10/15/26	75	75
	Aflac Inc.	4.000%	10/15/46	50	52
	Aflac Inc.	4.750%	1/15/49	115	135
	Alleghany Corp.	5.625%	9/15/20	100	104
	Alleghany Corp.	4.900%	9/15/44	100	109
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	77
	Allstate Corp.	3.150%	6/15/23	100	103
	Allstate Corp.	5.550%	5/9/35	75	93
	Allstate Corp.	4.500%	6/15/43	125	141
	Allstate Corp.	4.200%	12/15/46	200	223
	Allstate Corp.	3.850%	8/10/49	100	105
3	Allstate Corp.	5.750%	8/15/53	75	78
3	Allstate Corp.	6.500%	5/15/67	100	114
	Alterra Finance LLC	6.250%	9/30/20	55	57
	American Financial Group Inc.	3.500%	8/15/26	50	50
	American Financial Group Inc.	4.500%	6/15/47	110	110
	American International Group Inc.	3.375%	8/15/20	125	126
	American International Group Inc.	6.400%	12/15/20	385	407
	American International Group Inc.	3.300%	3/1/21	275	279
	American International Group Inc.	4.875%	6/1/22	250	268
	American International Group Inc.	4.125%	2/15/24	70	74
	American International Group Inc.	3.750%	7/10/25	85	89
	American International Group Inc.	4.200%	4/1/28	200	213
	American International Group Inc.	4.250%	3/15/29	50	54
	American International Group Inc.	3.875%	1/15/35	200	200
	American International Group Inc.	4.700%	7/10/35	75	82
	American International Group Inc.	6.250%	5/1/36	475	586
	American International Group Inc.	4.500%	7/16/44	500	525
	American International Group Inc.	4.750%	4/1/48	100	110
3	American International Group Inc.	5.750%	4/1/48	125	126
	American International Group Inc.	4.375%	1/15/55	125	126
3	American International Group Inc.	8.175%	5/15/68	95	120
	Anthem Inc.	4.350%	8/15/20	100	102
	Anthem Inc.	2.500%	11/21/20	175	175
	Anthem Inc.	3.700%	8/15/21	125	128
	Anthem Inc.	3.125%	5/15/22	150	152
	Anthem Inc.	2.950%	12/1/22	150	152
	Anthem Inc.	3.300%	1/15/23	200	206
	Anthem Inc.	3.500%	8/15/24	75	78
	Anthem Inc.	3.350%	12/1/24	160	165
	Anthem Inc.	3.650%	12/1/27	300	311
	Anthem Inc.	4.101%	3/1/28	400	426
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	91
	Anthem Inc.	6.375%	6/15/37	50	64
	Anthem Inc.	4.625%	5/15/42	175	190
	Anthem Inc.	4.650%	1/15/43	775	845
	Anthem Inc.	5.100%	1/15/44	100	115
	Anthem Inc.	4.375%	12/1/47	300	318
	Anthem Inc.	4.550%	3/1/48	155	169
	Anthem Inc.	4.850%	8/15/54	50	53
	Aon Corp.	5.000%	9/30/20	150	155
	Aon Corp.	8.205%	1/1/27	25	31
	Aon Corp.	4.500%	12/15/28	100	110
	Aon Corp.	3.750%	5/2/29	90	94
	Aon Corp.	6.250%	9/30/40	100	127
	Aon plc	3.500%	6/14/24	150	156
	Aon plc	3.875%	12/15/25	200	213
	Aon plc	4.600%	6/14/44	175	191
	Aon plc	4.750%	5/15/45	100	110
	Arch Capital Finance LLC	4.011%	12/15/26	100	107
	Arch Capital Finance LLC	5.031%	12/15/46	100	119
	Arch Capital Group Ltd.	7.350%	5/1/34	50	70
	Arch Capital Group US Inc.	5.144%	11/1/43	50	59
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	185
	Assurant Inc.	4.000%	3/15/23	50	52
	Assurant Inc.	4.200%	9/27/23	100	104
	Assurant Inc.	4.900%	3/27/28	100	107
	Assurant Inc.	6.750%	2/15/34	50	60
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	82
	Athene Holding Ltd.	4.125%	1/12/28	200	202
	AXA Equitable Holdings Inc.	3.900%	4/20/23	100	104

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AXA Equitable Holdings Inc.	7.000%	4/1/28	75	89
	AXA Equitable Holdings Inc.	4.350%	4/20/28	680	713
	AXA Equitable Holdings Inc.	5.000%	4/20/48	350	359
	AXA SA	8.600%	12/15/30	225	319
	AXIS Specialty Finance LLC	3.900%	7/15/29	50	51
	AXIS Specialty Finance plc	4.000%	12/6/27	550	565
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	278
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	195	201
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	154
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	184
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	221
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	336
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	777
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	710	795
	Berkshire Hathaway Inc.	2.200%	3/15/21	200	201
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	77
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	305
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	750
	Berkshire Hathaway Inc.	4.500%	2/11/43	175	202
	Brighthouse Financial Inc.	3.700%	6/22/27	250	237
	Brighthouse Financial Inc.	4.700%	6/22/47	130	108
	Brown & Brown Inc.	4.200%	9/15/24	75	79
	Brown & Brown Inc.	4.500%	3/15/29	75	79
	Chubb Corp.	6.000%	5/11/37	125	168
	Chubb Corp.	6.500%	5/15/38	50	71
	Chubb INA Holdings Inc.	2.875%	11/3/22	475	484
	Chubb INA Holdings Inc.	2.700%	3/13/23	125	127
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	105
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	260
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	283
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	112
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	406
	Cigna Holding Co.	4.375%	12/15/20	45	46
	Cigna Holding Co.	4.500%	3/15/21	25	26
	Cigna Holding Co.	4.000%	2/15/22	125	129
	Cigna Holding Co.	3.250%	4/15/25	250	254
	Cigna Holding Co.	7.875%	5/15/27	41	54
	Cigna Holding Co.	3.050%	10/15/27	225	222
	Cigna Holding Co.	5.375%	2/15/42	75	85
	Cigna Holding Co.	3.875%	10/15/47	120	112
	Cincinnati Financial Corp.	6.920%	5/15/28	100	129
	Cincinnati Financial Corp.	6.125%	11/1/34	75	95
	CNA Financial Corp.	5.750%	8/15/21	75	80
	CNA Financial Corp.	3.950%	5/15/24	150	158
	CNA Financial Corp.	4.500%	3/1/26	125	135
	CNA Financial Corp.	3.450%	8/15/27	100	101
	CNA Financial Corp.	3.900%	5/1/29	25	26
	Coventry Health Care Inc.	5.450%	6/15/21	100	105
	Enstar Group Ltd.	4.500%	3/10/22	50	51
	Enstar Group Ltd.	4.950%	6/1/29	95	96
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	106
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	53
	First American Financial Corp.	4.600%	11/15/24	100	106
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	106
	Hartford Financial Services Group Inc.	5.125%	4/15/22	125	134
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	62
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	126
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	185
	Humana Inc.	2.900%	12/15/22	150	152
	Humana Inc.	3.850%	10/1/24	150	157
	Humana Inc.	3.950%	3/15/27	150	156
	Humana Inc.	4.625%	12/1/42	110	116
	Humana Inc.	4.950%	10/1/44	200	221
	Kemper Corp.	4.350%	2/15/25	40	42
	Lincoln National Corp.	4.850%	6/24/21	50	52
	Lincoln National Corp.	4.200%	3/15/22	50	52
	Lincoln National Corp.	4.000%	9/1/23	50	53
	Lincoln National Corp.	3.625%	12/12/26	75	78
	Lincoln National Corp.	3.800%	3/1/28	100	105
	Lincoln National Corp.	6.150%	4/7/36	10	12
	Lincoln National Corp.	6.300%	10/9/37	75	95
	Lincoln National Corp.	7.000%	6/15/40	160	220
	Loews Corp.	2.625%	5/15/23	75	76
	Loews Corp.	6.000%	2/1/35	50	63
	Loews Corp.	4.125%	5/15/43	350	361
	Manulife Financial Corp.	4.900%	9/17/20	275	283
	Manulife Financial Corp.	4.150%	3/4/26	175	188
3	Manulife Financial Corp.	4.061%	2/24/32	190	194
	Manulife Financial Corp.	5.375%	3/4/46	100	123
	Markel Corp.	4.900%	7/1/22	125	133
	Markel Corp.	3.500%	11/1/27	50	49
	Markel Corp.	4.300%	11/1/47	50	49
	Markel Corp.	5.000%	5/20/49	50	54
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	307
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	77
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	104
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	104
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	106
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	358
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	108
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	300	317
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	238
	Mercury General Corp.	4.400%	3/15/27	75	77
	MetLife Inc.	3.048%	12/15/22	225	228
	MetLife Inc.	3.600%	4/10/24	175	186
	MetLife Inc.	3.000%	3/1/25	250	256
	MetLife Inc.	3.600%	11/13/25	400	423
	MetLife Inc.	6.500%	12/15/32	175	237
	MetLife Inc.	6.375%	6/15/34	100	137
	MetLife Inc.	5.700%	6/15/35	200	255
	MetLife Inc.	5.875%	2/6/41	325	426
	MetLife Inc.	4.125%	8/13/42	175	189
	MetLife Inc.	4.875%	11/13/43	175	206
	MetLife Inc.	4.721%	12/15/44	63	72
	MetLife Inc.	4.600%	5/13/46	70	81
3	MetLife Inc.	6.400%	12/15/66	210	239
	Old Republic International Corp.	4.875%	10/1/24	75	81
	Old Republic International Corp.	3.875%	8/26/26	100	103
	PartnerRe Finance B LLC	5.500%	6/1/20	100	103
	PartnerRe Finance B LLC	3.700%	7/2/29	95	96
	Primerica Inc.	4.750%	7/15/22	125	132
	Principal Financial Group Inc.	3.300%	9/15/22	50	51
	Principal Financial Group Inc.	3.125%	5/15/23	100	102
	Principal Financial Group Inc.	3.400%	5/15/25	75	78
	Principal Financial Group Inc.	3.100%	11/15/26	100	100
	Principal Financial Group Inc.	4.625%	9/15/42	50	55
	Principal Financial Group Inc.	4.350%	5/15/43	50	53
	Principal Financial Group Inc.	4.300%	11/15/46	75	79
	Progressive Corp.	3.750%	8/23/21	75	77
	Progressive Corp.	2.450%	1/15/27	150	147
	Progressive Corp.	6.625%	3/1/29	125	161
	Progressive Corp.	4.350%	4/25/44	50	56
	Progressive Corp.	4.125%	4/15/47	250	275
	Progressive Corp.	4.200%	3/15/48	155	173
	Prudential Financial Inc.	4.500%	11/15/20	250	258
	Prudential Financial Inc.	4.500%	11/16/21	75	79
	Prudential Financial Inc.	3.500%	5/15/24	125	132
	Prudential Financial Inc.	5.750%	7/15/33	100	123
	Prudential Financial Inc.	5.700%	12/14/36	125	156
	Prudential Financial Inc.	6.625%	12/1/37	65	89
	Prudential Financial Inc.	6.625%	6/21/40	65	91
3	Prudential Financial Inc.	5.875%	9/15/42	175	186
3	Prudential Financial Inc.	5.625%	6/15/43	375	396
	Prudential Financial Inc.	5.100%	8/15/43	50	57
3	Prudential Financial Inc.	5.200%	3/15/44	85	88
	Prudential Financial Inc.	4.600%	5/15/44	525	597
3	Prudential Financial Inc.	5.375%	5/15/45	250	260
	Prudential Financial Inc.	3.905%	12/7/47	182	189
3	Prudential Financial Inc.	5.700%	9/15/48	250	269
	Prudential Financial Inc.	3.935%	12/7/49	263	274
	Prudential Financial Inc.	4.350%	2/25/50	200	222
	Reinsurance Group of America Inc.	5.000%	6/1/21	75	78

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	52
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	76
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	77
Selective Insurance Group Inc.	5.375%	3/1/49	50	55
Sompo International Holdings Ltd.	4.700%	10/15/22	100	105
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	92
Torchmark Corp.	3.800%	9/15/22	50	51
Torchmark Corp.	4.550%	9/15/28	80	87
Travelers Cos. Inc.	3.900%	11/1/20	125	128
Travelers Cos. Inc.	6.250%	6/15/37	150	205
Travelers Cos. Inc.	4.300%	8/25/45	150	170
Travelers Cos. Inc.	4.000%	5/30/47	125	136
Travelers Cos. Inc.	4.100%	3/4/49	200	222
Trinity Acquisition plc	4.400%	3/15/26	100	106
UnitedHealth Group Inc.	2.700%	7/15/20	250	251
UnitedHealth Group Inc.	1.950%	10/15/20	100	100
UnitedHealth Group Inc.	4.700%	2/15/21	75	77
UnitedHealth Group Inc.	2.125%	3/15/21	225	225
UnitedHealth Group Inc.	3.375%	11/15/21	100	102
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.375%	10/15/22	150	150
UnitedHealth Group Inc.	2.750%	2/15/23	175	177
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.500%	6/15/23	100	104
UnitedHealth Group Inc.	3.500%	2/15/24	100	105
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,014
UnitedHealth Group Inc.	3.700%	12/15/25	75	80
UnitedHealth Group Inc.	3.100%	3/15/26	225	230
UnitedHealth Group Inc.	3.450%	1/15/27	75	79
UnitedHealth Group Inc.	3.375%	4/15/27	350	364
UnitedHealth Group Inc.	2.950%	10/15/27	150	153
UnitedHealth Group Inc.	3.850%	6/15/28	400	432
UnitedHealth Group Inc.	3.875%	12/15/28	150	163
UnitedHealth Group Inc.	4.625%	7/15/35	175	200
UnitedHealth Group Inc.	6.500%	6/15/37	50	69
UnitedHealth Group Inc.	6.625%	11/15/37	125	175
UnitedHealth Group Inc.	6.875%	2/15/38	245	353
UnitedHealth Group Inc.	5.950%	2/15/41	60	79
UnitedHealth Group Inc.	4.625%	11/15/41	110	125
UnitedHealth Group Inc.	4.375%	3/15/42	50	55
UnitedHealth Group Inc.	3.950%	10/15/42	175	184
UnitedHealth Group Inc.	4.250%	3/15/43	125	137
UnitedHealth Group Inc.	4.750%	7/15/45	305	361
UnitedHealth Group Inc.	4.200%	1/15/47	135	147
UnitedHealth Group Inc.	4.250%	4/15/47	100	110
UnitedHealth Group Inc.	3.750%	10/15/47	350	356
UnitedHealth Group Inc.	4.250%	6/15/48	300	332
UnitedHealth Group Inc.	4.450%	12/15/48	150	172
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	100	101
Unum Group	4.000%	3/15/24	125	130
Unum Group	4.000%	6/15/29	80	82
Unum Group	5.750%	8/15/42	25	29
Voya Financial Inc.	3.125%	7/15/24	100	101
Voya Financial Inc.	3.650%	6/15/26	250	256
Voya Financial Inc.	5.700%	7/15/43	75	92
Voya Financial Inc.	4.800%	6/15/46	40	44
Willis North America Inc.	3.600%	5/15/24	125	129
Willis North America Inc.	4.500%	9/15/28	100	107
Willis North America Inc.	5.050%	9/15/48	50	55
WR Berkley Corp.	5.375%	9/15/20	175	180
XLIT Ltd.	4.450%	3/31/25	50	54
XLIT Ltd.	5.500%	3/31/45	100	118

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	77
ORIX Corp.	3.700%	7/18/27	200	209

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	132
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	185
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	128
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	52
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	52
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	52
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	111
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	140
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	57
American Campus Communities Operating Partnership LP	3.350%	10/1/20	25	25
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	78
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	105
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	50
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	76
American Homes 4 Rent LP	4.900%	2/15/29	100	109
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	427
AvalonBay Communities Inc.	3.450%	6/1/25	100	105
AvalonBay Communities Inc.	2.950%	5/11/26	150	152
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	75	78
AvalonBay Communities Inc.	3.200%	1/15/28	75	78
AvalonBay Communities Inc.	3.300%	6/1/29	70	73
AvalonBay Communities Inc.	4.350%	4/15/48	60	68
Boston Properties LP	5.625%	11/15/20	325	337
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	235
Boston Properties LP	3.125%	9/1/23	275	281
Boston Properties LP	3.200%	1/15/25	100	102
Boston Properties LP	3.650%	2/1/26	100	104
Boston Properties LP	2.750%	10/1/26	50	49
Brandywine Operating Partnership LP	3.950%	2/15/23	700	727
Brandywine Operating Partnership LP	3.950%	11/15/27	100	103
Brixmor Operating Partnership LP	3.875%	8/15/22	150	155
Brixmor Operating Partnership LP	3.650%	6/15/24	50	51
Brixmor Operating Partnership LP	3.850%	2/1/25	125	129
Brixmor Operating Partnership LP	4.125%	6/15/26	200	208
Brixmor Operating Partnership LP	3.900%	3/15/27	75	77
Brixmor Operating Partnership LP	4.125%	5/15/29	88	91
Camden Property Trust	4.100%	10/15/28	60	65
Camden Property Trust	3.150%	7/1/29	50	51
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	103
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	25
Corporate Office Properties LP	3.700%	6/15/21	50	50
Corporate Office Properties LP	3.600%	5/15/23	150	152
CubeSmart LP	4.375%	12/15/23	100	106
CubeSmart LP	4.000%	11/15/25	50	53
CubeSmart LP	3.125%	9/1/26	100	99
CubeSmart LP	4.375%	2/15/29	50	53
Digital Realty Trust LP	3.950%	7/1/22	75	78
Digital Realty Trust LP	3.625%	10/1/22	975	998
Digital Realty Trust LP	3.700%	8/15/27	200	206
Digital Realty Trust LP	4.450%	7/15/28	200	216
Digital Realty Trust LP	3.600%	7/1/29	175	177
Duke Realty LP	3.250%	6/30/26	175	178
Duke Realty LP	3.375%	12/15/27	60	61
Duke Realty LP	4.000%	9/15/28	50	53
EPR Properties	5.750%	8/15/22	65	70
EPR Properties	5.250%	7/15/23	125	134
EPR Properties	4.500%	4/1/25	50	52
EPR Properties	4.750%	12/15/26	100	106
EPR Properties	4.950%	4/15/28	150	160
ERP Operating LP	4.625%	12/15/21	129	135

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ERP Operating LP	3.000%	4/15/23	125	128
ERP Operating LP	3.375%	6/1/25	125	131
ERP Operating LP	2.850%	11/1/26	50	50
ERP Operating LP	3.500%	3/1/28	100	105
ERP Operating LP	4.150%	12/1/28	70	77
ERP Operating LP	3.000%	7/1/29	75	76
ERP Operating LP	4.500%	7/1/44	150	171
ERP Operating LP	4.500%	6/1/45	25	29
ERP Operating LP	4.000%	8/1/47	100	108
Essex Portfolio LP	5.200%	3/15/21	50	52
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	53
Essex Portfolio LP	3.500%	4/1/25	100	103
Essex Portfolio LP	3.375%	4/15/26	100	102
Essex Portfolio LP	3.625%	5/1/27	100	103
Essex Portfolio LP	4.000%	3/1/29	100	106
Essex Portfolio LP	4.500%	3/15/48	120	129
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	51
Federal Realty Investment Trust	4.500%	12/1/44	150	166
HCP Inc.	3.150%	8/1/22	75	76
HCP Inc.	4.000%	12/1/22	210	219
HCP Inc.	4.250%	11/15/23	250	265
HCP Inc.	4.200%	3/1/24	125	132
HCP Inc.	3.400%	2/1/25	75	77
HCP Inc.	3.250%	7/15/26	25	25
HCP Inc.	3.500%	7/15/29	125	125
HCP Inc.	6.750%	2/1/41	100	133
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	101
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	101
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	101
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	101
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	103
Highwoods Realty LP	3.200%	6/15/21	100	101
Highwoods Realty LP	4.125%	3/15/28	75	78
Highwoods Realty LP	4.200%	4/15/29	50	52
Hospitality Properties Trust	4.650%	3/15/24	140	144
Hospitality Properties Trust	5.250%	2/15/26	100	102
Hospitality Properties Trust	4.950%	2/15/27	100	100
Hospitality Properties Trust	3.950%	1/15/28	75	70
Hospitality Properties Trust	4.375%	2/15/30	300	284
Host Hotels & Resorts LP	6.000%	10/1/21	100	106
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	261	267
Host Hotels & Resorts LP	3.875%	4/1/24	75	77
Host Hotels & Resorts LP	4.000%	6/15/25	50	52
Hudson Pacific Properties Inc.	4.650%	4/1/29	25	27
Hudson Pacific Properties LP	3.950%	11/1/27	100	102
Kilroy Realty LP	3.800%	1/15/23	250	258
Kilroy Realty LP	3.450%	12/15/24	50	51
Kilroy Realty LP	4.750%	12/15/28	50	55
Kimco Realty Corp.	3.400%	11/1/22	150	154
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	2.800%	10/1/26	125	122
Kimco Realty Corp.	3.800%	4/1/27	75	78
Kimco Realty Corp.	4.125%	12/1/46	50	49
Kimco Realty Corp.	4.450%	9/1/47	50	52
Kite Realty Group LP	4.000%	10/1/26	200	194
Liberty Property LP	3.375%	6/15/23	50	51
Liberty Property LP	4.400%	2/15/24	100	107
Liberty Property LP	3.750%	4/1/25	75	78
Liberty Property LP	4.375%	2/1/29	200	217
Life Storage LP	3.875%	12/15/27	150	153
Life Storage LP	4.000%	6/15/29	25	26
LifeStorage LP	3.500%	7/1/26	125	124
Mid-America Apartments LP	4.300%	10/15/23	150	159
Mid-America Apartments LP	3.750%	6/15/24	50	52
Mid-America Apartments LP	3.600%	6/1/27	250	258
National Retail Properties Inc.	3.800%	10/15/22	200	207
National Retail Properties Inc.	3.500%	10/15/27	350	357
National Retail Properties Inc.	4.300%	10/15/28	25	27
National Retail Properties Inc.	4.800%	10/15/48	50	57
Office Properties Income Trust	4.000%	7/15/22	100	101
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	312
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	106
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	104
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	108
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	313
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	74
Physicians Realty LP	4.300%	3/15/27	100	103
Physicians Realty LP	3.950%	1/15/28	100	100
Piedmont Operating Partnership LP	3.400%	6/1/23	75	75
Prologis LP	3.875%	9/15/28	100	108
Prologis LP	4.375%	9/15/48	75	86
Public Storage	2.370%	9/15/22	55	55
Public Storage	3.094%	9/15/27	100	102
Public Storage	3.385%	5/1/29	35	37
Realty Income Corp.	3.250%	10/15/22	175	179
Realty Income Corp.	3.875%	7/15/24	50	53
Realty Income Corp.	3.875%	4/15/25	100	106
Realty Income Corp.	4.125%	10/15/26	125	135
Realty Income Corp.	3.000%	1/15/27	100	101
Realty Income Corp.	3.650%	1/15/28	190	199
Realty Income Corp.	3.250%	6/15/29	100	101
Realty Income Corp.	4.650%	3/15/47	175	203
Regency Centers LP	3.600%	2/1/27	25	26
Regency Centers LP	4.125%	3/15/28	75	80
Regency Centers LP	4.400%	2/1/47	200	215
Regency Centers LP	4.650%	3/15/49	75	83
Sabra Health Care LP	5.125%	8/15/26	25	26
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	57
Select Income REIT	4.150%	2/1/22	100	102
Select Income REIT	4.250%	5/15/24	100	100
Select Income REIT	4.500%	2/1/25	50	50
Simon Property Group LP	4.375%	3/1/21	125	129
Simon Property Group LP	2.500%	7/15/21	120	121
Simon Property Group LP	4.125%	12/1/21	250	259
Simon Property Group LP	2.350%	1/30/22	150	150
Simon Property Group LP	3.375%	3/15/22	100	103
Simon Property Group LP	2.625%	6/15/22	100	101
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	2.750%	6/1/23	100	101
Simon Property Group LP	3.750%	2/1/24	150	158
Simon Property Group LP	3.500%	9/1/25	100	105
Simon Property Group LP	3.300%	1/15/26	195	201
Simon Property Group LP	3.250%	11/30/26	75	77
Simon Property Group LP	3.375%	6/15/27	160	166
Simon Property Group LP	3.375%	12/1/27	100	104
Simon Property Group LP	4.750%	3/15/42	100	116
Simon Property Group LP	4.250%	11/30/46	200	219
SITE Centers Corp.	4.625%	7/15/22	63	66
SITE Centers Corp.	3.900%	8/15/24	100	101
SITE Centers Corp.	3.625%	2/1/25	200	202
SITE Centers Corp.	4.250%	2/1/26	70	73
SITE Centers Corp.	4.700%	6/1/27	75	80
SL Green Operating Partnership LP	3.250%	10/15/22	100	101
Spirit Realty LP	4.000%	7/15/29	60	61
STORE Capital Corp.	4.500%	3/15/28	75	79
STORE Capital Corp.	4.625%	3/15/29	100	107
Tanger Properties LP	3.125%	9/1/26	175	166
Tanger Properties LP	3.875%	7/15/27	50	50
UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	52
UDR Inc.	2.950%	9/1/26	150	149
UDR Inc.	3.500%	7/1/27	150	154

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UDR Inc.	3.500%	1/15/28	250	255
	Ventas Realty LP	3.125%	6/15/23	175	178
	Ventas Realty LP	3.500%	4/15/24	75	78
	Ventas Realty LP	3.750%	5/1/24	200	208
	Ventas Realty LP	2.650%	1/15/25	75	75
	Ventas Realty LP	4.125%	1/15/26	75	79
	Ventas Realty LP	3.250%	10/15/26	75	75
	Ventas Realty LP	3.850%	4/1/27	50	52
	Ventas Realty LP	4.000%	3/1/28	125	131
	Ventas Realty LP	5.700%	9/30/43	75	91
	Ventas Realty LP	4.875%	4/15/49	50	55
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	204
	VEREIT Operating Partnership LP	4.125%	6/1/21	75	77
	VEREIT Operating Partnership LP	4.600%	2/6/24	75	79
	VEREIT Operating Partnership LP	4.625%	11/1/25	75	80
	VEREIT Operating Partnership LP	3.950%	8/15/27	450	464
	Vornado Realty LP	3.500%	1/15/25	100	103
	Washington REIT	4.950%	10/1/20	25	25
	Washington REIT	3.950%	10/15/22	75	78
	Weingarten Realty Investors	3.375%	10/15/22	50	51
	Weingarten Realty Investors	3.500%	4/15/23	100	102
	Welltower Inc.	4.950%	1/15/21	75	77
	Welltower Inc.	5.250%	1/15/22	300	319
	Welltower Inc.	3.750%	3/15/23	75	78
	Welltower Inc.	3.950%	9/1/23	100	105
	Welltower Inc.	4.000%	6/1/25	200	211
	Welltower Inc.	4.250%	4/1/26	150	160
	Welltower Inc.	4.250%	4/15/28	125	133
	Welltower Inc.	4.125%	3/15/29	250	265
	Welltower Inc.	6.500%	3/15/41	25	32
	Welltower Inc.	4.950%	9/1/48	75	83
	WP Carey Inc.	4.600%	4/1/24	125	132
	WP Carey Inc.	4.000%	2/1/25	50	52
	WP Carey Inc.	4.250%	10/1/26	75	78
	WP Carey Inc.	3.850%	7/15/29	50	51
					332,376

Industrial (16.4%)
	Basic Industry (0.9%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
	Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
	Air Products & Chemicals Inc.	3.350%	7/31/24	675	705
	Airgas Inc.	3.650%	7/15/24	300	315
	Albemarle Corp.	4.150%	12/1/24	75	79
	Albemarle Corp.	5.450%	12/1/44	75	80
	ArcelorMittal	6.125%	6/1/25	200	226
	ArcelorMittal	4.550%	3/11/26	500	526
	Barrick Gold Corp.	6.450%	10/15/35	75	92
	Barrick North America Finance LLC	5.700%	5/30/41	450	538
	Barrick North America Finance LLC	5.750%	5/1/43	150	187
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	61
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	179
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	53
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	165
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	714
	Cabot Corp.	4.000%	7/1/29	55	56
	Celanese US Holdings LLC	3.500%	5/8/24	100	103
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	305
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	213
	Domtar Corp.	6.750%	2/15/44	100	108
	Dow Chemical Co.	4.125%	11/15/21	566	585
	Dow Chemical Co.	3.000%	11/15/22	225	228
6	Dow Chemical Co.	3.150%	5/15/24	100	102
	Dow Chemical Co.	3.500%	10/1/24	50	52
6	Dow Chemical Co.	4.550%	11/30/25	150	163
6	Dow Chemical Co.	3.625%	5/15/26	100	103
6	Dow Chemical Co.	4.800%	11/30/28	225	252
	Dow Chemical Co.	7.375%	11/1/29	25	33
	Dow Chemical Co.	4.250%	10/1/34	50	52
	Dow Chemical Co.	9.400%	5/15/39	350	556
	Dow Chemical Co.	5.250%	11/15/41	100	111
6	Dow Chemical Co.	5.550%	11/30/48	300	355
6	Dow Chemical Co.	4.800%	5/15/49	100	108
	DuPont de Nemours Inc.	3.766%	11/15/20	250	255
	DuPont de Nemours Inc.	4.205%	11/15/23	475	508
	DuPont de Nemours Inc.	4.493%	11/15/25	350	387
	DuPont de Nemours Inc.	4.725%	11/15/28	425	479
	DuPont de Nemours Inc.	5.319%	11/15/38	300	351
	DuPont de Nemours Inc.	5.419%	11/15/48	475	576
	Eastman Chemical Co.	4.500%	1/15/21	6	6
	Eastman Chemical Co.	3.600%	8/15/22	49	50
	Eastman Chemical Co.	4.800%	9/1/42	225	236
	Eastman Chemical Co.	4.650%	10/15/44	150	154
	Ecolab Inc.	4.350%	12/8/21	163	171
	Ecolab Inc.	2.375%	8/10/22	470	470
	Ecolab Inc.	2.700%	11/1/26	200	201
	Ecolab Inc.	3.250%	12/1/27	100	104
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	318
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	151
	FMC Corp.	3.950%	2/1/22	50	51
	FMC Corp.	4.100%	2/1/24	250	259
	Georgia-Pacific LLC	8.000%	1/15/24	250	308
	Georgia-Pacific LLC	7.375%	12/1/25	100	127
	Georgia-Pacific LLC	8.875%	5/15/31	250	387
	Huntsman International LLC	4.500%	5/1/29	75	77
	International Flavors & Fragrances Inc.	3.400%	9/25/20	50	50
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	55
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	91
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	110
	International Paper Co.	7.500%	8/15/21	306	338
	International Paper Co.	3.650%	6/15/24	100	104
	International Paper Co.	3.800%	1/15/26	75	78
	International Paper Co.	3.000%	2/15/27	200	198
	International Paper Co.	5.000%	9/15/35	100	110
	International Paper Co.	7.300%	11/15/39	100	130
	International Paper Co.	4.800%	6/15/44	200	205
	International Paper Co.	5.150%	5/15/46	200	214
	International Paper Co.	4.400%	8/15/47	200	194
	International Paper Co.	4.350%	8/15/48	200	195
	Kinross Gold Corp.	5.125%	9/1/21	50	52
	Kinross Gold Corp.	5.950%	3/15/24	75	82
	Kinross Gold Corp.	4.500%	7/15/27	25	25
	LYB International Finance BV	5.250%	7/15/43	200	221
	LYB International Finance II BV	3.500%	3/2/27	100	102
	LyondellBasell Industries NV	6.000%	11/15/21	175	187
	LyondellBasell Industries NV	5.750%	4/15/24	175	197
	LyondellBasell Industries NV	4.625%	2/26/55	425	424
	Meadwestvaco Corp.	7.950%	2/15/31	350	471
	Mosaic Co.	3.750%	11/15/21	115	118
	Mosaic Co.	3.250%	11/15/22	225	229
	Mosaic Co.	4.250%	11/15/23	175	185
	Mosaic Co.	4.050%	11/15/27	200	206
	Mosaic Co.	5.450%	11/15/33	100	113
	Mosaic Co.	4.875%	11/15/41	50	49
	Mosaic Co.	5.625%	11/15/43	50	55
6	Newmont Goldcorp Corp.	3.700%	3/15/23	275	285
	Newmont Goldcorp Corp.	5.875%	4/1/35	100	120
	Newmont Goldcorp Corp.	4.875%	3/15/42	250	278
6	Newmont Goldcorp Corp.	5.450%	6/9/44	100	120
	Nucor Corp.	4.125%	9/15/22	100	105
	Nucor Corp.	3.950%	5/1/28	100	108
	Nucor Corp.	6.400%	12/1/37	100	132
	Nucor Corp.	5.200%	8/1/43	200	235
	Nucor Corp.	4.400%	5/1/48	150	162
	Nutrien Ltd.	3.500%	6/1/23	299	306
	Nutrien Ltd.	3.375%	3/15/25	250	256
	Nutrien Ltd.	3.000%	4/1/25	250	251
	Nutrien Ltd.	4.000%	12/15/26	50	52
	Nutrien Ltd.	4.200%	4/1/29	75	81
	Nutrien Ltd.	4.125%	3/15/35	250	247
	Nutrien Ltd.	5.625%	12/1/40	275	315

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Nutrien Ltd.	6.125%	1/15/41	25	30
	Nutrien Ltd.	4.900%	6/1/43	50	54
	Nutrien Ltd.	5.250%	1/15/45	200	225
	Nutrien Ltd.	5.000%	4/1/49	100	113
	Packaging Corp. of America	3.900%	6/15/22	100	104
	Packaging Corp. of America	4.500%	11/1/23	350	374
	Packaging Corp. of America	3.400%	12/15/27	100	101
	Praxair Inc.	3.000%	9/1/21	75	76
	Praxair Inc.	2.450%	2/15/22	450	454
	Praxair Inc.	2.200%	8/15/22	200	200
	Praxair Inc.	3.550%	11/7/42	50	51
	Rayonier Inc.	3.750%	4/1/22	50	51
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	105
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	299
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	236
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	155
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	177
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	278
	Rohm & Haas Co.	7.850%	7/15/29	250	333
	RPM International Inc.	3.450%	11/15/22	100	102
	RPM International Inc.	3.750%	3/15/27	50	50
	RPM International Inc.	4.550%	3/1/29	75	79
	RPM International Inc.	4.250%	1/15/48	250	227
	Sasol Financing International Ltd.	4.500%	11/14/22	200	206
	SASOL Financing USA LLC	5.875%	3/27/24	200	216
	SASOL Financing USA LLC	6.500%	9/27/28	200	224
	Sherwin-Williams Co.	2.750%	6/1/22	150	151
	Sherwin-Williams Co.	3.125%	6/1/24	325	332
	Sherwin-Williams Co.	3.450%	8/1/25	225	232
	Sherwin-Williams Co.	3.950%	1/15/26	200	210
	Sherwin-Williams Co.	3.450%	6/1/27	100	102
	Sherwin-Williams Co.	4.000%	12/15/42	100	97
	Sherwin-Williams Co.	4.550%	8/1/45	90	94
	Sherwin-Williams Co.	4.500%	6/1/47	100	106
	Southern Copper Corp.	3.500%	11/8/22	400	407
	Southern Copper Corp.	3.875%	4/23/25	50	52
	Southern Copper Corp.	7.500%	7/27/35	100	131
	Southern Copper Corp.	6.750%	4/16/40	125	157
	Southern Copper Corp.	5.875%	4/23/45	500	589
6	Suzano Austria GmbH	6.000%	1/15/29	400	435
6	Suzano Austria GmbH	5.000%	1/15/30	200	202
	Teck Resources Ltd.	6.125%	10/1/35	100	114
	Teck Resources Ltd.	6.000%	8/15/40	50	54
	Teck Resources Ltd.	6.250%	7/15/41	325	361
	Vale Overseas Ltd.	4.375%	1/11/22	272	280
	Vale Overseas Ltd.	6.250%	8/10/26	300	341
	Vale Overseas Ltd.	8.250%	1/17/34	50	65
	Vale Overseas Ltd.	6.875%	11/21/36	410	491
	Vale Overseas Ltd.	6.875%	11/10/39	450	541
	Vale SA	5.625%	9/11/42	75	81
	Westlake Chemical Corp.	3.600%	8/15/26	300	305
	Westlake Chemical Corp.	5.000%	8/15/46	200	206
	WestRock RKT Co.	4.900%	3/1/22	100	106
	Weyerhaeuser Co.	4.700%	3/15/21	75	77
	Weyerhaeuser Co.	8.500%	1/15/25	50	64
	Weyerhaeuser Co.	4.000%	11/15/29	150	159
	Weyerhaeuser Co.	7.375%	3/15/32	100	140
	Weyerhaeuser Co.	6.875%	12/15/33	50	65
	WRKCo Inc.	3.000%	9/15/24	250	252
	WRKCo Inc.	4.650%	3/15/26	100	109
	WRKCo Inc.	3.375%	9/15/27	250	250
	WRKCo Inc.	4.900%	3/15/29	150	163
	Yamana Gold Inc.	4.950%	7/15/24	110	116
	Yamana Gold Inc.	4.625%	12/15/27	75	77

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	100	100
	3M Co.	1.625%	9/19/21	150	148
	3M Co.	2.750%	3/1/22	100	102
	3M Co.	2.250%	3/15/23	175	175
	3M Co.	3.250%	2/14/24	100	104
	3M Co.	3.000%	8/7/25	100	103
	3M Co.	2.250%	9/19/26	150	146
	3M Co.	2.875%	10/15/27	125	127
	3M Co.	3.375%	3/1/29	150	158
	3M Co.	3.125%	9/19/46	75	69
	3M Co.	3.625%	10/15/47	100	100
	3M Co.	4.000%	9/14/48	250	270
	ABB Finance USA Inc.	3.375%	4/3/23	100	103
	ABB Finance USA Inc.	4.375%	5/8/42	150	171
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	172
6	Bemis Co. Inc.	3.100%	9/15/26	50	48
	Boeing Co.	1.650%	10/30/20	100	99
	Boeing Co.	2.125%	3/1/22	50	50
	Boeing Co.	2.700%	5/1/22	75	76
	Boeing Co.	2.800%	3/1/23	600	609
	Boeing Co.	1.875%	6/15/23	100	98
	Boeing Co.	2.800%	3/1/24	75	76
	Boeing Co.	2.500%	3/1/25	145	144
	Boeing Co.	3.100%	5/1/26	100	103
	Boeing Co.	2.250%	6/15/26	50	49
	Boeing Co.	2.800%	3/1/27	50	50
	Boeing Co.	3.250%	3/1/28	100	104
	Boeing Co.	3.450%	11/1/28	60	63
	Boeing Co.	3.200%	3/1/29	200	207
	Boeing Co.	6.125%	2/15/33	75	99
	Boeing Co.	3.600%	5/1/34	150	156
	Boeing Co.	6.625%	2/15/38	50	70
	Boeing Co.	3.550%	3/1/38	50	50
	Boeing Co.	3.500%	3/1/39	75	75
	Boeing Co.	6.875%	3/15/39	125	180
	Boeing Co.	5.875%	2/15/40	75	98
	Boeing Co.	3.375%	6/15/46	75	69
	Boeing Co.	3.650%	3/1/47	75	76
	Boeing Co.	3.625%	3/1/48	75	75
	Boeing Co.	3.850%	11/1/48	60	62
	Boeing Co.	3.900%	5/1/49	75	79
	Boeing Co.	3.825%	3/1/59	75	76
	Carlisle Cos. Inc.	3.750%	11/15/22	75	77
	Carlisle Cos. Inc.	3.500%	12/1/24	50	51
	Carlisle Cos. Inc.	3.750%	12/1/27	125	128
	Caterpillar Financial Services Corp.	1.850%	9/4/20	175	174
	Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
	Caterpillar Financial Services Corp.	2.900%	3/15/21	100	101
	Caterpillar Financial Services Corp.	2.650%	5/17/21	100	101
	Caterpillar Financial Services Corp.	1.700%	8/9/21	100	99
	Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
	Caterpillar Financial Services Corp.	3.150%	9/7/21	200	204
	Caterpillar Financial Services Corp.	1.931%	10/1/21	75	74
	Caterpillar Financial Services Corp.	2.950%	2/26/22	200	204
	Caterpillar Financial Services Corp.	2.400%	6/6/22	150	151
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	202
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	208
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	74
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	128
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	261
	Caterpillar Financial Services Corp.	3.250%	12/1/24	200	208
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	98
	Caterpillar Inc.	3.900%	5/27/21	125	129
	Caterpillar Inc.	2.600%	6/26/22	50	51
	Caterpillar Inc.	3.400%	5/15/24	250	262
	Caterpillar Inc.	6.050%	8/15/36	100	132
	Caterpillar Inc.	5.200%	5/27/41	150	189
	Caterpillar Inc.	3.803%	8/15/42	243	259
	Caterpillar Inc.	4.750%	5/15/64	100	118
	CNH Industrial Capital LLC	4.375%	11/6/20	150	153
	CNH Industrial Capital LLC	4.200%	1/15/24	1,050	1,097
	CNH Industrial NV	3.850%	11/15/27	150	149
	Crane Co.	4.450%	12/15/23	50	53

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Crane Co.	4.200%	3/15/48	150	147
	CRH America Inc.	5.750%	1/15/21	75	78
	Deere & Co.	2.600%	6/8/22	125	126
	Deere & Co.	5.375%	10/16/29	125	152
	Deere & Co.	7.125%	3/3/31	100	141
	Deere & Co.	3.900%	6/9/42	75	83
	Dover Corp.	3.150%	11/15/25	200	204
	Dover Corp.	6.600%	3/15/38	75	99
	Eaton Corp.	2.750%	11/2/22	300	303
	Eaton Corp.	3.103%	9/15/27	125	127
	Eaton Corp.	4.000%	11/2/32	150	166
	Eaton Corp.	4.150%	11/2/42	150	158
	Eaton Corp.	3.915%	9/15/47	50	51
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	216
	Embraer Netherlands Finance BV	5.400%	2/1/27	100	111
6	Embraer Overseas Ltd.	5.696%	9/16/23	100	109
	Embraer SA	5.150%	6/15/22	275	290
	Emerson Electric Co.	4.250%	11/15/20	25	26
	Emerson Electric Co.	2.625%	12/1/21	150	152
	Emerson Electric Co.	3.150%	6/1/25	200	207
	FLIR Systems Inc.	3.125%	6/15/21	50	50
	Flowserve Corp.	3.500%	9/15/22	250	252
	Flowserve Corp.	4.000%	11/15/23	50	51
	Fortive Corp.	2.350%	6/15/21	100	100
	Fortive Corp.	3.150%	6/15/26	150	150
	Fortive Corp.	4.300%	6/15/46	100	101
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	105
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	105
	General Dynamics Corp.	3.000%	5/11/21	300	305
	General Dynamics Corp.	3.375%	5/15/23	200	209
	General Dynamics Corp.	1.875%	8/15/23	300	295
	General Dynamics Corp.	2.375%	11/15/24	300	301
	General Dynamics Corp.	3.500%	5/15/25	200	213
	General Dynamics Corp.	2.625%	11/15/27	200	200
	General Dynamics Corp.	3.750%	5/15/28	200	217
	General Dynamics Corp.	3.600%	11/15/42	100	105
	General Electric Co.	4.375%	9/16/20	128	131
	General Electric Co.	4.625%	1/7/21	201	207
	General Electric Co.	5.300%	2/11/21	172	178
	General Electric Co.	4.650%	10/17/21	347	361
	General Electric Co.	3.150%	9/7/22	91	92
	General Electric Co.	2.700%	10/9/22	850	848
	General Electric Co.	3.100%	1/9/23	574	580
	General Electric Co.	3.450%	5/15/24	100	102
	General Electric Co.	6.750%	3/15/32	705	867
	General Electric Co.	6.150%	8/7/37	161	187
	General Electric Co.	5.875%	1/14/38	510	577
	General Electric Co.	6.875%	1/10/39	413	517
	General Electric Co.	4.125%	10/9/42	325	299
	General Electric Co.	4.500%	3/11/44	425	410
	Hexcel Corp.	4.700%	8/15/25	100	107
	Honeywell International Inc.	4.250%	3/1/21	200	207
	Honeywell International Inc.	1.850%	11/1/21	100	99
	Honeywell International Inc.	2.500%	11/1/26	50	50
	Honeywell International Inc.	5.700%	3/15/37	200	261
	Honeywell International Inc.	5.375%	3/1/41	150	190
	Hubbell Inc.	3.350%	3/1/26	75	75
	Hubbell Inc.	3.150%	8/15/27	50	49
	Hubbell Inc.	3.500%	2/15/28	175	176
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	152
	Illinois Tool Works Inc.	3.375%	9/15/21	100	102
	Illinois Tool Works Inc.	3.500%	3/1/24	200	210
	Illinois Tool Works Inc.	2.650%	11/15/26	300	302
	Illinois Tool Works Inc.	4.875%	9/15/41	75	91
	Illinois Tool Works Inc.	3.900%	9/1/42	250	275
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	133
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	154
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	390
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	77
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	235
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	81
	John Deere Capital Corp.	2.450%	9/11/20	75	75
	John Deere Capital Corp.	2.550%	1/8/21	150	151
	John Deere Capital Corp.	2.800%	3/4/21	100	101
	John Deere Capital Corp.	2.875%	3/12/21	100	101
	John Deere Capital Corp.	3.900%	7/12/21	100	103
	John Deere Capital Corp.	3.125%	9/10/21	100	102
	John Deere Capital Corp.	3.150%	10/15/21	25	26
	John Deere Capital Corp.	2.650%	1/6/22	300	304
	John Deere Capital Corp.	2.150%	9/8/22	400	399
	John Deere Capital Corp.	2.700%	1/6/23	100	102
	John Deere Capital Corp.	2.800%	1/27/23	50	51
	John Deere Capital Corp.	2.800%	3/6/23	100	102
	John Deere Capital Corp.	3.450%	6/7/23	200	209
	John Deere Capital Corp.	3.650%	10/12/23	50	53
	John Deere Capital Corp.	2.600%	3/7/24	75	76
	John Deere Capital Corp.	2.650%	6/24/24	75	76
	John Deere Capital Corp.	3.450%	3/13/25	300	316
	John Deere Capital Corp.	3.400%	9/11/25	75	79
	John Deere Capital Corp.	2.650%	6/10/26	100	100
	John Deere Capital Corp.	2.800%	9/8/27	150	152
	John Deere Capital Corp.	3.050%	1/6/28	100	103
	John Deere Capital Corp.	3.450%	3/7/29	100	106
	Johnson Controls International plc	3.625%	7/2/24	126	131
	Johnson Controls International plc	3.900%	2/14/26	37	39
	Johnson Controls International plc	6.000%	1/15/36	39	46
	Johnson Controls International plc	4.625%	7/2/44	175	179
	Johnson Controls International plc	5.125%	9/14/45	14	15
	Johnson Controls International plc	4.500%	2/15/47	100	101
	Johnson Controls International plc	4.950%	7/2/64	72	70
	Kennametal Inc.	3.875%	2/15/22	50	51
	Kennametal Inc.	4.625%	6/15/28	120	125
	L3 Technologies Inc.	4.950%	2/15/21	75	77
	L3 Technologies Inc.	3.850%	6/15/23	600	626
	L3 Technologies Inc.	3.950%	5/28/24	103	108
	L3 Technologies Inc.	3.850%	12/15/26	50	52
	L3 Technologies Inc.	4.400%	6/15/28	175	189
	L3Harris Technologies Inc.	3.832%	4/27/25	200	210
	L3Harris Technologies Inc.	4.854%	4/27/35	100	110
	L3Harris Technologies Inc.	6.150%	12/15/40	100	129
	L3Harris Technologies Inc.	5.054%	4/27/45	100	116
	Leggett & Platt Inc.	3.800%	11/15/24	100	102
	Leggett & Platt Inc.	3.500%	11/15/27	300	297
	Leggett & Platt Inc.	4.400%	3/15/29	75	78
	Legrand France SA	8.500%	2/15/25	50	65
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lockheed Martin Corp.	2.500%	11/23/20	140	141
	Lockheed Martin Corp.	3.350%	9/15/21	725	743
	Lockheed Martin Corp.	3.100%	1/15/23	100	103
	Lockheed Martin Corp.	3.550%	1/15/26	380	403
	Lockheed Martin Corp.	3.600%	3/1/35	150	155
	Lockheed Martin Corp.	4.500%	5/15/36	100	115
	Lockheed Martin Corp.	6.150%	9/1/36	375	503
	Lockheed Martin Corp.	4.070%	12/15/42	245	269
	Lockheed Martin Corp.	4.700%	5/15/46	375	452
	Lockheed Martin Corp.	4.090%	9/15/52	156	172
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	106
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	50
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	100
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	163
	Masco Corp.	3.500%	4/1/21	70	71
	Masco Corp.	4.450%	4/1/25	50	53
	Masco Corp.	4.375%	4/1/26	100	105
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	7.750%	8/1/29	24	30
	Masco Corp.	4.500%	5/15/47	100	94
	Mohawk Industries Inc.	3.850%	2/1/23	100	104
	Northrop Grumman Corp.	2.080%	10/15/20	200	200
	Northrop Grumman Corp.	3.500%	3/15/21	200	204
	Northrop Grumman Corp.	2.550%	10/15/22	200	201
	Northrop Grumman Corp.	3.250%	8/1/23	150	154
	Northrop Grumman Corp.	2.930%	1/15/25	275	280

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	3.200%	2/1/27	150	154
Northrop Grumman Corp.	3.250%	1/15/28	100	102
Northrop Grumman Corp.	5.050%	11/15/40	50	59
Northrop Grumman Corp.	4.750%	6/1/43	275	318
Northrop Grumman Corp.	4.030%	10/15/47	145	154
Nvent Finance Sarl	3.950%	4/15/23	200	203
Nvent Finance Sarl	4.550%	4/15/28	100	104
Oshkosh Corp.	4.600%	5/15/28	185	194
Owens Corning	4.200%	12/15/22	150	156
Owens Corning	3.400%	8/15/26	200	196
Owens Corning	4.300%	7/15/47	200	169
Owens Corning	4.400%	1/30/48	75	64
Parker-Hannifin Corp.	3.500%	9/15/22	175	180
Parker-Hannifin Corp.	2.700%	6/14/24	85	86
Parker-Hannifin Corp.	3.300%	11/21/24	100	104
Parker-Hannifin Corp.	3.250%	3/1/27	125	129
Parker-Hannifin Corp.	3.250%	6/14/29	75	78
Parker-Hannifin Corp.	6.250%	5/15/38	150	199
Parker-Hannifin Corp.	4.450%	11/21/44	200	222
Parker-Hannifin Corp.	4.100%	3/1/47	75	78
Parker-Hannifin Corp.	4.000%	6/14/49	110	115
Precision Castparts Corp.	2.500%	1/15/23	200	201
Precision Castparts Corp.	3.250%	6/15/25	200	207
Precision Castparts Corp.	3.900%	1/15/43	75	78
Precision Castparts Corp.	4.375%	6/15/45	300	337
Raytheon Co.	3.125%	10/15/20	175	177
Raytheon Co.	2.500%	12/15/22	275	277
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	50	59
Republic Services Inc.	5.250%	11/15/21	175	186
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	3.200%	3/15/25	250	258
Republic Services Inc.	6.200%	3/1/40	50	66
Republic Services Inc.	5.700%	5/15/41	100	126
Rockwell Automation Inc.	3.500%	3/1/29	100	106
Rockwell Automation Inc.	4.200%	3/1/49	100	112
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	2.800%	3/15/22	170	172
Rockwell Collins Inc.	3.200%	3/15/24	175	179
Rockwell Collins Inc.	3.500%	3/15/27	300	313
Rockwell Collins Inc.	4.800%	12/15/43	65	74
Rockwell Collins Inc.	4.350%	4/15/47	250	274
Roper Technologies Inc.	3.000%	12/15/20	125	126
Roper Technologies Inc.	2.800%	12/15/21	200	202
Roper Technologies Inc.	3.850%	12/15/25	100	105
Roper Technologies Inc.	3.800%	12/15/26	145	150
Roper Technologies Inc.	4.200%	9/15/28	150	160
Snap-on Inc.	6.125%	9/1/21	75	81
Snap-on Inc.	3.250%	3/1/27	50	52
Snap-on Inc.	4.100%	3/1/48	75	81
Sonoco Products Co.	5.750%	11/1/40	120	138
Spirit AeroSystems Inc.	3.950%	6/15/23	75	77
Spirit AeroSystems Inc.	3.850%	6/15/26	65	65
Spirit AeroSystems Inc.	4.600%	6/15/28	200	211
Stanley Black & Decker Inc.	3.400%	12/1/21	150	153
Stanley Black & Decker Inc.	3.400%	3/1/26	50	52
Stanley Black & Decker Inc.	5.200%	9/1/40	75	89
Stanley Black & Decker Inc.	4.850%	11/15/48	100	118
Textron Inc.	3.875%	3/1/25	65	68
Textron Inc.	4.000%	3/15/26	200	210
Textron Inc.	3.650%	3/15/27	250	257
Textron Inc.	3.375%	3/1/28	50	50
Textron Inc.	3.900%	9/17/29	225	235
Timken Co.	3.875%	9/1/24	100	103
Timken Co.	4.500%	12/15/28	25	26
United Technologies Corp.	3.350%	8/16/21	200	204
United Technologies Corp.	1.950%	11/1/21	100	99
United Technologies Corp.	3.100%	6/1/22	460	470
United Technologies Corp.	3.650%	8/16/23	425	445
United Technologies Corp.	2.800%	5/4/24	250	253
United Technologies Corp.	3.950%	8/16/25	250	269
United Technologies Corp.	2.650%	11/1/26	100	100
United Technologies Corp.	6.700%	8/1/28	75	97
United Technologies Corp.	4.125%	11/16/28	750	820
United Technologies Corp.	7.500%	9/15/29	125	172
United Technologies Corp.	5.400%	5/1/35	150	182
United Technologies Corp.	6.050%	6/1/36	100	128
United Technologies Corp.	6.125%	7/15/38	100	132
United Technologies Corp.	4.450%	11/16/38	175	195
United Technologies Corp.	5.700%	4/15/40	100	127
United Technologies Corp.	4.500%	6/1/42	675	760
United Technologies Corp.	4.150%	5/15/45	200	214
United Technologies Corp.	3.750%	11/1/46	200	202
United Technologies Corp.	4.050%	5/4/47	150	161
United Technologies Corp.	4.625%	11/16/48	400	466
Valmont Industries Inc.	5.000%	10/1/44	150	150
Valmont Industries Inc.	5.250%	10/1/54	75	74
Vulcan Materials Co.	4.500%	4/1/25	200	213
Vulcan Materials Co.	4.500%	6/15/47	125	120
Wabtec Corp.	4.400%	3/15/24	275	291
Wabtec Corp.	3.450%	11/15/26	150	145
Wabtec Corp.	4.950%	9/15/28	175	187
Waste Connections Inc.	3.500%	5/1/29	200	208
Waste Management Inc.	4.600%	3/1/21	50	52
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	225	225
Waste Management Inc.	3.500%	5/15/24	200	209
Waste Management Inc.	2.950%	6/15/24	150	153
Waste Management Inc.	3.125%	3/1/25	150	155
Waste Management Inc.	3.200%	6/15/26	95	99
Waste Management Inc.	3.150%	11/15/27	125	129
Waste Management Inc.	3.450%	6/15/29	200	210
Waste Management Inc.	3.900%	3/1/35	250	264
Waste Management Inc.	4.000%	7/15/39	100	107
Waste Management Inc.	4.100%	3/1/45	150	162
Waste Management Inc.	4.150%	7/15/49	100	110
WW Grainger Inc.	4.600%	6/15/45	200	221
WW Grainger Inc.	3.750%	5/15/46	75	74
WW Grainger Inc.	4.200%	5/15/47	50	53
Xylem Inc.	3.250%	11/1/26	100	101
Xylem Inc.	4.375%	11/1/46	100	104

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	125	125
Activision Blizzard Inc.	2.600%	6/15/22	75	75
Activision Blizzard Inc.	3.400%	9/15/26	160	162
Activision Blizzard Inc.	4.500%	6/15/47	75	78
America Movil SAB de CV	3.125%	7/16/22	300	305
America Movil SAB de CV	3.625%	4/22/29	200	207
America Movil SAB de CV	6.375%	3/1/35	300	391
America Movil SAB de CV	6.125%	11/15/37	150	192
America Movil SAB de CV	6.125%	3/30/40	200	260
America Movil SAB de CV	4.375%	7/16/42	250	267
America Movil SAB de CV	4.375%	4/22/49	200	215
American Tower Corp.	3.300%	2/15/21	125	127
American Tower Corp.	3.450%	9/15/21	475	485
American Tower Corp.	5.900%	11/1/21	475	511
American Tower Corp.	2.250%	1/15/22	125	124
American Tower Corp.	3.500%	1/31/23	200	206
American Tower Corp.	3.375%	5/15/24	300	308
American Tower Corp.	4.000%	6/1/25	100	105
American Tower Corp.	3.375%	10/15/26	200	203
American Tower Corp.	3.125%	1/15/27	125	124
American Tower Corp.	3.950%	3/15/29	140	146
American Tower Corp.	3.800%	8/15/29	475	489
AT&T Inc.	4.600%	2/15/21	175	180
AT&T Inc.	3.200%	3/1/22	250	255
AT&T Inc.	3.800%	3/15/22	275	285
AT&T Inc.	3.400%	6/15/22	100	103
AT&T Inc.	3.000%	6/30/22	500	509
AT&T Inc.	3.600%	2/17/23	1,005	1,041
AT&T Inc.	4.050%	12/15/23	100	106

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.800%	3/1/24	125	131
AT&T Inc.	3.950%	1/15/25	400	422
AT&T Inc.	3.400%	5/15/25	940	965
AT&T Inc.	3.600%	7/15/25	275	285
AT&T Inc.	3.875%	1/15/26	250	262
AT&T Inc.	4.125%	2/17/26	765	814
AT&T Inc.	3.800%	2/15/27	700	727
AT&T Inc.	4.250%	3/1/27	403	430
AT&T Inc.	4.100%	2/15/28	444	470
AT&T Inc.	4.350%	3/1/29	550	589
AT&T Inc.	4.300%	2/15/30	860	916
AT&T Inc.	4.500%	5/15/35	200	209
AT&T Inc.	5.250%	3/1/37	500	561
AT&T Inc.	4.900%	8/15/37	300	324
AT&T Inc.	4.850%	3/1/39	480	512
AT&T Inc.	6.350%	3/15/40	100	123
AT&T Inc.	6.100%	7/15/40	100	120
AT&T Inc.	6.000%	8/15/40	300	356
AT&T Inc.	5.350%	9/1/40	600	673
AT&T Inc.	5.550%	8/15/41	225	260
AT&T Inc.	5.375%	10/15/41	100	111
AT&T Inc.	5.150%	3/15/42	375	409
AT&T Inc.	4.900%	6/15/42	425	450
AT&T Inc.	4.300%	12/15/42	271	268
AT&T Inc.	5.350%	12/15/43	175	192
AT&T Inc.	4.650%	6/1/44	100	103
AT&T Inc.	4.800%	6/15/44	575	606
AT&T Inc.	4.350%	6/15/45	624	621
AT&T Inc.	4.750%	5/15/46	650	685
AT&T Inc.	5.150%	11/15/46	1,338	1,477
AT&T Inc.	4.550%	3/9/49	362	369
AT&T Inc.	5.150%	2/15/50	957	1,054
AT&T Inc.	5.300%	8/15/58	307	340
Bell Canada Inc.	4.300%	7/29/49	100	108
British Telecommunications plc	4.500%	12/4/23	200	214
British Telecommunications plc	5.125%	12/4/28	100	112
British Telecommunications plc	9.625%	12/15/30	516	777
CBS Corp.	4.300%	2/15/21	275	282
CBS Corp.	2.500%	2/15/23	200	199
CBS Corp.	2.900%	6/1/23	75	76
CBS Corp.	3.700%	8/15/24	175	181
CBS Corp.	3.500%	1/15/25	150	153
CBS Corp.	2.900%	1/15/27	279	271
CBS Corp.	3.375%	2/15/28	100	99
CBS Corp.	4.200%	6/1/29	100	106
CBS Corp.	5.500%	5/15/33	75	86
CBS Corp.	5.900%	10/15/40	225	264
CBS Corp.	4.850%	7/1/42	225	240
CBS Corp.	4.900%	8/15/44	100	106
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	262
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	375	378
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	710
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	186
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	922
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	733
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	248
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	375	438
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	150	161
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	769
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	473
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	500	553
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	50	51
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	89
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	171
Comcast Corp.	3.300%	10/1/20	500	507
Comcast Corp.	3.450%	10/1/21	650	669
Comcast Corp.	2.750%	3/1/23	200	202
Comcast Corp.	3.000%	2/1/24	710	730
Comcast Corp.	3.375%	2/15/25	202	211
Comcast Corp.	3.375%	8/15/25	250	261
Comcast Corp.	3.950%	10/15/25	625	673
Comcast Corp.	3.150%	3/1/26	400	413
Comcast Corp.	2.350%	1/15/27	495	482
Comcast Corp.	3.150%	2/15/28	325	333
Comcast Corp.	4.150%	10/15/28	950	1,047
Comcast Corp.	4.250%	10/15/30	250	278
Comcast Corp.	4.250%	1/15/33	275	308
Comcast Corp.	4.200%	8/15/34	175	193
Comcast Corp.	5.650%	6/15/35	1,065	1,329
Comcast Corp.	4.400%	8/15/35	150	167
Comcast Corp.	3.200%	7/15/36	175	170
Comcast Corp.	6.450%	3/15/37	175	236
Comcast Corp.	6.950%	8/15/37	250	354
Comcast Corp.	3.900%	3/1/38	175	184
Comcast Corp.	6.400%	5/15/38	100	135
Comcast Corp.	4.600%	10/15/38	550	626
Comcast Corp.	6.400%	3/1/40	150	203
Comcast Corp.	4.650%	7/15/42	370	425
Comcast Corp.	4.500%	1/15/43	100	111
Comcast Corp.	4.600%	8/15/45	250	282
Comcast Corp.	3.400%	7/15/46	500	476
Comcast Corp.	3.969%	11/1/47	886	926
Comcast Corp.	4.000%	3/1/48	175	183
Comcast Corp.	4.700%	10/15/48	475	552
Comcast Corp.	3.999%	11/1/49	268	280
Comcast Corp.	4.950%	10/15/58	475	574
Crown Castle International Corp.	3.400%	2/15/21	300	304
Crown Castle International Corp.	2.250%	9/1/21	125	124
Crown Castle International Corp.	4.875%	4/15/22	125	133
Crown Castle International Corp.	5.250%	1/15/23	125	136
Crown Castle International Corp.	3.150%	7/15/23	150	152
Crown Castle International Corp.	3.200%	9/1/24	250	255
Crown Castle International Corp.	4.450%	2/15/26	250	270
Crown Castle International Corp.	3.700%	6/15/26	175	181
Crown Castle International Corp.	3.650%	9/1/27	325	335
Crown Castle International Corp.	3.800%	2/15/28	325	337
Crown Castle International Corp.	4.750%	5/15/47	70	75
Crown Castle International Corp.	5.200%	2/15/49	75	85
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,114
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.500%	6/15/22	200	204

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Discovery Communications LLC	2.950%	3/20/23	100	101
	Discovery Communications LLC	3.250%	4/1/23	100	101
	Discovery Communications LLC	3.800%	3/13/24	100	103
	Discovery Communications LLC	3.900%	11/15/24	150	156
	Discovery Communications LLC	3.450%	3/15/25	225	228
	Discovery Communications LLC	3.950%	6/15/25	100	104
	Discovery Communications LLC	4.900%	3/11/26	200	219
	Discovery Communications LLC	3.950%	3/20/28	325	335
	Discovery Communications LLC	4.125%	5/15/29	100	104
	Discovery Communications LLC	5.000%	9/20/37	225	235
	Discovery Communications LLC	6.350%	6/1/40	150	177
	Discovery Communications LLC	4.950%	5/15/42	277	279
	Discovery Communications LLC	5.200%	9/20/47	225	236
	Discovery Communications LLC	5.300%	5/15/49	75	81
	Electronic Arts Inc.	3.700%	3/1/21	150	153
	Electronic Arts Inc.	4.800%	3/1/26	100	111
6	Fox Corp.	3.666%	1/25/22	50	52
6	Fox Corp.	4.030%	1/25/24	250	265
6	Fox Corp.	4.709%	1/25/29	375	418
6	Fox Corp.	5.476%	1/25/39	250	294
6	Fox Corp.	5.576%	1/25/49	425	517
	Grupo Televisa SAB	6.625%	3/18/25	100	116
	Grupo Televisa SAB	4.625%	1/30/26	100	105
	Grupo Televisa SAB	6.625%	1/15/40	125	150
	Grupo Televisa SAB	5.000%	5/13/45	425	429
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	50	51
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	51
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	156
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	454
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	109
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	125	139
	Koninklijke KPN NV	8.375%	10/1/30	175	229
	Moody’s Corp.	2.750%	12/15/21	100	101
	Moody’s Corp.	4.500%	9/1/22	100	106
	Moody’s Corp.	4.875%	2/15/24	250	273
	Moody’s Corp.	4.875%	12/17/48	125	146
	NBCUniversal Media LLC	4.375%	4/1/21	325	337
	NBCUniversal Media LLC	2.875%	1/15/23	225	230
	NBCUniversal Media LLC	6.400%	4/30/40	150	203
	NBCUniversal Media LLC	5.950%	4/1/41	225	296
	NBCUniversal Media LLC	4.450%	1/15/43	325	355
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	175	179
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	250	258
	Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	150	157
	Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	250	255
	Orange SA	4.125%	9/14/21	325	338
	Orange SA	9.000%	3/1/31	450	683
	Orange SA	5.375%	1/13/42	325	394
	RELX Capital Inc.	3.125%	10/15/22	182	185
	RELX Capital Inc.	3.500%	3/16/23	125	129
	RELX Capital Inc.	4.000%	3/18/29	100	105
	Rogers Communications Inc.	3.000%	3/15/23	205	209
	Rogers Communications Inc.	4.100%	10/1/23	175	186
	Rogers Communications Inc.	3.625%	12/15/25	125	131
	Rogers Communications Inc.	2.900%	11/15/26	100	100
	Rogers Communications Inc.	4.500%	3/15/43	65	71
	Rogers Communications Inc.	5.000%	3/15/44	190	220
	Rogers Communications Inc.	4.300%	2/15/48	150	159
	Rogers Communications Inc.	4.350%	5/1/49	300	324
	S&P Global Inc.	3.300%	8/14/20	125	126
	S&P Global Inc.	4.000%	6/15/25	125	136
	S&P Global Inc.	4.400%	2/15/26	175	193
	S&P Global Inc.	6.550%	11/15/37	75	101
	S&P Global Inc.	4.500%	5/15/48	100	114
	Telefonica Emisiones SAU	5.462%	2/16/21	555	581
	Telefonica Emisiones SAU	4.103%	3/8/27	250	265
	Telefonica Emisiones SAU	7.045%	6/20/36	425	555
	Telefonica Emisiones SAU	4.665%	3/6/38	150	155
	Telefonica Emisiones SAU	5.213%	3/8/47	450	495
	Telefonica Emisiones SAU	4.895%	3/6/48	200	210
	Telefonica Emisiones SAU	5.520%	3/1/49	435	499
	TELUS Corp.	2.800%	2/16/27	100	98
	TELUS Corp.	4.300%	6/15/49	200	212
	Thomson Reuters Corp.	5.500%	8/15/35	75	82
	Thomson Reuters Corp.	5.850%	4/15/40	100	115
	Thomson Reuters Corp.	5.650%	11/23/43	100	113
	Time Warner Cable LLC	4.125%	2/15/21	150	153
	Time Warner Cable LLC	6.550%	5/1/37	200	229
	Time Warner Cable LLC	7.300%	7/1/38	50	61
	Time Warner Cable LLC	6.750%	6/15/39	400	462
	Time Warner Cable LLC	5.875%	11/15/40	425	462
	Time Warner Cable LLC	5.500%	9/1/41	250	262
	Time Warner Cable LLC	4.500%	9/15/42	350	327
	Time Warner Entertainment Co. LP	8.375%	3/15/23	200	237
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	269
	Verizon Communications Inc.	3.450%	3/15/21	300	306
	Verizon Communications Inc.	4.600%	4/1/21	475	494
	Verizon Communications Inc.	2.946%	3/15/22	200	204
	Verizon Communications Inc.	3.125%	3/16/22	350	359
	Verizon Communications Inc.	5.150%	9/15/23	830	926
	Verizon Communications Inc.	4.150%	3/15/24	100	107
	Verizon Communications Inc.	3.500%	11/1/24	400	420
	Verizon Communications Inc.	3.376%	2/15/25	534	556
	Verizon Communications Inc.	2.625%	8/15/26	475	471
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,358
6	Verizon Communications Inc.	4.016%	12/3/29	927	1,002
	Verizon Communications Inc.	4.500%	8/10/33	575	645
	Verizon Communications Inc.	4.400%	11/1/34	725	801
	Verizon Communications Inc.	4.272%	1/15/36	563	607
	Verizon Communications Inc.	5.250%	3/16/37	875	1,047
	Verizon Communications Inc.	4.812%	3/15/39	200	229
	Verizon Communications Inc.	4.750%	11/1/41	175	197
	Verizon Communications Inc.	3.850%	11/1/42	225	229
	Verizon Communications Inc.	4.125%	8/15/46	250	260
	Verizon Communications Inc.	4.862%	8/21/46	1,006	1,170
	Verizon Communications Inc.	5.500%	3/16/47	250	315
	Verizon Communications Inc.	4.522%	9/15/48	888	993
	Verizon Communications Inc.	5.012%	4/15/49	500	597
	Verizon Communications Inc.	5.012%	8/21/54	300	358
	Verizon Communications Inc.	4.672%	3/15/55	937	1,063
	Viacom Inc.	3.875%	12/15/21	125	128
	Viacom Inc.	4.250%	9/1/23	225	238
	Viacom Inc.	3.875%	4/1/24	124	129
	Viacom Inc.	6.875%	4/30/36	190	240
	Viacom Inc.	4.375%	3/15/43	556	543
	Viacom Inc.	5.850%	9/1/43	75	88
	Vodafone Group plc	3.750%	1/16/24	650	679
	Vodafone Group plc	4.125%	5/30/25	300	319
	Vodafone Group plc	4.375%	5/30/28	650	700
	Vodafone Group plc	7.875%	2/15/30	150	202
	Vodafone Group plc	6.250%	11/30/32	100	123
	Vodafone Group plc	5.000%	5/30/38	325	350
	Vodafone Group plc	4.375%	2/19/43	275	272
	Vodafone Group plc	5.250%	5/30/48	550	608
	Vodafone Group plc	4.875%	6/19/49	200	210
	Walt Disney Co.	2.150%	9/17/20	150	150
	Walt Disney Co.	2.300%	2/12/21	250	251
6	Walt Disney Co.	4.500%	2/15/21	550	571
	Walt Disney Co.	2.750%	8/16/21	100	101
	Walt Disney Co.	2.550%	2/15/22	75	76
	Walt Disney Co.	2.450%	3/4/22	75	76
6	Walt Disney Co.	3.000%	9/15/22	275	281
6	Walt Disney Co.	3.700%	9/15/24	200	213
	Walt Disney Co.	3.150%	9/17/25	150	158
6	Walt Disney Co.	3.700%	10/15/25	125	134
	Walt Disney Co.	1.850%	7/30/26	1,070	1,036
6	Walt Disney Co.	6.550%	3/15/33	100	138
6	Walt Disney Co.	6.200%	12/15/34	350	471

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
6	Walt Disney Co.	6.400%	12/15/35	365	500
6	Walt Disney Co.	6.150%	3/1/37	200	271
6	Walt Disney Co.	6.900%	8/15/39	125	185
6	Walt Disney Co.	6.150%	2/15/41	278	383
	Walt Disney Co.	4.375%	8/16/41	75	86
	Walt Disney Co.	4.125%	12/1/41	205	227
	Walt Disney Co.	3.700%	12/1/42	125	132
6	Walt Disney Co.	5.400%	10/1/43	100	130
6	Walt Disney Co.	4.750%	9/15/44	175	212
6	Walt Disney Co.	7.750%	12/1/45	100	167
	WPP Finance 2010	4.750%	11/21/21	208	218
	WPP Finance 2010	3.625%	9/7/22	200	206
	WPP Finance 2010	3.750%	9/19/24	100	103

	Consumer Cyclical (2.0%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	304
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	201
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	417
	Alibaba Group Holding Ltd.	3.400%	12/6/27	600	607
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	306
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	204
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	235
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	106
	Amazon.com Inc.	1.900%	8/21/20	200	199
	Amazon.com Inc.	3.300%	12/5/21	200	206
	Amazon.com Inc.	2.500%	11/29/22	150	151
	Amazon.com Inc.	2.400%	2/22/23	450	454
	Amazon.com Inc.	2.800%	8/22/24	250	257
	Amazon.com Inc.	3.800%	12/5/24	120	129
	Amazon.com Inc.	5.200%	12/3/25	225	263
	Amazon.com Inc.	3.150%	8/22/27	550	578
	Amazon.com Inc.	4.800%	12/5/34	225	276
	Amazon.com Inc.	3.875%	8/22/37	425	468
	Amazon.com Inc.	4.950%	12/5/44	350	441
	Amazon.com Inc.	4.050%	8/22/47	650	734
	Amazon.com Inc.	4.250%	8/22/57	500	575
	American Honda Finance Corp.	1.950%	7/20/20	125	125
	American Honda Finance Corp.	2.450%	9/24/20	225	225
	American Honda Finance Corp.	3.150%	1/8/21	250	253
	American Honda Finance Corp.	2.650%	2/12/21	150	151
	American Honda Finance Corp.	1.650%	7/12/21	150	148
	American Honda Finance Corp.	1.700%	9/9/21	400	395
	American Honda Finance Corp.	3.375%	12/10/21	150	154
	American Honda Finance Corp.	2.200%	6/27/22	150	150
	American Honda Finance Corp.	2.600%	11/16/22	40	40
	American Honda Finance Corp.	3.450%	7/14/23	125	130
	American Honda Finance Corp.	3.625%	10/10/23	100	105
	American Honda Finance Corp.	2.900%	2/16/24	150	153
	American Honda Finance Corp.	2.400%	6/27/24	100	99
	American Honda Finance Corp.	2.300%	9/9/26	50	48
	American Honda Finance Corp.	3.500%	2/15/28	100	105
	Aptiv plc	4.250%	1/15/26	150	157
	Aptiv plc	4.350%	3/15/29	50	53
	Aptiv plc	4.400%	10/1/46	50	46
	Aptiv plc	5.400%	3/15/49	50	52
	Automatic Data Processing Inc.	2.250%	9/15/20	150	150
	Automatic Data Processing Inc.	3.375%	9/15/25	200	211
	AutoNation Inc.	3.350%	1/15/21	60	60
	AutoNation Inc.	4.500%	10/1/25	150	155
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoZone Inc.	3.700%	4/15/22	350	361
	AutoZone Inc.	2.875%	1/15/23	75	76
	AutoZone Inc.	3.125%	7/15/23	125	128
	AutoZone Inc.	3.125%	4/18/24	130	133
	AutoZone Inc.	3.125%	4/21/26	100	101
	AutoZone Inc.	3.750%	6/1/27	100	104
	AutoZone Inc.	3.750%	4/18/29	100	104
	Best Buy Co. Inc.	5.500%	3/15/21	25	26
	Best Buy Co. Inc.	4.450%	10/1/28	200	211
	Block Financial LLC	4.125%	10/1/20	94	95
	Block Financial LLC	5.500%	11/1/22	100	107
	Block Financial LLC	5.250%	10/1/25	100	107
	Booking Holdings Inc.	2.750%	3/15/23	100	101
	Booking Holdings Inc.	3.650%	3/15/25	100	106
	Booking Holdings Inc.	3.600%	6/1/26	225	237
	Booking Holdings Inc.	3.550%	3/15/28	100	105
	BorgWarner Inc.	4.625%	9/15/20	25	26
	BorgWarner Inc.	3.375%	3/15/25	75	77
	BorgWarner Inc.	4.375%	3/15/45	100	98
	Carnival Corp.	3.950%	10/15/20	100	102
	Costco Wholesale Corp.	2.150%	5/18/21	200	200
	Costco Wholesale Corp.	2.250%	2/15/22	100	100
	Costco Wholesale Corp.	2.300%	5/18/22	150	151
	Costco Wholesale Corp.	2.750%	5/18/24	275	282
	Costco Wholesale Corp.	3.000%	5/18/27	100	103
	Cummins Inc.	7.125%	3/1/28	100	131
	Cummins Inc.	4.875%	10/1/43	125	149
	Daimler Finance North America LLC	8.500%	1/18/31	250	371
	Darden Restaurants Inc.	3.850%	5/1/27	200	206
	Darden Restaurants Inc.	4.550%	2/15/48	50	50
	Delphi Corp.	4.150%	3/15/24	125	131
	Dollar General Corp.	3.250%	4/15/23	150	154
	Dollar General Corp.	4.150%	11/1/25	105	113
	Dollar General Corp.	3.875%	4/15/27	50	52
	Dollar General Corp.	4.125%	5/1/28	150	160
	Dollar Tree Inc.	3.700%	5/15/23	100	104
	Dollar Tree Inc.	4.000%	5/15/25	200	208
	Dollar Tree Inc.	4.200%	5/15/28	300	310
	DR Horton Inc.	4.375%	9/15/22	100	104
	DR Horton Inc.	4.750%	2/15/23	225	238
	DR Horton Inc.	5.750%	8/15/23	75	82
	eBay Inc.	3.250%	10/15/20	75	76
	eBay Inc.	2.875%	8/1/21	125	126
	eBay Inc.	3.800%	3/9/22	100	103
	eBay Inc.	2.600%	7/15/22	450	451
	eBay Inc.	2.750%	1/30/23	100	100
	eBay Inc.	3.450%	8/1/24	125	129
	eBay Inc.	3.600%	6/5/27	300	307
	eBay Inc.	4.000%	7/15/42	25	23
	Expedia Group Inc.	5.950%	8/15/20	75	78
	Expedia Group Inc.	4.500%	8/15/24	100	106
	Expedia Group Inc.	5.000%	2/15/26	275	299
	Expedia Group Inc.	3.800%	2/15/28	100	101
	Ford Motor Co.	4.346%	12/8/26	275	277
	Ford Motor Co.	6.625%	10/1/28	175	197
	Ford Motor Co.	6.375%	2/1/29	100	108
	Ford Motor Co.	7.450%	7/16/31	375	443
	Ford Motor Co.	4.750%	1/15/43	100	87
	Ford Motor Co.	7.400%	11/1/46	100	111
	Ford Motor Co.	5.291%	12/8/46	250	231
	Ford Motor Credit Co. LLC	3.157%	8/4/20	200	201
	Ford Motor Credit Co. LLC	2.343%	11/2/20	150	149
	Ford Motor Credit Co. LLC	3.200%	1/15/21	250	250
	Ford Motor Credit Co. LLC	5.750%	2/1/21	250	260
	Ford Motor Credit Co. LLC	3.336%	3/18/21	200	201
	Ford Motor Credit Co. LLC	5.875%	8/2/21	325	343
	Ford Motor Credit Co. LLC	3.813%	10/12/21	200	203
	Ford Motor Credit Co. LLC	5.596%	1/7/22	200	212
	Ford Motor Credit Co. LLC	3.339%	3/28/22	150	150
	Ford Motor Credit Co. LLC	2.979%	8/3/22	300	297
	Ford Motor Credit Co. LLC	4.250%	9/20/22	200	205
	Ford Motor Credit Co. LLC	4.375%	8/6/23	225	231
	Ford Motor Credit Co. LLC	3.810%	1/9/24	150	150
	Ford Motor Credit Co. LLC	5.584%	3/18/24	200	214
	Ford Motor Credit Co. LLC	3.664%	9/8/24	200	197
	Ford Motor Credit Co. LLC	4.134%	8/4/25	500	499
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	200
	Ford Motor Credit Co. LLC	3.815%	11/2/27	150	143
	Ford Motor Credit Co. LLC	5.113%	5/3/29	325	331
	General Motors Co.	4.875%	10/2/23	625	662
	General Motors Co.	4.000%	4/1/25	100	101
	General Motors Co.	5.000%	10/1/28	150	157

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Co.	5.000%	4/1/35	165	161
General Motors Co.	6.600%	4/1/36	250	275
General Motors Co.	5.150%	4/1/38	225	221
General Motors Co.	6.250%	10/2/43	210	221
General Motors Co.	5.200%	4/1/45	230	220
General Motors Co.	6.750%	4/1/46	130	145
General Motors Co.	5.400%	4/1/48	200	194
General Motors Co.	5.950%	4/1/49	175	182
General Motors Financial Co. Inc.	3.200%	7/13/20	650	653
General Motors Financial Co. Inc.	2.450%	11/6/20	200	199
General Motors Financial Co. Inc.	3.700%	11/24/20	275	278
General Motors Financial Co. Inc.	4.200%	3/1/21	175	179
General Motors Financial Co. Inc.	3.550%	4/9/21	150	152
General Motors Financial Co. Inc.	3.200%	7/6/21	225	226
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	4.200%	11/6/21	50	51
General Motors Financial Co. Inc.	3.450%	1/14/22	125	127
General Motors Financial Co. Inc.	3.450%	4/10/22	355	359
General Motors Financial Co. Inc.	3.150%	6/30/22	100	100
General Motors Financial Co. Inc.	3.550%	7/8/22	200	203
General Motors Financial Co. Inc.	3.250%	1/5/23	275	276
General Motors Financial Co. Inc.	3.700%	5/9/23	200	202
General Motors Financial Co. Inc.	4.250%	5/15/23	150	155
General Motors Financial Co. Inc.	5.100%	1/17/24	100	107
General Motors Financial Co. Inc.	3.950%	4/13/24	400	408
General Motors Financial Co. Inc.	3.500%	11/7/24	200	199
General Motors Financial Co. Inc.	4.000%	1/15/25	175	177
General Motors Financial Co. Inc.	4.350%	4/9/25	325	335
General Motors Financial Co. Inc.	5.250%	3/1/26	150	161
General Motors Financial Co. Inc.	4.000%	10/6/26	100	101
General Motors Financial Co. Inc.	4.350%	1/17/27	325	330
General Motors Financial Co. Inc.	3.850%	1/5/28	100	97
General Motors Financial Co. Inc.	5.650%	1/17/29	150	165
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	175	178
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	50	51
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	108
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	150	160
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	189
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	297
Harley-Davidson Inc.	3.500%	7/28/25	100	101
Harley-Davidson Inc.	4.625%	7/28/45	125	126
Harman International Industries Inc.	4.150%	5/15/25	76	80
Home Depot Inc.	3.950%	9/15/20	100	102
Home Depot Inc.	2.000%	4/1/21	250	250
Home Depot Inc.	4.400%	4/1/21	190	196
Home Depot Inc.	3.250%	3/1/22	150	155
Home Depot Inc.	2.625%	6/1/22	265	269
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	213
Home Depot Inc.	3.350%	9/15/25	250	264
Home Depot Inc.	3.000%	4/1/26	125	129
Home Depot Inc.	2.125%	9/15/26	100	98
Home Depot Inc.	2.800%	9/14/27	150	152
Home Depot Inc.	3.900%	12/6/28	100	110
Home Depot Inc.	2.950%	6/15/29	500	511
Home Depot Inc.	5.875%	12/16/36	825	1,090
Home Depot Inc.	5.400%	9/15/40	175	223
Home Depot Inc.	5.950%	4/1/41	175	236
Home Depot Inc.	4.200%	4/1/43	200	222
Home Depot Inc.	4.875%	2/15/44	300	362
Home Depot Inc.	4.400%	3/15/45	100	115
Home Depot Inc.	4.250%	4/1/46	330	370
Home Depot Inc.	3.900%	6/15/47	175	189
Home Depot Inc.	4.500%	12/6/48	125	146
Home Depot Inc.	3.500%	9/15/56	150	147
Hyatt Hotels Corp.	5.375%	8/15/21	50	53
Hyatt Hotels Corp.	3.375%	7/15/23	100	102
Hyatt Hotels Corp.	4.850%	3/15/26	50	54
Hyatt Hotels Corp.	4.375%	9/15/28	75	79
IHS Markit Ltd.	3.625%	5/1/24	100	103
IHS Markit Ltd.	4.750%	8/1/28	140	153
IHS Markit Ltd.	4.250%	5/1/29	100	105
JD.com Inc.	3.125%	4/29/21	200	201
Kohl’s Corp.	4.250%	7/17/25	100	104
Kohl’s Corp.	5.550%	7/17/45	75	75
Lear Corp.	5.250%	1/15/25	200	207
Lear Corp.	3.800%	9/15/27	100	99
Lear Corp.	4.250%	5/15/29	150	151
Lear Corp.	5.250%	5/15/49	150	148
Lowe’s Cos. Inc.	3.750%	4/15/21	200	204
Lowe’s Cos. Inc.	3.120%	4/15/22	150	153
Lowe’s Cos. Inc.	3.875%	9/15/23	275	290
Lowe’s Cos. Inc.	3.125%	9/15/24	100	103
Lowe’s Cos. Inc.	3.375%	9/15/25	200	207
Lowe’s Cos. Inc.	2.500%	4/15/26	250	245
Lowe’s Cos. Inc.	3.100%	5/3/27	350	353
Lowe’s Cos. Inc.	6.500%	3/15/29	67	84
Lowe’s Cos. Inc.	3.650%	4/5/29	600	626
Lowe’s Cos. Inc.	4.650%	4/15/42	100	106
Lowe’s Cos. Inc.	4.250%	9/15/44	100	101
Lowe’s Cos. Inc.	4.375%	9/15/45	150	155
Lowe’s Cos. Inc.	3.700%	4/15/46	250	234
Lowe’s Cos. Inc.	4.050%	5/3/47	300	296
Lowe’s Cos. Inc.	4.550%	4/5/49	275	294
Macy’s Retail Holdings Inc.	3.450%	1/15/21	100	101
Macy’s Retail Holdings Inc.	2.875%	2/15/23	170	166
Macy’s Retail Holdings Inc.	4.375%	9/1/23	125	128
Macy’s Retail Holdings Inc.	3.625%	6/1/24	100	98
Macy’s Retail Holdings Inc.	4.500%	12/15/34	121	111
Magna International Inc.	3.625%	6/15/24	170	177
Magna International Inc.	4.150%	10/1/25	100	106
Marriott International Inc.	3.375%	10/15/20	225	227
Marriott International Inc.	2.875%	3/1/21	50	50
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	2.300%	1/15/22	100	99
Marriott International Inc.	3.600%	4/15/24	125	130
Marriott International Inc.	3.750%	3/15/25	175	182
Marriott International Inc.	3.750%	10/1/25	65	68
Marriott International Inc.	3.125%	6/15/26	183	183
Marriott International Inc.	4.000%	4/15/28	50	53
Mastercard Inc.	2.000%	11/21/21	100	100
Mastercard Inc.	3.375%	4/1/24	300	316
Mastercard Inc.	2.950%	11/21/26	100	103
Mastercard Inc.	3.500%	2/26/28	50	54
Mastercard Inc.	2.950%	6/1/29	200	206
Mastercard Inc.	3.800%	11/21/46	100	107
Mastercard Inc.	3.950%	2/26/48	100	111
Mastercard Inc.	3.650%	6/1/49	200	211
McDonald’s Corp.	2.750%	12/9/20	275	276
McDonald’s Corp.	3.625%	5/20/21	175	179
McDonald’s Corp.	2.625%	1/15/22	275	278
McDonald’s Corp.	3.350%	4/1/23	200	207
McDonald’s Corp.	3.375%	5/26/25	175	183
McDonald’s Corp.	3.700%	1/30/26	300	319
McDonald’s Corp.	3.500%	3/1/27	200	210
McDonald’s Corp.	3.800%	4/1/28	350	375
McDonald’s Corp.	4.700%	12/9/35	200	228
McDonald’s Corp.	6.300%	10/15/37	150	195
McDonald’s Corp.	6.300%	3/1/38	100	130
McDonald’s Corp.	5.700%	2/1/39	100	123
McDonald’s Corp.	3.700%	2/15/42	25	24
McDonald’s Corp.	3.625%	5/1/43	100	96
McDonald’s Corp.	4.600%	5/26/45	210	230
McDonald’s Corp.	4.875%	12/9/45	300	345
McDonald’s Corp.	4.450%	3/1/47	150	163
McDonald’s Corp.	4.450%	9/1/48	150	163
NIKE Inc.	2.375%	11/1/26	200	200
NIKE Inc.	3.625%	5/1/43	50	52
NIKE Inc.	3.875%	11/1/45	225	239
NIKE Inc.	3.375%	11/1/46	100	99
Nordstrom Inc.	4.000%	10/15/21	125	128

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nordstrom Inc.	4.000%	3/15/27	100	101
Nordstrom Inc.	5.000%	1/15/44	165	154
NVR Inc.	3.950%	9/15/22	100	104
O’Reilly Automotive Inc.	4.875%	1/14/21	25	26
O’Reilly Automotive Inc.	3.800%	9/1/22	100	104
O’Reilly Automotive Inc.	3.850%	6/15/23	75	78
O’Reilly Automotive Inc.	3.550%	3/15/26	100	102
O’Reilly Automotive Inc.	3.600%	9/1/27	150	154
PACCAR Financial Corp.	2.500%	8/14/20	75	75
PACCAR Financial Corp.	2.050%	11/13/20	50	50
PACCAR Financial Corp.	2.250%	2/25/21	75	75
PACCAR Financial Corp.	2.800%	3/1/21	90	91
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.850%	3/1/22	100	102
PACCAR Financial Corp.	2.650%	5/10/22	100	101
PACCAR Financial Corp.	2.300%	8/10/22	50	50
PACCAR Financial Corp.	3.400%	8/9/23	100	104
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	95	98
QVC Inc.	4.450%	2/15/25	100	101
QVC Inc.	5.950%	3/15/43	125	120
Ralph Lauren Corp.	2.625%	8/18/20	50	50
Ralph Lauren Corp.	3.750%	9/15/25	50	53
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	50
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	108
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	200
Sands China Ltd.	4.600%	8/8/23	400	420
Sands China Ltd.	5.125%	8/8/25	400	430
Sands China Ltd.	5.400%	8/8/28	300	327
Starbucks Corp.	2.200%	11/22/20	100	100
Starbucks Corp.	2.100%	2/4/21	75	75
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.100%	3/1/23	175	179
Starbucks Corp.	3.850%	10/1/23	300	316
Starbucks Corp.	3.800%	8/15/25	200	213
Starbucks Corp.	2.450%	6/15/26	200	198
Starbucks Corp.	3.500%	3/1/28	100	105
Starbucks Corp.	4.000%	11/15/28	200	216
Starbucks Corp.	4.300%	6/15/45	50	53
Starbucks Corp.	3.750%	12/1/47	125	122
Starbucks Corp.	4.500%	11/15/48	100	109
Tapestry Inc.	3.000%	7/15/22	125	125
Tapestry Inc.	4.250%	4/1/25	70	73
Tapestry Inc.	4.125%	7/15/27	100	101
Target Corp.	2.900%	1/15/22	200	204
Target Corp.	3.500%	7/1/24	325	345
Target Corp.	2.500%	4/15/26	175	176
Target Corp.	3.375%	4/15/29	200	211
Target Corp.	6.350%	11/1/32	140	190
Target Corp.	6.500%	10/15/37	103	146
Target Corp.	7.000%	1/15/38	125	186
Target Corp.	4.000%	7/1/42	285	307
Target Corp.	3.625%	4/15/46	200	204
Target Corp.	3.900%	11/15/47	125	134
TJX Cos. Inc.	2.750%	6/15/21	150	151
TJX Cos. Inc.	2.500%	5/15/23	100	101
TJX Cos. Inc.	2.250%	9/15/26	200	196
Toyota Motor Corp.	3.183%	7/20/21	140	143
Toyota Motor Corp.	2.157%	7/2/22	100	100
Toyota Motor Corp.	3.419%	7/20/23	150	156
Toyota Motor Corp.	2.358%	7/2/24	100	100
Toyota Motor Corp.	3.669%	7/20/28	100	108
Toyota Motor Corp.	2.760%	7/2/29	100	100
Toyota Motor Credit Corp.	4.250%	1/11/21	125	129
Toyota Motor Credit Corp.	1.900%	4/8/21	250	249
Toyota Motor Credit Corp.	2.950%	4/13/21	100	101
Toyota Motor Credit Corp.	2.750%	5/17/21	200	202
Toyota Motor Credit Corp.	3.400%	9/15/21	175	180
Toyota Motor Credit Corp.	2.600%	1/11/22	200	202
Toyota Motor Credit Corp.	3.300%	1/12/22	175	180
Toyota Motor Credit Corp.	2.650%	4/12/22	500	506
Toyota Motor Credit Corp.	2.800%	7/13/22	100	102
Toyota Motor Credit Corp.	2.150%	9/8/22	200	200
Toyota Motor Credit Corp.	2.625%	1/10/23	100	101
Toyota Motor Credit Corp.	2.250%	10/18/23	300	299
Toyota Motor Credit Corp.	2.900%	4/17/24	125	128
Toyota Motor Credit Corp.	3.400%	4/14/25	125	132
Toyota Motor Credit Corp.	3.200%	1/11/27	200	208
Toyota Motor Credit Corp.	3.050%	1/11/28	100	103
Toyota Motor Credit Corp.	3.650%	1/8/29	100	108
VF Corp.	3.500%	9/1/21	200	205
VF Corp.	6.450%	11/1/37	50	67
Visa Inc.	2.200%	12/14/20	500	501
Visa Inc.	2.150%	9/15/22	100	100
Visa Inc.	2.800%	12/14/22	550	563
Visa Inc.	3.150%	12/14/25	925	971
Visa Inc.	2.750%	9/15/27	150	153
Visa Inc.	4.150%	12/14/35	325	372
Visa Inc.	4.300%	12/14/45	700	827
Visa Inc.	3.650%	9/15/47	100	107
Walgreen Co.	3.100%	9/15/22	250	254
Walgreen Co.	4.400%	9/15/42	195	184
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	229
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	390
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	328
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	128
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	274
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	114
Walmart Inc.	3.250%	10/25/20	825	838
Walmart Inc.	1.900%	12/15/20	165	165
Walmart Inc.	3.125%	6/23/21	300	307
Walmart Inc.	2.350%	12/15/22	800	808
Walmart Inc.	2.550%	4/11/23	150	152
Walmart Inc.	3.400%	6/26/23	250	262
Walmart Inc.	3.300%	4/22/24	250	263
Walmart Inc.	2.850%	7/8/24	275	284
Walmart Inc.	2.650%	12/15/24	200	204
Walmart Inc.	3.550%	6/26/25	275	293
Walmart Inc.	3.050%	7/8/26	250	262
Walmart Inc.	5.875%	4/5/27	405	502
Walmart Inc.	3.700%	6/26/28	450	491
Walmart Inc.	3.250%	7/8/29	300	316
Walmart Inc.	7.550%	2/15/30	105	150
Walmart Inc.	5.250%	9/1/35	210	268
Walmart Inc.	6.200%	4/15/38	315	449
Walmart Inc.	3.950%	6/28/38	275	307
Walmart Inc.	5.000%	10/25/40	100	125
Walmart Inc.	5.625%	4/15/41	175	236
Walmart Inc.	4.000%	4/11/43	274	304
Walmart Inc.	4.300%	4/22/44	361	417
Walmart Inc.	3.625%	12/15/47	115	123
Walmart Inc.	4.050%	6/29/48	375	429
Western Union Co.	3.600%	3/15/22	100	102
Western Union Co.	6.200%	11/17/36	75	81
Western Union Co.	6.200%	6/21/40	35	38

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.900%	11/30/21	575	584
Abbott Laboratories	2.550%	3/15/22	175	177
Abbott Laboratories	3.400%	11/30/23	316	329
Abbott Laboratories	2.950%	3/15/25	175	180
Abbott Laboratories	3.875%	9/15/25	75	81
Abbott Laboratories	3.750%	11/30/26	367	395
Abbott Laboratories	4.750%	11/30/36	375	443
Abbott Laboratories	5.300%	5/27/40	125	152
Abbott Laboratories	4.750%	4/15/43	125	141
Abbott Laboratories	4.900%	11/30/46	725	890
AbbVie Inc.	2.300%	5/14/21	350	349
AbbVie Inc.	3.375%	11/14/21	250	255
AbbVie Inc.	2.900%	11/6/22	800	809
AbbVie Inc.	3.200%	11/6/22	275	280
AbbVie Inc.	2.850%	5/14/23	200	202

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AbbVie Inc.	3.750%	11/14/23	250	260
	AbbVie Inc.	3.600%	5/14/25	725	750
	AbbVie Inc.	3.200%	5/14/26	350	353
	AbbVie Inc.	4.250%	11/14/28	350	373
	AbbVie Inc.	4.500%	5/14/35	475	487
	AbbVie Inc.	4.300%	5/14/36	190	190
	AbbVie Inc.	4.400%	11/6/42	501	492
	AbbVie Inc.	4.700%	5/14/45	527	536
	AbbVie Inc.	4.450%	5/14/46	455	444
	AbbVie Inc.	4.875%	11/14/48	250	261
	Actavis Inc.	3.250%	10/1/22	300	305
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	54
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	112
	Agilent Technologies Inc.	5.000%	7/15/20	100	102
	Agilent Technologies Inc.	3.200%	10/1/22	75	76
	Agilent Technologies Inc.	3.875%	7/15/23	100	104
	Agilent Technologies Inc.	3.050%	9/22/26	75	75
	AHS Hospital Corp.	5.024%	7/1/45	75	93
	Allergan Finance LLC	4.625%	10/1/42	190	190
	Allergan Funding SCS	3.450%	3/15/22	507	517
	Allergan Funding SCS	3.850%	6/15/24	200	208
	Allergan Funding SCS	3.800%	3/15/25	590	611
	Allergan Funding SCS	4.550%	3/15/35	425	433
	Allergan Funding SCS	4.850%	6/15/44	205	212
	Allergan Inc.	3.375%	9/15/20	125	126
	Allergan Inc.	2.800%	3/15/23	100	100
	Allina Health System	3.887%	4/15/49	75	79
	Altria Group Inc.	4.750%	5/5/21	275	286
	Altria Group Inc.	3.490%	2/14/22	150	154
	Altria Group Inc.	2.850%	8/9/22	375	378
	Altria Group Inc.	2.950%	5/2/23	400	403
	Altria Group Inc.	3.800%	2/14/24	250	260
	Altria Group Inc.	4.400%	2/14/26	275	294
	Altria Group Inc.	2.625%	9/16/26	75	72
	Altria Group Inc.	4.800%	2/14/29	575	619
	Altria Group Inc.	5.800%	2/14/39	400	446
	Altria Group Inc.	4.250%	8/9/42	275	253
	Altria Group Inc.	4.500%	5/2/43	125	119
	Altria Group Inc.	5.375%	1/31/44	350	375
	Altria Group Inc.	3.875%	9/16/46	175	155
	Altria Group Inc.	5.950%	2/14/49	475	537
	Altria Group Inc.	6.200%	2/14/59	75	85
	AmerisourceBergen Corp.	3.500%	11/15/21	200	204
	AmerisourceBergen Corp.	3.400%	5/15/24	75	77
	AmerisourceBergen Corp.	3.250%	3/1/25	50	51
	AmerisourceBergen Corp.	3.450%	12/15/27	275	280
	AmerisourceBergen Corp.	4.250%	3/1/45	25	24
	AmerisourceBergen Corp.	4.300%	12/15/47	175	168
	Amgen Inc.	3.450%	10/1/20	225	228
	Amgen Inc.	4.100%	6/15/21	150	155
	Amgen Inc.	1.850%	8/19/21	125	124
	Amgen Inc.	3.875%	11/15/21	250	258
	Amgen Inc.	2.700%	5/1/22	75	76
	Amgen Inc.	2.650%	5/11/22	275	277
	Amgen Inc.	3.625%	5/15/22	225	232
	Amgen Inc.	2.250%	8/19/23	150	149
	Amgen Inc.	3.625%	5/22/24	500	525
	Amgen Inc.	3.125%	5/1/25	175	179
	Amgen Inc.	2.600%	8/19/26	455	446
	Amgen Inc.	4.950%	10/1/41	300	335
	Amgen Inc.	5.150%	11/15/41	50	57
	Amgen Inc.	4.400%	5/1/45	450	477
	Amgen Inc.	4.563%	6/15/48	356	386
	Amgen Inc.	4.663%	6/15/51	659	717
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,245	1,359
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,635	2,927
	Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	770	808
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	166	167
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	256
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	586
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	106
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	294
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	212
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	50	51
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	262	264
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	156
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	400	433
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	538
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	875	988
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	140	161
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	291
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	225
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	148
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	360
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	310
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	505
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	326	340
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,025	1,245
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	80
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	125	156
	Archer-Daniels-Midland Co.	4.479%	3/1/21	163	169
	Archer-Daniels-Midland Co.	3.375%	3/15/22	100	103
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	200
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	103
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	116
	Archer-Daniels-Midland Co.	4.535%	3/26/42	50	57
	Archer-Daniels-Midland Co.	4.016%	4/16/43	200	212
	Archer-Daniels-Midland Co.	3.750%	9/15/47	100	102
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	145
	Ascension Health	3.945%	11/15/46	175	189
3	Ascension Health	4.847%	11/15/53	75	92
	AstraZeneca plc	2.375%	11/16/20	300	300
	AstraZeneca plc	2.375%	6/12/22	225	226
	AstraZeneca plc	3.500%	8/17/23	225	234
	AstraZeneca plc	3.375%	11/16/25	250	261
	AstraZeneca plc	3.125%	6/12/27	175	179
	AstraZeneca plc	4.000%	1/17/29	200	218
	AstraZeneca plc	6.450%	9/15/37	450	605
	AstraZeneca plc	4.000%	9/18/42	290	304
	AstraZeneca plc	4.375%	11/16/45	200	221
	AstraZeneca plc	4.375%	8/17/48	60	67
	BAT Capital Corp.	2.297%	8/14/20	375	374
	BAT Capital Corp.	2.764%	8/15/22	650	651
	BAT Capital Corp.	3.222%	8/15/24	450	454
	BAT Capital Corp.	3.557%	8/15/27	675	672
	BAT Capital Corp.	4.390%	8/15/37	525	499
	BAT Capital Corp.	4.540%	8/15/47	475	439
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	103
	Baxalta Inc.	5.250%	6/23/45	73	88
	Baxter International Inc.	1.700%	8/15/21	150	148
	Baxter International Inc.	3.500%	8/15/46	100	93
	Baylor Scott & White Holdings	4.185%	11/15/45	100	109
	Beam Suntory Inc.	3.250%	5/15/22	50	51
	Becton Dickinson & Co.	3.250%	11/12/20	150	151
	Becton Dickinson & Co.	3.125%	11/8/21	65	66
	Becton Dickinson & Co.	2.894%	6/6/22	350	355
	Becton Dickinson & Co.	3.300%	3/1/23	50	51
	Becton Dickinson & Co.	3.363%	6/6/24	1,100	1,135
	Becton Dickinson & Co.	3.734%	12/15/24	272	285
	Becton Dickinson & Co.	3.700%	6/6/27	375	392
	Becton Dickinson & Co.	4.875%	5/15/44	26	28
	Becton Dickinson & Co.	4.685%	12/15/44	196	217
	Becton Dickinson & Co.	4.669%	6/6/47	300	336
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	77
	Biogen Inc.	2.900%	9/15/20	325	326
	Biogen Inc.	3.625%	9/15/22	275	284
	Biogen Inc.	4.050%	9/15/25	300	322
	Biogen Inc.	5.200%	9/15/45	340	380

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	3.375%	5/15/22	50	51
	Boston Scientific Corp.	3.450%	3/1/24	50	52
	Boston Scientific Corp.	3.850%	5/15/25	150	160
	Boston Scientific Corp.	3.750%	3/1/26	125	133
	Boston Scientific Corp.	4.000%	3/1/28	200	215
	Boston Scientific Corp.	4.000%	3/1/29	150	162
	Boston Scientific Corp.	7.000%	11/15/35	50	67
	Boston Scientific Corp.	4.550%	3/1/39	175	194
	Boston Scientific Corp.	7.375%	1/15/40	50	71
	Boston Scientific Corp.	4.700%	3/1/49	200	229
6	Bristol-Myers Squibb Co.	2.550%	5/14/21	225	227
6	Bristol-Myers Squibb Co.	2.600%	5/16/22	300	303
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	273
	Bristol-Myers Squibb Co.	7.150%	6/15/23	200	235
6	Bristol-Myers Squibb Co.	2.900%	7/26/24	625	638
6	Bristol-Myers Squibb Co.	3.200%	6/15/26	360	373
6	Bristol-Myers Squibb Co.	3.400%	7/26/29	770	803
6	Bristol-Myers Squibb Co.	4.125%	6/15/39	355	384
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	93
	Bristol-Myers Squibb Co.	4.500%	3/1/44	100	112
6	Bristol-Myers Squibb Co.	4.250%	10/26/49	690	759
	Brown-Forman Corp.	3.500%	4/15/25	75	79
	Brown-Forman Corp.	4.500%	7/15/45	100	115
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	251
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	130
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	196
	Campbell Soup Co.	3.300%	3/15/21	125	127
	Campbell Soup Co.	3.650%	3/15/23	225	231
	Campbell Soup Co.	3.950%	3/15/25	200	208
	Campbell Soup Co.	3.300%	3/19/25	125	125
	Campbell Soup Co.	4.150%	3/15/28	225	235
	Campbell Soup Co.	3.800%	8/2/42	75	65
	Campbell Soup Co.	4.800%	3/15/48	160	162
	Cardinal Health Inc.	4.625%	12/15/20	100	103
	Cardinal Health Inc.	2.616%	6/15/22	215	216
	Cardinal Health Inc.	3.200%	3/15/23	150	152
	Cardinal Health Inc.	3.079%	6/15/24	225	227
	Cardinal Health Inc.	3.750%	9/15/25	100	103
	Cardinal Health Inc.	3.410%	6/15/27	265	263
	Cardinal Health Inc.	4.600%	3/15/43	75	71
	Cardinal Health Inc.	4.500%	11/15/44	50	46
	Cardinal Health Inc.	4.900%	9/15/45	100	98
	Cardinal Health Inc.	4.368%	6/15/47	125	114
	Celgene Corp.	2.875%	8/15/20	250	251
	Celgene Corp.	3.950%	10/15/20	125	127
	Celgene Corp.	2.875%	2/19/21	125	126
	Celgene Corp.	2.250%	8/15/21	75	75
	Celgene Corp.	3.250%	8/15/22	175	180
	Celgene Corp.	3.550%	8/15/22	50	52
	Celgene Corp.	2.750%	2/15/23	150	152
	Celgene Corp.	3.250%	2/20/23	200	205
	Celgene Corp.	4.000%	8/15/23	125	132
	Celgene Corp.	3.625%	5/15/24	175	183
	Celgene Corp.	3.875%	8/15/25	475	508
	Celgene Corp.	3.450%	11/15/27	110	114
	Celgene Corp.	3.900%	2/20/28	275	292
	Celgene Corp.	5.700%	10/15/40	50	59
	Celgene Corp.	5.250%	8/15/43	150	177
	Celgene Corp.	4.625%	5/15/44	175	198
	Celgene Corp.	5.000%	8/15/45	350	413
	Celgene Corp.	4.350%	11/15/47	250	276
	Celgene Corp.	4.550%	2/20/48	275	312
	Children’s Hospital Medical Center	4.268%	5/15/44	50	56
	Children’s Hospital Medical Center	4.115%	1/1/47	75	82
	CHRISTUS Health	4.341%	7/1/28	125	138
	Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
	Church & Dwight Co. Inc.	3.150%	8/1/27	100	101
	Church & Dwight Co. Inc.	3.950%	8/1/47	75	75
6	Cigna Corp.	3.200%	9/17/20	340	343
6	Cigna Corp.	3.400%	9/17/21	280	285
6	Cigna Corp.	3.750%	7/15/23	200	208
6	Cigna Corp.	4.125%	11/15/25	265	281
6	Cigna Corp.	4.375%	10/15/28	610	656
6	Cigna Corp.	4.800%	8/15/38	340	365
6	Cigna Corp.	4.900%	12/15/48	570	619
	City of Hope	5.623%	11/15/43	75	98
	City of Hope	4.378%	8/15/48	100	109
	Cleveland Clinic Foundation	4.858%	1/1/14	75	90
	Clorox Co.	3.800%	11/15/21	250	259
	Clorox Co.	3.050%	9/15/22	100	102
	Clorox Co.	3.500%	12/15/24	175	183
	Clorox Co.	3.100%	10/1/27	50	51
	Clorox Co.	3.900%	5/15/28	50	54
	Coca-Cola Co.	1.875%	10/27/20	400	399
	Coca-Cola Co.	2.450%	11/1/20	250	251
	Coca-Cola Co.	3.150%	11/15/20	125	127
	Coca-Cola Co.	1.550%	9/1/21	175	173
	Coca-Cola Co.	3.300%	9/1/21	250	257
	Coca-Cola Co.	2.200%	5/25/22	100	100
	Coca-Cola Co.	3.200%	11/1/23	225	234
	Coca-Cola Co.	2.875%	10/27/25	300	310
	Coca-Cola Co.	2.550%	6/1/26	100	101
	Coca-Cola Co.	2.250%	9/1/26	410	406
	Coca-Cola Co.	2.900%	5/25/27	50	52
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	131
	Coca-Cola European Partners plc	3.500%	9/15/20	300	303
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	262
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	180
	Colgate-Palmolive Co.	2.450%	11/15/21	75	76
	Colgate-Palmolive Co.	2.250%	11/15/22	75	76
	Colgate-Palmolive Co.	2.100%	5/1/23	280	279
	Colgate-Palmolive Co.	3.250%	3/15/24	100	105
	Colgate-Palmolive Co.	4.000%	8/15/45	125	138
	Colgate-Palmolive Co.	3.700%	8/1/47	50	53
	CommonSpirit Health	2.950%	11/1/22	75	76
3	CommonSpirit Health	4.350%	11/1/42	175	175
	Conagra Brands Inc.	3.800%	10/22/21	225	231
	Conagra Brands Inc.	3.250%	9/15/22	75	76
	Conagra Brands Inc.	3.200%	1/25/23	151	154
	Conagra Brands Inc.	4.300%	5/1/24	200	212
	Conagra Brands Inc.	4.600%	11/1/25	50	54
	Conagra Brands Inc.	7.000%	10/1/28	75	92
	Conagra Brands Inc.	4.850%	11/1/28	250	276
	Conagra Brands Inc.	8.250%	9/15/30	50	68
	Conagra Brands Inc.	5.300%	11/1/38	200	217
	Conagra Brands Inc.	5.400%	11/1/48	200	218
	Constellation Brands Inc.	2.250%	11/6/20	100	100
	Constellation Brands Inc.	3.750%	5/1/21	100	102
	Constellation Brands Inc.	2.700%	5/9/22	50	50
	Constellation Brands Inc.	2.650%	11/7/22	250	251
	Constellation Brands Inc.	3.200%	2/15/23	250	255
	Constellation Brands Inc.	4.250%	5/1/23	200	212
	Constellation Brands Inc.	4.750%	11/15/24	175	193
	Constellation Brands Inc.	4.400%	11/15/25	100	109
	Constellation Brands Inc.	3.700%	12/6/26	100	105
	Constellation Brands Inc.	3.500%	5/9/27	150	154
	Constellation Brands Inc.	3.600%	2/15/28	175	180
	Constellation Brands Inc.	4.650%	11/15/28	100	111
	Constellation Brands Inc.	4.500%	5/9/47	75	78
	Constellation Brands Inc.	4.100%	2/15/48	150	148
	Constellation Brands Inc.	5.250%	11/15/48	100	116
	Covidien International Finance SA	3.200%	6/15/22	200	205
	CVS Health Corp.	2.800%	7/20/20	475	476
	CVS Health Corp.	3.350%	3/9/21	500	507
	CVS Health Corp.	2.125%	6/1/21	250	248
	CVS Health Corp.	3.500%	7/20/22	350	359
	CVS Health Corp.	2.750%	12/1/22	150	150
	CVS Health Corp.	4.750%	12/1/22	150	159
	CVS Health Corp.	3.700%	3/9/23	1,005	1,037
	CVS Health Corp.	4.000%	12/5/23	195	204
	CVS Health Corp.	3.375%	8/12/24	475	486
	CVS Health Corp.	4.100%	3/25/25	905	954

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CVS Health Corp.	3.875%	7/20/25	565	590
CVS Health Corp.	2.875%	6/1/26	425	417
CVS Health Corp.	4.300%	3/25/28	1,685	1,772
CVS Health Corp.	4.875%	7/20/35	125	131
CVS Health Corp.	4.780%	3/25/38	775	801
CVS Health Corp.	6.125%	9/15/39	75	87
CVS Health Corp.	5.300%	12/5/43	150	162
CVS Health Corp.	5.125%	7/20/45	775	825
CVS Health Corp.	5.050%	3/25/48	1,600	1,693
Danaher Corp.	2.400%	9/15/20	100	100
Danaher Corp.	3.350%	9/15/25	100	104
Danaher Corp.	4.375%	9/15/45	75	84
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	107
Delhaize America LLC	9.000%	4/15/31	100	144
Diageo Capital plc	4.828%	7/15/20	125	128
Diageo Capital plc	2.625%	4/29/23	500	506
Diageo Capital plc	5.875%	9/30/36	50	65
Diageo Investment Corp.	2.875%	5/11/22	300	305
Diageo Investment Corp.	4.250%	5/11/42	150	167
Dignity Health	3.125%	11/1/22	50	51
Dignity Health	3.812%	11/1/24	100	105
Dignity Health	4.500%	11/1/42	100	102
Dignity Health	5.267%	11/1/64	50	56
Duke University Health System Inc.	3.920%	6/1/47	100	108
Edwards Lifesciences Corp.	4.300%	6/15/28	75	81
Eli Lilly & Co.	2.350%	5/15/22	50	50
Eli Lilly & Co.	2.750%	6/1/25	150	153
Eli Lilly & Co.	3.100%	5/15/27	125	130
Eli Lilly & Co.	3.375%	3/15/29	225	240
Eli Lilly & Co.	5.550%	3/15/37	100	126
Eli Lilly & Co.	3.875%	3/15/39	200	215
Eli Lilly & Co.	3.700%	3/1/45	160	166
Eli Lilly & Co.	3.950%	5/15/47	50	54
Eli Lilly & Co.	3.950%	3/15/49	275	297
Eli Lilly & Co.	4.150%	3/15/59	200	219
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	223
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	155
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	99
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	115
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	112
Express Scripts Holding Co.	2.600%	11/30/20	100	100
Express Scripts Holding Co.	3.300%	2/25/21	150	152
Express Scripts Holding Co.	4.750%	11/15/21	425	445
Express Scripts Holding Co.	3.900%	2/15/22	200	207
Express Scripts Holding Co.	3.050%	11/30/22	100	101
Express Scripts Holding Co.	3.000%	7/15/23	700	708
Express Scripts Holding Co.	3.500%	6/15/24	175	180
Express Scripts Holding Co.	4.500%	2/25/26	390	421
Express Scripts Holding Co.	3.400%	3/1/27	275	278
Express Scripts Holding Co.	6.125%	11/15/41	92	112
Express Scripts Holding Co.	4.800%	7/15/46	350	368
Flowers Foods Inc.	4.375%	4/1/22	50	52
Flowers Foods Inc.	3.500%	10/1/26	75	75
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	108
Genentech Inc.	5.250%	7/15/35	100	120
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	251
General Mills Inc.	3.700%	10/17/23	575	602
General Mills Inc.	3.650%	2/15/24	100	104
General Mills Inc.	3.200%	2/10/27	150	152
General Mills Inc.	4.200%	4/17/28	225	242
General Mills Inc.	4.550%	4/17/38	75	79
General Mills Inc.	5.400%	6/15/40	100	116
General Mills Inc.	4.150%	2/15/43	100	98
General Mills Inc.	4.700%	4/17/48	75	81
Gilead Sciences Inc.	2.550%	9/1/20	325	326
Gilead Sciences Inc.	4.500%	4/1/21	150	155
Gilead Sciences Inc.	4.400%	12/1/21	725	758
Gilead Sciences Inc.	3.250%	9/1/22	375	385
Gilead Sciences Inc.	2.500%	9/1/23	300	302
Gilead Sciences Inc.	3.700%	4/1/24	470	496
Gilead Sciences Inc.	3.500%	2/1/25	335	351
Gilead Sciences Inc.	3.650%	3/1/26	575	608
Gilead Sciences Inc.	2.950%	3/1/27	225	228
Gilead Sciences Inc.	4.600%	9/1/35	100	112
Gilead Sciences Inc.	4.000%	9/1/36	50	52
Gilead Sciences Inc.	5.650%	12/1/41	175	218
Gilead Sciences Inc.	4.800%	4/1/44	300	340
Gilead Sciences Inc.	4.500%	2/1/45	275	301
Gilead Sciences Inc.	4.750%	3/1/46	430	486
Gilead Sciences Inc.	4.150%	3/1/47	550	577
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	51
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	234
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	345
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	409
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	107
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	525	729
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	111
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	381
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	356
GlaxoSmithKline Capital plc	3.000%	6/1/24	250	257
GlaxoSmithKline Capital plc	3.375%	6/1/29	200	211
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	136
Hackensack Meridian Health Inc.	4.500%	7/1/57	50	57
Hasbro Inc.	6.350%	3/15/40	125	146
Hasbro Inc.	5.100%	5/15/44	50	51
HCA Inc.	5.875%	3/15/22	100	109
HCA Inc.	4.750%	5/1/23	250	267
HCA Inc.	5.000%	3/15/24	375	408
HCA Inc.	5.250%	4/15/25	320	354
HCA Inc.	5.250%	6/15/26	300	331
HCA Inc.	4.500%	2/15/27	25	27
HCA Inc.	4.125%	6/15/29	380	390
HCA Inc.	5.125%	6/15/39	100	104
HCA Inc.	5.500%	6/15/47	300	321
HCA Inc.	5.250%	6/15/49	400	416
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	3.100%	5/15/21	75	76
Hershey Co.	2.625%	5/1/23	100	101
Hershey Co.	3.375%	5/15/23	150	157
Hershey Co.	3.200%	8/21/25	65	68
Hershey Co.	2.300%	8/15/26	100	98
Hillshire Brands Co.	4.100%	9/15/20	50	51
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	135
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	99
JM Smucker Co.	3.500%	10/15/21	175	179
JM Smucker Co.	3.000%	3/15/22	100	101
JM Smucker Co.	3.500%	3/15/25	175	181
JM Smucker Co.	3.375%	12/15/27	150	153
JM Smucker Co.	4.250%	3/15/35	100	102
JM Smucker Co.	4.375%	3/15/45	100	101
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	106
Johnson & Johnson	2.950%	9/1/20	100	101
Johnson & Johnson	1.950%	11/10/20	200	200
Johnson & Johnson	1.650%	3/1/21	275	273
Johnson & Johnson	2.250%	3/3/22	325	327
Johnson & Johnson	2.050%	3/1/23	125	125
Johnson & Johnson	3.375%	12/5/23	200	211
Johnson & Johnson	2.625%	1/15/25	250	255
Johnson & Johnson	2.450%	3/1/26	350	351
Johnson & Johnson	2.950%	3/3/27	200	207
Johnson & Johnson	2.900%	1/15/28	100	103
Johnson & Johnson	6.950%	9/1/29	75	103
Johnson & Johnson	4.950%	5/15/33	150	186
Johnson & Johnson	4.375%	12/5/33	100	117
Johnson & Johnson	3.550%	3/1/36	175	185
Johnson & Johnson	3.625%	3/3/37	150	160
Johnson & Johnson	5.950%	8/15/37	300	416

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Johnson & Johnson	3.400%	1/15/38	200	208
	Johnson & Johnson	4.500%	9/1/40	150	175
	Johnson & Johnson	4.500%	12/5/43	200	237
	Johnson & Johnson	3.700%	3/1/46	350	380
	Johnson & Johnson	3.750%	3/3/47	200	219
	Johnson & Johnson	3.500%	1/15/48	200	209
	Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	103
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	281
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	167
	Kellogg Co.	4.000%	12/15/20	172	176
	Kellogg Co.	3.250%	5/14/21	75	76
	Kellogg Co.	2.650%	12/1/23	150	152
	Kellogg Co.	3.250%	4/1/26	125	127
	Kellogg Co.	3.400%	11/15/27	125	127
	Kellogg Co.	7.450%	4/1/31	25	34
	Kellogg Co.	4.500%	4/1/46	250	248
	Keurig Dr Pepper Inc.	3.551%	5/25/21	300	306
	Keurig Dr Pepper Inc.	2.700%	11/15/22	50	50
	Keurig Dr Pepper Inc.	4.057%	5/25/23	375	393
	Keurig Dr Pepper Inc.	3.130%	12/15/23	350	355
	Keurig Dr Pepper Inc.	4.417%	5/25/25	175	186
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	102
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	72
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	101
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	432
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	21
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	110
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	202
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	124
	Kimberly-Clark Corp.	3.625%	8/1/20	140	142
	Kimberly-Clark Corp.	3.050%	8/15/25	50	52
	Kimberly-Clark Corp.	2.750%	2/15/26	100	102
	Kimberly-Clark Corp.	3.950%	11/1/28	50	55
	Kimberly-Clark Corp.	3.200%	4/25/29	75	79
	Kimberly-Clark Corp.	6.625%	8/1/37	250	355
	Kimberly-Clark Corp.	5.300%	3/1/41	25	32
	Kimberly-Clark Corp.	3.200%	7/30/46	100	96
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	42
	Koninklijke Philips NV	6.875%	3/11/38	100	138
	Koninklijke Philips NV	5.000%	3/15/42	125	145
	Kraft Foods Group Inc.	6.875%	1/26/39	275	329
	Kraft Foods Group Inc.	6.500%	2/9/40	50	58
	Kraft Foods Group Inc.	5.000%	6/4/42	385	396
	Kraft Heinz Foods Co.	2.800%	7/2/20	280	281
	Kraft Heinz Foods Co.	3.500%	7/15/22	320	327
	Kraft Heinz Foods Co.	4.000%	6/15/23	300	314
	Kraft Heinz Foods Co.	3.950%	7/15/25	360	373
	Kraft Heinz Foods Co.	3.000%	6/1/26	375	365
	Kraft Heinz Foods Co.	4.625%	1/30/29	200	215
	Kraft Heinz Foods Co.	5.000%	7/15/35	195	205
	Kraft Heinz Foods Co.	5.200%	7/15/45	395	413
	Kraft Heinz Foods Co.	4.375%	6/1/46	550	520
	Kroger Co.	3.300%	1/15/21	250	253
	Kroger Co.	2.600%	2/1/21	50	50
	Kroger Co.	2.950%	11/1/21	150	152
	Kroger Co.	3.400%	4/15/22	75	77
	Kroger Co.	2.800%	8/1/22	100	101
	Kroger Co.	4.000%	2/1/24	100	105
	Kroger Co.	3.500%	2/1/26	160	163
	Kroger Co.	2.650%	10/15/26	140	135
	Kroger Co.	3.700%	8/1/27	100	103
	Kroger Co.	7.700%	6/1/29	50	64
	Kroger Co.	8.000%	9/15/29	125	166
	Kroger Co.	7.500%	4/1/31	100	132
	Kroger Co.	5.400%	7/15/40	50	54
	Kroger Co.	5.000%	4/15/42	125	128
	Kroger Co.	5.150%	8/1/43	100	106
	Kroger Co.	3.875%	10/15/46	50	44
	Kroger Co.	4.450%	2/1/47	225	219
	Kroger Co.	4.650%	1/15/48	150	151
	Laboratory Corp. of America Holdings	3.200%	2/1/22	100	102
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	153
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	207
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	103
	Laboratory Corp. of America Holdings	4.700%	2/1/45	170	175
	Life Technologies Corp.	5.000%	1/15/21	100	103
3	Mayo Clinic	3.774%	11/15/43	75	79
3	Mayo Clinic	4.128%	11/15/52	50	56
	McCormick & Co. Inc.	3.900%	7/15/21	50	51
	McCormick & Co. Inc.	3.150%	8/15/24	150	153
	McCormick & Co. Inc.	3.400%	8/15/27	150	153
	McKesson Corp.	3.650%	11/30/20	125	127
	McKesson Corp.	3.796%	3/15/24	200	210
	McKesson Corp.	3.950%	2/16/28	200	206
	Mead Johnson Nutrition Co.	3.000%	11/15/20	150	151
	Mead Johnson Nutrition Co.	4.125%	11/15/25	125	135
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	131
	Mead Johnson Nutrition Co.	4.600%	6/1/44	75	86
	Medtronic Global Holdings SCA	3.350%	4/1/27	115	122
	Medtronic Inc.	3.125%	3/15/22	135	138
	Medtronic Inc.	3.150%	3/15/22	825	848
	Medtronic Inc.	3.625%	3/15/24	50	53
	Medtronic Inc.	3.500%	3/15/25	890	947
	Medtronic Inc.	4.375%	3/15/35	643	739
	Medtronic Inc.	5.550%	3/15/40	75	96
	Medtronic Inc.	4.625%	3/15/45	362	436
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	168
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	28
	Merck & Co. Inc.	3.875%	1/15/21	225	230
	Merck & Co. Inc.	2.350%	2/10/22	225	227
	Merck & Co. Inc.	2.400%	9/15/22	250	252
	Merck & Co. Inc.	2.800%	5/18/23	325	333
	Merck & Co. Inc.	2.900%	3/7/24	25	26
	Merck & Co. Inc.	2.750%	2/10/25	525	539
	Merck & Co. Inc.	3.400%	3/7/29	275	293
	Merck & Co. Inc.	6.500%	12/1/33	125	175
	Merck & Co. Inc.	3.900%	3/7/39	200	218
	Merck & Co. Inc.	3.600%	9/15/42	100	103
	Merck & Co. Inc.	4.150%	5/18/43	200	223
	Merck & Co. Inc.	3.700%	2/10/45	525	553
	Merck & Co. Inc.	4.000%	3/7/49	375	416
	Mercy Health	4.302%	7/1/28	25	28
	Molson Coors Brewing Co.	2.100%	7/15/21	100	99
	Molson Coors Brewing Co.	3.500%	5/1/22	25	26
	Molson Coors Brewing Co.	3.000%	7/15/26	375	370
	Molson Coors Brewing Co.	5.000%	5/1/42	100	105
	Molson Coors Brewing Co.	4.200%	7/15/46	475	455
	Mondelez International Inc.	3.625%	2/13/26	100	105
3	Montefiore Obligated Group	5.246%	11/1/48	125	138
3	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	51
	Mylan Inc.	4.200%	11/29/23	100	101
	Mylan Inc.	4.550%	4/15/28	150	147
	Mylan Inc.	5.400%	11/29/43	75	69
	Mylan Inc.	5.200%	4/15/48	150	138
	Mylan NV	3.150%	6/15/21	400	400
	Mylan NV	3.950%	6/15/26	375	362
	Mylan NV	5.250%	6/15/46	175	163
	New York & Presbyterian Hospital	4.024%	8/1/45	130	144
	New York & Presbyterian Hospital	4.063%	8/1/56	75	81
	Newell Brands Inc.	3.850%	4/1/23	335	340
	Newell Brands Inc.	4.000%	12/1/24	100	100
	Newell Brands Inc.	4.200%	4/1/26	375	372
	Newell Brands Inc.	5.375%	4/1/36	229	225
	Newell Brands Inc.	5.500%	4/1/46	105	102
	Northwell Healthcare Inc.	3.979%	11/1/46	100	102
	Northwell Healthcare Inc.	4.260%	11/1/47	200	214
	Novartis Capital Corp.	2.400%	5/17/22	400	403
	Novartis Capital Corp.	2.400%	9/21/22	175	176
	Novartis Capital Corp.	3.400%	5/6/24	400	422
	Novartis Capital Corp.	3.000%	11/20/25	350	361

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Novartis Capital Corp.	3.100%	5/17/27	175	183
	Novartis Capital Corp.	3.700%	9/21/42	100	105
	Novartis Capital Corp.	4.400%	5/6/44	375	437
	Novartis Capital Corp.	4.000%	11/20/45	225	248
	NYU Hospitals Center	4.784%	7/1/44	100	120
3	NYU Hospitals Center	4.368%	7/1/47	110	124
	Orlando Health Obligated Group	4.089%	10/1/48	50	53
	Partners Healthcare System Inc.	4.117%	7/1/55	50	54
	PeaceHealth Obligated Group	4.787%	11/15/48	75	90
	PepsiCo Inc.	2.150%	10/14/20	200	200
	PepsiCo Inc.	2.000%	4/15/21	300	300
	PepsiCo Inc.	3.000%	8/25/21	150	153
	PepsiCo Inc.	1.700%	10/6/21	175	174
	PepsiCo Inc.	2.750%	3/5/22	375	383
	PepsiCo Inc.	2.250%	5/2/22	150	151
	PepsiCo Inc.	3.600%	3/1/24	700	742
	PepsiCo Inc.	2.750%	4/30/25	200	205
	PepsiCo Inc.	3.500%	7/17/25	125	133
	PepsiCo Inc.	2.375%	10/6/26	225	224
	PepsiCo Inc.	3.000%	10/15/27	325	337
	PepsiCo Inc.	4.000%	3/5/42	175	193
	PepsiCo Inc.	3.600%	8/13/42	100	104
	PepsiCo Inc.	4.250%	10/22/44	225	256
	PepsiCo Inc.	4.600%	7/17/45	75	90
	PepsiCo Inc.	4.450%	4/14/46	275	327
	PepsiCo Inc.	3.450%	10/6/46	300	308
	PepsiCo Inc.	4.000%	5/2/47	100	112
	PerkinElmer Inc.	5.000%	11/15/21	150	157
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	199
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	225
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	70
	Pfizer Inc.	5.200%	8/12/20	25	26
	Pfizer Inc.	1.950%	6/3/21	225	224
	Pfizer Inc.	3.000%	9/15/21	125	128
	Pfizer Inc.	2.200%	12/15/21	100	100
	Pfizer Inc.	2.800%	3/11/22	200	206
	Pfizer Inc.	3.200%	9/15/23	125	130
	Pfizer Inc.	2.950%	3/15/24	150	155
	Pfizer Inc.	3.400%	5/15/24	100	105
	Pfizer Inc.	2.750%	6/3/26	290	293
	Pfizer Inc.	3.000%	12/15/26	300	309
	Pfizer Inc.	3.600%	9/15/28	200	215
	Pfizer Inc.	3.450%	3/15/29	175	185
	Pfizer Inc.	4.000%	12/15/36	200	218
	Pfizer Inc.	4.100%	9/15/38	150	165
	Pfizer Inc.	3.900%	3/15/39	125	135
	Pfizer Inc.	7.200%	3/15/39	425	646
	Pfizer Inc.	4.300%	6/15/43	125	141
	Pfizer Inc.	4.400%	5/15/44	200	228
	Pfizer Inc.	4.125%	12/15/46	250	276
	Pfizer Inc.	4.200%	9/15/48	450	505
	Pfizer Inc.	4.000%	3/15/49	250	272
	Pharmacia LLC	6.600%	12/1/28	75	97
	Philip Morris International Inc.	1.875%	2/25/21	125	124
	Philip Morris International Inc.	2.375%	8/17/22	150	150
	Philip Morris International Inc.	2.500%	11/2/22	300	301
	Philip Morris International Inc.	2.625%	3/6/23	100	101
	Philip Morris International Inc.	2.125%	5/10/23	95	94
	Philip Morris International Inc.	3.600%	11/15/23	500	521
	Philip Morris International Inc.	2.875%	5/1/24	200	203
	Philip Morris International Inc.	3.250%	11/10/24	250	258
	Philip Morris International Inc.	3.375%	8/11/25	150	156
	Philip Morris International Inc.	2.750%	2/25/26	200	201
	Philip Morris International Inc.	3.125%	3/2/28	100	101
	Philip Morris International Inc.	3.375%	8/15/29	200	205
	Philip Morris International Inc.	6.375%	5/16/38	200	263
	Philip Morris International Inc.	4.375%	11/15/41	350	367
	Philip Morris International Inc.	4.500%	3/20/42	125	134
	Philip Morris International Inc.	3.875%	8/21/42	25	25
	Philip Morris International Inc.	4.125%	3/4/43	175	178
	Philip Morris International Inc.	4.875%	11/15/43	155	176
	Philip Morris International Inc.	4.250%	11/10/44	200	208
3	Procter & Gamble - Esop	9.360%	1/1/21	108	116
	Procter & Gamble Co.	1.900%	10/23/20	100	100
	Procter & Gamble Co.	1.850%	2/2/21	100	100
	Procter & Gamble Co.	1.700%	11/3/21	125	124
	Procter & Gamble Co.	2.300%	2/6/22	425	428
	Procter & Gamble Co.	3.100%	8/15/23	150	156
	Procter & Gamble Co.	2.700%	2/2/26	100	102
	Procter & Gamble Co.	2.450%	11/3/26	100	100
	Procter & Gamble Co.	3.500%	10/25/47	225	239
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	50
3	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	77
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	79
	Quest Diagnostics Inc.	4.250%	4/1/24	100	106
	Quest Diagnostics Inc.	3.500%	3/30/25	100	103
	Quest Diagnostics Inc.	3.450%	6/1/26	125	128
	Quest Diagnostics Inc.	4.200%	6/30/29	150	160
	Quest Diagnostics Inc.	5.750%	1/30/40	13	15
	Quest Diagnostics Inc.	4.700%	3/30/45	25	26
	Reynolds American Inc.	4.000%	6/12/22	175	182
	Reynolds American Inc.	4.850%	9/15/23	125	134
	Reynolds American Inc.	4.450%	6/12/25	475	503
	Reynolds American Inc.	5.700%	8/15/35	175	192
	Reynolds American Inc.	7.250%	6/15/37	100	124
	Reynolds American Inc.	6.150%	9/15/43	75	82
	Reynolds American Inc.	5.850%	8/15/45	375	399
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	104
	Sanofi	4.000%	3/29/21	350	361
	Sanofi	3.375%	6/19/23	225	234
	Sanofi	3.625%	6/19/28	225	241
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	699
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	625	630
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	580
	SSM Health Care Corp.	3.688%	6/1/23	150	157
	SSM Health Care Corp.	3.823%	6/1/27	100	106
	Stanford Health Care	3.795%	11/15/48	125	134
	Stryker Corp.	2.625%	3/15/21	150	151
	Stryker Corp.	3.375%	5/15/24	213	221
	Stryker Corp.	3.375%	11/1/25	140	147
	Stryker Corp.	3.500%	3/15/26	183	191
	Stryker Corp.	3.650%	3/7/28	50	53
	Stryker Corp.	4.100%	4/1/43	75	78
	Stryker Corp.	4.375%	5/15/44	50	54
	Stryker Corp.	4.625%	3/15/46	175	199
	Sutter Health	3.695%	8/15/28	75	80
	Sutter Health	4.091%	8/15/48	75	80
	Sysco Corp.	2.600%	10/1/20	50	50
	Sysco Corp.	2.500%	7/15/21	75	75
	Sysco Corp.	2.600%	6/12/22	125	126
	Sysco Corp.	3.750%	10/1/25	75	80
	Sysco Corp.	3.300%	7/15/26	250	257
	Sysco Corp.	3.250%	7/15/27	175	179
	Sysco Corp.	4.850%	10/1/45	50	56
	Sysco Corp.	4.500%	4/1/46	100	108
	Sysco Corp.	4.450%	3/15/48	100	109
6	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	200	204
6	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	207
6	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	213
6	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	459
3	Texas Health Resources	4.330%	11/15/55	25	28
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	207
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	205
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	205
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	102
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	128

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	422
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	201
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	51
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	225
Toledo Hospital	5.325%	11/15/28	50	55
Trinity Health Corp.	4.125%	12/1/45	85	92
Tupperware Brands Corp.	4.750%	6/1/21	100	103
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	275	290
Tyson Foods Inc.	3.900%	9/28/23	100	105
Tyson Foods Inc.	3.950%	8/15/24	250	263
Tyson Foods Inc.	3.550%	6/2/27	275	285
Tyson Foods Inc.	4.350%	3/1/29	230	251
Tyson Foods Inc.	4.875%	8/15/34	100	112
Tyson Foods Inc.	5.150%	8/15/44	100	110
Tyson Foods Inc.	4.550%	6/2/47	150	156
Tyson Foods Inc.	5.100%	9/28/48	275	310
Unilever Capital Corp.	2.100%	7/30/20	250	250
Unilever Capital Corp.	4.250%	2/10/21	200	207
Unilever Capital Corp.	2.750%	3/22/21	100	101
Unilever Capital Corp.	1.375%	7/28/21	100	98
Unilever Capital Corp.	3.000%	3/7/22	100	102
Unilever Capital Corp.	3.250%	3/7/24	250	259
Unilever Capital Corp.	2.600%	5/5/24	375	377
Unilever Capital Corp.	3.100%	7/30/25	225	232
Unilever Capital Corp.	2.000%	7/28/26	125	121
Unilever Capital Corp.	3.500%	3/22/28	200	213
Unilever Capital Corp.	5.900%	11/15/32	100	133
Whirlpool Corp.	4.850%	6/15/21	50	52
Whirlpool Corp.	4.700%	6/1/22	100	105
Whirlpool Corp.	4.000%	3/1/24	50	52
Whirlpool Corp.	3.700%	5/1/25	75	77
Whirlpool Corp.	4.750%	2/26/29	150	161
Whirlpool Corp.	4.500%	6/1/46	100	95
Wyeth LLC	7.250%	3/1/23	250	293
Wyeth LLC	6.450%	2/1/24	300	354
Wyeth LLC	6.500%	2/1/34	150	208
Wyeth LLC	6.000%	2/15/36	85	112
Wyeth LLC	5.950%	4/1/37	385	510
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	102
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	178
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	52
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	361
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	57
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	151
Zoetis Inc.	3.450%	11/13/20	75	76
Zoetis Inc.	3.250%	8/20/21	50	51
Zoetis Inc.	3.250%	2/1/23	350	359
Zoetis Inc.	4.500%	11/13/25	100	109
Zoetis Inc.	3.000%	9/12/27	150	150
Zoetis Inc.	3.900%	8/20/28	100	107
Zoetis Inc.	4.700%	2/1/43	150	169
Zoetis Inc.	3.950%	9/12/47	150	151
Zoetis Inc.	4.450%	8/20/48	75	82

Energy (2.4%)
Anadarko Petroleum Corp.	5.550%	3/15/26	200	224
Anadarko Petroleum Corp.	6.450%	9/15/36	200	244
Anadarko Petroleum Corp.	7.950%	6/15/39	25	34
Anadarko Petroleum Corp.	6.200%	3/15/40	515	617
Anadarko Petroleum Corp.	4.500%	7/15/44	400	406
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	25	26
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	400	422
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	100	107
Apache Corp.	3.625%	2/1/21	17	17
Apache Corp.	3.250%	4/15/22	21	21
Apache Corp.	4.375%	10/15/28	400	417
Apache Corp.	5.100%	9/1/40	350	353
Apache Corp.	5.250%	2/1/42	100	102
Apache Corp.	4.750%	4/15/43	200	194
Apache Corp.	4.250%	1/15/44	150	135
Baker Hughes a GE Co. LLC	3.200%	8/15/21	100	101
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	192
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	375	379
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	201
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	266
Boardwalk Pipelines LP	3.375%	2/1/23	100	101
Boardwalk Pipelines LP	4.950%	12/15/24	150	160
Boardwalk Pipelines LP	5.950%	6/1/26	200	222
Boardwalk Pipelines LP	4.450%	7/15/27	100	102
Boardwalk Pipelines LP	4.800%	5/3/29	100	104
BP Capital Markets America Inc.	4.500%	10/1/20	300	308
BP Capital Markets America Inc.	4.742%	3/11/21	250	260
BP Capital Markets America Inc.	3.245%	5/6/22	250	257
BP Capital Markets America Inc.	2.520%	9/19/22	50	50
BP Capital Markets America Inc.	2.750%	5/10/23	300	304
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,114
BP Capital Markets America Inc.	3.796%	9/21/25	125	133
BP Capital Markets America Inc.	3.410%	2/11/26	100	105
BP Capital Markets America Inc.	3.119%	5/4/26	550	561
BP Capital Markets America Inc.	3.017%	1/16/27	400	408
BP Capital Markets America Inc.	3.937%	9/21/28	175	190
BP Capital Markets America Inc.	4.234%	11/6/28	100	111
BP Capital Markets plc	3.062%	3/17/22	25	26
BP Capital Markets plc	2.500%	11/6/22	450	452
BP Capital Markets plc	3.994%	9/26/23	200	213
BP Capital Markets plc	3.814%	2/10/24	400	424
BP Capital Markets plc	3.535%	11/4/24	68	71
BP Capital Markets plc	3.506%	3/17/25	200	210
BP Capital Markets plc	3.279%	9/19/27	150	155
BP Capital Markets plc	3.723%	11/28/28	100	107
Buckeye Partners LP	4.150%	7/1/23	75	73
Buckeye Partners LP	3.950%	12/1/26	100	88
Buckeye Partners LP	5.850%	11/15/43	100	83
Burlington Resources Finance Co.	7.400%	12/1/31	175	248
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	201
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	725
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	196
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	155
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	116
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	62
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	123
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	159
Cenovus Energy Inc.	5.700%	10/15/19	38	39
Cenovus Energy Inc.	3.800%	9/15/23	351	361
Cenovus Energy Inc.	4.250%	4/15/27	225	233
Cenovus Energy Inc.	5.250%	6/15/37	150	156
Cenovus Energy Inc.	6.750%	11/15/39	300	358
Cenovus Energy Inc.	5.400%	6/15/47	200	216
Chevron Corp.	2.419%	11/17/20	200	201
Chevron Corp.	2.100%	5/16/21	300	300
Chevron Corp.	2.498%	3/3/22	100	101
Chevron Corp.	2.355%	12/5/22	1,130	1,139
Chevron Corp.	3.191%	6/24/23	225	233
Chevron Corp.	2.895%	3/3/24	100	103
Chevron Corp.	2.954%	5/16/26	400	412
Cimarex Energy Co.	4.375%	6/1/24	200	212
Cimarex Energy Co.	3.900%	5/15/27	250	257
Cimarex Energy Co.	4.375%	3/15/29	100	106
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	322
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	117
Concho Resources Inc.	3.750%	10/1/27	400	412
Concho Resources Inc.	4.875%	10/1/47	150	168
Concho Resources Inc.	4.850%	8/15/48	125	141

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ConocoPhillips	5.900%	10/15/32	450	583
	ConocoPhillips	5.900%	5/15/38	450	590
	ConocoPhillips	6.500%	2/1/39	200	281
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	260
	ConocoPhillips Co.	4.150%	11/15/34	26	28
	ConocoPhillips Co.	4.300%	11/15/44	125	140
	ConocoPhillips Holding Co.	6.950%	4/15/29	350	473
	Continental Resources Inc.	5.000%	9/15/22	255	257
	Continental Resources Inc.	4.500%	4/15/23	200	210
	Continental Resources Inc.	4.375%	1/15/28	200	211
	Continental Resources Inc.	4.900%	6/1/44	100	106
	Devon Energy Corp.	4.000%	7/15/21	100	104
	Devon Energy Corp.	3.250%	5/15/22	200	206
	Devon Energy Corp.	7.950%	4/15/32	163	231
	Devon Energy Corp.	5.600%	7/15/41	325	386
	Devon Energy Corp.	4.750%	5/15/42	200	217
	Devon Financing Co. LLC	7.875%	9/30/31	160	222
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	201
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	208
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	224
	Enable Midstream Partners LP	3.900%	5/15/24	150	152
	Enable Midstream Partners LP	4.400%	3/15/27	150	151
	Enable Midstream Partners LP	4.950%	5/15/28	100	104
	Enable Midstream Partners LP	5.000%	5/15/44	100	93
	Enbridge Energy Partners LP	4.375%	10/15/20	100	102
	Enbridge Energy Partners LP	5.875%	10/15/25	150	173
	Enbridge Energy Partners LP	7.500%	4/15/38	150	210
	Enbridge Energy Partners LP	5.500%	9/15/40	75	87
	Enbridge Energy Partners LP	7.375%	10/15/45	125	183
	Enbridge Inc.	2.900%	7/15/22	75	76
	Enbridge Inc.	4.250%	12/1/26	200	217
	Enbridge Inc.	3.700%	7/15/27	150	155
	Enbridge Inc.	4.500%	6/10/44	100	106
	Encana Corp.	6.500%	8/15/34	300	370
	Encana Corp.	6.625%	8/15/37	200	245
	Encana Corp.	6.500%	2/1/38	100	121
	Energy Transfer Operating LP	4.150%	10/1/20	75	76
	Energy Transfer Operating LP	4.650%	6/1/21	105	109
	Energy Transfer Operating LP	4.250%	3/15/23	400	417
	Energy Transfer Operating LP	4.200%	9/15/23	80	84
	Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,040
	Energy Transfer Operating LP	4.750%	1/15/26	100	107
	Energy Transfer Operating LP	4.200%	4/15/27	100	104
	Energy Transfer Operating LP	5.500%	6/1/27	380	424
	Energy Transfer Operating LP	5.250%	4/15/29	325	362
	Energy Transfer Operating LP	6.250%	4/15/49	320	376
	Energy Transfer Partners LP	3.600%	2/1/23	450	456
	Energy Transfer Partners LP	4.950%	6/15/28	350	381
	Energy Transfer Partners LP	6.625%	10/15/36	150	174
	Energy Transfer Partners LP	5.800%	6/15/38	150	167
	Energy Transfer Partners LP	6.050%	6/1/41	100	112
	Energy Transfer Partners LP	6.500%	2/1/42	275	324
	Energy Transfer Partners LP	5.150%	3/15/45	150	152
	Energy Transfer Partners LP	6.125%	12/15/45	200	227
	Energy Transfer Partners LP	5.300%	4/15/47	200	208
	Energy Transfer Partners LP	6.000%	6/15/48	100	114
	Enterprise Products Operating LLC	5.200%	9/1/20	300	310
	Enterprise Products Operating LLC	2.800%	2/15/21	125	126
	Enterprise Products Operating LLC	3.500%	2/1/22	100	103
	Enterprise Products Operating LLC	3.350%	3/15/23	225	231
	Enterprise Products Operating LLC	3.900%	2/15/24	375	397
	Enterprise Products Operating LLC	3.750%	2/15/25	150	158
	Enterprise Products Operating LLC	3.700%	2/15/26	200	211
	Enterprise Products Operating LLC	3.950%	2/15/27	100	107
	Enterprise Products Operating LLC	4.150%	10/16/28	300	325
	Enterprise Products Operating LLC	3.125%	7/31/29	250	251
	Enterprise Products Operating LLC	6.875%	3/1/33	175	233
	Enterprise Products Operating LLC	7.550%	4/15/38	150	208
	Enterprise Products Operating LLC	6.125%	10/15/39	300	372
	Enterprise Products Operating LLC	5.950%	2/1/41	175	215
	Enterprise Products Operating LLC	4.450%	2/15/43	300	314
	Enterprise Products Operating LLC	4.850%	3/15/44	370	408
	Enterprise Products Operating LLC	5.100%	2/15/45	33	38
	Enterprise Products Operating LLC	4.900%	5/15/46	200	224
	Enterprise Products Operating LLC	4.250%	2/15/48	300	308
	Enterprise Products Operating LLC	4.800%	2/1/49	120	133
	Enterprise Products Operating LLC	4.200%	1/31/50	250	257
	Enterprise Products Operating LLC	4.950%	10/15/54	100	110
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	100	95
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	200	185
	EOG Resources Inc.	4.100%	2/1/21	350	359
	EOG Resources Inc.	2.625%	3/15/23	450	455
	EOG Resources Inc.	4.150%	1/15/26	150	163
	EOG Resources Inc.	3.900%	4/1/35	75	79
	EQM Midstream Partners LP	4.125%	12/1/26	100	96
	EQM Midstream Partners LP	5.500%	7/15/28	150	158
	EQT Corp.	2.500%	10/1/20	50	50
	EQT Corp.	4.875%	11/15/21	125	131
	EQT Corp.	3.000%	10/1/22	150	148
	EQT Corp.	3.900%	10/1/27	200	189
	EQT Midstream Partners LP	4.750%	7/15/23	275	285
	EQT Midstream Partners LP	6.500%	7/15/48	110	115
	Exxon Mobil Corp.	2.222%	3/1/21	400	401
	Exxon Mobil Corp.	2.397%	3/6/22	350	353
	Exxon Mobil Corp.	2.726%	3/1/23	350	357
	Exxon Mobil Corp.	2.709%	3/6/25	300	306
	Exxon Mobil Corp.	3.043%	3/1/26	300	310
	Exxon Mobil Corp.	3.567%	3/6/45	235	247
	Exxon Mobil Corp.	4.114%	3/1/46	400	458
	Halliburton Co.	3.500%	8/1/23	225	232
	Halliburton Co.	3.800%	11/15/25	350	367
	Halliburton Co.	4.850%	11/15/35	200	213
	Halliburton Co.	6.700%	9/15/38	125	159
	Halliburton Co.	7.450%	9/15/39	200	274
	Halliburton Co.	4.500%	11/15/41	100	101
	Halliburton Co.	4.750%	8/1/43	150	157
	Halliburton Co.	5.000%	11/15/45	400	434
	Helmerich & Payne Inc.	4.650%	3/15/25	50	53
	Hess Corp.	3.500%	7/15/24	100	101
	Hess Corp.	4.300%	4/1/27	250	259
	Hess Corp.	7.125%	3/15/33	100	122
	Hess Corp.	6.000%	1/15/40	150	164
	Hess Corp.	5.600%	2/15/41	300	322
	Hess Corp.	5.800%	4/1/47	125	139
	HollyFrontier Corp.	5.875%	4/1/26	200	219
	Husky Energy Inc.	4.000%	4/15/24	150	158
	Husky Energy Inc.	4.400%	4/15/29	250	264
	Husky Energy Inc.	6.800%	9/15/37	50	61
	Kerr-McGee Corp.	6.950%	7/1/24	250	293
	Kerr-McGee Corp.	7.875%	9/15/31	50	68
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	75	76
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	157
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	257
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	664
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	361
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	58
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	299
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	64
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	246
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	306
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	26
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	383
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	79
	Kinder Morgan Inc.	3.150%	1/15/23	200	203
	Kinder Morgan Inc.	4.300%	6/1/25	300	320
	Kinder Morgan Inc.	4.300%	3/1/28	500	534
	Kinder Morgan Inc.	7.800%	8/1/31	290	390
	Kinder Morgan Inc.	7.750%	1/15/32	265	362
	Kinder Morgan Inc.	5.300%	12/1/34	175	197
	Kinder Morgan Inc.	5.550%	6/1/45	200	231
	Kinder Morgan Inc.	5.050%	2/15/46	350	380

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Magellan Midstream Partners LP	4.250%	2/1/21	100	103
Magellan Midstream Partners LP	5.150%	10/15/43	125	141
Magellan Midstream Partners LP	4.250%	9/15/46	200	201
Magellan Midstream Partners LP	4.200%	10/3/47	100	101
Magellan Midstream Partners LP	4.850%	2/1/49	100	113
Marathon Oil Corp.	2.800%	11/1/22	175	175
Marathon Oil Corp.	3.850%	6/1/25	200	207
Marathon Oil Corp.	6.800%	3/15/32	400	497
Marathon Oil Corp.	5.200%	6/1/45	100	111
Marathon Petroleum Corp.	5.125%	3/1/21	375	391
Marathon Petroleum Corp.	5.375%	10/1/22	200	203
Marathon Petroleum Corp.	4.750%	12/15/23	500	539
Marathon Petroleum Corp.	5.125%	12/15/26	200	219
Marathon Petroleum Corp.	3.800%	4/1/28	25	25
Marathon Petroleum Corp.	4.750%	9/15/44	250	258
Marathon Petroleum Corp.	5.850%	12/15/45	200	220
Marathon Petroleum Corp.	4.500%	4/1/48	100	101
MPLX LP	3.375%	3/15/23	100	102
MPLX LP	4.500%	7/15/23	200	212
MPLX LP	4.875%	12/1/24	300	326
MPLX LP	4.875%	6/1/25	100	109
MPLX LP	4.125%	3/1/27	300	313
MPLX LP	4.000%	3/15/28	250	259
MPLX LP	4.800%	2/15/29	150	165
MPLX LP	4.500%	4/15/38	300	302
MPLX LP	5.200%	3/1/47	250	270
MPLX LP	4.700%	4/15/48	275	278
MPLX LP	5.500%	2/15/49	150	169
MPLX LP	4.900%	4/15/58	150	152
National Fuel Gas Co.	3.750%	3/1/23	275	281
National Fuel Gas Co.	4.750%	9/1/28	50	52
National Oilwell Varco Inc.	2.600%	12/1/22	125	125
National Oilwell Varco Inc.	3.950%	12/1/42	125	108
Newfield Exploration Co.	5.750%	1/30/22	200	214
Newfield Exploration Co.	5.625%	7/1/24	100	110
Newfield Exploration Co.	5.375%	1/1/26	300	328
Noble Energy Inc.	4.150%	12/15/21	125	129
Noble Energy Inc.	3.850%	1/15/28	100	102
Noble Energy Inc.	6.000%	3/1/41	100	114
Noble Energy Inc.	5.250%	11/15/43	375	402
Noble Energy Inc.	5.050%	11/15/44	150	159
Noble Energy Inc.	4.950%	8/15/47	100	106
Occidental Petroleum Corp.	4.100%	2/1/21	350	357
Occidental Petroleum Corp.	3.125%	2/15/22	100	101
Occidental Petroleum Corp.	2.600%	4/15/22	288	289
Occidental Petroleum Corp.	3.500%	6/15/25	150	154
Occidental Petroleum Corp.	3.400%	4/15/26	225	229
Occidental Petroleum Corp.	4.625%	6/15/45	200	213
Occidental Petroleum Corp.	4.400%	4/15/46	350	360
Occidental Petroleum Corp.	4.100%	2/15/47	50	49
ONEOK Inc.	7.500%	9/1/23	100	117
ONEOK Inc.	4.000%	7/13/27	50	52
ONEOK Inc.	4.550%	7/15/28	100	108
ONEOK Inc.	4.350%	3/15/29	100	107
ONEOK Inc.	4.950%	7/13/47	200	211
ONEOK Partners LP	3.375%	10/1/22	400	406
ONEOK Partners LP	6.650%	10/1/36	300	365
ONEOK Partners LP	6.850%	10/15/37	300	374
ONEOK Partners LP	6.125%	2/1/41	150	176
Patterson-UTI Energy Inc.	3.950%	2/1/28	95	93
Petro-Canada	6.800%	5/15/38	225	307
Phillips 66	4.300%	4/1/22	275	289
Phillips 66	3.900%	3/15/28	300	315
Phillips 66	4.650%	11/15/34	200	221
Phillips 66	5.875%	5/1/42	175	216
Phillips 66	4.875%	11/15/44	299	334
Phillips 66 Partners LP	3.605%	2/15/25	125	128
Phillips 66 Partners LP	3.750%	3/1/28	50	51
Phillips 66 Partners LP	4.680%	2/15/45	75	77
Phillips 66 Partners LP	4.900%	10/1/46	165	175
Pioneer Natural Resources Co.	3.950%	7/15/22	200	208
Pioneer Natural Resources Co.	4.450%	1/15/26	225	244
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	100	103
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	314	313
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	790	801
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	106
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	202
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	192
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	175	188
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	212
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	106
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	519
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	352
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	380
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	556
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	448
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	569
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	219
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	105
Schlumberger Investment SA	3.650%	12/1/23	325	341
Shell International Finance BV	2.250%	11/10/20	100	100
Shell International Finance BV	1.875%	5/10/21	200	199
Shell International Finance BV	1.750%	9/12/21	200	198
Shell International Finance BV	2.250%	1/6/23	100	100
Shell International Finance BV	3.400%	8/12/23	75	78
Shell International Finance BV	3.250%	5/11/25	200	209
Shell International Finance BV	2.875%	5/10/26	500	509
Shell International Finance BV	2.500%	9/12/26	900	894
Shell International Finance BV	3.875%	11/13/28	100	109
Shell International Finance BV	4.125%	5/11/35	300	331
Shell International Finance BV	6.375%	12/15/38	475	670
Shell International Finance BV	5.500%	3/25/40	125	161
Shell International Finance BV	4.550%	8/12/43	300	350
Shell International Finance BV	4.375%	5/11/45	400	458
Shell International Finance BV	4.000%	5/10/46	700	768
Shell International Finance BV	3.750%	9/12/46	200	210
Spectra Energy Partners LP	4.750%	3/15/24	600	649
Spectra Energy Partners LP	3.500%	3/15/25	50	51
Spectra Energy Partners LP	4.500%	3/15/45	425	449
Suncor Energy Inc.	3.600%	12/1/24	100	104
Suncor Energy Inc.	5.950%	12/1/34	75	96
Suncor Energy Inc.	6.500%	6/15/38	525	703
Suncor Energy Inc.	4.000%	11/15/47	150	155
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	437
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	51
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	233
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	155
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	172
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	334
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	52
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	291
TC PipeLines LP	3.900%	5/25/27	50	51
TechnipFMC plc	3.450%	10/1/22	75	77

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Total Capital Canada Ltd.	2.750%	7/15/23	125	127
	Total Capital International SA	2.750%	6/19/21	300	303
	Total Capital International SA	2.875%	2/17/22	300	305
	Total Capital International SA	2.700%	1/25/23	50	51
	Total Capital International SA	3.700%	1/15/24	525	557
	Total Capital International SA	3.455%	2/19/29	225	239
	Total Capital SA	4.125%	1/28/21	75	77
	Total Capital SA	3.883%	10/11/28	100	109
	TransCanada PipeLines Ltd.	3.800%	10/1/20	175	177
	TransCanada PipeLines Ltd.	2.500%	8/1/22	500	498
	TransCanada PipeLines Ltd.	4.875%	1/15/26	100	110
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	270
	TransCanada PipeLines Ltd.	4.625%	3/1/34	250	273
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	178
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	360
	TransCanada PipeLines Ltd.	6.200%	10/15/37	425	529
	TransCanada PipeLines Ltd.	4.750%	5/15/38	150	161
	TransCanada PipeLines Ltd.	5.000%	10/16/43	150	166
	TransCanada PipeLines Ltd.	4.875%	5/15/48	300	334
	TransCanada PipeLines Ltd.	5.100%	3/15/49	200	230
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	105
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	105
	Valero Energy Corp.	4.350%	6/1/28	150	160
	Valero Energy Corp.	4.000%	4/1/29	200	208
	Valero Energy Corp.	7.500%	4/15/32	650	887
	Valero Energy Corp.	4.900%	3/15/45	125	137
	Valero Energy Partners LP	4.375%	12/15/26	100	107
	Valero Energy Partners LP	4.500%	3/15/28	75	80
	Western Midstream Operating LP	5.375%	6/1/21	300	310
	Western Midstream Operating LP	3.950%	6/1/25	100	99
	Western Midstream Operating LP	4.650%	7/1/26	100	101
	Western Midstream Operating LP	4.500%	3/1/28	50	50
	Western Midstream Operating LP	4.750%	8/15/28	50	51
	Western Midstream Operating LP	5.450%	4/1/44	325	305
	Western Midstream Operating LP	5.300%	3/1/48	100	93
	Williams Cos. Inc.	4.125%	11/15/20	275	280
	Williams Cos. Inc.	4.000%	11/15/21	100	103
	Williams Cos. Inc.	3.600%	3/15/22	475	487
	Williams Cos. Inc.	3.350%	8/15/22	125	127
	Williams Cos. Inc.	3.700%	1/15/23	200	206
	Williams Cos. Inc.	4.550%	6/24/24	400	430
	Williams Cos. Inc.	3.900%	1/15/25	325	337
	Williams Cos. Inc.	3.750%	6/15/27	500	517
	Williams Cos. Inc.	6.300%	4/15/40	100	121
	Williams Cos. Inc.	5.400%	3/4/44	400	441
	Williams Cos. Inc.	5.750%	6/24/44	100	117
	Williams Cos. Inc.	5.100%	9/15/45	350	380
	Williams Cos. Inc.	4.850%	3/1/48	150	160

	Other Industrial (0.1%)
[3]	American University	3.672%	4/1/49	75	77
[3]	Boston University	4.061%	10/1/48	50	56
	California Institute of Technology	4.321%	8/1/45	70	82
	California Institute of Technology	4.700%	11/1/11	50	60
	CBRE Services Inc.	5.250%	3/15/25	100	110
	CBRE Services Inc.	4.875%	3/1/26	125	136
	Cintas Corp. No 2	2.900%	4/1/22	100	102
	Cintas Corp. No 2	3.250%	6/1/22	75	77
	Cintas Corp. No 2	3.700%	4/1/27	175	186
	Fluor Corp.	3.500%	12/15/24	250	256
	Fluor Corp.	4.250%	9/15/28	125	129
	Georgetown University	4.315%	4/1/49	68	79
	Georgetown University	5.215%	10/1/18	59	73
[3]	Johns Hopkins University	4.083%	7/1/53	75	83
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	137
	Massachusetts Institute of Technology	5.600%	7/1/11	130	195
	Massachusetts Institute of Technology	4.678%	7/1/14	175	223
[3]	Northwestern University	4.643%	12/1/44	75	90
[3]	Northwestern University	3.662%	12/1/57	75	81
	Steelcase Inc.	5.125%	1/18/29	125	136
[3]	University of Chicago	4.003%	10/1/53	100	109
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	103
	University of Notre Dame du Lac	3.394%	2/15/48	125	126
	University of Pennsylvania	4.674%	9/1/12	50	60
[3]	University of Southern California	3.028%	10/1/39	100	98
[3]	University of Southern California	3.841%	10/1/47	200	218
[3]	William Marsh Rice University	3.574%	5/15/45	150	157

	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	175	182
	Alphabet Inc.	3.625%	5/19/21	150	154
	Altera Corp.	4.100%	11/15/23	75	81
	Amphenol Corp.	3.125%	9/15/21	100	101
	Amphenol Corp.	3.200%	4/1/24	50	51
	Analog Devices Inc.	2.875%	6/1/23	450	456
	Analog Devices Inc.	3.125%	12/5/23	75	77
	Analog Devices Inc.	3.500%	12/5/26	200	204
	Apple Inc.	2.000%	11/13/20	225	225
	Apple Inc.	2.250%	2/23/21	750	752
	Apple Inc.	2.850%	5/6/21	555	563
	Apple Inc.	1.550%	8/4/21	375	371
	Apple Inc.	2.150%	2/9/22	225	226
	Apple Inc.	2.500%	2/9/22	1,000	1,010
	Apple Inc.	2.300%	5/11/22	200	201
	Apple Inc.	2.700%	5/13/22	250	254
	Apple Inc.	2.400%	1/13/23	282	285
	Apple Inc.	2.850%	2/23/23	342	350
	Apple Inc.	2.400%	5/3/23	865	874
	Apple Inc.	3.000%	2/9/24	325	336
	Apple Inc.	3.450%	5/6/24	75	79
	Apple Inc.	2.850%	5/11/24	1,243	1,278
	Apple Inc.	2.750%	1/13/25	575	588
	Apple Inc.	3.250%	2/23/26	705	737
	Apple Inc.	2.450%	8/4/26	450	449
	Apple Inc.	3.200%	5/11/27	775	808
	Apple Inc.	2.900%	9/12/27	655	670
	Apple Inc.	4.500%	2/23/36	225	264
	Apple Inc.	3.850%	5/4/43	450	477
	Apple Inc.	4.450%	5/6/44	200	229
	Apple Inc.	3.450%	2/9/45	225	224
	Apple Inc.	4.375%	5/13/45	225	256
	Apple Inc.	4.650%	2/23/46	1,050	1,242
	Apple Inc.	3.850%	8/4/46	375	398
	Apple Inc.	4.250%	2/9/47	200	224
	Apple Inc.	3.750%	9/12/47	525	549
	Applied Materials Inc.	2.625%	10/1/20	75	75
	Applied Materials Inc.	3.900%	10/1/25	145	155
	Applied Materials Inc.	3.300%	4/1/27	225	234
	Applied Materials Inc.	5.100%	10/1/35	100	121
	Applied Materials Inc.	5.850%	6/15/41	125	161
	Applied Materials Inc.	4.350%	4/1/47	175	194
	Arrow Electronics Inc.	3.500%	4/1/22	75	76
	Arrow Electronics Inc.	4.500%	3/1/23	50	52
	Arrow Electronics Inc.	3.250%	9/8/24	100	99
	Arrow Electronics Inc.	4.000%	4/1/25	50	51
	Arrow Electronics Inc.	3.875%	1/12/28	100	99
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	107
	Autodesk Inc.	3.500%	6/15/27	75	76
	Avnet Inc.	4.875%	12/1/22	170	180
	Avnet Inc.	4.625%	4/15/26	100	106
	Baidu Inc.	3.500%	11/28/22	275	281
	Baidu Inc.	3.875%	9/29/23	200	208
	Baidu Inc.	4.375%	5/14/24	200	212
	Baidu Inc.	3.625%	7/6/27	200	201
	Baidu Inc.	4.375%	3/29/28	100	105
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	150	149
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	842	845
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	250	246

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	450	454
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	380	370
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	925	905
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	189
6	Broadcom Inc.	3.125%	4/15/21	400	402
6	Broadcom Inc.	3.125%	10/15/22	250	251
6	Broadcom Inc.	3.625%	10/15/24	450	452
6	Broadcom Inc.	4.250%	4/15/26	600	607
6	Broadcom Inc.	4.750%	4/15/29	400	408
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	101
	CA Inc.	3.600%	8/1/20	100	101
	Cadence Design Systems Inc.	4.375%	10/15/24	100	106
	Cisco Systems Inc.	2.200%	2/28/21	675	676
	Cisco Systems Inc.	3.000%	6/15/22	125	128
	Cisco Systems Inc.	2.200%	9/20/23	150	150
	Cisco Systems Inc.	3.625%	3/4/24	875	932
	Cisco Systems Inc.	2.950%	2/28/26	100	103
	Cisco Systems Inc.	2.500%	9/20/26	225	227
	Cisco Systems Inc.	5.500%	1/15/40	800	1,054
	Citrix Systems Inc.	4.500%	12/1/27	100	103
	Corning Inc.	2.900%	5/15/22	175	177
	Corning Inc.	4.700%	3/15/37	75	81
	Corning Inc.	5.750%	8/15/40	195	231
	Corning Inc.	4.375%	11/15/57	150	146
6	Dell International LLC / EMC Corp.	4.420%	6/15/21	850	875
6	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	754
6	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	102
6	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,185
6	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	261
6	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	341
6	Dell International LLC / EMC Corp.	8.100%	7/15/36	275	337
6	Dell International LLC / EMC Corp.	8.350%	7/15/46	375	473
	DXC Technology Co.	4.250%	4/15/24	250	261
	Equifax Inc.	2.300%	6/1/21	200	199
	Equifax Inc.	3.600%	8/15/21	25	25
	Equifax Inc.	3.950%	6/15/23	50	52
	Fidelity National Information Services Inc.	3.625%	10/15/20	237	240
	Fidelity National Information Services Inc.	2.250%	8/15/21	250	249
	Fidelity National Information Services Inc.	3.500%	4/15/23	143	148
	Fidelity National Information Services Inc.	3.875%	6/5/24	150	158
	Fidelity National Information Services Inc.	3.000%	8/15/26	414	418
	Fidelity National Information Services Inc.	4.500%	8/15/46	100	104
	Fiserv Inc.	3.800%	10/1/23	200	210
	Fiserv Inc.	2.750%	7/1/24	400	403
	Fiserv Inc.	3.850%	6/1/25	200	211
	Fiserv Inc.	3.200%	7/1/26	200	204
	Fiserv Inc.	4.200%	10/1/28	350	378
	Fiserv Inc.	3.500%	7/1/29	600	614
	Fiserv Inc.	4.400%	7/1/49	400	416
	Flex Ltd.	4.875%	6/15/29	50	51
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	582
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	102
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	369
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	550
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	168
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	302
	HP Inc.	3.750%	12/1/20	53	54
	HP Inc.	4.050%	9/15/22	100	105
	HP Inc.	6.000%	9/15/41	100	110
	IBM Credit LLC	3.450%	11/30/20	100	102
	IBM Credit LLC	2.650%	2/5/21	150	151
	IBM Credit LLC	3.600%	11/30/21	100	103
	IBM Credit LLC	2.200%	9/8/22	100	100
	IBM Credit LLC	3.000%	2/6/23	150	153
	Intel Corp.	2.450%	7/29/20	300	301
	Intel Corp.	1.700%	5/19/21	100	99
	Intel Corp.	3.300%	10/1/21	100	103
	Intel Corp.	3.100%	7/29/22	175	180
	Intel Corp.	2.700%	12/15/22	404	412
	Intel Corp.	2.875%	5/11/24	1,050	1,078
	Intel Corp.	3.700%	7/29/25	200	214
	Intel Corp.	2.600%	5/19/26	230	232
	Intel Corp.	4.000%	12/15/32	150	169
	Intel Corp.	4.800%	10/1/41	162	190
	Intel Corp.	4.100%	5/19/46	250	271
	Intel Corp.	3.734%	12/8/47	874	913
	International Business Machines Corp.	2.800%	5/13/21	300	303
	International Business Machines Corp.	2.900%	11/1/21	25	25
	International Business Machines Corp.	2.850%	5/13/22	500	508
	International Business Machines Corp.	1.875%	8/1/22	675	668
	International Business Machines Corp.	2.875%	11/9/22	240	245
	International Business Machines Corp.	3.375%	8/1/23	250	258
	International Business Machines Corp.	3.625%	2/12/24	450	473
	International Business Machines Corp.	3.000%	5/15/24	600	616
	International Business Machines Corp.	7.000%	10/30/25	300	373
	International Business Machines Corp.	3.450%	2/19/26	485	506
	International Business Machines Corp.	3.300%	5/15/26	700	724
	International Business Machines Corp.	6.220%	8/1/27	75	93
	International Business Machines Corp.	6.500%	1/15/28	75	95
	International Business Machines Corp.	3.500%	5/15/29	600	625
	International Business Machines Corp.	4.150%	5/15/39	400	425
	International Business Machines Corp.	5.600%	11/30/39	148	186
	International Business Machines Corp.	4.000%	6/20/42	358	366
	International Business Machines Corp.	4.250%	5/15/49	700	749
	Jabil Inc.	5.625%	12/15/20	100	104
	Jabil Inc.	3.950%	1/12/28	75	73
	Juniper Networks Inc.	4.600%	3/15/21	50	52
	Juniper Networks Inc.	4.350%	6/15/25	50	53
	Juniper Networks Inc.	5.950%	3/15/41	25	27
	Keysight Technologies Inc.	4.550%	10/30/24	125	133
	Keysight Technologies Inc.	4.600%	4/6/27	125	133
	KLA-Tencor Corp.	4.125%	11/1/21	100	104
	KLA-Tencor Corp.	4.650%	11/1/24	250	273
	KLA-Tencor Corp.	4.100%	3/15/29	250	264
	KLA-Tencor Corp.	5.000%	3/15/49	75	84
	Lam Research Corp.	2.800%	6/15/21	125	126
	Lam Research Corp.	3.800%	3/15/25	100	106
	Lam Research Corp.	3.750%	3/15/26	150	157
	Lam Research Corp.	4.000%	3/15/29	200	212
	Lam Research Corp.	4.875%	3/15/49	150	165
	Marvell Technology Group Ltd.	4.200%	6/22/23	100	104
	Marvell Technology Group Ltd.	4.875%	6/22/28	100	106
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	76
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	100
	Micron Technology Inc.	4.640%	2/6/24	50	52
	Micron Technology Inc.	4.975%	2/6/26	100	106
	Micron Technology Inc.	5.327%	2/6/29	150	159
	Microsoft Corp.	3.000%	10/1/20	225	228
	Microsoft Corp.	2.000%	11/3/20	1,200	1,200
	Microsoft Corp.	2.400%	2/6/22	325	329
	Microsoft Corp.	2.375%	2/12/22	450	455
	Microsoft Corp.	2.650%	11/3/22	495	505
	Microsoft Corp.	2.375%	5/1/23	75	76
	Microsoft Corp.	2.000%	8/8/23	300	300
	Microsoft Corp.	2.875%	2/6/24	500	518
	Microsoft Corp.	3.125%	11/3/25	1,075	1,131
	Microsoft Corp.	2.400%	8/8/26	850	854
	Microsoft Corp.	3.300%	2/6/27	675	717
	Microsoft Corp.	3.500%	2/12/35	325	346
	Microsoft Corp.	4.200%	11/3/35	375	429
	Microsoft Corp.	3.450%	8/8/36	625	661

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Microsoft Corp.	4.100%	2/6/37	500	570
	Microsoft Corp.	4.500%	10/1/40	190	226
	Microsoft Corp.	5.300%	2/8/41	50	65
	Microsoft Corp.	3.500%	11/15/42	280	292
	Microsoft Corp.	3.750%	5/1/43	45	49
	Microsoft Corp.	4.875%	12/15/43	150	188
	Microsoft Corp.	3.750%	2/12/45	350	381
	Microsoft Corp.	4.450%	11/3/45	575	690
	Microsoft Corp.	3.700%	8/8/46	1,075	1,166
	Microsoft Corp.	4.250%	2/6/47	600	711
	Microsoft Corp.	4.000%	2/12/55	725	815
	Microsoft Corp.	4.500%	2/6/57	325	394
	Motorola Solutions Inc.	3.750%	5/15/22	113	116
	Motorola Solutions Inc.	3.500%	3/1/23	125	127
	Motorola Solutions Inc.	4.600%	2/23/28	125	131
	Motorola Solutions Inc.	5.500%	9/1/44	75	76
	NetApp Inc.	3.375%	6/15/21	150	152
	NetApp Inc.	3.300%	9/29/24	75	76
	NVIDIA Corp.	2.200%	9/16/21	200	199
	NVIDIA Corp.	3.200%	9/16/26	200	204
6	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	214
6	NXP BV / NXP Funding LLC	5.350%	3/1/26	204	225
6	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	196
6	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	200	206
	Oracle Corp.	1.900%	9/15/21	1,275	1,268
	Oracle Corp.	2.500%	5/15/22	250	253
	Oracle Corp.	2.400%	9/15/23	750	754
	Oracle Corp.	3.400%	7/8/24	450	471
	Oracle Corp.	2.950%	11/15/24	425	438
	Oracle Corp.	2.650%	7/15/26	2,361	2,370
	Oracle Corp.	3.250%	5/15/30	100	105
	Oracle Corp.	4.300%	7/8/34	325	370
	Oracle Corp.	3.900%	5/15/35	150	162
	Oracle Corp.	3.850%	7/15/36	250	264
	Oracle Corp.	3.800%	11/15/37	325	345
	Oracle Corp.	6.125%	7/8/39	250	341
	Oracle Corp.	5.375%	7/15/40	600	761
	Oracle Corp.	4.500%	7/8/44	250	282
	Oracle Corp.	4.125%	5/15/45	625	676
	Oracle Corp.	4.000%	7/15/46	800	856
	Oracle Corp.	4.375%	5/15/55	150	168
	QUALCOMM Inc.	3.000%	5/20/22	250	254
	QUALCOMM Inc.	2.600%	1/30/23	300	300
	QUALCOMM Inc.	2.900%	5/20/24	345	350
	QUALCOMM Inc.	3.450%	5/20/25	400	415
	QUALCOMM Inc.	3.250%	5/20/27	200	204
	QUALCOMM Inc.	4.650%	5/20/35	200	222
	QUALCOMM Inc.	4.800%	5/20/45	350	390
	QUALCOMM Inc.	4.300%	5/20/47	275	288
	salesforce.com Inc.	3.250%	4/11/23	200	207
	salesforce.com Inc.	3.700%	4/11/28	275	296
	Seagate HDD Cayman	4.250%	3/1/22	125	127
	Seagate HDD Cayman	4.750%	6/1/23	150	155
	Seagate HDD Cayman	4.875%	3/1/24	75	77
	Seagate HDD Cayman	4.750%	1/1/25	350	354
	Seagate HDD Cayman	5.750%	12/1/34	100	98
	Tech Data Corp.	3.700%	2/15/22	50	51
	Tech Data Corp.	4.950%	2/15/27	100	104
	Texas Instruments Inc.	1.850%	5/15/22	100	99
	Texas Instruments Inc.	2.625%	5/15/24	25	25
	Texas Instruments Inc.	2.900%	11/3/27	94	96
	Texas Instruments Inc.	3.875%	3/15/39	142	153
	Texas Instruments Inc.	4.150%	5/15/48	274	310
	Total System Services Inc.	3.800%	4/1/21	130	132
	Total System Services Inc.	3.750%	6/1/23	250	258
	Total System Services Inc.	4.000%	6/1/23	100	104
	Total System Services Inc.	4.800%	4/1/26	150	165
	Trimble Inc.	4.150%	6/15/23	50	52
	Trimble Inc.	4.750%	12/1/24	50	53
	Trimble Inc.	4.900%	6/15/28	50	54
	Tyco Electronics Group SA	3.500%	2/3/22	100	102
	Tyco Electronics Group SA	3.450%	8/1/24	125	129
	Tyco Electronics Group SA	3.125%	8/15/27	200	200
	Tyco Electronics Group SA	7.125%	10/1/37	175	238
	Verisk Analytics Inc.	5.800%	5/1/21	75	79
	Verisk Analytics Inc.	4.125%	9/12/22	275	289
	Verisk Analytics Inc.	4.000%	6/15/25	150	160
	Verisk Analytics Inc.	4.125%	3/15/29	300	323
	Verisk Analytics Inc.	5.500%	6/15/45	50	59
	VMware Inc.	2.300%	8/21/20	250	249
	VMware Inc.	2.950%	8/21/22	300	302
	VMware Inc.	3.900%	8/21/27	250	252
	Xilinx Inc.	3.000%	3/15/21	75	76
	Xilinx Inc.	2.950%	6/1/24	150	152

	Transportation (0.6%)
3	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	50	51
3	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	18	19
3	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	26	27
3	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	94	97
3	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	140	143
3	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	47	49
3	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	66	69
3	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	132	136
3	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	241	243
3	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	45	45
3	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	135	134
3	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	45	47
3	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	95	95
3	BNSF Funding Trust I	6.613%	12/15/55	65	71
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	153
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	153
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	179
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	79
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	212
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	158
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	103
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	80
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	236
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	166
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	151
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	315
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	281
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	225
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	143
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	154
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	121
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	174
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	139
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	88
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	159
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	138
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	248
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	224
	Canadian National Railway Co.	2.850%	12/15/21	75	76
	Canadian National Railway Co.	6.250%	8/1/34	75	102
	Canadian National Railway Co.	6.200%	6/1/36	75	102
	Canadian National Railway Co.	6.375%	11/15/37	100	140

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Canadian National Railway Co.	3.200%	8/2/46	50	49
	Canadian National Railway Co.	3.650%	2/3/48	100	104
	Canadian Pacific Railway Co.	9.450%	8/1/21	50	57
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	237
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	138
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	572
	Canadian Pacific Railway Co.	6.125%	9/15/15	70	95
3	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	50	53
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	85	86
3	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	36	38
	CSX Corp.	4.250%	6/1/21	25	26
	CSX Corp.	3.350%	11/1/25	150	157
	CSX Corp.	3.250%	6/1/27	150	154
	CSX Corp.	3.800%	3/1/28	350	375
	CSX Corp.	4.250%	3/15/29	200	222
	CSX Corp.	6.220%	4/30/40	152	198
	CSX Corp.	5.500%	4/15/41	225	270
	CSX Corp.	4.750%	5/30/42	210	237
	CSX Corp.	4.100%	3/15/44	150	156
	CSX Corp.	4.300%	3/1/48	250	268
	CSX Corp.	4.750%	11/15/48	200	231
	CSX Corp.	4.500%	3/15/49	225	253
	CSX Corp.	3.950%	5/1/50	125	126
	CSX Corp.	4.500%	8/1/54	25	27
	CSX Corp.	4.250%	11/1/66	150	149
	CSX Corp.	4.650%	3/1/68	100	107
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	107	118
3	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	42	45
3	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	75	77
	Delta Air Lines Inc.	2.600%	12/4/20	125	125
	Delta Air Lines Inc.	3.400%	4/19/21	125	127
	Delta Air Lines Inc.	3.625%	3/15/22	175	178
	Delta Air Lines Inc.	3.800%	4/19/23	125	128
	Delta Air Lines Inc.	4.375%	4/19/28	100	102
	FedEx Corp.	2.625%	8/1/22	100	101
	FedEx Corp.	4.000%	1/15/24	125	134
	FedEx Corp.	3.200%	2/1/25	150	155
	FedEx Corp.	3.250%	4/1/26	100	103
	FedEx Corp.	3.300%	3/15/27	100	102
	FedEx Corp.	3.900%	2/1/35	200	201
	FedEx Corp.	3.875%	8/1/42	125	117
	FedEx Corp.	4.100%	4/15/43	75	72
	FedEx Corp.	5.100%	1/15/44	150	165
	FedEx Corp.	4.750%	11/15/45	250	260
	FedEx Corp.	4.550%	4/1/46	225	230
	FedEx Corp.	4.400%	1/15/47	125	124
	FedEx Corp.	4.050%	2/15/48	200	191
	FedEx Corp.	4.950%	10/17/48	175	190
	FedEx Corp.	4.500%	2/1/65	60	55
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	102
	JB Hunt Transport Services Inc.	3.875%	3/1/26	25	26
	Kansas City Southern	3.000%	5/15/23	250	254
	Kansas City Southern	4.300%	5/15/43	75	77
	Kansas City Southern	4.950%	8/15/45	125	139
	Kansas City Southern	4.700%	5/1/48	225	252
	Kirby Corp.	4.200%	3/1/28	300	311
3	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	101	102
	Norfolk Southern Corp.	3.000%	4/1/22	225	229
	Norfolk Southern Corp.	2.903%	2/15/23	48	48
	Norfolk Southern Corp.	3.850%	1/15/24	250	264
	Norfolk Southern Corp.	5.590%	5/17/25	50	57
	Norfolk Southern Corp.	3.650%	8/1/25	50	53
	Norfolk Southern Corp.	7.800%	5/15/27	60	79
	Norfolk Southern Corp.	3.150%	6/1/27	125	128
	Norfolk Southern Corp.	3.800%	8/1/28	263	283
	Norfolk Southern Corp.	4.837%	10/1/41	113	129
	Norfolk Southern Corp.	4.450%	6/15/45	75	83
	Norfolk Southern Corp.	4.650%	1/15/46	75	86
	Norfolk Southern Corp.	4.150%	2/28/48	25	27
	Norfolk Southern Corp.	4.100%	5/15/49	73	77
	Norfolk Southern Corp.	4.050%	8/15/52	239	248
	Norfolk Southern Corp.	6.000%	3/15/05	59	73
	Norfolk Southern Corp.	5.100%	8/1/18	250	283
	Ryder System Inc.	3.500%	6/1/21	200	204
	Ryder System Inc.	2.250%	9/1/21	50	50
	Ryder System Inc.	2.875%	6/1/22	75	76
	Ryder System Inc.	3.400%	3/1/23	75	77
	Ryder System Inc.	3.750%	6/9/23	225	234
	Ryder System Inc.	3.650%	3/18/24	150	156
	Southwest Airlines Co.	2.650%	11/5/20	125	125
	Southwest Airlines Co.	3.000%	11/15/26	100	100
	Southwest Airlines Co.	3.450%	11/16/27	50	51
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	23	24
3	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	20	21
	Union Pacific Corp.	3.200%	6/8/21	100	102
	Union Pacific Corp.	2.950%	3/1/22	100	102
	Union Pacific Corp.	4.163%	7/15/22	534	560
	Union Pacific Corp.	2.950%	1/15/23	25	25
	Union Pacific Corp.	3.500%	6/8/23	150	156
	Union Pacific Corp.	3.646%	2/15/24	50	52
	Union Pacific Corp.	3.150%	3/1/24	100	103
	Union Pacific Corp.	3.250%	1/15/25	200	207
	Union Pacific Corp.	3.750%	7/15/25	125	133
	Union Pacific Corp.	3.250%	8/15/25	50	52
	Union Pacific Corp.	2.750%	3/1/26	75	75
	Union Pacific Corp.	3.950%	9/10/28	200	219
	Union Pacific Corp.	3.700%	3/1/29	200	214
	Union Pacific Corp.	3.375%	2/1/35	100	99
	Union Pacific Corp.	3.600%	9/15/37	290	292
	Union Pacific Corp.	4.375%	9/10/38	125	137
	Union Pacific Corp.	4.050%	11/15/45	150	156
	Union Pacific Corp.	4.500%	9/10/48	100	113
	Union Pacific Corp.	4.300%	3/1/49	300	330
	Union Pacific Corp.	3.799%	10/1/51	560	561
	Union Pacific Corp.	3.875%	2/1/55	100	99
	Union Pacific Corp.	4.375%	11/15/65	135	142
	Union Pacific Corp.	4.100%	9/15/67	100	100
3	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	58	62
3	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	78	82
3	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	60	61
3	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	150	154
3	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	46	46
3	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	368	370
3	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	46	45
3	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	69	68
3	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	200	214
	United Parcel Service Inc.	3.125%	1/15/21	250	254
	United Parcel Service Inc.	2.050%	4/1/21	150	150
	United Parcel Service Inc.	2.450%	10/1/22	175	178
	United Parcel Service Inc.	2.500%	4/1/23	200	202
	United Parcel Service Inc.	2.800%	11/15/24	100	102
	United Parcel Service Inc.	2.400%	11/15/26	150	149
	United Parcel Service Inc.	3.050%	11/15/27	200	206
	United Parcel Service Inc.	3.400%	3/15/29	100	105

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United Parcel Service Inc.	6.200%	1/15/38	278	376
	United Parcel Service Inc.	4.875%	11/15/40	75	87
	United Parcel Service Inc.	3.625%	10/1/42	75	75
	United Parcel Service Inc.	3.400%	11/15/46	85	81
	United Parcel Service Inc.	3.750%	11/15/47	200	202
	United Parcel Service Inc.	4.250%	3/15/49	125	136
3	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	69	72
3	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	31	33
					642,825
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	75	75
	AEP Texas Inc.	3.950%	6/1/28	100	107
	AEP Texas Inc.	3.800%	10/1/47	50	51
	AEP Transmission Co. LLC	4.000%	12/1/46	75	79
	AEP Transmission Co. LLC	3.750%	12/1/47	100	103
	AEP Transmission Co. LLC	3.800%	6/15/49	70	72
	Alabama Power Co.	6.125%	5/15/38	50	66
	Alabama Power Co.	3.850%	12/1/42	25	26
	Alabama Power Co.	4.150%	8/15/44	75	81
	Alabama Power Co.	3.750%	3/1/45	150	154
	Alabama Power Co.	4.300%	1/2/46	250	278
	Alabama Power Co.	3.700%	12/1/47	100	102
	Alabama Power Co.	4.300%	7/15/48	100	112
	Ameren Corp.	2.700%	11/15/20	100	100
	Ameren Corp.	3.650%	2/15/26	80	83
	Ameren Illinois Co.	2.700%	9/1/22	250	253
	Ameren Illinois Co.	3.800%	5/15/28	75	81
	Ameren Illinois Co.	3.700%	12/1/47	150	154
	American Electric Power Co. Inc.	2.150%	11/13/20	75	75
	American Electric Power Co. Inc.	3.650%	12/1/21	100	103
	American Electric Power Co. Inc.	2.950%	12/15/22	25	25
	American Electric Power Co. Inc.	3.200%	11/13/27	75	76
	American Electric Power Co. Inc.	4.300%	12/1/28	150	164
	Appalachian Power Co.	4.600%	3/30/21	50	52
	Appalachian Power Co.	3.300%	6/1/27	500	511
	Appalachian Power Co.	4.500%	3/1/49	425	476
	Arizona Public Service Co.	3.150%	5/15/25	100	104
	Arizona Public Service Co.	2.950%	9/15/27	50	51
	Arizona Public Service Co.	4.500%	4/1/42	25	28
	Arizona Public Service Co.	4.350%	11/15/45	125	137
	Arizona Public Service Co.	3.750%	5/15/46	125	124
	Arizona Public Service Co.	4.250%	3/1/49	100	109
	Avangrid Inc.	3.150%	12/1/24	140	142
	Avangrid Inc.	3.800%	6/1/29	95	99
	Avista Corp.	4.350%	6/1/48	75	82
	Baltimore Gas & Electric Co.	3.500%	11/15/21	350	359
	Baltimore Gas & Electric Co.	2.400%	8/15/26	50	49
	Baltimore Gas & Electric Co.	3.500%	8/15/46	100	99
	Baltimore Gas & Electric Co.	3.750%	8/15/47	125	127
	Baltimore Gas & Electric Co.	4.250%	9/15/48	50	55
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	100
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	127
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	105
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	105
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	128
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	133
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	293
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	266
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	183
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	168
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	51
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	226
	Black Hills Corp.	4.250%	11/30/23	100	106
	Black Hills Corp.	3.950%	1/15/26	75	78
	Black Hills Corp.	3.150%	1/15/27	75	74
	Black Hills Corp.	4.350%	5/1/33	75	83
	Black Hills Corp.	4.200%	9/15/46	50	50
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	248
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	294
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	70
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	81
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	170
	CenterPoint Energy Inc.	3.600%	11/1/21	75	77
	CenterPoint Energy Inc.	2.500%	9/1/22	100	100
	CenterPoint Energy Inc.	3.850%	2/1/24	75	79
	CenterPoint Energy Inc.	4.250%	11/1/28	75	81
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	101
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	132
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	255
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	91
	CMS Energy Corp.	5.050%	3/15/22	25	27
	CMS Energy Corp.	3.000%	5/15/26	75	75
	CMS Energy Corp.	3.450%	8/15/27	50	51
	CMS Energy Corp.	4.875%	3/1/44	75	86
	Commonwealth Edison Co.	4.000%	8/1/20	25	25
	Commonwealth Edison Co.	2.950%	8/15/27	75	76
	Commonwealth Edison Co.	5.900%	3/15/36	150	193
	Commonwealth Edison Co.	6.450%	1/15/38	175	242
	Commonwealth Edison Co.	4.600%	8/15/43	75	86
	Commonwealth Edison Co.	4.700%	1/15/44	175	204
	Commonwealth Edison Co.	3.700%	3/1/45	75	76
	Commonwealth Edison Co.	3.650%	6/15/46	175	178
	Commonwealth Edison Co.	3.750%	8/15/47	100	103
	Commonwealth Edison Co.	4.000%	3/1/48	150	161
	Commonwealth Edison Co.	4.000%	3/1/49	125	135
	Connecticut Light & Power Co.	2.500%	1/15/23	125	126
	Connecticut Light & Power Co.	3.200%	3/15/27	50	52
	Connecticut Light & Power Co.	4.300%	4/15/44	150	168
	Connecticut Light & Power Co.	4.000%	4/1/48	160	174
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	238
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	348
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	98
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	131
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	221
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	422
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	149
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	77
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	431
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	77
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	135
	Consolidated Edison Inc.	2.000%	5/15/21	75	75
	Consumers Energy Co.	3.375%	8/15/23	275	287
	Consumers Energy Co.	3.800%	11/15/28	75	82
	Consumers Energy Co.	3.950%	5/15/43	75	80
	Consumers Energy Co.	3.250%	8/15/46	50	48
	Consumers Energy Co.	3.950%	7/15/47	50	54
	Consumers Energy Co.	4.050%	5/15/48	125	138
	Consumers Energy Co.	4.350%	4/15/49	80	92
	Delmarva Power & Light Co.	3.500%	11/15/23	25	26
	Delmarva Power & Light Co.	4.150%	5/15/45	100	107
	Dominion Energy Inc.	2.579%	7/1/20	100	100
	Dominion Energy Inc.	2.715%	8/15/21	50	50

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dominion Energy Inc.	3.071%	8/15/24	75	76
	Dominion Energy Inc.	3.900%	10/1/25	125	133
	Dominion Energy Inc.	2.850%	8/15/26	125	124
	Dominion Energy Inc.	4.250%	6/1/28	125	135
	Dominion Energy Inc.	6.300%	3/15/33	75	96
	Dominion Energy Inc.	5.950%	6/15/35	225	275
	Dominion Energy Inc.	4.900%	8/1/41	80	90
	Dominion Energy Inc.	4.050%	9/15/42	300	304
	Dominion Energy Inc.	4.600%	3/15/49	300	333
3	Dominion Energy Inc.	5.750%	10/1/54	100	104
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	65
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	161
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	93
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	85
6	DPL Inc.	4.350%	4/15/29	50	51
	DTE Electric Co.	3.650%	3/15/24	250	263
	DTE Electric Co.	3.375%	3/1/25	150	157
	DTE Electric Co.	4.000%	4/1/43	225	242
	DTE Electric Co.	3.700%	6/1/46	50	52
	DTE Electric Co.	3.750%	8/15/47	100	105
	DTE Energy Co.	2.600%	6/15/22	50	50
	DTE Energy Co.	3.700%	8/1/23	125	131
	DTE Energy Co.	2.850%	10/1/26	300	296
	DTE Energy Co.	3.800%	3/15/27	175	182
	DTE Energy Co.	3.400%	6/15/29	100	102
	DTE Energy Co.	6.375%	4/15/33	75	97
	Duke Energy Carolinas LLC	3.900%	6/15/21	500	516
	Duke Energy Carolinas LLC	2.500%	3/15/23	100	101
	Duke Energy Carolinas LLC	3.050%	3/15/23	100	103
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	102
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	137
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	154
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	133
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	187
	Duke Energy Carolinas LLC	4.000%	9/30/42	75	80
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	105
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	103
	Duke Energy Carolinas LLC	3.950%	3/15/48	100	106
	Duke Energy Corp.	2.400%	8/15/22	200	200
	Duke Energy Corp.	3.050%	8/15/22	275	280
	Duke Energy Corp.	3.750%	4/15/24	325	343
	Duke Energy Corp.	2.650%	9/1/26	80	79
	Duke Energy Corp.	3.150%	8/15/27	300	304
	Duke Energy Corp.	4.800%	12/15/45	125	141
	Duke Energy Corp.	3.750%	9/1/46	405	395
	Duke Energy Florida LLC	3.800%	7/15/28	100	107
	Duke Energy Florida LLC	6.350%	9/15/37	225	307
	Duke Energy Florida LLC	6.400%	6/15/38	200	280
	Duke Energy Florida LLC	3.850%	11/15/42	200	208
	Duke Energy Florida LLC	3.400%	10/1/46	100	97
	Duke Energy Florida LLC	4.200%	7/15/48	200	220
3	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	49
3	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	98
3	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	50
3	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	73
	Duke Energy Indiana LLC	3.750%	7/15/20	25	25
	Duke Energy Indiana LLC	6.350%	8/15/38	225	307
	Duke Energy Indiana LLC	3.750%	5/15/46	225	227
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	26
	Duke Energy Progress LLC	2.800%	5/15/22	100	102
	Duke Energy Progress LLC	3.375%	9/1/23	25	26
	Duke Energy Progress LLC	3.700%	9/1/28	175	187
	Duke Energy Progress LLC	3.450%	3/15/29	125	131
	Duke Energy Progress LLC	4.375%	3/30/44	300	335
	Duke Energy Progress LLC	4.150%	12/1/44	100	108
	Duke Energy Progress LLC	3.700%	10/15/46	50	51
	Duke Energy Progress LLC	3.600%	9/15/47	100	100
	Edison International	2.400%	9/15/22	125	118
	Edison International	2.950%	3/15/23	200	191
	Edison International	5.750%	6/15/27	25	27
	El Paso Electric Co.	6.000%	5/15/35	50	61
	El Paso Electric Co.	5.000%	12/1/44	75	82
	Emera US Finance LP	2.700%	6/15/21	125	125
	Emera US Finance LP	3.550%	6/15/26	150	153
	Emera US Finance LP	4.750%	6/15/46	380	409
	Enel Chile SA	4.875%	6/12/28	125	137
	Entergy Arkansas Inc.	3.750%	2/15/21	50	51
	Entergy Arkansas Inc.	3.500%	4/1/26	50	52
	Entergy Corp.	4.000%	7/15/22	150	156
	Entergy Corp.	2.950%	9/1/26	200	200
	Entergy Louisiana LLC	5.400%	11/1/24	175	200
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	102
	Entergy Louisiana LLC	3.050%	6/1/31	450	451
	Entergy Louisiana LLC	4.000%	3/15/33	150	165
	Entergy Louisiana LLC	4.950%	1/15/45	150	159
	Entergy Louisiana LLC	4.200%	9/1/48	200	220
	Entergy Louisiana LLC	4.200%	4/1/50	100	111
	Entergy Mississippi Inc.	2.850%	6/1/28	125	125
	Eversource Energy	2.500%	3/15/21	100	100
	Eversource Energy	2.750%	3/15/22	75	76
	Eversource Energy	3.800%	12/1/23	75	79
	Eversource Energy	2.900%	10/1/24	50	51
	Eversource Energy	3.150%	1/15/25	125	128
	Eversource Energy	3.300%	1/15/28	100	102
	Eversource Energy	4.250%	4/1/29	200	219
	Exelon Corp.	5.150%	12/1/20	200	206
	Exelon Corp.	3.497%	6/1/22	200	205
	Exelon Corp.	3.950%	6/15/25	200	212
	Exelon Corp.	3.400%	4/15/26	200	205
	Exelon Corp.	4.950%	6/15/35	225	251
	Exelon Corp.	5.625%	6/15/35	20	24
	Exelon Corp.	5.100%	6/15/45	225	262
	Exelon Corp.	4.450%	4/15/46	175	184
	Exelon Generation Co. LLC	4.000%	10/1/20	100	101
	Exelon Generation Co. LLC	5.750%	10/1/41	100	111
	Exelon Generation Co. LLC	5.600%	6/15/42	205	227
	FirstEnergy Corp.	2.850%	7/15/22	100	101
	FirstEnergy Corp.	3.900%	7/15/27	300	314
	FirstEnergy Corp.	7.375%	11/15/31	475	648
	FirstEnergy Corp.	4.850%	7/15/47	200	227
	Florida Power & Light Co.	3.250%	6/1/24	25	26
	Florida Power & Light Co.	5.625%	4/1/34	25	32
	Florida Power & Light Co.	5.960%	4/1/39	375	506
	Florida Power & Light Co.	4.125%	2/1/42	170	188
	Florida Power & Light Co.	4.050%	6/1/42	125	136
	Florida Power & Light Co.	3.800%	12/15/42	75	79
	Florida Power & Light Co.	3.700%	12/1/47	150	155
	Florida Power & Light Co.	3.950%	3/1/48	325	355
	Florida Power & Light Co.	4.125%	6/1/48	100	112
	Florida Power & Light Co.	3.990%	3/1/49	100	109
	Fortis Inc.	2.100%	10/4/21	100	99
	Fortis Inc.	3.055%	10/4/26	295	292
	Georgia Power Co.	2.000%	9/8/20	400	397
	Georgia Power Co.	2.400%	4/1/21	75	75
	Georgia Power Co.	3.250%	4/1/26	100	101
	Georgia Power Co.	4.750%	9/1/40	175	192
	Georgia Power Co.	4.300%	3/15/43	100	104
	Great Plains Energy Inc.	4.850%	6/1/21	100	104
	Gulf Power Co.	3.300%	5/30/27	50	52
	Iberdrola International BV	6.750%	7/15/36	75	98
	Indiana Michigan Power Co.	3.850%	5/15/28	250	267
	Indiana Michigan Power Co.	3.750%	7/1/47	150	151
	Indiana Michigan Power Co.	4.250%	8/15/48	100	110
	Interstate Power & Light Co.	3.250%	12/1/24	50	51
	Interstate Power & Light Co.	4.100%	9/26/28	125	135

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Interstate Power & Light Co.	3.600%	4/1/29	60	63
	Interstate Power & Light Co.	6.250%	7/15/39	50	65
	Interstate Power & Light Co.	3.700%	9/15/46	75	73
	ITC Holdings Corp.	2.700%	11/15/22	100	100
	ITC Holdings Corp.	3.650%	6/15/24	75	78
	ITC Holdings Corp.	3.350%	11/15/27	100	102
	ITC Holdings Corp.	5.300%	7/1/43	300	359
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	67	79
	Kansas City Power & Light Co.	3.150%	3/15/23	75	77
	Kansas City Power & Light Co.	6.050%	11/15/35	50	63
	Kansas City Power & Light Co.	5.300%	10/1/41	100	120
	Kansas City Power & Light Co.	4.200%	6/15/47	100	109
	Kentucky Utilities Co.	3.250%	11/1/20	50	50
	Kentucky Utilities Co.	5.125%	11/1/40	125	153
	Kentucky Utilities Co.	4.375%	10/1/45	100	111
	Louisville Gas & Electric Co.	3.300%	10/1/25	75	78
	Louisville Gas & Electric Co.	4.250%	4/1/49	120	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	154
	MidAmerican Energy Co.	3.650%	4/15/29	200	216
	MidAmerican Energy Co.	6.750%	12/30/31	125	170
	MidAmerican Energy Co.	5.750%	11/1/35	125	158
	MidAmerican Energy Co.	4.800%	9/15/43	75	88
	MidAmerican Energy Co.	3.950%	8/1/47	100	108
	MidAmerican Energy Co.	4.250%	7/15/49	200	227
	Mississippi Power Co.	4.250%	3/15/42	100	101
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	200	200
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	50	51
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	304
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	794
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	109
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	107
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	226
3	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	25	24
3	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	76
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	451
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	112
	Nevada Power Co.	3.700%	5/1/29	200	214
	Nevada Power Co.	6.750%	7/1/37	75	103
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	355
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	106
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	103
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	51
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	261
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	104
3	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	118
3	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	103
	Northern States Power Co.	2.200%	8/15/20	50	50
	Northern States Power Co.	6.250%	6/1/36	75	101
	Northern States Power Co.	6.200%	7/1/37	50	68
	Northern States Power Co.	5.350%	11/1/39	175	220
	Northern States Power Co.	3.400%	8/15/42	105	104
	Northern States Power Co.	4.000%	8/15/45	50	54
	NSTAR Electric Co.	2.375%	10/15/22	125	126
	NSTAR Electric Co.	3.200%	5/15/27	125	129
	NSTAR Electric Co.	3.250%	5/15/29	50	52
	NSTAR Electric Co.	5.500%	3/15/40	75	94
	Oglethorpe Power Corp.	5.950%	11/1/39	50	62
	Oglethorpe Power Corp.	5.375%	11/1/40	175	207
	Ohio Edison Co.	6.875%	7/15/36	100	132
	Ohio Power Co.	5.375%	10/1/21	175	187
	Ohio Power Co.	4.150%	4/1/48	100	110
	Ohio Power Co.	4.000%	6/1/49	100	107
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	79
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	53
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	76
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	183
6	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	102
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	76
6	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	54
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	72
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	194
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	156
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	86
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	126
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	105
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	53
6	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	107
	PacifiCorp	2.950%	2/1/22	100	102
	PacifiCorp	3.600%	4/1/24	125	131
	PacifiCorp	3.500%	6/15/29	100	106
	PacifiCorp	7.700%	11/15/31	450	644
	PacifiCorp	5.250%	6/15/35	100	119
	PacifiCorp	6.100%	8/1/36	75	98
	PacifiCorp	6.350%	7/15/38	75	101
	PacifiCorp	4.100%	2/1/42	200	216
	PacifiCorp	4.125%	1/15/49	100	110
	PacifiCorp	4.150%	2/15/50	200	222
	PECO Energy Co.	2.375%	9/15/22	300	301
	PECO Energy Co.	3.900%	3/1/48	75	80
	Pinnacle West Capital Corp.	2.250%	11/30/20	100	100
	PNM Resources Inc.	3.250%	3/9/21	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	100	137
	Potomac Electric Power Co.	4.150%	3/15/43	150	161
	PPL Capital Funding Inc.	4.200%	6/15/22	25	26
	PPL Capital Funding Inc.	3.500%	12/1/22	115	118
	PPL Capital Funding Inc.	3.400%	6/1/23	100	102
	PPL Capital Funding Inc.	3.950%	3/15/24	50	52
	PPL Capital Funding Inc.	3.100%	5/15/26	100	100
	PPL Capital Funding Inc.	4.700%	6/1/43	75	80
	PPL Capital Funding Inc.	5.000%	3/15/44	200	222
	PPL Capital Funding Inc.	4.000%	9/15/47	75	72
	PPL Electric Utilities Corp.	3.000%	9/15/21	275	279
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	55
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	170
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	80
	Progress Energy Inc.	4.400%	1/15/21	100	103
	Progress Energy Inc.	3.150%	4/1/22	40	41
	Progress Energy Inc.	7.000%	10/30/31	119	160
	Progress Energy Inc.	6.000%	12/1/39	125	156
	PSEG Power LLC	3.850%	6/1/23	125	130
	PSEG Power LLC	8.625%	4/15/31	96	132
	Public Service Co. of Colorado	3.200%	11/15/20	25	25
	Public Service Co. of Colorado	3.700%	6/15/28	75	81
	Public Service Co. of Colorado	3.600%	9/15/42	175	175
	Public Service Co. of Colorado	4.100%	6/15/48	75	82
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	76
	Public Service Electric & Gas Co.	1.900%	3/15/21	150	150
	Public Service Electric & Gas Co.	3.000%	5/15/25	80	82
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	242
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	76
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	72
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	263
	Public Service Electric & Gas Co.	3.600%	12/1/47	75	77
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	214
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	100
	Puget Energy Inc.	6.500%	12/15/20	100	105
	Puget Energy Inc.	6.000%	9/1/21	100	107
	Puget Energy Inc.	5.625%	7/15/22	200	215
	Puget Energy Inc.	3.650%	5/15/25	400	408

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Puget Sound Energy Inc.	6.274%	3/15/37	125	165
	Puget Sound Energy Inc.	5.757%	10/1/39	125	161
	Puget Sound Energy Inc.	4.300%	5/20/45	100	110
	Puget Sound Energy Inc.	4.223%	6/15/48	125	139
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	242
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	107
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	73
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	78
	Sierra Pacific Power Co.	2.600%	5/1/26	100	99
	Southern California Edison Co.	2.900%	3/1/21	100	100
	Southern California Edison Co.	3.875%	6/1/21	275	280
3	Southern California Edison Co.	1.845%	2/1/22	43	42
	Southern California Edison Co.	2.400%	2/1/22	75	74
	Southern California Edison Co.	3.400%	6/1/23	75	76
	Southern California Edison Co.	3.500%	10/1/23	175	180
	Southern California Edison Co.	3.700%	8/1/25	50	52
	Southern California Edison Co.	3.650%	3/1/28	100	102
	Southern California Edison Co.	4.200%	3/1/29	75	79
	Southern California Edison Co.	6.650%	4/1/29	75	86
	Southern California Edison Co.	5.750%	4/1/35	75	87
	Southern California Edison Co.	5.350%	7/15/35	200	223
	Southern California Edison Co.	5.625%	2/1/36	125	143
	Southern California Edison Co.	5.500%	3/15/40	100	115
	Southern California Edison Co.	4.500%	9/1/40	75	79
	Southern California Edison Co.	4.050%	3/15/42	208	205
	Southern California Edison Co.	3.900%	3/15/43	100	97
	Southern California Edison Co.	4.000%	4/1/47	150	149
	Southern California Edison Co.	4.125%	3/1/48	350	352
	Southern California Edison Co.	4.875%	3/1/49	100	112
	Southern Co.	2.350%	7/1/21	300	298
	Southern Co.	3.250%	7/1/26	350	355
	Southern Co.	4.250%	7/1/36	200	205
	Southern Co.	4.400%	7/1/46	360	379
	Southern Power Co.	2.500%	12/15/21	350	350
	Southern Power Co.	4.150%	12/1/25	100	106
	Southern Power Co.	5.150%	9/15/41	100	109
	Southern Power Co.	5.250%	7/15/43	50	55
	Southern Power Co.	4.950%	12/15/46	75	80
	Southwestern Electric Power Co.	2.750%	10/1/26	100	98
	Southwestern Electric Power Co.	4.100%	9/15/28	100	108
	Southwestern Electric Power Co.	6.200%	3/15/40	50	64
	Southwestern Electric Power Co.	3.900%	4/1/45	200	198
	Southwestern Electric Power Co.	3.850%	2/1/48	325	320
	Southwestern Public Service Co.	3.300%	6/15/24	165	171
	Southwestern Public Service Co.	4.500%	8/15/41	100	111
	Southwestern Public Service Co.	3.400%	8/15/46	275	265
	Southwestern Public Service Co.	3.700%	8/15/47	75	76
	Southwestern Public Service Co.	4.400%	11/15/48	275	310
	Southwestern Public Service Co.	3.750%	6/15/49	75	76
	Tampa Electric Co.	4.100%	6/15/42	50	52
	Tampa Electric Co.	4.350%	5/15/44	50	54
	Tampa Electric Co.	4.300%	6/15/48	75	81
	Tampa Electric Co.	4.450%	6/15/49	125	140
	Toledo Edison Co.	6.150%	5/15/37	75	96
	Tucson Electric Power Co.	3.050%	3/15/25	50	51
	UIL Holdings Corp.	4.625%	10/1/20	75	77
	Union Electric Co.	3.500%	4/15/24	250	262
	Union Electric Co.	8.450%	3/15/39	150	237
	Union Electric Co.	3.650%	4/15/45	125	127
	Union Electric Co.	4.000%	4/1/48	75	79
	Virginia Electric & Power Co.	3.450%	2/15/24	50	52
	Virginia Electric & Power Co.	2.950%	11/15/26	75	76
	Virginia Electric & Power Co.	3.500%	3/15/27	250	263
	Virginia Electric & Power Co.	3.800%	4/1/28	150	160
	Virginia Electric & Power Co.	6.000%	1/15/36	125	158
	Virginia Electric & Power Co.	6.000%	5/15/37	150	194
	Virginia Electric & Power Co.	6.350%	11/30/37	50	67
	Virginia Electric & Power Co.	4.000%	1/15/43	100	105
	Virginia Electric & Power Co.	4.450%	2/15/44	475	529
	Virginia Electric & Power Co.	4.200%	5/15/45	75	80
	Virginia Electric & Power Co.	4.000%	11/15/46	100	105
	Virginia Electric & Power Co.	3.800%	9/15/47	100	103
	Virginia Electric & Power Co.	4.600%	12/1/48	375	434
	WEC Energy Group Inc.	3.550%	6/15/25	200	209
	Westar Energy Inc.	2.550%	7/1/26	150	145
	Westar Energy Inc.	3.100%	4/1/27	100	102
	Westar Energy Inc.	4.125%	3/1/42	200	213
	Westar Energy Inc.	4.100%	4/1/43	100	107
	Westar Energy Inc.	4.250%	12/1/45	25	27
	Wisconsin Electric Power Co.	2.950%	9/15/21	75	76
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	111
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	136
	Wisconsin Public Service Corp.	3.350%	11/21/21	300	308
	Xcel Energy Inc.	2.600%	3/15/22	75	76
	Xcel Energy Inc.	3.300%	6/1/25	325	335
	Xcel Energy Inc.	3.350%	12/1/26	75	77
	Xcel Energy Inc.	4.000%	6/15/28	75	81

	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	100	102
	Atmos Energy Corp.	5.500%	6/15/41	200	252
	Atmos Energy Corp.	4.150%	1/15/43	100	108
	Atmos Energy Corp.	4.125%	10/15/44	50	54
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	51
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	106
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	307
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	51
	KeySpan Corp.	5.803%	4/1/35	50	59
	NiSource Finance Corp.	3.490%	5/15/27	250	258
	NiSource Finance Corp.	5.950%	6/15/41	100	122
	NiSource Finance Corp.	4.800%	2/15/44	125	138
	NiSource Finance Corp.	5.650%	2/1/45	100	121
	NiSource Finance Corp.	4.375%	5/15/47	250	265
	NiSource Inc.	2.650%	11/17/22	75	76
	NiSource Inc.	3.650%	6/15/23	75	78
	ONE Gas Inc.	4.658%	2/1/44	125	145
	ONE Gas Inc.	4.500%	11/1/48	75	85
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	115
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	56
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	72
	Sempra Energy	2.850%	11/15/20	395	397
	Sempra Energy	2.875%	10/1/22	100	100
	Sempra Energy	2.900%	2/1/23	100	101
	Sempra Energy	4.050%	12/1/23	100	105
	Sempra Energy	3.750%	11/15/25	155	160
	Sempra Energy	3.250%	6/15/27	150	150
	Sempra Energy	3.400%	2/1/28	200	199
	Sempra Energy	3.800%	2/1/38	200	193
	Sempra Energy	6.000%	10/15/39	150	181
	Sempra Energy	4.000%	2/1/48	175	171
	Southern California Gas Co.	2.600%	6/15/26	200	196
	Southern California Gas Co.	3.750%	9/15/42	75	76
	Southern California Gas Co.	4.125%	6/1/48	75	80
	Southern California Gas Co.	3.950%	2/15/50	70	72
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	332
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	75
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	91
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	52
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	98
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	106
	Southwest Gas Corp.	3.700%	4/1/28	50	52
	Southwest Gas Corp.	3.800%	9/29/46	75	73
	Southwest Gas Corp.	4.150%	6/1/49	25	26
	Washington Gas Light Co.	3.796%	9/15/46	100	100

	Other Utility (0.0%)
	American Water Capital Corp.	3.400%	3/1/25	125	130
	American Water Capital Corp.	2.950%	9/1/27	325	327
	American Water Capital Corp.	3.450%	6/1/29	125	130

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Water Capital Corp.	6.593%	10/15/37	150	203
American Water Capital Corp.	4.300%	9/1/45	100	108
American Water Capital Corp.	3.750%	9/1/47	200	201
American Water Capital Corp.	4.200%	9/1/48	100	108
American Water Capital Corp.	4.150%	6/1/49	125	134
Aqua America Inc.	3.566%	5/1/29	75	78
Aqua America Inc.	4.276%	5/1/49	85	91
Veolia Environnement SA	6.750%	6/1/38	100	132
				74,954
Total Corporate Bonds (Cost $996,645)				1,050,155
Sovereign Bonds (4.2%)
African Development Bank	1.250%	7/26/21	500	494
African Development Bank	2.375%	9/23/21	300	303
African Development Bank	2.125%	11/16/22	700	707
African Development Bank	3.000%	9/20/23	275	288
Asian Development Bank	2.875%	11/27/20	120	122
Asian Development Bank	2.250%	1/20/21	500	503
Asian Development Bank	1.625%	3/16/21	500	498
Asian Development Bank	1.750%	6/8/21	625	624
Asian Development Bank	2.000%	2/16/22	650	653
Asian Development Bank	1.875%	2/18/22	600	601
Asian Development Bank	1.750%	9/13/22	900	899
Asian Development Bank	2.750%	3/17/23	1,000	1,033
Asian Development Bank	2.625%	1/30/24	1,000	1,034
Asian Development Bank	2.000%	1/22/25	300	302
Asian Development Bank	2.000%	4/24/26	100	100
Asian Development Bank	2.625%	1/12/27	200	209
Asian Development Bank	2.375%	8/10/27	275	282
Asian Development Bank	6.220%	8/15/27	100	128
Asian Development Bank	2.500%	11/2/27	673	696
Asian Development Bank	5.820%	6/16/28	148	189
Asian Development Bank	3.125%	9/26/28	130	141
Asian Infrastructure Investment Bank	2.250%	5/16/24	200	203
Canada	2.625%	1/25/22	250	255
Canada	2.000%	11/15/22	570	574
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	302
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	300
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	515
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	543
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	318
Corp. Andina de Fomento	2.200%	7/18/20	355	354
Corp. Andina de Fomento	3.250%	2/11/22	45	46
Corp. Andina de Fomento	2.750%	1/6/23	125	125
Corp. Andina de Fomento	3.750%	11/23/23	925	965
Council Of Europe Development Bank	1.625%	3/16/21	200	199
Council Of Europe Development Bank	2.625%	2/13/23	425	436
Ecopetrol SA	5.875%	9/18/23	225	249
Ecopetrol SA	4.125%	1/16/25	200	207
Ecopetrol SA	5.375%	6/26/26	750	826
Ecopetrol SA	7.375%	9/18/43	100	128
Ecopetrol SA	5.875%	5/28/45	400	440
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	205
Equinor ASA	2.750%	11/10/21	300	304
Equinor ASA	3.150%	1/23/22	150	154
Equinor ASA	2.450%	1/17/23	450	454
Equinor ASA	2.650%	1/15/24	375	381
Equinor ASA	3.700%	3/1/24	150	159
Equinor ASA	3.250%	11/10/24	150	157
Equinor ASA	7.250%	9/23/27	250	329
Equinor ASA	3.625%	9/10/28	175	188
Equinor ASA	5.100%	8/17/40	125	155
Equinor ASA	4.250%	11/23/41	175	195
Equinor ASA	3.950%	5/15/43	125	135
Equinor ASA	4.800%	11/8/43	175	212
European Bank for Reconstruction & Development	1.875%	7/15/21	225	225
European Bank for Reconstruction & Development	1.500%	11/2/21	150	149
European Bank for Reconstruction & Development	1.875%	2/23/22	200	200
European Bank for Reconstruction & Development	2.750%	3/7/23	925	955
European Investment Bank	1.375%	6/15/20	1,625	1,614
European Investment Bank	2.875%	9/15/20	1,025	1,036
European Investment Bank	1.625%	12/15/20	125	124
European Investment Bank	4.000%	2/16/21	375	388
European Investment Bank	2.000%	3/15/21	1,450	1,453
European Investment Bank	2.500%	4/15/21	850	859
European Investment Bank	2.375%	5/13/21	1,850	1,868
European Investment Bank	1.625%	6/15/21	1,000	996
European Investment Bank	1.375%	9/15/21	100	99
European Investment Bank	2.125%	10/15/21	100	101
European Investment Bank	2.875%	12/15/21	1,150	1,179
European Investment Bank	2.625%	5/20/22	200	205
European Investment Bank	2.375%	6/15/22	1,725	1,753
European Investment Bank	2.500%	3/15/23	600	615
European Investment Bank	2.875%	8/15/23	800	832
European Investment Bank	3.125%	12/14/23	500	527
European Investment Bank	3.250%	1/29/24	810	859
European Investment Bank	2.625%	3/15/24	530	548
European Investment Bank	2.250%	6/24/24	200	204
European Investment Bank	2.500%	10/15/24	200	206
European Investment Bank	1.875%	2/10/25	1,050	1,049
European Investment Bank	2.375%	5/24/27	225	232
European Investment Bank	4.875%	2/15/36	225	296
Export Development Canada	2.000%	11/30/20	805	805
Export Development Canada	1.500%	5/26/21	525	521
Export Development Canada	1.375%	10/21/21	200	198
Export Development Canada	2.500%	1/24/23	40	41
Export Development Canada	2.625%	2/21/24	250	258
Export-Import Bank of Korea	2.500%	11/1/20	200	201
Export-Import Bank of Korea	2.500%	5/10/21	300	301
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	248
Export-Import Bank of Korea	3.500%	11/27/21	200	205
Export-Import Bank of Korea	5.000%	4/11/22	275	294
Export-Import Bank of Korea	3.000%	11/1/22	600	613
Export-Import Bank of Korea	3.625%	11/27/23	200	210
Export-Import Bank of Korea	4.000%	1/14/24	650	694
Export-Import Bank of Korea	2.625%	5/26/26	200	198
FMS Wertmanagement	2.000%	8/1/22	470	472
FMS Wertmanagement	2.750%	3/6/23	300	310
Hydro-Quebec	8.400%	1/15/22	375	430
Hydro-Quebec	8.050%	7/7/24	200	253
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	250
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	252
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	256
Inter-American Development Bank	1.875%	6/16/20	275	275
Inter-American Development Bank	1.375%	7/15/20	185	184
Inter-American Development Bank	2.125%	11/9/20	435	436
Inter-American Development Bank	1.875%	3/15/21	200	200
Inter-American Development Bank	2.625%	4/19/21	700	709
Inter-American Development Bank	2.125%	1/18/22	700	705
Inter-American Development Bank	1.750%	4/14/22	800	799
Inter-American Development Bank	3.000%	9/26/22	500	518
Inter-American Development Bank	2.500%	1/18/23	825	844
Inter-American Development Bank	3.000%	10/4/23	625	654
Inter-American Development Bank	3.000%	2/21/24	900	945
Inter-American Development Bank	2.125%	1/15/25	400	405
Inter-American Development Bank	7.000%	6/15/25	100	126
Inter-American Development Bank	2.000%	6/2/26	750	751
Inter-American Development Bank	2.375%	7/7/27	450	461
Inter-American Development Bank	3.125%	9/18/28	875	949
Inter-American Development Bank	3.875%	10/28/41	200	239
Inter-American Development Bank	3.200%	8/7/42	100	108

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.625%	9/4/20	775	772
	International Bank for Reconstruction & Development	1.625%	3/9/21	1,100	1,095
	International Bank for Reconstruction & Development	1.375%	5/24/21	1,100	1,090
	International Bank for Reconstruction & Development	2.250%	6/24/21	450	454
	International Bank for Reconstruction & Development	2.750%	7/23/21	930	947
	International Bank for Reconstruction & Development	1.375%	9/20/21	1,975	1,956
	International Bank for Reconstruction & Development	2.125%	12/13/21	255	257
	International Bank for Reconstruction & Development	2.000%	1/26/22	145	146
	International Bank for Reconstruction & Development	1.625%	2/10/22	1,025	1,021
	International Bank for Reconstruction & Development	2.125%	7/1/22	375	379
	International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,102
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,179
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	775
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,188
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	504
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	362
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	322
	International Finance Corp.	2.250%	1/25/21	950	955
	International Finance Corp.	2.875%	7/31/23	275	286
	International Finance Corp.	2.125%	4/7/26	600	606
7	Japan Bank for International Cooperation	2.125%	7/21/20	330	330
7	Japan Bank for International Cooperation	2.125%	11/16/20	344	344
7	Japan Bank for International Cooperation	3.125%	7/20/21	75	77
7	Japan Bank for International Cooperation	1.500%	7/21/21	750	743
7	Japan Bank for International Cooperation	2.000%	11/4/21	970	969
7	Japan Bank for International Cooperation	2.500%	6/1/22	450	456
7	Japan Bank for International Cooperation	2.375%	7/21/22	250	252
7	Japan Bank for International Cooperation	2.375%	11/16/22	540	545
7	Japan Bank for International Cooperation	3.250%	7/20/23	100	105
7	Japan Bank for International Cooperation	3.375%	7/31/23	100	105
7	Japan Bank for International Cooperation	3.375%	10/31/23	400	421
7	Japan Bank for International Cooperation	3.000%	5/29/24	500	520
7	Japan Bank for International Cooperation	2.125%	2/10/25	330	329
7	Japan Bank for International Cooperation	2.375%	4/20/26	200	201
7	Japan Bank for International Cooperation	2.250%	11/4/26	200	199
7	Japan Bank for International Cooperation	2.875%	7/21/27	200	207
7	Japan Bank for International Cooperation	2.750%	11/16/27	800	822
7	Japan Bank for International Cooperation	3.250%	7/20/28	300	320
7	Japan Bank for International Cooperation	3.500%	10/31/28	350	382
7	Japan International Cooperation Agency	2.750%	4/27/27	300	307
8	KFW	1.875%	6/30/20	1,100	1,098
8	KFW	2.750%	7/15/20	175	176
8	KFW	2.750%	9/8/20	1,700	1,715
8	KFW	2.750%	10/1/20	200	202
8	KFW	1.875%	12/15/20	550	549
8	KFW	1.625%	3/15/21	900	897
8	KFW	2.375%	3/24/21	900	908
8	KFW	1.500%	6/15/21	900	894
8	KFW	1.750%	9/15/21	600	599
8	KFW	2.000%	11/30/21	600	603
8	KFW	3.125%	12/15/21	1,115	1,149
8	KFW	2.500%	2/15/22	1,000	1,017
8	KFW	2.125%	3/7/22	1,000	1,008
8	KFW	2.125%	6/15/22	750	757
8	KFW	2.000%	10/4/22	950	956
8	KFW	2.375%	12/29/22	450	459
8	KFW	2.125%	1/17/23	1,025	1,036
8	KFW	2.625%	2/28/24	400	413
8	KFW	2.500%	11/20/24	1,800	1,857
8	KFW	2.000%	5/2/25	150	151
8	KFW	2.875%	4/3/28	500	531
8	KFW	0.000%	4/18/36	400	260
8	KFW	0.000%	6/29/37	200	126
	Korea Development Bank	4.625%	11/16/21	150	158
	Korea Development Bank	3.000%	9/14/22	750	765
	Korea Development Bank	3.375%	3/12/23	700	725
	Korea Development Bank	3.750%	1/22/24	500	529
8	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	45
8	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	105
8	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	854
8	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	487
8	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	270
8	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	258
	Nexen Energy ULC	7.875%	3/15/32	50	72
	Nexen Energy ULC	6.400%	5/15/37	450	599
	Nexen Energy ULC	7.500%	7/30/39	200	302
	Nordic Investment Bank	1.500%	9/29/20	200	199
	Nordic Investment Bank	1.625%	11/20/20	200	199
	Nordic Investment Bank	2.250%	2/1/21	200	201
	Nordic Investment Bank	1.250%	8/2/21	400	395
	Nordic Investment Bank	2.125%	2/1/22	200	202
	Nordic Investment Bank	2.875%	7/19/23	200	208
	Nordic Investment Bank	2.250%	5/21/24	200	204
9	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	298
9	Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	102
9	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	210
3	Oriental Republic of Uruguay	8.000%	11/18/22	125	141
3	Oriental Republic of Uruguay	4.500%	8/14/24	303	323
3	Oriental Republic of Uruguay	4.375%	10/27/27	150	162
3	Oriental Republic of Uruguay	4.375%	1/23/31	208	225
3	Oriental Republic of Uruguay	7.625%	3/21/36	195	277
3	Oriental Republic of Uruguay	4.125%	11/20/45	300	306
3	Oriental Republic of Uruguay	5.100%	6/18/50	965	1,086
	Petroleos Mexicanos	5.500%	1/21/21	500	506
	Petroleos Mexicanos	6.375%	2/4/21	851	873
	Petroleos Mexicanos	4.875%	1/24/22	425	423
	Petroleos Mexicanos	5.375%	3/13/22	184	185
	Petroleos Mexicanos	3.500%	1/30/23	465	442
	Petroleos Mexicanos	4.625%	9/21/23	187	183
	Petroleos Mexicanos	4.875%	1/18/24	350	343
	Petroleos Mexicanos	4.250%	1/15/25	100	93
	Petroleos Mexicanos	2.378%	4/15/25	30	30
	Petroleos Mexicanos	4.500%	1/23/26	110	100
	Petroleos Mexicanos	6.875%	8/4/26	599	605
	Petroleos Mexicanos	6.500%	3/13/27	1,236	1,222
	Petroleos Mexicanos	5.350%	2/12/28	556	505

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	6.500%	1/23/29	375	363
	Petroleos Mexicanos	6.625%	6/15/35	625	578
	Petroleos Mexicanos	6.625%	6/15/38	150	133
	Petroleos Mexicanos	6.500%	6/2/41	400	354
	Petroleos Mexicanos	5.500%	6/27/44	184	147
	Petroleos Mexicanos	6.375%	1/23/45	500	430
	Petroleos Mexicanos	5.625%	1/23/46	367	296
	Petroleos Mexicanos	6.750%	9/21/47	1,588	1,413
	Petroleos Mexicanos	6.350%	2/12/48	396	340
	Province of Alberta	2.200%	7/26/22	400	402
	Province of Alberta	3.350%	11/1/23	375	395
	Province of Alberta	2.950%	1/23/24	300	309
	Province of Alberta	3.300%	3/15/28	250	267
	Province of British Columbia	2.000%	10/23/22	200	201
	Province of British Columbia	2.250%	6/2/26	300	302
	Province of Manitoba	2.050%	11/30/20	300	300
	Province of Manitoba	2.100%	9/6/22	150	151
	Province of Manitoba	2.600%	4/16/24	150	154
	Province of Manitoba	2.125%	6/22/26	90	89
	Province of New Brunswick	2.500%	12/12/22	95	96
	Province of New Brunswick	3.625%	2/24/28	105	114
	Province of Ontario	2.550%	2/12/21	180	182
	Province of Ontario	2.500%	9/10/21	575	581
	Province of Ontario	2.400%	2/8/22	525	531
	Province of Ontario	2.550%	4/25/22	350	356
	Province of Ontario	2.250%	5/18/22	500	504
	Province of Ontario	2.450%	6/29/22	150	152
	Province of Ontario	2.200%	10/3/22	400	403
	Province of Ontario	3.400%	10/17/23	760	801
	Province of Ontario	3.050%	1/29/24	250	259
	Province of Ontario	3.200%	5/16/24	150	158
	Province of Ontario	2.500%	4/27/26	250	254
	Province of Ontario	2.300%	6/15/26	900	904
	Province of Quebec	3.500%	7/29/20	350	355
	Province of Quebec	2.750%	8/25/21	325	330
	Province of Quebec	2.375%	1/31/22	100	101
	Province of Quebec	2.625%	2/13/23	425	434
	Province of Quebec	2.500%	4/20/26	200	204
	Province of Quebec	2.750%	4/12/27	850	875
	Province of Quebec	7.500%	9/15/29	475	685
	Republic of Chile	3.875%	8/5/20	200	204
	Republic of Chile	2.250%	10/30/22	175	176
	Republic of Chile	3.125%	1/21/26	485	505
3	Republic of Chile	3.240%	2/6/28	460	482
	Republic of Chile	3.860%	6/21/47	275	297
	Republic of Colombia	4.375%	7/12/21	450	466
	Republic of Colombia	4.000%	2/26/24	400	418
	Republic of Colombia	8.125%	5/21/24	100	123
3	Republic of Colombia	4.500%	1/28/26	322	348
3	Republic of Colombia	3.875%	4/25/27	565	589
3	Republic of Colombia	4.500%	3/15/29	650	710
	Republic of Colombia	10.375%	1/28/33	200	313
	Republic of Colombia	7.375%	9/18/37	300	407
	Republic of Colombia	6.125%	1/18/41	125	155
3	Republic of Colombia	5.625%	2/26/44	475	562
3	Republic of Colombia	5.000%	6/15/45	965	1,065
	Republic of Colombia	5.200%	5/15/49	400	454
	Republic of Hungary	6.375%	3/29/21	700	748
	Republic of Hungary	5.375%	2/21/23	400	440
	Republic of Hungary	5.750%	11/22/23	400	453
	Republic of Hungary	5.375%	3/25/24	350	395
	Republic of Hungary	7.625%	3/29/41	230	369
	Republic of Indonesia	2.950%	1/11/23	425	427
	Republic of Indonesia	4.100%	4/24/28	200	211
	Republic of Indonesia	4.750%	2/11/29	425	471
	Republic of Indonesia	3.400%	9/18/29	200	200
6	Republic of Indonesia	4.750%	7/18/47	200	216
	Republic of Indonesia	4.350%	1/11/48	300	309
	Republic of Italy	6.875%	9/27/23	590	666
	Republic of Italy	5.375%	6/15/33	325	354
	Republic of Korea	3.875%	9/11/23	200	214
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Korea	2.750%	1/19/27	1,000	1,015
	Republic of Korea	3.875%	9/20/48	125	142
3	Republic of Panama	4.000%	9/22/24	200	213
3	Republic of Panama	3.750%	3/16/25	200	211
	Republic of Panama	7.125%	1/29/26	168	209
	Republic of Panama	8.875%	9/30/27	238	337
3	Republic of Panama	3.875%	3/17/28	460	491
	Republic of Panama	9.375%	4/1/29	300	449
3	Republic of Panama	6.700%	1/26/36	292	397
3	Republic of Panama	4.500%	4/16/50	410	460
3	Republic of Panama	4.300%	4/29/53	200	220
	Republic of Peru	7.350%	7/21/25	225	287
	Republic of Peru	8.750%	11/21/33	645	1,041
3	Republic of Peru	6.550%	3/14/37	225	317
	Republic of Peru	5.625%	11/18/50	475	653
	Republic of Poland	5.125%	4/21/21	275	289
	Republic of Poland	5.000%	3/23/22	775	832
	Republic of Poland	3.000%	3/17/23	325	333
	Republic of Poland	4.000%	1/22/24	350	376
	Republic of Poland	3.250%	4/6/26	150	159
	Republic of the Philippines	4.000%	1/15/21	350	359
	Republic of the Philippines	9.500%	10/21/24	350	470
	Republic of the Philippines	10.625%	3/16/25	100	143
	Republic of the Philippines	5.500%	3/30/26	225	265
	Republic of the Philippines	3.000%	2/1/28	400	410
	Republic of the Philippines	3.750%	1/14/29	400	434
	Republic of the Philippines	9.500%	2/2/30	300	479
	Republic of the Philippines	7.750%	1/14/31	400	588
	Republic of the Philippines	6.375%	1/15/32	200	270
	Republic of the Philippines	6.375%	10/23/34	550	766
	Republic of the Philippines	3.950%	1/20/40	700	778
	Republic of the Philippines	3.700%	3/1/41	200	217
	Republic of the Philippines	3.700%	2/2/42	350	379
	State of Israel	3.150%	6/30/23	400	415
	State of Israel	2.875%	3/16/26	200	207
	State of Israel	3.250%	1/17/28	300	317
	State of Israel	4.500%	1/30/43	200	229
	State of Israel	4.125%	1/17/48	250	274
	Svensk Exportkredit AB	1.875%	6/23/20	200	200
	Svensk Exportkredit AB	1.750%	8/28/20	380	379
	Svensk Exportkredit AB	2.750%	10/7/20	260	262
	Svensk Exportkredit AB	1.750%	3/10/21	250	249
	Svensk Exportkredit AB	2.375%	4/9/21	200	202
	Svensk Exportkredit AB	2.875%	5/22/21	200	204
	Svensk Exportkredit AB	3.125%	11/8/21	200	206
	Svensk Exportkredit AB	2.000%	8/30/22	190	191
	Svensk Exportkredit AB	2.875%	3/14/23	195	202
	Syngenta Finance NV	3.125%	3/28/22	100	100
	United Mexican States	3.500%	1/21/21	100	101
	United Mexican States	3.625%	3/15/22	548	561
	United Mexican States	3.600%	1/30/25	510	521
	United Mexican States	4.125%	1/21/26	445	465
	United Mexican States	4.150%	3/28/27	1,300	1,360
	United Mexican States	3.750%	1/11/28	675	687
	United Mexican States	4.500%	4/22/29	200	214
	United Mexican States	8.300%	8/15/31	220	309
	United Mexican States	7.500%	4/8/33	100	133
	United Mexican States	6.050%	1/11/40	1,083	1,292
	United Mexican States	4.750%	3/8/44	765	797
	United Mexican States	5.550%	1/21/45	330	384
	United Mexican States	4.600%	1/23/46	600	613
	United Mexican States	4.350%	1/15/47	760	754
	United Mexican States	4.600%	2/10/48	255	263
	United Mexican States	5.750%	10/12/10	342	373
Total Sovereign Bonds (Cost $159,457)					164,817

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	90	92
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	150	203
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	50	67
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	50	78
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	125	217
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	144
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	375
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	324
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	150	150
	California GO	2.800%	4/1/21	150	152
	California GO	5.700%	11/1/21	250	272
	California GO	3.375%	4/1/25	100	106
	California GO	3.500%	4/1/28	150	162
	California GO	4.500%	4/1/33	190	215
	California GO	7.500%	4/1/34	350	528
	California GO	4.600%	4/1/38	300	328
	California GO	7.300%	10/1/39	75	113
	California GO	7.350%	11/1/39	1,425	2,155
	California GO	7.625%	3/1/40	205	323
	California GO	7.600%	11/1/40	200	324
	California State University Systemwide Revenue	3.899%	11/1/47	50	54
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	66
	Chicago IL GO	7.045%	1/1/29	50	55
	Chicago IL GO	7.375%	1/1/33	150	178
	Chicago IL GO	6.314%	1/1/44	100	108
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	100	130
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	125	177
	Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	75	88
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	150	196
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	125	169
	Clark County NV Airport System Revenue	6.881%	7/1/42	100	100
	Clark County NV Airport System Revenue	6.820%	7/1/45	100	157
	Commonwealth Financing Authority PA Revenue	3.807%	6/1/41	55	58
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	100	105
	Connecticut GO	5.090%	10/1/30	175	202
	Connecticut GO	5.850%	3/15/32	200	257
	Cook County IL GO	6.229%	11/15/34	50	67
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	141
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	64
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	150	208
	Dallas TX Independent School District GO	6.450%	2/15/35	100	107
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	150	192
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	150	151
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	450	453
	George Washington University	4.126%	9/15/48	150	168
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	248	298
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	149	195
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	74	94
	Houston TX GO	6.290%	3/1/32	135	165
	Illinois GO	4.950%	6/1/23	400	419
	Illinois GO	5.100%	6/1/33	1,200	1,264
	Illinois GO	7.350%	7/1/35	300	354
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	67
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	150	163
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	100	117
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	25	26
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	100	152
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	100	157
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	244
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	160
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	274
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	97
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	78
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	50	67
	Massachusetts GO	4.200%	12/1/21	125	129
	Massachusetts GO	5.456%	12/1/39	150	191
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	100	131
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	50	71
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	135
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	125	133
	Michigan State University Revenue	4.496%	8/15/48	50	54
	Mississippi GO	5.245%	11/1/34	50	61
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	100	105
10	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	225	284
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	100	104

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	400	541
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	155
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	602
	New York City NY GO	6.246%	6/1/35	25	26
	New York City NY GO	5.517%	10/1/37	50	65
	New York City NY GO	6.271%	12/1/37	100	139
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	50	70
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	50	70
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	50	71
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	100	133
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	175	247
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	150	187
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	100	128
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	75	95
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	612
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	64
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	100	124
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	150	182
	New York State Urban Development Corp. Revenue(Personal Income Tax)	3.900%	3/15/33	100	107
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	233
	Ohio State University General Receipts Revenue	4.910%	6/1/40	100	124
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	109
	Ohio State University General Receipts Revenue	4.800%	6/1/11	100	123
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	88
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	150	198
	Oregon GO	5.762%	6/1/23	135	148
	Oregon GO	5.892%	6/1/27	75	91
11	Oregon School Boards Association GO	5.528%	6/30/28	50	59
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	50	57
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	66
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	75	98
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	250	319
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	100	111
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	30	34
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	100	126
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	550	658
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	100	125
	President & Fellows of Harvard College	4.875%	10/15/40	225	278
	President & Fellows of Harvard College	3.150%	7/15/46	100	100
	Princeton University	5.700%	3/1/39	200	270
	Regents of the University of California Revenue	3.063%	7/1/25	100	104
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	100	143
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	65
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	75	73
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	50	49
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	100	114
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	150	186
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	125	169
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	125	172
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	142
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	100	154
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	100	103
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	246
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	100	99
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	100	149
	Texas GO	5.517%	4/1/39	50	66
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	211
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	60
	University of California Regents Medical Center Revenue	6.548%	5/15/48	250	359
	University of California Regents Medical Center Revenue	6.583%	5/15/49	50	72
	University of California Revenue	5.946%	5/15/45	175	234
	University of California Revenue	4.858%	5/15/12	175	212
	University of California Revenue	4.767%	5/15/15	100	118
	University of Southern California	5.250%	10/1/11	100	136
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	50	51
	University of Texas Revenue	3.354%	8/15/47	50	51
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	25	25
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	75	92
	University of Virginia Revenue	4.179%	9/1/17	50	57
	Utah GO	4.554%	7/1/24	50	53
	Utah GO	3.539%	7/1/25	50	52
	Washington GO	5.140%	8/1/40	150	189
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	266
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	100	105
11	Wisconsin GO	5.700%	5/1/26	70	80
Total Taxable Municipal Bonds (Cost $23,134)					27,387

Total Bond Market Index Portfolio

					Market
			Maturity		Value•
		Coupon	Date	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
12	Vanguard Market Liquidity Fund
	(Cost $87,654)	2.499%		876,522	87,670
Total Investments (101.7%) (Cost $3,869,856)					3,995,086

				Face
				Amount
				($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
3	UMBS TBA	2.500%	7/1/34	(3,550)	(3,574)
Total Conventional Mortgage-Backed Securities— Liability for Sale Commitments (Proceeds $3,566)					(3,574)

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	195
Receivables for Investment Securities Sold	36,243
Receivables for Accrued Income	24,493
Receivables for Capital Shares Issued	4,268
Other Assets	1,299
Total Other Assets	66,498
Other Liabilities
Payables for Investment Securities Purchased	(126,118)
Payables for Capital Shares Redeemed	(930)
Payables to Vanguard	(1,392)
Total Other Liabilities	(128,440)
Net Assets (100%)
Applicable to 329,629,913 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,929,570
Net Asset Value Per Share	$11.92

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,768,631
Total Distributable Earnings (Loss)	160,939
Net Assets	3,929,570

•	See Note A in Notes to Financial Statements.

§	Security value determined using significant unobservable inputs.

†	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.

1	U.S. government-guaranteed.

2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.

5

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $26,260,000, representing 0.7% of net assets.

7	Guaranteed by the Government of Japan.

8	Guaranteed by the Federal Republic of Germany.

9	Guaranteed by the Republic of Austria.

10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

TBA—To Be Announced.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	55,416
Total Income	55,416
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative	2,274
Marketing and Distribution	199
Custodian Fees	32
Shareholders’ Reports	15
Trustees’ Fees and Expenses	1
Total Expenses	2,587
Net Investment Income	52,829
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,010
Futures Contracts	(7)
Realized Net Gain (Loss)	1,003
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	168,327
Sale Commitments	(8)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	168,319
Net Increase (Decrease) in Net Assets Resulting from Operations	222,151

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $715,000, $2,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,829	94,491
Realized Net Gain (Loss)	1,003	(11,812)
Change in Unrealized Appreciation (Depreciation)	168,319	(87,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,151	(4,830)
Distributions
Net Investment Income	(97,897)	(79,188)
Realized Capital Gain[1]	—	(6,703)
Total Distributions	(97,897)	(85,891)
Capital Share Transactions
Issued	483,588	657,403
Issued in Lieu of Cash Distributions	97,897	85,891
Redeemed	(310,722)	(616,385)
Net Increase (Decrease) from Capital Share Transactions	270,763	126,909
Total Increase (Decrease)	395,017	36,188
Net Assets
Beginning of Period	3,534,553	3,498,365
End of Period	3,929,570	3,534,553

1       Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.54	$11.86	$11.77	$11.79	$12.07	$11.73
Investment Operations
Net Investment Income	.165 [1]	.313 [1]	.292 [1]	.283	.276	.281
Net Realized and Unrealized Gain (Loss) on Investments	.526	(.343)	.119	.007	(.233)	.397
Total from Investment Operations	.691	(.030)	.411	.290	.043	.678
Distributions
Dividends from Net Investment Income	(.311)	(.267)	(.283)	(.277)	(.272)	(.295)
Distributions from Realized Capital Gains	—	(.023)	(.038)	(.033)	(.051)	(.043)
Total Distributions	(.311)	(.290)	(.321)	(.310)	(.323)	(.338)
Net Asset Value, End of Period	$11.92	$11.54	$11.86	$11.77	$11.79	$12.07

Total Return	6.09%	-0.21%	3.57%	2.47%	0.33%	5.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,930	$3,535	$3,498	$2,985	$2,799	$2,619
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.74%	2.48%	2.41%	2.43%	2.47%
Portfolio Turnover Rate[2]	79%	89%	91%	104%	149%	118%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes 17%, 26%, 24%, 33%, 61%, and 61% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Notes to Financial Statements

The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2019.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

Total Bond Market Index Portfolio

4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $195,000, representing 0.00% of the portfolio’s net assets and 0.08% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market Index Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	2,560,643	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	104,260	154
Corporate Bonds	—	1,050,155	—
Sovereign Bonds	—	164,817	—
Taxable Municipal Bonds	—	27,387	—
Temporary Cash Investments	87,670	—	—
Conventional Mortgage-Backed Securities— Liability for Sale Commitments	—	(3,574)	—
Total	87,670	3,903,688	154

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,869,857
Gross Unrealized Appreciation	136,953
Gross Unrealized Depreciation	(11,732)
Net Unrealized Appreciation (Depreciation)	125,221

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the portfolio had available capital losses totaling $11,830,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the portfolio purchased $205,174,000 of investment securities and sold $153,536,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,482,938,000 and $1,313,712,000, respectively.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	41,514	57,508
Issued in Lieu of Cash Distributions	8,535	7,574
Redeemed	(26,609)	(53,952)
Net Increase (Decrease) in Shares Outstanding	23,440	11,130

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 40% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Total Bond Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,240.84	$2.28
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.76	2.06

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Growth Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	15.7%
Consumer Discretionary	14.8
Consumer Staples	3.6
Energy	0.1
Financials	8.3
Health Care	10.9
Industrials	5.1
Information Technology	36.0
Materials	2.5
Other	0.5
Real Estate	2.4
Utilities	0.1

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (93.1%)[1]
Communication Services (14.4%)
*	Alphabet Inc. Class C	17,658	19,087
*	Charter Communications Inc. Class A	36,916	14,588
*	Facebook Inc. Class A	72,804	14,051
*	Take-Two Interactive Software Inc.	109,011	12,376
*	Liberty Global plc	431,382	11,445
*	TripAdvisor Inc.	224,222	10,379
*	Alphabet Inc. Class A	9,356	10,131
*	Netflix Inc.	15,006	5,512
*	Spotify Technology SA	16,272	2,379
	Tencent Holdings Ltd. ADR	49,271	2,230
*	Liberty Global plc Class A	77,695	2,097
*,2	Pinterest Inc. Class A (Restricted)	41,442	1,015
*	Pinterest Inc. Class A	25,045	682
			105,972
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	11,118	21,053
*	Dollar Tree Inc.	171,520	18,420
	Hasbro Inc.	137,915	14,575
	Home Depot Inc.	57,912	12,044
*	Alibaba Group Holding Ltd. ADR	48,322	8,188
	Dollar General Corp.	55,826	7,546
*	Under Armour Inc. Class A	162,613	4,122
	Hilton Worldwide Holdings Inc.	41,864	4,092
*	O’Reilly Automotive Inc.	10,087	3,725
*,2	Uber Technologies Inc.	74,490	3,109
	Ross Stores Inc.	27,776	2,753
*	Wayfair Inc.	15,170	2,215
	TJX Cos. Inc.	34,231	1,810
	NIKE Inc. Class B	17,552	1,474
			105,126
Consumer Staples (3.3%)
	Constellation Brands Inc. Class A	97,478	19,198
*	Monster Beverage Corp.	79,088	5,048
			24,246
Financials (7.7%)
	KKR & Co. Inc. Class A	663,863	16,776
	Charles Schwab Corp.	240	9,630
	CME Group Inc.	43,929	8,527
	Progressive Corp.	63,845	5,103
*	Markel Corp.	3,474	3,785
	Intercontinental Exchange Inc.	41,695	3,583
	Marsh & McLennan Cos. Inc.	34,086	3,400
	MSCI Inc. Class A	10,160	2,426
	S&P Global Inc.	10,172	2,317
	MarketAxess Holdings Inc.	2,155	693
			56,240
Health Care (10.1%)
*	IQVIA Holdings Inc.	131,651	21,183
	UnitedHealth Group Inc.	71,717	17,500
*	Illumina Inc.	24,988	9,199
*	Biogen Inc.	29,046	6,793
*	Edwards Lifesciences Corp.	30,899	5,708
	Thermo Fisher Scientific Inc.	14,681	4,312
*	Elanco Animal Health Inc.	112,819	3,813
*	Penumbra Inc.	13,518	2,163
	Danaher Corp.	14,898	2,129
*	DexCom Inc.	10,934	1,638
			74,438
Industrials (4.7%)
	Lockheed Martin Corp.	19,628	7,135
	TransUnion	91,603	6,734
*	IHS Markit Ltd.	93,402	5,952
	Equifax Inc.	34,739	4,698
	Northrop Grumman Corp.	13,129	4,242
	AMETEK Inc.	33,431	3,037
*	CoStar Group Inc.	3,282	1,818
	Canadian National Railway Co. (New York Shares)	10,087	933
			34,549
Information Technology (34.0%)
	Microsoft Corp.	436,336	58,452
	Mastercard Inc. Class A	95,675	25,309
	Visa Inc. Class A	126,226	21,907
*	PayPal Holdings Inc.	187,526	21,464
*	Autodesk Inc.	110,533	18,006
	Applied Materials Inc.	272,494	12,238
	Apple Inc.	55,051	10,896
*	Arista Networks Inc.	33,870	8,793
*	FleetCor Technologies Inc.	30,773	8,643
*	ServiceNow Inc.	28,814	7,911
*	Adobe Inc.	23,353	6,881
	Global Payments Inc.	37,489	6,003
*	salesforce.com Inc.	36,834	5,589
*	Workday Inc. Class A	25,782	5,300
	SS&C Technologies Holdings Inc.	85,107	4,903
	Microchip Technology Inc.	55,232	4,789
	CDW Corp.	42,615	4,730
	Fidelity National Information Services Inc.	38,249	4,692
*	Advanced Micro Devices Inc.	137,385	4,172
*	DocuSign Inc. Class A	67,495	3,355
*	Gartner Inc.	15,144	2,437
*	Tyler Technologies Inc.	9,172	1,981
*	2U Inc.	34,212	1,288
			249,739
Materials (2.4%)
	Ball Corp.	212,330	14,861
	Sherwin-Williams Co.	5,585	2,560
			17,421

Other (0.0%)
*,§,2	WeWork Class A PP	1,460	99

Real Estate (2.2%)
	American Tower Corp.	34,392	7,032
	Crown Castle International Corp.	45,991	5,995
	Equinix Inc.	6,600	3,328
			16,355
Total Common Stocks
(Cost $491,773)			684,185
Preferred Stocks (0.5%)
*,§,2,3	WeWork Pfd. D1 PP	19,954	1,357
*,§,2,3	Airbnb Inc., 8.00%	9,972	1,308
*,§,2,3	WeWork Pfd. D2 PP	15,678	1,066
Total Preferred Stocks (Cost $1,522)			3,731
Temporary Cash Investments (6.5%)[1]
Money Market Fund (3.8%)
4	Vanguard Market Liquidity Fund, 2.499%	279,163	27,922

		Face Amount
		($000)
Repurchase Agreement (2.6%)
	Bank of America Securities, LLC 2.500%, 7/1/19 (Dated 6/28/19, Repurchase Value $18,704,000, collateralized by Government National Mortgage Assn. 4.500%, 4/20/47, with a value of $19,074,000)	18,700	18,700
U.S. Government and Agency Obligations (0.1%)
[5]	United States Treasury Bill, 2.349%, 8/15/19	1,000	997
Total Temporary Cash Investments
(Cost $47,620)			47,619
Total Investments (100.1%)
(Cost $540,915)			735,535

Growth Portfolio

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	35
Receivables for Accrued Income	135
Receivables for Investment Securities Sold	257
Receivables for Capital Shares Issued	627
Variation Margin Receivable—Futures Contracts	72
Other Assets	17
Total Other Assets	1,143
Liabilities
Payables for Investment Securities Purchased	(635)
Payables to Investment Advisor	(281)
Payables for Capital Shares Redeemed	(811)
Payables to Vanguard	(493)
Total Liabilities	(2,220)
Net Assets (100%)
Applicable to 29,387,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	734,458
Net Asset Value Per Share	$24.99

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	507,225
Total Distributable Earnings (Loss)	227,233
Net Assets	734,458

•             See Note A in Notes to Financial Statements.

*              Non-income-producing security.

§            Security value determined using significant unobservable inputs.

1            The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 95.2% and 4.4%, respectively, of net assets.

2            Restricted securities totaling $7,954,000, representing 1.1% of net assets. See Restricted Securities table for additional information.

3            Perpetual security with no stated maturity date.

4            Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5            Securities with a value of $997,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

PP—Private Placement.

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
Uber Technologies Inc.	June 2014[1]	1,156[1]
WeWork Pfd. D1 PP	December 2014	332
WeWork Pfd. D2 PP	December 2014	261
WeWork Class A PP	December 2014	24
Pinterest Inc. Class A (Restricted)	March 2015[1]	893[1]
Airbnb Inc.	June 2015	928

1 Represents pre-initial public offering acquisition date and cost. Portfolio currently holds the publicly traded shares.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	104		15,310	256

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends[1]	2,540
Interest[2]	361
Securities Lending—Net	53
Total Income	2,954
Expenses
Investment Advisory Fees—Note B
Basic Fee	499
Performance Adjustment	28
The Vanguard Group—Note C
Management and Administrative	812
Marketing and Distribution	27
Custodian Fees	5
Shareholders’ Reports	4
Total Expenses	1,375
Expenses Paid Indirectly	(6)
Net Expenses	1,369
Net Investment Income	1,585
Realized Net Gain (Loss)
Investment Securities Sold[2]	29,418
Futures Contracts	1,509
Realized Net Gain (Loss)	30,927
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	109,517
Futures Contracts	1,101
Change in Unrealized Appreciation (Depreciation)	110,618
Net Increase (Decrease) in Net Assets Resulting from Operations	143,130

1            Dividends are net of foreign withholding taxes of $2,000.

2            Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $319,000, $2,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,585	2,883
Realized Net Gain (Loss)	30,927	78,534
Change in Unrealized Appreciation (Depreciation)	110,618	(85,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,130	(3,632)
Distributions
Net Investment Income	(2,812)	(1,913)
Realized Capital Gain[1]	(77,825)	(29,602)
Total Distributions	(80,637)	(31,515)
Capital Share Transactions
Issued	42,785	115,244
Issued in Lieu of Cash Distributions	80,637	31,515
Redeemed	(49,500)	(71,586)
Net Increase (Decrease) from Capital Share Transactions	73,922	75,173
Total Increase (Decrease)	136,415	40,026
Net Assets
Beginning of Period	598,043	558,017
End of Period	734,458	598,043

1            Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $3,387,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Portfolio

Financial Highlights

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.82	$23.99	$19.70	$22.58	$23.24	$20.62
Investment Operations
Net Investment Income	.057[1]	.113[1]	.094[1]	.115	.127	.140
Net Realized and Unrealized Gain (Loss) on Investments	5.210	.038	5.685	(.465)	1.632	2.676
Total from Investment Operations	5.267	.151	5.779	(.350)	1.759	2.816
Distributions
Dividends from Net Investment Income	(.108)	(.080)	(.116)	(.126)	(.141)	(.090)
Distributions from Realized Capital Gains	(2.989)	(1.241)	(1.373)	(2.404)	(2.278)	(.106)
Total Distributions	(3.097)	(1.321)	(1.489)	(2.530)	(2.419)	(.196)
Net Asset Value, End of Period	$24.99	$22.82	$23.99	$19.70	$22.58	$23.24

Total Return	24.08%	0.20%	30.92%	-1.08%	7.98%	13.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$734	$598	$558	$415	$506	$446
Ratio of Total Expenses to Average Net Assets[2]	0.41%	0.39%	0.40%	0.42%	0.44%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.45%	0.43%	0.53%	0.57%	0.65%
Portfolio Turnover Rate	26%	47%	28%	28%	38%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, (0.01%), 0.00%, 0.03%, and 0.01%.

Notes to Financial Statements

The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Growth Portfolio

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015-2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

Growth Portfolio

7. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   The investment advisory firms Wellington Management Company LLP and Jackson Square Partners, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and Jackson Square Partners, LLC, are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years.

Vanguard manages the cash reserves of the portfolio as described below.

For the six months ended June 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before an increase of $28,000 (0.01%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $35,000, representing 0.00% of the portfolio’s net assets and 0.01% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, these arrangements reduced the portfolio’s management and administrative expenses by $5,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of 0.00% of the portfolio’s average net assets.

E.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Growth Portfolio

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	679,962	4,124	99
Preferred Stocks	—	—	3,731
Temporary Cash Investments	27,922	19,697	—
Futures Contracts—Assets[1]	72	—	—
Total	707,956	23,821	3,830

1 Represents variation margin on the last day of the reporting period.

F.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	540,915
Gross Unrealized Appreciation	211,345
Gross Unrealized Depreciation	(16,469)
Net Unrealized Appreciation (Depreciation)	194,876

G.   During the six months ended June 30, 2019, the portfolio purchased $85,299,000 of investment securities and sold $104,298,000 of investment securities, other than temporary cash investments.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	1,750	4,586
Issued in Lieu of Cash Distributions	3,465	1,273
Redeemed	(2,038)	(2,913)
Net Increase (Decrease) in Shares Outstanding	3,177	2,946

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 77% of the portfolio’s net assets. If this shareholder were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.    Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Growth Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Fund Growth Portfolio has renewed the portfolio’s investment advisory arrangements with Jackson Square Partners, LLC (Jackson Square), and Wellington Management Company LLP (Wellington Management). Effective December 2018, the board also approved a restructuring of the portfolio’s investment advisory arrangements whereby William Blair Investment Management, LLC, has been removed as an advisor to the portfolio. The board determined that the foregoing actions were in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Jackson Square. Jackson Square was founded in February 2014 by the same investment team that has managed a portion of the portfolio since October 2010. Jackson Square invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The advisor uses a bottom-up approach, seeking companies that are attractively priced and have large-end market potential, dominant business models, and strong free cash flow generation. Jackson Square has managed a portion of the portfolio since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has managed a portion of the portfolio since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Jackson Square or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

Growth Portfolio

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Jackson Square and Wellington Management without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

High Yield Bond Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
High Yield Bond Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,107.31	$1.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

High Yield Bond Portfolio

Sector Diversification

As of June 30, 2019

Basic Industry	5.6%
Capital Goods	11.6
Communication	21.4
Consumer Cyclical	13.9
Consumer Non-Cyclical	12.4
Energy	12.3
Finance	12.3
Industrial Other	0.7
Technology	7.3
Transportation	0.8
Treasury/Agency	0.4
Utilities	1.3

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

High Yield Bond Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Corporate Bonds (93.3%)
Finance (12.0%)
	Banking (3.6%)
	Ally Financial Inc.	4.625%	5/19/22	105	109
	Ally Financial Inc.	5.125%	9/30/24	1,480	1,598
	Ally Financial Inc.	4.625%	3/30/25	540	570
	Ally Financial Inc.	5.750%	11/20/25	3,415	3,782
	Ally Financial Inc.	8.000%	11/1/31	215	284
1	BNP Paribas SA	6.750%	3/14/66	1,805	1,895
1	Credit Suisse AG	6.250%	12/18/65	5,280	5,523
1	ING Groep NV	6.875%	4/16/66	2,400	2,528
2	Intesa Sanpaolo SPA	5.710%	1/15/26	2,105	2,129
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,759
1	UBS Group AG	6.875%	3/22/66	3,700	3,857
2	UniCredit SPA	6.572%	1/14/22	2,310	2,454

	Finance Companies (5.3%)
1,2	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	4,113
	Aircastle Ltd.	5.000%	4/1/23	465	491
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,159
2	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,738
	CIT Group Inc.	5.000%	8/15/22	1,555	1,642
	CIT Group Inc.	5.000%	8/1/23	155	166
	CIT Group Inc.	4.750%	2/16/24	115	122
2	Freedom Mortgage Corp.	8.250%	4/15/25	740	634
	Navient Corp.	7.250%	1/25/22	1,320	1,427
	Navient Corp.	6.500%	6/15/22	4,150	4,399
	Navient Corp.	5.500%	1/25/23	2,625	2,697
	Navient Corp.	7.250%	9/25/23	590	631
	Navient Corp.	6.750%	6/25/25	4,500	4,658
	Navient Corp.	6.750%	6/15/26	57	59
	Navient Corp.	5.625%	8/1/33	1,052	873
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	646
	Springleaf Finance Corp.	8.250%	12/15/20	1,265	1,358
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,152
	Springleaf Finance Corp.	6.125%	5/15/22	385	413
	Springleaf Finance Corp.	8.250%	10/1/23	515	597
	Springleaf Finance Corp.	6.125%	3/15/24	1,715	1,844
	Springleaf Finance Corp.	6.875%	3/15/25	715	781
	Springleaf Finance Corp.	7.125%	3/15/26	4,396	4,792
	Springleaf Finance Corp.	6.625%	1/15/28	765	803

	Insurance (2.5%)
1	Aegon NV	5.500%	4/11/48	2,220	2,312
3	Asurion LLC. Bank Loan	5.402%	11/3/24	3,079	3,071
	Centene Corp.	4.750%	1/15/25	300	309
	CNO Financial Group Inc.	5.250%	5/30/29	1,635	1,770
	Genworth Holdings Inc.	7.700%	6/15/20	130	130
	Genworth Holdings Inc.	7.200%	2/15/21	830	814
	Genworth Holdings Inc.	7.625%	9/24/21	760	747
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,204
	Genworth Holdings Inc.	4.800%	2/15/24	475	405
	MGIC Investment Corp.	5.750%	8/15/23	725	787
	Radian Group Inc.	4.500%	10/1/24	2,485	2,544
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,820
	WellCare Health Plans Inc.	5.250%	4/1/25	1,325	1,381

	Other Finance (0.4%)
	CNO Financial Group Inc.	5.250%	5/30/25	1,785	1,924
3	Trans Union LLC Bank Loan	4.402%	6/19/25	1,129	1,125

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	1,100	1,151
					88,177
Industrial (80.2%)
	Basic Industry (5.1%)
	AK Steel Corp.	7.625%	10/1/21	355	348
	AK Steel Corp.	7.500%	7/15/23	2,395	2,443
	AK Steel Corp.	6.375%	10/15/25	688	552
	AK Steel Corp.	7.000%	3/15/27	676	546
2	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.	7.500%	5/1/25	3,163	3,321
	Chemours Co.	6.625%	5/15/23	1,327	1,370
	Chemours Co.	7.000%	5/15/25	3,115	3,247
	Chemours Co.	5.375%	5/15/27	930	886
	Commercial Metals Co.	5.750%	4/15/26	1,414	1,412
	Commercial Metals Co.	5.375%	7/15/27	565	562
2	Constellium NV	5.750%	5/15/24	1,085	1,114
2	Constellium NV	6.625%	3/1/25	2,185	2,273
2	Constellium NV	5.875%	2/15/26	260	267
2,4	CTC BondCo GmbH	5.250%	12/15/25	425	492
	Graphic Packaging International Inc.	4.125%	8/15/24	1,065	1,078
2	Graphic Packaging International LLC	4.750%	7/15/27	205	210
2	New Gold Inc.	6.250%	11/15/22	1,149	1,051
2	New Gold Inc.	6.375%	5/15/25	1,510	1,253
2	Novelis Corp.	6.250%	8/15/24	1,950	2,038
2	Novelis Corp.	5.875%	9/30/26	2,035	2,061
	Olin Corp.	5.125%	9/15/27	1,775	1,819
	Olin Corp.	5.000%	2/1/30	325	321
3	Starfruit Finco B.V. Bank Loan	5.668%	10/1/25	551	542
3	Starfruit Finco B.V. Bank Loan	5.668%	10/1/25	107	106
2	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	1,350	1,387
	Steel Dynamics Inc.	5.125%	10/1/21	1,020	1,030
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,321
	Steel Dynamics Inc.	4.125%	9/15/25	70	70
	Steel Dynamics Inc.	5.000%	12/15/26	270	282
2	Tronox Finance plc	5.750%	10/1/25	675	655
2	Tronox Inc.	6.500%	4/15/26	2,725	2,698
	United States Steel Corp.	6.650%	6/1/37	460	386
2	Versum Materials Inc.	5.500%	9/30/24	640	682

	Capital Goods (11.3%)
2	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	1,840	1,918
	ARD Finance SA	7.125%	9/15/23	655	668
2	ARD Finance SA	7.125%	9/15/23	1,140	1,163
2	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	7.250%	5/15/24	1,765	1,862
2	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	3,365	3,479
2,5	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	198
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,338
2	Ashtead Capital Inc.	5.250%	8/1/26	545	570
2	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,545
	Ball Corp.	4.000%	11/15/23	465	482
	Ball Corp.	5.250%	7/1/25	141	152
	Ball Corp.	4.875%	3/15/26	3,400	3,604
2	Beacon Escrow Corp.	4.875%	11/1/25	2,585	2,559
2	Berry Global Escrow Corp.	5.625%	7/15/27	215	223

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Berry Global Inc.	4.500%	2/15/26	1,655	1,630
2	Berry Global Inc.	4.875%	7/15/26	1,630	1,667
2	Bombardier Inc.	5.750%	3/15/22	675	687
2	Bombardier Inc.	6.125%	1/15/23	2,698	2,732
2	Bombardier Inc.	7.500%	12/1/24	460	472
2	Bombardier Inc.	7.500%	3/15/25	1,412	1,417
2	Bombardier Inc.	7.875%	4/15/27	1,675	1,677
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	161
2	Cemex SAB de CV	6.125%	5/5/25	3,280	3,428
2	Cemex SAB de CV	7.750%	4/16/26	735	808
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,036
2	Clean Harbors Inc.	4.875%	7/15/27	960	974
2	Clean Harbors Inc.	5.125%	7/15/29	768	783
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	710	730
2,4	Crown European Holdings SA	2.875%	2/1/26	1,555	1,914
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,630
2	HD Supply Inc.	5.375%	10/15/26	1,210	1,277
2	Herc Holdings Inc.	5.500%	7/15/27	2,835	2,849
2	Jeld-Wen Inc.	4.625%	12/15/25	345	338
2	Jeld-Wen Inc.	4.875%	12/15/27	195	189
2	LANXESS AG	6.000%	4/1/24	290	299
2,4	Loxam SAS	4.250%	4/15/24	190	227
2,4	Loxam SAS	6.000%	4/15/25	185	221
2	OI European Group BV	4.000%	3/15/23	660	662
2	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	180	185
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	961
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	387
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	644	646
2	Reynolds Group Issuer Inc. / Reynolds Group LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,279
2	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	454
2	Standard Industries Inc.	5.500%	2/15/23	295	303
2	Standard Industries Inc.	5.375%	11/15/24	2,323	2,404
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,558
2	Standard Industries Inc.	5.000%	2/15/27	495	499
2	Standard Industries Inc.	4.750%	1/15/28	1,025	1,017
	TransDigm Inc.	6.500%	7/15/24	3,090	3,129
	TransDigm Inc.	6.500%	5/15/25	2,565	2,594
	TransDigm Inc.	6.375%	6/15/26	900	911
	United Rentals North America Inc.	5.500%	7/15/25	2,230	2,319
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,692
	United Rentals North America Inc.	5.875%	9/15/26	1,955	2,082
	United Rentals North America Inc.	6.500%	12/15/26	1,590	1,721
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,234
	United Rentals North America Inc.	4.875%	1/15/28	1,470	1,499
	United Rentals North America Inc.	5.250%	1/15/30	740	759

	Communication (19.5%)
2	Altice Financing SA	6.625%	2/15/23	1,875	1,922
2	Altice France SA	6.250%	5/15/24	1,426	1,467
2	Altice France SA	7.375%	5/1/26	1,450	1,486
2	Altice Luxembourg SA	7.750%	5/15/22	419	426
2	Altice Luxembourg SA	7.625%	2/15/25	1,200	1,126
	Belo Corp.	7.750%	6/1/27	920	1,021
	Belo Corp.	7.250%	9/15/27	667	720
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.250%	3/15/21	250	251
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.250%	9/30/22	365	370
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	2/15/23	400	407
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/23	2,990	3,057
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	9/1/23	1,150	1,173
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	1/15/24	450	459
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	5/1/25	2,871	2,971
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	1,450	1,522
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,386	1,448
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	445	469
	CenturyLink Inc.	5.800%	3/15/22	303	317
	CenturyLink Inc.	6.750%	12/1/23	755	815
	CenturyLink Inc.	7.500%	4/1/24	557	615
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	891	1,054
3	Crown Finance US Inc. Bank Loan	4.652%	2/22/25	3,033	2,981
	CSC Holdings LLC	6.750%	11/15/21	1,735	1,852
2	CSC Holdings LLC	5.125%	12/15/21	1,935	1,933
2	CSC Holdings LLC	5.375%	7/15/23	280	288
2	CSC Holdings LLC	6.625%	10/15/25	700	749
2	CSC Holdings LLC	5.500%	5/15/26	3,890	4,080
2	CSC Holdings LLC	5.500%	4/15/27	2,610	2,737
	DISH DBS Corp.	6.750%	6/1/21	4,530	4,745
	DISH DBS Corp.	5.875%	7/15/22	3,746	3,793
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,332
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,276
	DISH DBS Corp.	7.750%	7/1/26	2,960	2,901
	Embarq Corp.	7.995%	6/1/36	720	696
	Gannett Co. Inc.	6.375%	10/15/23	850	875
2	Gray Escrow Inc.	7.000%	5/15/27	415	450
2	Gray Television Inc.	5.125%	10/15/24	1,961	1,993
2	Gray Television Inc.	5.875%	7/15/26	1,470	1,525
	Level 3 Financing Inc.	5.375%	8/15/22	2,215	2,223
	Level 3 Financing Inc.	5.625%	2/1/23	870	879
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,130
	Liberty Interactive LLC	8.250%	2/1/30	866	864
	Nokia Oyj	4.375%	6/12/27	1,555	1,594
	Quebecor Media Inc.	5.750%	1/15/23	2,810	3,007
	Qwest Corp.	6.875%	9/15/33	481	479
2	Sinclair Television Group Inc.	5.625%	8/1/24	470	482
2	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,802
2	Sinclair Television Group Inc.	5.125%	2/15/27	1,975	1,938
2	Sirius XM Radio Inc.	4.625%	7/15/24	795	813
	Sprint Capital Corp.	6.875%	11/15/28	3,005	3,114
	Sprint Capital Corp.	8.750%	3/15/32	1,540	1,786
2	Sprint Communications Inc.	7.000%	3/1/20	2,285	2,342
	Sprint Communications Inc.	6.000%	11/15/22	755	787
	Sprint Corp.	7.875%	9/15/23	9,234	10,030
	Sprint Corp.	7.125%	6/15/24	2,101	2,222
	Sprint Corp.	7.625%	2/15/25	1,595	1,699
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,756
	Telecom Italia Capital SA	6.375%	11/15/33	381	393
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	1,013
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,429
2	Telecom Italia SpA	5.303%	5/30/24	445	461
2	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,600	3,649
	Time Warner Cable LLC	5.875%	11/15/40	60	65
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,281
2	Univision Communications Inc.	5.125%	5/15/23	550	536
2	Univision Communications Inc.	5.125%	2/15/25	4,840	4,604
2	UPCB Finance IV Ltd.	5.375%	1/15/25	2,225	2,286
1	Viacom Inc.	5.875%	2/28/57	2,560	2,608
1	Viacom Inc.	6.250%	2/28/57	944	979
	Videotron Ltd.	5.000%	7/15/22	3,763	3,942
2	Videotron Ltd.	5.375%	6/15/24	260	278
2	Virgin Media Finance plc	6.000%	10/15/24	1,855	1,922

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virgin Media Secured Finance plc	5.250%	1/15/21	200	209
2	Virgin Media Secured Finance plc	5.250%	1/15/26	2,467	2,513
2	Virgin Media Secured Finance plc	5.500%	8/15/26	355	367
2	Virgin Media Secured Finance plc	5.500%	5/15/29	2,220	2,250
2	VTR Finance BV	6.875%	1/15/24	2,521	2,603
2	WMG Acquisition Corp.	5.000%	8/1/23	840	857
2	WMG Acquisition Corp.	4.875%	11/1/24	1,475	1,510
2	WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,731
2,4	WMG Acquisition Corp.	3.625%	10/15/26	220	264
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,390
2	Ziggo BV	5.500%	1/15/27	1,845	1,873

	Consumer Cyclical (12.4%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	4,062	4,108
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	2,875	2,897
2	Adient Global Holdings Ltd.	4.875%	8/15/26	4,720	3,735
2	Adient US LLC	7.000%	5/15/26	540	554
2	APX Group Inc.	8.875%	12/1/22	4,155	3,828
3	Bass Pro Group, LLC Bank Loan	7.402%	12/15/23	1,901	1,813
2	Cedar Fair LP	5.250%	7/15/29	925	943
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	535	550
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC	5.375%	4/15/27	775	804
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	5,768	5,768
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,076
	Delta Merger Sub Inc.	6.000%	9/15/26	1,820	1,984
2	FirstCash Inc.	5.375%	6/1/24	123	126
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	106
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,837
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,010	1,090
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,030	1,111
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	2,009	1,979
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,278	3,122
2	GW Honos Security Corp.	8.750%	5/15/25	1,615	1,597
2	Hanesbrands Inc.	4.625%	5/15/24	730	757
2	Hanesbrands Inc.	4.875%	5/15/26	735	759
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,797
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,685	2,799
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	3,395	3,476
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/27	1,750	1,807
2	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.	6.750%	11/15/21	200	205
2	Jacobs Entertainment Inc.	7.875%	2/1/24	600	640
	KB Home	7.000%	12/15/21	230	246
	KB Home	7.500%	9/15/22	215	239
	KB Home	7.625%	5/15/23	1,300	1,449
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.000%	6/1/24	1,965	2,031
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.250%	6/1/26	872	915
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	4.750%	6/1/27	710	728
	L Brands Inc.	6.694%	1/15/27	1,287	1,261
	L Brands Inc.	5.250%	2/1/28	1,301	1,192
	Lennar Corp.	4.125%	1/15/22	1,015	1,038
	Lennar Corp.	4.875%	12/15/23	625	659
	Lennar Corp.	4.500%	4/30/24	3,015	3,169
	Lennar Corp.	5.875%	11/15/24	490	537
	Lennar Corp.	5.250%	6/1/26	270	286
	Lennar Corp.	5.000%	6/15/27	1,245	1,310
	Lennar Corp.	4.750%	11/29/27	1,085	1,142
2,4	LHMC Finco Sarl	6.250%	12/20/23	1,310	1,616
2	LHMC Finco Sarl	7.875%	12/20/23	1,720	1,821
2	Lithia Motors Inc.	5.250%	8/1/25	171	176
	Meritage Homes Corp.	5.125%	6/6/27	505	513
	MGM Resorts International	5.750%	6/15/25	1,500	1,627
	MGM Resorts International	5.500%	4/15/27	1,065	1,117
2	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	540	556
3	Panther BF Aggregator Bank Loan	5.903%	4/30/26	1,085	1,074
2	PetSmart Inc.	5.875%	6/1/25	1,500	1,455
	PulteGroup Inc.	5.500%	3/1/26	2,075	2,241
	PulteGroup Inc.	5.000%	1/15/27	130	136
	Service Corp. International	8.000%	11/15/21	1,225	1,337
	Service Corp. International	4.625%	12/15/27	205	210
	Service Corp. International	5.125%	6/1/29	405	426
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	308
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	2,038
	William Lyon Homes Inc.	7.000%	8/15/22	450	451
	William Lyon Homes Inc.	6.000%	9/1/23	390	396
	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,394
2	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	2,430	2,506
2	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,636	1,642

	Consumer Noncyclical (11.8%)
	Aramark Services Inc.	5.125%	1/15/24	1,367	1,405
2	Aramark Services Inc.	5.000%	4/1/25	1,935	1,969
	Aramark Services Inc.	4.750%	6/1/26	580	589
2	Aramark Services Inc.	5.000%	2/1/28	1,465	1,505
2	Bausch Health Cos. Inc.	5.875%	5/15/23	147	149
2	Bausch Health Cos. Inc.	7.000%	3/15/24	1,090	1,155
2	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,226
2	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	641
2	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	2,000	2,030
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	517
	CHS/Community Health Systems Inc.	6.875%	2/1/22	1,099	736
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,321
2	CHS/Community Health Systems Inc.	8.125%	6/30/24	1,203	899
2,4	Darling Global Finance BV	3.625%	5/15/26	395	475
2	Darling Ingredients Inc.	5.250%	4/15/27	220	230
2,4	Diamond BC BV	5.625%	8/15/25	3,235	3,075
2	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	2,395	1,611
2	Endo Finance LLC / Endo Ltd. / Endo Finco Inc.	6.000%	7/15/23	2,535	1,831
	HCA Inc.	6.250%	2/15/21	870	911
	HCA Inc.	7.500%	2/15/22	155	171
	HCA Inc.	5.875%	5/1/23	2,055	2,235
	HCA Inc.	5.375%	2/1/25	1,955	2,109
	HCA Inc.	7.690%	6/15/25	130	153
	HCA Inc.	5.875%	2/15/26	2,895	3,199
	HCA Inc.	5.625%	9/1/28	390	422
	HCA Inc.	5.875%	2/1/29	450	493
2	Hologic Inc.	4.625%	2/1/28	570	578
2	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.	7.500%	10/1/24	172	180
2	IQVIA Inc.	4.875%	5/15/23	750	770
2	IQVIA Inc.	5.000%	5/15/27	1,400	1,442
2	Kinetic Concepts Inc. / KCI USA Inc.	7.875%	2/15/21	1,376	1,410
3	Lands’ End, Inc. Bank Loan	5.652%	3/12/21	2,272	2,221
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,491
	Mylan Inc.	4.550%	4/15/28	1,935	1,893
2	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,264
2	Post Holdings Inc.	5.500%	3/1/25	2,125	2,199
2	Post Holdings Inc.	5.000%	8/15/26	3,800	3,857
2	Post Holdings Inc.	5.750%	3/1/27	970	1,000
2	Post Holdings Inc.	5.625%	1/15/28	2,170	2,227
2	Quintiles IMS Inc.	5.000%	10/15/26	2,050	2,122
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	509
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,459

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Revlon Consumer Products Corp. Bank Loan	6.022%	9/7/23	176	146
3	Revlon Consumer Products Corp. Bank Loan	6.022%	9/7/23	593	495
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,929
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	725	725
	Tenet Healthcare Corp.	4.500%	4/1/21	932	947
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,573
	Tenet Healthcare Corp.	4.625%	7/15/24	279	284
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,720	2,115
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	2,785	2,562
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	300	204
2	TreeHouse Foods Inc.	6.000%	2/15/24	2,100	2,184
2	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	909
2	Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	520	581
2	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,150	1,262
2	VRX Escrow Corp.	6.125%	4/15/25	5,700	5,814
2	West Street Merger Sub Inc.	6.375%	9/1/25	4,455	4,121
	Energy (11.4%)
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,482
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,871
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	650
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	1,745	1,832
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	1,510	1,593
	Antero Resources Corp.	5.125%	12/1/22	1,625	1,560
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	95	106
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,339
	Chesapeake Energy Corp.	7.500%	10/1/26	975	863
	Chesapeake Energy Corp.	8.000%	6/15/27	3,125	2,734
2	DCP Midstream LLC	5.350%	3/15/20	335	340
2	DCP Midstream Operating LP	4.750%	9/30/21	672	691
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,493
	DCP Midstream Operating LP	3.875%	3/15/23	801	810
	Diamondback Energy Inc.	4.750%	11/1/24	175	179
	Diamondback Energy Inc.	5.375%	5/31/25	1,130	1,188
	Energy Transfer Operating LP	4.250%	3/15/23	2,430	2,536
	Energy Transfer Operating LP	5.875%	1/15/24	1,656	1,840
	Energy Transfer Operating LP	5.500%	6/1/27	3,592	4,007
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,323
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	418
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	679
	Laredo Petroleum Inc.	5.625%	1/15/22	2,107	1,965
	Laredo Petroleum Inc.	6.250%	3/15/23	2,758	2,551
	Matador Resources Co.	5.875%	9/15/26	3,315	3,348
2	MEG Energy Corp.	6.375%	1/30/23	850	808
2	MEG Energy Corp.	7.000%	3/31/24	1,139	1,082
2	MEG Energy Corp.	6.500%	1/15/25	2,850	2,857
2	NGPL PipeCo LLC	4.375%	8/15/22	400	413
2	NGPL PipeCo LLC	4.875%	8/15/27	475	505
2	Noble Holding International Ltd.	7.875%	2/1/26	460	396
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,378
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	193
	QEP Resources Inc.	6.800%	3/1/20	220	223
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,235
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,215
2	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,293
2	Rockies Express Pipeline LLC	6.875%	4/15/40	420	468
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,429
	SESI LLC	7.125%	12/15/21	990	695
	SESI LLC	7.750%	9/15/24	1,045	664
	SM Energy Co.	6.125%	11/15/22	935	928
	SM Energy Co.	5.000%	1/15/24	1,994	1,835
	SM Energy Co.	5.625%	6/1/25	1,651	1,500
	SM Energy Co.	6.750%	9/15/26	720	673
	SM Energy Co.	6.625%	1/15/27	500	461
2	Southern Star Central Corp.	5.125%	7/15/22	480	484
	Southwestern Energy Co.	6.200%	1/23/25	1,479	1,353
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	750	766
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,029	1,071
2	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,030	2,132
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	490	508
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	1,280	1,296
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	210	217
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	1,845	1,866
2	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,329
1,2	Transocean Guardian Ltd.	5.875%	1/15/24	1,670	1,697
1,2	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	765	817
1,2	Transocean Pontus Ltd.	6.125%	8/1/25	1,357	1,398
1,2	Transocean Proteus Ltd.	6.250%	12/1/24	896	924
2	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	1,915	1,230
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	3,174
	WPX Energy Inc.	6.000%	1/15/22	732	763
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,818
	WPX Energy Inc.	5.750%	6/1/26	370	384
	Other Industrial (0.7%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,222	2,920
3	HD Supply Waterworks Ltd. Bank Loan	5.520%	8/1/24	126	125
3	HD Supply Waterworks Ltd. Bank Loan	5.520%	8/1/24	140	140
2	KAR Auction Services Inc.	5.125%	6/1/25	1,819	1,851
	Technology (7.6%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,402
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,612
	CDK Global Inc.	5.875%	6/15/26	915	970
	CDK Global Inc.	4.875%	6/1/27	585	604
2	CDK Global Inc.	5.250%	5/15/29	775	798
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	985	1,007
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	185	197
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	910	947
3	Dun and Bradstreet Corp. Bank Loan	7.404%	2/8/26	1,870	1,870
4	Equinix Inc.	2.875%	2/1/26	3,115	3,702
	Equinix Inc.	5.375%	5/15/27	1,365	1,464
3	First Data Corp. Bank Loan	4.404%	7/8/22	317	316
3	Grizzly Acquisitions Inc. Bank Loan	5.850%	10/1/25	739	738
	Infor US Inc.	6.500%	5/15/22	3,060	3,110
	Iron Mountain Inc.	5.750%	8/15/24	972	982
2	Iron Mountain Inc.	4.875%	9/15/27	595	590
3	Messer Industries Bank Loan	5.101%	3/1/26	745	734
3	Microchip Technology Inc. Bank Loan	4.410%	5/24/25	641	637
2	MSCI Inc.	5.250%	11/15/24	395	407
2	MSCI Inc.	5.750%	8/15/25	1,915	2,011
2	MSCI Inc.	4.750%	8/1/26	210	218
	NCR Corp.	4.625%	2/15/21	1,555	1,555
	Nokia Oyj	6.625%	5/15/39	3,550	3,887
2	Open Text Corp.	5.625%	1/15/23	1,070	1,097
2	Open Text Corp.	5.875%	6/1/26	1,895	2,009
	Pitney Bowes Inc.	4.950%	4/1/23	2,370	2,234
	Pitney Bowes Inc.	4.625%	3/15/24	60	54
	Qorvo Inc.	5.500%	7/15/26	1,444	1,520

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Sensata Technologies BV	4.875%	10/15/23	300	312
2	Sensata Technologies BV	5.625%	11/1/24	575	620
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,694
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,613
3	SS&C Technologies Holdings Inc. Bank Loan	4.652%	4/16/25	629	626
3	SS&C Technologies Holdings Inc. Bank Loan	4.652%	4/16/25	917	913
3	SS&C Technologies Holdings Inc. Bank Loan	4.652%	4/16/25	680	677
2	SS&C Technologies Inc.	5.500%	9/30/27	3,575	3,709
2	Symantec Corp.	5.000%	4/15/25	2,380	2,439
2,5	Vantiv LLC / Vanity Issuer Corp.	3.875%	11/15/25	1,355	1,793
2	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	1,275	1,321
	Western Digital Corp.	4.750%	2/15/26	2,519	2,472
	Transportation (0.4%)
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.500%	4/1/23	2,028	2,071
2	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	6.375%	4/1/24	715	747
					591,918
Utilities (1.1%)
	Electric (1.1%)
	AES Corp.	4.500%	3/15/23	1,835	1,881
	AES Corp.	4.875%	5/15/23	600	609
	AES Corp.	5.500%	4/15/25	150	156
	AES Corp.	6.000%	5/15/26	30	32
	AES Corp.	5.125%	9/1/27	2,115	2,231
2	NextEra Energy Operating Partners LP	4.250%	7/15/24	605	609
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	645	648
2	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	691
	NRG Energy Inc.	7.250%	5/15/26	1,125	1,239
					8,096
Total Corporate Bonds (Cost $682,492)					688,191
Sovereign Bonds (0.3%)
2	DAE Funding LLC	4.000%	8/1/20	130	131
2	DAE Funding LLC	4.500%	8/1/22	1,264	1,280
2	DAE Funding LLC	5.000%	8/1/24	1,020	1,059
Total Sovereign Bonds (Cost $2,423)					2,470

				Shares
Common Stocks (0.2%)
Utilities (0.2%)
*,6	Homer City Generation LP (Cost $1,287)			62,633	1,287

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investment (5.6%)
Repurchase Agreement (5.6%)
Bank of America Securities, LLC (Dated 6/28/19, Repurchase Value $41,309,000, collateralized by Government National Mortgage Assn. 3.000%, 11/20/46–6/20/49, with a value of $42,126,000) (Cost $41,300)	2.500%	7/1/19	41,300	41,300
Total Investments (99.4%) (Cost $727,502)				733,248

				Amount
				($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard				37
Receivables for Investment Securities Sold				1,442
Receivables for Accrued Income				10,025
Receivables for Capital Shares Issued				274
Unrealized Appreciation—Forward Currency Contracts				35
Other Assets				240
Total Other Assets				12,053
Liabilities
Payables for Investment Securities Purchased				(6,112)
Payables to Investment Advisor				(111)
Payables for Capital Shares Redeemed				(692)
Payables to Vanguard				(493)
Total Liabilities				(7,408)
Net Assets (100%)
Applicable to 94,071,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				737,893
Net Asset Value Per Share				$7.84

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	721,476
Total Distributable Earnings (Loss)	16,417
Net Assets	737,893

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $302,495,000, representing 41.0% of net assets.

3  Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At June 30, 2019, the aggregate value of these securities was $20,350,000, representing 2.8% of net assets.

4  Face amount denominated in euro.

5  Face amount denominated in British pounds.

6  Security value determined using significant unobservable inputs.

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation	)
Counterparty	Date	Receive		Deliver		($000)	($000)
Goldman Sachs International	7/31/19	USD	12,300	EUR	10,765	27	—
Bank of America, N.A.	7/31/19	USD	1,889	GBP	1,479	8	—
						35	—

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

High Yield Bond Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest	20,880
Total Income	20,880
Expenses
Investment Advisory Fees—Note B	220
The Vanguard Group—Note C
Management and Administrative	675
Marketing and Distribution	36
Custodian Fees	9
Shareholders’ Reports	6
Trustees’ Expenses	—
Total Expenses	946
Net Investment Income	19,934
Realized Net Gain (Loss)
Investment Securities Sold	(1,124)
Swap Contracts	45
Forward Currency Contracts	318
Foreign Currencies	(4)
Realized Net Gain (Loss)	(765)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	55,011
Swap Contracts	386
Forward Currency Contracts	11
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	55,410
Net Increase (Decrease) in Net Assets Resulting from Operations	74,579

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,934	39,756
Realized Net Gain (Loss)	(765)	5,329
Change in Unrealized Appreciation (Depreciation)	55,410	(65,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,579	(20,490)
Distributions
Net Investment Income	(42,939)	(35,316)
Realized Capital Gain	—	—
Total Distributions	(42,939)	(35,316)
Capital Share Transactions
Issued	76,043	118,985
Issued in Lieu of Cash Distributions	42,939	35,316
Redeemed	(116,646)	(146,831)
Net Increase (Decrease) from Capital Share Transactions	2,336	7,470
Total Increase (Decrease)	33,976	(48,336)
Net Assets
Beginning of Period	703,917	752,253
End of Period	737,893	703,917

See accompanying Notes, which are an integral part of the Financial Statements.

High Yield Bond Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.53	$8.13	$7.99	$7.59	$8.14	$8.24
Investment Operations
Net Investment Income	.212 [1]	.420 [1]	.419 [1]	.397	.427	.416
Net Realized and Unrealized Gain (Loss) on Investments	.579	(.636)	.119	.426	(.541)	(.061)
Total from Investment Operations	.791	(.216)	.538	.823	(.114)	.355
Distributions
Dividends from Net Investment Income	(.481)	(.384)	(.398)	(.423)	(.423)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	(.013)	—
Total Distributions	(.481)	(.384)	(.398)	(.423)	(.436)	(.455)
Net Asset Value, End of Period	$7.84	$7.53	$8.13	$7.99	$7.59	$8.14

Total Return	10.73%	-2.73%	7.00%	11.35%	-1.58%	4.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$738	$704	$752	$622	$521	$534
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.28%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	5.49%	5.39%	5.22%	5.44%	5.41%	5.24%
Portfolio Turnover Rate	27%	23%	28%	27%	38%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculation based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

High Yield Bond Portfolio

Notes to Financial Statements

The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

High Yield Bond Portfolio

4. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended June 30, 2019, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0%, respectively, of net assets, based on the average of notional amounts at each quarter-end during the period. The portfolio had no open swap contracts at June 30, 2019.

High Yield Bond Portfolio

5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

6. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

9. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2019, the investment advisory fee represented an effective annual rate of 0.06% of the portfolio’s average net assets.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $37,000, representing 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

High Yield Bond Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	688,191	—
Sovereign Bonds	—	2,470	—
Common Stocks	—	—	1,287
Temporary Cash Investments	—	41,300	—
Forward Currency Contracts—Assets	—	35	—
Total	—	731,996	1,287

E.   At June 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Foreign
	Exchange	Credit
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Swap Contracts	—	—	—
Unrealized Appreciation—Forward Currency Contracts	35	—	35
Total Assets	35	—	35

Variation Margin Payable—Swap Contracts	—	—	—
Unrealized Depreciation—Forward Currency Contracts	—	—	—

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2019, were:

	Foreign
	Exchange	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Forward Currency Contracts	318	—	318
Swap Contracts	—	45	45
Realized Net Gain (Loss) on Derivatives	318	45	363

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	11	—	11
Swap Contracts	—	386	386
Change in Unrealized Appreciation (Depreciation) on Derivatives	11	386	397

F.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	727,502
Gross Unrealized Appreciation	20,406
Gross Unrealized Depreciation	(14,625)
Net Unrealized Appreciation/(Depreciation)	5,781

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the portfolio had available capital losses totaling $6,381,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these

High Yield Bond Portfolio

capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.   During the six months ended June 30, 2019, the portfolio purchased $88,288,000 of investment securities and sold $101,293,000 of investment securities, other than U.S. government securities and temporary cash investments.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	9,764	15,135
Issued in Lieu of Cash Distributions	5,672	4,616
Redeemed	(14,889)	(18,772)
Net Increase (Decrease) in Shares Outstanding	547	979

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 49% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.    Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

High Yield Bond Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on high-yield issuers, seeking to identify those with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as it believes that these issues offer a more attractive risk/return trade-off over the long term than lower-rated bonds. The advisor seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised the portfolio since its inception in 1996.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

International Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,185.47	$2.06
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

International Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	11.2%
Consumer Discretionary	32.8
Consumer Staples	6.5
Energy	1.4
Financials	14.4
Health Care	10.7
Industrials	9.7
Information Technology	8.9
Materials	3.9
Other	0.5
Real Estate	0.0
Utilities	0.0

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

International Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Common Stocks (96.6%)[1]
	Australia (0.4%)
	Brambles Ltd.	1,570,866	14,227

	Austria (0.4%)
	Erste Group Bank AG	405,414	15,034

	Belgium (1.0%)
	Umicore SA	1,062,898	34,110

	Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	1,279,045	12,478
	Raia Drogasil SA	500,379	9,916
			22,394
	Canada (1.0%)
	Toronto-Dominion Bank	313,246	18,304
^	Nutrien Ltd.	330,190	17,662
			35,966
	China (16.1%)
	Tencent Holdings Ltd.	3,986,200	180,333
*	Alibaba Group Holding Ltd. ADR	977,324	165,608
*	Baidu Inc. ADR	406,655	47,725
*	TAL Education Group ADR	1,193,376	45,468
	Ping An Insurance Group Co. of China Ltd.	3,489,500	41,961
*	Meituan Dianping Class B	3,432,683	30,150
*	Ctrip.com International Ltd. ADR	810,093	29,901
	China Mengniu Dairy Co. Ltd.	3,345,000	12,969
	China Pacific Insurance Group Co. Ltd.	3,251,800	12,719
^,*	iQIYI Inc. ADR	411,443	8,496
^,*	NIO Inc. ADR	1,659,408	4,231
			579,561
	Denmark (2.8%)
*	Genmab A/S	258,566	47,587
	Vestas Wind Systems A/S	209,966	18,190
	Chr Hansen Holding A/S	163,100	15,348
	Novozymes A/S	225,473	10,513
^	Ambu A/S Class B	517,256	8,409
			100,047
	France (7.8%)
	Kering SA	131,380	77,543
	L’Oreal SA	219,591	62,436
	Schneider Electric SE	487,831	44,140
	TOTAL SA	509,533	28,582
	EssilorLuxottica SA	197,324	25,716
	Danone SA	261,347	22,129
	Vivendi SA	669,044	18,360
			278,906
	Germany (6.6%)
*,2	Zalando SE	1,013,535	44,876
*,2	Delivery Hero SE	595,180	27,017
	Bayerische Motoren Werke AG	307,188	22,707
	adidas AG	70,319	21,755
	SAP SE	154,247	21,146
^,*	Jumia Technologies AG ADR	644,932	17,039
	BASF SE	222,170	16,163
	Infineon Technologies AG	884,034	15,709
	GEA Group AG	435,480	12,359
	Continental AG	79,338	11,553
*	HelloFresh SE	1,072,370	10,210
*,2	Rocket Internet SE	278,557	8,025
*	MorphoSys AG	67,732	6,524
*	AIXTRON SE	274,000	2,617
*	Home24 SE	194,547	668
			238,368
	Hong Kong (4.5%)
	AIA Group Ltd.	11,650,200	125,809
	Jardine Matheson Holdings Ltd.	322,802	20,360
	Hong Kong Exchanges & Clearing Ltd.	490,260	17,326
			163,495
	India (2.2%)
	Housing Development Finance Corp. Ltd.	1,021,362	32,431
	HDFC Bank Ltd.	635,035	22,494
	Zee Entertainment Enterprises Ltd.	2,921,885	14,352
*,§,3	ANI Technologies	19,170	5,901
	Larsen & Toubro Ltd.	179,225	4,033
			79,211
	Indonesia (0.4%)
	Bank Central Asia Tbk PT	6,500,800	13,795

	Israel (0.3%)
*	Check Point Software Technologies Ltd.	91,321	10,558

	Italy (2.9%)
	Ferrari NV	519,887	84,294
	Fiat Chrysler Automobiles NV	1,376,016	19,097
			103,391
	Japan (10.7%)
	SMC Corp.	142,500	53,420
	SoftBank Group Corp.	1,018,200	49,042
	M3 Inc.	2,617,200	48,028
	Nintendo Co. Ltd.	73,100	26,820
	Nidec Corp.	187,500	25,750
	Bridgestone Corp.	613,700	24,210
	Recruit Holdings Co. Ltd.	614,700	20,581
	Takeda Pharmaceutical Co. Ltd.	479,500	17,057
	Kubota Corp.	933,500	15,596
	Sekisui Chemical Co. Ltd.	1,011,900	15,236
	Sony Corp.	258,900	13,605
	Keyence Corp.	21,500	13,260
	Pigeon Corp.	319,600	12,888
	SBI Holdings Inc.	477,700	11,865
	ORIX Corp.	674,600	10,082
	Toyota Motor Corp.	159,200	9,881
	Suzuki Motor Corp.	208,800	9,823
	Murata Manufacturing Co. Ltd.	213,000	9,590
			386,734
	Netherlands (4.4%)
	ASML Holding NV	766,988	159,603

	Norway (0.8%)
	DNB ASA	795,992	14,832
	Norsk Hydro ASA	3,620,613	12,968
			27,800
	Other (0.4%)
4	Vanguard FTSE All-World ex-US ETF	298,796	15,236

	Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	1,791,000	15,107

	South Korea (1.8%)
^,*	Celltrion Inc.	177,874	31,702
	Samsung Electronics Co. Ltd.	497,260	20,249
	Samsung SDI Co. Ltd.	55,697	11,427
			63,378
	Spain (2.9%)
	Industria de Diseno Textil SA	2,100,029	63,184
	Banco Bilbao Vizcaya Argentaria SA	7,591,492	42,343
			105,527
	Sweden (4.6%)
*	Spotify Technology SA	301,398	44,071
	Atlas Copco AB Class A	951,093	30,479
	Svenska Handelsbanken AB Class A	2,887,947	28,500
	Kinnevik AB	1,012,007	26,342
	Assa Abloy AB Class B	693,525	15,648
	SKF AB	596,620	10,983
	Elekta AB Class B	668,047	9,711
			165,734
	Switzerland (4.9%)
	Nestle SA	488,623	50,583
	Roche Holding AG	170,818	48,032
	Novartis AG	247,122	22,560

	Cie Financiere Richemont SA	226,029	19,207
	Lonza Group AG	54,129	18,274
	Temenos AG	83,795	15,004
*	Alcon Inc.	49,424	3,052
			176,712
	Taiwan (0.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,882,000	29,691

	Thailand (0.3%)
	Kasikornbank PCL	1,948,900	11,954

	Turkey (0.2%)
*	Turkiye Garanti Bankasi AS	3,635,613	5,709

	United Kingdom (7.2%)
	Rolls-Royce Holdings plc	4,382,443	46,818
	Diageo plc	989,851	42,604
*	Ocado Group plc	2,014,724	29,866

International Portfolio

			Market
			Value•
		Shares	($000)
	BHP Group plc	1,089,575	27,865
	Royal Dutch Shell plc Class A	640,125	20,845
	Burberry Group plc	644,255	15,270
	Smith & Nephew plc	695,511	15,103
	GlaxoSmithKline plc	653,272	13,095
	Whitbread plc	213,604	12,568
	Lloyds Banking Group plc	16,269,789	11,685
	Aviva plc	1,948,599	10,321
^,*,2	Aston Martin Lagonda Global Holdings plc	608,572	7,783
	Bunzl plc	217,670	5,743
			259,566
	United States (10.2%)
*	Amazon.com Inc.	67,094	127,051
*	MercadoLibre Inc.	153,825	94,106
*	Illumina Inc.	223,073	82,124
^,*	Tesla Inc.	178,353	39,855
*	Booking Holdings Inc.	7,434	13,937
	Philip Morris International Inc.	132,580	10,411
			367,484
	Total Common Stocks (Cost $2,607,508)		3,479,298
	Preferred Stocks (0.3%)
*,§,3,5	You & Mr. Jones	5,200,000	8,112
*,§,3,5	CureVac GmbH	1,452	2,350
	Total Preferred Stocks (Cost $8,759)		10,462
	Temporary Cash Investments (5.5%)[1]
	Money Market Fund (5.2%)
6,7	Vanguard Market Liquidity Fund, 2.499%	1,886,600	188,698

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.3%)
8	United States Treasury Bill, 2.386%, 7/5/19	4,500	4,499
8	United States Treasury Bill, 2.349%, 8/15/19	500	499
	United States Treasury Bill, 2.048%, 11/21/19	4,500	4,463
			9,461
	Total Temporary Cash Investments (Cost $198,152)		198,159
	Total Investments (102.4%) (Cost $2,814,419)		3,687,919
	Other Assets and Liabilities (-2.4%)
	Other Assets		23,202
	Liabilities		(108,384)
			(85,182)
	Net Assets (100%)
	Applicable to 137,486,887 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		3,602,737
	Net Asset Value Per Share		$26.20

			Amount
			($000)
	Statement of Assets and Liabilities
	Assets
	Investments in Securities, at Value Unaffiliated Issuers		3,483,985
	Affiliated Issuers		203,934
	Total Investments in Securities		3,687,919
	Investment in Vanguard		169
	Receivables for Accrued Income		6,441
	Receivables for Capital Shares Issued		1,774
	Variation Margin Receivable—Futures Contracts		691
	Unrealized Appreciation—Forward Currency Contracts		902
	Other Assets		13,225
	Total Assets		3,711,121
	Liabilities
	Payables for Investment Securities Purchased		4,693
	Collateral for Securities on Loan		98,604
	Payables to Investment Advisor		1,651
	Payables for Capital Shares Redeemed		1,428
	Payables to Vanguard		1,844
	Variation Margin Payable—Futures Contracts		113
	Unrealized Depreciation—Forward Currency Contracts		51
	Total Liabilities		108,384
	Net Assets		3,602,737

	At June 30, 2019, net assets consisted of:
			Amount
			($000)
	Paid-in Capital		2,669,638
	Total Distributable Earnings (Loss)		933,099
	Net Assets		3,602,737

• See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,980,000.

* Non-income-producing security.

§ Security value determined using significant unobservable inputs.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 99.0% and 3.4%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $87,701,000, representing 2.4% of net assets.

3 Restricted securities totaling $16,363,000, representing 0.5% of net assets. See Restricted Securities table for additional information.

4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.

5 Perpetual security with no stated maturity date.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7 Includes $98,604,000 of collateral received for securities on loan, of which $97,740,000 is held in Vanguard Market Liquidity Fund and $864,000 is held in cash.

8 Securities with a value of $4,043,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

International Portfolio

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
You & Mr. Jones	September 2015	5,200
CureVac GmbH	October 2015	3,559
ANI Technologies	December 2015	5,969

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2019	717	28,258	318
Topix Index	September 2019	144	20,715	(11)
FTSE 100 Index	September 2019	161	15,067	34
S&P ASX 200 Index	September 2019	118	13,584	124
				465

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Morgan Stanley Capital Services LLC	9/25/19	EUR	29,164	USD	33,011	381	—
Citibank, N.A.	9/18/19	JPY	3,015,754	USD	27,992	147	—
Toronto-Dominion Bank	9/24/19	GBP	14,308	USD	18,237	4	—
Toronto-Dominion Bank	9/24/19	AUD	22,412	USD	15,442	331	—
UBS AG	9/24/19	USD	4,400	EUR	3,841	3	—
RBC Capital Markets LLC	9/17/19	USD	3,320	JPY	354,085	16	—
JPMorgan Chase Bank, N.A.	9/17/19	USD	3,170	JPY	338,690	10	—
Goldman Sachs International	9/24/19	USD	3,040	EUR	2,664	—	(10)
RBC Capital Markets LLC	9/24/19	USD	2,355	GBP	1,841	9	—
Bank of America, N.A.	9/23/19	USD	2,060	AUD	2,965	—	(27)
Goldman Sachs International	9/24/19	USD	1,503	GBP	1,178	1	—
Citibank, N.A.	9/23/19	USD	1,029	AUD	1,482	—	(14)
						902	(51)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At June 30, 2019, the counterparties had depositied in segregated accounts securities with a value of $283,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

International Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	38,792
Dividends—Affiliated Issuers	226
Interest—Unaffiliated Issuers	70
Interest—Affiliated Issuers	1,115
Securities Lending—Net	2,450
Total Income	42,653
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,616
Performance Adjustment	599
The Vanguard Group—Note C
Management and Administrative	3,005
Marketing and Distribution	181
Custodian Fees	55
Shareholders’ Reports	9
Trustees’ Fees and Expenses	2
Total Expenses	6,467
Net Investment Income	36,186
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	22,595
Investment Securities Sold—Affiliated Issuers	16
Futures Contracts	6,867
Forward Currency Contracts	(822)
Foreign Currencies	(200)
Realized Net Gain (Loss)	28,456
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	501,236
Investment Securities—Affiliated Issuers	1,638
Futures Contracts	2,307
Forward Currency Contracts	90
Foreign Currencies	103
Change in Unrealized Appreciation (Depreciation)	505,374
Net Increase (Decrease) in Net Assets Resulting from Operations	570,016

1 Dividends are net of foreign withholding taxes of $4,826,000.

2 The change in unrealized appreciation (depreciation) is net of deferred foreign capital gain taxes of $117,000.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,186	47,649
Realized Net Gain (Loss)	28,456	110,293
Change in Unrealized Appreciation (Depreciation)	505,374	(626,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	570,016	(468,954)
Distributions
Net Investment Income	(50,042)	(26,488)
Realized Capital Gain[1]	(109,130)	(88,646)
Total Distributions	(159,172)	(115,134)
Capital Share Transactions
Issued	162,239	993,064
Issued in Lieu of Cash Distributions	159,172	115,134
Redeemed	(238,198)	(613,419)
Net Increase (Decrease) from Capital Share Transactions	83,213	494,779
Total Increase (Decrease)	494,057	(89,309)
Net Assets
Beginning of Period	3,108,680	3,197,989
End of Period	3,602,737	3,108,680

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $1,600,000 and $16,968,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

International Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016		2015	2014
Net Asset Value, Beginning of Period	$23.14		$27.34		$19.54		$19.80		$20.63	$22.28
Investment Operations
Net Investment Income	.266	[1]	.367	[1]	.224	[1]	.271	[1]	.278	.401[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.997		(3.644)		7.992		.075		(.394)	(1.736)
Total from Investment Operations	4.263		(3.277)		8.216		.346		(.116)	(1.335)
Distributions
Dividends from Net Investment Income	(.378)		(.212)		(.258)		(.280)		(.392)	(.315)
Distributions from Realized Capital Gains	(.825)		(.711)		(.158)		(.326)		(.322)	—
Total Distributions	(1.203)		(.923)		(.416)		(.606)		(.714)	(.315)
Net Asset Value, End of Period	$26.20		$23.14		$27.34		$19.54		$19.80	$20.63

Total Return	18.55%		-12.61%		42.60%		1.93%		-0.77%	-6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,603		$3,109		$3,198		$2,131		$2,253	$2,203
Ratio of Total Expenses to Average Net Assets[3]	0.38%		0.37%		0.39%		0.39%		0.40%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.10%		1.36%		0.93%		1.40%		1.37%	1.89%[2]
Portfolio Turnover Rate	14%		16%		16%		29%		23%	24%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Net investment income per share and the ratio of net investment income to average net assets include $0.061 and 0.28%, respectively, resulting from income received from Vodafone Group Plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3     Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.03%, 0.03%, and 0.03%.

Notes to Financial Statements

The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. The portfolio invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

International Portfolio

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International Portfolio

4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.

Vanguard manages the cash reserves of the portfolio as described below.

For the six months ended June 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before an increase of $599,000 (0.03%) based on performance.

International Portfolio

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $169,000, representing 0.00% of the portfolio’s net assets and 0.07% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	425,844	—	—
Common Stocks—Other	388,333	2,659,220	5,901
Preferred Stocks	—	—	10,462
Temporary Cash Investments	188,698	9,461	—
Futures Contracts—Assets[1]	691	—	—
Futures Contracts—Liabilities[1]	(113)	—	—
Forward Currency Contracts—Assets	—	902	—
Forward Currency Contracts—Liabilities	—	(51)	—
Total	1,003,453	2,669,532	16,363

1 Represents variation margin on the last day of the reporting period.

E.   At June 30, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	691	—	691
Unrealized Appreciation—Forward Currency Contracts	—	902	902
Total Assets	691	902	1,593

Variation Margin Payable—Futures Contracts	(113)	—	(113)
Unrealized Depreciation—Forward Currency Contracts	—	(51)	(51)
Total Liabilities	(113)	(51)	(164)

International Portfolio

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	6,867	—	6,867
Forward Currency Contracts	—	(822)	(822)
Realized Net Gain (Loss) on Derivatives	6,867	(822)	6,045

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,307	—	2,307
Forward Currency Contracts	—	90	90
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,307	90	2,397

F.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,815,546
Gross Unrealized Appreciation	1,112,634
Gross Unrealized Depreciation	(238,945)
Net Unrealized Appreciation (Depreciation)	873,689

G.   During the six months ended June 30, 2019, the portfolio purchased $235,351,000 of investment securities and sold $264,762,000 of investment securities, other than temporary cash investments.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	6,349	36,050
Issued in Lieu of Cash Distributions	6,218	4,051
Redeemed	(9,401)	(22,736)
Net Increase (Decrease) in Shares Outstanding	3,166	17,365

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 32% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.    Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds							June 30,
	2018		from	Realized		Change in			Capital Gain	2019
	Market	Purchases	Securities	Net Gain		Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	183,216	NA1	NA1	16		21		1,115	—	188,698
Vanguard FTSE All-World ex-US ETF Shares	13,619	—	—	—		1,617		226	—	15,236
Total	196,835			16		1,638		1,341	—	203,934

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

International Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Fund International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised the portfolio since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

International Portfolio

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Mid-Cap Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Mid-Cap Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,217.77	$0.93
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.95	0.85

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Mid-Cap Index Portfolio

Sector Diversification

As of June 30, 2019

Basic Materials	3.5%
Consumer Goods	8.9
Consumer Services	11.4
Financials	20.5
Health Care	8.9
Industrials	19.5
Oil & Gas	4.7
Technology	15.8
Telecommunications	0.5
Utilities	6.3

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.5%)
	Newmont Goldcorp Corp.	376,926	14,518
	Freeport-McMoRan Inc.	643,476	7,471
^	International Flavors & Fragrances Inc.	49,667	7,206
	Celanese Corp. Class A	59,120	6,373
	FMC Corp.	61,442	5,097
	CF Industries Holdings Inc.	103,230	4,822
	Eastman Chemical Co.	58,537	4,556
	Avery Dennison Corp.	39,317	4,548
	Mosaic Co.	162,078	4,057
	Nucor Corp.	65,993	3,636
	Albemarle Corp.	49,201	3,464
*	Axalta Coating Systems Ltd.	49,197	1,464
	Reliance Steel & Aluminum Co.	14,882	1,408
	Westlake Chemical Corp.	17,747	1,233
			69,853
Consumer Goods (8.9%)
*	Lululemon Athletica Inc.	51,497	9,280
	Clorox Co.	59,355	9,088
	McCormick & Co. Inc.	56,934	8,825
	Church & Dwight Co. Inc.	114,510	8,366
	DR Horton Inc.	165,099	7,121
	Genuine Parts Co.	64,814	6,713
	Lennar Corp. Class A	133,086	6,449
	Conagra Brands Inc.	226,157	5,998
*	Take-Two Interactive Software Inc.	52,356	5,944
	Hasbro Inc.	55,592	5,875
	JM Smucker Co.	50,240	5,787
	Tyson Foods Inc. Class A	68,569	5,536
*	NVR Inc.	1,501	5,059
^	Hormel Foods Corp.	124,523	5,048
	Garmin Ltd.	61,781	4,930
	Aptiv plc	60,187	4,865
	Molson Coors Brewing Co. Class B	82,422	4,616
	Lamb Weston Holdings Inc.	68,009	4,309
	Tapestry Inc.	135,504	4,300
	Whirlpool Corp.	29,595	4,213
*	Wayfair Inc.	28,400	4,146
	Lear Corp.	29,160	4,061
	BorgWarner Inc.	96,109	4,035
*	Mohawk Industries Inc.	26,953	3,975
	Fortune Brands Home & Security Inc.	64,980	3,712
*	LKQ Corp.	138,792	3,693
	PulteGroup Inc.	116,023	3,669
	Campbell Soup Co.	91,376	3,661
	Bunge Ltd.	62,809	3,499
	PVH Corp.	35,146	3,326
*	WABCO Holdings Inc.	23,780	3,153
	Newell Brands Inc.	176,632	2,724
	Ralph Lauren Corp. Class A	22,982	2,611
^,*	Under Armour Inc. Class A	88,015	2,231
*	Under Armour Inc. Class C	89,569	1,988
	Coty Inc. Class A	140,116	1,878
	Hanesbrands Inc.	84,350	1,453
	Harley-Davidson Inc.	37,032	1,327
*	Capri Holdings Ltd.	33,445	1,160
*	Levi Strauss & Co. Class A	18,700	390
	Lennar Corp. Class B	6,899	266
			179,280
Consumer Services (11.3%)
*	Dollar Tree Inc.	111,086	11,930
	Royal Caribbean Cruises Ltd.	78,082	9,464
*	Chipotle Mexican Grill Inc. Class A	12,905	9,458
*	Ulta Beauty Inc.	25,815	8,955
	Omnicom Group Inc.	98,468	8,069
	Best Buy Co. Inc.	106,300	7,412
	Expedia Group Inc.	53,970	7,180
	Darden Restaurants Inc.	57,243	6,968
*	Liberty Broadband Corp.	66,776	6,959
*	Copart Inc.	90,649	6,775
*	CarMax Inc.	77,563	6,735
*	AutoZone Inc.	5,765	6,338
	Tractor Supply Co.	56,150	6,109
	MGM Resorts International	213,306	6,094
	AmerisourceBergen Corp. Class A	71,134	6,065
	American Airlines Group Inc.	180,070	5,872
*	Norwegian Cruise Line Holdings Ltd.	100,404	5,385
	Domino’s Pizza Inc.	19,120	5,321
	Wynn Resorts Ltd.	42,654	5,289
	FactSet Research Systems Inc.	17,760	5,089
	Tiffany & Co.	53,880	5,045
	Viacom Inc. Class B	165,172	4,934
	Advance Auto Parts Inc.	31,751	4,894
*	United Continental Holdings Inc.	52,464	4,593
*	Discovery Communications Inc.	159,916	4,550
*	Live Nation Entertainment Inc.	64,000	4,240
	Aramark	115,071	4,149
	Interpublic Group of Cos. Inc.	180,810	4,085
*	DISH Network Corp. Class A	102,408	3,933
*	Altice USA Inc. Class A	160,482	3,908
	Nielsen Holdings plc	166,038	3,752
	Alaska Air Group Inc.	57,633	3,683
	Kohl’s Corp.	75,805	3,605
	News Corp. Class A	234,221	3,160
	Macy’s Inc.	144,270	3,096
	L Brands Inc.	108,644	2,836
*	Liberty Media Corp-Liberty SiriusXM Class C	74,057	2,813
	Rollins Inc.	76,498	2,744
	Gap Inc.	132,572	2,382
*	Discovery Communications Inc. Class A	70,104	2,152
	Vail Resorts Inc.	9,300	2,076
*	Liberty Media Corp-Liberty SiriusXM Class A	37,745	1,427
	Hyatt Hotels Corp. Class A	16,948	1,290
*	Liberty Broadband Corp. Class A	12,465	1,282
^,*	Lyft Inc. Class A	19,406	1,275
*	TripAdvisor Inc.	25,124	1,163
*	Qurate Retail Group Inc. QVC Group Class A	93,544	1,159
	Nordstrom Inc.	25,294	806
*	Chewy Inc.	21,500	753
^,*	Carvana Co. Class A	10,500	657
	Viacom Inc. Class A	4,664	159
	News Corp. Class B	3,475	49
			228,117
Financials (20.5%)
*	SBA Communications Corp. Class A	52,701	11,849
	Digital Realty Trust Inc.	97,088	11,436
*	IHS Markit Ltd.	175,606	11,190
	M&T Bank Corp.	60,468	10,284
	Realty Income Corp.	147,305	10,160
	Hartford Financial Services Group Inc.	168,382	9,382
	MSCI Inc. Class A	37,467	8,947
	Essex Property Trust Inc.	30,593	8,931
	KeyCorp	470,103	8,344
*	CBRE Group Inc. Class A	148,739	7,630
	Equifax Inc.	56,174	7,597
	Citizens Financial Group Inc.	214,067	7,569
	First Republic Bank	77,440	7,562
	Arthur J Gallagher & Co.	86,180	7,549
	Principal Financial Group Inc.	130,058	7,533
	Cincinnati Financial Corp.	72,052	7,470
	Alexandria Real Estate Equities Inc.	52,623	7,425
	Moody’s Corp.	37,570	7,338
	HCP Inc.	223,224	7,139
	Regions Financial Corp.	473,159	7,069
	Huntington Bancshares Inc.	488,733	6,754
*	Markel Corp.	6,125	6,674
*	Arch Capital Group Ltd.	178,450	6,617
	AvalonBay Communities Inc.	32,510	6,605
	Loews Corp.	120,692	6,598
	WP Carey Inc.	79,400	6,446
	Host Hotels & Resorts Inc.	345,986	6,304
	Mid-America Apartment Communities Inc.	53,048	6,247
	Annaly Capital Management Inc.	677,676	6,187
	KKR & Co. Inc. Class A	241,292	6,097
	Lincoln National Corp.	94,272	6,076
	Extra Space Storage Inc.	56,523	5,997
	UDR Inc.	131,066	5,884
	Ally Financial Inc.	184,867	5,729
*	SVB Financial Group	24,206	5,436
	Cboe Global Markets Inc.	51,865	5,375
	Duke Realty Corp.	167,244	5,287
	Comerica Inc.	72,038	5,233
	Regency Centers Corp.	77,919	5,200
	Nasdaq Inc.	53,961	5,189
	Invitation Homes Inc.	193,953	5,184

Mid-Cap Index Portfolio

			Market
			Value•
		Shares	($000)
	Vornado Realty Trust	80,204	5,141
	E*TRADE Financial Corp.	113,828	5,077
	Raymond James Financial Inc.	59,005	4,989
	Fidelity National Financial Inc.	121,449	4,894
	Camden Property Trust	44,965	4,694
	Everest Re Group Ltd.	18,916	4,676
	Reinsurance Group of America Inc. Class A	29,125	4,544
	Federal Realty Investment Trust	35,006	4,507
	Franklin Resources Inc.	129,420	4,504
	Weyerhaeuser Co.	168,635	4,442
*	Alleghany Corp.	6,347	4,323
	AGNC Investment Corp.	249,590	4,198
	Iron Mountain Inc.	134,000	4,194
	WR Berkley Corp.	63,521	4,188
	Torchmark Corp.	45,942	4,110
	VEREIT Inc.	452,466	4,077
	Western Union Co.	200,191	3,982
	Zions Bancorp NA	85,044	3,910
	Invesco Ltd.	188,940	3,866
	Voya Financial Inc.	67,267	3,720
	Kimco Realty Corp.	187,198	3,459
	SEI Investments Co.	60,537	3,396
	SL Green Realty Corp.	39,351	3,163
	People’s United Financial Inc.	184,971	3,104
*	Athene Holding Ltd. Class A	71,928	3,097
	Unum Group	88,679	2,975
	AXA Equitable Holdings Inc.	136,704	2,857
	Jones Lang LaSalle Inc.	10,751	1,513
	Affiliated Managers Group Inc.	11,963	1,102
	Macerich Co.	32,909	1,102
	Jefferies Financial Group Inc.	54,291	1,044
			412,371
Health Care (8.9%)
*	IQVIA Holdings Inc.	78,126	12,570
*	IDEXX Laboratories Inc.	40,100	11,041
*	Centene Corp.	183,366	9,616
*	Align Technology Inc.	33,540	9,180
	ResMed Inc.	66,769	8,148
*	Laboratory Corp. of America Holdings	46,074	7,966
	Cooper Cos. Inc.	22,963	7,736
*	Incyte Corp.	85,105	7,231
*	BioMarin Pharmaceutical Inc.	83,628	7,163
	Teleflex Inc.	21,523	7,127
*	WellCare Health Plans Inc.	23,500	6,699
	Cardinal Health Inc.	139,200	6,556
	Quest Diagnostics Inc.	62,806	6,394
	Dentsply Sirona Inc.	108,909	6,356
*	DexCom Inc.	42,400	6,353
*	Hologic Inc.	125,159	6,010
*	Varian Medical Systems Inc.	42,428	5,776
*	Elanco Animal Health Inc.	170,765	5,772
*	ABIOMED Inc.	19,946	5,196
*	Henry Schein Inc.	69,492	4,858
	Universal Health Services Inc. Class B	36,742	4,791
*	Mylan NV	231,735	4,412
*	Alnylam Pharmaceuticals Inc.	49,805	3,614
*	Jazz Pharmaceuticals plc	25,126	3,582
*	Exact Sciences Corp.	30,000	3,541
*	Seattle Genetics Inc.	48,958	3,388
*	DaVita Inc.	57,859	3,255
	Perrigo Co. plc	56,713	2,701
*	Nektar Therapeutics Class A	40,654	1,446
			178,478
Industrials (19.4%)
*	Fiserv Inc.	182,800	16,664
	Amphenol Corp. Class A	139,212	13,356
	Waste Connections Inc.	122,661	11,724
	Global Payments Inc.	73,213	11,724
	Willis Towers Watson plc	60,190	11,529
*	FleetCor Technologies Inc.	40,139	11,273
	Ball Corp.	155,632	10,893
*	TransDigm Group Inc.	22,270	10,774
	Verisk Analytics Inc. Class A	72,263	10,584
	Cintas Corp.	41,436	9,832
*	Mettler-Toledo International Inc.	11,559	9,709
	AMETEK Inc.	106,376	9,663
	Total System Services Inc.	74,158	9,512
*	CoStar Group Inc.	17,039	9,441
	L3 Technologies Inc.	36,893	9,045
*	Worldpay Inc. Class A	72,488	8,883
	Roper Technologies Inc.	24,146	8,844
	Fastenal Co.	266,670	8,691
	Vulcan Materials Co.	61,672	8,468
*	Keysight Technologies Inc.	87,600	7,867
	Xylem Inc.	83,986	7,025
	Broadridge Financial Solutions Inc.	54,202	6,920
*	First Data Corp. Class A	254,322	6,884
	Dover Corp.	67,657	6,779
	Martin Marietta Materials Inc.	29,184	6,715
*	Waters Corp.	30,785	6,626
	TransUnion	87,456	6,429
	Expeditors International of Washington Inc.	80,249	6,088
	WW Grainger Inc.	21,926	5,881
	Textron Inc.	108,247	5,741
	Kansas City Southern	46,957	5,720
*	Square Inc.	78,517	5,695
	Masco Corp.	137,247	5,386
	CH Robinson Worldwide Inc.	63,557	5,361
	Wabtec Corp.	74,662	5,358
	Jacobs Engineering Group Inc.	63,487	5,358
*	Trimble Inc.	117,026	5,279
	Old Dominion Freight Line Inc.	33,978	5,071
*	United Rentals Inc.	36,522	4,844
	Westrock Co.	120,013	4,377
	Arconic Inc.	167,619	4,328
	Snap-on Inc.	25,892	4,289
	Packaging Corp. of America	44,116	4,205
	Huntington Ingalls Industries Inc.	18,469	4,151
*	Crown Holdings Inc.	62,928	3,845
	JB Hunt Transport Services Inc.	40,673	3,718
*	Sensata Technologies Holding plc	75,366	3,693
	Hubbell Inc. Class B	25,297	3,299
	Xerox Corp.	88,974	3,151
	Sealed Air Corp.	72,683	3,109
	Alliance Data Systems Corp.	22,020	3,086
	Robert Half International Inc.	52,816	3,011
	Pentair plc	80,220	2,984
*	IPG Photonics Corp.	16,141	2,490
	Jack Henry & Associates Inc.	18,000	2,411
	Cognex Corp.	37,741	1,811
	FLIR Systems Inc.	31,791	1,720
	HEICO Corp. Class A	16,000	1,654
	Flowserve Corp.	30,375	1,600
	AO Smith Corp.	32,589	1,537
*	Arrow Electronics Inc.	19,824	1,413
	HEICO Corp.	9,900	1,325
	Allison Transmission Holdings Inc.	27,719	1,285
^,*	XPO Logistics Inc.	21,451	1,240
^	ADT Inc.	26,560	162
			391,530
Oil & Gas (4.6%)
	ONEOK Inc.	192,207	13,226
	Concho Resources Inc.	93,453	9,642
	Diamondback Energy Inc.	76,672	8,355
	Hess Corp.	127,169	8,084
*	Cheniere Energy Inc.	107,817	7,380
	Marathon Oil Corp.	381,737	5,425
	Devon Energy Corp.	184,000	5,248
	Apache Corp.	175,325	5,079
	Noble Energy Inc.	223,215	5,000
	Cabot Oil & Gas Corp.	197,012	4,523
	Targa Resources Corp.	108,498	4,260
	National Oilwell Varco Inc.	179,998	4,001
	OGE Energy Corp.	93,028	3,959
	HollyFrontier Corp.	71,283	3,299
	Baker Hughes a GE Co. Class A	119,452	2,942
*	Continental Resources Inc.	43,613	1,836
	Cimarex Energy Co.	23,619	1,401
			93,660
Technology (15.8%)
*	Red Hat Inc.	78,570	14,752
	Xilinx Inc.	118,221	13,941
*	Advanced Micro Devices Inc.	453,186	13,763
	Motorola Solutions Inc.	76,657	12,781
*	Twitter Inc.	340,150	11,871
	Cerner Corp.	144,022	10,557
*	VeriSign Inc.	49,954	10,448
	Harris Corp.	55,172	10,435
*	Veeva Systems Inc. Class A	59,500	9,646
	Microchip Technology Inc.	110,420	9,573
*	Cadence Design Systems Inc.	130,831	9,264
*	Synopsys Inc.	69,721	8,972
	KLA-Tencor Corp.	75,279	8,898
*	Splunk Inc.	69,903	8,790
*	Palo Alto Networks Inc.	42,473	8,654
*	ANSYS Inc.	39,090	8,006
*	IAC/InterActiveCorp	36,467	7,933
	Maxim Integrated Products Inc.	126,904	7,591
	CDW Corp.	67,991	7,547
	NetApp Inc.	115,280	7,113
*	Twilio Inc. Class A	51,901	7,077
	Marvell Technology Group Ltd.	292,467	6,981
*	Arista Networks Inc.	25,005	6,492
*	Gartner Inc.	39,887	6,419
	Skyworks Solutions Inc.	80,326	6,207
	Western Digital Corp.	129,955	6,179

Mid-Cap Index Portfolio

			Market
			Value•
		Shares	($000)
	Symantec Corp.	273,383	5,949
*	Akamai Technologies Inc.	72,766	5,832
	SS&C Technologies Holdings Inc.	100,013	5,762
*	GoDaddy Inc. Class A	82,016	5,754
	Citrix Systems Inc.	58,215	5,713
	Seagate Technology plc	116,463	5,488
*	Fortinet Inc.	67,500	5,186
*	Snap Inc.	321,918	4,604
	Juniper Networks Inc.	160,693	4,279
*	F5 Networks Inc.	27,836	4,054
*	Black Knight Inc.	66,240	3,984
*	Qorvo Inc.	55,582	3,702
	DXC Technology Co.	58,231	3,212
*	Okta Inc.	24,100	2,977
*	Paycom Software Inc.	11,500	2,607
*	Dropbox Inc. Class A	84,833	2,125
*	Slack Technologies Inc. Class A	45,578	1,709
^	Match Group Inc.	24,955	1,679
	CDK Global Inc.	28,406	1,404
*	Pinterest Inc. Class A	40,268	1,096
*	Crowdstrike Holdings Inc. Class A	8,300	567
			317,573
	Telecommunications (0.5%)
	CenturyLink Inc.	458,255	5,389
*	Zayo Group Holdings Inc.	93,520	3,078
^,*	Zoom Video Communications Inc. Class A	8,942	794
			9,261
	Utilities (6.3%)
	WEC Energy Group Inc.	146,771	12,236
	Eversource Energy	149,348	11,315
	DTE Energy Co.	85,349	10,914
	FirstEnergy Corp.	247,668	10,603
	American Water Works Co. Inc.	83,885	9,731
	Entergy Corp.	88,532	9,113
	Ameren Corp.	114,330	8,587
	CMS Energy Corp.	132,286	7,661
	Evergy Inc.	117,735	7,082
	CenterPoint Energy Inc.	234,273	6,707
*	PG&E Corp.	246,372	5,647
	Alliant Energy Corp.	110,334	5,415
	AES Corp.	308,746	5,174
	NiSource Inc.	173,603	5,000
	Pinnacle West Capital Corp.	52,195	4,911
	Vistra Energy Corp.	180,395	4,084
	NRG Energy Inc.	59,300	2,083
	Avangrid Inc.	28,345	1,431
			127,694
	Total Common Stocks (Cost $1,598,638)		2,007,817
	Temporary Cash Investments (0.6%)[1]
	Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, 2.499%	110,427	11,045

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.349%, 8/15/19	200	199
	Total Temporary Cash Investments (Cost $11,244)		11,244
	Total Investments (100.3%) (Cost $1,609,882)		2,019,061

			Amount
			($000)
	Other Assets and Liabilities (-0.3%)
	Other Assets
	Investment in Vanguard		92
	Receivables for Investment Securities Sold		4,102
	Receivables for Accrued Income		2,275
	Receivables for Capital Shares Issued		668
	Variation Margin Receivable—Futures Contracts		31
	Other Assets[4]		198
	Total Other Assets		7,366
	Liabilities
	Payables for Investment Securities Purchased		(1,778)
	Collateral for Securities on Loan		(8,054)
	Payables for Capital Shares Redeemed		(2,563)
	Payables to Vanguard		(731)
	Total Liabilities		(13,126)
	Net Assets (100%)
	Applicable to 90,048,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		2,013,301
	Net Asset Value Per Share		$22.36

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,543,024
Total Distributable Earnings (Loss)	470,277
Net Assets	2,013,301

•      See Note A in Notes to Financial Statements.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,869,000.

*       Non-income-producing security.

1     The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $8,054,000 of collateral received for securities on loan.

4     Securities with a value of $199,000 and cash of $173,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	30		4,416	36
E-mini S&P Mid-Cap 400 Index	September 2019	5		975	23
					59

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	13,831
Interest[1]	58
Securities Lending—Net	65
Total Income	13,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	224
Management and Administrative	1,242
Marketing and Distribution	83
Custodian Fees	15
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Total Expenses	1,576
Expenses Paid Indirectly	(8)
Net Expenses	1,568
Net Investment Income	12,386
Realized Net Gain (Loss)
Investment Securities Sold[1]	50,875
Futures Contracts	678
Realized Net Gain (Loss)	51,553
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	288,535
Futures Contracts	245
Change in Unrealized Appreciation (Depreciation)	288,780
Net Increase (Decrease) in Net Assets Resulting from Operations	352,719

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $53,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,386	27,241
Realized Net Gain (Loss)	51,553	143,656
Change in Unrealized Appreciation (Depreciation)	288,780	(339,835)
Net Increase (Decrease) in Net Assets Resulting from Operations	352,719	(168,938)
Distributions
Net Investment Income	(27,995)	(21,762)
Realized Capital Gain[1]	(144,308)	(88,481)
Total Distributions	(172,303)	(110,243)
Capital Share Transactions
Issued	167,667	255,681
Issued in Lieu of Cash Distributions	172,303	110,243
Redeemed	(128,342)	(269,732)
Net Increase (Decrease) from Capital Share Transactions	211,628	96,192
Total Increase (Decrease)	392,044	(182,989)
Net Assets
Beginning of Period	1,621,257	1,804,246
End of Period	2,013,301	1,621,257

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $4,013,000 and $3,072,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,				Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.23	$23.72	$21.11	$20.76	$22.49	$20.77
Investment Operations
Net Investment Income	.147	1.343	1.292	1.280	.291	.266
Net Realized and Unrealized Gain (Loss) on Investments	4.138	(2.386)	3.575	1.814	(.552)	2.446
Total from Investment Operations	4.285	(2.043)	3.867	2.094	(.261)	2.712
Distributions
Dividends from Net Investment Income	(.350)	(.286)	(.270)	(.292)	(.268)	(.200)
Distributions from Realized Capital Gains	(1.805)	(1.161)	(.987)	(1.452)	(1.201)	(.792)
Total Distributions	(2.155)	(1.447)	(1.257)	(1.744)	(1.469)	(.992)
Net Asset Value, End of Period	$22.36	$20.23	$23.72	$21.11	$20.76	$22.49

Total Return	21.78%	-9.33%	19.08%	11.11%	-1.43%	13.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,013	$1,621	$1,804	$1,495	$1,363	$1,364
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.19%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.49%	1.32%	1.40%	1.35%	1.29%
Portfolio Turnover Rate	19%	21%	18%	21%	23%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Portfolio

Notes to Financial Statements

The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that,

Mid-Cap Index Portfolio

in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $92,000, representing 0.00% of the portfolio’s net assets and 0.04% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, custodian fee offset arrangements reduced the portfolio’s expenses by $8,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Mid-Cap Index Portfolio

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,007,817	—	—
Temporary Cash Investments	11,045	199	—
Futures Contracts—Assets[1]	31	—	—
Total	2,018,893	199	—

1 Represents variation margin on the last day of the reporting period.

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,609,882
Gross Unrealized Appreciation	524,257
Gross Unrealized Depreciation	(115,019)
Net Unrealized Appreciation (Depreciation)	409,238

F.   During the six months ended June 30, 2019, the portfolio purchased $231,332,000 of investment securities and sold $178,685,000 of investment securities, other than temporary cash investments.

The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $34,179,000 and $88,554,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	7,614	11,048
Issued in Lieu of Cash Distributions	8,135	4,812
Redeemed	(5,859)	(11,768)
Net Increase (Decrease) in Shares Outstanding	9,890	4,092

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Moderate Allocation Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Moderate Allocation Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Moderate Allocation Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Moderate Allocation Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,123.48	$0.68
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65

The calculations are based on the Moderate Allocation Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Moderate Allocation Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (181/365).

Moderate Allocation Portfolio

Underlying Vanguard Funds

As of June 30, 2019

Vanguard Variable Insurance Fund—Equity Index Portfolio	29.9%
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	27.9
Vanguard Total International Stock Index Fund Admiral Shares	24.0
Vanguard Total International Bond Index Fund Admiral Shares	12.1
Vanguard Extended Market Index Fund Admiral Shares	6.1

Moderate Allocation Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.0%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	3,206,867	137,991
Vanguard Extended Market Index Admiral Shares	314,969	28,341
166,332
International Stock Fund (24.0%)
Vanguard Total International Stock Index Fund Admiral Shares	3,913,555	110,832

U.S. Bond Fund (27.9%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	10,818,414	128,955

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	2,434,733	55,707
Total Investment Companies (Cost $433,217)	461,826
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.499% (Cost $307)	3,067	307
Total Investments (100.1%) (Cost $433,524)	462,133
Other Assets and Liabilities (-0.1%)
Other Assets	1,010
Liabilities	(1,283)
(273)
Net Assets (100%)
Applicable to 16,313,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	461,860
Net Asset Value Per Share	$28.31

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	462,133
Receivables for Accrued Income	52
Receivables for Capital Shares Issued	958
Total Assets	463,143
Liabilities
Payables for Investment Securities Purchased	1,219
Payables for Capital Shares Redeemed	64
Total Liabilities	1,283
Net Assets	461,860

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	417,679
Total Distributable Earnings (Loss)	44,181
Net Assets	461,860

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,736
Net Investment Income—Note B	7,736
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,264
Affiliated Funds Sold	5,239
Realized Net Gain (Loss)	8,503
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	33,216
Net Increase (Decrease) in Net Assets Resulting from Operations	49,455

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,736	9,377
Realized Net Gain (Loss)	8,503	10,505
Change in Unrealized Appreciation (Depreciation)	33,216	(41,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,455	(21,218)
Distributions
Net Investment Income	(9,885)	(7,930)
Realized Capital Gain[1]	(10,650)	(13,085)
Total Distributions	(20,535)	(21,015)
Capital Share Transactions
Issued	36,054	77,289
Issued in Lieu of Cash Distributions	20,535	21,015
Redeemed	(23,401)	(50,345)
Net Increase (Decrease) from Capital Share Transactions	33,188	47,959
Total Increase (Decrease)	62,108	5,726
Net Assets
Beginning of Period	399,752	394,026
End of Period	461,860	399,752

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $223,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,				Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.46	$29.35	$26.67	$25.80	$26.63	$25.72
Investment Operations
Net Investment Income[1]	.497	.634	.657	.581	.499	.521
Capital Gain Distributions Received[1]	.210	.148	.309	.182	.282	.172
Net Realized and Unrealized Gain (Loss) on Investments	2.508	(2.142)	2.863	1.112	(.809)	1.066
Total from Investment Operations	3.215	(1.360)	3.829	1.875	(.028)	1.759
Distributions
Dividends from Net Investment Income	(.657)	(.577)	(.545)	(.439)	(.417)	(.370)
Distributions from Realized Capital Gains	(.708)	(.953)	(.604)	(.566)	(.385)	(.479)
Total Distributions	(1.365)	(1.530)	(1.149)	(1.005)	(.802)	(.849)
Net Asset Value, End of Period	$28.31	$26.46	$29.35	$26.67	$25.80	$26.63

Total Return	12.35%	-4.94%	14.80%	7.55%	-0.16%	7.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$462	$400	$394	$294	$257	$198
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.12%	0.14%	0.16%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.25%	2.36%	2.25%	1.89%	2.00%
Portfolio Turnover Rate	18%	20%	21%	14%	12%	9%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Notes to Financial Statements

The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2019, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Moderate Allocation Portfolio

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	433,524
Gross Unrealized Appreciation	31,538
Gross Unrealized Depreciation	(2,929)
Net Unrealized Appreciation (Depreciation)	28,609

E.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	1,295	2,733
Issued in Lieu of Cash Distributions	754	748
Redeemed	(844)	(1,799)
Net Increase (Decrease) in Shares Outstanding	1,205	1,682

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec, 31,		Proceeds	Realized					June 30,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	69	NA1	NA1	—	—		2	—	307
Vanguard Extended Market Index Fund	23,496	1,966	1,592	506	3,965		139	—	28,341
Vanguard Total International Bond Index Fund	48,154	6,150	1,339	125	2,617		287	—	55,707
Vanguard Total International Stock Index Fund	97,249	10,335	8,002	797	10,453		1,572	—	110,832
Vanguard Variable Insurance Fund—Equity Index Portfolio	121,281	16,327	15,598	3,590	12,391		2,493	3,264	137,991
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	109,660	26,718	11,434	221	3,790		3,243	—	128,955
Total	399,909	61,496	37,965	5,239	33,216		7,736	3,264	462,133

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Moderate Allocation Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2011 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Money Market Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,012.27	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Money Market Portfolio

Sector Diversification

As of June 30, 2019

Certificates of Deposit	6.8%
U.S. Commercial Paper	8.4
U.S. Government Obligations	9.4
U.S. Treasury Bills	16.2
Yankee/Foreign	57.3
Other	1.9

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Money Market Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (25.6%)
*	Federal Home Loan Bank Discount Notes	2.387%	7/1/19	1,000	1,000
*	Federal Home Loan Bank Discount Notes	2.460%	7/2/19	410	410
*	Federal Home Loan Bank Discount Notes	2.352%–2.429%	7/3/19	16,900	16,898
*	Federal Home Loan Bank Discount Notes	2.322%–2.408%	7/5/19	4,646	4,645
*	Federal Home Loan Bank Discount Notes	2.409%	7/9/19	7,900	7,896
*	Federal Home Loan Bank Discount Notes	2.322%–2.409%	7/10/19	29,190	29,173
*	Federal Home Loan Bank Discount Notes	2.323%–2.408%	7/12/19	3,800	3,797
*	Federal Home Loan Bank Discount Notes	2.388%–2.419%	7/17/19	15,000	14,984
*	Federal Home Loan Bank Discount Notes	2.324%–2.368%	7/19/19	2,790	2,787
*	Federal Home Loan Bank Discount Notes	2.324%	7/22/19	6,000	5,992
*	Federal Home Loan Bank Discount Notes	2.359%	7/24/19	505	504
*	Federal Home Loan Bank Discount Notes	2.304%	7/26/19	7,500	7,488
*	Federal Home Loan Bank Discount Notes	2.326%–2.359%	7/31/19	2,756	2,751
*	Federal Home Loan Bank Discount Notes	2.359%	8/2/19	8,515	8,497
*	Federal Home Loan Bank Discount Notes	2.276%	8/7/19	3,440	3,432
*	Federal Home Loan Bank Discount Notes	2.277%	8/9/19	5,000	4,988
	United States Treasury Bill	2.396%–2.399%	7/2/19	18,154	18,153
	United States Treasury Bill	2.389%	7/9/19	20,000	19,989
	United States Treasury Bill	2.399%	7/11/19	10,000	9,993
	United States Treasury Bill	2.394%–2.41%	7/18/19	25,000	24,972
	United States Treasury Bill	2.415%	7/25/19	25,000	24,960
	United States Treasury Bill	2.390%–2.399%	8/8/19	40,000	39,899
	United States Treasury Bill	2.374%	8/15/19	30,000	29,911
	United States Treasury Bill	2.349%	8/22/19	31,064	30,959
Total U.S. Government and Agency Obligations (Cost $314,078)					314,078
Commercial Paper (44.8%)
Bank Holding Company (1.0%)
2	ABN Amro Funding USA LLC	2.410%–2.415%	10/7/19	2,000	1,987
	Bank of New York Mellon	2.381%	7/2/19	10,000	10,000
					11,987
Finance—Auto (2.0%)
	American Honda Finance Corp.	2.537%–2.567%	7/11/19	1,250	1,249
	American Honda Finance Corp.	2.557%–2.588%	7/22/19	1,000	999
	American Honda Finance Corp.	2.547%	7/25/19	1,000	998
	American Honda Finance Corp.	2.506%	8/21/19	500	498
	American Honda Finance Corp.	2.530%	9/9/19	1,000	995
	American Honda Finance Corp.	2.343%	9/10/19	500	498
	American Honda Finance Corp.	2.509%	9/12/19	6,000	5,970
	American Honda Finance Corp.	2.396%	9/26/19	500	497
	Toyota Motor Credit Corp.	2.353%	7/19/19	2,000	1,998
	Toyota Motor Credit Corp.	2.354%	7/22/19	2,000	1,997
	Toyota Motor Credit Corp.	2.558%	9/5/19	1,000	995
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.100%	2.504%	12/18/19	2,000	2,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.522%	12/9/19	1,000	1,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.120%	2.502%	1/14/20	1,000	1,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.624%	7/16/19	4,000	4,000
					24,694
Foreign Banks (21.8%)
2,3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.160%	2.590%	9/5/19	4,237	4,238
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.710%	7/5/19	4,000	4,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.504%	10/23/19	2,000	2,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.512%	11/8/19	6,000	6,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.504%	12/23/19	1,000	1,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.483%	1/21/20	4,000	4,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.514%	11/22/19	2,000	2,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.560%	12/2/19	5,000	5,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.541%	12/6/19	2,000	2,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.532%	12/9/19	1,000	1,000
2	BPCE SA	2.371%	7/1/19	1,000	1,000
2	Canadian Imperial Bank of Commerce	2.331%	7/2/19	6,000	6,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.533%	11/12/19	2,000	2,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.482%	9/18/19	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.490%	9/19/19	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.582%	8/30/19	11,400	11,400
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.584%	4/24/20	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.631%	9/6/19	2,000	2,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.621%	9/13/19	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.604%	9/16/19	5,000	5,001
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.730%	11/4/19	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.320%	2.732%	11/8/19	3,000	3,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.744%	11/22/19	1,000	1,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.744%	11/25/19	2,000	2,000
2	DBS Bank Ltd.	2.599%	7/5/19	5,000	4,998
2	DBS Bank Ltd.	2.502%	7/9/19	2,020	2,019

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	DBS Bank Ltd.	2.583%	7/29/19	2,000	1,996
2	DBS Bank Ltd.	2.594%	8/1/19	500	499
2	DBS Bank Ltd.	2.583%	8/5/19	1,000	997
2	DBS Bank Ltd.	2.510%–2.595%	8/9/19	2,000	1,994
2	DBS Bank Ltd.	2.505%	8/13/19	1,000	997
2	DBS Bank Ltd.	2.374%–2.415%	9/10/19	1,500	1,493
2	DBS Bank Ltd.	2.625%	9/25/19	1,000	994
2	DBS Bank Ltd.	2.354%–2.469%	9/26/19	2,400	2,386
2	DBS Bank Ltd.	2.329%	10/24/19	1,000	993
2	DBS Bank Ltd.	2.593%	11/1/19	1,000	991
2	DBS Bank Ltd.	2.552%	11/15/19	2,000	1,981
2	DBS Bank Ltd.	2.511%	11/18/19	500	495
2	DBS Bank Ltd.	2.533%	11/26/19	1,000	990
2	DNB Bank ASA	2.565%	8/5/19	350	349
2	DNB Bank ASA	2.443%	8/19/19	1,830	1,824
2	DNB Bank ASA	2.441%	10/9/19	6,000	5,960
2,3	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.550%	10/3/19	7,000	7,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.512%	10/8/19	6,000	6,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.501%	11/14/19	3,000	3,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.503%	2/21/20	2,000	2,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.561%	2/4/20	3,000	3,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.541%	2/13/20	1,000	1,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.591%	2/6/20	4,300	4,301
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.300%	2.694%	8/16/19	1,000	1,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.330%	2.751%	9/6/19	3,000	3,000
2	Nederlandse Waterschapsbank NV	2.381%	7/2/19	10,000	9,999
2	Nederlandse Waterschapsbank NV	2.411%–2.421%	7/8/19	9,000	8,996
2	Nederlandse Waterschapsbank NV	2.334%	9/18/19	1,000	995
2	NRW Bank	2.381%	7/1/19	4,500	4,500
2	NRW Bank	2.411%	7/3/19	2,000	2,000
2	NRW Bank	2.542%	7/11/19	4,000	3,997
2	NRW Bank	2.551%	7/16/19	1,000	999
2	NRW Bank	2.551%	7/17/19	500	499
2	NRW Bank	2.546%	7/23/19	2,000	1,997
2	NRW Bank	2.546%	7/24/19	2,000	1,997
2	NRW Bank	2.551%	7/25/19	5,000	4,991
2	NRW Bank	2.557%	7/30/19	2,000	1,996
2	NRW Bank	2.492%	8/20/19	1,500	1,495
2	NRW Bank	2.476%	8/23/19	1,000	996
2	NRW Bank	2.487%	8/26/19	500	498
2	NRW Bank	2.477%	8/27/19	2,000	1,992
2	NRW Bank	2.487%	8/29/19	1,000	996
2	NRW Bank	2.481%	9/3/19	2,000	1,991
2	NRW Bank	2.482%	9/4/19	2,000	1,991
2	NRW Bank	2.426%	9/9/19	3,000	2,986
2	NRW Bank	2.343%	9/13/19	2,000	1,990
2	NRW Bank	2.349%	9/16/19	500	497
2	NRW Bank	2.334%	9/17/19	1,000	995
2	NRW Bank	2.344%	9/18/19	1,000	995
	Royal Bank of Canada	2.625%	8/23/19	950	946
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.581%	4/14/20	6,000	6,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.562%	6/17/20	5,000	5,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.320%	2.760%	8/2/19	4,000	4,000
2	Skandinaviska Enskilda Banken AB	2.342%	9/5/19	500	498
2	Skandinaviska Enskilda Banken AB	2.329%	9/20/19	3,000	2,984
2	Societe Generale SA	2.341%	7/2/19	1,000	1,000
2	Sumitomo Mitsui Banking Corp.	2.568%	8/13/19	670	668
2	Svenska Handelsbanken AB	2.584%	9/26/19	2,000	1,988
2	Toronto-Dominion Bank	2.658%	10/18/19	620	615
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.483%	12/20/19	5,000	5,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.120%	2.541%	12/6/19	6,000	6,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.622%	8/9/19	7,000	7,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.622%	9/10/19	4,000	4,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.788%	11/7/19	3,000	3,000
2	Westpac Banking Corp.	2.568%	11/4/19	2,750	2,726
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.571%	6/5/20	1,000	1,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.611%	9/13/19	3,250	3,250
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.600%	9/19/19	4,488	4,489
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.702%	10/28/19	6,000	6,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.702%	10/31/19	4,000	4,003
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.732%	11/8/19	5,000	5,000
					267,451
Foreign Governments (10.5%)
	BNG Bank NV	2.371%	7/2/19	8,500	8,499
	BNG Bank NV	2.371%	7/3/19	4,000	4,000
2	CDP Financial Inc.	2.387%	9/24/19	2,448	2,434
2	CDP Financial Inc.	2.358%	10/1/19	250	249
2	CDP Financial Inc.	2.540%	11/5/19	2,000	1,982
4	CPPIB Capital Inc.	2.537%	7/10/19	1,000	999
4	CPPIB Capital Inc.	2.573%	9/3/19	1,000	996
4	CPPIB Capital Inc.	2.578%	9/4/19	1,000	995
4	CPPIB Capital Inc.	2.492%	12/5/19	15,000	14,839
	Export Development Canada	2.540%	7/19/19	1,000	999
	Export Development Canada	2.559%	7/22/19	5,000	4,993
	Export Development Canada	2.531%	7/31/19	500	499
	Export Development Canada	2.549%	9/23/19	3,500	3,479
	Export Development Canada	2.569%	10/15/19	5,350	5,310
	Export Development Canada	2.529%	10/29/19	1,000	992
	Export Development Canada	2.346%	11/29/19	1,000	990
2	Hydro-Quebec	2.525%	8/1/19	1,000	998
2	Hydro-Quebec	2.549%	9/19/19	1,000	994
4	Omers Finance Trust	2.566%	7/25/19	1,750	1,747
4	Ontario Teachers’ Finance Trust	2.655%	8/8/19	250	249
4	Ontario Teachers’ Finance Trust	2.584%	8/22/19	7,317	7,290
4	Ontario Teachers’ Finance Trust	2.562%	9/5/19	5,000	4,977
4	Ontario Teachers’ Finance Trust	2.520%	11/4/19	500	496
2	Province of Alberta	2.573%	10/7/19	1,000	993
2	Province of Alberta	2.542%	11/5/19	724	718
2	Province of Alberta	2.378%	12/5/19	500	495
	Province of British Columbia	2.371%	7/3/19	30,000	29,996
	Province of British Columbia	2.321%	7/10/19	5,000	4,997
	Province of Ontario	2.516%	8/14/19	620	618
2	Province of Quebec	2.527%	8/12/19	8,000	7,977
4	PSP Capital Inc.	2.566%	7/23/19	5,000	4,992
4	PSP Capital Inc.	2.496%	8/19/19	500	498
4	PSP Capital Inc.	2.498%	9/3/19	1,500	1,493
4	PSP Capital Inc.	2.344%	9/17/19	1,000	995
4	PSP Capital Inc.	2.344%	9/19/19	1,000	995
4	PSP Capital Inc.	2.481%	10/1/19	500	497
4	PSP Capital Inc.	2.527%	10/15/19	500	496
3,4	PSP Capital Inc., 3M USD LIBOR - 0.100%	2.510%	8/30/19	1,200	1,200
2	State of the Netherlands	2.401%	7/3/19	3,000	3,000
					128,966

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Foreign Industrial (4.0%)
2	BASF SE	2.292%	9/23/19	7,000	6,963
2	John Deere Canada ULC	2.479%	7/10/19	1,000	999
2	John Deere Canada ULC	2.554%	7/17/19	500	499
2	John Deere Canada ULC	2.481%	7/24/19	500	499
2	Nestle Capital Corp.	2.573%	9/23/19	2,000	1,988
2	Nestle Capital Corp.	2.589%	10/23/19	4,000	3,968
2	Nestle Capital Corp.	2.589%	10/31/19	2,000	1,983
2	Nestle Capital Corp.	2.589%	11/6/19	3,000	2,973
	Nestle Finance International Ltd.	2.574%	8/13/19	500	498
	Nestle Finance International Ltd.	2.589%	11/4/19	1,000	991
	Nestle Finance International Ltd.	2.588%	11/7/19	1,000	991
2	Roche Holdings Inc.	2.321%	7/2/19	5,000	5,000
2	Total Capital Canada Ltd.	2.391%–2.525%	7/2/19	3,000	3,000
2	Total Capital Canada Ltd.	2.526%	7/3/19	500	500
2	Total Capital Canada Ltd.	2.526%	7/23/19	1,000	998
2	Total Capital Canada Ltd.	2.526%	7/24/19	2,000	1,997
2	Total Capital Canada Ltd.	2.536%	7/30/19	1,500	1,497
2	Total Capital Canada Ltd.	2.526%	8/1/19	4,000	3,991
2	Total Capital SA	2.391%	7/1/19	6,000	6,000
2	Total Capital SA	2.461%	8/7/19	2,500	2,494
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.542%	12/9/19	500	500
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.561%	12/27/19	1,000	1,000
					49,329
Industrial (5.5%)
2	Apple Inc.	2.586%	7/1/19	1,000	1,000
2	Apple Inc.	2.583%	7/8/19	1,500	1,499
2	Apple Inc.	2.539%	7/22/19	300	300
2	Apple Inc.	2.570%	8/5/19	500	499
2	Apple Inc.	2.420%	10/3/19	5,470	5,436
2	Apple Inc.	2.554%–2.565%	10/7/19	5,800	5,760
2	Chevron Corp.	2.323%	9/13/19	1,000	995
2	Colgate-Palmolive Co.	2.351%	7/5/19	1,000	1,000
	Exxon Mobil Corp.	2.351%	7/8/19	4,000	3,998
	Exxon Mobil Corp.	2.551%	7/12/19	3,000	2,998
	Exxon Mobil Corp.	2.541%	7/26/19	1,000	998
	Exxon Mobil Corp.	2.542%	7/31/19	1,000	998
	Exxon Mobil Corp.	2.424%	8/28/19	7,000	6,973
	Exxon Mobil Corp.	2.424%	8/29/19	2,000	1,992
	Exxon Mobil Corp.	2.353%	9/5/19	1,000	996
	Exxon Mobil Corp.	2.367%	9/26/19	2,000	1,989
	Exxon Mobil Corp.	2.367%	9/27/19	3,000	2,983
	Exxon Mobil Corp.	2.317%	10/11/19	4,000	3,974
2	Henkel of America Inc.	2.547%–2.597%	7/11/19	13,610	13,600
2	Henkel of America Inc.	2.536%	7/15/19	250	250
2	Henkel of America Inc.	2.536%	7/16/19	250	250
2	Henkel of America Inc.	2.568%	7/19/19	500	499
2	Henkel of America Inc.	2.537%	8/9/19	250	249
2	Henkel of America Inc.	2.537%	8/12/19	750	748
2	Henkel of America Inc.	2.526%	8/13/19	500	498
2	Henkel of America Inc.	2.415%	9/6/19	1,000	995
2	Pfizer Inc.	2.563%	7/8/19	1,900	1,899
2	Pfizer Inc.	2.333%	9/9/19	1,000	995
2	Pfizer Inc.	2.333%	9/11/19	2,000	1,991
2	The Coca-Cola Co.	2.545%	7/19/19	650	649
2	The Coca-Cola Co.	2.547%	7/29/19	700	699
					67,710
Total Commercial Paper (Cost $550,137)					550,137
Certificates of Deposit (29.2%)
Domestic Banks (6.0%)
	Citibank NA	2.550%	8/22/19	2,000	2,000
	Citibank NA	2.550%	8/23/19	1,000	1,000
	Citibank NA	2.620%	9/12/19	6,000	6,000
	Citibank NA	2.570%	10/21/19	2,000	2,000
	Citibank NA	2.560%	11/1/19	4,000	4,000
	HSBC Bank USA NA	2.330%	7/1/19	6,000	6,000
	HSBC Bank USA NA	2.590%	10/2/19	5,000	5,001
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.532%	10/29/19	2,000	2,000
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.532%	10/30/19	500	500
	State Street Bank & Trust Co.	2.480%	8/16/19	6,000	6,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.511%	9/13/19	5,000	5,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.483%	9/20/19	5,000	5,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.531%	10/4/19	6,000	6,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.511%	12/6/19	2,000	2,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.492%	12/27/19	1,000	1,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.494%	12/27/19	1,000	1,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.511%	9/13/19	3,000	3,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.502%	9/30/19	1,500	1,500
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.512%	11/8/19	3,000	3,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.494%	11/15/19	2,000	2,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.542%	8/12/19	7,000	7,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.542%	8/14/19	3,000	3,000
					74,001
Yankee Certificates of Deposit (23.2%)
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.674%	8/15/19	500	500
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.670%	8/19/19	1,000	1,000
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.704%	11/15/19	1,000	1,000
	Bank of Montreal (Chicago Branch)	2.550%	7/17/19	2,000	2,000
	Bank of Montreal (Chicago Branch)	2.580%	8/9/19	2,000	2,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.518%	10/7/19	3,000	3,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.512%	10/8/19	1,500	1,500
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.494%	10/17/19	1,000	1,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.504%	10/22/19	3,000	3,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.514%	1/27/20	5,000	5,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.340%	2.744%	7/24/19	6,000	6,000
	Bank of Nova Scotia (Houston Branch)	2.820%	9/20/19	2,000	2,001
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.250%	2.662%	7/9/19	2,000	2,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.270%	2.682%	8/9/19	2,500	2,500
	BNP Paribas SA (New York Branch)	2.330%	7/5/19	24,000	24,000
	Canadian Imperial Bank of Commerce (New York Branch)	2.550%	10/1/19	2,000	2,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.530%	10/1/19	6,000	6,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.550%	11/5/19	2,000	2,000

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.524%	11/25/19	4,500	4,500
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.522%	11/26/19	1,000	1,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.250%	2.663%	8/12/19	2,500	2,500
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.330%	2.742%	7/8/19	1,000	1,000
	Commonwealth Bank of Australia (New York Branch)	2.420%	9/6/19	2,000	2,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.540%	9/3/19	500	500
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	2.583%	6/9/20	3,000	3,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.320%	2.724%	7/24/19	1,000	1,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.080%	2.470%	12/19/19	2,000	2,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.090%	2.511%	12/6/19	2,000	2,000
	Credit Suisse AG (New York Branch)	2.540%	7/29/19	5,000	5,000
	Credit Suisse AG (New York Branch)	2.540%	8/2/19	6,000	6,000
	Credit Suisse AG (New York Branch)	2.300%	10/1/19	10,000	10,000
	DNB Bank ASA (New York Branch)	2.360%	7/5/19	17,000	17,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.491%	11/14/19	5,000	5,000
	KBC Bank NV (New York Branch)	2.350%	7/3/19	5,000	5,000
	MUFG Bank Ltd. (New York Branch)	2.900%	8/9/19	500	500
	MUFG Bank Ltd. (New York Branch)	2.570%	8/15/19	2,000	2,000
	MUFG Bank Ltd. (New York Branch)	2.570%	8/20/19	2,000	2,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/19/19	2,000	2,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	1,000	1,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	1,000	1,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	1,000	1,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/25/19	2,000	2,000
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	1,000	1,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/30/19	5,000	5,000
3	MUFG Bank Ltd. (New York Branch), 1M USD LIBOR + 0.330%	2.724%	8/15/19	2,900	2,901
	Nordea Bank ABP (New York Branch)	2.330%	7/1/19	3,000	3,000
	Nordea Bank ABP (New York Branch)	2.330%	7/5/19	8,000	8,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.521%	9/6/19	3,000	3,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.531%	10/4/19	6,000	6,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.622%	9/11/19	5,000	5,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.651%	10/4/19	5,000	5,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.330%	7/1/19	18,000	18,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.330%	7/3/19	5,000	5,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.330%	7/5/19	4,000	4,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.280%	2.720%	7/1/19	3,000	3,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	7/15/19	3,000	3,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/9/19	5,000	5,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/23/19	3,000	3,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	5,000	5,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.540%	9/3/19	6,000	6,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.512%	9/11/19	1,000	1,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.483%	12/20/19	3,000	3,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.502%	12/30/19	2,000	2,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.561%	6/15/20	1,500	1,500
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.543%	6/19/20	5,000	5,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	2.614%	7/15/19	5,000	5,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.300%	2.721%	8/6/19	3,000	3,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.736%	11/13/19	5,000	5,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.370%	2.791%	12/6/19	4,000	4,004
3	Swedbank AB (New York Branch), 1M USD LIBOR + 0.190%	2.602%	7/11/19	4,000	4,000
3	Swedbank AB (New York Branch), 1M USD LIBOR + 0.240%	2.652%	7/10/19	1,500	1,500
3	Swedbank AB (New York Branch), 1M USD LIBOR + 0.290%	2.694%	7/25/19	2,500	2,500
	Toronto-Dominion Bank (New York Branch)	2.700%	8/2/19	1,250	1,250
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	4,000	4,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.320%	2.733%	7/12/19	4,500	4,500
3	Westpac Banking Corp. (New York Branch), 3M USD LIBOR + 0.040%	2.616%	2/3/20	1,100	1,100
					284,756
Total Certificates of Deposit (Cost $358,757)					358,757
Other Notes (1.2%)
	Bank of America NA	2.790%	7/3/19	1,000	1,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.530%	10/1/19	2,000	2,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.530%	10/2/19	2,000	2,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.540%	11/1/19	1,000	1,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.530%	11/5/19	1,000	1,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.513%	11/12/19	1,000	1,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.522%	12/9/19	2,000	2,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.522%	1/10/20	2,000	2,000
3	Bank of America NA, 1M USD LIBOR + 0.130%	2.531%	8/14/19	3,200	3,200
Total Other Notes (Cost $15,200)					15,200

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (1.9%)
5	New York State Housing Finance Agency Housing Revenue VRDO	2.400%	7/5/19	11,000	11,000
5	Traer Creek CO Metropolitan District Revenue VRDO	2.450%	7/5/19	12,626	12,626
Total Taxable Municipal Bonds (Cost $23,626)					23,626
Total Investments (102.7%) (Cost $1,261,798)					1,261,798

Amount
($000)
Other Assets and Liabilities (-2.7%)
Other Assets
Investment in Vanguard	61
Receivables for Accrued Income	1,019
Receivables for Capital Shares Issued	2,057
Other Assets	1
Total Other Assets	3,138
Liabilities
Payables for Investment Securities Purchased	(34,954)
Payables for Capital Shares Redeemed	(1,334)
Payables to Vanguard	(85)
Total Liabilities	(36,373)
Net Assets (100%)
Applicable to 1,228,092,546 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,228,563
Net Asset Value per Share	$1.00

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in-Capital	1,228,492
Total Distributable Earnings (Loss)	71
Net Assets	1,228,563

•    See Note A in Notes to Financial Statements.

*     The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities was $373,492,000, representing 30.4% of net assets.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $47,992,000, representing 3.9% of net assets.

5   Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest	15,688
Total Income	15,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative	804
Marketing and Distribution	65
Custodian Fees	8
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Total Expenses	903
Net Investment Income	14,785
Realized Net Gain (Loss) on Investment Securities Sold	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,780

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,785	20,856
Realized Net Gain (Loss)	(5)	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,780	20,841
Distributions
Net Investment Income	(14,814)	(20,856)
Realized Capital Gain	—	—
Total Distributions	(14,814)	(20,856)
Capital Share Transactions (at $1.00 per share)
Issued	202,562	526,395
Issued in Lieu of Cash Distributions	14,814	20,856
Redeemed	(206,497)	(290,715)
Net Increase (Decrease) from Capital Share Transactions	10,879	256,536
Total Increase (Decrease)	10,845	256,521
Net Assets
Beginning of Period	1,217,718	961,197
End of Period	1,228,563	1,217,718

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012	1.020	1.010	1.005	.001	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.020	.010	.005	.001	.001
Distributions
Dividends from Net Investment Income	(.012)	(.020)	(.010)	(.005)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.020)	(.010)	(.005)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.23%	1.97%	1.01%	0.48%	0.15%	0.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,229	$1,218	$961	$965	$1,217	$1,197
Ratio of Total Expenses to Average Net Assets[2]	0.15%	0.15%	0.16%	0.16%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.46%	1.97%	1.00%	0.46%	0.15%	0.10%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. For the six months ended June 30, 2019, and the years ended December 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Notes to Financial Statements

The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. The portfolio invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $61,000, representing 0.00% of the portfolio’s net assets and 0.02% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

Money Market Portfolio

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,261,798
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.   At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 88% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

F.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Money Market Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Real Estate Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Real Estate Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,192.44	$1.41
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Real Estate Index Portfolio

Subindustry Diversification

As of June 30, 2019

Diversified REITs	4.9%
Health Care REITs	9.6
Hotel & Resort REITs	4.5
Industrial REITs	7.8
Office REITs	9.3
Residential REITs	14.4
Retail REITs	12.9
Specialized REITs	33.1
Real Estate Management and Development	3.5

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.3%)[1]
Diversified REITs (4.9%)
WP Carey Inc.	161,230	13,089
VEREIT Inc.	942,282	8,490
Liberty Property Trust	143,645	7,188
STORE Capital Corp.	197,296	6,548
PS Business Parks Inc.	19,981	3,367
Colony Capital Inc.	452,194	2,261
American Assets Trust Inc.	47,447	2,236
Empire State Realty Trust Inc.	143,713	2,128
Washington REIT	77,355	2,068
Lexington Realty Trust	204,639	1,926
Global Net Lease Inc.	81,149	1,592
Alexander & Baldwin Inc.	66,218	1,530
Essential Properties Realty Trust Inc.	46,133	924
iStar Inc.	65,453	813
Armada Hoffler Properties Inc.	48,089	796
Gladstone Commercial Corp.	28,273	600
One Liberty Properties Inc.	13,817	400
§ Winthrop Realty Trust	32,397	35
		55,991
Health Care REITs (9.6%)
Welltower Inc.	375,948	30,651
Ventas Inc.	346,759	23,701
HCP Inc.	464,525	14,856
Omega Healthcare Investors Inc.	209,339	7,693
Medical Properties Trust Inc.	360,768	6,292
Healthcare Trust of America Inc. Class A	199,891	5,483
Healthcare Realty Trust Inc.	122,163	3,826
Sabra Health Care REIT Inc.	174,338	3,433
National Health Investors Inc.	41,826	3,264
Physicians Realty Trust	178,597	3,115
CareTrust REIT Inc.	87,216	2,074
Senior Housing Properties Trust	230,719	1,908
LTC Properties Inc.	38,376	1,752
Universal Health Realty Income Trust	12,708	1,079
Community Healthcare Trust Inc.	17,353	684
New Senior Investment Group Inc.	80,535	541
		110,352
Hotel & Resort REITs (4.5%)
Host Hotels & Resorts Inc.	720,313	13,124
Park Hotels & Resorts Inc.	196,696	5,421
Hospitality Properties Trust	160,703	4,017
Ryman Hospitality Properties Inc.	47,541	3,855
Pebblebrook Hotel Trust	127,079	3,581
Apple Hospitality REIT Inc.	206,253	3,271
Sunstone Hotel Investors Inc.	221,371	3,035
RLJ Lodging Trust	170,166	3,019
MGM Growth Properties LLC Class A	88,554	2,714
Xenia Hotels & Resorts Inc.	109,237	2,278
DiamondRock Hospitality Co.	197,239	2,039
Chesapeake Lodging Trust	59,669	1,696
Summit Hotel Properties Inc.	101,743	1,167
Chatham Lodging Trust	45,042	850
Hersha Hospitality Trust Class A	36,250	600
CorePoint Lodging Inc.	40,244	499
Ashford Hospitality Trust Inc.	94,335	280
Braemar Hotels & Resorts Inc.	26,792	265
		51,711
Industrial REITs (7.9%)
Prologis Inc.	613,790	49,165
Duke Realty Corp.	349,446	11,046
Americold Realty Trust	170,554	5,529
First Industrial Realty Trust Inc.	123,307	4,530
EastGroup Properties Inc.	35,572	4,126
Rexford Industrial Realty Inc.	94,331	3,808
STAG Industrial Inc.	110,085	3,329
Terreno Realty Corp.	59,606	2,923
Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,021	1,691
Industrial Logistics Properties Trust	63,853	1,329
Monmouth Real Estate Investment Corp.	85,069	1,153
^ Innovative Industrial Properties Inc.	9,071	1,121
		89,750
Office REITs (9.3%)
Boston Properties Inc.	150,262	19,384
Alexandria Real Estate Equities Inc.	109,626	15,467
Vornado Realty Trust	166,861	10,696
Kilroy Realty Corp.	98,187	7,247
SL Green Realty Corp.	81,528	6,552
Douglas Emmett Inc.	157,311	6,267
Cousins Properties Inc.	141,513	5,118
Hudson Pacific Properties Inc.	150,472	5,006
JBG SMITH Properties	113,215	4,454
Highwoods Properties Inc.	100,538	4,152
Equity Commonwealth	117,948	3,836
Corporate Office Properties Trust	107,414	2,832
Paramount Group Inc.	180,778	2,533
Brandywine Realty Trust	171,814	2,460
Piedmont Office Realty Trust Inc. Class A	121,012	2,412
Columbia Property Trust Inc.	113,031	2,344
Mack-Cali Realty Corp.	87,373	2,035
Office Properties Income Trust	46,595	1,224
Easterly Government Properties Inc.	58,950	1,068
Franklin Street Properties Corp.	104,158	769
NorthStar Realty Europe Corp.	38,516	633
City Office REIT Inc.	38,414	461
		106,950
Residential REITs (14.3%)
AvalonBay Communities Inc.	134,644	27,357
Equity Residential	359,486	27,292
Essex Property Trust Inc.	63,875	18,647
Mid-America Apartment Communities Inc.	110,613	13,026
UDR Inc.	267,958	12,029
Invitation Homes Inc.	433,362	11,584
Sun Communities Inc.	83,954	10,762
Equity LifeStyle Properties Inc.	83,020	10,074
Camden Property Trust	93,877	9,800
Apartment Investment & Management Co.	143,377	7,186
American Homes 4 Rent Class A	259,257	6,302
American Campus Communities Inc.	133,214	6,149
Independence Realty Trust Inc.	85,825	993
NexPoint Residential Trust Inc.	18,096	749
Investors Real Estate Trust	11,349	666
Preferred Apartment Communities Inc. Class A	40,485	605
Front Yard Residential Corp.	49,478	604
UMH Properties Inc.	32,304	401
		164,226
Retail REITs (12.8%)
Simon Property Group Inc.	300,796	48,055
Realty Income Corp.	295,661	20,392
Regency Centers Corp.	162,920	10,873
Federal Realty Investment Trust	72,543	9,341
National Retail Properties Inc.	157,358	8,342
Kimco Realty Corp.	410,260	7,582
Brixmor Property Group Inc.	290,921	5,202

Real Estate Index Portfolio

			Market
			Value•
		Shares	($000)
	Macerich Co.	110,241	3,692
	Spirit Realty Capital Inc.	84,016	3,584
	Weingarten Realty Investors	119,836	3,286
	Retail Properties of America Inc.	208,498	2,452
	Taubman Centers Inc.	59,678	2,437
	Agree Realty Corp.	36,618	2,345
	Acadia Realty Trust	79,046	2,163
	Urban Edge Properties	110,518	1,915
	Retail Opportunity Investments Corp.	110,479	1,892
	SITE Centers Corp.	142,305	1,884
	Tanger Factory Outlet Centers Inc.	90,768	1,471
^	Seritage Growth Properties Class A	32,803	1,409
	Kite Realty Group Trust	81,404	1,232
	Getty Realty Corp.	33,233	1,022
	RPT Realty	77,441	938
	Alexander’s Inc.	2,206	817
	American Finance Trust Inc.	69,855	761
	Saul Centers Inc.	13,177	740
^	Washington Prime Group Inc.	180,008	688
	Urstadt Biddle Properties Inc. Class A	28,850	606
	Retail Value Inc.	14,360	500
	Whitestone REIT	34,725	441
^	Pennsylvania REIT	64,996	422
	Spirit MTA REIT	42,040	351
	Cedar Realty Trust Inc.	85,440	226
			147,061
	Specialized REITs (33.0%)
	American Tower Corp.	429,203	87,751
	Crown Castle International Corp.	404,464	52,722
	Equinix Inc.	78,597	39,636
	Public Storage	152,740	36,378
*	SBA Communications Corp. Class A	109,466	24,612
	Digital Realty Trust Inc.	202,370	23,837
	Weyerhaeuser Co.	726,356	19,132
	Extra Space Storage Inc.	123,725	13,127
	Iron Mountain Inc.	279,443	8,747
	VICI Properties Inc.	393,617	8,675
	Gaming and Leisure Properties Inc.	198,802	7,749
	Lamar Advertising Co. Class A	82,936	6,694
	CubeSmart	182,368	6,098
	CyrusOne Inc.	105,304	6,078
	EPR Properties	72,260	5,390
	Life Storage Inc.	45,352	4,312
	CoreSite Realty Corp.	35,808	4,124
	Rayonier Inc.	126,058	3,820
	Outfront Media Inc.	137,182	3,538
	PotlatchDeltic Corp.	66,430	2,589
	QTS Realty Trust Inc. Class A	53,845	2,487
	GEO Group Inc.	117,754	2,474
	CoreCivic Inc.	114,933	2,386
	Four Corners Property Trust Inc.	67,161	1,836
	Uniti Group Inc.	173,167	1,645
	National Storage Affiliates Trust	55,470	1,605
	CatchMark Timber Trust Inc. Class A	47,483	496
^	CorEnergy Infrastructure Trust Inc.	12,222	485
	Jernigan Capital Inc.	19,538	401
			378,824
	Total Equity Real Estate Investment Trusts (REITs) (Cost $1,063,741)		1,104,865
	Real Estate Management & Development (3.5%)[1]
*	CBRE Group Inc. Class A	314,875	16,153
	Jones Lang LaSalle Inc.	44,370	6,242
*	Howard Hughes Corp.	39,740	4,921
	Kennedy-Wilson Holdings Inc.	124,123	2,553
*	Cushman & Wakefield plc	94,182	1,684
	HFF Inc. Class A	35,905	1,633
*	Redfin Corp.	69,985	1,258
	Newmark Group Inc. Class A	127,278	1,143
	Realogy Holdings Corp.	109,531	793
*	Marcus & Millichap Inc.	22,281	687
*	St. Joe Co.	34,711	600
	RMR Group Inc. Class A	11,723	551
	RE/MAX Holdings Inc. Class A	17,055	525
*	FRP Holdings Inc.	7,270	405
*	Five Point Holdings LLC Class A	48,338	364
*	Tejon Ranch Co.	20,646	343
*	Forestar Group Inc.	10,019	196
^,*	eXp World Holdings Inc.	16,105	179
*	Altisource Portfolio Solutions SA	6,930	136
	Total Real Estate Management & Development (Cost $42,224)		40,366
	Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund, 2.499%	43,707	4,372

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.135%, 11/14/19	100	99
	Total Temporary Cash Investments (Cost $4,471)		4,471
	Total Investments (100.2%) (Cost $1,110,436)		1,149,702

			Amount
			($000)
	Other Assets and Liabilities (-0.2%)
	Other Assets
	Investment in Vanguard		56
	Receivables for Investment Securities Sold		57
	Receivables for Accrued Income		4,180
	Receivables for Capital Shares Issued		588
	Variation Margin Receivable—Futures Contracts		10
	Total Other Assets		4,891
	Liabilities
	Payables for Investment Securities Purchased		(4,395)
	Collateral for Securities on Loan		(1,478)
	Payables for Capital Shares Redeemed		(427)
	Payables to Vanguard		(513)
	Total Liabilities		(6,813)
	Net Assets (100%)
	Applicable to 90,219,739 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,147,780
	Net Asset Value Per Share		$12.72

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,090,256
Total Distributable Earnings (Loss)	57,524
Net Assets	1,147,780

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,440,000.

*     Non-income-producing security.

1   The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $1,478,000 of collateral received for securities on loan.

4   Securities with a value of $99,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Real Estate Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Dow Jones U.S. Real Estate Index	September 2019	65		2,251	(36)

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	17,483
Interest[1]	17
Securities Lending—Net	24
Total Income	17,524
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative	1,217
Marketing and Distribution	48
Custodian Fees	12
Shareholders’ Reports	7
Trustees’ Fees and Expenses	—
Total Expenses	1,418
Net Investment Income	16,106
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,860
Futures Contracts	237
Capital Gain Distributions Received	2,164
Realized Net Gain (Loss)	5,261
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	163,827
Futures Contracts	97
Change in Unrealized Appreciation (Depreciation)	163,924
Net Increase (Decrease) in Net Assets Resulting from Operations	185,291

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $14,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,106	30,686
Realized Net Gain (Loss)	5,261	53,322
Change in Unrealized Appreciation (Depreciation)	163,924	(141,621)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,291	(57,613)
Distributions
Net Investment Income	(30,595)	(30,725)
Realized Capital Gain[1]	(55,292)	(37,675)
Total Distributions	(85,887)	(68,400)
Capital Share Transactions
Issued	74,912	145,927
Issued in Lieu of Cash Distributions	85,887	68,400
Redeemed	(77,492)	(200,093)
Net Increase (Decrease) from Capital Share Transactions	83,307	14,234
Total Increase (Decrease)	182,711	(111,779)
Net Assets
Beginning of Period	965,069	1,076,848
End of Period	1,147,780	965,069

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $6,455,000 and $441,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.57	$13.14	$13.48	$13.77	$14.17	$11.87
Investment Operations
Net Investment Income	.185[1]	.367[1]	.375[1]	.346	.358	.307
Net Realized and Unrealized Gain (Loss) on Investments	1.998	(1.084)	.220	.734	(.032)	3.061
Total from Investment Operations	2.183	(.717)	.595	1.080	.326	3.368
Distributions
Dividends from Net Investment Income	(.368)	(.383)	(.336)	(.375)	(.251)	(.367)
Distributions from Realized Capital Gains	(.665)	(.470)	(.599)	(.995)	(.475)	(.701)
Total Distributions	(1.033)	(.853)	(.935)	(1.370)	(.726)	(1.068)
Net Asset Value, End of Period	$12.72	$11.57	$13.14	$13.48	$13.77	$14.17

Total Return	19.24%	-5.35%	4.78%	8.36%	2.22%	30.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,148	$965	$1,077	$1,093	$990	$1,009
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.04%	2.87%	2.55%	2.60%	3.96%
Portfolio Turnover Rate	9%	35%	10%	14%	21%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Notes to Financial Statements

The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of

Real Estate Index Portfolio

prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security typically reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $56,000, representing 0.00% of the portfolio’s net assets and 0.02% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Real Estate Index Portfolio

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,145,196	—	35
Temporary Cash Investments	4,372	99	—
Futures Contracts—Assets[1]	10	—	—
Total	1,149,578	99	35

1   Represents variation margin on the last day of the reporting period.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,110,436
Gross Unrealized Appreciation	171,791
Gross Unrealized Depreciation	(132,561)
Net Unrealized Appreciation (Depreciation)	39,230

E.   During the six months ended June 30, 2019, the portfolio purchased $63,621,000 of investment securities and sold $47,710,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	5,929	12,072
Issued in Lieu of Cash Distributions	7,040	6,005
Redeemed	(6,137)	(16,621)
Net Increase (Decrease) in Shares Outstanding	6,832	1,456

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Real Estate Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Short-Term Investment-Grade Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Short-Term Investment-Grade Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,040.36	$0.71
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Investment-Grade Portfolio

Sector Diversification

As of June 30, 2019

Asset-Backed/Commercial Mortgage-Backed	23.8%
Finance	26.4
Foreign	5.2
Government Mortgage-Backed	0.5
Industrial	27.4
Treasury/Agency	12.2
Utilities	4.4
Other	0.1

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Investment-Grade Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (11.4%)
U.S. Government Securities (11.1%)
	United States Treasury Note/Bond	2.250%	2/15/21	41	41
	United States Treasury Note/Bond	2.375%	4/15/21	40,750	41,158
[1]	United States Treasury Note/Bond	2.625%	7/15/21	30,000	30,511
	United States Treasury Note/Bond	2.125%	8/15/21	41,000	41,295
	United States Treasury Note/Bond	2.125%	9/30/21	24,000	24,195
2	United States Treasury Note/Bond	2.000%	7/31/22	62,800	63,290
	United States Treasury Note/Bond	2.500%	3/31/23	215	221
	United States Treasury Note/Bond	2.625%	6/30/23	1,600	1,654
	United States Treasury Note/Bond	2.875%	8/15/28	400	430
					202,795
Conventional Mortgage-Backed Securities (0.1%)
3,4,5	Fannie Mae Pool	4.000%	5/1/49–8/1/49	995	1,028
3,5	UMBS TBA	4.000%	7/1/49	1,367	1,413
					2,441
Nonconventional Mortgage-Backed Securities (0.2%)
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.000%	4.545%	12/1/32	5	5
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.210%	4.731%	5/1/33	33	35
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.125%	4.527%	6/1/33	24	25
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.185%	4.435%	7/1/32	3	3
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.535%	8/1/33	33	36
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.643%	7/1/33	77	79
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.796%	5/1/33	7	7
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.702%	4.827%	2/1/37	10	11
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.500%	9/1/32	5	5
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.760%	4.703%	8/1/37	10	10
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.535%	8/1/33	9	9
†,3,4	Fannie Mae REMICS, 6.050% - 1M USD LIBOR	3.646%	3/25/46	1,775	323
†,3,4	Fannie Mae REMICS, 6.150% - 1M USD LIBOR	3.746%	5/25/47	2,478	395
†,3,4	Fannie Mae REMICS, 6.200% - 1M USD LIBOR	3.796%	10/25/47	1,622	291
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.254%	4.629%	9/1/32	1	1
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.500%	8/1/37	30	32
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.815%	10/1/32	6	7
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.000%	1/1/33	5	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.086%	2/1/33	6	6
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.643%	9/1/32	17	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.711%	8/1/33	12	12
†,3,4	Freddie Mac REMICS, 6.150% - 1M USD LIBOR	3.756%	1/15/42–1/15/45	1,217	198
†,3,4	Freddie Mac REMICS, 6.200% - 1M USD LIBOR	3.806%	12/15/47	630	118
†,3	Ginnie Mae REMICS, 5.650% - 1M USD LIBOR	3.267%	8/20/45	1,032	171
†,3	Ginnie Mae REMICS, 6.100% - 1M USD LIBOR	3.717%	9/20/46	777	162
†,3	Ginnie Mae REMICS, 6.200% - 1M USD LIBOR	3.817%	10/20/47–12/20/47	3,608	649
					2,613
Total U.S. Government and Agency Obligations (Cost $204,063)					207,849
Asset-Backed/Commercial Mortgage-Backed Securities (23.4%)
3	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	310	310
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,200	2,203
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	594
3	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	240	246
3	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	570	568
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	900	920
3	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	1,320	1,344
3	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	830	847
3,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	276	290
3,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	84
3,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	405	422
3,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	351	365
3,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	169	177
3,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	100	107
3,7	American Tower Trust #1	3.652%	3/23/28	390	408
3,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	428	446
3,7	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	275	294
3	AmeriCredit Automobile Receivables Trust 2016-1	3.590%	2/8/22	200	202
3	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	220	223
3	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	240	241
3	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	700	726
3	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	560	576
3,7	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	280	283
3,7	Applebee’s Funding LLC / IHOP Funding LLC 2019-1	4.194%	6/7/49	150	151
3,7	ARL Second LLC 2014-1A	2.920%	6/15/44	302	304
3,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	480	490
3,7	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	240	265
3,7	Avis Budget Rental Car Funding AESOP LLC 2015-1A	2.500%	7/20/21	360	360
3,7	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	1,120	1,122
3,7	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	100	101
3,7	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	180	183
3,7	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	320	325

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,7	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	160	167
3,7	Avis Budget Rental Car Funding AESOP LLC 2018-1A	4.730%	9/20/24	100	105
3,7	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	650	684
3,7	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	450	461
3,7	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	125	128
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	220	229
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	410	437
3	Banc of America Commercial Mortgage Trust 2015-UBS7	4.506%	9/15/48	40	43
3	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	110	117
3	Banc of America Funding 2006-H Trust	4.398%	9/20/46	190	174
3	BANK 2017 - BNK4	3.625%	5/15/50	250	267
3	BANK 2017 - BNK5	3.390%	6/15/60	275	289
3	BANK 2017 - BNK6	3.254%	7/15/60	330	341
3	BANK 2017 - BNK6	3.518%	7/15/60	440	466
3	BANK 2017 - BNK6	3.741%	7/15/60	80	83
3	BANK 2017 - BNK7	3.435%	9/15/60	410	432
3	BANK 2017 - BNK8	3.488%	11/15/50	860	910
3	BANK 2017 - BNK9	3.538%	11/15/54	500	530
3	BANK 2018 - BN10	3.641%	2/15/61	300	319
3	BANK 2018 - BN10	3.688%	2/15/61	800	859
3	BANK 2018 - BN12	4.255%	5/15/61	140	157
3	BANK 2018 - BN13	4.217%	8/15/61	100	112
3	BANK 2018 - BN14	4.185%	9/15/60	485	532
3	BANK 2018 - BN14	4.231%	9/15/60	920	1,029
3	BANK 2018 - BN15	4.407%	11/15/61	863	978
3	BANK 2019 - BN17	3.623%	4/15/52	164	175
3	BANK 2019 - BN17	3.714%	4/15/52	446	481
3	BANK 2019 - BN18	3.584%	5/15/62	820	875
3	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	1	1
3,6,7	Bank of America Student Loan Trust 2010-1A, 3M USD LIBOR + 0.800%	3.380%	2/25/43	188	189
3	Bear Stearns ARM Trust 2006-4	4.115%	10/25/36	263	243
3	Bear Stearns ARM Trust 2007-3	4.392%	5/25/47	218	205
3	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	100	106
3	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	482
3	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	160	171
3	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	250	267
3	BENCHMARK 2018-B1 Mortgage Trust	4.255%	1/15/51	390	409
3	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,030	1,120
3	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	470	516
3	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	390	435
3	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	669	735
3	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	1,120	1,255
3	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	812	910
3	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	177	189
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	375	375
3	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	160	163
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	400	403
3,6	Brazos Higher Education Authority Inc. Series 2005, 3M USD LIBOR + 0.200%	2.549%	6/25/26	140	139
3,6	Brazos Higher Education Authority Inc. Series 2011, 3M USD LIBOR + 0.800%	3.321%	2/25/30	262	262
3,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	67	67
3,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	131	132
3,7	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	453	463
3,7	California Republic Auto Receivables Trust 2015-4	2.580%	6/15/21	126	126
3	California Republic Auto Receivables Trust 2016-2	1.830%	12/15/21	104	103
3	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	150	150
3	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	70	70
3,7	Canadian Pacer Auto Receivables Trust 2019-1A	2.960%	6/19/24	140	143
3,7	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	148	147
3,7	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	150	149
3,7	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	220	223
3,7	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	180	182
3,7	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	80	82
3	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	127	127
3	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
3	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	140
3	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	80
3,7	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	231	230
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	1,170	1,183
3	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	390	396
3	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,410	1,407
3	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	2,640	2,688
3,7	CARDS II Trust 2018-2A	3.047%	4/17/23	540	542
3	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	107
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	150
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	120
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	100
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	300	300
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	171
3	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	80	80
3	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	80	80
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,910	1,920
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	300	304
3	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	507
3	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	220	221
3	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	144
3	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	206
3	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	210	216
3	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	870	886
3	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	445
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	650	665
3	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	240	250
3	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	210	219
3	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	140	146
3	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	200	209
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	95	96
3	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	40	40
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	710	757
3	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	402

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	465	489
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	165	174
3	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	241	240
3,7	CFCRE Commercial Mortgage Trust 2011-C2	5.939%	12/15/47	390	416
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	502	519
3,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	701	708
3,7	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	1,390	1,408
3	CHL Mortgage Pass-Through Trust 2006-HYB1	4.066%	3/20/36	144	131
3	CHL Mortgage Pass-Through Trust 2007-HYB2	3.963%	2/25/47	166	143
3,7	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%	4/15/21	179	180
3,7	Chrysler Capital Auto Receivables Trust 2015-BA	4.170%	1/16/23	375	377
3,7	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	6/15/22	120	120
3,7	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	630	637
3,7	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	46	46
3,7	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	130	130
3	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,365	2,376
3,7	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	52	54
3	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	156	160
3	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	171	177
3	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	90	97
3	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	550	588
3	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	89	93
3	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,165	1,237
3	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	570	601
3	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	310	326
3	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	130	134
3	Citigroup Commercial Mortgage Trust 2014-GC23	4.593%	7/10/47	153	161
3	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,400	1,459
3	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	1,233	1,301
3	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	170	179
3	Citigroup Commercial Mortgage Trust 2014-GC25	4.678%	10/10/47	20	21
3	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	770	793
3	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	1,295	1,380
3	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	1,340	1,430
3	Citigroup Commercial Mortgage Trust 2015-GC33	4.721%	9/10/58	100	105
3	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,135	1,178
3	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	120	122
3	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	485	512
3	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,020	1,076
3	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	240	255
3	Citigroup Commercial Mortgage Trust 2017-P8	4.412%	9/15/50	240	247
3	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	10	11
3	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	650	721
3	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	1,100	1,246
3	Citigroup Mortgage Loan Trust 2007-AR8	4.509%	7/25/37	106	103
3,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	221	220
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	103
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	499	505
3,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	266
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	268
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	71
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	210	217
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	288
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,125
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	310	320
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	189
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,063
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	1,076	1,155
3	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	110	119
3	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	1,300	1,383
3,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	255
3,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	71
3	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	45	46
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,261
3	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	324	347
3,7	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	250	265
3,7	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	280	276
3,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	216	223
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	338
3,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	467
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	102
3,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	113
3,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	980	1,040
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	53
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	470	506
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	89	89
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	535
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	268
3	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	42
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,209
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	695
3	COMM 2014-CCRE17 Mortgage Trust	4.951%	5/10/47	200	211
3	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	220	230
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	776
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	31
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	976
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,085	1,136
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	498
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	861
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	240	256
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	970	1,036
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	799
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	429
3	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	825	870
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	195	202

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,032	1,063
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,046
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	438
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.500%	8/15/48	240	233
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	968	1,032
3	CSAIL 2016-C5 Commercial Mortgage Trust	4.687%	11/15/48	220	233
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,470	1,537
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	525	546
3	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	820	906
3	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	810	889
3,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	530	535
3,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	420	425
3	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,310	1,488
3	DBJPM 16-C1 Mortgage Trust	3.502%	5/10/49	60	59
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	764
3,6,7	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.090%	11/19/25	500	501
3,7	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	10	10
3,7	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	250	250
3,7	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	1,110	1,122
3	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	1,000	1,025
3,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	1,240	1,258
3,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	300	309
3,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	1,000	1,012
3,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	730	744
7	DNB Boligkreditt AS	2.500%	3/28/22	360	365
3,7	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	672	681
3,7	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	100	101
3,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	80	80
3,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	134	134
3,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	644	651
3,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	477	483
3,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	549
3	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	61
3	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	178	178
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	519	519
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	880	888
3	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	620	635
3	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	1,010	1,014
3	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	1,000	1,010
3	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	545
3	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	510
3	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	495
3	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	660	690
3	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	520	525
3	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	500	515
3,6,7	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	3.204%	10/25/56	377	374
3,7	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	276	283
3,7	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	651	668
3,7	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	560	567
3,7	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	300	303
3,7	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	430	440
3,4,6	Fannie Mae Connecticut Avenue Securities 2016-C04, 1M USD LIBOR + 1.450%	3.854%	1/25/29	37	37
3,4,6,7	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	3.154%	9/25/31	648	649
§,3,4,6,7	Fannie Mae Connecticut Avenue Securities 2019-R04, 1M USD LIBOR + 0.750%	3.154%	6/25/39	730	730
3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	499
3	First Horizon Mortgage Pass-Through Trust 2006-AR3	3.721%	11/25/36	91	81
3	First Horizon Mortgage Pass-Through Trust 2006-AR4	4.722%	1/25/37	187	160
3,6	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.834%	10/16/23	450	451
3,7	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	262	265
3	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	737	736
3	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	220	220
3	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	190	192
3	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	350	353
3	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,110	1,121
3	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	390	397
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	1,240	1,257
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	270	275
3	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	780	792
3,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	580
3,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	140
3	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	295
3	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	135
3,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,502
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	170
3,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	661
3,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,120	1,116
3,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	657
3,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	990
3,7	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	179
3,7	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	372
3,7	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	248
3	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	1,150	1,161
3	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	450	464
3,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,580	2,655
3,7	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	823
3,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	890	932
3,7	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	530	546
3,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	870	908
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	900	920
3	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	350	358
3	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	370	379
3	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	600	601
3	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	1,560	1,558
3	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	2,390	2,425
3	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	1,830	1,880
3	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	1,500	1,527

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	340	349
3	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	260	267
3,4,6	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 2.200%	4.604%	10/25/28	51	51
3,4,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.743%	2/25/48	309	312
3,4,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.818%	5/25/48	273	275
3,4,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI3	4.165%	8/25/48	190	192
3,4,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.460%	11/25/48	249	251
3,4,6,7	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR + 0.700%	3.104%	4/25/49	540	540
3,4,6,7	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR + 0.800%	3.204%	3/25/49	130	130
3,4,6	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR + 2.000%	4.404%	12/25/28	122	123
3	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	295	294
3	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	130	130
3	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	210	210
3	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	130	130
3	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	880	885
3	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	790	796
3	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	160	163
3,7	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	220	220
3,7	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	70	70
3	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	250	259
3	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	250	260
3	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	380	392
3	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	490	500
3	GMACM Mortgage Loan Trust 2005-AR6	4.185%	11/19/35	39	37
3,7	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	1,430	1,425
3,7	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	440	440
3,7	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	240	240
3,7	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	1,530	1,552
3,7	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	410	415
3,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,344
3,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	950	948
3,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	4,100	4,130
3,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,720	2,834
3,6,7	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.971%	8/25/60	430	429
3,7	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	500	509
3,7	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	170	172
3,7	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	210	216
3,7	GS Mortgage Securities Corporation Trust 2012-ALOHA	3.551%	4/10/34	790	815
3,7	GS Mortgage Securities Trust 2010-C2	5.353%	12/10/43	100	103
3,7	GS Mortgage Securities Trust 2011-GC3	5.825%	3/10/44	70	73
3,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	877
3,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
3	GS Mortgage Securities Trust 2012-GCJ7	5.876%	5/10/45	210	222
3	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	543	581
3,7	GS Mortgage Securities Trust 2013-GC13	4.219%	7/10/46	140	145
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	315
3	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	206
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	166	171
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	705	744
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,087
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	942	1,005
3	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,182
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	402
3	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	270	280
3	GS Mortgage Securities Trust 2014-GC24	4.671%	9/10/47	410	405
3	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	520
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,087
3	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	959
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	675	705
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	313
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	106
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	935
3	GS Mortgage Securities Trust 2015-GC34	4.808%	10/10/48	310	327
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	530	539
3	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	280	310
3	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	11
§,3	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	110	113
7	GTP Acquisition Partners I LLC	2.350%	6/15/20	40	40
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	650
3,7	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	50	53
3,7	Hardee’s Funding HNGRY 2018-1A	5.710%	6/20/48	834	903

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,7	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	473	390
3	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	1,230	1,230
3	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	270	270
3,7	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	1,090	1,105
3,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	200
3,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	388
3,7	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	110	110
3,7	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	320	325
3,7	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	180	187
3,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	84
3,6,7	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	2.957%	10/15/54	841	841
3,6,7	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	3.017%	10/15/54	670	669
3	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	443	443
3	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	170	170
3	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	430	436
3	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	560	567
3	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	210	215
3	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	3,060	3,091
3	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	620	629
3	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	200	207
3	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	230	235
3,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,030	3,111
§,3,7	Hudson Yards 2019-30HY	3.228%	7/10/39	330	340
3,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	511
3,7	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	890	889
3,7	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	180	180
3,7	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	160	160
3,7	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	1,370	1,375
3,7	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	430	433
3,7	Hyundai Auto Lease Securitization Trust 2018-B	3.200%	6/15/22	140	142
3,7	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	860	868
3,7	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	140	143
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	90
3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	210
3	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	350	357
3	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	190	194
3,7	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	510	516
3,6,7	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	3.244%	12/17/36	696	691
3,6,7	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	3.544%	12/17/36	250	249
3,6,7	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	3.094%	3/17/37	1,059	1,049
3,6,7	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	3.344%	3/17/37	260	257
3,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	358	370
3	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	349
3	John Deere Owner Trust 2018-B	3.000%	1/15/26	180	184
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1	4.608%	6/15/43	20	20
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	64	64
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.786%	11/15/43	150	154
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.786%	11/15/43	170	174
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	573	591
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.554%	8/15/46	100	106
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	70	72
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	320	330
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	355	361
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	100	102
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	650	680
3,7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	143	147
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	950	966
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	324	342
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.129%	1/15/46	170	177
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	236	243
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	60	64
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	410	439
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	400	429
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	550	596
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.195%	12/15/46	270	290
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	694	710
3	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	768	789
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,130	1,148
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	290	309
3	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	310	328
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	439	460
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	180	189
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	292	301
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	300	320
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	84	87
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	800	856
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	430	464
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.372%	11/15/45	340	367

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	497	534
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	950	1,017
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	300	322
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	300	323
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	150	159
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	70	75
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,162	1,227
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	590	609
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	1,030	1,081
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	350	362
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	580	610
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	1,290	1,381
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	385	413
3	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	590	631
3	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	263	279
3	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	513	549
3	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	800	856
3	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	350	369
3	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	220	228
3	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	260	274
3	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10	11
3,6,7	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.943%	12/22/69	560	557
3,6,7	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.420%	2.943%	12/22/69	377	377
3,7	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	890	924
3,7	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	450	458
3	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	82	82
3,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	299
3	MASTR Adjustable Rate Mortgages Trust 2004-3	4.656%	4/25/34	11	10
3	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	130	130
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	1,910	1,911
3	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	120	122
3	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	340	351
3,7	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	1,710	1,732
3	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	4.044%	2/25/33	13	13
3	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	4.997%	7/25/33	8	8
3,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	803
3,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	206
3,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	114
3,7	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	220	226
3	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	506	518
3	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	121	123
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	683	727
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	70	71
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	259	273
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	580	619
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	155	159
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	80	86
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	200	214
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	130	133
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	60	61
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	595	611
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	450	481
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	450	484
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	769	810
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	615	658
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	5.075%	4/15/47	50	54
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	975	1,038
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	230	243
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	660	700
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.930%	6/15/47	300	316
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	620	655
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	160	169
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	490	523
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	450	463
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	440	462
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	560	572
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	780	809
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	90	94
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	422	449
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	420	441

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	1,350	1,440
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,338	1,421
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	2,240	2,336
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.908%	5/15/49	40	43
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	2,841	3,037
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	490	519
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	388
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	62
3,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	422
3,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	718
3,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	615
3,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	699	733
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	874	936
3	Morgan Stanley Capital I Trust 2015-UBS8	4.740%	12/15/48	350	371
3	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	411
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	1,043	1,050
3	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	940	993
3	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	147
3	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	195	207
3	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	440	484
3	Morgan Stanley Mortgage Loan Trust 2006-8AR	4.485%	6/25/36	82	82
3,6,7	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	2.934%	9/25/24	656	656
3,7	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	885	893
3,6,7	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	3.254%	6/25/65	116	116
3,6,7	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	3.154%	3/25/66	528	531
3,7	Navient Student Loan Trust 2017-A	2.880%	12/16/58	440	442
3,6,7	Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.190%	2.594%	3/25/67	50	50
3,7	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	2,773	2,816
3,7	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	560	583
3,7	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	2,230	2,368
3,7	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	217	219
3,7	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,531
3,7	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	1,360	1,417
3,7	Navient Student Loan Trust 2019-B	3.390%	12/15/59	560	578
3,6	New Mexico Educational Assistance Foundation 2013-1, 1M USD LIBOR + 0.700%	3.140%	1/2/25	232	229
3	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	630	629
3	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	220	220
3	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	380	387
3	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	1,790	1,804
3	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	360	366
3	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	960	960
3	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	540	542
3	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	340	350
3	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	280	289
3	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	3,150	3,186
3	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	610	621
3,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	229
3,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	201
3,6,7	Pepper Residential Securities Trust 2017A-A1UA, 1M USD LIBOR + 1.100%	3.512%	3/10/58	79	79
3,6,7	Pepper Residential Securities Trust 2018A-A1UA, 1M USD LIBOR + 0.950%	3.363%	3/12/47	12	12
3,6,7	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	2.894%	1/16/60	947	946
3,6,7	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.383%	6/20/60	468	467
3,6,7	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	3.332%	8/18/60	343	343
3,6,7	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	2.977%	7/15/58	410	410
3,7	PFS Financing Corp. 2017-B	2.220%	7/15/22	530	529
3,6,7	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.864%	10/15/21	820	820
3,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	851
3,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	375
3,6,7	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	3.354%	11/25/65	596	596
3,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	177	176
3,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	613	612
3,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	231
3,7	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	390	394
3,7	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	101
3,7	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	560	566
3,7	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	101
3,7	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	999	1,047
3	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	209	212
3,6,7	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	3.212%	11/10/49	740	739
3,6,7	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.280%	12/16/59	1,225	1,224
3,6,7	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	3.262%	4/10/50	123	123
3	RFMSI Series 2006-SA2 Trust	5.106%	8/25/36	246	207
3	RFMSI Series 2006-SA3 Trust	5.250%	9/25/36	79	70
3	Santander Drive Auto Receivables Trust 2015-3	3.490%	5/17/21	322	323
3	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	100	101
3	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	308	308
3	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	150	151
3	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	177	177
3	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	920	925
3	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	400	405
3	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	840	845
3	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	1,390	1,432
3	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	780	806

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	1,250	1,288
3,7	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	180	180
3,7	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	140	140
3,7	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	890	896
3,7	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	310	313
3,7	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	270	272
3,7	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	620	626
3,7	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	1,860	1,886
3,7	SBA Tower Trust	3.156%	10/8/20	270	270
3,7	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	208	207
3,7	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	270	270
3,7	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	160	164
3,7	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	230	237
3,7	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	5	5
3,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	98	98
3,7	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	141	141
3,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	31	31
3,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	300
3,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	140
3,7	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	3	3
3,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	102
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	109
3,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	236	238
3,6,7	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	3.844%	2/17/32	218	222
3,6,7	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	3.494%	9/15/34	239	240
3,6,7	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	3.294%	9/15/34	265	265
3,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	490	495
3,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,450	1,501
3,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	770	805
3,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,010	1,052
3,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	159	160
3,7	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	198	197
3,7	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	132	132
3,6,7	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	3.354%	1/25/39	49	49
3,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	50	50
3,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	340	341
3,6,7	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	3.004%	7/25/40	30	30
3,7	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	200	202
3,7	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	420	419
3,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	250
3,7	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	339	338
3,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	310	315
3,7	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	496	496
3,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	390	395
3,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	780	807
3,7	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,600	1,675
3,7	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,150	1,207
3,7	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	520	534
3,7	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	434	451
7	Stadshypotek AB	2.500%	4/5/22	410	416
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	980	1,004
3	Synchrony Card Issuance Trust 2019-2A	2.340%	6/16/25	970	973
3	Synchrony Credit Card Master Note Trust 2015-1	2.370%	3/15/23	200	200
3	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	1,140	1,143
3	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	280	281
3	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	355	354
3	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	610	609
3	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	910	925
3	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	290	293
3	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	380	384
3,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	206	209
3,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	284	303
3,7	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	348	378
3,7	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	240	240
3,7	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	3,339	3,390
3,7	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	360	368
3,7	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	230	235
3,7	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	365	377
3,7	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	296	297
3,7	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	130	131
3,7	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	140	143
3,7	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	103
3,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	677
7	Toronto-Dominion Bank	2.250%	3/15/21	60	60
3	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	70	70
3	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	2,100	2,105
3	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	190	192

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	360	371
3	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	840	854
3	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	360	369
3	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	190	195
3,7	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,320	1,308
3,7	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	1,500	1,506
3,7	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,550	1,571
3,7	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	740	805
3,7	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	76	76
3,7	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	1,026	1,054
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	280	299
3	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	167	176
3,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	623
3	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	223	227
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	150	155
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	50	52
3,7	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	395	399
3,7	Verizon Owner Trust 2016-2A	1.680%	5/20/21	381	380
3,7	Verizon Owner Trust 2017-2A	1.920%	12/20/21	1,240	1,237
3,7	Verizon Owner Trust 2017-3	2.060%	4/20/22	750	749
3,7	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	430
3,7	Verizon Owner Trust 2017-3	2.530%	4/20/22	490	491
3,7	Verizon Owner Trust 2018-1	2.820%	9/20/22	1,850	1,863
3,7	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	676
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	500	510
3	Verizon Owner Trust 2019-A	2.930%	9/20/23	610	622
3,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	303
3,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	275
3,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	81
3,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	61
3	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	530	538
3	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	220	225
3	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	220	228
3	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust	4.740%	1/25/33	6	6
3	WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust	4.220%	8/25/33	7	7
3	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust	4.347%	9/25/33	11	11
3	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	697	711
3	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	40	41
3	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	158	164
3	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	768	821
3	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.421%	7/15/46	110	117
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,100	1,167
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	200	210
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	350	367
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	220	221
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	830	868
3	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	675	698
3	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	688	714
3	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	1,990	2,087
3	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	1,418	1,504
3	Wells Fargo Commercial Mortgage Trust 2015-C29	4.365%	6/15/48	270	282
3	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	486	506
3	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	420	446
3	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	350	373
3	Wells Fargo Commercial Mortgage Trust 2015-C30	4.646%	9/15/58	270	286
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	899	964
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	275	295
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.695%	9/15/58	315	331
3	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	860	917
3	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	920	921
3	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	1,300	1,373
3	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	260	273
3	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	240	258
3	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	547
3	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	120	124
3	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	1,650	1,730
3	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,150	1,221
3	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	790	833
3	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	475	505
3	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	194	206
3	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,010	1,106
3	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	80	84
3	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	580	642
3	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	1,160	1,284
3	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	920	1,040
3	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	670	737
3	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	210	228
3	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	1,010	1,109

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	230	245
3	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust	4.754%	10/25/36	135	131
3,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	144	152
3,7	Wendys Funding LLC 2018-1	3.573%	3/15/48	158	159
3,7	Wendys Funding LLC 2018-1	3.884%	3/15/48	236	240
3,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	875	928
3,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	274	282
3	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	265	270
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	274	282
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	140
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	102	104
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	512	521
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	72
3	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	50	51
3	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	414	426
3	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	355	378
3	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	350	378
3	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	75	77
3	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	230	245
3	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	145	149
3	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	665	714
3	WFRBS Commercial Mortgage Trust 2013-C18	4.851%	12/15/46	140	152
3	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	780	824
3	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	530	569
3	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	965	1,032
3	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	280	294
3	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	90	91
3	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	30	31
3	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	985	1,041
3	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	170	176
3	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	300	311
3	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	540	569
3	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	340	364
3	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	515	543
3	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	60	63
3	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	1,190	1,272
3	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	171	170
3	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	410	415
3	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	220	223
3	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	130	136
3	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	230	238
3	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	170	174
3	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	610	613
3	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	690	702
3	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	150	152
3,7	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	410	416
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $416,503)					426,914
Corporate Bonds (55.5%)
Finance (25.1%)
	Banking (22.1%)
7	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,632
	Ally Financial Inc.	3.875%	5/21/24	290	297
	American Express Co.	2.200%	10/30/20	3,930	3,924
	American Express Co.	3.700%	11/5/21	2,050	2,112
	American Express Co.	3.700%	8/3/23	3,470	3,643
	American Express Credit Corp.	2.200%	3/3/20	1,045	1,044
	American Express Credit Corp.	2.250%	5/5/21	218	218
7	ANZ New Zealand International Ltd.	2.200%	7/17/20	725	724
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,085	1,090
6,8	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	4.260%	5/17/26	250	180
7	Banco Santander Chile	2.500%	12/15/20	2,060	2,058
	Banco Santander SA	2.706%	6/27/24	1,200	1,202
	Bank of America Corp.	2.625%	10/19/20	1,082	1,086
	Bank of America Corp.	2.625%	4/19/21	2,700	2,717
3	Bank of America Corp.	2.369%	7/21/21	4,715	4,710
3	Bank of America Corp.	2.328%	10/1/21	4,595	4,586
3	Bank of America Corp.	2.738%	1/23/22	1,000	1,004
3	Bank of America Corp.	3.124%	1/20/23	1,035	1,049
	Bank of America Corp.	3.004%	12/20/23	2,948	3,001
	Bank of America Corp.	4.125%	1/22/24	205	219
3	Bank of America Corp.	3.550%	3/5/24	2,920	3,024
	Bank of Montreal	2.900%	3/26/22	3,570	3,626
	Bank of Montreal	3.300%	2/5/24	2,650	2,748
	Bank of New York Mellon Corp.	2.050%	5/3/21	334	333
3	Bank of New York Mellon Corp.	2.661%	5/16/23	150	151
	Bank of New York Mellon Corp.	3.450%	8/11/23	830	866
	Bank of Nova Scotia	2.228%	12/11/19	6,170	6,168
	Bank of Nova Scotia	2.500%	1/8/21	945	947
	Bank of Nova Scotia	4.375%	1/13/21	290	299
	Bank of Nova Scotia	3.400%	2/11/24	675	702
7	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	1,075	1,074
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	1,255	1,252
9	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	635
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	2,400	2,408
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,380	1,438
9	Barclays Bank plc	10.000%	5/21/21	1,417	2,067
3	Barclays plc	3.932%	5/7/25	1,500	1,526
	BB&T Corp.	2.050%	5/10/21	539	536

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	BB&T Corp.	3.050%	6/20/22	1,420	1,450
	BB&T Corp.	3.750%	12/6/23	970	1,027
8	BPCE SA	3.500%	4/24/20	700	498
6,8	BPCE SA, 3M Australian Bank Bill Rate + 1.300%	2.978%	4/24/20	430	304
	Branch Banking & Trust Co.	2.100%	1/15/20	500	499
	Branch Banking & Trust Co.	2.250%	6/1/20	2,160	2,159
	Branch Banking & Trust Co.	2.625%	1/15/22	2,540	2,553
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	855	862
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	2,465	2,573
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	720	736
	Capital One Financial Corp.	3.050%	3/9/22	640	650
	Capital One NA	2.250%	9/13/21	450	448
	Citibank NA	2.100%	6/12/20	1,610	1,608
	Citibank NA	2.125%	10/20/20	5,375	5,364
	Citibank NA	2.850%	2/12/21	6,790	6,839
	Citigroup Inc.	2.450%	1/10/20	635	635
	Citigroup Inc.	2.650%	10/26/20	1,700	1,706
	Citigroup Inc.	2.700%	3/30/21	325	327
	Citigroup Inc.	2.750%	4/25/22	1,610	1,626
9	Citigroup Inc.	2.750%	1/24/24	270	356
3	Citigroup Inc.	4.044%	6/1/24	1,270	1,338
	Citizens Bank NA	3.250%	2/14/22	1,125	1,146
	Comerica Inc.	3.700%	7/31/23	1,265	1,323
	Commonwealth Bank of Australia	2.300%	3/12/20	510	510
	Commonwealth Bank of Australia	2.400%	11/2/20	700	701
7	Commonwealth Bank of Australia	2.750%	3/10/22	1,485	1,500
7	Commonwealth Bank of Australia	2.500%	9/18/22	1,862	1,868
7	Commonwealth Bank of Australia	3.450%	3/16/23	1,158	1,198
7	Commonwealth Bank of Australia	3.350%	6/4/24	1,000	1,039
6,8	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	4.050%	6/3/26	100	72
	Compass Bank	2.875%	6/29/22	1,010	1,019
8	Cooperatieve Rabobank UA	5.000%	7/2/20	300	216
	Cooperatieve Rabobank UA	2.750%	1/10/23	800	808
7	Cooperatieve Rabobank UA	3.875%	9/26/23	2,000	2,099
6,8	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	4.267%	7/2/25	400	284
3,7	Credit Suisse Group AG	4.207%	6/12/24	2,000	2,097
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	910	917
7	Danske Bank A/S	2.750%	9/17/20	572	571
10	Danske Bank A/S	0.500%	5/6/21	991	1,137
7	Danske Bank A/S	2.000%	9/8/21	600	590
7	Danske Bank A/S	3.875%	9/12/23	1,000	1,021
	Deutsche Bank AG	3.150%	1/22/21	1,560	1,549
7	Federation des Caisses Desjardins du Quebec	2.250%	10/30/20	2,155	2,152
	Fifth Third Bancorp	3.650%	1/25/24	900	945
	Fifth Third Bank	2.200%	10/30/20	1,050	1,049
	Fifth Third Bank	2.250%	6/14/21	686	686
	Fifth Third Bank	2.875%	10/1/21	210	212
	First Republic Bank	2.500%	6/6/22	1,305	1,305
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,970	2,970
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,590	2,600
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,705	6,708
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,333	8,387
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,305	2,313
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,098
	Goldman Sachs Group Inc.	5.750%	1/24/22	1,852	1,994
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,557	1,570
3	Goldman Sachs Group Inc.	2.876%	10/31/22	1,433	1,440
3	Goldman Sachs Group Inc.	2.908%	6/5/23	807	814
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,896
	Goldman Sachs Group Inc.	4.000%	3/3/24	200	212
	Goldman Sachs Group Inc.	3.850%	7/8/24	600	629
6,8	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.631%	8/26/20	540	381
6,8	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	2.736%	9/8/21	520	369
	HSBC Bank USA NA	4.875%	8/24/20	728	747
	HSBC Holdings plc	2.950%	5/25/21	3,665	3,697
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,741
3	HSBC Holdings plc	3.262%	3/13/23	2,685	2,730
	HSBC Holdings plc	3.600%	5/25/23	230	239
3,9	HSBC Holdings plc	2.175%	6/27/23	305	391
3	HSBC Holdings plc	3.033%	11/22/23	3,115	3,138
3	HSBC Holdings plc	3.950%	5/18/24	1,855	1,932
3	HSBC Holdings plc	3.803%	3/11/25	3,285	3,407
	HSBC USA Inc.	2.750%	8/7/20	1,365	1,372
	Huntington National Bank	2.375%	3/10/20	1,325	1,324
	Huntington National Bank	2.875%	8/20/20	819	824
	Huntington National Bank	2.500%	8/7/22	1,460	1,468
	Huntington National Bank	3.550%	10/6/23	1,160	1,214
7	ING Bank NV	2.700%	8/17/20	93	94
6	Intesa Sanpaolo SPA, 3M USD LIBOR + 0.630%	3.218%	7/17/19	3,255	3,255
	JPMorgan Chase & Co.	2.250%	1/23/20	1,602	1,602
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,881
	JPMorgan Chase & Co.	4.250%	10/15/20	639	655
	JPMorgan Chase & Co.	2.550%	10/29/20	2,957	2,964
	JPMorgan Chase & Co.	2.550%	3/1/21	3,031	3,037
	JPMorgan Chase & Co.	2.295%	8/15/21	5,045	5,037
	JPMorgan Chase & Co.	4.500%	1/24/22	500	527
3	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,549
	JPMorgan Chase & Co.	3.250%	9/23/22	1,415	1,452
	JPMorgan Chase & Co.	2.972%	1/15/23	3,391	3,435
3	JPMorgan Chase & Co.	2.776%	4/25/23	2,965	2,993
	JPMorgan Chase & Co.	2.700%	5/18/23	947	956
3	JPMorgan Chase & Co.	3.559%	4/23/24	2,205	2,288
3	JPMorgan Chase & Co.	4.023%	12/5/24	775	822
	KeyBank NA	2.500%	11/22/21	250	251
	KeyBank NA	2.300%	9/14/22	420	420
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,513
3	Lloyds Banking Group plc	2.907%	11/7/23	1,800	1,795
8	Lloyds Banking Group plc	4.000%	3/7/25	190	141
	Macquarie Bank Ltd.	6.625%	4/7/21	170	181
3,7	Macquarie Group Ltd.	3.189%	11/28/23	180	183
3	Macquarie Group Ltd.	3.189%	11/28/23	460	467
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	848
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	679
6	Manufacturers & Traders Trust Co., 3M USD LIBOR + 0.640%	3.160%	12/1/21	245	244
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	983	991
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	535	546
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	470	467
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	3,405	3,472
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	4,228	4,247
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,345	5,594
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,665	1,727
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	763
	Mizuho Bank Ltd.	2.340%	12/4/19	4,605	4,609
7	Mizuho Bank Ltd.	2.950%	10/17/22	200	201
	Mizuho Financial Group Inc.	2.273%	9/13/21	460	458
	Mizuho Financial Group Inc.	2.953%	2/28/22	715	723
	Morgan Stanley	2.650%	1/27/20	1,122	1,123
	Morgan Stanley	2.800%	6/16/20	1,244	1,250
	Morgan Stanley	2.500%	4/21/21	449	450
	Morgan Stanley	5.500%	7/28/21	800	849
	Morgan Stanley	2.625%	11/17/21	5,385	5,418
	Morgan Stanley	2.750%	5/19/22	2,910	2,938
	Morgan Stanley	3.125%	1/23/23	4,905	5,014
	Morgan Stanley	3.750%	2/25/23	575	600
7	MUFG Bank Ltd.	2.300%	3/5/20	1,840	1,838
7	MUFG Bank Ltd.	2.750%	9/14/20	1,557	1,564
	MUFG Union Bank NA	3.150%	4/1/22	3,350	3,422
	National Bank of Canada	2.200%	11/2/20	3,765	3,760
3,7	Nationwide Building Society	3.766%	3/8/24	200	204
10	NIBC Bank NV	1.500%	1/31/22	280	327
9	NIBC Bank NV	3.125%	11/15/23	400	519

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	401
	PNC Bank NA	2.300%	6/1/20	364	364
	PNC Bank NA	2.600%	7/21/20	1,135	1,138
	PNC Bank NA	2.450%	11/5/20	439	440
	PNC Bank NA	2.150%	4/29/21	352	352
	PNC Bank NA	2.550%	12/9/21	785	790
	PNC Bank NA	2.625%	2/17/22	4,309	4,344
	PNC Bank NA	2.700%	11/1/22	1,080	1,086
	PNC Financial Services Group Inc.	2.854%	11/9/22	493	501
	PNC Funding Corp.	5.125%	2/8/20	180	183
	Regions Financial Corp.	2.750%	8/14/22	225	226
	Royal Bank of Canada	2.150%	10/26/20	3,432	3,430
	Royal Bank of Canada	3.700%	10/5/23	1,005	1,058
3	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,200	1,239
	Santander Holdings USA Inc.	3.700%	3/28/22	1,495	1,528
	Santander Holdings USA Inc.	3.400%	1/18/23	1,155	1,171
	Santander Holdings USA Inc.	3.500%	6/7/24	285	289
3	Santander UK Group Holdings plc	3.373%	1/5/24	1,420	1,432
3	Santander UK Group Holdings plc	4.796%	11/15/24	820	871
	Santander UK plc	3.750%	11/15/21	1,250	1,282
7	Santander UK plc	5.000%	11/7/23	350	370
	Santander UK plc	4.000%	3/13/24	940	989
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	2,755	2,756
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	460	461
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,369	2,371
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,727	1,742
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	680	686
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	645	659
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,185	1,238
6,8	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	2.475%	3/29/22	782	551
3	SunTrust Bank	3.525%	10/26/21	1,400	1,421
	SunTrust Bank	2.800%	5/17/22	4,500	4,556
	SunTrust Bank	2.450%	8/1/22	2,115	2,120
	SunTrust Bank	3.200%	4/1/24	3,125	3,220
3	SunTrust Bank	3.689%	8/2/24	850	885
	SunTrust Banks Inc.	2.700%	1/27/22	1,460	1,470
	Svenska Handelsbanken AB	2.450%	3/30/21	1,300	1,304
	Svenska Handelsbanken AB	1.875%	9/7/21	855	846
	Svenska Handelsbanken AB	3.900%	11/20/23	1,225	1,298
9	Swedbank AB	1.250%	12/29/21	590	745
9	Swedbank AB	1.625%	12/28/22	1,120	1,426
	Synchrony Bank	3.000%	6/15/22	745	750
	Synchrony Financial	3.000%	8/15/19	939	939
	Toronto-Dominion Bank	3.150%	9/17/20	3,730	3,770
	Toronto-Dominion Bank	3.250%	6/11/21	7,415	7,562
	Toronto-Dominion Bank	3.500%	7/19/23	3,200	3,348
7	UBS AG	2.450%	12/1/20	5,275	5,285
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,250	1,261
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	951	955
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	210	215
3	United Overseas Bank Ltd.	3.750%	9/19/24	400	401
	US Bancorp	3.375%	2/5/24	1,700	1,777
	US Bank NA	2.050%	10/23/20	1,799	1,795
	US Bank NA	3.450%	11/16/21	1,225	1,258
§,11	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	698
	Wells Fargo & Co.	2.100%	7/26/21	1,170	1,164
	Wells Fargo & Co.	2.625%	7/22/22	4,860	4,886
	Wells Fargo & Co.	3.069%	1/24/23	500	507
	Wells Fargo & Co.	3.750%	1/24/24	2,525	2,652
6,8	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	2.880%	7/27/21	300	213
	Wells Fargo Bank NA	2.400%	1/15/20	615	615
	Wells Fargo Bank NA	2.600%	1/15/21	1,400	1,405
3	Wells Fargo Bank NA	3.325%	7/23/21	7,985	8,059
	Wells Fargo Bank NA	3.625%	10/22/21	4,200	4,315
	Wells Fargo Bank NA	3.550%	8/14/23	1,960	2,045
	Westpac Banking Corp.	2.600%	11/23/20	205	206
	Westpac Banking Corp.	2.100%	5/13/21	221	220
	Westpac Banking Corp.	2.000%	8/19/21	5,400	5,364
	Westpac Banking Corp.	2.750%	1/11/23	4,210	4,261
	Westpac Banking Corp.	3.300%	2/26/24	1,960	2,023
6,8	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	4.466%	3/10/26	200	145
	Zions Bancorp NA	3.500%	8/27/21	1,420	1,449

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,016
10	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	901
	Franklin Resources Inc.	2.800%	9/15/22	970	985
	Invesco Finance plc	3.125%	11/30/22	1,000	1,023
	Legg Mason Inc.	2.700%	7/15/19	140	140
§,11	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Stifel Financial Corp.	3.500%	12/1/20	405	410
	TD Ameritrade Holding Corp.	2.950%	4/1/22	200	203

	Finance Companies (0.1%)
8	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	1,150	835
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	443

	Insurance (1.5%)
	Aflac Inc.	3.625%	11/15/24	100	106
7	AIG Global Funding	2.150%	7/2/20	365	364
7	AIG Global Funding	2.700%	12/15/21	315	317
	Alleghany Corp.	5.625%	9/15/20	210	218
	American International Group Inc.	2.300%	7/16/19	142	142
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	311	324
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	52
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	879
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	125
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,156	1,174
	Centene Corp.	6.125%	2/15/24	355	372
	Chubb INA Holdings Inc.	2.300%	11/3/20	503	503
	Chubb INA Holdings Inc.	2.875%	11/3/22	719	732
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	142
7	Five Corners Funding Trust	4.419%	11/15/23	2,113	2,267
	Lincoln National Corp.	4.000%	9/1/23	303	320
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	370	370
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	83
7	MassMutual Global Funding II	2.750%	6/22/24	300	306
7	Metropolitan Life Global Funding I	1.550%	9/13/19	450	449
7	Metropolitan Life Global Funding I	3.450%	10/9/21	1,385	1,418
7	Metropolitan Life Global Funding I	3.600%	1/11/24	345	364
7	New York Life Global Funding	1.950%	2/11/20	530	529
9	Pension Insurance Corp. plc	8.000%	11/23/26	140	214
7	Pricoa Global Funding I	2.550%	11/24/20	235	236
7	Pricoa Global Funding I	2.200%	6/3/21	260	260
7	Principal Life Global Funding II	2.204%	12/11/19	5,390	5,384
7	Principal Life Global Funding II	2.200%	4/8/20	685	684
	Progressive Corp.	3.750%	8/23/21	535	552
7	Protective Life Global Funding	2.700%	11/25/20	1,300	1,308
	Prudential Financial Inc.	4.500%	11/16/21	300	315
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	512
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	2,255	2,254
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	920	919
7	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,020	1,058
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	1,026	1,037
	Travelers Cos. Inc.	3.900%	11/1/20	105	107
	UnitedHealth Group Inc.	4.700%	2/15/21	250	258
	UnitedHealth Group Inc.	3.500%	2/15/24	750	786

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	715
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,580	1,669
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	810	855
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,151

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	193
	Brixmor Operating Partnership LP	3.875%	8/15/22	575	593
	Brixmor Operating Partnership LP	3.650%	6/15/24	915	937
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	150
	Camden Property Trust	2.950%	12/15/22	290	295
	Camden Property Trust	4.875%	6/15/23	410	444
	Camden Property Trust	4.250%	1/15/24	328	350
	Camden Property Trust	3.500%	9/15/24	45	47
	Digital Realty Trust LP	3.950%	7/1/22	840	873
	ERP Operating LP	2.375%	7/1/19	125	125
	ERP Operating LP	4.750%	7/15/20	53	54
	Federal Realty Investment Trust	2.550%	1/15/21	449	450
	Federal Realty Investment Trust	3.000%	8/1/22	1,000	1,014
	Federal Realty Investment Trust	2.750%	6/1/23	200	201
10	GELF Bond Issuer I SA	1.750%	11/22/21	1,100	1,300
	HCP Inc.	2.625%	2/1/20	295	295
	HCP Inc.	4.000%	12/1/22	150	157
	HCP Inc.	4.250%	11/15/23	480	509
	HCP Inc.	4.200%	3/1/24	195	206
	HCP Inc.	3.400%	2/1/25	280	286
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	205	208
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	365	368
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	327
	Highwoods Realty LP	3.200%	6/15/21	250	252
8	Lendlease Finance Ltd.	6.000%	5/13/20	290	211
	Liberty Property LP	4.750%	10/1/20	260	266
	Realty Income Corp.	5.750%	1/15/21	95	99
	Realty Income Corp.	3.250%	10/15/22	1,570	1,610
	Realty Income Corp.	3.875%	4/15/25	485	515
	Simon Property Group LP	4.375%	3/1/21	175	180
	Simon Property Group LP	4.125%	12/1/21	822	853
	Simon Property Group LP	2.350%	1/30/22	295	295
	Simon Property Group LP	3.375%	3/15/22	328	336
	Ventas Realty LP	3.500%	2/1/25	80	82
	Welltower Inc.	3.950%	9/1/23	855	898
	Welltower Inc.	3.625%	3/15/24	565	587
					456,950
Industrial (26.2%)
	Basic Industry (0.8%)
7	Air Liquide Finance SA	1.375%	9/27/19	1,120	1,117
7	Air Liquide Finance SA	1.750%	9/27/21	2,830	2,794
7	Air Liquide Finance SA	2.250%	9/27/23	215	214
	Airgas Inc.	2.375%	2/15/20	370	370
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	285	303
7	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,610	1,646
	DuPont de Nemours Inc.	3.766%	11/15/20	695	708
	DuPont de Nemours Inc.	4.205%	11/15/23	3,065	3,277
	Eastman Chemical Co.	3.600%	8/15/22	575	590
8	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	71
	International Flavors & Fragrances Inc.	3.400%	9/25/20	440	444
	Nutrien Ltd.	4.875%	3/30/20	175	178
	Nutrien Ltd.	3.150%	10/1/22	145	147
	Nutrien Ltd.	3.500%	6/1/23	55	56
	Nutrien Ltd.	3.625%	3/15/24	900	932
	Vale Overseas Ltd.	6.250%	8/10/26	190	216
10	Vale SA	3.750%	1/10/23	200	245
	WestRock RKT Co.	4.900%	3/1/22	105	111
	WestRock RKT Co.	4.000%	3/1/23	945	983

	Capital Goods (1.5%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	700	709
	Ball Corp.	4.000%	11/15/23	155	161
	Boeing Co.	2.125%	3/1/22	305	304
	Boeing Co.	2.700%	5/1/22	1,155	1,175
	Boeing Co.	1.875%	6/15/23	500	490
	Boeing Co.	2.800%	3/1/24	565	573
	Boeing Co.	2.850%	10/30/24	245	250
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	244
	Caterpillar Financial Services Corp.	2.650%	5/17/21	2,820	2,844
	Caterpillar Financial Services Corp.	2.400%	6/6/22	655	660
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	568
7	CFX Escrow Corp.	6.000%	2/15/24	200	212
	CNH Industrial Capital LLC	3.375%	7/15/19	395	395
	CNH Industrial Capital LLC	4.875%	4/1/21	95	98
	CNH Industrial Capital LLC	4.375%	4/5/22	750	775
	CNH Industrial NV	4.500%	8/15/23	200	210
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	216
	Embraer Overseas Ltd.	5.696%	9/16/23	37	40
	Embraer SA	5.150%	6/15/22	610	644
	Johnson Controls International plc	5.000%	3/30/20	550	560
	Johnson Controls International plc	3.750%	12/1/21	25	26
	Johnson Controls International plc	3.625%	7/2/24	303	315
	L3 Technologies Inc.	4.950%	2/15/21	710	733
	L3 Technologies Inc.	3.850%	6/15/23	640	667
	Precision Castparts Corp.	2.500%	1/15/23	2,675	2,692
	Raytheon Co.	4.400%	2/15/20	55	56
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	133	133
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	255	255
6,7	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	6.097%	7/15/21	502	503
	Rockwell Collins Inc.	2.800%	3/15/22	1,000	1,010
	Stanley Black & Decker Inc.	2.900%	11/1/22	1,200	1,219
	Textron Inc.	7.250%	10/1/19	300	303
	United Rentals North America Inc.	4.625%	7/15/23	547	558
	United Rentals North America Inc.	4.625%	10/15/25	195	198
	United Rentals North America Inc.	5.500%	5/15/27	24	25
	United Technologies Corp.	4.500%	4/15/20	1,100	1,118
	United Technologies Corp.	3.350%	8/16/21	205	209
	United Technologies Corp.	1.950%	11/1/21	509	504
	United Technologies Corp.	2.300%	5/4/22	2,307	2,304
	United Technologies Corp.	3.100%	6/1/22	1,727	1,766
	United Technologies Corp.	3.650%	8/16/23	1,230	1,287

	Communication (3.1%)
	America Movil SAB de CV	5.000%	3/30/20	503	512
	American Tower Corp.	3.000%	6/15/23	179	181
	AT&T Inc.	2.800%	2/17/21	200	201
	AT&T Inc.	4.450%	5/15/21	400	415
	AT&T Inc.	3.800%	3/15/22	1,838	1,903
	AT&T Inc.	3.000%	6/30/22	1,166	1,186
	AT&T Inc.	2.625%	12/1/22	200	201
	AT&T Inc.	3.600%	2/17/23	450	466
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	550	575
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	3,302	3,466
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,860	1,978
	Comcast Corp.	3.450%	10/1/21	345	355
	Comcast Corp.	3.125%	7/15/22	500	514
	Comcast Corp.	3.700%	4/15/24	555	589
7	Cox Communications Inc.	3.150%	8/15/24	725	735
	Crown Castle International Corp.	3.400%	2/15/21	1,400	1,419
	Crown Castle International Corp.	4.875%	4/15/22	400	425
	Crown Castle International Corp.	5.250%	1/15/23	1,978	2,147
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,221
	Crown Castle International Corp.	3.200%	9/1/24	1,730	1,764
	Discovery Communications LLC	2.200%	9/20/19	685	684
	Discovery Communications LLC	2.800%	6/15/20	1,560	1,563

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Discovery Communications LLC	4.375%	6/15/21	195	202
	Discovery Communications LLC	3.300%	5/15/22	420	428
	Discovery Communications LLC	3.500%	6/15/22	285	291
	Discovery Communications LLC	2.950%	3/20/23	2,700	2,722
	Discovery Communications LLC	3.800%	3/13/24	555	574
	Discovery Communications LLC	3.900%	11/15/24	852	889
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	440	445
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,859
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	200	215
	NBCUniversal Media LLC	5.150%	4/30/20	2,855	2,920
	NBCUniversal Media LLC	4.375%	4/1/21	500	519
	NBCUniversal Media LLC	2.875%	1/15/23	1,807	1,845
	Omnicom Group Inc. / Omnicom Capital Inc.	6.250%	7/15/19	125	125
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	2,420	2,498
	Qwest Corp.	6.750%	12/1/21	1,100	1,176
7	Sirius XM Radio Inc.	4.625%	7/15/24	160	164
7	Sirius XM Radio Inc.	6.000%	7/15/24	525	541
7	Sky Ltd.	2.625%	9/16/19	300	300
7	Sky Ltd.	3.750%	9/16/24	775	823
7	Sky plc	3.125%	11/26/22	300	307
	T-Mobile USA Inc.	6.000%	3/1/23	640	654
	T-Mobile USA Inc.	6.500%	1/15/24	290	300
	T-Mobile USA Inc.	4.500%	2/1/26	200	205
8	Telstra Corp. Ltd.	7.750%	7/15/20	400	299
	Verizon Communications Inc.	3.125%	3/16/22	1,275	1,306
	Verizon Communications Inc.	2.450%	11/1/22	100	101
	Verizon Communications Inc.	5.150%	9/15/23	4,933	5,504
	Verizon Communications Inc.	4.150%	3/15/24	300	322
	Viacom Inc.	4.500%	3/1/21	425	438
	Viacom Inc.	3.875%	12/15/21	1,297	1,332
	Viacom Inc.	4.250%	9/1/23	2,975	3,144
7	Walt Disney Co.	3.000%	9/15/22	710	724

	Consumer Cyclical (3.3%)
7	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	760	762
	Alibaba Group Holding Ltd.	2.500%	11/28/19	141	141
7	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,674
	American Axle & Manufacturing Inc.	6.625%	10/15/22	160	163
	American Honda Finance Corp.	1.950%	7/20/20	360	359
	American Honda Finance Corp.	2.450%	9/24/20	415	416
	American Honda Finance Corp.	3.375%	12/10/21	2,900	2,974
10	American Honda Finance Corp.	0.350%	8/26/22	960	1,104
	American Honda Finance Corp.	3.450%	7/14/23	720	750
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,151
	AutoZone Inc.	2.875%	1/15/23	115	116
7	BMW US Capital LLC	3.250%	8/14/20	1,500	1,515
7	BMW US Capital LLC	3.100%	4/12/21	100	101
7	BMW US Capital LLC	3.450%	4/12/23	1,545	1,593
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	320
8	Ford Motor Credit Co. LLC	3.588%	6/2/20	538	381
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	448
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	217
	Ford Motor Credit Co. LLC	5.584%	3/18/24	1,500	1,606
	General Motors Co.	4.875%	10/2/23	540	572
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	700
	General Motors Financial Co. Inc.	2.450%	11/6/20	150	149
	General Motors Financial Co. Inc.	3.700%	11/24/20	1,720	1,742
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,118
	General Motors Financial Co. Inc.	3.200%	7/6/21	1,695	1,705
	General Motors Financial Co. Inc.	4.375%	9/25/21	1,660	1,712
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,235
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	354
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	100
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	492
8	General Motors Financial Co. Inc.	3.850%	2/21/23	410	299
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	481
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	103
	General Motors Financial Co. Inc.	5.100%	1/17/24	850	908
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	663
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,800	1,787
	General Motors Financial Co. Inc.	4.350%	4/9/25	250	258
7	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,600	1,598
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	2,080	2,072
7	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,745	1,738
7	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	155
7	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	1,330	1,372
7	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,055	1,047
7	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	395	399
	Lowe’s Cos. Inc.	4.625%	4/15/20	360	362
	Lowe’s Cos. Inc.	3.875%	9/15/23	600	633
	Macy’s Retail Holdings Inc.	3.450%	1/15/21	360	362
7	Nissan Motor Acceptance Corp.	1.550%	9/13/19	60	60
7	Nissan Motor Acceptance Corp.	2.550%	3/8/21	160	160
7	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	349
7	Nissan Motor Acceptance Corp.	3.650%	9/21/21	750	765
7	Nissan Motor Acceptance Corp.	2.600%	9/28/22	100	100
7	Nissan Motor Acceptance Corp.	3.875%	9/21/23	1,725	1,792
	PACCAR Financial Corp.	2.500%	8/14/20	70	70
7	Performance Food Group Inc.	5.500%	6/1/24	49	50
	TJX Cos. Inc.	2.750%	6/15/21	290	293
	Toyota Motor Corp.	3.183%	7/20/21	1,400	1,432
	Toyota Motor Credit Corp.	2.125%	7/18/19	2,425	2,425
	Toyota Motor Credit Corp.	2.200%	1/10/20	1,345	1,345
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	90
	Toyota Motor Credit Corp.	2.750%	5/17/21	290	293
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	101
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,871
7	Volkswagen Group of America Finance LLC	3.875%	11/13/20	3,055	3,111
7	Volkswagen Group of America Finance LLC	4.000%	11/12/21	1,285	1,325
	Walmart Inc.	2.550%	4/11/23	200	203
	Walmart Inc.	3.400%	6/26/23	275	289

	Consumer Noncyclical (7.0%)
	AbbVie Inc.	2.300%	5/14/21	2,500	2,492
	AbbVie Inc.	3.375%	11/14/21	675	688
	AbbVie Inc.	2.900%	11/6/22	2,280	2,304
	AbbVie Inc.	3.200%	11/6/22	2,058	2,096
	AbbVie Inc.	2.850%	5/14/23	100	101
	AbbVie Inc.	3.750%	11/14/23	1,475	1,536
	Allergan Funding SCS	3.850%	6/15/24	700	728
	Altria Group Inc.	9.250%	8/6/19	1,714	1,724
	Altria Group Inc.	3.490%	2/14/22	4,250	4,362
	AmerisourceBergen Corp.	3.500%	11/15/21	300	306
	Amgen Inc.	2.700%	5/1/22	465	468
	Amgen Inc.	2.650%	5/11/22	910	917
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	779	803
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	609
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	300	302
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,000	2,165
	BAT Capital Corp.	2.297%	8/14/20	1,520	1,516
	BAT Capital Corp.	2.764%	8/15/22	800	801
7	BAT International Finance plc	2.750%	6/15/20	200	201
10	BAT International Finance plc	4.875%	2/24/21	360	442
9	BAT International Finance plc	1.750%	7/5/21	420	536
10	BAT International Finance plc	3.625%	11/9/21	650	800
7	Bausch Health Cos Inc.	6.500%	3/15/22	80	83
7	Bausch Health Cos. Inc.	7.000%	3/15/24	90	95
	Baxalta Inc.	3.600%	6/23/22	100	102
	Baxter International Inc.	1.700%	8/15/21	600	592
	Becton Dickinson & Co.	3.125%	11/8/21	900	913
	Becton Dickinson & Co.	2.894%	6/6/22	500	507
10	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	2,085	2,379
	Biogen Inc.	3.625%	9/15/22	1,245	1,285
	Boston Scientific Corp.	3.450%	3/1/24	835	873
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	3,315	3,338

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,015	5,071
	Celgene Corp.	2.250%	8/15/21	300	299
	Celgene Corp.	3.250%	8/15/22	1,065	1,095
	Celgene Corp.	3.550%	8/15/22	925	957
7	Cigna Corp.	3.200%	9/17/20	1,475	1,487
7	Cigna Corp.	3.750%	7/15/23	200	208
	CommonSpirit Health	4.200%	8/1/23	100	105
	Conagra Brands Inc.	4.950%	8/15/20	61	63
	Constellation Brands Inc.	4.250%	5/1/23	2,000	2,120
	CVS Health Corp.	2.800%	7/20/20	2,726	2,733
	CVS Health Corp.	3.350%	3/9/21	4,400	4,461
	CVS Health Corp.	2.125%	6/1/21	1,525	1,514
	CVS Health Corp.	3.500%	7/20/22	1,200	1,231
	CVS Health Corp.	2.750%	12/1/22	1,000	1,003
	CVS Health Corp.	3.700%	3/9/23	8,820	9,101
10	Diageo Finance plc	0.250%	10/22/21	1,400	1,606
	Express Scripts Holding Co.	2.600%	11/30/20	1,100	1,102
	Express Scripts Holding Co.	4.750%	11/15/21	814	853
	Express Scripts Holding Co.	3.900%	2/15/22	965	997
	Express Scripts Holding Co.	3.050%	11/30/22	100	102
	Express Scripts Holding Co.	3.000%	7/15/23	1,200	1,214
	Express Scripts Holding Co.	3.500%	6/15/24	1,000	1,027
8	FBG Finance Pty Ltd.	3.750%	8/7/20	510	366
	Gilead Sciences Inc.	1.850%	9/20/19	715	714
	Gilead Sciences Inc.	4.400%	12/1/21	205	214
	Gilead Sciences Inc.	3.250%	9/1/22	792	813
	Gilead Sciences Inc.	2.500%	9/1/23	425	428
	Gilead Sciences Inc.	3.700%	4/1/24	600	633
	GlaxoSmithKline Capital plc	2.875%	6/1/22	6,700	6,816
7	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	311
	HCA Inc.	6.500%	2/15/20	545	558
	HCA Inc.	5.000%	3/15/24	1,970	2,142
7	Hologic Inc.	4.375%	10/15/25	350	355
	Keurig Dr Pepper Inc.	3.551%	5/25/21	2,555	2,604
7	Kraft Heinz Foods Co.	4.875%	2/15/25	3,000	3,094
	Kroger Co.	6.150%	1/15/20	350	357
	Kroger Co.	2.600%	2/1/21	950	953
	Kroger Co.	2.950%	11/1/21	990	1,001
	Kroger Co.	2.800%	8/1/22	600	606
	Laboratory Corp. of America Holdings	3.750%	8/23/22	700	723
7	Lamb Weston Holdings Inc.	4.625%	11/1/24	147	152
	McCormick & Co. Inc.	2.700%	8/15/22	100	101
10	Medtronic Global Holdings SCA	0.000%	3/7/21	3,720	4,236
	Molson Coors Brewing Co.	3.500%	5/1/22	800	821
7	Pernod Ricard SA	5.750%	4/7/21	150	158
7	Pernod Ricard SA	4.250%	7/15/22	285	299
	Philip Morris International Inc.	2.500%	8/22/22	600	602
7	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,950	1,943
7	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,695	3,726
	Reynolds American Inc.	4.000%	6/12/22	1,458	1,512
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	1,990	1,987
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,375	1,372
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,300	2,320
	SSM Health Care Corp.	3.688%	6/1/23	750	785
7	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	4,130	4,266
7	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	1,457	1,554
	Tenet Healthcare Corp.	4.750%	6/1/20	162	164
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	535	507
	Tyson Foods Inc.	4.500%	6/15/22	300	316
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,053
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	2,100	2,103

	Energy (5.3%)
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500%	10/15/19	865	870
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	798	817
	Apache Corp.	3.625%	2/1/21	220	223
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	80	81
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	2,313	2,336
	BP Capital Markets America Inc.	4.500%	10/1/20	2,190	2,249
	BP Capital Markets America Inc.	4.742%	3/11/21	1,490	1,551
	BP Capital Markets America Inc.	3.245%	5/6/22	900	926
	BP Capital Markets America Inc.	2.520%	9/19/22	1,275	1,282
	BP Capital Markets America Inc.	2.750%	5/10/23	115	116
	BP Capital Markets America Inc.	3.216%	11/28/23	2,485	2,558
	BP Capital Markets America Inc.	3.790%	2/6/24	1,685	1,784
	BP Capital Markets America Inc.	3.224%	4/14/24	620	641
	BP Capital Markets plc	2.521%	1/15/20	375	375
	BP Capital Markets plc	2.315%	2/13/20	130	130
	BP Capital Markets plc	2.500%	11/6/22	620	623
	Buckeye Partners LP	4.150%	7/1/23	95	92
	Buckeye Partners LP	4.350%	10/15/24	125	119
	Canadian Natural Resources Ltd.	2.950%	1/15/23	1,065	1,073
	Canadian Natural Resources Ltd.	3.800%	4/15/24	695	724
	Cenovus Energy Inc.	5.700%	10/15/19	821	827
	Concho Resources Inc.	4.375%	1/15/25	1,380	1,435
	ConocoPhillips Co.	2.400%	12/15/22	710	712
	Continental Resources Inc.	5.000%	9/15/22	1,539	1,551
	Continental Resources Inc.	4.500%	4/15/23	165	173
	Continental Resources Inc.	3.800%	6/1/24	820	843
	Devon Energy Corp.	4.000%	7/15/21	200	208
	Devon Energy Corp.	3.250%	5/15/22	815	840
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	499
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	301
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	310
	Enbridge Energy Partners LP	4.375%	10/15/20	25	26
	Encana Corp.	3.900%	11/15/21	140	144
	Energy Transfer Operating LP	4.150%	10/1/20	2,866	2,915
	Energy Transfer Operating LP	4.650%	6/1/21	400	413
	Energy Transfer Operating LP	5.200%	2/1/22	1,085	1,146
	Energy Transfer Operating LP	4.250%	3/15/23	134	140
	Energy Transfer Operating LP	4.200%	9/15/23	1,174	1,230
	Energy Transfer Operating LP	4.900%	2/1/24	730	779
	Energy Transfer Operating LP	4.500%	4/15/24	510	542
7	Eni SPA	4.000%	9/12/23	2,170	2,257
	Enterprise Products Operating LLC	2.550%	10/15/19	40	40
	Enterprise Products Operating LLC	5.200%	9/1/20	737	761
	Enterprise Products Operating LLC	2.850%	4/15/21	935	942
	Enterprise Products Operating LLC	3.500%	2/1/22	1,860	1,908
	EOG Resources Inc.	4.100%	2/1/21	710	728
	EQT Corp.	2.500%	10/1/20	700	698
	EQT Corp.	4.875%	11/15/21	2,005	2,097
	EQT Corp.	3.000%	10/1/22	2,140	2,117
	Husky Energy Inc.	3.950%	4/15/22	40	41
	Husky Energy Inc.	4.000%	4/15/24	95	100
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	128
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,550	1,595
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	325	336
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	145	153
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	360	377
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,395
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	305	313
	Kinder Morgan Inc.	3.050%	12/1/19	40	40
	Kinder Morgan Inc.	6.500%	9/15/20	155	162
7	Kinder Morgan Inc.	5.000%	2/15/21	755	783
	Kinder Morgan Inc.	3.150%	1/15/23	160	163
7	Kinder Morgan Inc.	5.625%	11/15/23	1,000	1,105
	Marathon Oil Corp.	2.700%	6/1/20	190	190
	Marathon Oil Corp.	2.800%	11/1/22	990	992
	Marathon Petroleum Corp.	3.400%	12/15/20	715	723
	Marathon Petroleum Corp.	4.750%	12/15/23	610	657
7	Midwest Connector Capital Co. LLC	3.625%	4/1/22	1,530	1,564
	Nabors Industries Inc.	5.000%	9/15/20	47	47

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Newfield Exploration Co.	5.750%	1/30/22	480	514
	Newfield Exploration Co.	5.625%	7/1/24	670	740
	Phillips 66	4.300%	4/1/22	1,105	1,163
	Phillips 66 Partners LP	2.646%	2/15/20	440	440
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	615	633
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	885	904
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	300	310
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	200	206
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	1,890	2,027
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	975	1,034
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	810	855
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,730	2,835
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	550	595
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	2,095	2,276
	Shell International Finance BV	1.875%	5/10/21	1,295	1,289
	Shell International Finance BV	2.250%	1/6/23	3,205	3,204
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	155	160
6	Spectra Energy Partners LP, 3M USD LIBOR + 0.700%	3.179%	6/5/20	2,430	2,436
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,480	1,522
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	370	376
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	685	711
	Total Capital Canada Ltd.	2.750%	7/15/23	530	539
	Total Capital International SA	2.875%	2/17/22	825	839
	Total Capital International SA	2.700%	1/25/23	275	279
	Total Capital SA	4.250%	12/15/21	475	498
	TransCanada PipeLines Ltd.	2.125%	11/15/19	3,335	3,327
	TransCanada PipeLines Ltd.	2.500%	8/1/22	915	912
6	TransCanada PipeLines Ltd., 3M USD LIBOR + 0.270%	2.793%	11/15/19	3,225	3,227
	Western Midstream Operating LP	5.375%	6/1/21	60	62
	Western Midstream Operating LP	4.000%	7/1/22	245	248
	Williams Cos. Inc.	5.250%	3/15/20	1,779	1,812
	Williams Cos. Inc.	4.125%	11/15/20	1,025	1,044
	Williams Cos. Inc.	4.000%	11/15/21	395	408
	Williams Cos. Inc.	3.600%	3/15/22	1,145	1,174
	Williams Cos. Inc.	3.350%	8/15/22	270	275
	Williams Cos. Inc.	4.300%	3/4/24	495	525

	Other Industrial (0.1%)
7	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	2,365	2,353

	Technology (3.3%)
	Apple Inc.	2.400%	5/3/23	555	561
	Apple Inc.	3.000%	2/9/24	379	391
	Apple Inc.	3.450%	5/6/24	1,870	1,977
	Apple Inc.	2.850%	5/11/24	3,091	3,178
	Apple Inc.	2.750%	1/13/25	1,175	1,201
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	280	277
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	3,680	3,694
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	950	936
7	Broadcom Inc.	3.125%	4/15/21	1,300	1,308
7	Broadcom Inc.	3.125%	10/15/22	1,000	1,005
7	CommScope Finance LLC	5.500%	3/1/24	285	292
7	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,780	3,893
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	275	281
10	Fidelity National Information Services Inc.	0.125%	5/21/21	600	685
7	First Data Corp.	5.750%	1/15/24	870	895
10	Fiserv Inc.	0.375%	7/1/23	220	252
	Fiserv Inc.	2.750%	7/1/24	2,000	2,013
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	3,230	3,272
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,212
	International Business Machines Corp.	2.800%	5/13/21	3,090	3,126
	International Business Machines Corp.	2.500%	1/27/22	1,000	1,006
	International Business Machines Corp.	2.850%	5/13/22	5,110	5,195
	International Business Machines Corp.	3.000%	5/15/24	1,445	1,484
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	778
7	MSCI Inc.	5.250%	11/15/24	1,186	1,222
7	NXP BV / NXP Funding LLC	3.875%	9/1/22	2,600	2,676
7	NXP BV / NXP Funding LLC	4.625%	6/1/23	500	527
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,100	1,176
	Oracle Corp.	2.500%	10/15/22	200	202
	Oracle Corp.	2.625%	2/15/23	1,348	1,365
	Oracle Corp.	3.625%	7/15/23	200	211
	Oracle Corp.	2.400%	9/15/23	2,477	2,492
	Oracle Corp.	2.950%	11/15/24	1,745	1,797
	QUALCOMM Inc.	2.600%	1/30/23	2,485	2,489
	QUALCOMM Inc.	2.900%	5/20/24	250	253
	Total System Services Inc.	3.800%	4/1/21	1,500	1,527
	Tyco Electronics Group SA	2.350%	8/1/19	455	455
	Tyco Electronics Group SA	4.875%	1/15/21	380	394
	Tyco Electronics Group SA	3.500%	2/3/22	375	384
	Tyco Electronics Group SA	3.450%	8/1/24	330	341
7	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	510	529
	Verisk Analytics Inc.	5.800%	5/1/21	315	333
	Verisk Analytics Inc.	4.125%	9/12/22	450	472
	VMware Inc.	2.300%	8/21/20	650	648
	VMware Inc.	2.950%	8/21/22	1,090	1,097

	Transportation (1.8%)
7	Air Canada	7.750%	4/15/21	1,692	1,825
3,7	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	635	654
8	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	472
8	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	178
	Canadian National Railway Co.	2.850%	12/15/21	200	202
3	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.048%	11/1/20	45	47
3	Continental Airlines 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	289	301
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	57	57
3	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	66	68
3	Continental Airlines 2012-2 Class B Pass Through Trust	5.500%	4/29/22	113	116
	CSX Corp.	3.400%	8/1/24	1,065	1,113
3	CSX Transportation Inc.	6.251%	1/15/23	98	107
‡,3	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718%	7/2/24	488	521
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,509	2,761
3	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	153	169
3	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	300	306
3	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	130	133
3	Delta Air Lines 2019-1 Class A Pass Through Trust	3.404%	4/25/24	650	673
3	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	1,175	1,214
	Delta Air Lines Inc.	2.875%	3/13/20	1,168	1,167
	Delta Air Lines Inc.	3.400%	4/19/21	2,845	2,888
	Delta Air Lines Inc.	3.800%	4/19/23	2,535	2,601

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	ERAC USA Finance LLC	2.600%	12/1/21	300	300
7	ERAC USA Finance LLC	3.300%	10/15/22	1,000	1,027
	FedEx Corp.	3.400%	1/14/22	645	661
3,7	Heathrow Funding Ltd.	4.875%	7/15/23	1,265	1,314
7	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.200%	7/15/20	150	151
7	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.300%	4/1/21	1,100	1,113
8	Qantas Airways Ltd.	7.500%	6/11/21	450	349
	Ryder System Inc.	2.875%	6/1/22	1,450	1,468
	Ryder System Inc.	2.500%	9/1/22	300	300
	Ryder System Inc.	3.875%	12/1/23	400	419
	Ryder System Inc.	3.650%	3/18/24	2,105	2,193
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,004
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.650%	8/1/22	222	234
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	82	87
3	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	116	120
3	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	517	521
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	530	562
	Union Pacific Corp.	2.950%	3/1/22	2,319	2,360
	Union Pacific Corp.	4.163%	7/15/22	250	262
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,483
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	138	150
					477,113
Utilities (4.2%)
	Electric (4.0%)
	Alabama Power Co.	3.375%	10/1/20	525	532
	Ameren Illinois Co.	2.700%	9/1/22	215	218
	American Electric Power Co. Inc.	2.150%	11/13/20	1,065	1,061
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	236
	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	101
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	655	657
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,525	1,555
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	635	669
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,145
	CenterPoint Energy Inc.	2.500%	9/1/22	660	661
	CenterPoint Energy Inc.	3.850%	2/1/24	650	681
	Commonwealth Edison Co.	4.000%	8/1/20	675	685
	Dominion Energy Inc.	5.200%	8/15/19	100	100
	Dominion Energy Inc.	2.750%	9/15/22	700	705
6,7	Dominion Energy Inc., 3M USD LIBOR + 0.400%	2.920%	12/1/20	4,840	4,840
	DTE Electric Co.	3.900%	6/1/21	420	431
	DTE Energy Co.	2.400%	12/1/19	1,810	1,809
	DTE Energy Co.	2.600%	6/15/22	540	541
	DTE Energy Co.	3.300%	6/15/22	475	485
	DTE Energy Co.	3.700%	8/1/23	1,995	2,085
	DTE Energy Co.	3.850%	12/1/23	130	136
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,661
	Duke Energy Corp.	3.950%	10/15/23	390	412
7	EDP Finance BV	4.125%	1/15/20	1,558	1,564
7	EDP Finance BV	5.250%	1/14/21	2,070	2,147
	Entergy Arkansas Inc.	3.750%	2/15/21	250	255
	Entergy Louisiana LLC	4.800%	5/1/21	365	378
6,8	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.260%	1.820%	10/15/19	280	196
	Exelon Corp.	2.850%	6/15/20	1,185	1,189
	Exelon Corp.	5.150%	12/1/20	618	637
	Exelon Corp.	2.450%	4/15/21	215	215
	Exelon Corp.	3.497%	6/1/22	246	252
	Exelon Generation Co. LLC	2.950%	1/15/20	1,596	1,599
	Exelon Generation Co. LLC	3.400%	3/15/22	222	227
	FirstEnergy Corp.	2.850%	7/15/22	2,570	2,599
	FirstEnergy Corp.	4.250%	3/15/23	1,283	1,347
7	FirstEnergy Transmission LLC	4.350%	1/15/25	493	528
	Fortis Inc.	2.100%	10/4/21	535	530
	Georgia Power Co.	2.000%	9/8/20	1,240	1,232
	Georgia Power Co.	2.400%	4/1/21	1,245	1,246
	ITC Holdings Corp.	2.700%	11/15/22	750	752
	LG&E & KU Energy LLC	3.750%	11/15/20	325	330
	LG&E & KU Energy LLC	4.375%	10/1/21	280	290
	National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	100	100
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	715	715
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,290	1,310
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	10,720	10,972
	NRG Energy Inc.	7.250%	5/15/26	88	97
	NSTAR Electric Co.	3.500%	9/15/21	470	481
	NSTAR Electric Co.	2.375%	10/15/22	225	226
	NV Energy Inc.	6.250%	11/15/20	200	210
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,455	1,481
	PECO Energy Co.	3.150%	10/15/25	115	119
	Pinnacle West Capital Corp.	2.250%	11/30/20	1,500	1,496
	PPL Capital Funding Inc.	4.200%	6/15/22	50	52
	PPL Capital Funding Inc.	3.500%	12/1/22	225	231
	Progress Energy Inc.	4.400%	1/15/21	1,685	1,730
	Progress Energy Inc.	3.150%	4/1/22	520	530
	Puget Energy Inc.	6.500%	12/15/20	625	659
	Puget Energy Inc.	6.000%	9/1/21	100	107
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,261
	Southern Co.	2.750%	6/15/20	1,120	1,123
	Southern Co.	2.350%	7/1/21	1,645	1,634
	Southern Power Co.	1.950%	12/15/19	865	863
	Tampa Electric Co.	5.400%	5/15/21	370	390
6,8	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	1.975%	1/15/22	200	138
	Virginia Electric & Power Co.	3.450%	9/1/22	445	459
	Virginia Electric & Power Co.	3.450%	2/15/24	350	365

	Natural Gas (0.2%)
7	Engie SA	2.875%	10/10/22	175	178
	Sempra Energy	2.400%	2/1/20	1,470	1,468
	Sempra Energy	2.400%	3/15/20	235	235
	Sempra Energy	2.850%	11/15/20	230	231
	Sempra Energy	2.900%	2/1/23	415	417
6	Sempra Energy, 3M USD LIBOR + 0.250%	2.847%	7/15/19	2,085	2,085
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	154

	Other Utility (0.0%)
8	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	57
					77,493
Total Corporate Bonds (Cost $995,731)					1,011,556
Sovereign Bonds (5.6%)
7	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	462
	Arab Republic of Egypt	6.125%	1/31/22	15	16
10	Arab Republic of Egypt	4.750%	4/16/26	200	229
	Argentine Republic	6.875%	4/22/21	607	532
10	Argentine Republic	3.875%	1/15/22	600	559
10	Argentine Republic	3.375%	1/15/23	506	444
7	Avi Funding Co. Ltd.	2.850%	9/16/20	275	276
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	226
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	208
7	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	445
7	Bermuda	4.138%	1/3/23	200	208
7	BNG Bank NV	2.125%	12/14/20	866	868
7	BOC Aviation Ltd.	2.375%	9/15/21	350	346
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	502

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	CDP Financial Inc.	4.400%	11/25/19	1,540	1,552
7	CDP Financial Inc.	3.150%	7/24/24	670	702
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	208
3	City of Buenos Aires	8.950%	2/19/21	201	202
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	200
	Corp. Andina de Fomento	2.200%	7/18/20	1,087	1,083
	Corp. Andina de Fomento	4.375%	6/15/22	413	435
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	157
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	210
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	535	574
7	CPPIB Capital Inc.	1.250%	9/20/19	1,763	1,759
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	240	244
7	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,459
7,12	Dexia Credit Local SA	1.875%	9/15/21	235	234
7	Dexia Credit Local SA	2.375%	9/20/22	250	252
3	Dominican Republic	7.500%	5/6/21	107	112
	Dominican Republic	6.600%	1/28/24	185	206
7	Electricite de France SA	4.500%	9/21/28	1,403	1,536
	Emirate of Abu Dhabi	3.125%	10/11/27	415	431
	Equinor ASA	2.250%	11/8/19	500	499
	Export-Import Bank of China	2.500%	7/31/19	200	200
	Export-Import Bank of India	2.750%	4/1/20	200	200
	Export-Import Bank of India	2.750%	8/12/20	200	200
	Export-Import Bank of Korea	2.375%	8/12/19	450	450
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,342
	Export-Import Bank of Korea	5.125%	6/29/20	500	514
	Export-Import Bank of Korea	3.000%	11/1/22	200	204
6	Export-Import Bank of Korea, 3M USD LIBOR + 0.460%	3.052%	10/21/19	200	200
6	Export-Import Bank of Korea, 3M USD LIBOR + 0.925%	3.501%	11/1/22	200	203
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	500	500
	Fondo MIVIVIENDA SA	3.500%	1/31/23	280	285
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	270	292
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	201
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	561
7	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	425	447
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	650	651
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	251
6	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	3.310%	11/8/20	500	502
6,13	Japan Bank for International Cooperation, 3M USD LIBOR + 0.390%	2.981%	7/21/20	144	144
13	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	257
7	KazMunayGas National Co. JSC	6.375%	10/24/48	400	477
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,658
7,10	Kingdom of Spain	1.400%	7/30/28	2,760	3,441
7,10	Kingdom of Spain	2.700%	10/31/48	3,510	5,255
	Korea Development Bank	1.375%	9/12/19	525	524
	Korea Development Bank	2.500%	3/11/20	200	200
	Korea Development Bank	3.000%	3/19/22	355	362
	Korea Development Bank	3.250%	2/19/24	495	513
6	Korea Development Bank, 3M USD LIBOR + 0.350%	2.945%	7/3/19	930	930
7	Korea Expressway Corp.	3.625%	10/22/21	220	226
7	Korea National Oil Corp.	2.875%	3/27/22	200	202
7	Korea Southern Power Co. Ltd.	3.000%	1/29/21	495	499
	KSA Sukuk Ltd.	2.894%	4/20/22	1,935	1,960
7	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	474
	NTPC Ltd.	4.250%	2/26/26	200	208
7	OCP SA	5.625%	4/25/24	200	215
7	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	1,326	1,350
7	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	200	211
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	200	211
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	200	214
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	535	560
	Petrobras Global Finance BV	8.750%	5/23/26	185	228
	Petrobras Global Finance BV	7.375%	1/17/27	41	47
	Petroleos Mexicanos	5.500%	1/21/21	4,383	4,439
	Petroleos Mexicanos	4.875%	1/24/22	390	388
	Petroleos Mexicanos	4.625%	9/21/23	116	113
	Petroleos Mexicanos	6.875%	8/4/26	810	818
	Petroleos Mexicanos	6.500%	3/13/27	605	598
	Petroleos Mexicanos	5.350%	2/12/28	75	68
	Petronas Capital Ltd.	5.250%	8/12/19	250	251
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	200	200
	Province of Alberta	1.900%	12/6/19	630	629
7	Province of Alberta	1.750%	8/26/20	3,734	3,720
	Province of Nova Scotia	8.250%	7/30/22	315	368
	Province of Ontario	4.400%	4/14/20	629	640
	Province of Ontario	1.875%	5/21/20	230	229
	Province of Quebec	2.750%	8/25/21	715	726
3	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	123	125
3,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	33	34
	Republic of Colombia	4.375%	7/12/21	2,205	2,282
3	Republic of Colombia	2.625%	3/15/23	1,000	997
3	Republic of Colombia	4.500%	1/28/26	785	848
	Republic of Croatia	6.750%	11/5/19	3,276	3,320
	Republic of Croatia	6.625%	7/14/20	260	270
	Republic of Guatemala	5.750%	6/6/22	385	409
	Republic of Honduras	8.750%	12/16/20	810	869
	Republic of Hungary	6.375%	3/29/21	1,280	1,368
	Republic of Hungary	5.375%	2/21/23	1,200	1,322
	Republic of Hungary	5.750%	11/22/23	161	183
	Republic of Indonesia	4.875%	5/5/21	1,120	1,163
7	Republic of Indonesia	3.700%	1/8/22	400	409
	Republic of Indonesia	3.750%	4/25/22	1,612	1,654
	Republic of Indonesia	5.875%	1/15/24	1,020	1,144
	Republic of Indonesia	4.125%	1/15/25	555	584
	Republic of Lithuania	7.375%	2/11/20	3,570	3,678
	Republic of Lithuania	6.125%	3/9/21	1,375	1,460
7	Republic of Lithuania	6.125%	3/9/21	195	207
	Republic of Lithuania	6.625%	2/1/22	300	332
	Republic of Panama	5.200%	1/30/20	1,270	1,289
	Republic of Poland	5.125%	4/21/21	520	547
	Republic of Poland	5.000%	3/23/22	1,020	1,095
	Republic of Romania	4.375%	8/22/23	250	265
10	Republic of Romania	2.000%	12/8/26	1,574	1,894
10	Republic of Romania	2.375%	4/19/27	45	55
	Republic of Serbia	4.875%	2/25/20	487	493
	Republic of Serbia	7.250%	9/28/21	767	840
	Republic of Slovenia	5.500%	10/26/22	280	307
7	Republic of Slovenia	5.250%	2/18/24	300	336
	Republic of South Africa	5.500%	3/9/20	100	102
10	Romania	2.875%	3/11/29	121	152
7	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	600	638
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	400	425
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	200	200
7	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	785	784
7	Sinopec Group Overseas Development 2018 Ltd.	4.125%	9/12/25	680	726
	Socialist Republic of Vietnam	6.750%	1/29/20	400	409
6	State Bank of India, 3M USD LIBOR + 0.950%	3.539%	4/6/20	1,100	1,102
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	266

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	322
	State of Israel	3.150%	6/30/23	525	544
10	State of Israel	1.500%	1/18/27	115	140
10	State of Israel	1.500%	1/16/29	450	549
	State of Kuwait	2.750%	3/20/22	1,148	1,164
	State of Qatar	4.000%	3/14/29	1,285	1,387
7	Temasek Financial I Ltd.	4.300%	10/25/19	250	252
	United Mexican States	3.625%	3/15/22	644	659
14	United Mexican States	8.000%	9/5/24	44,440	2,354
	United Mexican States	3.600%	1/30/25	265	271
	United Mexican States	4.125%	1/21/26	200	209
10	United Mexican States	1.625%	4/8/26	650	757
Total Sovereign Bonds (Cost $100,757)					102,323
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources Water System Revenue (Central Valley Project)	1.871%	12/1/19	5	5
	California GO	6.200%	10/1/19	350	353
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	2.098%	8/1/19	411	411
Total Taxable Municipal Bonds (Cost $769)					769

				Shares
Convertible Preferred Stocks (0.0%)
§,11	Lehman Brothers Holdings Inc. Pfd. (Cost $694)	7.250%	Perpetual	700	—
Exchange-Traded Funds (0.2%)
	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $3,272)			26,965	3,354
Temporary Cash Investments (3.5%)
Money Market Fund (3.0%)
15	Vanguard Market Liquidity Fund	2.499%		540,849	54,096

				Face
				Amount
				($000)
Certificate of Deposit (0.3%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	6,185	6,178

Commercial Paper (0.2%)
7,16	VW Credit Inc.	3.122%	7/1/19	4,000	3,999
Total Temporary Cash Investments (Cost $64,273)					64,273

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts	7/26/19	38	$129.00	4,902	10

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value•
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
5-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	3,790	68

Put Swaptions
1-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	18,810	1
5-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	3,790	65
1-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 1.970% Semiannually	JPMC	9/5/19	1.970%	13,920	10
5-Year CDX-NA-IG-S32-V1 Credit Protection Sold, Receives 1.000% Quarterly	JPMC	7/17/19	0.675%	4,785	1
5-Year CDX-NA-IG-S32-V1 Credit Protection Sold, Receives 1.000% Quarterly	JPMC	7/17/19	0.800%	3,780	—
					77
Total Options Purchased (Cost $192)					155
Total Investments (99.7%) (Cost $1,786,254)					1,817,193

Short-Term Investment-Grade Portfolio

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	91
Receivables for Investment Securities Sold	1,384
Receivables for Accrued Income	12,638
Receivables for Capital Shares Issued	298
Variation Margin Receivable—Futures Contracts	7
Variation Margin Receivable—CC Swap Contracts	22
Unrealized Appreciation—Forward Currency Contracts	14
Unrealized Appreciation—OTC Swap Contracts	140
Other Assets[17]	2,484
Total Other Assets	17,078
Liabilities
Payables for Investment Securities Purchased	(9,033)
Payables for Capital Shares Redeemed	(644)
Payables to Vanguard	(622)
Variation Margin Payable—Futures Contracts	(49)
Variation Margin Payable—CC Swap Contracts	(106)
Unrealized Depreciation—Forward Currency Contracts	(637)
Unrealized Depreciation—OTC Swap Contracts	(272)
Options Written, at Value[18]	(330)
Total Liabilities	(11,693)
Net Assets (100%)
Applicable to 170,808,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,822,578
Net Asset Value Per Share	$10.67

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,788,812
Total Distributable Earnings (Loss)	33,766
Net Assets	1,822,578

•	See Note A in Notes to Financial Statements.
†	Inverse interest-only security.
‡	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
§	Security value determined using significant unobservable inputs.
1	Securities with a value of $1,351,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,261,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.
6

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $347,731,000, representing 19.1% of net assets.

8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in euro.
11	Non-income-producing security—security in default.
12	Guaranteed by multiple countries.
13	Guaranteed by the Government of Japan.
14	Face amount denominated in Mexican peso.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the value of these securities was $3,999,000, representing 0.2% of net assets.

17	Cash of $530,000 has been segregated as collateral for open forward currency and open over-the-counter swap contracts.
18	Includes premiums received of $262,000.
CC—Centrally Cleared.
CITNA—Citibank, N.A.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
OTC—Over-the-Counter.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	8/23/2019	19	$129.00	2,451	(9)

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 2.350% Semiannually	BARC	11/22/19	2.350%	1,880	(75)
30-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 0.880% Semiannually	BNPSW	7/10/19	0.880%	950[1]	(47)
10-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 2.108% Semiannually	CITNA	7/5/19	2.108%	1,890	(28)
10-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 2.103% Semiannually	DBAG	7/5/19	2.103%	1,890	(27)
10-Year Interest Rate Swap, Receives 3-Month LIBOR Quarterly, Pays 2.392% Semiannually	JPMC	11/21/19	2.392%	1,880	(81)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	7/17/19	0.625%	4,785	(18)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	7/17/19	0.625%	3,825	(14)
					(290)

Short-Term Investment-Grade Portfolio

Options Written (continued)
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Put Swaptions
10-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 2.350% Semiannually	BARC	11/22/19	2.350%	1,880	(7)
30-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 0.880% Semiannually	BNPSW	7/10/19	0.880%	950[1]	(1)
10-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 2.108% Semiannually	CITNA	7/5/19	2.108%	1,890	—
10-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 2.103% Semiannually	DBAG	7/5/19	2.103%	1,890	—
2-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 1.930% Semiannually	JPMC	9/5/19	1.930%	13,920	(14)
10-Year Interest Rate Swap, Pays 3-Month LIBOR Quarterly, Receives 2.392% Semiannually	JPMC	11/21/19	2.392%	1,880	(6)
5-Year CDX-NA-IG-S32-V1 Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/19	0.625%	3,825	(1)
5-Year CDX-NA-IG-S32-V1 Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/19	0.625%	4,785	(2)
					(31)
					(321)
Total Options Written (Premiums Received $262)					(330)

1 Notional amount denominated in euro.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

CITNA—Citibank, N.A.

DBAG—Deutsche Bank AG.

JPMC—JPMorgan Chase Bank, N.A.

Short-Term Investment-Grade Portfolio

Futures Contracts
					(000)
					Value and
		Number of			Unrealized
		Long (Short )	Notional		Appreciation
	Expiration	Contracts	Amount		(Depreciation	)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	736	USD	158,372	USD	769
5-Year U.S. Treasury Note	September 2019	187	USD	22,095	USD	—
Long Gilt	September 2019	55	GBP	7,167	USD	98
						867

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(198)	USD	(25,338)	USD	(347)
Euro-Bund	September 2019	(139)	EUR	(24,011)	USD	(204)
Euro-Schatz	September 2019	(85)	EUR	(9,544)	USD	(20)
AUD 3-Year Treasury Bond	September 2019	(31)	AUD	(3,565)	USD	(5)
Ultra 10-Year U.S. Treasury Note	September 2019	(25)	USD	(3,453)	USD	(28)
Euro-Bobl	September 2019	(18)	EUR	(2,420)	USD	(11)
Ultra Long U.S. Treasury Bond	September 2019	(11)	USD	(1,953)	USD	(2)
AUD 10-Year Treasury Bond	September 2019	(8)	AUD	(1,149)	USD	(7)
30-Year U.S. Treasury Bond	September 2019	(3)	USD	(467)	USD	(6)
						(630)
						237

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs Bank AG	7/15/19	EUR	3,728	USD	4,253	—	(8)
RBC Capital Markets LLC	7/15/19	AUD	1,259	USD	872	12	—
Bank of America, N.A.	7/15/19	AUD	280	USD	196	1	—
Morgan Stanley Capital Services LLC	7/15/19	EUR	84	USD	94	1	—
Morgan Stanley Capital Services LLC	7/15/19	USD	30,232	EUR	26,838	—	(324)
Morgan Stanley Capital Services LLC	7/15/19	USD	8,240	AUD	12,004	—	(193)
BNP Paribas	7/15/19	USD	6,782	GBP	5,395	—	(74)
Bank of America, N.A.	7/15/19	USD	2,359	MXN	45,460	—	(4)
Toronto-Dominion Bank	7/15/19	USD	2,127	EUR	1,895	—	(31)
Bank of America, N.A.	7/15/19	USD	169	EUR	149	—	(1)
BNP Paribas	7/15/19	USD	157	EUR	138	—	—
RBC Capital Markets LLC	7/15/19	USD	137	EUR	122	—	(2)
JPMorgan Chase Bank, N.A.	7/15/19	USD	28	EUR	25	—	—
JPMorgan Chase Bank, N.A.	7/16/19	USD	4	JPY	471	—	—
						14	(637)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

Short-Term Investment-Grade Portfolio

Centrally Cleared Credit Default Swaps
				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid)	1	Value	(Depreciation )
Reference Entity	Date		(000)	(%)		($000)	($000)
Credit Protection Sold
CDX-NA-IG-S32-V1	6/20/29	USD	950	1.000		(2)	7

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	2,755	(1.000)		(59)	(3)
CDX-NA-IG-S32-V1	6/20/24	USD	5,272	(1.000)		(114)	(7)
iTraxx Europe-S31-V1	6/20/24	EUR	7,620	(1.000)		(207)	(36)
							(46)
							(39)

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

EUR—euro.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	835	1.000	17	(8)	9	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	415	1.000	9	(5)	4	—
Boeing Co./A2	6/20/24	GSI	2,145	1.000	59	(52)	7	—
General Electric Capital Corp./A2	12/20/19	DBAG	710	1.000	3	(2)	1	—
Metlife Inc./A3	12/20/20	GSCM	350	1.000	4	—	4	—
Metlife Inc./A3	12/20/21	BARC	160	1.000	3	—	3	—
People’s Republic of China/A3	6/20/22	BNPSW	665	1.000	15	(3)	12	—
People’s Republic of China/A3	12/20/23	GSI	670	1.000	18	(11)	7	—
People’s Republic of China/A3	6/20/24	GSI	295	1.000	8	(7)	1	—
Republic of Indonesia/Baa2	6/20/24	BNPSW	390	1.000	1	1	2	—
Southern Co./Baa2	6/20/22	JPMC	3,270	1.000	57	(33)	24	—
Verizon Communications Inc./Baa1	12/20/22	GSI	835	1.000	16	(10)	6	—
					210	(130)	80	—

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	475	(1.000)	(2)	2	—	—
Altria Group Inc.	12/20/21	GSI	1,740	(1.000)	(34)	26	—	(8)
American International Group Inc.	6/20/20	BOANA	280	(1.000)	(3)	1	—	(2)
American International Group Inc.	6/20/20	BOANA	280	(1.000)	(3)	1	—	(2)

Short-Term Investment-Grade Portfolio

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
American International Group Inc.	12/20/20	GSCM	350	(1.000)	(4)	2	—	(2)
American International Group Inc.	12/20/20	GSCM	175	(1.000)	(2)	(1)	—	(3)
Autozone Inc.	12/20/20	GSCM	240	(1.000)	(3)	2	—	(1)
Bank of America Corp.	3/20/20	GSCM	520	(1.000)	(3)	1	—	(2)
Bank of China Ltd.	12/20/21	BNPSW	300	(1.000)	(6)	(1)	—	(7)
Bank of China Ltd.	6/20/22	BNPSW	665	(1.000)	(14)	—	—	(14)
Bank of China Ltd.	6/20/23	BNPSW	515	(1.000)	(12)	7	—	(5)
Commerzbank AG	6/20/21	BOANA	590	(1.000)	(9)	(3)	—	(12)
CVS Health Corp.	12/20/20	BOANA	240	(1.000)	(3)	2	—	(1)
CVS Health Corp.	12/20/20	BOANA	240	(1.000)	(3)	2	—	(1)
CVS Health Corp.	12/20/20	BOANA	120	(1.000)	(2)	1	—	(1)
CVS Health Corp.	12/20/20	BOANA	120	(1.000)	(2)	2	—	—
CVS Health Corp.	12/20/21	BARC	465	(1.000)	(8)	7	—	(1)
CVS Health Corp.	12/20/21	BARC	160	(1.000)	(3)	3	—	—
CVS Health Corp.	12/20/21	JPMC	700	(1.000)	(13)	10	—	(3)
Deutsche Bank AG	12/20/22	JPMC	830	(1.000)	11	2	13	—
Deutsche Bank AG	6/20/24	GSI	300[1]	(1.000)	9	(10)	—	(1)
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(34)	24	—	(10)
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(33)	25	—	(8)
Dominion Energy Inc.	6/20/22	JPMC	410	(1.000)	(10)	8	—	(2)
Exelon Corp.	6/20/22	JPMC	655	(1.000)	(17)	13	—	(4)
Exelon Corp.	6/20/22	JPMC	410	(1.000)	(11)	8	—	(3)
Federative Republic of Brazil	12/20/25	BOANA	578	(1.000)	27	(108)	—	(81)
Federative Republic of Brazil	12/20/25	GSCM	275	(1.000)	13	(48)	—	(35)
LafargeHolcim Ltd.	6/20/24	BNPSW	495[1]	(1.000)	(10)	2	—	(8)
Lincoln National Corp.	6/20/21	BARC	80	(1.000)	(1)	1	—	—
Lincoln National Corp.	6/20/21	BARC	80	(1.000)	(1)	(1)	—	(2)
Lincoln National Corp.	12/20/21	BARC	160	(1.000)	(3)	—	—	(3)
McDonald’s Corp.	6/20/22	GSI	675	(1.000)	(18)	13	—	(5)
Ministry of Finance Malaysia	6/20/24	CITNA	290	(1.000)	(7)	7	—	—
Ministry of Finance Malaysia	6/20/24	JPMC	115	(1.000)	(3)	3	—	—
People’s Republic of China	12/20/23	BARC	380	(1.000)	(10)	9	—	(1)
People’s Republic of China	12/20/23	BARC	290	(1.000)	(8)	6	—	(2)
Raytheon Co.	12/20/21	GSI	585	(1.000)	(14)	11	—	(3)
Raytheon Co.	12/20/21	GSI	580	(1.000)	(14)	11	—	(3)

Short-Term Investment-Grade Portfolio

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Republic of Chile	6/20/24	GSI	290	(1.000)	(9)	9	—	—
Republic of Colombia	6/20/24	BARC	135	(1.000)	(1)	(1)	—	(2)
Republic of Colombia	6/20/24	HSBCC	550	(1.000)	(3)	1	—	(2)
Republic of Turkey	6/20/23	BNPSW	660	(1.000)	63	(24)	39	—
Republic of Turkey	6/20/24	BARC	337	(1.000)	43	(35)	8	—
Sempra Energy	6/20/22	JPMC	655	(1.000)	(14)	13	—	(1)
Sempra Energy	6/20/22	JPMC	410	(1.000)	(9)	8	—	(1)
Societe Generale SA	12/20/21	JPMC	235	(1.000)	(5)	1	—	(4)
Societe Generale SA	6/20/24	JPMC	1,010[1]	(1.000)	(16)	6	—	(10)
Standard Chartered Bank	12/20/21	JPMC	395	(1.000)	(9)	—	—	(9)
State of Qatar	6/20/22	CITNA	50	(1.000)	(1)	—	—	(1)
United Mexican States	6/20/24	BARC	246	(1.000)	1	(2)	—	(1)
United Mexican States	6/20/24	JPMC	300	(1.000)	1	(2)	—	(1)
UnitedHealth Group Inc.	12/20/19	CSFBI	475	(1.000)	(2)	2	—	—
UnitedHealth Group Inc.	6/20/20	CSFBI	470	(1.000)	(4)	3	—	(1)
Wells Fargo & Co.	9/20/20	BOANA	620	(1.000)	(6)	3	—	(3)
					(234)	22	60	(272)
					(24)	(108)	140	(272)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1   Notional amount denominated in euro.

2   Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

CSFBI—Credit Suisse First Boston International.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

HSBCC—HSBC Bank USA, N.A.

JPMC—JPMorgan Chase Bank, N.A.

Short-Term Investment-Grade Portfolio

Centrally Cleared Interest Rate Swaps
			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
9/18/20	9/18/19[1]	6,370	3.000		(0.000)		72	4
9/20/21	9/18/19[1]	6,373	(1.750)		0.000		(5)	(7)
9/19/22	9/18/19[1]	10,080	(1.750)		0.000		(19)	(18)
9/18/23	9/18/19[1]	10,624	(1.750)		0.000		(20)	(27)
9/18/24	9/18/19[1]	8,170	(2.000)		0.000		(102)	(27)
9/18/26	9/18/19[1]	4,922	(3.000)		0.000		(379)	(23)
6/19/29	N/A	5,260	2.345		(2.419)		188	147
6/25/29	N/A	911	1.906		(2.343)		(4)	(1)
6/25/29	N/A	751	1.917		(2.343)		(3)	(3)
7/2/29	7/2/19[1]	1,880	(2.188)		0.000		(40)	(40)
7/2/29	7/2/19[1]	1,880	(2.188)		0.000		(40)	(40)
11/21/29	11/21/19[1]	2,519	2.392		(0.000)		100	33
3/31/31	3/30/21[1]	372	2.227		(0.000)		6	6
3/31/31	3/30/21[1]	186	(2.474)		0.000		(7)	(7)
7/12/49	7/12/19[1]	827[4]	0.880		(0.000)		42	12
							(211)	9

1   Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Fixed interest payment received/paid semiannually.

3   Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

4   Notional amount denominated in euro.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	26,563
Total Income	26,563
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative	961
Marketing and Distribution	92
Custodian Fees	32
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Total Expenses	1,212
Net Investment Income	25,351
Realized Net Gain (Loss)
Investment Securities Sold[1]	367
Futures Contracts	(2,303)
Options Purchased	26
Options Written	452
Swap Contracts	(1,891)
Forward Currency Contracts	233
Foreign Currencies	279
Realized Net Gain (Loss)	(2,837)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	47,018
Futures Contracts	457
Options Purchased	(35)
Options Written	20
Swap Contracts	129
Forward Currency Contracts	(338)
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	47,253
Net Increase (Decrease) in Net Assets Resulting from Operations	69,767

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $795,000, $7,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,351	44,595
Realized Net Gain (Loss)	(2,837)	(14,885)
Change in Unrealized Appreciation (Depreciation)	47,253	(13,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	69,767	16,148
Distributions
Net Investment Income	(46,758)	(28,556)
Realized Capital Gain	—	—
Total Distributions	(46,758)	(28,556)
Capital Share Transactions
Issued	237,764	405,970
Issued in Lieu of Cash Distributions	46,758	28,556
Redeemed	(168,284)	(342,930)
Net Increase (Decrease) from Capital Share Transactions	116,238	91,596
Total Increase (Decrease)	139,247	79,188
Net Assets
Beginning of Period	1,683,331	1,604,143
End of Period	1,822,578	1,683,331

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.54	$10.63	$10.63	$10.55	$10.63	$10.68
Investment Operations
Net Investment Income	.153[1]	.284[1]	.224[1]	.215	.207	.187
Net Realized and Unrealized Gain (Loss) on Investments	.266	(.187)	.005	.068	(.088)	(.002)
Total from Investment Operations	.419	.097	.229	.283	.119	.185
Distributions
Dividends from Net Investment Income	(.289)	(.187)	(.211)	(.203)	(.197)	(.180)
Distributions from Realized Capital Gains	—	—	(.018)	—	(.002)	(.055)
Total Distributions	(.289)	(.187)	(.229)	(.203)	(.199)	(.235)
Net Asset Value, End of Period	$10.67	$10.54	$10.63	$10.63	$10.55	$10.63

Total Return	4.04%	0.94%	2.19%	2.72%	1.12%	1.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,823	$1,683	$1,604	$1,372	$1,303	$1,265
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.16%	0.16%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.93%	2.72%	2.11%	2.05%	1.94%	1.88%
Portfolio Turnover Rate	70%[2]	78%	83%	65%	74%	83%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes 2% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Notes to Financial Statements

The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 8% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Short-Term Investment-Grade Portfolio

4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Short-Term Investment-Grade Portfolio

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended June 30, 2019, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its

Short-Term Investment-Grade Portfolio

obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2019, the portfolio’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

8. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

10.Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11.Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Short-Term Investment-Grade Portfolio

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

12. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $91,000, representing 0.00% of the portfolio’s net assets and 0.04% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	207,849	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	425,731	1,183
Corporate Bonds	—	1,011,556	—
Sovereign Bonds	—	102,323	—
Taxable Municipal Bonds	—	769	—
Convertible Preferred Stocks	—	—	—	[2]
Exchange-Traded Funds	3,354	—	—
Temporary Cash Investments	54,096	10,177	—
Options Purchased	10	145	—
Options Written	(9)	(321)	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(49)	—	—
Forward Currency Contracts—Assets	—	14	—
Forward Currency Contracts—Liabilities	—	(637)	—
Swap Contracts—Assets	22 [1]	140	—
Swap Contracts—Liabilities	(106)[1]	(272)	—
Total	57,325	1,757,474	1,183

1   Represents variation margin on the last day of the reporting period.

2   Market value of convertible preferred stocks based on Level 3 inputs.

Short-Term Investment-Grade Portfolio

D.   At June 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Options Purchased	154	—	1	155
Variation Margin Receivable—Futures Contracts	7	—	—	7
Variation Margin Receivable— CC Swap Contracts	21	—	1	22
Unrealized Appreciation—Forward Currency Contracts	—	14	—	14
Unrealized Appreciation—OTC Swap Contracts	—	—	140	140
Total Assets	182	14	142	338

Options Written	(295)	—	(35)	(330)
Variation Margin Payable—Futures Contracts	(49)	—	—	(49)
Variation Margin Payable—CC Swap Contracts	(95)	—	(11)	(106)
Unrealized Depreciation—Forward Currency Contracts	—	(637)	—	(637)
Unrealized Depreciation—OTC Swap Contracts	—	—	(272)	(272)
Total Liabilities	(439)	(637)	(318)	(1,394)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(2,303)	—	—	(2,303)
Options Purchased	30	—	(4)	26
Options Written	342	—	110	452
Forward Currency Contracts	—	233	—	233
Swap Contracts	(1,772)	—	(119)	(1,891)
Realized Net Gain (Loss) on Derivatives	(3,703)	233	(13)	(3,483)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	457	—	—	457
Options Purchased	(29)	—	(6)	(35)
Options Written	34	—	(14)	20
Forward Currency Contracts	—	(338)	—	(338)
Swap Contracts	247	—	(118)	129
Change in Unrealized Appreciation
(Depreciation) on Derivatives	709	(338)	(138)	233

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,786,100
Gross Unrealized Appreciation	35,506
Gross Unrealized Depreciation	(5,183)
Net Unrealized Appreciation (Depreciation)	30,323

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the portfolio had available capital losses totaling $17,257,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Short-Term Investment-Grade Portfolio

F.   During the six months ended June 30, 2019, the portfolio purchased $574,408,000 of investment securities and sold $449,725,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $122,104,000 and $123,038,000, respectively.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	22,483	38,802
Issued in Lieu of Cash Distributions	4,483	2,756
Redeemed	(15,899)	(32,778)
Net Increase (Decrease) in Shares Outstanding	11,067	8,780

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 57% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Short-Term Investment-Grade Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Small Company Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Small Company Growth Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,195.57	$1.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.21	1.61

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.32%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Small Company Growth Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	2.5%
Consumer Discretionary	15.8
Consumer Staples	1.1
Energy	0.5
Financials	4.5
Health Care	22.0
Industrials	24.1
Information Technology	24.7
Materials	2.5
Real Estate	2.0
Utilities	0.3

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Small Company Growth Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.8%)[1]
Communication Services (2.4%)
	Cinemark Holdings Inc.	370,539	13,376
	National CineMedia Inc.	1,127,203	7,394
^	Match Group Inc.	87,752	5,903
*	Boingo Wireless Inc.	226,147	4,064
	Nexstar Media Group Inc. Class A	35,106	3,546
*	TechTarget Inc.	164,496	3,496
*	Glu Mobile Inc.	428,694	3,078
*	Liberty TripAdvisor Holdings Inc. Class A	225,571	2,797
	New York Times Co. Class A	50,139	1,636
*	Bandwidth Inc. Class A	17,866	1,340
	World Wrestling Entertainment Inc. Class A	17,073	1,233
	Meredith Corp.	22,378	1,232
	Tribune Publishing Co.	123,706	986
	Shenandoah Telecommunications Co.	25,443	980
			51,061
Consumer Discretionary (15.1%)
*	Skechers U.S.A. Inc. Class A	1,060,335	33,390
	Hanesbrands Inc.	1,468,997	25,296
*	Grand Canyon Education Inc.	188,741	22,086
*	Sally Beauty Holdings Inc.	1,430,149	19,078
*	frontdoor Inc.	431,939	18,811
	Shutterstock Inc.	388,756	15,235
	Polaris Industries Inc.	161,200	14,706
	Carter’s Inc.	136,209	13,286
*	Deckers Outdoor Corp.	51,256	9,020
*	Planet Fitness Inc. Class A	119,953	8,689
*	Under Armour Inc. Class C	379,741	8,430
*	Etsy Inc.	132,713	8,145
	Wolverine World Wide Inc.	258,686	7,124
	Wingstop Inc.	72,133	6,835
	H&R Block Inc.	220,376	6,457
	PulteGroup Inc.	191,375	6,051
*	Boot Barn Holdings Inc.	169,763	6,050
^,*	YETI Holdings Inc.	207,480	6,007
	Brinker International Inc.	139,753	5,499
	Domino’s Pizza Inc.	17,707	4,928
*	ServiceMaster Global Holdings Inc.	90,273	4,702
^,*	RH	36,314	4,198
	Dave & Buster’s Entertainment Inc.	101,393	4,103
*	Chegg Inc.	106,022	4,091
	Dine Brands Global Inc.	42,264	4,035
	Core-Mark Holding Co. Inc.	100,987	4,011
*	SeaWorld Entertainment Inc.	117,461	3,641
	Lear Corp.	19,297	2,688
*	Five Below Inc.	21,452	2,575
*	Chewy Inc.	72,654	2,543
*	Rent-A-Center Inc.	94,622	2,520
	Gentex Corp.	100,564	2,475
*	Denny’s Corp.	110,868	2,276
*	Zumiez Inc.	86,600	2,260
*	Ollie’s Bargain Outlet Holdings Inc.	24,955	2,174
*	NVR Inc.	584	1,968
*	Stoneridge Inc.	61,905	1,953
*	Murphy USA Inc.	22,529	1,893
^	Tailored Brands Inc.	291,975	1,685
	Columbia Sportswear Co.	16,509	1,654
*	G-III Apparel Group Ltd.	54,198	1,595
*	1-800-Flowers.com Inc. Class A	80,552	1,521
^,*	Fossil Group Inc.	126,874	1,459
*	Roku Inc.	16,076	1,456
*	Burlington Stores Inc.	8,377	1,425
*	TopBuild Corp.	17,072	1,413
*	Conn’s Inc.	77,021	1,373
	Wendy’s Co.	68,364	1,339
*	Everi Holdings Inc.	97,070	1,158
	Nordstrom Inc.	35,526	1,132
*	Kontoor Brands Inc.	30,673	859
	Bloomin’ Brands Inc.	44,046	833
*	Career Education Corp.	40,049	764
			318,895
Consumer Staples (1.1%)
*	Boston Beer Co. Inc. Class A	19,858	7,501
	Medifast Inc.	30,781	3,949
	Coca-Cola Consolidated Inc.	9,383	2,808
^	B&G Foods Inc.	98,115	2,041
*	Post Holdings Inc.	17,261	1,795
*	BJ’s Wholesale Club Holdings Inc.	67,203	1,774
*	Herbalife Nutrition Ltd.	27,668	1,183
	Casey’s General Stores Inc.	6,044	943
*	Chefs’ Warehouse Inc.	26,462	928
			22,922
Energy (0.5%)
*	Renewable Energy Group Inc.	171,545	2,721
*	W&T Offshore Inc.	501,672	2,488
*	RigNet Inc.	221,753	2,235
*	CONSOL Energy Inc.	46,768	1,245
*	ProPetro Holding Corp.	52,851	1,094
	Delek US Holdings Inc.	19,555	792
			10,575
Financials (4.3%)
	LPL Financial Holdings Inc.	259,155	21,139
	WisdomTree Investments Inc.	1,365,896	8,427
	Primerica Inc.	60,148	7,215
	FirstCash Inc.	64,384	6,440
	OneMain Holdings Inc.	159,262	5,385
	Walker & Dunlop Inc.	80,519	4,284
	Bank of NT Butterfield & Son Ltd.	120,754	4,101
	Bank OZK	120,268	3,619
	Voya Financial Inc.	61,670	3,410
^,*	Health Insurance Innovations Inc. Class A	131,075	3,397
	MSCI Inc. Class A	14,181	3,386
*	Enova International Inc.	122,027	2,813
	CIT Group Inc.	45,273	2,379
*	Cowen Inc. Class A	134,712	2,316
	East West Bancorp Inc.	42,582	1,991
*	NMI Holdings Inc. Class A	63,609	1,806
*	SVB Financial Group	6,762	1,519
	Universal Insurance Holdings Inc.	51,576	1,439
	Greenhill & Co. Inc.	94,865	1,289
	BrightSphere Investment Group plc	104,544	1,193
*	Alleghany Corp.	1,572	1,071
	Independent Bank Corp.	12,249	933
	Piper Jaffray Cos.	10,127	752
*	MBIA Inc.	57,455	535
*	On Deck Capital Inc.	74,543	309
*	Regional Management Corp.	8,888	234
			91,382
Health Care (21.1%)
*	Syneos Health Inc.	387,698	19,807
	STERIS plc	122,260	18,202
*	Quidel Corp.	212,697	12,617
*	MEDNAX Inc.	490,846	12,384
*	BioTelemetry Inc.	234,450	11,289
*	Integra LifeSciences Holdings Corp.	201,204	11,237
*	Exact Sciences Corp.	92,828	10,957
*	Catalent Inc.	199,900	10,837
*	Prestige Consumer Healthcare Inc.	338,323	10,718
	Cooper Cos. Inc.	30,704	10,344
*	Medidata Solutions Inc.	110,132	9,968
*	Ionis Pharmaceuticals Inc.	136,014	8,742
*	Agios Pharmaceuticals Inc.	170,300	8,495
	Bruker Corp.	165,425	8,263
	Chemed Corp.	22,657	8,176
*	PRA Health Sciences Inc.	80,465	7,978
*	Axogen Inc.	379,859	7,521
*	Insulet Corp.	62,495	7,461
*	Charles River Laboratories International Inc.	51,992	7,378
	Encompass Health Corp.	114,390	7,248
*	Integer Holdings Corp.	84,295	7,074
*	Spectrum Pharmaceuticals Inc.	804,359	6,926
*	Masimo Corp.	45,856	6,824
*	Heron Therapeutics Inc.	341,176	6,342
*	Veeva Systems Inc. Class A	37,652	6,104
*	Nevro Corp.	89,827	5,823
*	Revance Therapeutics Inc.	437,981	5,681
*	DexCom Inc.	37,622	5,637
*	Novocure Ltd.	87,649	5,542
*	Medpace Holdings Inc.	84,186	5,507

Small Company Growth Portfolio

			Market
			Value•
		Shares	($000)
*	Ironwood Pharmaceuticals Inc. Class A	493,508	5,399
^,*	Esperion Therapeutics Inc.	115,846	5,389
^,*	Immunomedics Inc.	385,652	5,349
*	Genomic Health Inc.	91,753	5,337
^,*	Viking Therapeutics Inc.	640,694	5,318
^,*	Arrowhead Pharmaceuticals Inc.	200,311	5,308
*	Amedisys Inc.	40,507	4,918
*	CorVel Corp.	56,270	4,896
*	Tenet Healthcare Corp.	225,518	4,659
*	Mettler-Toledo International Inc.	5,291	4,444
*	Neurocrine Biosciences Inc.	48,105	4,062
*	Pacira BioSciences Inc.	82,412	3,584
*	IQVIA Holdings Inc.	22,260	3,582
	Hill-Rom Holdings Inc.	34,040	3,561
	Ensign Group Inc.	59,978	3,414
*	Endologix Inc.	462,140	3,346
*	Alkermes plc	145,887	3,288
*	Biohaven Pharmaceutical Holding Co. Ltd.	74,950	3,282
*	Tandem Diabetes Care Inc.	50,737	3,274
*	Enanta Pharmaceuticals Inc.	37,745	3,185
*	Halozyme Therapeutics Inc.	184,698	3,173
*	Haemonetics Corp.	26,007	3,130
*	MacroGenics Inc.	183,017	3,106
*	Molina Healthcare Inc.	21,130	3,025
*	NanoString Technologies Inc.	99,131	3,009
*	DBV Technologies SA ADR	363,046	2,984
	PerkinElmer Inc.	29,359	2,828
	Mesa Laboratories Inc.	11,548	2,822
*	Acorda Therapeutics Inc.	367,609	2,820
*	ICU Medical Inc.	10,617	2,675
*	Surmodics Inc.	60,427	2,609
*	STAAR Surgical Co.	83,453	2,452
*	Fluidigm Corp.	190,873	2,352
*	HMS Holdings Corp.	72,528	2,349
*	CareDx Inc.	64,999	2,339
*	Lantheus Holdings Inc.	78,815	2,230
*	Twist Bioscience Corp.	73,266	2,125
*	Natera Inc.	71,731	1,978
*	Endo International plc	470,202	1,937
*	Align Technology Inc.	6,677	1,827
*	Assertio Therapeutics Inc.	528,241	1,822
*	Epizyme Inc.	140,059	1,758
	US Physical Therapy Inc.	13,305	1,631
*	Vericel Corp.	85,822	1,621
*	Horizon Therapeutics plc	65,347	1,572
*	Precision BioSciences Inc.	118,241	1,567
^,*	Intrexon Corp.	201,755	1,545
*	HealthEquity Inc.	23,319	1,525
*	Alder Biopharmaceuticals Inc.	125,778	1,480
*	Voyager Therapeutics Inc.	52,426	1,427
*	Myriad Genetics Inc.	49,499	1,375
	LeMaitre Vascular Inc.	45,977	1,286
	Luminex Corp.	60,247	1,244
*	Akorn Inc.	229,680	1,183
*	FibroGen Inc.	25,916	1,171
*	Pieris Pharmaceuticals Inc.	243,036	1,142
*	Global Blood Therapeutics Inc.	20,648	1,086
	Phibro Animal Health Corp. Class A	32,100	1,020
*	NuVasive Inc.	17,092	1,001
	Atrion Corp.	1,109	946
*	Iovance Biotherapeutics Inc.	37,478	919
*	Invitae Corp.	36,756	864
^,*	MannKind Corp.	734,007	844
*	Silk Road Medical Inc.	17,378	842
*	Veracyte Inc.	24,021	685
*	ImmunoGen Inc.	307,341	667
*	Jounce Therapeutics Inc.	126,213	625
*	Orthofix Medical Inc.	10,615	561
*	Reata Pharmaceuticals Inc. Class A	5,520	521
^,*	NewLink Genetics Corp.	302,850	448
*	Collegium Pharmaceutical Inc.	34,025	447
*	Vanda Pharmaceuticals Inc.	31,326	441
*	Cyclerion Therapeutics Inc.	37,118	425
^,*	Inovio Pharmaceuticals Inc.	125,905	370
^,*	Novavax Inc.	31,923	187
^,*	Conatus Pharmaceuticals Inc.	152,005	40
			444,735
Industrials (23.0%)
*	Sensata Technologies Holding plc	605,903	29,689
*	Clean Harbors Inc.	363,303	25,831
*	TriNet Group Inc.	377,187	25,573
*	Middleby Corp.	163,657	22,208
	MSC Industrial Direct Co. Inc. Class A	277,847	20,633
	Kennametal Inc.	473,790	17,526
*	Kirby Corp.	219,772	17,362
	John Bean Technologies Corp.	132,266	16,021
	ABM Industries Inc.	400,200	16,008
	HEICO Corp. Class A	145,309	15,021
	Woodward Inc.	129,669	14,673
	Tennant Co.	214,074	13,101
	Heartland Express Inc.	628,319	11,354
	Ritchie Bros Auctioneers Inc.	318,606	10,584
	Lennox International Inc.	36,852	10,134
*	Cimpress NV	101,600	9,235
	Allegion plc	83,259	9,204
	Spirit AeroSystems Holdings Inc. Class A	112,514	9,155
	Forward Air Corp.	150,959	8,929
	Allison Transmission Holdings Inc.	191,969	8,898
*	Generac Holdings Inc.	128,140	8,894
	Armstrong World Industries Inc.	89,761	8,725
	Multi-Color Corp.	170,461	8,518
*	Aerojet Rocketdyne Holdings Inc.	177,924	7,966
	Matson Inc.	197,617	7,677
	Robert Half International Inc.	134,304	7,657
	Huntington Ingalls Industries Inc.	28,562	6,419
	Wabtec Corp.	79,078	5,675
	Landstar System Inc.	50,560	5,460
	Kforce Inc.	154,938	5,437
	EMCOR Group Inc.	60,466	5,327
*	HD Supply Holdings Inc.	132,034	5,318
*	Proto Labs Inc.	44,368	5,148
*	Evoqua Water Technologies Corp.	356,693	5,079
*	Aerovironment Inc.	89,237	5,066
	Albany International Corp. Class A	59,365	4,922
	Hillenbrand Inc.	118,380	4,684
*	Atkore International Group Inc.	179,227	4,637
*	Meritor Inc.	189,456	4,594
*	Continental Building Products Inc.	169,153	4,494
	Korn Ferry	111,790	4,480
	ArcBest Corp.	151,490	4,258
	IDEX Corp.	22,626	3,895
	Comfort Systems USA Inc.	71,043	3,623
	MSA Safety Inc.	25,464	2,684
*	Hub Group Inc. Class A	59,244	2,487
*	TrueBlue Inc.	111,653	2,463
*	Herc Holdings Inc.	48,809	2,237
*	Milacron Holdings Corp.	158,265	2,184
	Covanta Holding Corp.	116,414	2,085
*	Astronics Corp.	49,517	1,992
	Rush Enterprises Inc. Class A	49,949	1,824
*	Harsco Corp.	66,135	1,815
	Federal Signal Corp.	64,775	1,733
*	Gardner Denver Holdings Inc.	49,885	1,726
*	Builders FirstSource Inc.	87,368	1,473
*	Echo Global Logistics Inc.	68,553	1,431
*	Vicor Corp.	42,086	1,307
	McGrath RentCorp	20,738	1,289
	Advanced Drainage Systems Inc.	36,791	1,206
	Kimball International Inc. Class B	64,327	1,121
	Systemax Inc.	49,948	1,107
	Graco Inc.	20,335	1,020
	Barrett Business Services Inc.	11,736	969
	Brady Corp. Class A	19,024	938
*	Gates Industrial Corp. plc	72,513	827
	Exponent Inc.	13,143	769
	National Presto Industries Inc.	6,597	616
			486,395
Information Technology (23.7%)
	LogMeIn Inc.	381,445	28,105
*	Trimble Inc.	423,979	19,126
	j2 Global Inc.	215,009	19,112
*	Cornerstone OnDemand Inc.	277,264	16,062
*	SolarWinds Corp.	830,284	15,227
*	2U Inc.	393,626	14,816
*	ON Semiconductor Corp.	726,644	14,685
	Belden Inc.	227,302	13,540
	Switch Inc.	1,019,840	13,350
*	Euronet Worldwide Inc.	79,116	13,310
	CDW Corp.	115,482	12,818
*	Carbonite Inc.	449,171	11,696
	Presidio Inc.	822,423	11,243
*	Gartner Inc.	68,955	11,098
*	Zebra Technologies Corp.	52,904	11,083
*	Paycom Software Inc.	47,528	10,776
	Booz Allen Hamilton Holding Corp. Class A	161,194	10,673
	SS&C Technologies Holdings Inc.	168,763	9,722
*	HubSpot Inc.	50,310	8,579
*	Five9 Inc.	149,055	7,645
*	Teradata Corp.	212,124	7,605
*	Workiva Inc.	128,545	7,467
*	Fair Isaac Corp.	23,698	7,442
*	Anaplan Inc.	142,759	7,205
*	FireEye Inc.	462,432	6,849
	MAXIMUS Inc.	92,411	6,703
	Sabre Corp.	301,471	6,693
*	Manhattan Associates Inc.	95,783	6,641
*	Appfolio Inc.	64,379	6,584
*	New Relic Inc.	74,999	6,488

Small Company Growth Portfolio

			Market
			Value•
		Shares	($000)
*	Fortinet Inc.	84,006	6,454
*	Cadence Design Systems Inc.	90,973	6,442
*	Atlassian Corp. plc Class A	48,601	6,359
*	Lattice Semiconductor Corp.	429,208	6,262
	Broadridge Financial Solutions Inc.	48,418	6,182
*	Box Inc.	332,033	5,847
*	Nuance Communications Inc.	354,330	5,659
*	Ceridian HCM Holding Inc.	108,909	5,467
*	Cardtronics plc Class A	189,982	5,190
^,*	3D Systems Corp.	547,469	4,982
*	Zendesk Inc.	55,005	4,897
*	Alteryx Inc. Class A	44,696	4,877
*	RealPage Inc.	82,865	4,877
*	Verint Systems Inc.	88,179	4,742
*	Synaptics Inc.	154,797	4,511
*	Diodes Inc.	118,487	4,309
*	RingCentral Inc. Class A	33,419	3,841
*	Advanced Micro Devices Inc.	122,867	3,731
^,*	SunPower Corp. Class A	343,047	3,667
*	Pagerduty Inc.	74,562	3,508
*	ChannelAdvisor Corp.	357,097	3,128
*	Fitbit Inc. Class A	698,609	3,074
*	SPS Commerce Inc.	26,304	2,689
	Ubiquiti Networks Inc.	19,052	2,505
*	Everbridge Inc.	27,040	2,418
*	EPAM Systems Inc.	13,779	2,385
*	Trade Desk Inc. Class A	9,975	2,272
*	Unisys Corp.	223,141	2,169
*	Nutanix Inc.	83,029	2,154
*	eGain Corp.	261,786	2,131
	TTEC Holdings Inc.	44,006	2,050
*	Domo Inc.	71,944	1,966
*	MaxLinear Inc.	83,002	1,946
*	Insight Enterprises Inc.	31,157	1,813
*	Cirrus Logic Inc.	41,396	1,809
*	Extreme Networks Inc.	270,333	1,749
^,*	PAR Technology Corp.	58,172	1,640
*	Itron Inc.	25,877	1,619
	EVERTEC Inc.	44,889	1,468
*	OSI Systems Inc.	12,323	1,388
*	Endurance International Group Holdings Inc.	280,425	1,346
*	SMART Global Holdings Inc.	57,365	1,319
*	Avid Technology Inc.	137,266	1,252
*	Paysign Inc.	91,265	1,220
*	Inphi Corp.	21,672	1,086
*	Nanometrics Inc.	25,023	869
*	ePlus Inc.	12,058	831
*	Okta Inc.	6,522	806
*	Acacia Communications Inc.	15,308	722
*	Cision Ltd.	59,367	696
*	Virtusa Corp.	15,286	679
*	A10 Networks Inc.	98,231	670
*	Altair Engineering Inc. Class A	13,722	554
*	Alarm.com Holdings Inc.	8,923	477
*	PFSweb Inc.	73,268	297
			499,344
Materials (2.4%)
	Graphic Packaging Holding Co.	700,370	9,791
	Sealed Air Corp.	148,714	6,362
*	Verso Corp.	237,682	4,528
*	Element Solutions Inc.	420,503	4,348
	Avery Dennison Corp.	34,699	4,014
	Scotts Miracle-Gro Co.	35,587	3,505
	Huntsman Corp.	154,018	3,148
	Packaging Corp. of America	29,162	2,780
	Myers Industries Inc.	142,575	2,747
	Louisiana-Pacific Corp.	101,163	2,653
	Quaker Chemical Corp.	11,210	2,274
	Royal Gold Inc.	20,664	2,118
*	Kraton Corp.	24,000	746
	Compass Minerals International Inc.	9,804	539
*	AdvanSix Inc.	20,190	493
			50,046
Other (0.0%)
*,§	NuPathe Inc. CVR	345,900	—

Real Estate (1.9%)
	EastGroup Properties Inc.	59,580	6,910
	Omega Healthcare Investors Inc.	156,164	5,739
	National Health Investors Inc.	61,600	4,806
	GEO Group Inc.	126,024	2,648
	Tanger Factory Outlet Centers Inc.	161,123	2,612
	Essential Properties Realty Trust Inc.	123,386	2,473
	CareTrust REIT Inc.	90,705	2,157
	Kennedy-Wilson Holdings Inc.	104,723	2,154
	PS Business Parks Inc.	12,669	2,135
^	Pennsylvania REIT	291,127	1,892
^	Innovative Industrial Properties Inc.	15,068	1,862
	Universal Health Realty Income Trust	20,778	1,765
	RMR Group Inc. Class A	29,412	1,382
	iStar Inc.	70,374	874
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	30,977	873
			40,282
Utilities (0.3%)
	NRG Energy Inc.	112,162	3,939
	New Jersey Resources Corp.	25,762	1,282
	Northwest Natural Holding Co.	12,235	851
			6,072
Total Common Stocks
(Cost $1,926,165)			2,021,709
Temporary Cash Investments (5.2%)[1]
Money Market Fund (5.0%)
2,3	Vanguard Market Liquidity Fund, 2.499%	1,066,413	106,662

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill,
	2.349%, 8/15/19	3,400	3,391
4	United States Treasury Bill,
	2.480%, 9/5/19	400	399
			3,790
Total Temporary Cash Investments
(Cost $110,446)			110,452
Total Investments (101.0%)
(Cost $2,036,611)			2,132,161
Other Assets and Liabilities (-1.0%)
Other Assets[4]			15,619
Liabilities[3]			(36,895)
			(21,276)
Net Assets (100%)
Applicable to 97,969,013 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			2,110,885
Net Asset Value Per Share			$21.55

			Amount
			($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers			2,025,499
Affiliated Issuers			106,662
Total Investments in Securities			2,132,161
Investment in Vanguard			100
Receivables for Investment Securities Sold			11,635
Receivables for Accrued Income			1,148
Receivables for Capital Shares Issued			763
Variation Margin Receivable—Futures Contracts			671
Other Assets[4]			1,302
Total Assets			2,147,780
Liabilities
Payables for Investment Securities Purchased			1,050
Collateral for Securities on Loan			31,477
Payables to Investment Advisor			511
Payables for Capital Shares Redeemed			2,814
Payables to Vanguard			1,043
Total Liabilities			36,895
Net Assets			2,110,885

Small Company Growth Portfolio

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,915,035
Total Distributable Earnings (Loss)	195,850
Net Assets	2,110,885

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,543,000.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 98.5% and 2.5%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $31,477,000 of collateral received for securities on loan.

4   Securities with a value of $3,206,000 and cash of $149,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	734		57,513	1,342

See accompanying Notes, which are an integral part of the Financial Statements.

Small Company Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	7,158
Interest[1]	1,193
Securities Lending—Net	319
Total Income	8,670
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,504
Performance Adjustment	63
The Vanguard Group—Note C
Management and Administrative	1,558
Marketing and Distribution	113
Custodian Fees	8
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	3,263
Net Investment Income	5,407
Realized Net Gain (Loss)
Investment Securities Sold[1]	93,115
Futures Contracts	1,603
Realized Net Gain (Loss)	94,718
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	245,451
Futures Contracts	3,269
Change in Unrealized Appreciation (Depreciation)	248,720
Net Increase (Decrease) in Net Assets Resulting from Operations	348,845

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the portfolio were $1,008,000, $5,000, and $11,000, respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,407	10,278
Realized Net Gain (Loss)	94,718	225,393
Change in Unrealized Appreciation (Depreciation)	248,720	(409,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	348,845	(174,093)
Distributions
Net Investment Income	(10,333)	(7,284)
Realized Capital Gain[1]	(224,554)	(197,105)
Total Distributions	(234,887)	(204,389)
Capital Share Transactions
Issued	156,581	616,100
Issued in Lieu of Cash Distributions	234,887	204,389
Redeemed	(221,559)	(365,139)
Net Increase (Decrease) from Capital Share Transactions	169,909	455,350
Total Increase (Decrease)	283,867	76,868
Net Assets
Beginning of Period	1,827,018	1,750,150
End of Period	2,110,885	1,827,018

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $42,828,000 and $49,729,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Small Company Growth Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.30	$24.62	$21.50	$20.79	$24.14	$26.90
Investment Operations
Net Investment Income	.057[1]	.123[1]	.109[1]	.116	.078	.085
Net Realized and Unrealized Gain (Loss) on Investments	3.864	(1.563)	4.652	2.547	(.577)	.610
Total from Investment Operations	3.921	(1.440)	4.761	2.663	(.499)	.695
Distributions
Dividends from Net Investment Income	(.118)	(.103)	(.111)	(.074)	(.087)	(.075)
Distributions from Realized Capital Gains	(2.553)	(2.777)	(1.530)	(1.879)	(2.764)	(3.380)
Total Distributions	(2.671)	(2.880)	(1.641)	(1.953)	(2.851)	(3.455)
Net Asset Value, End of Period	$21.55	$20.30	$24.62	$21.50	$20.79	$24.14

Total Return	19.56%	-7.22%	23.46%	14.94%	-2.75%	3.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,111	$1,827	$1,750	$1,397	$1,256	$1,329
Ratio of Total Expenses to Average Net Assets[2]	0.32%	0.32%	0.34%	0.36%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.52%	0.48%	0.58%	0.33%	0.34%
Portfolio Turnover Rate	63%	66%	93%	91%	57%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.00%, 0.00%, (0.01%), and 0.01%.

Notes to Financial Statements

The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Small Company Growth Portfolio

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of

Small Company Growth Portfolio

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since March 31, 2016.

Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $547,000 for the six months ended June 30, 2019.

For the six months ended June 30, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before an increase of $63,000 (0.01%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $100,000, representing 0.00% of the portfolio’s net assets and 0.04% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,021,709	—	—
Temporary Cash Investments	106,662	3,790	—
Futures Contracts—Assets[1]	671	—	—
Total	2,129,042	3,790	—

1   Represents variation margin on the last day of the reporting period.

Small Company Growth Portfolio

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments, derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,036,611
Gross Unrealized Appreciation	309,590
Gross Unrealized Depreciation	(212,698)
Net Unrealized Appreciation (Depreciation)	96,892

F.   During the six months ended June 30, 2019, the portfolio purchased $615,126,000 of investment securities and sold $706,034,000 of investment securities, other than temporary cash investments.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	7,106	25,424
Issued in Lieu of Cash Distributions	11,101	8,894
Redeemed	(10,257)	(15,398)
Net Increase (Decrease) in Shares Outstanding	7,950	18,920

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Small Company Growth Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Fund Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. ArrowMark Partners has managed a portion of the portfolio since 2016.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Total Bond Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,060.93	$0.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Portfolio

Sector Diversification

As of June 30, 2019

Asset-Backed/Commercial Mortgage-Backed	2.6%
Finance	8.6
Foreign	4.3
Government Mortgage-Backed	21.7
Industrial	16.5
Treasury/Agency	43.6
Utilities	1.9
Other	0.8

The table reflects the portfolio’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total Bond Market Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.2%)
U.S. Government Securities (42.3%)
United States Treasury Note/Bond	8.125%	8/15/19	64	64
United States Treasury Note/Bond	8.500%	2/15/20	387	402
United States Treasury Note/Bond	1.375%	4/30/20	288	286
United States Treasury Note/Bond	3.500%	5/15/20	605	613
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,275
United States Treasury Note/Bond	1.500%	5/31/20	3	3
United States Treasury Note/Bond	1.500%	6/15/20	5,980	5,953
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,106
United States Treasury Note/Bond	1.875%	6/30/20	7,025	7,018
United States Treasury Note/Bond	2.500%	6/30/20	1,670	1,679
United States Treasury Note/Bond	1.500%	7/15/20	13,997	13,931
United States Treasury Note/Bond	1.625%	7/31/20	5,194	5,176
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,421
United States Treasury Note/Bond	2.625%	7/31/20	4,285	4,316
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,276
United States Treasury Note/Bond	8.750%	8/15/20	6,925	7,445
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,814
United States Treasury Note/Bond	2.125%	8/31/20	967	969
United States Treasury Note/Bond	2.625%	8/31/20	7,097	7,155
United States Treasury Note/Bond	1.375%	9/15/20	9,434	9,377
United States Treasury Note/Bond	1.375%	9/30/20	8,975	8,916
United States Treasury Note/Bond	2.000%	9/30/20	597	598
United States Treasury Note/Bond	2.750%	9/30/20	6,947	7,020
United States Treasury Note/Bond	1.625%	10/15/20	4,575	4,560
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,786
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,622
United States Treasury Note/Bond	2.875%	10/31/20	5,565	5,637
United States Treasury Note/Bond	1.750%	11/15/20	7,580	7,568
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,313
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,568
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,591
United States Treasury Note/Bond	2.750%	11/30/20	2,807	2,842
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,471
United States Treasury Note/Bond	1.750%	12/31/20	4,042	4,035
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,212
United States Treasury Note/Bond	2.500%	12/31/20	3,821	3,857
United States Treasury Note/Bond	2.000%	1/15/21	4,007	4,016
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,658
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,189
United States Treasury Note/Bond	2.500%	1/31/21	7,700	7,779
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,299
United States Treasury Note/Bond	3.625%	2/15/21	768	790
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,293
United States Treasury Note/Bond	1.125%	2/28/21	580	573
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,061
United States Treasury Note/Bond	2.500%	2/28/21	11,488	11,614
United States Treasury Note/Bond	2.375%	3/15/21	13,122	13,247
United States Treasury Note/Bond	1.250%	3/31/21	9,170	9,083
United States Treasury Note/Bond	2.250%	3/31/21	12,457	12,550
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,465
United States Treasury Note/Bond	1.375%	4/30/21	650	645
United States Treasury Note/Bond	2.250%	4/30/21	8,016	8,081
United States Treasury Note/Bond	2.625%	5/15/21	13,389	13,594
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,761
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,384
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,779
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,299
United States Treasury Note/Bond	2.625%	6/15/21	10,023	10,189
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,015
United States Treasury Note/Bond	1.625%	6/30/21	4,870	4,858
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,684
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,395
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,487
United States Treasury Note/Bond	2.125%	8/15/21	3,445	3,470
United States Treasury Note/Bond	2.750%	8/15/21	23,185	23,660
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,557
United States Treasury Note/Bond	2.000%	8/31/21	8,250	8,290
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,759
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,398
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,789
United States Treasury Note/Bond	2.875%	10/15/21	13,961	14,312
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,600
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,445
United States Treasury Note/Bond	2.000%	11/15/21	115	116
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,265
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,886
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,492
United States Treasury Note/Bond	2.625%	12/15/21	12,401	12,670
United States Treasury Note/Bond	2.000%	12/31/21	7,295	7,342
United States Treasury Note/Bond	2.125%	12/31/21	928	937
United States Treasury Note/Bond	2.500%	1/15/22	17,311	17,633
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,370
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,863
United States Treasury Note/Bond	2.000%	2/15/22	135	136
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,093
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,332
United States Treasury Note/Bond	1.875%	2/28/22	6,490	6,512
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,087
United States Treasury Note/Bond	1.750%	3/31/22	9,889	9,891
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,236
United States Treasury Note/Bond	2.250%	4/15/22	7,050	7,147
United States Treasury Note/Bond	1.750%	4/30/22	4,977	4,979
United States Treasury Note/Bond	1.875%	4/30/22	4,927	4,945
United States Treasury Note/Bond	1.750%	5/15/22	2,962	2,963
United States Treasury Note/Bond	2.125%	5/15/22	221	223
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,117
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,677
United States Treasury Note/Bond	1.750%	6/15/22	5,151	5,157
United States Treasury Note/Bond	1.750%	6/30/22	11,900	11,911
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,296
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,443
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,072
United States Treasury Note/Bond	1.625%	8/15/22	169	168
United States Treasury Note/Bond	7.250%	8/15/22	100	117
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,536
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,467
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,440
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,020
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,549
United States Treasury Note/Bond	2.000%	10/31/22	7,826	7,892
United States Treasury Note/Bond	1.625%	11/15/22	8,675	8,642
United States Treasury Note/Bond	7.625%	11/15/22	40	48
United States Treasury Note/Bond	2.000%	11/30/22	20,733	20,915
United States Treasury Note/Bond	2.125%	12/31/22	10,051	10,184
United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,022
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,484
United States Treasury Note/Bond	2.000%	2/15/23	798	805
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,007
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,865
United States Treasury Note/Bond	2.625%	2/28/23	1,261	1,300

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	3/31/23	8,180	8,108
United States Treasury Note/Bond	2.500%	3/31/23	6,770	6,956
United States Treasury Note/Bond	1.625%	4/30/23	215	214
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,630
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,401
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,144
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,071
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,977
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,581
United States Treasury Note/Bond	1.250%	7/31/23	4,305	4,220
United States Treasury Note/Bond	2.750%	7/31/23	1,930	2,006
United States Treasury Note/Bond	2.500%	8/15/23	5,460	5,623
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,732
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,081
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,564
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,280
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,506
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,729
United States Treasury Note/Bond	2.875%	10/31/23	6,203	6,492
United States Treasury Note/Bond	2.750%	11/15/23	8,261	8,606
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,246
United States Treasury Note/Bond	2.875%	11/30/23	344	360
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,315
United States Treasury Note/Bond	2.625%	12/31/23	9,062	9,399
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,283
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,725
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,179
United States Treasury Note/Bond	2.125%	2/29/24	11,700	11,887
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,899
United States Treasury Note/Bond	2.125%	3/31/24	18,446	18,746
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,273
United States Treasury Note/Bond	2.250%	4/30/24	10,559	10,793
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,298
United States Treasury Note/Bond	2.000%	5/31/24	9,398	9,505
United States Treasury Note/Bond	1.750%	6/30/24	5,525	5,521
United States Treasury Note/Bond	2.000%	6/30/24	11,155	11,270
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,863
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,895
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,675
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,450
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,804
United States Treasury Note/Bond	2.250%	11/15/24	10,681	10,923
United States Treasury Note/Bond	7.500%	11/15/24	25	32
United States Treasury Note/Bond	2.125%	11/30/24	10,905	11,085
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,683
United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,572
United States Treasury Note/Bond	2.000%	2/15/25	8,625	8,708
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,639
United States Treasury Note/Bond	2.625%	3/31/25	8,961	9,350
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,294
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,944
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,720
United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,133
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,408
United States Treasury Note/Bond	2.000%	8/15/25	14,581	14,713
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,688
United States Treasury Note/Bond	2.750%	8/31/25	9,260	9,746
United States Treasury Note/Bond	3.000%	9/30/25	5,041	5,382
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,289
United States Treasury Note/Bond	2.250%	11/15/25	11,246	11,510
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,671
United States Treasury Note/Bond	2.625%	12/31/25	10,390	10,874
United States Treasury Note/Bond	2.625%	1/31/26	4,959	5,191
United States Treasury Note/Bond	1.625%	2/15/26	16,476	16,226
United States Treasury Note/Bond	6.000%	2/15/26	600	754
United States Treasury Note/Bond	2.500%	2/28/26	8,195	8,518
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,399
United States Treasury Note/Bond	2.375%	4/30/26	405	418
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,610
United States Treasury Note/Bond	2.125%	5/31/26	6,595	6,700
United States Treasury Note/Bond	1.875%	6/30/26	6,975	6,975
United States Treasury Note/Bond	1.500%	8/15/26	9,719	9,465
United States Treasury Note/Bond	6.750%	8/15/26	630	833
United States Treasury Note/Bond	2.000%	11/15/26	19,605	19,743
United States Treasury Note/Bond	6.500%	11/15/26	765	1,006
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,526
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,419
United States Treasury Note/Bond	2.375%	5/15/27	9,832	10,159
United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,005
United States Treasury Note/Bond	6.375%	8/15/27	185	246
United States Treasury Note/Bond	2.250%	11/15/27	11,502	11,768
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,430
United States Treasury Note/Bond	2.750%	2/15/28	7,480	7,949
United States Treasury Note/Bond	2.875%	5/15/28	12,080	12,963
United States Treasury Note/Bond	2.875%	8/15/28	13,082	14,051
United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,549
United States Treasury Note/Bond	3.125%	11/15/28	8,828	9,678
United States Treasury Note/Bond	5.250%	11/15/28	3,155	4,031
United States Treasury Note/Bond	2.625%	2/15/29	12,045	12,696
United States Treasury Note/Bond	5.250%	2/15/29	600	770
United States Treasury Note/Bond	2.375%	5/15/29	12,952	13,376
United States Treasury Note/Bond	6.125%	8/15/29	1,530	2,105
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,313
United States Treasury Note/Bond	5.375%	2/15/31	5,975	8,018
United States Treasury Note/Bond	4.500%	2/15/36	2,247	2,962
United States Treasury Note/Bond	5.000%	5/15/37	150	211
United States Treasury Note/Bond	4.375%	2/15/38	200	264
United States Treasury Note/Bond	4.500%	5/15/38	559	750
United States Treasury Note/Bond	3.500%	2/15/39	2,760	3,276
United States Treasury Note/Bond	4.250%	5/15/39	2,447	3,199
United States Treasury Note/Bond	4.500%	8/15/39	2,476	3,341
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,743
United States Treasury Note/Bond	4.625%	2/15/40	4,250	5,830
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,970
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,593
United States Treasury Note/Bond	4.250%	11/15/40	2,395	3,140
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,531
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,455
United States Treasury Note/Bond	3.750%	8/15/41	5,050	6,195
United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,020
United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,057
United States Treasury Note/Bond	3.000%	5/15/42	8,285	9,062
United States Treasury Note/Bond	2.750%	8/15/42	6,740	7,064
United States Treasury Note/Bond	2.750%	11/15/42	5,446	5,703
United States Treasury Note/Bond	3.125%	2/15/43	5,850	6,518
United States Treasury Note/Bond	2.875%	5/15/43	7,685	8,211
United States Treasury Note/Bond	3.625%	8/15/43	6,405	7,724
United States Treasury Note/Bond	3.750%	11/15/43	7,693	9,464
United States Treasury Note/Bond	3.625%	2/15/44	7,302	8,814
United States Treasury Note/Bond	3.375%	5/15/44	7,104	8,248
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,923
United States Treasury Note/Bond	3.000%	11/15/44	10,262	11,200
United States Treasury Note/Bond	2.500%	2/15/45	6,460	6,429
United States Treasury Note/Bond	3.000%	5/15/45	4,767	5,207
United States Treasury Note/Bond	2.875%	8/15/45	7,878	8,410
United States Treasury Note/Bond	3.000%	11/15/45	4,524	4,945
United States Treasury Note/Bond	2.500%	2/15/46	8,128	8,075
United States Treasury Note/Bond	2.500%	5/15/46	7,381	7,330
United States Treasury Note/Bond	2.250%	8/15/46	5,756	5,430
United States Treasury Note/Bond	2.875%	11/15/46	12,500	13,362
United States Treasury Note/Bond	3.000%	2/15/47	937	1,026
United States Treasury Note/Bond	3.000%	5/15/47	7,293	7,979
United States Treasury Note/Bond	2.750%	8/15/47	6,713	6,995
United States Treasury Note/Bond	2.750%	11/15/47	10,571	11,017
United States Treasury Note/Bond	3.000%	2/15/48	8,479	9,274
United States Treasury Note/Bond	3.125%	5/15/48	8,985	10,067
United States Treasury Note/Bond	3.000%	8/15/48	9,510	10,411
United States Treasury Note/Bond	3.375%	11/15/48	4,082	4,798
United States Treasury Note/Bond	3.000%	2/15/49	13,447	14,748
United States Treasury Note/Bond	2.875%	5/15/49	9,696	10,384
				1,661,111

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (1.1%)
1	AID-Iraq	2.149%	1/18/22	100	100
1	AID-Israel	5.500%	12/4/23	50	58
1	AID-Israel	5.500%	4/26/24	475	552
1	AID-Jordan	2.503%	10/30/20	225	226
1	AID-Jordan	2.578%	6/30/22	200	203
1	AID-Jordan	3.000%	6/30/25	200	209
1	AID-Ukraine	1.471%	9/29/21	175	173
	Federal Farm Credit Banks	1.680%	10/13/20	200	199
	Federal Farm Credit Banks	2.550%	3/11/21	350	354
	Federal Farm Credit Banks	2.230%	4/5/21	350	352
	Federal Farm Credit Banks	3.050%	11/15/21	100	103
	Federal Farm Credit Banks	1.770%	6/26/23	150	150
	Federal Farm Credit Banks	3.500%	12/20/23	75	80
	Federal Home Loan Banks	1.375%	9/28/20	475	472
	Federal Home Loan Banks	2.625%	10/1/20	1,000	1,009
	Federal Home Loan Banks	5.250%	12/11/20	425	445
	Federal Home Loan Banks	1.375%	2/18/21	450	447
	Federal Home Loan Banks	5.625%	6/11/21	35	38
	Federal Home Loan Banks	1.875%	7/7/21	1,350	1,352
	Federal Home Loan Banks	1.125%	7/14/21	525	518
	Federal Home Loan Banks	3.000%	10/12/21	1,500	1,540
	Federal Home Loan Banks	1.875%	11/29/21	500	501
	Federal Home Loan Banks	2.125%	6/10/22	175	177
	Federal Home Loan Banks	2.125%	3/10/23	970	981
	Federal Home Loan Banks	2.500%	2/13/24	535	551
	Federal Home Loan Banks	3.250%	11/16/28	315	342
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,938
2	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,506
2	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,210
2	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	986
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	812
2	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	517
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	178
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,207
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	720
2	Federal National Mortgage Assn.	1.500%	7/30/20	1,000	995
2	Federal National Mortgage Assn.	2.875%	10/30/20	445	451
2	Federal National Mortgage Assn.	1.500%	11/30/20	694	690
2	Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,000
2	Federal National Mortgage Assn.	1.375%	2/26/21	550	546
2	Federal National Mortgage Assn.	2.500%	4/13/21	500	506
2	Federal National Mortgage Assn.	2.750%	6/22/21	891	907
2	Federal National Mortgage Assn.	1.250%	8/17/21	525	519
2	Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,189
2	Federal National Mortgage Assn.	2.000%	1/5/22	500	503
2	Federal National Mortgage Assn.	2.625%	1/11/22	216	220
2	Federal National Mortgage Assn.	2.250%	4/12/22	476	482
2	Federal National Mortgage Assn.	2.000%	10/5/22	850	855
2	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,442
2	Federal National Mortgage Assn.	2.875%	9/12/23	400	417
2	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,003
2	Federal National Mortgage Assn.	2.625%	9/6/24	160	166
2	Federal National Mortgage Assn.	2.125%	4/24/26	575	579
2	Federal National Mortgage Assn.	1.875%	9/24/26	500	495
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	236
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,341
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	442
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	429
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	388
	Private Export Funding Corp.	2.300%	9/15/20	50	50
	Private Export Funding Corp.	4.300%	12/15/21	100	106
	Private Export Funding Corp.	2.800%	5/15/22	125	128
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,079
	Private Export Funding Corp.	3.550%	1/15/24	100	107
	Private Export Funding Corp.	2.450%	7/15/24	100	102
	Private Export Funding Corp.	3.250%	6/15/25	50	53
	Tennessee Valley Authority	3.875%	2/15/21	250	258
	Tennessee Valley Authority	1.875%	8/15/22	175	175
	Tennessee Valley Authority	2.875%	9/15/24	191	199
	Tennessee Valley Authority	6.750%	11/1/25	134	171
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,443
	Tennessee Valley Authority	4.650%	6/15/35	175	216
	Tennessee Valley Authority	5.880%	4/1/36	250	345
	Tennessee Valley Authority	5.500%	6/15/38	100	137
	Tennessee Valley Authority	5.250%	9/15/39	412	548
	Tennessee Valley Authority	4.875%	1/15/48	100	133
	Tennessee Valley Authority	5.375%	4/1/56	50	74
	Tennessee Valley Authority	4.625%	9/15/60	180	240
	Tennessee Valley Authority	4.250%	9/15/65	200	251
					43,822
Conventional Mortgage-Backed Securities (21.7%)
2,3	Fannie Mae Pool	2.000%	11/1/27–11/1/31	1,840	1,834
2,3	Fannie Mae Pool	2.500%	1/1/27–10/1/46	20,460	20,627
2,3,4	Fannie Mae Pool	3.000%	11/1/25–8/1/47	69,344	70,446
2,3,4	Fannie Mae Pool	3.500%	10/1/20–6/1/49	98,407	101,461
2,3	Fannie Mae Pool	4.000%	8/1/19–5/1/49	88,534	92,182
2,3	Fannie Mae Pool	4.500%	12/1/19–5/1/49	33,120	34,982
2,3	Fannie Mae Pool	5.000%	12/1/19–5/1/49	9,371	10,069
2,3	Fannie Mae Pool	5.500%	7/1/19–4/1/40	6,063	6,609
2,3	Fannie Mae Pool	6.000%	12/1/20–5/1/41	3,615	3,976
2,3	Fannie Mae Pool	6.500%	12/1/23–10/1/39	968	1,058
2,3	Fannie Mae Pool	7.000%	6/1/23–11/1/37	312	355
2,3	Fannie Mae Pool	7.500%	11/1/22–2/1/32	26	34
2,3	Fannie Mae Pool	8.000%	6/1/22–11/1/30	14	16
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	6	7
2,3	Fannie Mae Pool	9.500%	9/1/19–2/1/25	1	2
2,3	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	730	724
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	14,626	14,745
2,3	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	50,080	50,833
2,3	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	63,385	65,388
2,3	Freddie Mac Gold Pool	4.000%	7/1/19–5/1/49	47,361	49,243
2,3	Freddie Mac Gold Pool	4.500%	7/1/19–5/1/49	19,585	20,667
2,3	Freddie Mac Gold Pool	5.000%	9/1/19–5/1/49	4,338	4,656
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	2,929	3,196
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,154	2,374
2,3	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	633	694
2,3	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	191	213
2,3	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	12	16
2,3	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	15	20
2,3	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	9	11
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Pool	3.000%	6/1/49	98	99
3	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,188	3,263
3,4	Ginnie Mae I Pool	3.500%	11/15/25–7/1/49	3,092	3,202
3	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	4,200	4,398
3	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	3,970	4,227
3	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,525	2,685
3	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,531	1,633
3	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,101	1,206
3	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	282	304
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	70	79
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	26	27
3	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	21	22
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
3	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
3	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,275	2,295
3	Ginnie Mae II Pool	3.000%	2/20/27–7/1/49	45,170	46,286
3	Ginnie Mae II Pool	3.500%	9/20/25–7/1/49	82,789	85,770
3,4	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	59,443	61,984
3,4	Ginnie Mae II Pool	4.500%	2/20/39–7/1/49	32,571	34,175
3,4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/49	10,849	11,456
3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,202	1,287
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	589	644
3	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	205	237
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	26	30
3,4	UMBS TBA	3.000%	7/1/49	1,175	1,185
3,4	UMBS TBA	3.500%	6/1/34–7/1/49	4,140	4,246
3,4	UMBS TBA	4.000%	7/1/34–7/1/49	10,735	11,102
3,4	UMBS TBA	4.500%	6/1/49–7/1/49	9,660	10,093
3,4	UMBS TBA	5.000%	7/1/49	4,275	4,518
					852,901
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae Pool	2.133%	3/1/43	127	126
2,3	Fannie Mae Pool	2.272%	7/1/43	145	145
2,3	Fannie Mae Pool	2.433%	9/1/43	13	13
2,3	Fannie Mae Pool	3.366%	8/1/42	61	61
2,3	Fannie Mae Pool	3.451%	4/1/41	25	25
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.155%	4.780%	12/1/37	25	26
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.238%	4.488%	7/1/38	8	8
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.268%	4.806%	12/1/35	27	28
2,3,5	Fannie Mae Pool, 1 YR CMT + 2.313%	5.029%	1/1/35	23	24
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.256%	12/1/41	26	27
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.080%	9/1/37	50	51
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.392%	4.147%	10/1/37	17	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.533%	4.321%	7/1/36	8	8
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.553%	4.428%	12/1/33	9	9
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	7	7
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	5	5
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.634%	4.385%	8/1/35	49	52
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.635%	4.510%	11/1/36	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.410%	9/1/40	8	8
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	1	1
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.673%	4.423%	10/1/37	23	24
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.579%	1/1/42	35	36
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	46	48
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.445%	7/1/39	5	5
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.476%	8/1/40	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.644%	12/1/40	17	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.705%	4.570%	11/1/39	5	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.717%	4.752%	1/1/37	12	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.718%	2.172%	10/1/42	37	39
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.581%	9/1/34	5	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.744%	4.593%	11/1/39	14	15
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.533%	7/1/41	41	43
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.548%	10/1/40	16	17
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.770%	4.779%	5/1/42	12	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.655%	6/1/41	7	7
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	12	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.850%	3/1/42	33	34
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.799%	4.599%	3/1/42	24	25
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	30	32
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	11/1/39–10/1/40	29	30
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	11/1/33–12/1/40	26	28
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.646%	11/1/41	21	22
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.779%	1/1/42	24	26

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.688%	12/1/41	19	20
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	27	29
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	18	19
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	15	16
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.724%	12/1/40	12	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.887%	3/1/41	33	35
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.902%	2/1/41	13	13
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.609%	9/1/40	35	37
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.672%	12/1/39	22	23
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	17	19
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	22	23
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	18	18
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.590%	8/1/39	13	14
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.860%	4.743%	5/1/40	6	6
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.733%	11/1/34	11	12
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	10	10
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	3	3
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.057%	3.766%	4/1/37	16	17
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.590%	2.176%	6/1/43	83	83
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.643%	4.488%	8/1/39	29	30
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.661%	2.452%	10/1/42	40	41
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	8	9
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.703%	3.392%	9/1/43	59	61
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.720%	4.720%	5/1/42	52	55
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.693%	7/1/42	18	19
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	13	14
2,3	Freddie Mac Non Gold Pool	4.515%	5/1/42	6	6
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.744%	11/1/34	25	26
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.750%	5/1/36	8	8
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.991%	2/1/36	7	7
2,3,5	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	5.061%	10/1/36	13	13
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.735%	10/1/37	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.655%	3/1/37	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.528%	12/1/36	11	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	4.476%	10/1/37	10	11
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.768%	2/1/37	6	6
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.709%	4.556%	9/1/37	10	10
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.741%	1/1/35	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	4.617%	12/1/36	16	16
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.738%	12/1/40	26	27
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.640%	12/1/36	4	5
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	4.703%	12/1/34	9	9
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.689%	12/1/35	14	14
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.862%	4.826%	2/1/42	12	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	12	12
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.722%	6/1/41	9	10
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40–11/1/40	20	20
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	14	15
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	4	4
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.981%	1/1/41	19	20
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	7	7
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.983%	2/1/42	14	14
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.648%	9/1/40	25	27
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.730%	6/1/40	25	25
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.775%	11/1/40	17	18
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.939%	1/1/41	4	4
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	21	22
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.851%	5/1/37	21	21
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	2	2
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	3	3
2,3,5	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.021%	6/1/37	8	8
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.625%	4/20/41–
			6/20/43	123	128
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.750%	7/20/41–
			8/20/41	47	49
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	7/20/38–
			3/20/43	154	159
3,5	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.125%	10/20/38–
			12/20/42	195	203
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.125%	5/20/41	6	6

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.250%	5/20/41	6	7
3,5	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.625%	11/20/40	2	2
					2,809
Total U.S. Government and Agency Obligations
(Cost $2,501,276)				2,560,643
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	100	100
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	51
3	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	276
3	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	50
3	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	428
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	102
3	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	250	249
3	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	300	299
3	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	375	375
3	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	225	227
3	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	275	276
3	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	250	260
3	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	325	331
3	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	100	103
3	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	4	4
3	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	75	75
3	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	100	101
3	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	56	57
3	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	50	51
3	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	75	76
3	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	249
3	BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	479
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	50	52
3	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	75	80
3	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	72	76
3	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	28	29
3	BANK 2017 - BNK5	3.390%	6/15/60	150	157
3	BANK 2017 - BNK5	3.624%	6/15/60	100	104
3	BANK 2017 - BNK6	3.518%	7/15/60	404	428
3	BANK 2017 - BNK6	3.741%	7/15/60	404	419
3	BANK 2017 - BNK7	3.175%	9/15/60	100	103
3	BANK 2017 - BNK7	3.435%	9/15/60	75	79
3	BANK 2017 - BNK7	3.748%	9/15/60	75	79
3	BANK 2017 - BNK8	3.488%	11/15/50	150	159
3	BANK 2017 - BNK8	3.731%	11/15/50	25	26
3	BANK 2017 - BNK9	3.279%	11/15/54	150	156
3	BANK 2017 - BNK9	3.538%	11/15/54	150	159
3	BANK 2018 - BN10	3.641%	2/15/61	50	53
3	BANK 2018 - BN10	3.688%	2/15/61	250	268
3	BANK 2018 - BN10	3.898%	2/15/61	50	53
3	BANK 2018 - BN11	4.046%	3/15/61	100	110
3	BANK 2018 - BN12	4.255%	5/15/61	125	140
3	BANK 2018 - BN12	4.491%	5/15/61	50	55
3	BANK 2018 - BN13	4.217%	8/15/61	25	28
3	BANK 2018 - BN14	4.128%	9/15/60	50	54
3	BANK 2018 - BN14	4.231%	9/15/60	100	112
3	BANK 2018 - BN14	4.481%	9/15/60	25	28
3	BANK 2018 - BN15	4.407%	11/15/61	110	125
3	BANK 2019 - BN16	4.005%	2/15/52	125	138
3	BANK 2019 - BN17	3.714%	4/15/52	100	108
3	BANK 2019 - BN17	3.976%	4/15/52	25	27
3	BANK 2019 - BN18	3.584%	5/15/62	375	400
3	BANK 2019 - BN18	3.826%	5/15/62	50	53
3	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	407
	Bank of Nova Scotia	1.875%	4/26/21	175	175
3	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	125
3	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	346
3	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	105
3	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	140
3	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	740
3	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	34	35
3	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	100	107
3	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	50	53
3	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	125	131
3	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	325	353
3	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	150	162
3	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	100	105
3	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	225	247
3	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	350	387
3	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	75	83
3	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	75	84
3	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	50	54
3	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	50	56
3	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	25	28
3	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	175	200
3	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	125	140
3	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	50	56
3	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	80	86
3	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	50	54
3	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	275	293
3	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	75	80
3	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	105	116
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	72	72
3	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	150
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	50
3	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	125	135
3	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	32	32
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	101
3	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	35	36
3	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	250	250
3	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	150	150
3	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	200	200
3	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	100	100
3	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	250	250
3	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	225	227
3	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	125	127

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	75	76
3	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	16	16
3	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	32	32
3	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
3	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	33	33
3	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	50
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	75
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	50
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	75
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
3	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	76
3	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	51
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	151
3	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	106
3	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	154
3	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	33
3	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	52
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	132
3	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	79
3	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	84
3	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	5	5
3	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	350	359
3	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	134
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	155
	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	105
3	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	258
3	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	53
3	Chase Issuance Trust 2012-A4	1.580%	8/15/21	150	150
3	Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	314
3	Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	228
3	Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	150
3	Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	199
3	Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	225
3	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
3	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	202
3	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	500
3	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	201
3	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	340	340
3	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	553
3	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	471
3	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	73	74
3	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	103
3	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	50	54
3	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	75	81
3	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	24	24
3	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	25	27
3	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	25	27
3	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	50	53
3	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	50	53
3	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	100	105
3	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	175	185
3	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	225	232
3	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	100	104
3	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	46	46
3	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	175	181
3	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	84	86
3	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	100	107
3	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	100	107
3	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	55	56
3	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	125	130
3	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	225	239
3	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	75	76
3	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	250	263
3	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	50	52
3	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	150	158
3	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	50	53
3	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	50	53
3	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	275	302
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	59
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
3,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	80
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	127
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	27	28
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	43
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	161
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	4	4
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	44	46
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	52
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	66
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	47	48
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
3	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	90	96
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	106

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	28	29
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	60
3	COMM 2014-CCRE15 Mortgage Trust	4.849%	2/10/47	28	30
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	48	50
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
3	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	25
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
3	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	49	50
3	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	186
3	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	53
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	174	182
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	160
3	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	44	44
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	5	5
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	21	21
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
3	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	106
3	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	132
3	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
3	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	133
3	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	80	80
3	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	129
3	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	238
3	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	52
3	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	49	49
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	157
3	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	52
3	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
3	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	105
3	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	53
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	134
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	239
3	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	130
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	133
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	130
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	52
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	160
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	130
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	105
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	79
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	52
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	157
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	79
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	106
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	80
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	209
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	156
3	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	150	158
3	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	53
3	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	275	300
3	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	25	28
3	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	247
3	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	285
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	78
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	102
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	105
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	52
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	274
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	225
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	151
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	232
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	89	90
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	100	101
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	107	109
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	291	298
2,3	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	192	194
2,3	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	157	158
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	335	350
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	8	8
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	78	78
2,3	Fannie Mae-Aces 2014-M1	3.319%	7/25/23	404	420
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	285	287
2,3	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	35	35
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	200	207
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	332	350
2,3	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	167	176
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	183
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	211	213
2,3	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	287	302
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	28	28
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	181
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	208
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	304
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	104
2,3	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	231
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	284
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	196	200
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	102
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	132	133
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	203
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	86	86
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	103
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	249
2,3	Fannie Mae-Aces 2016-M12	2.527%	9/25/26	250	246
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	200
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	102
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	101
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	201
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	50
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	75
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	297
2,3	Fannie Mae-Aces 2017-M1	2.496%	10/25/26	200	200
2,3	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	112
2,3	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	300	313
2,3	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	286
2,3	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	200	202
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	155
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	533

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	50	55
2,3	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	100	108
2,3	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	438
2,3	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	165	172
2,3	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	104
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	325
2,3	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	125	135
2,3	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	200	218
2,3	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	200	212
2,3	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	242
2,3	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	335
2,3	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	240	246
2,3	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	130	133
2,3	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	339	345
2,3	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	150	151
2,3	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	350	353
2,3	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	225	227
2,3	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	325	329
2,3	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	325	331
2,3	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	475	491
2,3	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	325	338
2,3	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	155	156
2,3	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	325	338
2,3	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,215	1,266
2,3	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	168	171
2,3	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	340	355
2,3	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	189	192
2,3	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	325	336
2,3	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	288	303
2,3	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	400	420
2,3	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	325	342
2,3	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	72	73
2,3	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	400	421
2,3	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	45	46
2,3	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	225	236
2,3	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	76	78
2,3	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	275	288
2,3	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	275	288
2,3	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	38	38
2,3	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	39	39
2,3	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	150	156
2,3	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	101	103
2,3	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	175	182
2,3	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	175	184
2,3	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	78	80
2,3	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	175	185
2,3	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	225	237
2,3	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	125	130
2,3	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	200	212
2,3	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	125	131
2,3	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	75	78
2,3	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	200	205
2,3	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	150	152
2,3	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	100	102
2,3	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	475	508
2,3	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	300	316
2,3	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	433	457
2,3	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	150	157
2,3	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	125	132
2,3	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	200	211
2,3	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	75	80
2,3	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	100	106
2,3	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	100	107
2,3	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	150	163
2,3	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	350	388
2,3	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	100	111
2,3	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	75	83
2,3	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	275	303
2,3	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	150	169
2,3	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	99	105
2,3	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	275	301
2,3	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	25	27
2,3	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	225	239
2,3	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	100	108
2,3	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	225	243
2,3	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	100	103

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	100	110
2,3	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	200	221
2,3	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	75	84
2,3	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	75	84
2,3	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	10	10
2,3	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	96	95
2,3	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	41	41
2,3	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	112	112
2,3	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	506	505
2,3	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	393	396
2,3	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	24	24
2,3	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	370	375
2,3	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	225	228
2,3	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	136	137
2,3	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	225	228
2,3	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	225	240
2,3	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	375	395
2,3	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	125	133
2,3	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	225	244
2,3	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	100	110
2,3	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	25	28
2,3	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	98	106
2,3	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	175	195
2,3	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	400	441
2,3	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	200	215
2,3	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	50	54
2,3	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	75	82
2,3	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	125	138
2,3	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	123	124
2,3	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	150	152
2,3	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	125	126
2,3	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	100	103
2,3	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	200	206
2,3	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	275	285
2,3	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	24	25
2,3	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	275	293
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	175	184
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	450	487
2,3	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	400	416
3	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	127
3	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	51
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	125	126
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	51
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	25
3	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16	16
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	55	54
3	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
3	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	375	374
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	152
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	51
3	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	160	160
3	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	170	172
3	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	225	228
3	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	200	206
3	GE Capital Credit Card Master Note Trust 2012-7	1.760%	9/15/22	148	148
3	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	125	125
3	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	25	25
3	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	50	50
3	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	25	25
3	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	75	76
3	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	50	51
3	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	100	101
3	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	77
3	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	92	94
3	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	82
3	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	306
3	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	140	142
3	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	124	126
3	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	36
3	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	20	21
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	93
3	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	25	26
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	161

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	49	51
3	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	134
3	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	25	26
3	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	24	24
3	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	77
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	237
3	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
3	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	157
3	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	100
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	157
3	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	131
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	53
3	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	129
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	105
3	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	77
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	204
3	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	79
3	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	52
3	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	160
3	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	53
3	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	158
3	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	274
3	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	73
3	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	107
§,†,3	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	154
3	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	90	89
3	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	250	251
3	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	76
3	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	75	76
3	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	51
3	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	151
3	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	30
3	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	14	14
3	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	31	31
3	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	74
3	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
3	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	77
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	172	177
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	121	123
3	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	176	180
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	52	53
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	39	40
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	100	107
3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	208	213
3	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	5	5
3	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	75	81
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	250	254
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	100	107
3	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	75	79
3	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	100	102
3	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	100	105
3	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	300	329
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	39	41
3	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	26	27
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	32	33
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	100	107
3	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	30	32
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	8	9
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	65	70
3	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	35	37
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	127	136
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	25	27
3	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	30	32
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	2	2
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	50	51
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	95	101
3	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	29	30
3	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	25	26
3	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	175	186

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	85	91
3	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	23	23
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	75	79
3	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	200	212
3	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	50	53
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	79	79
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	175	184
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	100	100
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	110	112
3	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	59	61
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	105	105
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	125	130
3	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	50	52
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	74	74
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	57	59
3	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	100	106
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	125	130
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	100	107
3	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	50	54
3	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	53	55
3	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	57	61
3	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	125	129
3	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	125	132
3	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	82	88
3	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	75	78
3	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	400	428
3	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	200	209
3	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	25	26
3	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	75	78
3	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	50	52
3	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	75	79
3	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	50	52
3	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	225	250
3	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	25	28
3	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	16	16
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	75	75
3	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
3	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	10	10
3	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	100	102
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	40	43
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.499%	8/15/46	20	21
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	100	107
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	68	69
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	14	14
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	100	103
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	93	95
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	100	107
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.912%	2/15/47	100	108
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	25	26
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	100	106
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	50	53
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	66	66
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.582%	10/15/47	50	53
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	122	122
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	75	79
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	50	51
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	200	207
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	100	102
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	75	78
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	75	75

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	125	133
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	125	129
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	75	80
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	75	78
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	75	79
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	50	52
3	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	75	80
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	100	104
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	225	238
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	200	203
3	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	250	257
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	150	159
	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	100	106
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	125	129
3	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	150	159
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	358
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	77
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	80
3	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	103
3	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	85
3	Morgan Stanley Capital I Trust 2016-UBS11	2.782%	8/15/49	200	201
3	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	212
3	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	158
3	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	262
3	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	26
3	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	165
3	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	70	70
3	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25
3	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	30	29
3	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	67	66
3	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	30	30
3	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	74
3	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	104
3	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	125	126
3	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	102
3	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	126
3	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	31
	Royal Bank of Canada	2.100%	10/14/20	800	800
	Royal Bank of Canada	2.300%	3/22/21	175	175
3	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	10	10
3	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	39	39
3	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	50	50
3	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	50	50
3	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	50	51
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	282
3	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	373	374
3	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	150	150
3	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	150	152
3	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	275	279
3	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	275	288
3	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.483%	8/15/39	3	3
6	Toronto-Dominion Bank	2.250%	3/15/21	250	251
3	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	75	75
3	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	11	11
3	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	50
3	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	225	224
3	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	125	125
3	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	51
3	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	125	127
3	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
3	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	105
3	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	52
3	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	158
3	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	52
3	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	184
3	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	79
3	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	104
3	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	159
3	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	65
3	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	105
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	160
3	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	106
3	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	139

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	112
3	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	27
3	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	84
3	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	254
3	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	140
3	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	161
3	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	300
3	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	80
3	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	106
3	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	104	107
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	165	170
3	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	25	26
3	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	175	195
3	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	275	303
3	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	25	27
3	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	69	71
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	5	5
3	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	75	80
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	70	70
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	75	76
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	125	131
3	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	75	78
3	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	125	128
3	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	75	78
3	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	252	262
3	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	175	184
3	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	31	33
3	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	125	129
3	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	175	186
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	29	30
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	276	286
3	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	50	51
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	75	80
3	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	75	80
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	50	50
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	50	51
3	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	50	52
3	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	100	105
3	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	50	54
3	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	210	224
3	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	150	150
3	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	58	60
3	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	125	132
3	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	50	52
3	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	75	77
3	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	100	108
3	WWells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	100	102
3	WWells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	162	165
3	WWells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	192	202
3	WWells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	54	57
3	WWells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	175	184
3	WWells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	100	105
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	100	104
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	150	159
3	WWells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	25	27
3	WWells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	250	264
3	WWells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	275	301
3	WWells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	50	54
3	WWells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	175	194
3	WWells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	200	222
3	WWells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	75	83
3	WWells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	150	169
3	WWells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	225	247
3	WWells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	125	134
3	WWells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	200	207
3	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	179
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	129
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	103

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	76
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	124
3	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	94	96
3	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	39	40
3	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	18	19
3	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	76	78
3	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	15	15
3	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	150	155
3	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	75	77
3	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	17	18
3	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	107
3	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	20	21
3	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	26	27
3	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	30	32
3	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	50	54
3	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	22	23
3	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	25	27
3	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	24	24
3	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	21	22
3	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	50	54
3	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	25	25
3	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	25	27
3	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	75	79
3	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	150	159
3	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	25	26
3	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	76	79
3	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	50	53
3	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	65	66
3	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	65	69
3	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	1	1
3	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	56	57
3	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	140	150
3	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	60	64
3	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	150	150
3	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	200	202
3	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	43	43
Total Asset-Backed/Commercial Mortgage-Backed Securities
(Cost $101,690)					104,414
Corporate Bonds (26.8%)
Finance (8.5%)
	Banking (6.0%)
	American Express Co.	2.200%	10/30/20	300	300
	American Express Co.	3.000%	2/22/21	150	152
	American Express Co.	3.700%	11/5/21	200	206
	American Express Co.	2.750%	5/20/22	300	303
	American Express Co.	2.500%	8/1/22	500	502
	American Express Co.	2.650%	12/2/22	225	227
	American Express Co.	3.400%	2/27/23	300	310
	American Express Co.	3.700%	8/3/23	325	341
	American Express Co.	3.400%	2/22/24	225	234
	American Express Co.	3.000%	10/30/24	300	306
	American Express Co.	3.625%	12/5/24	150	157
	American Express Co.	4.200%	11/6/25	150	164
	American Express Co.	3.125%	5/20/26	250	257
	American Express Co.	4.050%	12/3/42	67	73
	American Express Credit Corp.	2.600%	9/14/20	300	301
	American Express Credit Corp.	2.250%	5/5/21	275	275
	American Express Credit Corp.	2.700%	3/3/22	300	303
	American Express Credit Corp.	3.300%	5/3/27	350	366
	Associated Bank NA	3.500%	8/13/21	50	51
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	250	250
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	200	200
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	302
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	324
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	251
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	202
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	201
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	266
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	252
	Banco Santander SA	3.848%	4/12/23	200	207
	Banco Santander SA	5.179%	11/19/25	450	488
	Banco Santander SA	4.250%	4/11/27	400	420
	Banco Santander SA	3.800%	2/23/28	200	203
	Banco Santander SA	4.379%	4/12/28	200	212
	Bank of America Corp.	2.625%	10/19/20	525	527
	Bank of America Corp.	2.625%	4/19/21	755	760
3	Bank of America Corp.	2.369%	7/21/21	500	499
3	Bank of America Corp.	2.328%	10/1/21	350	349
3	Bank of America Corp.	2.738%	1/23/22	250	251
3	Bank of America Corp.	3.499%	5/17/22	175	178
	Bank of America Corp.	2.503%	10/21/22	300	300
	Bank of America Corp.	3.300%	1/11/23	650	670
3	Bank of America Corp.	3.124%	1/20/23	145	147
3	Bank of America Corp.	2.881%	4/24/23	1,000	1,010
3	Bank of America Corp.	2.816%	7/21/23	1,250	1,262
	Bank of America Corp.	4.100%	7/24/23	300	320
	Bank of America Corp.	3.004%	12/20/23	1,846	1,879
	Bank of America Corp.	4.125%	1/22/24	325	347

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Bank of America Corp.	3.550%	3/5/24	600	621
	Bank of America Corp.	4.000%	4/1/24	392	418
3	Bank of America Corp.	3.864%	7/23/24	125	131
	Bank of America Corp.	4.200%	8/26/24	475	505
	Bank of America Corp.	4.000%	1/22/25	755	793
	Bank of America Corp.	3.950%	4/21/25	500	524
3	Bank of America Corp.	3.093%	10/1/25	350	359
3	Bank of America Corp.	3.366%	1/23/26	300	309
	Bank of America Corp.	4.450%	3/3/26	475	512
	Bank of America Corp.	3.500%	4/19/26	320	334
	Bank of America Corp.	4.250%	10/22/26	725	774
3	Bank of America Corp.	3.559%	4/23/27	1,000	1,040
	Bank of America Corp.	3.248%	10/21/27	750	766
	Bank of America Corp.	4.183%	11/25/27	560	593
3	Bank of America Corp.	3.824%	1/20/28	425	449
3	Bank of America Corp.	3.705%	4/24/28	350	367
3	Bank of America Corp.	3.593%	7/21/28	600	624
	Bank of America Corp.	3.419%	12/20/28	1,334	1,373
3	Bank of America Corp.	3.970%	3/5/29	200	214
3	Bank of America Corp.	4.271%	7/23/29	600	652
3	Bank of America Corp.	3.974%	2/7/30	150	160
	Bank of America Corp.	6.110%	1/29/37	335	426
3	Bank of America Corp.	4.244%	4/24/38	350	381
	Bank of America Corp.	7.750%	5/14/38	340	501
3	Bank of America Corp.	4.078%	4/23/40	500	532
	Bank of America Corp.	5.875%	2/7/42	300	398
	Bank of America Corp.	5.000%	1/21/44	750	908
	Bank of America Corp.	4.875%	4/1/44	300	358
	Bank of America Corp.	4.750%	4/21/45	100	114
3	Bank of America Corp.	4.443%	1/20/48	100	113
3	Bank of America Corp.	4.330%	3/15/50	250	279
	Bank of America NA	6.000%	10/15/36	250	329
	Bank of Montreal	3.100%	7/13/20	200	201
	Bank of Montreal	3.100%	4/13/21	325	330
	Bank of Montreal	1.900%	8/27/21	325	323
	Bank of Montreal	2.900%	3/26/22	425	432
	Bank of Montreal	2.350%	9/11/22	46	46
	Bank of Montreal	2.550%	11/6/22	104	105
	Bank of Montreal	3.300%	2/5/24	300	311
	Bank of Montreal	2.500%	6/28/24	200	200
3	Bank of Montreal	4.338%	10/5/28	100	105
3	Bank of Montreal	3.803%	12/15/32	1,000	1,013
	Bank of New York Mellon Corp.	2.600%	8/17/20	175	176
	Bank of New York Mellon Corp.	2.450%	11/27/20	150	151
	Bank of New York Mellon Corp.	2.050%	5/3/21	250	249
	Bank of New York Mellon Corp.	3.550%	9/23/21	100	103
	Bank of New York Mellon Corp.	2.600%	2/7/22	675	682
	Bank of New York Mellon Corp.	2.950%	1/29/23	195	199
	Bank of New York Mellon Corp.	3.500%	4/28/23	225	234
3	Bank of New York Mellon Corp.	2.661%	5/16/23	225	227
	Bank of New York Mellon Corp.	3.450%	8/11/23	125	130
	Bank of New York Mellon Corp.	2.200%	8/16/23	225	224
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	155
	Bank of New York Mellon Corp.	3.000%	2/24/25	250	256
	Bank of New York Mellon Corp.	2.800%	5/4/26	200	202
	Bank of New York Mellon Corp.	2.450%	8/17/26	125	124
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	155
3	Bank of New York Mellon Corp.	3.442%	2/7/28	150	156
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	202
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	104
	Bank of Nova Scotia	2.150%	7/14/20	200	200
	Bank of Nova Scotia	2.350%	10/21/20	950	951
	Bank of Nova Scotia	2.800%	7/21/21	420	425
	Bank of Nova Scotia	2.700%	3/7/22	250	253
	Bank of Nova Scotia	3.400%	2/11/24	200	208
	Bank of Nova Scotia	4.500%	12/16/25	300	323
	Barclays Bank plc	2.650%	1/11/21	200	200
	Barclays plc	3.250%	1/12/21	100	101
	Barclays plc	3.200%	8/10/21	150	151
	Barclays plc	3.684%	1/10/23	100	101
3	Barclays plc	4.610%	2/15/23	200	207
3	Barclays plc	4.338%	5/16/24	1,000	1,028
	Barclays plc	3.650%	3/16/25	350	352
3	Barclays plc	3.932%	5/7/25	200	203
	Barclays plc	4.375%	1/12/26	300	310
	Barclays plc	4.337%	1/10/28	200	204
3	Barclays plc	4.972%	5/16/29	200	212
	Barclays plc	5.250%	8/17/45	250	273
	Barclays plc	4.950%	1/10/47	200	211
	BB&T Corp.	2.150%	2/1/21	125	125
	BB&T Corp.	2.050%	5/10/21	175	174
	BB&T Corp.	3.200%	9/3/21	150	153
	BB&T Corp.	2.750%	4/1/22	175	177
	BB&T Corp.	3.050%	6/20/22	500	511
	BB&T Corp.	3.750%	12/6/23	250	265
	BB&T Corp.	2.850%	10/26/24	100	102
	BB&T Corp.	3.700%	6/5/25	175	186
	BB&T Corp.	3.875%	3/19/29	200	214
	BNP Paribas SA	5.000%	1/15/21	475	494
	BPCE SA	2.650%	2/3/21	275	276
	BPCE SA	2.750%	12/2/21	250	252
6	BPCE SA	3.000%	5/22/22	250	252
	BPCE SA	4.000%	4/15/24	325	345
	BPCE SA	3.375%	12/2/26	250	257
	Branch Banking & Trust Co.	2.625%	1/15/22	250	251
	Branch Banking & Trust Co.	3.625%	9/16/25	500	525
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	200
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	151
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	353
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	209
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	204
	Capital One Bank USA NA	3.375%	2/15/23	235	239
	Capital One Financial Corp.	2.400%	10/30/20	250	250
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	178
	Capital One Financial Corp.	3.200%	1/30/23	350	359
	Capital One Financial Corp.	3.500%	6/15/23	27	28
	Capital One Financial Corp.	3.900%	1/29/24	250	262
	Capital One Financial Corp.	3.750%	4/24/24	450	472
	Capital One Financial Corp.	3.300%	10/30/24	225	230
	Capital One Financial Corp.	4.200%	10/29/25	175	184
	Capital One Financial Corp.	3.750%	7/28/26	500	509
	Capital One Financial Corp.	3.750%	3/9/27	100	103
	Capital One Financial Corp.	3.800%	1/31/28	300	310
	Capital One NA	2.250%	9/13/21	175	174
	Capital One NA	2.650%	8/8/22	500	502
	Citibank NA	2.125%	10/20/20	400	399
	Citibank NA	2.850%	2/12/21	200	201
	Citibank NA	3.400%	7/23/21	475	484
3	Citibank NA	2.844%	5/20/22	500	503
	Citigroup Inc.	5.375%	8/9/20	50	52
	Citigroup Inc.	2.700%	3/30/21	600	603
	Citigroup Inc.	2.350%	8/2/21	150	150
	Citigroup Inc.	2.900%	12/8/21	200	202
	Citigroup Inc.	4.500%	1/14/22	475	499
	Citigroup Inc.	2.750%	4/25/22	425	429
	Citigroup Inc.	2.700%	10/27/22	375	378
	Citigroup Inc.	3.375%	3/1/23	150	154
	Citigroup Inc.	3.500%	5/15/23	675	693
3	Citigroup Inc.	2.876%	7/24/23	450	455
	Citigroup Inc.	3.875%	10/25/23	738	779
	Citigroup Inc.	4.000%	8/5/24	125	131
	Citigroup Inc.	3.875%	3/26/25	350	364
3	Citigroup Inc.	3.352%	4/24/25	1,500	1,540
	Citigroup Inc.	3.300%	4/27/25	175	180
	Citigroup Inc.	4.400%	6/10/25	1,400	1,495
	Citigroup Inc.	5.500%	9/13/25	75	85
	Citigroup Inc.	3.700%	1/12/26	275	289
	Citigroup Inc.	4.600%	3/9/26	275	297
	Citigroup Inc.	3.400%	5/1/26	25	26
	Citigroup Inc.	3.200%	10/21/26	950	967
	Citigroup Inc.	4.300%	11/20/26	75	79

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	4.450%	9/29/27	1,000	1,073
3	Citigroup Inc.	3.887%	1/10/28	525	554
3	Citigroup Inc.	3.668%	7/24/28	850	885
	Citigroup Inc.	4.125%	7/25/28	250	263
3	Citigroup Inc.	3.520%	10/27/28	580	597
3	Citigroup Inc.	4.075%	4/23/29	150	161
3	Citigroup Inc.	3.980%	3/20/30	475	506
	Citigroup Inc.	6.625%	6/15/32	100	129
	Citigroup Inc.	6.125%	8/25/36	75	92
3	Citigroup Inc.	3.878%	1/24/39	225	234
	Citigroup Inc.	8.125%	7/15/39	562	894
	Citigroup Inc.	5.875%	1/30/42	100	131
	Citigroup Inc.	5.300%	5/6/44	375	448
	Citigroup Inc.	4.650%	7/30/45	200	229
	Citigroup Inc.	4.750%	5/18/46	375	421
	Citigroup Inc.	4.650%	7/23/48	450	519
	Citizens Bank NA	2.250%	10/30/20	200	200
	Citizens Bank NA	2.550%	5/13/21	200	200
	Citizens Bank NA	3.250%	2/14/22	250	255
	Citizens Bank NA	2.650%	5/26/22	125	126
	Citizens Financial Group Inc.	4.300%	12/3/25	125	132
	Comerica Bank	4.000%	7/27/25	50	53
	Comerica Inc.	3.700%	7/31/23	200	209
	Commonwealth Bank of Australia	2.400%	11/2/20	350	350
	Commonwealth Bank of Australia	2.550%	3/15/21	175	175
6	Commonwealth Bank of Australia	2.750%	3/10/22	500	505
6	Commonwealth Bank of Australia	3.350%	6/4/24	800	831
	Compass Bank	3.500%	6/11/21	150	153
	Compass Bank	2.875%	6/29/22	250	252
	Cooperatieve Rabobank UA	4.500%	1/11/21	150	155
	Cooperatieve Rabobank UA	2.500%	1/19/21	600	601
	Cooperatieve Rabobank UA	2.750%	1/10/22	250	252
	Cooperatieve Rabobank UA	3.875%	2/8/22	525	546
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	129
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	187
	Cooperatieve Rabobank UA	3.375%	5/21/25	275	288
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	640
	Cooperatieve Rabobank UA	3.750%	7/21/26	225	229
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	128
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	317
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	420
	Credit Suisse AG	3.000%	10/29/21	600	609
	Credit Suisse AG	3.625%	9/9/24	575	605
6	Credit Suisse Group AG	3.574%	1/9/23	500	509
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	252
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	279
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	777
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	575	596
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	260
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	437
	Deutsche Bank AG	2.700%	7/13/20	625	620
	Deutsche Bank AG	2.950%	8/20/20	100	99
	Deutsche Bank AG	3.125%	1/13/21	100	99
	Deutsche Bank AG	3.150%	1/22/21	150	149
	Deutsche Bank AG	4.250%	10/14/21	700	709
	Deutsche Bank AG	3.300%	11/16/22	500	490
	Deutsche Bank AG	3.950%	2/27/23	300	300
	Deutsche Bank AG	3.700%	5/30/24	548	537
	Deutsche Bank AG	4.100%	1/13/26	100	98
	Discover Bank	3.200%	8/9/21	100	101
	Discover Bank	3.350%	2/6/23	150	153
	Discover Bank	4.200%	8/8/23	300	318
	Discover Bank	3.450%	7/27/26	100	102
	Discover Bank	4.650%	9/13/28	250	273
	Discover Financial Services	3.850%	11/21/22	200	209
	Discover Financial Services	3.950%	11/6/24	525	552
	Discover Financial Services	3.750%	3/4/25	100	104
	Discover Financial Services	4.500%	1/30/26	200	214
	Fifth Third Bancorp	3.500%	3/15/22	125	128
	Fifth Third Bancorp	4.300%	1/16/24	275	293
	Fifth Third Bancorp	3.650%	1/25/24	150	157
	Fifth Third Bancorp	3.950%	3/14/28	75	81
	Fifth Third Bancorp	8.250%	3/1/38	200	295
	Fifth Third Bank	2.200%	10/30/20	200	200
	Fifth Third Bank	2.250%	6/14/21	300	300
	Fifth Third Bank	3.350%	7/26/21	200	204
	Fifth Third Bank	3.950%	7/28/25	200	215
	Fifth Third Bank	3.850%	3/15/26	200	211
	First Horizon National Corp.	3.500%	12/15/20	100	101
	First Republic Bank	2.500%	6/6/22	100	100
	First Republic Bank	4.375%	8/1/46	75	76
	FirstMerit Bank NA	4.270%	11/25/26	150	157
	Goldman Sachs Capital I	6.345%	2/15/34	225	281
	Goldman Sachs Group Inc.	2.750%	9/15/20	550	552
	Goldman Sachs Group Inc.	2.875%	2/25/21	175	176
	Goldman Sachs Group Inc.	2.625%	4/25/21	150	151
	Goldman Sachs Group Inc.	5.250%	7/27/21	650	687
	Goldman Sachs Group Inc.	2.350%	11/15/21	500	499
	Goldman Sachs Group Inc.	5.750%	1/24/22	675	727
	Goldman Sachs Group Inc.	3.000%	4/26/22	545	550
3	Goldman Sachs Group Inc.	2.876%	10/31/22	1,055	1,060
	Goldman Sachs Group Inc.	3.625%	1/22/23	425	441
	Goldman Sachs Group Inc.	3.200%	2/23/23	425	434
3	Goldman Sachs Group Inc.	2.908%	6/5/23	350	353
3	Goldman Sachs Group Inc.	2.905%	7/24/23	500	505
	Goldman Sachs Group Inc.	3.625%	2/20/24	300	313
	Goldman Sachs Group Inc.	4.000%	3/3/24	525	556
	Goldman Sachs Group Inc.	3.850%	7/8/24	175	183
	Goldman Sachs Group Inc.	3.500%	1/23/25	750	773
3	Goldman Sachs Group Inc.	3.272%	9/29/25	550	561
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	211
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	209
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,279
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	467
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	365
3	Goldman Sachs Group Inc.	3.691%	6/5/28	500	515
3	Goldman Sachs Group Inc.	3.814%	4/23/29	400	415
3	Goldman Sachs Group Inc.	4.223%	5/1/29	650	695
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	63
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,267
3	Goldman Sachs Group Inc.	4.017%	10/31/38	350	359
3	Goldman Sachs Group Inc.	4.411%	4/23/39	500	541
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	902
	Goldman Sachs Group Inc.	4.800%	7/8/44	325	375
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	542
	Goldman Sachs Group Inc.	4.750%	10/21/45	225	259
	HSBC Bank USA NA	4.875%	8/24/20	250	256
	HSBC Bank USA NA	5.875%	11/1/34	180	227
	HSBC Bank USA NA	5.625%	8/15/35	250	302
	HSBC Bank USA NA	7.000%	1/15/39	250	352
	HSBC Holdings plc	3.400%	3/8/21	625	634
	HSBC Holdings plc	2.950%	5/25/21	800	807
	HSBC Holdings plc	2.650%	1/5/22	500	502
	HSBC Holdings plc	4.875%	1/14/22	160	169
	HSBC Holdings plc	4.000%	3/30/22	290	302
3	HSBC Holdings plc	3.262%	3/13/23	560	569
	HSBC Holdings plc	3.600%	5/25/23	200	208
3	HSBC Holdings plc	3.033%	11/22/23	200	201
	HSBC Holdings plc	4.250%	3/14/24	250	264
3	HSBC Holdings plc	3.950%	5/18/24	500	521
3	HSBC Holdings plc	3.803%	3/11/25	1,075	1,115
	HSBC Holdings plc	4.250%	8/18/25	150	158
	HSBC Holdings plc	4.300%	3/8/26	1,100	1,174
	HSBC Holdings plc	3.900%	5/25/26	450	470
3	HSBC Holdings plc	4.292%	9/12/26	500	531
	HSBC Holdings plc	4.375%	11/23/26	350	369

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	HSBC Holdings plc	4.041%	3/13/28	400	419
3	HSBC Holdings plc	4.583%	6/19/29	400	437
3	HSBC Holdings plc	3.973%	5/22/30	570	595
	HSBC Holdings plc	7.625%	5/17/32	100	139
	HSBC Holdings plc	7.350%	11/27/32	100	136
	HSBC Holdings plc	6.500%	5/2/36	350	453
	HSBC Holdings plc	6.500%	9/15/37	50	65
	HSBC Holdings plc	6.800%	6/1/38	200	269
	HSBC Holdings plc	5.250%	3/14/44	750	876
	HSBC USA Inc.	2.750%	8/7/20	150	151
	HSBC USA Inc.	5.000%	9/27/20	300	309
	HSBC USA Inc.	3.500%	6/23/24	150	156
	Huntington Bancshares Inc.	7.000%	12/15/20	25	27
	Huntington Bancshares Inc.	3.150%	3/14/21	100	101
	Huntington Bancshares Inc.	2.300%	1/14/22	200	200
	Huntington National Bank	3.250%	5/14/21	250	254
	Huntington National Bank	2.500%	8/7/22	200	201
	Huntington National Bank	3.550%	10/6/23	250	262
	ING Groep NV	3.150%	3/29/22	200	204
	ING Groep NV	4.100%	10/2/23	300	317
	ING Groep NV	3.550%	4/9/24	200	206
	ING Groep NV	3.950%	3/29/27	300	314
	ING Groep NV	4.550%	10/2/28	200	220
	ING Groep NV	4.050%	4/9/29	200	212
	JPMorgan Chase & Co.	4.400%	7/22/20	475	485
	JPMorgan Chase & Co.	4.250%	10/15/20	200	205
	JPMorgan Chase & Co.	2.550%	10/29/20	450	451
	JPMorgan Chase & Co.	2.550%	3/1/21	850	852
	JPMorgan Chase & Co.	4.625%	5/10/21	250	260
	JPMorgan Chase & Co.	2.400%	6/7/21	275	276
	JPMorgan Chase & Co.	2.295%	8/15/21	450	449
	JPMorgan Chase & Co.	4.350%	8/15/21	205	213
	JPMorgan Chase & Co.	4.500%	1/24/22	325	342
3	JPMorgan Chase & Co.	3.514%	6/18/22	200	204
	JPMorgan Chase & Co.	3.250%	9/23/22	750	770
	JPMorgan Chase & Co.	2.972%	1/15/23	370	375
	JPMorgan Chase & Co.	3.200%	1/25/23	750	769
3	JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,020
3	JPMorgan Chase & Co.	2.776%	4/25/23	350	353
	JPMorgan Chase & Co.	3.375%	5/1/23	300	308
	JPMorgan Chase & Co.	2.700%	5/18/23	250	252
	JPMorgan Chase & Co.	3.875%	2/1/24	575	610
3	JPMorgan Chase & Co.	3.559%	4/23/24	325	337
	JPMorgan Chase & Co.	3.625%	5/13/24	850	894
3	JPMorgan Chase & Co.	3.797%	7/23/24	175	184
	JPMorgan Chase & Co.	3.875%	9/10/24	575	604
3	JPMorgan Chase & Co.	4.023%	12/5/24	300	318
	JPMorgan Chase & Co.	3.125%	1/23/25	400	411
3	JPMorgan Chase & Co.	3.220%	3/1/25	600	616
	JPMorgan Chase & Co.	3.900%	7/15/25	300	320
	JPMorgan Chase & Co.	3.300%	4/1/26	685	709
	JPMorgan Chase & Co.	3.200%	6/15/26	300	309
	JPMorgan Chase & Co.	2.950%	10/1/26	875	885
	JPMorgan Chase & Co.	4.125%	12/15/26	450	480
3	JPMorgan Chase & Co.	3.960%	1/29/27	700	747
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,030
3	JPMorgan Chase & Co.	3.782%	2/1/28	625	660
3	JPMorgan Chase & Co.	3.540%	5/1/28	350	364
3	JPMorgan Chase & Co.	3.509%	1/23/29	425	441
3	JPMorgan Chase & Co.	4.005%	4/23/29	300	322
3	JPMorgan Chase & Co.	4.203%	7/23/29	200	218
3	JPMorgan Chase & Co.	4.452%	12/5/29	350	388
3	JPMorgan Chase & Co.	3.702%	5/6/30	300	315
	JPMorgan Chase & Co.	6.400%	5/15/38	450	620
	JPMorgan Chase & Co.	5.500%	10/15/40	650	823
	JPMorgan Chase & Co.	5.600%	7/15/41	275	355
	JPMorgan Chase & Co.	5.400%	1/6/42	150	190
	JPMorgan Chase & Co.	5.625%	8/16/43	300	382
	JPMorgan Chase & Co.	4.950%	6/1/45	100	118
3	JPMorgan Chase & Co.	4.260%	2/22/48	375	413
3	JPMorgan Chase & Co.	4.032%	7/24/48	500	536
3	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,050
3	JPMorgan Chase & Co.	3.897%	1/23/49	400	419
	KeyBank NA	2.300%	9/14/22	200	200
	KeyBank NA	3.375%	3/7/23	250	259
	KeyBank NA	3.300%	6/1/25	125	130
	KeyCorp	5.100%	3/24/21	25	26
	KeyCorp	4.150%	10/29/25	150	162
	KeyCorp	4.100%	4/30/28	600	652
	Lloyds Bank plc	6.375%	1/21/21	175	185
	Lloyds Bank plc	3.300%	5/7/21	200	203
	Lloyds Banking Group plc	3.000%	1/11/22	300	302
	Lloyds Banking Group plc	4.050%	8/16/23	900	939
3	Lloyds Banking Group plc	2.907%	11/7/23	400	399
	Lloyds Banking Group plc	3.900%	3/12/24	200	209
	Lloyds Banking Group plc	4.450%	5/8/25	200	212
	Lloyds Banking Group plc	4.582%	12/10/25	700	729
	Lloyds Banking Group plc	3.750%	1/11/27	200	203
	Lloyds Banking Group plc	4.375%	3/22/28	250	265
	Lloyds Banking Group plc	4.550%	8/16/28	200	215
3	Lloyds Banking Group plc	3.574%	11/7/28	200	200
	Lloyds Banking Group plc	5.300%	12/1/45	200	224
	Lloyds Banking Group plc	4.344%	1/9/48	275	267
	M&T Bank Corp.	3.550%	7/26/23	200	211
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	227
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	406
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	204
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	397
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	204
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	301
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	309
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	775
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	100
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	207
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	264
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	558
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	249
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	529
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	258
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	216
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	218
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	214
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	55
	Mizuho Financial Group Inc.	3.549%	3/5/23	200	207
3	Mizuho Financial Group Inc.	3.922%	9/11/24	200	210
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	263
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	355
3	Mizuho Financial Group Inc.	4.254%	9/11/29	400	436
	Morgan Stanley	5.500%	7/24/20	175	181
	Morgan Stanley	5.750%	1/25/21	250	263
	Morgan Stanley	2.500%	4/21/21	200	200
	Morgan Stanley	5.500%	7/28/21	75	80
	Morgan Stanley	2.625%	11/17/21	500	503
	Morgan Stanley	2.750%	5/19/22	600	606
	Morgan Stanley	4.875%	11/1/22	425	455
	Morgan Stanley	3.125%	1/23/23	750	767
	Morgan Stanley	3.750%	2/25/23	675	704
3	Morgan Stanley	3.737%	4/24/24	750	782
	Morgan Stanley	3.875%	4/29/24	545	577
	Morgan Stanley	3.700%	10/23/24	650	685
	Morgan Stanley	4.000%	7/23/25	230	246
	Morgan Stanley	5.000%	11/24/25	650	720
	Morgan Stanley	3.875%	1/27/26	225	239
	Morgan Stanley	3.125%	7/27/26	700	711
	Morgan Stanley	6.250%	8/9/26	425	511
	Morgan Stanley	4.350%	9/8/26	400	428
	Morgan Stanley	3.625%	1/20/27	250	261
	Morgan Stanley	3.950%	4/23/27	325	339
3	Morgan Stanley	3.591%	7/22/28	875	908
3	Morgan Stanley	3.772%	1/24/29	575	604
3	Morgan Stanley	4.431%	1/23/30	600	662
	Morgan Stanley	7.250%	4/1/32	150	210

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Morgan Stanley	3.971%	7/22/38	375	391
3	Morgan Stanley	4.457%	4/22/39	250	277
	Morgan Stanley	6.375%	7/24/42	600	839
	Morgan Stanley	4.300%	1/27/45	650	711
	Morgan Stanley	4.375%	1/22/47	175	195
	MUFG Americas Holdings Corp.	3.500%	6/18/22	475	488
	MUFG Americas Holdings Corp.	3.000%	2/10/25	80	81
	National Australia Bank Ltd.	1.875%	7/12/21	175	173
	National Australia Bank Ltd.	3.375%	9/20/21	250	256
	National Australia Bank Ltd.	3.700%	11/4/21	250	258
	National Australia Bank Ltd.	2.500%	5/22/22	550	553
	National Australia Bank Ltd.	3.000%	1/20/23	250	255
	National Australia Bank Ltd.	3.625%	6/20/23	250	261
	National Australia Bank Ltd.	3.375%	1/14/26	100	104
	National Australia Bank Ltd.	2.500%	7/12/26	200	197
	National Bank of Canada	2.200%	11/2/20	200	200
	Northern Trust Corp.	3.450%	11/4/20	50	51
	Northern Trust Corp.	3.375%	8/23/21	100	103
	Northern Trust Corp.	3.950%	10/30/25	150	162
	Northern Trust Corp.	3.650%	8/3/28	100	108
3	Northern Trust Corp.	3.375%	5/8/32	50	51
	People’s United Bank NA	4.000%	7/15/24	100	103
	People’s United Financial Inc.	3.650%	12/6/22	100	103
	PNC Bank NA	2.450%	11/5/20	430	431
	PNC Bank NA	2.150%	4/29/21	250	250
	PNC Bank NA	2.550%	12/9/21	100	101
	PNC Bank NA	2.625%	2/17/22	175	176
	PNC Bank NA	3.300%	10/30/24	200	208
	PNC Bank NA	2.950%	2/23/25	150	153
	PNC Bank NA	3.250%	6/1/25	100	104
	PNC Bank NA	3.100%	10/25/27	250	257
	PNC Bank NA	3.250%	1/22/28	150	156
	PNC Bank NA	4.050%	7/26/28	250	272
	PNC Financial Services Group Inc.	3.500%	1/23/24	100	105
	PNC Financial Services Group Inc.	3.900%	4/29/24	125	132
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	463
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	524
	PNC Funding Corp.	4.375%	8/11/20	475	485
	PNC Funding Corp.	3.300%	3/8/22	440	452
3	Regions Bank	3.374%	8/13/21	150	151
	Regions Bank	6.450%	6/26/37	250	316
	Regions Financial Corp.	3.200%	2/8/21	100	101
	Regions Financial Corp.	3.800%	8/14/23	200	209
	Royal Bank of Canada	2.150%	10/26/20	100	100
	Royal Bank of Canada	2.350%	10/30/20	100	100
	Royal Bank of Canada	2.500%	1/19/21	200	201
	Royal Bank of Canada	2.750%	2/1/22	300	304
	Royal Bank of Canada	2.800%	4/29/22	300	304
	Royal Bank of Canada	3.700%	10/5/23	100	105
	Royal Bank of Canada	4.650%	1/27/26	250	272
	Royal Bank of Scotland Group plc	6.125%	12/15/22	100	108
3	Royal Bank of Scotland Group plc	3.498%	5/15/23	500	504
	Royal Bank of Scotland Group plc	6.100%	6/10/23	195	211
	Royal Bank of Scotland Group plc	3.875%	9/12/23	600	613
	Royal Bank of Scotland Group plc	6.000%	12/19/23	100	109
	Royal Bank of Scotland Group plc	5.125%	5/28/24	500	527
3	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	312
3	Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,067
3	Royal Bank of Scotland Group plc	5.076%	1/27/30	200	216
3	Royal Bank of Scotland Group plc	4.445%	5/8/30	650	672
	Santander Holdings USA Inc.	4.450%	12/3/21	200	208
	Santander Holdings USA Inc.	3.700%	3/28/22	700	716
	Santander Holdings USA Inc.	3.400%	1/18/23	115	117
	Santander Holdings USA Inc.	4.500%	7/17/25	125	132
	Santander Holdings USA Inc.	4.400%	7/13/27	250	261
	Santander UK Group Holdings plc	3.125%	1/8/21	550	553
	Santander UK Group Holdings plc	2.875%	8/5/21	225	225
	Santander UK Group Holdings plc	3.571%	1/10/23	200	203
3	Santander UK Group Holdings plc	3.823%	11/3/28	200	202
	Santander UK plc	2.125%	11/3/20	200	199
	Santander UK plc	3.400%	6/1/21	200	203
	Santander UK plc	3.750%	11/15/21	200	205
	Santander UK plc	4.000%	3/13/24	200	210
	Santander UK plc	2.875%	6/18/24	200	201
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	301
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	247
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	252
	State Street Corp.	1.950%	5/19/21	125	125
3	State Street Corp.	2.653%	5/15/23	300	303
	State Street Corp.	3.100%	5/15/23	400	410
	State Street Corp.	3.700%	11/20/23	83	87
3	State Street Corp.	3.776%	12/3/24	200	210
	State Street Corp.	3.550%	8/18/25	225	238
	State Street Corp.	2.650%	5/19/26	125	125
3	State Street Corp.	4.141%	12/3/29	200	221
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	200
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	256
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	105
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	265
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	258
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	342
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	248
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	475
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	252
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	202
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	202
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	255
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	209
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	211
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	159
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	124
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	177
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	208
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	726
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	315
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	109
	SunTrust Bank	2.800%	5/17/22	400	405
3	SunTrust Bank	3.502%	8/2/22	250	256
	SunTrust Bank	3.000%	2/2/23	75	76
	SunTrust Bank	3.200%	4/1/24	500	515
3	SunTrust Bank	3.689%	8/2/24	250	260
	SunTrust Bank	3.300%	5/15/26	200	203
	SunTrust Banks Inc.	2.900%	3/3/21	75	76
	SunTrust Banks Inc.	2.700%	1/27/22	125	126
	SVB Financial Group	3.500%	1/29/25	100	102
	Svenska Handelsbanken AB	2.450%	3/30/21	300	301
	Svenska Handelsbanken AB	3.350%	5/24/21	200	204
	Svenska Handelsbanken AB	1.875%	9/7/21	350	346
	Synchrony Bank	3.650%	5/24/21	250	254
	Synchrony Bank	3.000%	6/15/22	100	101
	Synchrony Financial	4.250%	8/15/24	250	260
	Synchrony Financial	4.500%	7/23/25	150	157
	Synchrony Financial	3.700%	8/4/26	125	124
	Synchrony Financial	3.950%	12/1/27	300	299
	Synovus Financial Corp.	3.125%	11/1/22	50	50
	Toronto-Dominion Bank	3.150%	9/17/20	400	404
	Toronto-Dominion Bank	2.500%	12/14/20	100	101
	Toronto-Dominion Bank	2.550%	1/25/21	450	452
	Toronto-Dominion Bank	2.125%	4/7/21	175	175
	Toronto-Dominion Bank	3.250%	6/11/21	600	612
	Toronto-Dominion Bank	1.800%	7/13/21	150	149
	Toronto-Dominion Bank	3.250%	3/11/24	400	414
	UBS AG	4.875%	8/4/20	50	51
6	UBS AG	2.450%	12/1/20	200	200
	US Bancorp	2.350%	1/29/21	100	100
	US Bancorp	4.125%	5/24/21	250	258
	US Bancorp	2.625%	1/24/22	200	202
	US Bancorp	3.000%	3/15/22	125	128
	US Bancorp	2.950%	7/15/22	400	408
	US Bancorp	3.700%	1/30/24	150	159
	US Bancorp	3.375%	2/5/24	500	523
	US Bancorp	3.600%	9/11/24	50	53

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	US Bancorp	3.950%	11/17/25	100	109
	US Bancorp	3.100%	4/27/26	300	306
	US Bancorp	3.150%	4/27/27	275	285
	US Bancorp	3.900%	4/26/28	150	165
	US Bank NA	3.050%	7/24/20	250	252
	US Bank NA	2.050%	10/23/20	250	249
	US Bank NA	2.650%	5/23/22	250	253
	US Bank NA	2.850%	1/23/23	250	254
	US Bank NA	3.400%	7/24/23	250	261
	US Bank NA	2.800%	1/27/25	500	511
	Wachovia Corp.	6.605%	10/1/25	265	314
	Wells Fargo & Co.	2.600%	7/22/20	650	652
	Wells Fargo & Co.	2.550%	12/7/20	300	301
	Wells Fargo & Co.	2.500%	3/4/21	1,350	1,352
	Wells Fargo & Co.	4.600%	4/1/21	825	856
	Wells Fargo & Co.	2.100%	7/26/21	350	348
	Wells Fargo & Co.	3.500%	3/8/22	450	463
	Wells Fargo & Co.	2.625%	7/22/22	775	779
	Wells Fargo & Co.	3.069%	1/24/23	1,500	1,522
	Wells Fargo & Co.	3.450%	2/13/23	350	359
	Wells Fargo & Co.	3.750%	1/24/24	200	210
	Wells Fargo & Co.	3.300%	9/9/24	400	413
	Wells Fargo & Co.	3.000%	2/19/25	425	430
	Wells Fargo & Co.	3.000%	4/22/26	525	531
	Wells Fargo & Co.	4.100%	6/3/26	725	766
	Wells Fargo & Co.	3.000%	10/23/26	675	679
	Wells Fargo & Co.	4.300%	7/22/27	475	512
3	Wells Fargo & Co.	3.584%	5/22/28	500	522
	Wells Fargo & Co.	4.150%	1/24/29	200	218
	Wells Fargo & Co.	5.375%	2/7/35	200	247
	Wells Fargo & Co.	5.375%	11/2/43	500	602
	Wells Fargo & Co.	5.606%	1/15/44	600	748
	Wells Fargo & Co.	4.650%	11/4/44	325	359
	Wells Fargo & Co.	3.900%	5/1/45	250	268
	Wells Fargo & Co.	4.900%	11/17/45	250	289
	Wells Fargo & Co.	4.400%	6/14/46	300	324
	Wells Fargo & Co.	4.750%	12/7/46	350	398
	Wells Fargo Bank NA	2.600%	1/15/21	250	251
3	Wells Fargo Bank NA	3.325%	7/23/21	250	252
	Wells Fargo Bank NA	3.625%	10/22/21	450	462
3	Wells Fargo Bank NA	2.897%	5/27/22	600	605
	Wells Fargo Bank NA	3.550%	8/14/23	750	783
	Wells Fargo Bank NA	5.950%	8/26/36	200	255
	Wells Fargo Bank NA	5.850%	2/1/37	300	385
	Wells Fargo Bank NA	6.600%	1/15/38	225	313
	Westpac Banking Corp.	2.600%	11/23/20	250	251
	Westpac Banking Corp.	2.100%	5/13/21	600	598
	Westpac Banking Corp.	2.000%	8/19/21	275	273
	Westpac Banking Corp.	2.500%	6/28/22	1,000	1,005
	Westpac Banking Corp.	2.750%	1/11/23	200	202
	Westpac Banking Corp.	3.650%	5/15/23	75	78
	Westpac Banking Corp.	3.300%	2/26/24	250	258
	Westpac Banking Corp.	2.850%	5/13/26	200	201
	Westpac Banking Corp.	2.700%	8/19/26	175	174
	Westpac Banking Corp.	3.350%	3/8/27	250	260
3	Westpac Banking Corp.	4.322%	11/23/31	500	514
	Zions Bancorp NA	3.500%	8/27/21	250	255

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	100	106
	Affiliated Managers Group Inc.	3.500%	8/1/25	125	128
	Ameriprise Financial Inc.	3.000%	3/22/22	50	51
	Ameriprise Financial Inc.	4.000%	10/15/23	250	266
	Ameriprise Financial Inc.	3.700%	10/15/24	100	106
	BGC Partners Inc.	5.125%	5/27/21	50	51
	BlackRock Inc.	4.250%	5/24/21	125	130
	BlackRock Inc.	3.375%	6/1/22	175	181
	BlackRock Inc.	3.500%	3/18/24	175	186
	BlackRock Inc.	3.200%	3/15/27	100	104
	BlackRock Inc.	3.250%	4/30/29	90	94
	Brookfield Asset Management Inc.	4.000%	1/15/25	105	110
	Brookfield Finance Inc.	4.250%	6/2/26	50	53
	Brookfield Finance Inc.	3.900%	1/25/28	125	127
	Brookfield Finance Inc.	4.850%	3/29/29	150	164
	Brookfield Finance Inc.	4.700%	9/20/47	150	155
	Brookfield Finance LLC	4.000%	4/1/24	175	183
	Cboe Global Markets Inc.	3.650%	1/12/27	110	116
	Charles Schwab Corp.	3.250%	5/21/21	125	127
	Charles Schwab Corp.	3.225%	9/1/22	300	308
	Charles Schwab Corp.	2.650%	1/25/23	100	101
	Charles Schwab Corp.	3.550%	2/1/24	400	421
	Charles Schwab Corp.	3.850%	5/21/25	25	27
	Charles Schwab Corp.	3.200%	3/2/27	250	258
	Charles Schwab Corp.	3.200%	1/25/28	100	103
	Charles Schwab Corp.	4.000%	2/1/29	125	136
	Charles Schwab Corp.	3.250%	5/22/29	100	103
	CME Group Inc.	3.000%	9/15/22	125	128
	CME Group Inc.	3.000%	3/15/25	125	130
	CME Group Inc.	5.300%	9/15/43	150	192
	CME Group Inc.	4.150%	6/15/48	125	140
	E*TRADE Financial Corp.	3.800%	8/24/27	75	75
	E*TRADE Financial Corp.	4.500%	6/20/28	65	68
	Eaton Vance Corp.	3.625%	6/15/23	50	52
	Eaton Vance Corp.	3.500%	4/6/27	100	103
	Franklin Resources Inc.	2.800%	9/15/22	225	229
	Intercontinental Exchange Inc.	2.350%	9/15/22	100	100
	Intercontinental Exchange Inc.	3.450%	9/21/23	100	104
	Intercontinental Exchange Inc.	4.000%	10/15/23	150	159
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	321
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	154
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	81
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	195
	Invesco Finance plc	3.125%	11/30/22	175	179
	Invesco Finance plc	4.000%	1/30/24	450	476
	Invesco Finance plc	3.750%	1/15/26	170	177
	Invesco Finance plc	5.375%	11/30/43	75	85
	Janus Capital Group Inc.	4.875%	8/1/25	75	80
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	162
	Jefferies Group LLC	6.875%	4/15/21	105	112
	Jefferies Group LLC	5.125%	1/20/23	100	108
	Jefferies Group LLC	4.850%	1/15/27	200	207
	Jefferies Group LLC	6.450%	6/8/27	50	56
	Jefferies Group LLC	6.250%	1/15/36	75	81
	Jefferies Group LLC	6.500%	1/20/43	75	80
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	286
	Lazard Group LLC	3.750%	2/13/25	50	52
	Lazard Group LLC	3.625%	3/1/27	100	101
	Lazard Group LLC	4.500%	9/19/28	100	106
	Legg Mason Inc.	4.750%	3/15/26	100	107
	Legg Mason Inc.	5.625%	1/15/44	100	108
	Nasdaq Inc.	4.250%	6/1/24	125	134
	Nasdaq Inc.	3.850%	6/30/26	100	105
	Owl Rock Capital Corp.	5.250%	4/15/24	25	26
	Raymond James Financial Inc.	3.625%	9/15/26	75	77
	Raymond James Financial Inc.	4.950%	7/15/46	210	234
	Stifel Financial Corp.	3.500%	12/1/20	50	51
	Stifel Financial Corp.	4.250%	7/18/24	150	157
	TD Ameritrade Holding Corp.	2.950%	4/1/22	125	127
	TD Ameritrade Holding Corp.	3.625%	4/1/25	100	105
	TD Ameritrade Holding Corp.	3.300%	4/1/27	125	128

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	350	355
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	150	153
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	150	155
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	200	209

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	72
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	125	128
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	100	102
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	175	183
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	126
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	131
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	297
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	150	150
	Air Lease Corp.	2.500%	3/1/21	250	250
	Air Lease Corp.	3.875%	4/1/21	75	77
	Air Lease Corp.	3.375%	6/1/21	75	76
	Air Lease Corp.	3.750%	2/1/22	300	308
	Air Lease Corp.	2.625%	7/1/22	100	100
	Air Lease Corp.	2.750%	1/15/23	100	100
	Air Lease Corp.	3.875%	7/3/23	100	104
	Air Lease Corp.	4.250%	2/1/24	200	211
	Air Lease Corp.	4.250%	9/15/24	75	80
	Air Lease Corp.	3.250%	3/1/25	150	151
	Air Lease Corp.	3.625%	4/1/27	75	75
	Air Lease Corp.	3.625%	12/1/27	100	100
	Air Lease Corp.	4.625%	10/1/28	100	106
	Aircastle Ltd.	4.400%	9/25/23	125	130
	Aircastle Ltd.	4.125%	5/1/24	400	409
	Aircastle Ltd.	4.250%	6/15/26	100	101
	Ares Capital Corp.	3.500%	2/10/23	250	249
	Ares Capital Corp.	4.200%	6/10/24	75	76
	Ares Capital Corp.	4.250%	3/1/25	100	101
	GATX Corp.	3.250%	3/30/25	125	125
	GATX Corp.	3.250%	9/15/26	50	50
	GATX Corp.	3.850%	3/30/27	175	179
	GATX Corp.	3.500%	3/15/28	100	100
	GATX Corp.	4.550%	11/7/28	150	161
	GATX Corp.	4.700%	4/1/29	75	83
	GATX Corp.	4.500%	3/30/45	50	50
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	1,237	1,230
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	362
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,138
	International Lease Finance Corp.	8.250%	12/15/20	200	216
	International Lease Finance Corp.	4.625%	4/15/21	89	92
	International Lease Finance Corp.	8.625%	1/15/22	315	359
	International Lease Finance Corp.	5.875%	8/15/22	160	174
	Prospect Capital Corp.	5.875%	3/15/23	40	42

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	50	71
	AEGON Funding Co. LLC	5.750%	12/15/20	81	85
	Aetna Inc.	2.750%	11/15/22	200	201
	Aetna Inc.	2.800%	6/15/23	125	125
	Aetna Inc.	3.500%	11/15/24	125	129
	Aetna Inc.	6.625%	6/15/36	130	160
	Aetna Inc.	6.750%	12/15/37	100	125
	Aetna Inc.	4.500%	5/15/42	75	74
	Aetna Inc.	4.125%	11/15/42	75	71
	Aetna Inc.	3.875%	8/15/47	300	271
	Aflac Inc.	4.000%	2/15/22	50	52
	Aflac Inc.	3.625%	6/15/23	125	131
	Aflac Inc.	3.625%	11/15/24	125	132
	Aflac Inc.	3.250%	3/17/25	125	129
	Aflac Inc.	2.875%	10/15/26	75	75
	Aflac Inc.	4.000%	10/15/46	50	52
	Aflac Inc.	4.750%	1/15/49	115	135
	Alleghany Corp.	5.625%	9/15/20	100	104
	Alleghany Corp.	4.900%	9/15/44	100	109
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	77
	Allstate Corp.	3.150%	6/15/23	100	103
	Allstate Corp.	5.550%	5/9/35	75	93
	Allstate Corp.	4.500%	6/15/43	125	141
	Allstate Corp.	4.200%	12/15/46	200	223
	Allstate Corp.	3.850%	8/10/49	100	105
3	Allstate Corp.	5.750%	8/15/53	75	78
3	Allstate Corp.	6.500%	5/15/67	100	114
	Alterra Finance LLC	6.250%	9/30/20	55	57
	American Financial Group Inc.	3.500%	8/15/26	50	50
	American Financial Group Inc.	4.500%	6/15/47	110	110
	American International Group Inc.	3.375%	8/15/20	125	126
	American International Group Inc.	6.400%	12/15/20	385	407
	American International Group Inc.	3.300%	3/1/21	275	279
	American International Group Inc.	4.875%	6/1/22	250	268
	American International Group Inc.	4.125%	2/15/24	70	74
	American International Group Inc.	3.750%	7/10/25	85	89
	American International Group Inc.	4.200%	4/1/28	200	213
	American International Group Inc.	4.250%	3/15/29	50	54
	American International Group Inc.	3.875%	1/15/35	200	200
	American International Group Inc.	4.700%	7/10/35	75	82
	American International Group Inc.	6.250%	5/1/36	475	586
	American International Group Inc.	4.500%	7/16/44	500	525
	American International Group Inc.	4.750%	4/1/48	100	110
3	American International Group Inc.	5.750%	4/1/48	125	126
	American International Group Inc.	4.375%	1/15/55	125	126
3	American International Group Inc.	8.175%	5/15/68	95	120
	Anthem Inc.	4.350%	8/15/20	100	102
	Anthem Inc.	2.500%	11/21/20	175	175
	Anthem Inc.	3.700%	8/15/21	125	128
	Anthem Inc.	3.125%	5/15/22	150	152
	Anthem Inc.	2.950%	12/1/22	150	152
	Anthem Inc.	3.300%	1/15/23	200	206
	Anthem Inc.	3.500%	8/15/24	75	78
	Anthem Inc.	3.350%	12/1/24	160	165
	Anthem Inc.	3.650%	12/1/27	300	311
	Anthem Inc.	4.101%	3/1/28	400	426
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	91
	Anthem Inc.	6.375%	6/15/37	50	64
	Anthem Inc.	4.625%	5/15/42	175	190
	Anthem Inc.	4.650%	1/15/43	775	845
	Anthem Inc.	5.100%	1/15/44	100	115
	Anthem Inc.	4.375%	12/1/47	300	318
	Anthem Inc.	4.550%	3/1/48	155	169
	Anthem Inc.	4.850%	8/15/54	50	53
	Aon Corp.	5.000%	9/30/20	150	155
	Aon Corp.	8.205%	1/1/27	25	31
	Aon Corp.	4.500%	12/15/28	100	110
	Aon Corp.	3.750%	5/2/29	90	94
	Aon Corp.	6.250%	9/30/40	100	127
	Aon plc	3.500%	6/14/24	150	156
	Aon plc	3.875%	12/15/25	200	213
	Aon plc	4.600%	6/14/44	175	191
	Aon plc	4.750%	5/15/45	100	110
	Arch Capital Finance LLC	4.011%	12/15/26	100	107
	Arch Capital Finance LLC	5.031%	12/15/46	100	119
	Arch Capital Group Ltd.	7.350%	5/1/34	50	70
	Arch Capital Group US Inc.	5.144%	11/1/43	50	59
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	185
	Assurant Inc.	4.000%	3/15/23	50	52
	Assurant Inc.	4.200%	9/27/23	100	104
	Assurant Inc.	4.900%	3/27/28	100	107
	Assurant Inc.	6.750%	2/15/34	50	60
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	82
	Athene Holding Ltd.	4.125%	1/12/28	200	202
	AXA Equitable Holdings Inc.	3.900%	4/20/23	100	104

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AXA Equitable Holdings Inc.	7.000%	4/1/28	75	89
	AXA Equitable Holdings Inc.	4.350%	4/20/28	680	713
	AXA Equitable Holdings Inc.	5.000%	4/20/48	350	359
	AXA SA	8.600%	12/15/30	225	319
	AXIS Specialty Finance LLC	3.900%	7/15/29	50	51
	AXIS Specialty Finance plc	4.000%	12/6/27	550	565
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	278
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	195	201
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	154
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	184
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	221
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	336
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	777
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	710	795
	Berkshire Hathaway Inc.	2.200%	3/15/21	200	201
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	77
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	305
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	750
	Berkshire Hathaway Inc.	4.500%	2/11/43	175	202
	Brighthouse Financial Inc.	3.700%	6/22/27	250	237
	Brighthouse Financial Inc.	4.700%	6/22/47	130	108
	Brown & Brown Inc.	4.200%	9/15/24	75	79
	Brown & Brown Inc.	4.500%	3/15/29	75	79
	Chubb Corp.	6.000%	5/11/37	125	168
	Chubb Corp.	6.500%	5/15/38	50	71
	Chubb INA Holdings Inc.	2.875%	11/3/22	475	484
	Chubb INA Holdings Inc.	2.700%	3/13/23	125	127
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	105
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	260
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	283
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	112
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	406
	Cigna Holding Co.	4.375%	12/15/20	45	46
	Cigna Holding Co.	4.500%	3/15/21	25	26
	Cigna Holding Co.	4.000%	2/15/22	125	129
	Cigna Holding Co.	3.250%	4/15/25	250	254
	Cigna Holding Co.	7.875%	5/15/27	41	54
	Cigna Holding Co.	3.050%	10/15/27	225	222
	Cigna Holding Co.	5.375%	2/15/42	75	85
	Cigna Holding Co.	3.875%	10/15/47	120	112
	Cincinnati Financial Corp.	6.920%	5/15/28	100	129
	Cincinnati Financial Corp.	6.125%	11/1/34	75	95
	CNA Financial Corp.	5.750%	8/15/21	75	80
	CNA Financial Corp.	3.950%	5/15/24	150	158
	CNA Financial Corp.	4.500%	3/1/26	125	135
	CNA Financial Corp.	3.450%	8/15/27	100	101
	CNA Financial Corp.	3.900%	5/1/29	25	26
	Coventry Health Care Inc.	5.450%	6/15/21	100	105
	Enstar Group Ltd.	4.500%	3/10/22	50	51
	Enstar Group Ltd.	4.950%	6/1/29	95	96
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	106
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	53
	First American Financial Corp.	4.600%	11/15/24	100	106
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	106
	Hartford Financial Services Group Inc.	5.125%	4/15/22	125	134
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	62
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	126
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	185
	Humana Inc.	2.900%	12/15/22	150	152
	Humana Inc.	3.850%	10/1/24	150	157
	Humana Inc.	3.950%	3/15/27	150	156
	Humana Inc.	4.625%	12/1/42	110	116
	Humana Inc.	4.950%	10/1/44	200	221
	Kemper Corp.	4.350%	2/15/25	40	42
	Lincoln National Corp.	4.850%	6/24/21	50	52
	Lincoln National Corp.	4.200%	3/15/22	50	52
	Lincoln National Corp.	4.000%	9/1/23	50	53
	Lincoln National Corp.	3.625%	12/12/26	75	78
	Lincoln National Corp.	3.800%	3/1/28	100	105
	Lincoln National Corp.	6.150%	4/7/36	10	12
	Lincoln National Corp.	6.300%	10/9/37	75	95
	Lincoln National Corp.	7.000%	6/15/40	160	220
	Loews Corp.	2.625%	5/15/23	75	76
	Loews Corp.	6.000%	2/1/35	50	63
	Loews Corp.	4.125%	5/15/43	350	361
	Manulife Financial Corp.	4.900%	9/17/20	275	283
	Manulife Financial Corp.	4.150%	3/4/26	175	188
3	Manulife Financial Corp.	4.061%	2/24/32	190	194
	Manulife Financial Corp.	5.375%	3/4/46	100	123
	Markel Corp.	4.900%	7/1/22	125	133
	Markel Corp.	3.500%	11/1/27	50	49
	Markel Corp.	4.300%	11/1/47	50	49
	Markel Corp.	5.000%	5/20/49	50	54
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	307
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	77
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	104
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	104
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	106
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	358
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	108
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	300	317
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	238
	Mercury General Corp.	4.400%	3/15/27	75	77
	MetLife Inc.	3.048%	12/15/22	225	228
	MetLife Inc.	3.600%	4/10/24	175	186
	MetLife Inc.	3.000%	3/1/25	250	256
	MetLife Inc.	3.600%	11/13/25	400	423
	MetLife Inc.	6.500%	12/15/32	175	237
	MetLife Inc.	6.375%	6/15/34	100	137
	MetLife Inc.	5.700%	6/15/35	200	255
	MetLife Inc.	5.875%	2/6/41	325	426
	MetLife Inc.	4.125%	8/13/42	175	189
	MetLife Inc.	4.875%	11/13/43	175	206
	MetLife Inc.	4.721%	12/15/44	63	72
	MetLife Inc.	4.600%	5/13/46	70	81
3	MetLife Inc.	6.400%	12/15/66	210	239
	Old Republic International Corp.	4.875%	10/1/24	75	81
	Old Republic International Corp.	3.875%	8/26/26	100	103
	PartnerRe Finance B LLC	5.500%	6/1/20	100	103
	PartnerRe Finance B LLC	3.700%	7/2/29	95	96
	Primerica Inc.	4.750%	7/15/22	125	132
	Principal Financial Group Inc.	3.300%	9/15/22	50	51
	Principal Financial Group Inc.	3.125%	5/15/23	100	102
	Principal Financial Group Inc.	3.400%	5/15/25	75	78
	Principal Financial Group Inc.	3.100%	11/15/26	100	100
	Principal Financial Group Inc.	4.625%	9/15/42	50	55
	Principal Financial Group Inc.	4.350%	5/15/43	50	53
	Principal Financial Group Inc.	4.300%	11/15/46	75	79
	Progressive Corp.	3.750%	8/23/21	75	77
	Progressive Corp.	2.450%	1/15/27	150	147
	Progressive Corp.	6.625%	3/1/29	125	161
	Progressive Corp.	4.350%	4/25/44	50	56
	Progressive Corp.	4.125%	4/15/47	250	275
	Progressive Corp.	4.200%	3/15/48	155	173
	Prudential Financial Inc.	4.500%	11/15/20	250	258
	Prudential Financial Inc.	4.500%	11/16/21	75	79
	Prudential Financial Inc.	3.500%	5/15/24	125	132
	Prudential Financial Inc.	5.750%	7/15/33	100	123
	Prudential Financial Inc.	5.700%	12/14/36	125	156
	Prudential Financial Inc.	6.625%	12/1/37	65	89
	Prudential Financial Inc.	6.625%	6/21/40	65	91
3	Prudential Financial Inc.	5.875%	9/15/42	175	186
3	Prudential Financial Inc.	5.625%	6/15/43	375	396
	Prudential Financial Inc.	5.100%	8/15/43	50	57
3	Prudential Financial Inc.	5.200%	3/15/44	85	88
	Prudential Financial Inc.	4.600%	5/15/44	525	597
3	Prudential Financial Inc.	5.375%	5/15/45	250	260
	Prudential Financial Inc.	3.905%	12/7/47	182	189
3	Prudential Financial Inc.	5.700%	9/15/48	250	269
	Prudential Financial Inc.	3.935%	12/7/49	263	274
	Prudential Financial Inc.	4.350%	2/25/50	200	222
	Reinsurance Group of America Inc.	5.000%	6/1/21	75	78

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	52
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	76
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	77
Selective Insurance Group Inc.	5.375%	3/1/49	50	55
Sompo International Holdings Ltd.	4.700%	10/15/22	100	105
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	92
Torchmark Corp.	3.800%	9/15/22	50	51
Torchmark Corp.	4.550%	9/15/28	80	87
Travelers Cos. Inc.	3.900%	11/1/20	125	128
Travelers Cos. Inc.	6.250%	6/15/37	150	205
Travelers Cos. Inc.	4.300%	8/25/45	150	170
Travelers Cos. Inc.	4.000%	5/30/47	125	136
Travelers Cos. Inc.	4.100%	3/4/49	200	222
Trinity Acquisition plc	4.400%	3/15/26	100	106
UnitedHealth Group Inc.	2.700%	7/15/20	250	251
UnitedHealth Group Inc.	1.950%	10/15/20	100	100
UnitedHealth Group Inc.	4.700%	2/15/21	75	77
UnitedHealth Group Inc.	2.125%	3/15/21	225	225
UnitedHealth Group Inc.	3.375%	11/15/21	100	102
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.375%	10/15/22	150	150
UnitedHealth Group Inc.	2.750%	2/15/23	175	177
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.500%	6/15/23	100	104
UnitedHealth Group Inc.	3.500%	2/15/24	100	105
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,014
UnitedHealth Group Inc.	3.700%	12/15/25	75	80
UnitedHealth Group Inc.	3.100%	3/15/26	225	230
UnitedHealth Group Inc.	3.450%	1/15/27	75	79
UnitedHealth Group Inc.	3.375%	4/15/27	350	364
UnitedHealth Group Inc.	2.950%	10/15/27	150	153
UnitedHealth Group Inc.	3.850%	6/15/28	400	432
UnitedHealth Group Inc.	3.875%	12/15/28	150	163
UnitedHealth Group Inc.	4.625%	7/15/35	175	200
UnitedHealth Group Inc.	6.500%	6/15/37	50	69
UnitedHealth Group Inc.	6.625%	11/15/37	125	175
UnitedHealth Group Inc.	6.875%	2/15/38	245	353
UnitedHealth Group Inc.	5.950%	2/15/41	60	79
UnitedHealth Group Inc.	4.625%	11/15/41	110	125
UnitedHealth Group Inc.	4.375%	3/15/42	50	55
UnitedHealth Group Inc.	3.950%	10/15/42	175	184
UnitedHealth Group Inc.	4.250%	3/15/43	125	137
UnitedHealth Group Inc.	4.750%	7/15/45	305	361
UnitedHealth Group Inc.	4.200%	1/15/47	135	147
UnitedHealth Group Inc.	4.250%	4/15/47	100	110
UnitedHealth Group Inc.	3.750%	10/15/47	350	356
UnitedHealth Group Inc.	4.250%	6/15/48	300	332
UnitedHealth Group Inc.	4.450%	12/15/48	150	172
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	100	101
Unum Group	4.000%	3/15/24	125	130
Unum Group	4.000%	6/15/29	80	82
Unum Group	5.750%	8/15/42	25	29
Voya Financial Inc.	3.125%	7/15/24	100	101
Voya Financial Inc.	3.650%	6/15/26	250	256
Voya Financial Inc.	5.700%	7/15/43	75	92
Voya Financial Inc.	4.800%	6/15/46	40	44
Willis North America Inc.	3.600%	5/15/24	125	129
Willis North America Inc.	4.500%	9/15/28	100	107
Willis North America Inc.	5.050%	9/15/48	50	55
WR Berkley Corp.	5.375%	9/15/20	175	180
XLIT Ltd.	4.450%	3/31/25	50	54
XLIT Ltd.	5.500%	3/31/45	100	118

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	77
ORIX Corp.	3.700%	7/18/27	200	209

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	132
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	185
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	128
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	52
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	52
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	52
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	111
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	140
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	57
American Campus Communities Operating Partnership LP	3.350%	10/1/20	25	25
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	78
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	105
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	50
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	76
American Homes 4 Rent LP	4.900%	2/15/29	100	109
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	427
AvalonBay Communities Inc.	3.450%	6/1/25	100	105
AvalonBay Communities Inc.	2.950%	5/11/26	150	152
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	75	78
AvalonBay Communities Inc.	3.200%	1/15/28	75	78
AvalonBay Communities Inc.	3.300%	6/1/29	70	73
AvalonBay Communities Inc.	4.350%	4/15/48	60	68
Boston Properties LP	5.625%	11/15/20	325	337
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	235
Boston Properties LP	3.125%	9/1/23	275	281
Boston Properties LP	3.200%	1/15/25	100	102
Boston Properties LP	3.650%	2/1/26	100	104
Boston Properties LP	2.750%	10/1/26	50	49
Brandywine Operating Partnership LP	3.950%	2/15/23	700	727
Brandywine Operating Partnership LP	3.950%	11/15/27	100	103
Brixmor Operating Partnership LP	3.875%	8/15/22	150	155
Brixmor Operating Partnership LP	3.650%	6/15/24	50	51
Brixmor Operating Partnership LP	3.850%	2/1/25	125	129
Brixmor Operating Partnership LP	4.125%	6/15/26	200	208
Brixmor Operating Partnership LP	3.900%	3/15/27	75	77
Brixmor Operating Partnership LP	4.125%	5/15/29	88	91
Camden Property Trust	4.100%	10/15/28	60	65
Camden Property Trust	3.150%	7/1/29	50	51
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	103
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	25
Corporate Office Properties LP	3.700%	6/15/21	50	50
Corporate Office Properties LP	3.600%	5/15/23	150	152
CubeSmart LP	4.375%	12/15/23	100	106
CubeSmart LP	4.000%	11/15/25	50	53
CubeSmart LP	3.125%	9/1/26	100	99
CubeSmart LP	4.375%	2/15/29	50	53
Digital Realty Trust LP	3.950%	7/1/22	75	78
Digital Realty Trust LP	3.625%	10/1/22	975	998
Digital Realty Trust LP	3.700%	8/15/27	200	206
Digital Realty Trust LP	4.450%	7/15/28	200	216
Digital Realty Trust LP	3.600%	7/1/29	175	177
Duke Realty LP	3.250%	6/30/26	175	178
Duke Realty LP	3.375%	12/15/27	60	61
Duke Realty LP	4.000%	9/15/28	50	53
EPR Properties	5.750%	8/15/22	65	70
EPR Properties	5.250%	7/15/23	125	134
EPR Properties	4.500%	4/1/25	50	52
EPR Properties	4.750%	12/15/26	100	106
EPR Properties	4.950%	4/15/28	150	160
ERP Operating LP	4.625%	12/15/21	129	135

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ERP Operating LP	3.000%	4/15/23	125	128
ERP Operating LP	3.375%	6/1/25	125	131
ERP Operating LP	2.850%	11/1/26	50	50
ERP Operating LP	3.500%	3/1/28	100	105
ERP Operating LP	4.150%	12/1/28	70	77
ERP Operating LP	3.000%	7/1/29	75	76
ERP Operating LP	4.500%	7/1/44	150	171
ERP Operating LP	4.500%	6/1/45	25	29
ERP Operating LP	4.000%	8/1/47	100	108
Essex Portfolio LP	5.200%	3/15/21	50	52
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	53
Essex Portfolio LP	3.500%	4/1/25	100	103
Essex Portfolio LP	3.375%	4/15/26	100	102
Essex Portfolio LP	3.625%	5/1/27	100	103
Essex Portfolio LP	4.000%	3/1/29	100	106
Essex Portfolio LP	4.500%	3/15/48	120	129
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	51
Federal Realty Investment Trust	4.500%	12/1/44	150	166
HCP Inc.	3.150%	8/1/22	75	76
HCP Inc.	4.000%	12/1/22	210	219
HCP Inc.	4.250%	11/15/23	250	265
HCP Inc.	4.200%	3/1/24	125	132
HCP Inc.	3.400%	2/1/25	75	77
HCP Inc.	3.250%	7/15/26	25	25
HCP Inc.	3.500%	7/15/29	125	125
HCP Inc.	6.750%	2/1/41	100	133
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	101
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	101
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	101
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	101
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	103
Highwoods Realty LP	3.200%	6/15/21	100	101
Highwoods Realty LP	4.125%	3/15/28	75	78
Highwoods Realty LP	4.200%	4/15/29	50	52
Hospitality Properties Trust	4.650%	3/15/24	140	144
Hospitality Properties Trust	5.250%	2/15/26	100	102
Hospitality Properties Trust	4.950%	2/15/27	100	100
Hospitality Properties Trust	3.950%	1/15/28	75	70
Hospitality Properties Trust	4.375%	2/15/30	300	284
Host Hotels & Resorts LP	6.000%	10/1/21	100	106
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	261	267
Host Hotels & Resorts LP	3.875%	4/1/24	75	77
Host Hotels & Resorts LP	4.000%	6/15/25	50	52
Hudson Pacific Properties Inc.	4.650%	4/1/29	25	27
Hudson Pacific Properties LP	3.950%	11/1/27	100	102
Kilroy Realty LP	3.800%	1/15/23	250	258
Kilroy Realty LP	3.450%	12/15/24	50	51
Kilroy Realty LP	4.750%	12/15/28	50	55
Kimco Realty Corp.	3.400%	11/1/22	150	154
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	2.800%	10/1/26	125	122
Kimco Realty Corp.	3.800%	4/1/27	75	78
Kimco Realty Corp.	4.125%	12/1/46	50	49
Kimco Realty Corp.	4.450%	9/1/47	50	52
Kite Realty Group LP	4.000%	10/1/26	200	194
Liberty Property LP	3.375%	6/15/23	50	51
Liberty Property LP	4.400%	2/15/24	100	107
Liberty Property LP	3.750%	4/1/25	75	78
Liberty Property LP	4.375%	2/1/29	200	217
Life Storage LP	3.875%	12/15/27	150	153
Life Storage LP	4.000%	6/15/29	25	26
LifeStorage LP	3.500%	7/1/26	125	124
Mid-America Apartments LP	4.300%	10/15/23	150	159
Mid-America Apartments LP	3.750%	6/15/24	50	52
Mid-America Apartments LP	3.600%	6/1/27	250	258
National Retail Properties Inc.	3.800%	10/15/22	200	207
National Retail Properties Inc.	3.500%	10/15/27	350	357
National Retail Properties Inc.	4.300%	10/15/28	25	27
National Retail Properties Inc.	4.800%	10/15/48	50	57
Office Properties Income Trust	4.000%	7/15/22	100	101
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	312
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	106
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	104
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	108
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	313
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	74
Physicians Realty LP	4.300%	3/15/27	100	103
Physicians Realty LP	3.950%	1/15/28	100	100
Piedmont Operating Partnership LP	3.400%	6/1/23	75	75
Prologis LP	3.875%	9/15/28	100	108
Prologis LP	4.375%	9/15/48	75	86
Public Storage	2.370%	9/15/22	55	55
Public Storage	3.094%	9/15/27	100	102
Public Storage	3.385%	5/1/29	35	37
Realty Income Corp.	3.250%	10/15/22	175	179
Realty Income Corp.	3.875%	7/15/24	50	53
Realty Income Corp.	3.875%	4/15/25	100	106
Realty Income Corp.	4.125%	10/15/26	125	135
Realty Income Corp.	3.000%	1/15/27	100	101
Realty Income Corp.	3.650%	1/15/28	190	199
Realty Income Corp.	3.250%	6/15/29	100	101
Realty Income Corp.	4.650%	3/15/47	175	203
Regency Centers LP	3.600%	2/1/27	25	26
Regency Centers LP	4.125%	3/15/28	75	80
Regency Centers LP	4.400%	2/1/47	200	215
Regency Centers LP	4.650%	3/15/49	75	83
Sabra Health Care LP	5.125%	8/15/26	25	26
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	57
Select Income REIT	4.150%	2/1/22	100	102
Select Income REIT	4.250%	5/15/24	100	100
Select Income REIT	4.500%	2/1/25	50	50
Simon Property Group LP	4.375%	3/1/21	125	129
Simon Property Group LP	2.500%	7/15/21	120	121
Simon Property Group LP	4.125%	12/1/21	250	259
Simon Property Group LP	2.350%	1/30/22	150	150
Simon Property Group LP	3.375%	3/15/22	100	103
Simon Property Group LP	2.625%	6/15/22	100	101
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	2.750%	6/1/23	100	101
Simon Property Group LP	3.750%	2/1/24	150	158
Simon Property Group LP	3.500%	9/1/25	100	105
Simon Property Group LP	3.300%	1/15/26	195	201
Simon Property Group LP	3.250%	11/30/26	75	77
Simon Property Group LP	3.375%	6/15/27	160	166
Simon Property Group LP	3.375%	12/1/27	100	104
Simon Property Group LP	4.750%	3/15/42	100	116
Simon Property Group LP	4.250%	11/30/46	200	219
SITE Centers Corp.	4.625%	7/15/22	63	66
SITE Centers Corp.	3.900%	8/15/24	100	101
SITE Centers Corp.	3.625%	2/1/25	200	202
SITE Centers Corp.	4.250%	2/1/26	70	73
SITE Centers Corp.	4.700%	6/1/27	75	80
SL Green Operating Partnership LP	3.250%	10/15/22	100	101
Spirit Realty LP	4.000%	7/15/29	60	61
STORE Capital Corp.	4.500%	3/15/28	75	79
STORE Capital Corp.	4.625%	3/15/29	100	107
Tanger Properties LP	3.125%	9/1/26	175	166
Tanger Properties LP	3.875%	7/15/27	50	50
UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	52
UDR Inc.	2.950%	9/1/26	150	149
UDR Inc.	3.500%	7/1/27	150	154

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UDR Inc.	3.500%	1/15/28	250	255
	Ventas Realty LP	3.125%	6/15/23	175	178
	Ventas Realty LP	3.500%	4/15/24	75	78
	Ventas Realty LP	3.750%	5/1/24	200	208
	Ventas Realty LP	2.650%	1/15/25	75	75
	Ventas Realty LP	4.125%	1/15/26	75	79
	Ventas Realty LP	3.250%	10/15/26	75	75
	Ventas Realty LP	3.850%	4/1/27	50	52
	Ventas Realty LP	4.000%	3/1/28	125	131
	Ventas Realty LP	5.700%	9/30/43	75	91
	Ventas Realty LP	4.875%	4/15/49	50	55
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	204
	VEREIT Operating Partnership LP	4.125%	6/1/21	75	77
	VEREIT Operating Partnership LP	4.600%	2/6/24	75	79
	VEREIT Operating Partnership LP	4.625%	11/1/25	75	80
	VEREIT Operating Partnership LP	3.950%	8/15/27	450	464
	Vornado Realty LP	3.500%	1/15/25	100	103
	Washington REIT	4.950%	10/1/20	25	25
	Washington REIT	3.950%	10/15/22	75	78
	Weingarten Realty Investors	3.375%	10/15/22	50	51
	Weingarten Realty Investors	3.500%	4/15/23	100	102
	Welltower Inc.	4.950%	1/15/21	75	77
	Welltower Inc.	5.250%	1/15/22	300	319
	Welltower Inc.	3.750%	3/15/23	75	78
	Welltower Inc.	3.950%	9/1/23	100	105
	Welltower Inc.	4.000%	6/1/25	200	211
	Welltower Inc.	4.250%	4/1/26	150	160
	Welltower Inc.	4.250%	4/15/28	125	133
	Welltower Inc.	4.125%	3/15/29	250	265
	Welltower Inc.	6.500%	3/15/41	25	32
	Welltower Inc.	4.950%	9/1/48	75	83
	WP Carey Inc.	4.600%	4/1/24	125	132
	WP Carey Inc.	4.000%	2/1/25	50	52
	WP Carey Inc.	4.250%	10/1/26	75	78
	WP Carey Inc.	3.850%	7/15/29	50	51
					332,376
Industrial (16.4%)
	Basic Industry (0.9%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
	Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
	Air Products & Chemicals Inc.	3.350%	7/31/24	675	705
	Airgas Inc.	3.650%	7/15/24	300	315
	Albemarle Corp.	4.150%	12/1/24	75	79
	Albemarle Corp.	5.450%	12/1/44	75	80
	ArcelorMittal	6.125%	6/1/25	200	226
	ArcelorMittal	4.550%	3/11/26	500	526
	Barrick Gold Corp.	6.450%	10/15/35	75	92
	Barrick North America Finance LLC	5.700%	5/30/41	450	538
	Barrick North America Finance LLC	5.750%	5/1/43	150	187
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	61
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	179
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	53
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	165
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	714
	Cabot Corp.	4.000%	7/1/29	55	56
	Celanese US Holdings LLC	3.500%	5/8/24	100	103
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	305
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	213
	Domtar Corp.	6.750%	2/15/44	100	108
	Dow Chemical Co.	4.125%	11/15/21	566	585
	Dow Chemical Co.	3.000%	11/15/22	225	228
6	Dow Chemical Co.	3.150%	5/15/24	100	102
	Dow Chemical Co.	3.500%	10/1/24	50	52
6	Dow Chemical Co.	4.550%	11/30/25	150	163
6	Dow Chemical Co.	3.625%	5/15/26	100	103
6	Dow Chemical Co.	4.800%	11/30/28	225	252
	Dow Chemical Co.	7.375%	11/1/29	25	33
	Dow Chemical Co.	4.250%	10/1/34	50	52
	Dow Chemical Co.	9.400%	5/15/39	350	556
	Dow Chemical Co.	5.250%	11/15/41	100	111
6	Dow Chemical Co.	5.550%	11/30/48	300	355
6	Dow Chemical Co.	4.800%	5/15/49	100	108
	DuPont de Nemours Inc.	3.766%	11/15/20	250	255
	DuPont de Nemours Inc.	4.205%	11/15/23	475	508
	DuPont de Nemours Inc.	4.493%	11/15/25	350	387
	DuPont de Nemours Inc.	4.725%	11/15/28	425	479
	DuPont de Nemours Inc.	5.319%	11/15/38	300	351
	DuPont de Nemours Inc.	5.419%	11/15/48	475	576
	Eastman Chemical Co.	4.500%	1/15/21	6	6
	Eastman Chemical Co.	3.600%	8/15/22	49	50
	Eastman Chemical Co.	4.800%	9/1/42	225	236
	Eastman Chemical Co.	4.650%	10/15/44	150	154
	Ecolab Inc.	4.350%	12/8/21	163	171
	Ecolab Inc.	2.375%	8/10/22	470	470
	Ecolab Inc.	2.700%	11/1/26	200	201
	Ecolab Inc.	3.250%	12/1/27	100	104
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	318
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	151
	FMC Corp.	3.950%	2/1/22	50	51
	FMC Corp.	4.100%	2/1/24	250	259
	Georgia-Pacific LLC	8.000%	1/15/24	250	308
	Georgia-Pacific LLC	7.375%	12/1/25	100	127
	Georgia-Pacific LLC	8.875%	5/15/31	250	387
	Huntsman International LLC	4.500%	5/1/29	75	77
	International Flavors & Fragrances Inc.	3.400%	9/25/20	50	50
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	55
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	91
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	110
	International Paper Co.	7.500%	8/15/21	306	338
	International Paper Co.	3.650%	6/15/24	100	104
	International Paper Co.	3.800%	1/15/26	75	78
	International Paper Co.	3.000%	2/15/27	200	198
	International Paper Co.	5.000%	9/15/35	100	110
	International Paper Co.	7.300%	11/15/39	100	130
	International Paper Co.	4.800%	6/15/44	200	205
	International Paper Co.	5.150%	5/15/46	200	214
	International Paper Co.	4.400%	8/15/47	200	194
	International Paper Co.	4.350%	8/15/48	200	195
	Kinross Gold Corp.	5.125%	9/1/21	50	52
	Kinross Gold Corp.	5.950%	3/15/24	75	82
	Kinross Gold Corp.	4.500%	7/15/27	25	25
	LYB International Finance BV	5.250%	7/15/43	200	221
	LYB International Finance II BV	3.500%	3/2/27	100	102
	LyondellBasell Industries NV	6.000%	11/15/21	175	187
	LyondellBasell Industries NV	5.750%	4/15/24	175	197
	LyondellBasell Industries NV	4.625%	2/26/55	425	424
	Meadwestvaco Corp.	7.950%	2/15/31	350	471
	Mosaic Co.	3.750%	11/15/21	115	118
	Mosaic Co.	3.250%	11/15/22	225	229
	Mosaic Co.	4.250%	11/15/23	175	185
	Mosaic Co.	4.050%	11/15/27	200	206
	Mosaic Co.	5.450%	11/15/33	100	113
	Mosaic Co.	4.875%	11/15/41	50	49
	Mosaic Co.	5.625%	11/15/43	50	55
6	Newmont Goldcorp Corp.	3.700%	3/15/23	275	285
	Newmont Goldcorp Corp.	5.875%	4/1/35	100	120
	Newmont Goldcorp Corp.	4.875%	3/15/42	250	278
6	Newmont Goldcorp Corp.	5.450%	6/9/44	100	120
	Nucor Corp.	4.125%	9/15/22	100	105
	Nucor Corp.	3.950%	5/1/28	100	108
	Nucor Corp.	6.400%	12/1/37	100	132
	Nucor Corp.	5.200%	8/1/43	200	235
	Nucor Corp.	4.400%	5/1/48	150	162
	Nutrien Ltd.	3.500%	6/1/23	299	306
	Nutrien Ltd.	3.375%	3/15/25	250	256
	Nutrien Ltd.	3.000%	4/1/25	250	251
	Nutrien Ltd.	4.000%	12/15/26	50	52
	Nutrien Ltd.	4.200%	4/1/29	75	81
	Nutrien Ltd.	4.125%	3/15/35	250	247
	Nutrien Ltd.	5.625%	12/1/40	275	315

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Nutrien Ltd.	6.125%	1/15/41	25	30
	Nutrien Ltd.	4.900%	6/1/43	50	54
	Nutrien Ltd.	5.250%	1/15/45	200	225
	Nutrien Ltd.	5.000%	4/1/49	100	113
	Packaging Corp. of America	3.900%	6/15/22	100	104
	Packaging Corp. of America	4.500%	11/1/23	350	374
	Packaging Corp. of America	3.400%	12/15/27	100	101
	Praxair Inc.	3.000%	9/1/21	75	76
	Praxair Inc.	2.450%	2/15/22	450	454
	Praxair Inc.	2.200%	8/15/22	200	200
	Praxair Inc.	3.550%	11/7/42	50	51
	Rayonier Inc.	3.750%	4/1/22	50	51
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	105
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	299
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	236
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	155
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	177
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	278
	Rohm & Haas Co.	7.850%	7/15/29	250	333
	RPM International Inc.	3.450%	11/15/22	100	102
	RPM International Inc.	3.750%	3/15/27	50	50
	RPM International Inc.	4.550%	3/1/29	75	79
	RPM International Inc.	4.250%	1/15/48	250	227
	Sasol Financing International Ltd.	4.500%	11/14/22	200	206
	SASOL Financing USA LLC	5.875%	3/27/24	200	216
	SASOL Financing USA LLC	6.500%	9/27/28	200	224
	Sherwin-Williams Co.	2.750%	6/1/22	150	151
	Sherwin-Williams Co.	3.125%	6/1/24	325	332
	Sherwin-Williams Co.	3.450%	8/1/25	225	232
	Sherwin-Williams Co.	3.950%	1/15/26	200	210
	Sherwin-Williams Co.	3.450%	6/1/27	100	102
	Sherwin-Williams Co.	4.000%	12/15/42	100	97
	Sherwin-Williams Co.	4.550%	8/1/45	90	94
	Sherwin-Williams Co.	4.500%	6/1/47	100	106
	Southern Copper Corp.	3.500%	11/8/22	400	407
	Southern Copper Corp.	3.875%	4/23/25	50	52
	Southern Copper Corp.	7.500%	7/27/35	100	131
	Southern Copper Corp.	6.750%	4/16/40	125	157
	Southern Copper Corp.	5.875%	4/23/45	500	589
6	Suzano Austria GmbH	6.000%	1/15/29	400	435
6	Suzano Austria GmbH	5.000%	1/15/30	200	202
	Teck Resources Ltd.	6.125%	10/1/35	100	114
	Teck Resources Ltd.	6.000%	8/15/40	50	54
	Teck Resources Ltd.	6.250%	7/15/41	325	361
	Vale Overseas Ltd.	4.375%	1/11/22	272	280
	Vale Overseas Ltd.	6.250%	8/10/26	300	341
	Vale Overseas Ltd.	8.250%	1/17/34	50	65
	Vale Overseas Ltd.	6.875%	11/21/36	410	491
	Vale Overseas Ltd.	6.875%	11/10/39	450	541
	Vale SA	5.625%	9/11/42	75	81
	Westlake Chemical Corp.	3.600%	8/15/26	300	305
	Westlake Chemical Corp.	5.000%	8/15/46	200	206
	WestRock RKT Co.	4.900%	3/1/22	100	106
	Weyerhaeuser Co.	4.700%	3/15/21	75	77
	Weyerhaeuser Co.	8.500%	1/15/25	50	64
	Weyerhaeuser Co.	4.000%	11/15/29	150	159
	Weyerhaeuser Co.	7.375%	3/15/32	100	140
	Weyerhaeuser Co.	6.875%	12/15/33	50	65
	WRKCo Inc.	3.000%	9/15/24	250	252
	WRKCo Inc.	4.650%	3/15/26	100	109
	WRKCo Inc.	3.375%	9/15/27	250	250
	WRKCo Inc.	4.900%	3/15/29	150	163
	Yamana Gold Inc.	4.950%	7/15/24	110	116
	Yamana Gold Inc.	4.625%	12/15/27	75	77

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	100	100
	3M Co.	1.625%	9/19/21	150	148
	3M Co.	2.750%	3/1/22	100	102
	3M Co.	2.250%	3/15/23	175	175
	3M Co.	3.250%	2/14/24	100	104
	3M Co.	3.000%	8/7/25	100	103
	3M Co.	2.250%	9/19/26	150	146
	3M Co.	2.875%	10/15/27	125	127
	3M Co.	3.375%	3/1/29	150	158
	3M Co.	3.125%	9/19/46	75	69
	3M Co.	3.625%	10/15/47	100	100
	3M Co.	4.000%	9/14/48	250	270
	ABB Finance USA Inc.	3.375%	4/3/23	100	103
	ABB Finance USA Inc.	4.375%	5/8/42	150	171
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	172
6	Bemis Co. Inc.	3.100%	9/15/26	50	48
	Boeing Co.	1.650%	10/30/20	100	99
	Boeing Co.	2.125%	3/1/22	50	50
	Boeing Co.	2.700%	5/1/22	75	76
	Boeing Co.	2.800%	3/1/23	600	609
	Boeing Co.	1.875%	6/15/23	100	98
	Boeing Co.	2.800%	3/1/24	75	76
	Boeing Co.	2.500%	3/1/25	145	144
	Boeing Co.	3.100%	5/1/26	100	103
	Boeing Co.	2.250%	6/15/26	50	49
	Boeing Co.	2.800%	3/1/27	50	50
	Boeing Co.	3.250%	3/1/28	100	104
	Boeing Co.	3.450%	11/1/28	60	63
	Boeing Co.	3.200%	3/1/29	200	207
	Boeing Co.	6.125%	2/15/33	75	99
	Boeing Co.	3.600%	5/1/34	150	156
	Boeing Co.	6.625%	2/15/38	50	70
	Boeing Co.	3.550%	3/1/38	50	50
	Boeing Co.	3.500%	3/1/39	75	75
	Boeing Co.	6.875%	3/15/39	125	180
	Boeing Co.	5.875%	2/15/40	75	98
	Boeing Co.	3.375%	6/15/46	75	69
	Boeing Co.	3.650%	3/1/47	75	76
	Boeing Co.	3.625%	3/1/48	75	75
	Boeing Co.	3.850%	11/1/48	60	62
	Boeing Co.	3.900%	5/1/49	75	79
	Boeing Co.	3.825%	3/1/59	75	76
	Carlisle Cos. Inc.	3.750%	11/15/22	75	77
	Carlisle Cos. Inc.	3.500%	12/1/24	50	51
	Carlisle Cos. Inc.	3.750%	12/1/27	125	128
	Caterpillar Financial Services Corp.	1.850%	9/4/20	175	174
	Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
	Caterpillar Financial Services Corp.	2.900%	3/15/21	100	101
	Caterpillar Financial Services Corp.	2.650%	5/17/21	100	101
	Caterpillar Financial Services Corp.	1.700%	8/9/21	100	99
	Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
	Caterpillar Financial Services Corp.	3.150%	9/7/21	200	204
	Caterpillar Financial Services Corp.	1.931%	10/1/21	75	74
	Caterpillar Financial Services Corp.	2.950%	2/26/22	200	204
	Caterpillar Financial Services Corp.	2.400%	6/6/22	150	151
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	202
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	208
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	74
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	128
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	261
	Caterpillar Financial Services Corp.	3.250%	12/1/24	200	208
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	98
	Caterpillar Inc.	3.900%	5/27/21	125	129
	Caterpillar Inc.	2.600%	6/26/22	50	51
	Caterpillar Inc.	3.400%	5/15/24	250	262
	Caterpillar Inc.	6.050%	8/15/36	100	132
	Caterpillar Inc.	5.200%	5/27/41	150	189
	Caterpillar Inc.	3.803%	8/15/42	243	259
	Caterpillar Inc.	4.750%	5/15/64	100	118
	CNH Industrial Capital LLC	4.375%	11/6/20	150	153
	CNH Industrial Capital LLC	4.200%	1/15/24	1,050	1,097
	CNH Industrial NV	3.850%	11/15/27	150	149
	Crane Co.	4.450%	12/15/23	50	53

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Crane Co.	4.200%	3/15/48	150	147
	CRH America Inc.	5.750%	1/15/21	75	78
	Deere & Co.	2.600%	6/8/22	125	126
	Deere & Co.	5.375%	10/16/29	125	152
	Deere & Co.	7.125%	3/3/31	100	141
	Deere & Co.	3.900%	6/9/42	75	83
	Dover Corp.	3.150%	11/15/25	200	204
	Dover Corp.	6.600%	3/15/38	75	99
	Eaton Corp.	2.750%	11/2/22	300	303
	Eaton Corp.	3.103%	9/15/27	125	127
	Eaton Corp.	4.000%	11/2/32	150	166
	Eaton Corp.	4.150%	11/2/42	150	158
	Eaton Corp.	3.915%	9/15/47	50	51
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	216
	Embraer Netherlands Finance BV	5.400%	2/1/27	100	111
6	Embraer Overseas Ltd.	5.696%	9/16/23	100	109
	Embraer SA	5.150%	6/15/22	275	290
	Emerson Electric Co.	4.250%	11/15/20	25	26
	Emerson Electric Co.	2.625%	12/1/21	150	152
	Emerson Electric Co.	3.150%	6/1/25	200	207
	FLIR Systems Inc.	3.125%	6/15/21	50	50
	Flowserve Corp.	3.500%	9/15/22	250	252
	Flowserve Corp.	4.000%	11/15/23	50	51
	Fortive Corp.	2.350%	6/15/21	100	100
	Fortive Corp.	3.150%	6/15/26	150	150
	Fortive Corp.	4.300%	6/15/46	100	101
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	105
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	105
	General Dynamics Corp.	3.000%	5/11/21	300	305
	General Dynamics Corp.	3.375%	5/15/23	200	209
	General Dynamics Corp.	1.875%	8/15/23	300	295
	General Dynamics Corp.	2.375%	11/15/24	300	301
	General Dynamics Corp.	3.500%	5/15/25	200	213
	General Dynamics Corp.	2.625%	11/15/27	200	200
	General Dynamics Corp.	3.750%	5/15/28	200	217
	General Dynamics Corp.	3.600%	11/15/42	100	105
	General Electric Co.	4.375%	9/16/20	128	131
	General Electric Co.	4.625%	1/7/21	201	207
	General Electric Co.	5.300%	2/11/21	172	178
	General Electric Co.	4.650%	10/17/21	347	361
	General Electric Co.	3.150%	9/7/22	91	92
	General Electric Co.	2.700%	10/9/22	850	848
	General Electric Co.	3.100%	1/9/23	574	580
	General Electric Co.	3.450%	5/15/24	100	102
	General Electric Co.	6.750%	3/15/32	705	867
	General Electric Co.	6.150%	8/7/37	161	187
	General Electric Co.	5.875%	1/14/38	510	577
	General Electric Co.	6.875%	1/10/39	413	517
	General Electric Co.	4.125%	10/9/42	325	299
	General Electric Co.	4.500%	3/11/44	425	410
	Hexcel Corp.	4.700%	8/15/25	100	107
	Honeywell International Inc.	4.250%	3/1/21	200	207
	Honeywell International Inc.	1.850%	11/1/21	100	99
	Honeywell International Inc.	2.500%	11/1/26	50	50
	Honeywell International Inc.	5.700%	3/15/37	200	261
	Honeywell International Inc.	5.375%	3/1/41	150	190
	Hubbell Inc.	3.350%	3/1/26	75	75
	Hubbell Inc.	3.150%	8/15/27	50	49
	Hubbell Inc.	3.500%	2/15/28	175	176
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	152
	Illinois Tool Works Inc.	3.375%	9/15/21	100	102
	Illinois Tool Works Inc.	3.500%	3/1/24	200	210
	Illinois Tool Works Inc.	2.650%	11/15/26	300	302
	Illinois Tool Works Inc.	4.875%	9/15/41	75	91
	Illinois Tool Works Inc.	3.900%	9/1/42	250	275
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	133
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	154
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	390
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	77
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	235
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	81
	John Deere Capital Corp.	2.450%	9/11/20	75	75
	John Deere Capital Corp.	2.550%	1/8/21	150	151
	John Deere Capital Corp.	2.800%	3/4/21	100	101
	John Deere Capital Corp.	2.875%	3/12/21	100	101
	John Deere Capital Corp.	3.900%	7/12/21	100	103
	John Deere Capital Corp.	3.125%	9/10/21	100	102
	John Deere Capital Corp.	3.150%	10/15/21	25	26
	John Deere Capital Corp.	2.650%	1/6/22	300	304
	John Deere Capital Corp.	2.150%	9/8/22	400	399
	John Deere Capital Corp.	2.700%	1/6/23	100	102
	John Deere Capital Corp.	2.800%	1/27/23	50	51
	John Deere Capital Corp.	2.800%	3/6/23	100	102
	John Deere Capital Corp.	3.450%	6/7/23	200	209
	John Deere Capital Corp.	3.650%	10/12/23	50	53
	John Deere Capital Corp.	2.600%	3/7/24	75	76
	John Deere Capital Corp.	2.650%	6/24/24	75	76
	John Deere Capital Corp.	3.450%	3/13/25	300	316
	John Deere Capital Corp.	3.400%	9/11/25	75	79
	John Deere Capital Corp.	2.650%	6/10/26	100	100
	John Deere Capital Corp.	2.800%	9/8/27	150	152
	John Deere Capital Corp.	3.050%	1/6/28	100	103
	John Deere Capital Corp.	3.450%	3/7/29	100	106
	Johnson Controls International plc	3.625%	7/2/24	126	131
	Johnson Controls International plc	3.900%	2/14/26	37	39
	Johnson Controls International plc	6.000%	1/15/36	39	46
	Johnson Controls International plc	4.625%	7/2/44	175	179
	Johnson Controls International plc	5.125%	9/14/45	14	15
	Johnson Controls International plc	4.500%	2/15/47	100	101
	Johnson Controls International plc	4.950%	7/2/64	72	70
	Kennametal Inc.	3.875%	2/15/22	50	51
	Kennametal Inc.	4.625%	6/15/28	120	125
	L3 Technologies Inc.	4.950%	2/15/21	75	77
	L3 Technologies Inc.	3.850%	6/15/23	600	626
	L3 Technologies Inc.	3.950%	5/28/24	103	108
	L3 Technologies Inc.	3.850%	12/15/26	50	52
	L3 Technologies Inc.	4.400%	6/15/28	175	189
	L3Harris Technologies Inc.	3.832%	4/27/25	200	210
	L3Harris Technologies Inc.	4.854%	4/27/35	100	110
	L3Harris Technologies Inc.	6.150%	12/15/40	100	129
	L3Harris Technologies Inc.	5.054%	4/27/45	100	116
	Leggett & Platt Inc.	3.800%	11/15/24	100	102
	Leggett & Platt Inc.	3.500%	11/15/27	300	297
	Leggett & Platt Inc.	4.400%	3/15/29	75	78
	Legrand France SA	8.500%	2/15/25	50	65
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lockheed Martin Corp.	2.500%	11/23/20	140	141
	Lockheed Martin Corp.	3.350%	9/15/21	725	743
	Lockheed Martin Corp.	3.100%	1/15/23	100	103
	Lockheed Martin Corp.	3.550%	1/15/26	380	403
	Lockheed Martin Corp.	3.600%	3/1/35	150	155
	Lockheed Martin Corp.	4.500%	5/15/36	100	115
	Lockheed Martin Corp.	6.150%	9/1/36	375	503
	Lockheed Martin Corp.	4.070%	12/15/42	245	269
	Lockheed Martin Corp.	4.700%	5/15/46	375	452
	Lockheed Martin Corp.	4.090%	9/15/52	156	172
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	106
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	50
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	100
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	163
	Masco Corp.	3.500%	4/1/21	70	71
	Masco Corp.	4.450%	4/1/25	50	53
	Masco Corp.	4.375%	4/1/26	100	105
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	7.750%	8/1/29	24	30
	Masco Corp.	4.500%	5/15/47	100	94
	Mohawk Industries Inc.	3.850%	2/1/23	100	104
	Northrop Grumman Corp.	2.080%	10/15/20	200	200
	Northrop Grumman Corp.	3.500%	3/15/21	200	204
	Northrop Grumman Corp.	2.550%	10/15/22	200	201
	Northrop Grumman Corp.	3.250%	8/1/23	150	154
	Northrop Grumman Corp.	2.930%	1/15/25	275	280

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	3.200%	2/1/27	150	154
Northrop Grumman Corp.	3.250%	1/15/28	100	102
Northrop Grumman Corp.	5.050%	11/15/40	50	59
Northrop Grumman Corp.	4.750%	6/1/43	275	318
Northrop Grumman Corp.	4.030%	10/15/47	145	154
Nvent Finance Sarl	3.950%	4/15/23	200	203
Nvent Finance Sarl	4.550%	4/15/28	100	104
Oshkosh Corp.	4.600%	5/15/28	185	194
Owens Corning	4.200%	12/15/22	150	156
Owens Corning	3.400%	8/15/26	200	196
Owens Corning	4.300%	7/15/47	200	169
Owens Corning	4.400%	1/30/48	75	64
Parker-Hannifin Corp.	3.500%	9/15/22	175	180
Parker-Hannifin Corp.	2.700%	6/14/24	85	86
Parker-Hannifin Corp.	3.300%	11/21/24	100	104
Parker-Hannifin Corp.	3.250%	3/1/27	125	129
Parker-Hannifin Corp.	3.250%	6/14/29	75	78
Parker-Hannifin Corp.	6.250%	5/15/38	150	199
Parker-Hannifin Corp.	4.450%	11/21/44	200	222
Parker-Hannifin Corp.	4.100%	3/1/47	75	78
Parker-Hannifin Corp.	4.000%	6/14/49	110	115
Precision Castparts Corp.	2.500%	1/15/23	200	201
Precision Castparts Corp.	3.250%	6/15/25	200	207
Precision Castparts Corp.	3.900%	1/15/43	75	78
Precision Castparts Corp.	4.375%	6/15/45	300	337
Raytheon Co.	3.125%	10/15/20	175	177
Raytheon Co.	2.500%	12/15/22	275	277
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	50	59
Republic Services Inc.	5.250%	11/15/21	175	186
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	3.200%	3/15/25	250	258
Republic Services Inc.	6.200%	3/1/40	50	66
Republic Services Inc.	5.700%	5/15/41	100	126
Rockwell Automation Inc.	3.500%	3/1/29	100	106
Rockwell Automation Inc.	4.200%	3/1/49	100	112
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	2.800%	3/15/22	170	172
Rockwell Collins Inc.	3.200%	3/15/24	175	179
Rockwell Collins Inc.	3.500%	3/15/27	300	313
Rockwell Collins Inc.	4.800%	12/15/43	65	74
Rockwell Collins Inc.	4.350%	4/15/47	250	274
Roper Technologies Inc.	3.000%	12/15/20	125	126
Roper Technologies Inc.	2.800%	12/15/21	200	202
Roper Technologies Inc.	3.850%	12/15/25	100	105
Roper Technologies Inc.	3.800%	12/15/26	145	150
Roper Technologies Inc.	4.200%	9/15/28	150	160
Snap-on Inc.	6.125%	9/1/21	75	81
Snap-on Inc.	3.250%	3/1/27	50	52
Snap-on Inc.	4.100%	3/1/48	75	81
Sonoco Products Co.	5.750%	11/1/40	120	138
Spirit AeroSystems Inc.	3.950%	6/15/23	75	77
Spirit AeroSystems Inc.	3.850%	6/15/26	65	65
Spirit AeroSystems Inc.	4.600%	6/15/28	200	211
Stanley Black & Decker Inc.	3.400%	12/1/21	150	153
Stanley Black & Decker Inc.	3.400%	3/1/26	50	52
Stanley Black & Decker Inc.	5.200%	9/1/40	75	89
Stanley Black & Decker Inc.	4.850%	11/15/48	100	118
Textron Inc.	3.875%	3/1/25	65	68
Textron Inc.	4.000%	3/15/26	200	210
Textron Inc.	3.650%	3/15/27	250	257
Textron Inc.	3.375%	3/1/28	50	50
Textron Inc.	3.900%	9/17/29	225	235
Timken Co.	3.875%	9/1/24	100	103
Timken Co.	4.500%	12/15/28	25	26
United Technologies Corp.	3.350%	8/16/21	200	204
United Technologies Corp.	1.950%	11/1/21	100	99
United Technologies Corp.	3.100%	6/1/22	460	470
United Technologies Corp.	3.650%	8/16/23	425	445
United Technologies Corp.	2.800%	5/4/24	250	253
United Technologies Corp.	3.950%	8/16/25	250	269
United Technologies Corp.	2.650%	11/1/26	100	100
United Technologies Corp.	6.700%	8/1/28	75	97
United Technologies Corp.	4.125%	11/16/28	750	820
United Technologies Corp.	7.500%	9/15/29	125	172
United Technologies Corp.	5.400%	5/1/35	150	182
United Technologies Corp.	6.050%	6/1/36	100	128
United Technologies Corp.	6.125%	7/15/38	100	132
United Technologies Corp.	4.450%	11/16/38	175	195
United Technologies Corp.	5.700%	4/15/40	100	127
United Technologies Corp.	4.500%	6/1/42	675	760
United Technologies Corp.	4.150%	5/15/45	200	214
United Technologies Corp.	3.750%	11/1/46	200	202
United Technologies Corp.	4.050%	5/4/47	150	161
United Technologies Corp.	4.625%	11/16/48	400	466
Valmont Industries Inc.	5.000%	10/1/44	150	150
Valmont Industries Inc.	5.250%	10/1/54	75	74
Vulcan Materials Co.	4.500%	4/1/25	200	213
Vulcan Materials Co.	4.500%	6/15/47	125	120
Wabtec Corp.	4.400%	3/15/24	275	291
Wabtec Corp.	3.450%	11/15/26	150	145
Wabtec Corp.	4.950%	9/15/28	175	187
Waste Connections Inc.	3.500%	5/1/29	200	208
Waste Management Inc.	4.600%	3/1/21	50	52
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	225	225
Waste Management Inc.	3.500%	5/15/24	200	209
Waste Management Inc.	2.950%	6/15/24	150	153
Waste Management Inc.	3.125%	3/1/25	150	155
Waste Management Inc.	3.200%	6/15/26	95	99
Waste Management Inc.	3.150%	11/15/27	125	129
Waste Management Inc.	3.450%	6/15/29	200	210
Waste Management Inc.	3.900%	3/1/35	250	264
Waste Management Inc.	4.000%	7/15/39	100	107
Waste Management Inc.	4.100%	3/1/45	150	162
Waste Management Inc.	4.150%	7/15/49	100	110
WW Grainger Inc.	4.600%	6/15/45	200	221
WW Grainger Inc.	3.750%	5/15/46	75	74
WW Grainger Inc.	4.200%	5/15/47	50	53
Xylem Inc.	3.250%	11/1/26	100	101
Xylem Inc.	4.375%	11/1/46	100	104

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	125	125
Activision Blizzard Inc.	2.600%	6/15/22	75	75
Activision Blizzard Inc.	3.400%	9/15/26	160	162
Activision Blizzard Inc.	4.500%	6/15/47	75	78
America Movil SAB de CV	3.125%	7/16/22	300	305
America Movil SAB de CV	3.625%	4/22/29	200	207
America Movil SAB de CV	6.375%	3/1/35	300	391
America Movil SAB de CV	6.125%	11/15/37	150	192
America Movil SAB de CV	6.125%	3/30/40	200	260
America Movil SAB de CV	4.375%	7/16/42	250	267
America Movil SAB de CV	4.375%	4/22/49	200	215
American Tower Corp.	3.300%	2/15/21	125	127
American Tower Corp.	3.450%	9/15/21	475	485
American Tower Corp.	5.900%	11/1/21	475	511
American Tower Corp.	2.250%	1/15/22	125	124
American Tower Corp.	3.500%	1/31/23	200	206
American Tower Corp.	3.375%	5/15/24	300	308
American Tower Corp.	4.000%	6/1/25	100	105
American Tower Corp.	3.375%	10/15/26	200	203
American Tower Corp.	3.125%	1/15/27	125	124
American Tower Corp.	3.950%	3/15/29	140	146
American Tower Corp.	3.800%	8/15/29	475	489
AT&T Inc.	4.600%	2/15/21	175	180
AT&T Inc.	3.200%	3/1/22	250	255
AT&T Inc.	3.800%	3/15/22	275	285
AT&T Inc.	3.400%	6/15/22	100	103
AT&T Inc.	3.000%	6/30/22	500	509
AT&T Inc.	3.600%	2/17/23	1,005	1,041
AT&T Inc.	4.050%	12/15/23	100	106

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.800%	3/1/24	125	131
AT&T Inc.	3.950%	1/15/25	400	422
AT&T Inc.	3.400%	5/15/25	940	965
AT&T Inc.	3.600%	7/15/25	275	285
AT&T Inc.	3.875%	1/15/26	250	262
AT&T Inc.	4.125%	2/17/26	765	814
AT&T Inc.	3.800%	2/15/27	700	727
AT&T Inc.	4.250%	3/1/27	403	430
AT&T Inc.	4.100%	2/15/28	444	470
AT&T Inc.	4.350%	3/1/29	550	589
AT&T Inc.	4.300%	2/15/30	860	916
AT&T Inc.	4.500%	5/15/35	200	209
AT&T Inc.	5.250%	3/1/37	500	561
AT&T Inc.	4.900%	8/15/37	300	324
AT&T Inc.	4.850%	3/1/39	480	512
AT&T Inc.	6.350%	3/15/40	100	123
AT&T Inc.	6.100%	7/15/40	100	120
AT&T Inc.	6.000%	8/15/40	300	356
AT&T Inc.	5.350%	9/1/40	600	673
AT&T Inc.	5.550%	8/15/41	225	260
AT&T Inc.	5.375%	10/15/41	100	111
AT&T Inc.	5.150%	3/15/42	375	409
AT&T Inc.	4.900%	6/15/42	425	450
AT&T Inc.	4.300%	12/15/42	271	268
AT&T Inc.	5.350%	12/15/43	175	192
AT&T Inc.	4.650%	6/1/44	100	103
AT&T Inc.	4.800%	6/15/44	575	606
AT&T Inc.	4.350%	6/15/45	624	621
AT&T Inc.	4.750%	5/15/46	650	685
AT&T Inc.	5.150%	11/15/46	1,338	1,477
AT&T Inc.	4.550%	3/9/49	362	369
AT&T Inc.	5.150%	2/15/50	957	1,054
AT&T Inc.	5.300%	8/15/58	307	340
Bell Canada Inc.	4.300%	7/29/49	100	108
British Telecommunications plc	4.500%	12/4/23	200	214
British Telecommunications plc	5.125%	12/4/28	100	112
British Telecommunications plc	9.625%	12/15/30	516	777
CBS Corp.	4.300%	2/15/21	275	282
CBS Corp.	2.500%	2/15/23	200	199
CBS Corp.	2.900%	6/1/23	75	76
CBS Corp.	3.700%	8/15/24	175	181
CBS Corp.	3.500%	1/15/25	150	153
CBS Corp.	2.900%	1/15/27	279	271
CBS Corp.	3.375%	2/15/28	100	99
CBS Corp.	4.200%	6/1/29	100	106
CBS Corp.	5.500%	5/15/33	75	86
CBS Corp.	5.900%	10/15/40	225	264
CBS Corp.	4.850%	7/1/42	225	240
CBS Corp.	4.900%	8/15/44	100	106
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	262
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	375	378
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	710
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	186
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	922
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	733
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	248
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	375	438
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	150	161
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	769
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	473
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	500	553
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	50	51
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	89
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	171
Comcast Corp.	3.300%	10/1/20	500	507
Comcast Corp.	3.450%	10/1/21	650	669
Comcast Corp.	2.750%	3/1/23	200	202
Comcast Corp.	3.000%	2/1/24	710	730
Comcast Corp.	3.375%	2/15/25	202	211
Comcast Corp.	3.375%	8/15/25	250	261
Comcast Corp.	3.950%	10/15/25	625	673
Comcast Corp.	3.150%	3/1/26	400	413
Comcast Corp.	2.350%	1/15/27	495	482
Comcast Corp.	3.150%	2/15/28	325	333
Comcast Corp.	4.150%	10/15/28	950	1,047
Comcast Corp.	4.250%	10/15/30	250	278
Comcast Corp.	4.250%	1/15/33	275	308
Comcast Corp.	4.200%	8/15/34	175	193
Comcast Corp.	5.650%	6/15/35	1,065	1,329
Comcast Corp.	4.400%	8/15/35	150	167
Comcast Corp.	3.200%	7/15/36	175	170
Comcast Corp.	6.450%	3/15/37	175	236
Comcast Corp.	6.950%	8/15/37	250	354
Comcast Corp.	3.900%	3/1/38	175	184
Comcast Corp.	6.400%	5/15/38	100	135
Comcast Corp.	4.600%	10/15/38	550	626
Comcast Corp.	6.400%	3/1/40	150	203
Comcast Corp.	4.650%	7/15/42	370	425
Comcast Corp.	4.500%	1/15/43	100	111
Comcast Corp.	4.600%	8/15/45	250	282
Comcast Corp.	3.400%	7/15/46	500	476
Comcast Corp.	3.969%	11/1/47	886	926
Comcast Corp.	4.000%	3/1/48	175	183
Comcast Corp.	4.700%	10/15/48	475	552
Comcast Corp.	3.999%	11/1/49	268	280
Comcast Corp.	4.950%	10/15/58	475	574
Crown Castle International Corp.	3.400%	2/15/21	300	304
Crown Castle International Corp.	2.250%	9/1/21	125	124
Crown Castle International Corp.	4.875%	4/15/22	125	133
Crown Castle International Corp.	5.250%	1/15/23	125	136
Crown Castle International Corp.	3.150%	7/15/23	150	152
Crown Castle International Corp.	3.200%	9/1/24	250	255
Crown Castle International Corp.	4.450%	2/15/26	250	270
Crown Castle International Corp.	3.700%	6/15/26	175	181
Crown Castle International Corp.	3.650%	9/1/27	325	335
Crown Castle International Corp.	3.800%	2/15/28	325	337
Crown Castle International Corp.	4.750%	5/15/47	70	75
Crown Castle International Corp.	5.200%	2/15/49	75	85
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,114
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.500%	6/15/22	200	204

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Discovery Communications LLC	2.950%	3/20/23	100	101
	Discovery Communications LLC	3.250%	4/1/23	100	101
	Discovery Communications LLC	3.800%	3/13/24	100	103
	Discovery Communications LLC	3.900%	11/15/24	150	156
	Discovery Communications LLC	3.450%	3/15/25	225	228
	Discovery Communications LLC	3.950%	6/15/25	100	104
	Discovery Communications LLC	4.900%	3/11/26	200	219
	Discovery Communications LLC	3.950%	3/20/28	325	335
	Discovery Communications LLC	4.125%	5/15/29	100	104
	Discovery Communications LLC	5.000%	9/20/37	225	235
	Discovery Communications LLC	6.350%	6/1/40	150	177
	Discovery Communications LLC	4.950%	5/15/42	277	279
	Discovery Communications LLC	5.200%	9/20/47	225	236
	Discovery Communications LLC	5.300%	5/15/49	75	81
	Electronic Arts Inc.	3.700%	3/1/21	150	153
	Electronic Arts Inc.	4.800%	3/1/26	100	111
6	Fox Corp.	3.666%	1/25/22	50	52
6	Fox Corp.	4.030%	1/25/24	250	265
6	Fox Corp.	4.709%	1/25/29	375	418
6	Fox Corp.	5.476%	1/25/39	250	294
6	Fox Corp.	5.576%	1/25/49	425	517
	Grupo Televisa SAB	6.625%	3/18/25	100	116
	Grupo Televisa SAB	4.625%	1/30/26	100	105
	Grupo Televisa SAB	6.625%	1/15/40	125	150
	Grupo Televisa SAB	5.000%	5/13/45	425	429
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	50	51
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	51
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	156
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	454
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	109
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	125	139
	Koninklijke KPN NV	8.375%	10/1/30	175	229
	Moody’s Corp.	2.750%	12/15/21	100	101
	Moody’s Corp.	4.500%	9/1/22	100	106
	Moody’s Corp.	4.875%	2/15/24	250	273
	Moody’s Corp.	4.875%	12/17/48	125	146
	NBCUniversal Media LLC	4.375%	4/1/21	325	337
	NBCUniversal Media LLC	2.875%	1/15/23	225	230
	NBCUniversal Media LLC	6.400%	4/30/40	150	203
	NBCUniversal Media LLC	5.950%	4/1/41	225	296
	NBCUniversal Media LLC	4.450%	1/15/43	325	355
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	175	179
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	250	258
	Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	150	157
	Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	250	255
	Orange SA	4.125%	9/14/21	325	338
	Orange SA	9.000%	3/1/31	450	683
	Orange SA	5.375%	1/13/42	325	394
	RELX Capital Inc.	3.125%	10/15/22	182	185
	RELX Capital Inc.	3.500%	3/16/23	125	129
	RELX Capital Inc.	4.000%	3/18/29	100	105
	Rogers Communications Inc.	3.000%	3/15/23	205	209
	Rogers Communications Inc.	4.100%	10/1/23	175	186
	Rogers Communications Inc.	3.625%	12/15/25	125	131
	Rogers Communications Inc.	2.900%	11/15/26	100	100
	Rogers Communications Inc.	4.500%	3/15/43	65	71
	Rogers Communications Inc.	5.000%	3/15/44	190	220
	Rogers Communications Inc.	4.300%	2/15/48	150	159
	Rogers Communications Inc.	4.350%	5/1/49	300	324
	S&P Global Inc.	3.300%	8/14/20	125	126
	S&P Global Inc.	4.000%	6/15/25	125	136
	S&P Global Inc.	4.400%	2/15/26	175	193
	S&P Global Inc.	6.550%	11/15/37	75	101
	S&P Global Inc.	4.500%	5/15/48	100	114
	Telefonica Emisiones SAU	5.462%	2/16/21	555	581
	Telefonica Emisiones SAU	4.103%	3/8/27	250	265
	Telefonica Emisiones SAU	7.045%	6/20/36	425	555
	Telefonica Emisiones SAU	4.665%	3/6/38	150	155
	Telefonica Emisiones SAU	5.213%	3/8/47	450	495
	Telefonica Emisiones SAU	4.895%	3/6/48	200	210
	Telefonica Emisiones SAU	5.520%	3/1/49	435	499
	TELUS Corp.	2.800%	2/16/27	100	98
	TELUS Corp.	4.300%	6/15/49	200	212
	Thomson Reuters Corp.	5.500%	8/15/35	75	82
	Thomson Reuters Corp.	5.850%	4/15/40	100	115
	Thomson Reuters Corp.	5.650%	11/23/43	100	113
	Time Warner Cable LLC	4.125%	2/15/21	150	153
	Time Warner Cable LLC	6.550%	5/1/37	200	229
	Time Warner Cable LLC	7.300%	7/1/38	50	61
	Time Warner Cable LLC	6.750%	6/15/39	400	462
	Time Warner Cable LLC	5.875%	11/15/40	425	462
	Time Warner Cable LLC	5.500%	9/1/41	250	262
	Time Warner Cable LLC	4.500%	9/15/42	350	327
	Time Warner Entertainment Co. LP	8.375%	3/15/23	200	237
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	269
	Verizon Communications Inc.	3.450%	3/15/21	300	306
	Verizon Communications Inc.	4.600%	4/1/21	475	494
	Verizon Communications Inc.	2.946%	3/15/22	200	204
	Verizon Communications Inc.	3.125%	3/16/22	350	359
	Verizon Communications Inc.	5.150%	9/15/23	830	926
	Verizon Communications Inc.	4.150%	3/15/24	100	107
	Verizon Communications Inc.	3.500%	11/1/24	400	420
	Verizon Communications Inc.	3.376%	2/15/25	534	556
	Verizon Communications Inc.	2.625%	8/15/26	475	471
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,358
6	Verizon Communications Inc.	4.016%	12/3/29	927	1,002
	Verizon Communications Inc.	4.500%	8/10/33	575	645
	Verizon Communications Inc.	4.400%	11/1/34	725	801
	Verizon Communications Inc.	4.272%	1/15/36	563	607
	Verizon Communications Inc.	5.250%	3/16/37	875	1,047
	Verizon Communications Inc.	4.812%	3/15/39	200	229
	Verizon Communications Inc.	4.750%	11/1/41	175	197
	Verizon Communications Inc.	3.850%	11/1/42	225	229
	Verizon Communications Inc.	4.125%	8/15/46	250	260
	Verizon Communications Inc.	4.862%	8/21/46	1,006	1,170
	Verizon Communications Inc.	5.500%	3/16/47	250	315
	Verizon Communications Inc.	4.522%	9/15/48	888	993
	Verizon Communications Inc.	5.012%	4/15/49	500	597
	Verizon Communications Inc.	5.012%	8/21/54	300	358
	Verizon Communications Inc.	4.672%	3/15/55	937	1,063
	Viacom Inc.	3.875%	12/15/21	125	128
	Viacom Inc.	4.250%	9/1/23	225	238
	Viacom Inc.	3.875%	4/1/24	124	129
	Viacom Inc.	6.875%	4/30/36	190	240
	Viacom Inc.	4.375%	3/15/43	556	543
	Viacom Inc.	5.850%	9/1/43	75	88
	Vodafone Group plc	3.750%	1/16/24	650	679
	Vodafone Group plc	4.125%	5/30/25	300	319
	Vodafone Group plc	4.375%	5/30/28	650	700
	Vodafone Group plc	7.875%	2/15/30	150	202
	Vodafone Group plc	6.250%	11/30/32	100	123
	Vodafone Group plc	5.000%	5/30/38	325	350
	Vodafone Group plc	4.375%	2/19/43	275	272
	Vodafone Group plc	5.250%	5/30/48	550	608
	Vodafone Group plc	4.875%	6/19/49	200	210
	Walt Disney Co.	2.150%	9/17/20	150	150
	Walt Disney Co.	2.300%	2/12/21	250	251
6	Walt Disney Co.	4.500%	2/15/21	550	571
	Walt Disney Co.	2.750%	8/16/21	100	101
	Walt Disney Co.	2.550%	2/15/22	75	76
	Walt Disney Co.	2.450%	3/4/22	75	76
6	Walt Disney Co.	3.000%	9/15/22	275	281
6	Walt Disney Co.	3.700%	9/15/24	200	213
	Walt Disney Co.	3.150%	9/17/25	150	158
6	Walt Disney Co.	3.700%	10/15/25	125	134
	Walt Disney Co.	1.850%	7/30/26	1,070	1,036
6	Walt Disney Co.	6.550%	3/15/33	100	138
6	Walt Disney Co.	6.200%	12/15/34	350	471

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
6	Walt Disney Co.	6.400%	12/15/35	365	500
6	Walt Disney Co.	6.150%	3/1/37	200	271
6	Walt Disney Co.	6.900%	8/15/39	125	185
6	Walt Disney Co.	6.150%	2/15/41	278	383
	Walt Disney Co.	4.375%	8/16/41	75	86
	Walt Disney Co.	4.125%	12/1/41	205	227
	Walt Disney Co.	3.700%	12/1/42	125	132
6	Walt Disney Co.	5.400%	10/1/43	100	130
6	Walt Disney Co.	4.750%	9/15/44	175	212
6	Walt Disney Co.	7.750%	12/1/45	100	167
	WPP Finance 2010	4.750%	11/21/21	208	218
	WPP Finance 2010	3.625%	9/7/22	200	206
	WPP Finance 2010	3.750%	9/19/24	100	103

	Consumer Cyclical (2.0%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	304
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	201
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	417
	Alibaba Group Holding Ltd.	3.400%	12/6/27	600	607
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	306
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	204
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	235
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	106
	Amazon.com Inc.	1.900%	8/21/20	200	199
	Amazon.com Inc.	3.300%	12/5/21	200	206
	Amazon.com Inc.	2.500%	11/29/22	150	151
	Amazon.com Inc.	2.400%	2/22/23	450	454
	Amazon.com Inc.	2.800%	8/22/24	250	257
	Amazon.com Inc.	3.800%	12/5/24	120	129
	Amazon.com Inc.	5.200%	12/3/25	225	263
	Amazon.com Inc.	3.150%	8/22/27	550	578
	Amazon.com Inc.	4.800%	12/5/34	225	276
	Amazon.com Inc.	3.875%	8/22/37	425	468
	Amazon.com Inc.	4.950%	12/5/44	350	441
	Amazon.com Inc.	4.050%	8/22/47	650	734
	Amazon.com Inc.	4.250%	8/22/57	500	575
	American Honda Finance Corp.	1.950%	7/20/20	125	125
	American Honda Finance Corp.	2.450%	9/24/20	225	225
	American Honda Finance Corp.	3.150%	1/8/21	250	253
	American Honda Finance Corp.	2.650%	2/12/21	150	151
	American Honda Finance Corp.	1.650%	7/12/21	150	148
	American Honda Finance Corp.	1.700%	9/9/21	400	395
	American Honda Finance Corp.	3.375%	12/10/21	150	154
	American Honda Finance Corp.	2.200%	6/27/22	150	150
	American Honda Finance Corp.	2.600%	11/16/22	40	40
	American Honda Finance Corp.	3.450%	7/14/23	125	130
	American Honda Finance Corp.	3.625%	10/10/23	100	105
	American Honda Finance Corp.	2.900%	2/16/24	150	153
	American Honda Finance Corp.	2.400%	6/27/24	100	99
	American Honda Finance Corp.	2.300%	9/9/26	50	48
	American Honda Finance Corp.	3.500%	2/15/28	100	105
	Aptiv plc	4.250%	1/15/26	150	157
	Aptiv plc	4.350%	3/15/29	50	53
	Aptiv plc	4.400%	10/1/46	50	46
	Aptiv plc	5.400%	3/15/49	50	52
	Automatic Data Processing Inc.	2.250%	9/15/20	150	150
	Automatic Data Processing Inc.	3.375%	9/15/25	200	211
	AutoNation Inc.	3.350%	1/15/21	60	60
	AutoNation Inc.	4.500%	10/1/25	150	155
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoZone Inc.	3.700%	4/15/22	350	361
	AutoZone Inc.	2.875%	1/15/23	75	76
	AutoZone Inc.	3.125%	7/15/23	125	128
	AutoZone Inc.	3.125%	4/18/24	130	133
	AutoZone Inc.	3.125%	4/21/26	100	101
	AutoZone Inc.	3.750%	6/1/27	100	104
	AutoZone Inc.	3.750%	4/18/29	100	104
	Best Buy Co. Inc.	5.500%	3/15/21	25	26
	Best Buy Co. Inc.	4.450%	10/1/28	200	211
	Block Financial LLC	4.125%	10/1/20	94	95
	Block Financial LLC	5.500%	11/1/22	100	107
	Block Financial LLC	5.250%	10/1/25	100	107
	Booking Holdings Inc.	2.750%	3/15/23	100	101
	Booking Holdings Inc.	3.650%	3/15/25	100	106
	Booking Holdings Inc.	3.600%	6/1/26	225	237
	Booking Holdings Inc.	3.550%	3/15/28	100	105
	BorgWarner Inc.	4.625%	9/15/20	25	26
	BorgWarner Inc.	3.375%	3/15/25	75	77
	BorgWarner Inc.	4.375%	3/15/45	100	98
	Carnival Corp.	3.950%	10/15/20	100	102
	Costco Wholesale Corp.	2.150%	5/18/21	200	200
	Costco Wholesale Corp.	2.250%	2/15/22	100	100
	Costco Wholesale Corp.	2.300%	5/18/22	150	151
	Costco Wholesale Corp.	2.750%	5/18/24	275	282
	Costco Wholesale Corp.	3.000%	5/18/27	100	103
	Cummins Inc.	7.125%	3/1/28	100	131
	Cummins Inc.	4.875%	10/1/43	125	149
	Daimler Finance North America LLC	8.500%	1/18/31	250	371
	Darden Restaurants Inc.	3.850%	5/1/27	200	206
	Darden Restaurants Inc.	4.550%	2/15/48	50	50
	Delphi Corp.	4.150%	3/15/24	125	131
	Dollar General Corp.	3.250%	4/15/23	150	154
	Dollar General Corp.	4.150%	11/1/25	105	113
	Dollar General Corp.	3.875%	4/15/27	50	52
	Dollar General Corp.	4.125%	5/1/28	150	160
	Dollar Tree Inc.	3.700%	5/15/23	100	104
	Dollar Tree Inc.	4.000%	5/15/25	200	208
	Dollar Tree Inc.	4.200%	5/15/28	300	310
	DR Horton Inc.	4.375%	9/15/22	100	104
	DR Horton Inc.	4.750%	2/15/23	225	238
	DR Horton Inc.	5.750%	8/15/23	75	82
	eBay Inc.	3.250%	10/15/20	75	76
	eBay Inc.	2.875%	8/1/21	125	126
	eBay Inc.	3.800%	3/9/22	100	103
	eBay Inc.	2.600%	7/15/22	450	451
	eBay Inc.	2.750%	1/30/23	100	100
	eBay Inc.	3.450%	8/1/24	125	129
	eBay Inc.	3.600%	6/5/27	300	307
	eBay Inc.	4.000%	7/15/42	25	23
	Expedia Group Inc.	5.950%	8/15/20	75	78
	Expedia Group Inc.	4.500%	8/15/24	100	106
	Expedia Group Inc.	5.000%	2/15/26	275	299
	Expedia Group Inc.	3.800%	2/15/28	100	101
	Ford Motor Co.	4.346%	12/8/26	275	277
	Ford Motor Co.	6.625%	10/1/28	175	197
	Ford Motor Co.	6.375%	2/1/29	100	108
	Ford Motor Co.	7.450%	7/16/31	375	443
	Ford Motor Co.	4.750%	1/15/43	100	87
	Ford Motor Co.	7.400%	11/1/46	100	111
	Ford Motor Co.	5.291%	12/8/46	250	231
	Ford Motor Credit Co. LLC	3.157%	8/4/20	200	201
	Ford Motor Credit Co. LLC	2.343%	11/2/20	150	149
	Ford Motor Credit Co. LLC	3.200%	1/15/21	250	250
	Ford Motor Credit Co. LLC	5.750%	2/1/21	250	260
	Ford Motor Credit Co. LLC	3.336%	3/18/21	200	201
	Ford Motor Credit Co. LLC	5.875%	8/2/21	325	343
	Ford Motor Credit Co. LLC	3.813%	10/12/21	200	203
	Ford Motor Credit Co. LLC	5.596%	1/7/22	200	212
	Ford Motor Credit Co. LLC	3.339%	3/28/22	150	150
	Ford Motor Credit Co. LLC	2.979%	8/3/22	300	297
	Ford Motor Credit Co. LLC	4.250%	9/20/22	200	205
	Ford Motor Credit Co. LLC	4.375%	8/6/23	225	231
	Ford Motor Credit Co. LLC	3.810%	1/9/24	150	150
	Ford Motor Credit Co. LLC	5.584%	3/18/24	200	214
	Ford Motor Credit Co. LLC	3.664%	9/8/24	200	197
	Ford Motor Credit Co. LLC	4.134%	8/4/25	500	499
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	200
	Ford Motor Credit Co. LLC	3.815%	11/2/27	150	143
	Ford Motor Credit Co. LLC	5.113%	5/3/29	325	331
	General Motors Co.	4.875%	10/2/23	625	662
	General Motors Co.	4.000%	4/1/25	100	101
	General Motors Co.	5.000%	10/1/28	150	157

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Co.	5.000%	4/1/35	165	161
General Motors Co.	6.600%	4/1/36	250	275
General Motors Co.	5.150%	4/1/38	225	221
General Motors Co.	6.250%	10/2/43	210	221
General Motors Co.	5.200%	4/1/45	230	220
General Motors Co.	6.750%	4/1/46	130	145
General Motors Co.	5.400%	4/1/48	200	194
General Motors Co.	5.950%	4/1/49	175	182
General Motors Financial Co. Inc.	3.200%	7/13/20	650	653
General Motors Financial Co. Inc.	2.450%	11/6/20	200	199
General Motors Financial Co. Inc.	3.700%	11/24/20	275	278
General Motors Financial Co. Inc.	4.200%	3/1/21	175	179
General Motors Financial Co. Inc.	3.550%	4/9/21	150	152
General Motors Financial Co. Inc.	3.200%	7/6/21	225	226
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	4.200%	11/6/21	50	51
General Motors Financial Co. Inc.	3.450%	1/14/22	125	127
General Motors Financial Co. Inc.	3.450%	4/10/22	355	359
General Motors Financial Co. Inc.	3.150%	6/30/22	100	100
General Motors Financial Co. Inc.	3.550%	7/8/22	200	203
General Motors Financial Co. Inc.	3.250%	1/5/23	275	276
General Motors Financial Co. Inc.	3.700%	5/9/23	200	202
General Motors Financial Co. Inc.	4.250%	5/15/23	150	155
General Motors Financial Co. Inc.	5.100%	1/17/24	100	107
General Motors Financial Co. Inc.	3.950%	4/13/24	400	408
General Motors Financial Co. Inc.	3.500%	11/7/24	200	199
General Motors Financial Co. Inc.	4.000%	1/15/25	175	177
General Motors Financial Co. Inc.	4.350%	4/9/25	325	335
General Motors Financial Co. Inc.	5.250%	3/1/26	150	161
General Motors Financial Co. Inc.	4.000%	10/6/26	100	101
General Motors Financial Co. Inc.	4.350%	1/17/27	325	330
General Motors Financial Co. Inc.	3.850%	1/5/28	100	97
General Motors Financial Co. Inc.	5.650%	1/17/29	150	165
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	175	178
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	50	51
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	108
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	150	160
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	189
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	297
Harley-Davidson Inc.	3.500%	7/28/25	100	101
Harley-Davidson Inc.	4.625%	7/28/45	125	126
Harman International Industries Inc.	4.150%	5/15/25	76	80
Home Depot Inc.	3.950%	9/15/20	100	102
Home Depot Inc.	2.000%	4/1/21	250	250
Home Depot Inc.	4.400%	4/1/21	190	196
Home Depot Inc.	3.250%	3/1/22	150	155
Home Depot Inc.	2.625%	6/1/22	265	269
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	213
Home Depot Inc.	3.350%	9/15/25	250	264
Home Depot Inc.	3.000%	4/1/26	125	129
Home Depot Inc.	2.125%	9/15/26	100	98
Home Depot Inc.	2.800%	9/14/27	150	152
Home Depot Inc.	3.900%	12/6/28	100	110
Home Depot Inc.	2.950%	6/15/29	500	511
Home Depot Inc.	5.875%	12/16/36	825	1,090
Home Depot Inc.	5.400%	9/15/40	175	223
Home Depot Inc.	5.950%	4/1/41	175	236
Home Depot Inc.	4.200%	4/1/43	200	222
Home Depot Inc.	4.875%	2/15/44	300	362
Home Depot Inc.	4.400%	3/15/45	100	115
Home Depot Inc.	4.250%	4/1/46	330	370
Home Depot Inc.	3.900%	6/15/47	175	189
Home Depot Inc.	4.500%	12/6/48	125	146
Home Depot Inc.	3.500%	9/15/56	150	147
Hyatt Hotels Corp.	5.375%	8/15/21	50	53
Hyatt Hotels Corp.	3.375%	7/15/23	100	102
Hyatt Hotels Corp.	4.850%	3/15/26	50	54
Hyatt Hotels Corp.	4.375%	9/15/28	75	79
IHS Markit Ltd.	3.625%	5/1/24	100	103
IHS Markit Ltd.	4.750%	8/1/28	140	153
IHS Markit Ltd.	4.250%	5/1/29	100	105
JD.com Inc.	3.125%	4/29/21	200	201
Kohl’s Corp.	4.250%	7/17/25	100	104
Kohl’s Corp.	5.550%	7/17/45	75	75
Lear Corp.	5.250%	1/15/25	200	207
Lear Corp.	3.800%	9/15/27	100	99
Lear Corp.	4.250%	5/15/29	150	151
Lear Corp.	5.250%	5/15/49	150	148
Lowe’s Cos. Inc.	3.750%	4/15/21	200	204
Lowe’s Cos. Inc.	3.120%	4/15/22	150	153
Lowe’s Cos. Inc.	3.875%	9/15/23	275	290
Lowe’s Cos. Inc.	3.125%	9/15/24	100	103
Lowe’s Cos. Inc.	3.375%	9/15/25	200	207
Lowe’s Cos. Inc.	2.500%	4/15/26	250	245
Lowe’s Cos. Inc.	3.100%	5/3/27	350	353
Lowe’s Cos. Inc.	6.500%	3/15/29	67	84
Lowe’s Cos. Inc.	3.650%	4/5/29	600	626
Lowe’s Cos. Inc.	4.650%	4/15/42	100	106
Lowe’s Cos. Inc.	4.250%	9/15/44	100	101
Lowe’s Cos. Inc.	4.375%	9/15/45	150	155
Lowe’s Cos. Inc.	3.700%	4/15/46	250	234
Lowe’s Cos. Inc.	4.050%	5/3/47	300	296
Lowe’s Cos. Inc.	4.550%	4/5/49	275	294
Macy’s Retail Holdings Inc.	3.450%	1/15/21	100	101
Macy’s Retail Holdings Inc.	2.875%	2/15/23	170	166
Macy’s Retail Holdings Inc.	4.375%	9/1/23	125	128
Macy’s Retail Holdings Inc.	3.625%	6/1/24	100	98
Macy’s Retail Holdings Inc.	4.500%	12/15/34	121	111
Magna International Inc.	3.625%	6/15/24	170	177
Magna International Inc.	4.150%	10/1/25	100	106
Marriott International Inc.	3.375%	10/15/20	225	227
Marriott International Inc.	2.875%	3/1/21	50	50
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	2.300%	1/15/22	100	99
Marriott International Inc.	3.600%	4/15/24	125	130
Marriott International Inc.	3.750%	3/15/25	175	182
Marriott International Inc.	3.750%	10/1/25	65	68
Marriott International Inc.	3.125%	6/15/26	183	183
Marriott International Inc.	4.000%	4/15/28	50	53
Mastercard Inc.	2.000%	11/21/21	100	100
Mastercard Inc.	3.375%	4/1/24	300	316
Mastercard Inc.	2.950%	11/21/26	100	103
Mastercard Inc.	3.500%	2/26/28	50	54
Mastercard Inc.	2.950%	6/1/29	200	206
Mastercard Inc.	3.800%	11/21/46	100	107
Mastercard Inc.	3.950%	2/26/48	100	111
Mastercard Inc.	3.650%	6/1/49	200	211
McDonald’s Corp.	2.750%	12/9/20	275	276
McDonald’s Corp.	3.625%	5/20/21	175	179
McDonald’s Corp.	2.625%	1/15/22	275	278
McDonald’s Corp.	3.350%	4/1/23	200	207
McDonald’s Corp.	3.375%	5/26/25	175	183
McDonald’s Corp.	3.700%	1/30/26	300	319
McDonald’s Corp.	3.500%	3/1/27	200	210
McDonald’s Corp.	3.800%	4/1/28	350	375
McDonald’s Corp.	4.700%	12/9/35	200	228
McDonald’s Corp.	6.300%	10/15/37	150	195
McDonald’s Corp.	6.300%	3/1/38	100	130
McDonald’s Corp.	5.700%	2/1/39	100	123
McDonald’s Corp.	3.700%	2/15/42	25	24
McDonald’s Corp.	3.625%	5/1/43	100	96
McDonald’s Corp.	4.600%	5/26/45	210	230
McDonald’s Corp.	4.875%	12/9/45	300	345
McDonald’s Corp.	4.450%	3/1/47	150	163
McDonald’s Corp.	4.450%	9/1/48	150	163
NIKE Inc.	2.375%	11/1/26	200	200
NIKE Inc.	3.625%	5/1/43	50	52
NIKE Inc.	3.875%	11/1/45	225	239
NIKE Inc.	3.375%	11/1/46	100	99
Nordstrom Inc.	4.000%	10/15/21	125	128

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nordstrom Inc.	4.000%	3/15/27	100	101
Nordstrom Inc.	5.000%	1/15/44	165	154
NVR Inc.	3.950%	9/15/22	100	104
O’Reilly Automotive Inc.	4.875%	1/14/21	25	26
O’Reilly Automotive Inc.	3.800%	9/1/22	100	104
O’Reilly Automotive Inc.	3.850%	6/15/23	75	78
O’Reilly Automotive Inc.	3.550%	3/15/26	100	102
O’Reilly Automotive Inc.	3.600%	9/1/27	150	154
PACCAR Financial Corp.	2.500%	8/14/20	75	75
PACCAR Financial Corp.	2.050%	11/13/20	50	50
PACCAR Financial Corp.	2.250%	2/25/21	75	75
PACCAR Financial Corp.	2.800%	3/1/21	90	91
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.850%	3/1/22	100	102
PACCAR Financial Corp.	2.650%	5/10/22	100	101
PACCAR Financial Corp.	2.300%	8/10/22	50	50
PACCAR Financial Corp.	3.400%	8/9/23	100	104
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	95	98
QVC Inc.	4.450%	2/15/25	100	101
QVC Inc.	5.950%	3/15/43	125	120
Ralph Lauren Corp.	2.625%	8/18/20	50	50
Ralph Lauren Corp.	3.750%	9/15/25	50	53
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	50
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	108
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	200
Sands China Ltd.	4.600%	8/8/23	400	420
Sands China Ltd.	5.125%	8/8/25	400	430
Sands China Ltd.	5.400%	8/8/28	300	327
Starbucks Corp.	2.200%	11/22/20	100	100
Starbucks Corp.	2.100%	2/4/21	75	75
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.100%	3/1/23	175	179
Starbucks Corp.	3.850%	10/1/23	300	316
Starbucks Corp.	3.800%	8/15/25	200	213
Starbucks Corp.	2.450%	6/15/26	200	198
Starbucks Corp.	3.500%	3/1/28	100	105
Starbucks Corp.	4.000%	11/15/28	200	216
Starbucks Corp.	4.300%	6/15/45	50	53
Starbucks Corp.	3.750%	12/1/47	125	122
Starbucks Corp.	4.500%	11/15/48	100	109
Tapestry Inc.	3.000%	7/15/22	125	125
Tapestry Inc.	4.250%	4/1/25	70	73
Tapestry Inc.	4.125%	7/15/27	100	101
Target Corp.	2.900%	1/15/22	200	204
Target Corp.	3.500%	7/1/24	325	345
Target Corp.	2.500%	4/15/26	175	176
Target Corp.	3.375%	4/15/29	200	211
Target Corp.	6.350%	11/1/32	140	190
Target Corp.	6.500%	10/15/37	103	146
Target Corp.	7.000%	1/15/38	125	186
Target Corp.	4.000%	7/1/42	285	307
Target Corp.	3.625%	4/15/46	200	204
Target Corp.	3.900%	11/15/47	125	134
TJX Cos. Inc.	2.750%	6/15/21	150	151
TJX Cos. Inc.	2.500%	5/15/23	100	101
TJX Cos. Inc.	2.250%	9/15/26	200	196
Toyota Motor Corp.	3.183%	7/20/21	140	143
Toyota Motor Corp.	2.157%	7/2/22	100	100
Toyota Motor Corp.	3.419%	7/20/23	150	156
Toyota Motor Corp.	2.358%	7/2/24	100	100
Toyota Motor Corp.	3.669%	7/20/28	100	108
Toyota Motor Corp.	2.760%	7/2/29	100	100
Toyota Motor Credit Corp.	4.250%	1/11/21	125	129
Toyota Motor Credit Corp.	1.900%	4/8/21	250	249
Toyota Motor Credit Corp.	2.950%	4/13/21	100	101
Toyota Motor Credit Corp.	2.750%	5/17/21	200	202
Toyota Motor Credit Corp.	3.400%	9/15/21	175	180
Toyota Motor Credit Corp.	2.600%	1/11/22	200	202
Toyota Motor Credit Corp.	3.300%	1/12/22	175	180
Toyota Motor Credit Corp.	2.650%	4/12/22	500	506
Toyota Motor Credit Corp.	2.800%	7/13/22	100	102
Toyota Motor Credit Corp.	2.150%	9/8/22	200	200
Toyota Motor Credit Corp.	2.625%	1/10/23	100	101
Toyota Motor Credit Corp.	2.250%	10/18/23	300	299
Toyota Motor Credit Corp.	2.900%	4/17/24	125	128
Toyota Motor Credit Corp.	3.400%	4/14/25	125	132
Toyota Motor Credit Corp.	3.200%	1/11/27	200	208
Toyota Motor Credit Corp.	3.050%	1/11/28	100	103
Toyota Motor Credit Corp.	3.650%	1/8/29	100	108
VF Corp.	3.500%	9/1/21	200	205
VF Corp.	6.450%	11/1/37	50	67
Visa Inc.	2.200%	12/14/20	500	501
Visa Inc.	2.150%	9/15/22	100	100
Visa Inc.	2.800%	12/14/22	550	563
Visa Inc.	3.150%	12/14/25	925	971
Visa Inc.	2.750%	9/15/27	150	153
Visa Inc.	4.150%	12/14/35	325	372
Visa Inc.	4.300%	12/14/45	700	827
Visa Inc.	3.650%	9/15/47	100	107
Walgreen Co.	3.100%	9/15/22	250	254
Walgreen Co.	4.400%	9/15/42	195	184
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	229
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	390
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	328
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	128
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	274
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	114
Walmart Inc.	3.250%	10/25/20	825	838
Walmart Inc.	1.900%	12/15/20	165	165
Walmart Inc.	3.125%	6/23/21	300	307
Walmart Inc.	2.350%	12/15/22	800	808
Walmart Inc.	2.550%	4/11/23	150	152
Walmart Inc.	3.400%	6/26/23	250	262
Walmart Inc.	3.300%	4/22/24	250	263
Walmart Inc.	2.850%	7/8/24	275	284
Walmart Inc.	2.650%	12/15/24	200	204
Walmart Inc.	3.550%	6/26/25	275	293
Walmart Inc.	3.050%	7/8/26	250	262
Walmart Inc.	5.875%	4/5/27	405	502
Walmart Inc.	3.700%	6/26/28	450	491
Walmart Inc.	3.250%	7/8/29	300	316
Walmart Inc.	7.550%	2/15/30	105	150
Walmart Inc.	5.250%	9/1/35	210	268
Walmart Inc.	6.200%	4/15/38	315	449
Walmart Inc.	3.950%	6/28/38	275	307
Walmart Inc.	5.000%	10/25/40	100	125
Walmart Inc.	5.625%	4/15/41	175	236
Walmart Inc.	4.000%	4/11/43	274	304
Walmart Inc.	4.300%	4/22/44	361	417
Walmart Inc.	3.625%	12/15/47	115	123
Walmart Inc.	4.050%	6/29/48	375	429
Western Union Co.	3.600%	3/15/22	100	102
Western Union Co.	6.200%	11/17/36	75	81
Western Union Co.	6.200%	6/21/40	35	38

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.900%	11/30/21	575	584
Abbott Laboratories	2.550%	3/15/22	175	177
Abbott Laboratories	3.400%	11/30/23	316	329
Abbott Laboratories	2.950%	3/15/25	175	180
Abbott Laboratories	3.875%	9/15/25	75	81
Abbott Laboratories	3.750%	11/30/26	367	395
Abbott Laboratories	4.750%	11/30/36	375	443
Abbott Laboratories	5.300%	5/27/40	125	152
Abbott Laboratories	4.750%	4/15/43	125	141
Abbott Laboratories	4.900%	11/30/46	725	890
AbbVie Inc.	2.300%	5/14/21	350	349
AbbVie Inc.	3.375%	11/14/21	250	255
AbbVie Inc.	2.900%	11/6/22	800	809
AbbVie Inc.	3.200%	11/6/22	275	280
AbbVie Inc.	2.850%	5/14/23	200	202

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AbbVie Inc.	3.750%	11/14/23	250	260
	AbbVie Inc.	3.600%	5/14/25	725	750
	AbbVie Inc.	3.200%	5/14/26	350	353
	AbbVie Inc.	4.250%	11/14/28	350	373
	AbbVie Inc.	4.500%	5/14/35	475	487
	AbbVie Inc.	4.300%	5/14/36	190	190
	AbbVie Inc.	4.400%	11/6/42	501	492
	AbbVie Inc.	4.700%	5/14/45	527	536
	AbbVie Inc.	4.450%	5/14/46	455	444
	AbbVie Inc.	4.875%	11/14/48	250	261
	Actavis Inc.	3.250%	10/1/22	300	305
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	54
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	112
	Agilent Technologies Inc.	5.000%	7/15/20	100	102
	Agilent Technologies Inc.	3.200%	10/1/22	75	76
	Agilent Technologies Inc.	3.875%	7/15/23	100	104
	Agilent Technologies Inc.	3.050%	9/22/26	75	75
	AHS Hospital Corp.	5.024%	7/1/45	75	93
	Allergan Finance LLC	4.625%	10/1/42	190	190
	Allergan Funding SCS	3.450%	3/15/22	507	517
	Allergan Funding SCS	3.850%	6/15/24	200	208
	Allergan Funding SCS	3.800%	3/15/25	590	611
	Allergan Funding SCS	4.550%	3/15/35	425	433
	Allergan Funding SCS	4.850%	6/15/44	205	212
	Allergan Inc.	3.375%	9/15/20	125	126
	Allergan Inc.	2.800%	3/15/23	100	100
	Allina Health System	3.887%	4/15/49	75	79
	Altria Group Inc.	4.750%	5/5/21	275	286
	Altria Group Inc.	3.490%	2/14/22	150	154
	Altria Group Inc.	2.850%	8/9/22	375	378
	Altria Group Inc.	2.950%	5/2/23	400	403
	Altria Group Inc.	3.800%	2/14/24	250	260
	Altria Group Inc.	4.400%	2/14/26	275	294
	Altria Group Inc.	2.625%	9/16/26	75	72
	Altria Group Inc.	4.800%	2/14/29	575	619
	Altria Group Inc.	5.800%	2/14/39	400	446
	Altria Group Inc.	4.250%	8/9/42	275	253
	Altria Group Inc.	4.500%	5/2/43	125	119
	Altria Group Inc.	5.375%	1/31/44	350	375
	Altria Group Inc.	3.875%	9/16/46	175	155
	Altria Group Inc.	5.950%	2/14/49	475	537
	Altria Group Inc.	6.200%	2/14/59	75	85
	AmerisourceBergen Corp.	3.500%	11/15/21	200	204
	AmerisourceBergen Corp.	3.400%	5/15/24	75	77
	AmerisourceBergen Corp.	3.250%	3/1/25	50	51
	AmerisourceBergen Corp.	3.450%	12/15/27	275	280
	AmerisourceBergen Corp.	4.250%	3/1/45	25	24
	AmerisourceBergen Corp.	4.300%	12/15/47	175	168
	Amgen Inc.	3.450%	10/1/20	225	228
	Amgen Inc.	4.100%	6/15/21	150	155
	Amgen Inc.	1.850%	8/19/21	125	124
	Amgen Inc.	3.875%	11/15/21	250	258
	Amgen Inc.	2.700%	5/1/22	75	76
	Amgen Inc.	2.650%	5/11/22	275	277
	Amgen Inc.	3.625%	5/15/22	225	232
	Amgen Inc.	2.250%	8/19/23	150	149
	Amgen Inc.	3.625%	5/22/24	500	525
	Amgen Inc.	3.125%	5/1/25	175	179
	Amgen Inc.	2.600%	8/19/26	455	446
	Amgen Inc.	4.950%	10/1/41	300	335
	Amgen Inc.	5.150%	11/15/41	50	57
	Amgen Inc.	4.400%	5/1/45	450	477
	Amgen Inc.	4.563%	6/15/48	356	386
	Amgen Inc.	4.663%	6/15/51	659	717
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,245	1,359
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,635	2,927
	Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	770	808
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	166	167
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	256
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	586
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	106
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	294
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	212
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	50	51
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	262	264
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	156
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	400	433
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	538
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	875	988
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	140	161
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	291
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	225
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	148
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	360
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	310
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	505
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	326	340
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,025	1,245
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	80
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	125	156
	Archer-Daniels-Midland Co.	4.479%	3/1/21	163	169
	Archer-Daniels-Midland Co.	3.375%	3/15/22	100	103
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	200
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	103
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	116
	Archer-Daniels-Midland Co.	4.535%	3/26/42	50	57
	Archer-Daniels-Midland Co.	4.016%	4/16/43	200	212
	Archer-Daniels-Midland Co.	3.750%	9/15/47	100	102
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	145
	Ascension Health	3.945%	11/15/46	175	189
3	Ascension Health	4.847%	11/15/53	75	92
	AstraZeneca plc	2.375%	11/16/20	300	300
	AstraZeneca plc	2.375%	6/12/22	225	226
	AstraZeneca plc	3.500%	8/17/23	225	234
	AstraZeneca plc	3.375%	11/16/25	250	261
	AstraZeneca plc	3.125%	6/12/27	175	179
	AstraZeneca plc	4.000%	1/17/29	200	218
	AstraZeneca plc	6.450%	9/15/37	450	605
	AstraZeneca plc	4.000%	9/18/42	290	304
	AstraZeneca plc	4.375%	11/16/45	200	221
	AstraZeneca plc	4.375%	8/17/48	60	67
	BAT Capital Corp.	2.297%	8/14/20	375	374
	BAT Capital Corp.	2.764%	8/15/22	650	651
	BAT Capital Corp.	3.222%	8/15/24	450	454
	BAT Capital Corp.	3.557%	8/15/27	675	672
	BAT Capital Corp.	4.390%	8/15/37	525	499
	BAT Capital Corp.	4.540%	8/15/47	475	439
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	103
	Baxalta Inc.	5.250%	6/23/45	73	88
	Baxter International Inc.	1.700%	8/15/21	150	148
	Baxter International Inc.	3.500%	8/15/46	100	93
	Baylor Scott & White Holdings	4.185%	11/15/45	100	109
	Beam Suntory Inc.	3.250%	5/15/22	50	51
	Becton Dickinson & Co.	3.250%	11/12/20	150	151
	Becton Dickinson & Co.	3.125%	11/8/21	65	66
	Becton Dickinson & Co.	2.894%	6/6/22	350	355
	Becton Dickinson & Co.	3.300%	3/1/23	50	51
	Becton Dickinson & Co.	3.363%	6/6/24	1,100	1,135
	Becton Dickinson & Co.	3.734%	12/15/24	272	285
	Becton Dickinson & Co.	3.700%	6/6/27	375	392
	Becton Dickinson & Co.	4.875%	5/15/44	26	28
	Becton Dickinson & Co.	4.685%	12/15/44	196	217
	Becton Dickinson & Co.	4.669%	6/6/47	300	336
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	77
	Biogen Inc.	2.900%	9/15/20	325	326
	Biogen Inc.	3.625%	9/15/22	275	284
	Biogen Inc.	4.050%	9/15/25	300	322
	Biogen Inc.	5.200%	9/15/45	340	380

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	3.375%	5/15/22	50	51
	Boston Scientific Corp.	3.450%	3/1/24	50	52
	Boston Scientific Corp.	3.850%	5/15/25	150	160
	Boston Scientific Corp.	3.750%	3/1/26	125	133
	Boston Scientific Corp.	4.000%	3/1/28	200	215
	Boston Scientific Corp.	4.000%	3/1/29	150	162
	Boston Scientific Corp.	7.000%	11/15/35	50	67
	Boston Scientific Corp.	4.550%	3/1/39	175	194
	Boston Scientific Corp.	7.375%	1/15/40	50	71
	Boston Scientific Corp.	4.700%	3/1/49	200	229
6	Bristol-Myers Squibb Co.	2.550%	5/14/21	225	227
6	Bristol-Myers Squibb Co.	2.600%	5/16/22	300	303
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	273
	Bristol-Myers Squibb Co.	7.150%	6/15/23	200	235
6	Bristol-Myers Squibb Co.	2.900%	7/26/24	625	638
6	Bristol-Myers Squibb Co.	3.200%	6/15/26	360	373
6	Bristol-Myers Squibb Co.	3.400%	7/26/29	770	803
6	Bristol-Myers Squibb Co.	4.125%	6/15/39	355	384
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	93
	Bristol-Myers Squibb Co.	4.500%	3/1/44	100	112
6	Bristol-Myers Squibb Co.	4.250%	10/26/49	690	759
	Brown-Forman Corp.	3.500%	4/15/25	75	79
	Brown-Forman Corp.	4.500%	7/15/45	100	115
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	251
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	130
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	196
	Campbell Soup Co.	3.300%	3/15/21	125	127
	Campbell Soup Co.	3.650%	3/15/23	225	231
	Campbell Soup Co.	3.950%	3/15/25	200	208
	Campbell Soup Co.	3.300%	3/19/25	125	125
	Campbell Soup Co.	4.150%	3/15/28	225	235
	Campbell Soup Co.	3.800%	8/2/42	75	65
	Campbell Soup Co.	4.800%	3/15/48	160	162
	Cardinal Health Inc.	4.625%	12/15/20	100	103
	Cardinal Health Inc.	2.616%	6/15/22	215	216
	Cardinal Health Inc.	3.200%	3/15/23	150	152
	Cardinal Health Inc.	3.079%	6/15/24	225	227
	Cardinal Health Inc.	3.750%	9/15/25	100	103
	Cardinal Health Inc.	3.410%	6/15/27	265	263
	Cardinal Health Inc.	4.600%	3/15/43	75	71
	Cardinal Health Inc.	4.500%	11/15/44	50	46
	Cardinal Health Inc.	4.900%	9/15/45	100	98
	Cardinal Health Inc.	4.368%	6/15/47	125	114
	Celgene Corp.	2.875%	8/15/20	250	251
	Celgene Corp.	3.950%	10/15/20	125	127
	Celgene Corp.	2.875%	2/19/21	125	126
	Celgene Corp.	2.250%	8/15/21	75	75
	Celgene Corp.	3.250%	8/15/22	175	180
	Celgene Corp.	3.550%	8/15/22	50	52
	Celgene Corp.	2.750%	2/15/23	150	152
	Celgene Corp.	3.250%	2/20/23	200	205
	Celgene Corp.	4.000%	8/15/23	125	132
	Celgene Corp.	3.625%	5/15/24	175	183
	Celgene Corp.	3.875%	8/15/25	475	508
	Celgene Corp.	3.450%	11/15/27	110	114
	Celgene Corp.	3.900%	2/20/28	275	292
	Celgene Corp.	5.700%	10/15/40	50	59
	Celgene Corp.	5.250%	8/15/43	150	177
	Celgene Corp.	4.625%	5/15/44	175	198
	Celgene Corp.	5.000%	8/15/45	350	413
	Celgene Corp.	4.350%	11/15/47	250	276
	Celgene Corp.	4.550%	2/20/48	275	312
	Children’s Hospital Medical Center	4.268%	5/15/44	50	56
	Children’s Hospital Medical Center	4.115%	1/1/47	75	82
	CHRISTUS Health	4.341%	7/1/28	125	138
	Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
	Church & Dwight Co. Inc.	3.150%	8/1/27	100	101
	Church & Dwight Co. Inc.	3.950%	8/1/47	75	75
6	Cigna Corp.	3.200%	9/17/20	340	343
6	Cigna Corp.	3.400%	9/17/21	280	285
6	Cigna Corp.	3.750%	7/15/23	200	208
6	Cigna Corp.	4.125%	11/15/25	265	281
6	Cigna Corp.	4.375%	10/15/28	610	656
6	Cigna Corp.	4.800%	8/15/38	340	365
6	Cigna Corp.	4.900%	12/15/48	570	619
	City of Hope	5.623%	11/15/43	75	98
	City of Hope	4.378%	8/15/48	100	109
	Cleveland Clinic Foundation	4.858%	1/1/14	75	90
	Clorox Co.	3.800%	11/15/21	250	259
	Clorox Co.	3.050%	9/15/22	100	102
	Clorox Co.	3.500%	12/15/24	175	183
	Clorox Co.	3.100%	10/1/27	50	51
	Clorox Co.	3.900%	5/15/28	50	54
	Coca-Cola Co.	1.875%	10/27/20	400	399
	Coca-Cola Co.	2.450%	11/1/20	250	251
	Coca-Cola Co.	3.150%	11/15/20	125	127
	Coca-Cola Co.	1.550%	9/1/21	175	173
	Coca-Cola Co.	3.300%	9/1/21	250	257
	Coca-Cola Co.	2.200%	5/25/22	100	100
	Coca-Cola Co.	3.200%	11/1/23	225	234
	Coca-Cola Co.	2.875%	10/27/25	300	310
	Coca-Cola Co.	2.550%	6/1/26	100	101
	Coca-Cola Co.	2.250%	9/1/26	410	406
	Coca-Cola Co.	2.900%	5/25/27	50	52
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	131
	Coca-Cola European Partners plc	3.500%	9/15/20	300	303
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	262
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	180
	Colgate-Palmolive Co.	2.450%	11/15/21	75	76
	Colgate-Palmolive Co.	2.250%	11/15/22	75	76
	Colgate-Palmolive Co.	2.100%	5/1/23	280	279
	Colgate-Palmolive Co.	3.250%	3/15/24	100	105
	Colgate-Palmolive Co.	4.000%	8/15/45	125	138
	Colgate-Palmolive Co.	3.700%	8/1/47	50	53
	CommonSpirit Health	2.950%	11/1/22	75	76
3	CommonSpirit Health	4.350%	11/1/42	175	175
	Conagra Brands Inc.	3.800%	10/22/21	225	231
	Conagra Brands Inc.	3.250%	9/15/22	75	76
	Conagra Brands Inc.	3.200%	1/25/23	151	154
	Conagra Brands Inc.	4.300%	5/1/24	200	212
	Conagra Brands Inc.	4.600%	11/1/25	50	54
	Conagra Brands Inc.	7.000%	10/1/28	75	92
	Conagra Brands Inc.	4.850%	11/1/28	250	276
	Conagra Brands Inc.	8.250%	9/15/30	50	68
	Conagra Brands Inc.	5.300%	11/1/38	200	217
	Conagra Brands Inc.	5.400%	11/1/48	200	218
	Constellation Brands Inc.	2.250%	11/6/20	100	100
	Constellation Brands Inc.	3.750%	5/1/21	100	102
	Constellation Brands Inc.	2.700%	5/9/22	50	50
	Constellation Brands Inc.	2.650%	11/7/22	250	251
	Constellation Brands Inc.	3.200%	2/15/23	250	255
	Constellation Brands Inc.	4.250%	5/1/23	200	212
	Constellation Brands Inc.	4.750%	11/15/24	175	193
	Constellation Brands Inc.	4.400%	11/15/25	100	109
	Constellation Brands Inc.	3.700%	12/6/26	100	105
	Constellation Brands Inc.	3.500%	5/9/27	150	154
	Constellation Brands Inc.	3.600%	2/15/28	175	180
	Constellation Brands Inc.	4.650%	11/15/28	100	111
	Constellation Brands Inc.	4.500%	5/9/47	75	78
	Constellation Brands Inc.	4.100%	2/15/48	150	148
	Constellation Brands Inc.	5.250%	11/15/48	100	116
	Covidien International Finance SA	3.200%	6/15/22	200	205
	CVS Health Corp.	2.800%	7/20/20	475	476
	CVS Health Corp.	3.350%	3/9/21	500	507
	CVS Health Corp.	2.125%	6/1/21	250	248
	CVS Health Corp.	3.500%	7/20/22	350	359
	CVS Health Corp.	2.750%	12/1/22	150	150
	CVS Health Corp.	4.750%	12/1/22	150	159
	CVS Health Corp.	3.700%	3/9/23	1,005	1,037
	CVS Health Corp.	4.000%	12/5/23	195	204
	CVS Health Corp.	3.375%	8/12/24	475	486
	CVS Health Corp.	4.100%	3/25/25	905	954

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CVS Health Corp.	3.875%	7/20/25	565	590
CVS Health Corp.	2.875%	6/1/26	425	417
CVS Health Corp.	4.300%	3/25/28	1,685	1,772
CVS Health Corp.	4.875%	7/20/35	125	131
CVS Health Corp.	4.780%	3/25/38	775	801
CVS Health Corp.	6.125%	9/15/39	75	87
CVS Health Corp.	5.300%	12/5/43	150	162
CVS Health Corp.	5.125%	7/20/45	775	825
CVS Health Corp.	5.050%	3/25/48	1,600	1,693
Danaher Corp.	2.400%	9/15/20	100	100
Danaher Corp.	3.350%	9/15/25	100	104
Danaher Corp.	4.375%	9/15/45	75	84
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	107
Delhaize America LLC	9.000%	4/15/31	100	144
Diageo Capital plc	4.828%	7/15/20	125	128
Diageo Capital plc	2.625%	4/29/23	500	506
Diageo Capital plc	5.875%	9/30/36	50	65
Diageo Investment Corp.	2.875%	5/11/22	300	305
Diageo Investment Corp.	4.250%	5/11/42	150	167
Dignity Health	3.125%	11/1/22	50	51
Dignity Health	3.812%	11/1/24	100	105
Dignity Health	4.500%	11/1/42	100	102
Dignity Health	5.267%	11/1/64	50	56
Duke University Health System Inc.	3.920%	6/1/47	100	108
Edwards Lifesciences Corp.	4.300%	6/15/28	75	81
Eli Lilly & Co.	2.350%	5/15/22	50	50
Eli Lilly & Co.	2.750%	6/1/25	150	153
Eli Lilly & Co.	3.100%	5/15/27	125	130
Eli Lilly & Co.	3.375%	3/15/29	225	240
Eli Lilly & Co.	5.550%	3/15/37	100	126
Eli Lilly & Co.	3.875%	3/15/39	200	215
Eli Lilly & Co.	3.700%	3/1/45	160	166
Eli Lilly & Co.	3.950%	5/15/47	50	54
Eli Lilly & Co.	3.950%	3/15/49	275	297
Eli Lilly & Co.	4.150%	3/15/59	200	219
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	223
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	155
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	99
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	115
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	112
Express Scripts Holding Co.	2.600%	11/30/20	100	100
Express Scripts Holding Co.	3.300%	2/25/21	150	152
Express Scripts Holding Co.	4.750%	11/15/21	425	445
Express Scripts Holding Co.	3.900%	2/15/22	200	207
Express Scripts Holding Co.	3.050%	11/30/22	100	101
Express Scripts Holding Co.	3.000%	7/15/23	700	708
Express Scripts Holding Co.	3.500%	6/15/24	175	180
Express Scripts Holding Co.	4.500%	2/25/26	390	421
Express Scripts Holding Co.	3.400%	3/1/27	275	278
Express Scripts Holding Co.	6.125%	11/15/41	92	112
Express Scripts Holding Co.	4.800%	7/15/46	350	368
Flowers Foods Inc.	4.375%	4/1/22	50	52
Flowers Foods Inc.	3.500%	10/1/26	75	75
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	108
Genentech Inc.	5.250%	7/15/35	100	120
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	251
General Mills Inc.	3.700%	10/17/23	575	602
General Mills Inc.	3.650%	2/15/24	100	104
General Mills Inc.	3.200%	2/10/27	150	152
General Mills Inc.	4.200%	4/17/28	225	242
General Mills Inc.	4.550%	4/17/38	75	79
General Mills Inc.	5.400%	6/15/40	100	116
General Mills Inc.	4.150%	2/15/43	100	98
General Mills Inc.	4.700%	4/17/48	75	81
Gilead Sciences Inc.	2.550%	9/1/20	325	326
Gilead Sciences Inc.	4.500%	4/1/21	150	155
Gilead Sciences Inc.	4.400%	12/1/21	725	758
Gilead Sciences Inc.	3.250%	9/1/22	375	385
Gilead Sciences Inc.	2.500%	9/1/23	300	302
Gilead Sciences Inc.	3.700%	4/1/24	470	496
Gilead Sciences Inc.	3.500%	2/1/25	335	351
Gilead Sciences Inc.	3.650%	3/1/26	575	608
Gilead Sciences Inc.	2.950%	3/1/27	225	228
Gilead Sciences Inc.	4.600%	9/1/35	100	112
Gilead Sciences Inc.	4.000%	9/1/36	50	52
Gilead Sciences Inc.	5.650%	12/1/41	175	218
Gilead Sciences Inc.	4.800%	4/1/44	300	340
Gilead Sciences Inc.	4.500%	2/1/45	275	301
Gilead Sciences Inc.	4.750%	3/1/46	430	486
Gilead Sciences Inc.	4.150%	3/1/47	550	577
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	51
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	234
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	345
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	409
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	107
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	525	729
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	111
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	381
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	356
GlaxoSmithKline Capital plc	3.000%	6/1/24	250	257
GlaxoSmithKline Capital plc	3.375%	6/1/29	200	211
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	136
Hackensack Meridian Health Inc.	4.500%	7/1/57	50	57
Hasbro Inc.	6.350%	3/15/40	125	146
Hasbro Inc.	5.100%	5/15/44	50	51
HCA Inc.	5.875%	3/15/22	100	109
HCA Inc.	4.750%	5/1/23	250	267
HCA Inc.	5.000%	3/15/24	375	408
HCA Inc.	5.250%	4/15/25	320	354
HCA Inc.	5.250%	6/15/26	300	331
HCA Inc.	4.500%	2/15/27	25	27
HCA Inc.	4.125%	6/15/29	380	390
HCA Inc.	5.125%	6/15/39	100	104
HCA Inc.	5.500%	6/15/47	300	321
HCA Inc.	5.250%	6/15/49	400	416
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	3.100%	5/15/21	75	76
Hershey Co.	2.625%	5/1/23	100	101
Hershey Co.	3.375%	5/15/23	150	157
Hershey Co.	3.200%	8/21/25	65	68
Hershey Co.	2.300%	8/15/26	100	98
Hillshire Brands Co.	4.100%	9/15/20	50	51
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	135
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	99
JM Smucker Co.	3.500%	10/15/21	175	179
JM Smucker Co.	3.000%	3/15/22	100	101
JM Smucker Co.	3.500%	3/15/25	175	181
JM Smucker Co.	3.375%	12/15/27	150	153
JM Smucker Co.	4.250%	3/15/35	100	102
JM Smucker Co.	4.375%	3/15/45	100	101
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	106
Johnson & Johnson	2.950%	9/1/20	100	101
Johnson & Johnson	1.950%	11/10/20	200	200
Johnson & Johnson	1.650%	3/1/21	275	273
Johnson & Johnson	2.250%	3/3/22	325	327
Johnson & Johnson	2.050%	3/1/23	125	125
Johnson & Johnson	3.375%	12/5/23	200	211
Johnson & Johnson	2.625%	1/15/25	250	255
Johnson & Johnson	2.450%	3/1/26	350	351
Johnson & Johnson	2.950%	3/3/27	200	207
Johnson & Johnson	2.900%	1/15/28	100	103
Johnson & Johnson	6.950%	9/1/29	75	103
Johnson & Johnson	4.950%	5/15/33	150	186
Johnson & Johnson	4.375%	12/5/33	100	117
Johnson & Johnson	3.550%	3/1/36	175	185
Johnson & Johnson	3.625%	3/3/37	150	160
Johnson & Johnson	5.950%	8/15/37	300	416

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Johnson & Johnson	3.400%	1/15/38	200	208
	Johnson & Johnson	4.500%	9/1/40	150	175
	Johnson & Johnson	4.500%	12/5/43	200	237
	Johnson & Johnson	3.700%	3/1/46	350	380
	Johnson & Johnson	3.750%	3/3/47	200	219
	Johnson & Johnson	3.500%	1/15/48	200	209
	Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	103
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	281
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	167
	Kellogg Co.	4.000%	12/15/20	172	176
	Kellogg Co.	3.250%	5/14/21	75	76
	Kellogg Co.	2.650%	12/1/23	150	152
	Kellogg Co.	3.250%	4/1/26	125	127
	Kellogg Co.	3.400%	11/15/27	125	127
	Kellogg Co.	7.450%	4/1/31	25	34
	Kellogg Co.	4.500%	4/1/46	250	248
	Keurig Dr Pepper Inc.	3.551%	5/25/21	300	306
	Keurig Dr Pepper Inc.	2.700%	11/15/22	50	50
	Keurig Dr Pepper Inc.	4.057%	5/25/23	375	393
	Keurig Dr Pepper Inc.	3.130%	12/15/23	350	355
	Keurig Dr Pepper Inc.	4.417%	5/25/25	175	186
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	102
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	72
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	101
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	432
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	21
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	110
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	202
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	124
	Kimberly-Clark Corp.	3.625%	8/1/20	140	142
	Kimberly-Clark Corp.	3.050%	8/15/25	50	52
	Kimberly-Clark Corp.	2.750%	2/15/26	100	102
	Kimberly-Clark Corp.	3.950%	11/1/28	50	55
	Kimberly-Clark Corp.	3.200%	4/25/29	75	79
	Kimberly-Clark Corp.	6.625%	8/1/37	250	355
	Kimberly-Clark Corp.	5.300%	3/1/41	25	32
	Kimberly-Clark Corp.	3.200%	7/30/46	100	96
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	42
	Koninklijke Philips NV	6.875%	3/11/38	100	138
	Koninklijke Philips NV	5.000%	3/15/42	125	145
	Kraft Foods Group Inc.	6.875%	1/26/39	275	329
	Kraft Foods Group Inc.	6.500%	2/9/40	50	58
	Kraft Foods Group Inc.	5.000%	6/4/42	385	396
	Kraft Heinz Foods Co.	2.800%	7/2/20	280	281
	Kraft Heinz Foods Co.	3.500%	7/15/22	320	327
	Kraft Heinz Foods Co.	4.000%	6/15/23	300	314
	Kraft Heinz Foods Co.	3.950%	7/15/25	360	373
	Kraft Heinz Foods Co.	3.000%	6/1/26	375	365
	Kraft Heinz Foods Co.	4.625%	1/30/29	200	215
	Kraft Heinz Foods Co.	5.000%	7/15/35	195	205
	Kraft Heinz Foods Co.	5.200%	7/15/45	395	413
	Kraft Heinz Foods Co.	4.375%	6/1/46	550	520
	Kroger Co.	3.300%	1/15/21	250	253
	Kroger Co.	2.600%	2/1/21	50	50
	Kroger Co.	2.950%	11/1/21	150	152
	Kroger Co.	3.400%	4/15/22	75	77
	Kroger Co.	2.800%	8/1/22	100	101
	Kroger Co.	4.000%	2/1/24	100	105
	Kroger Co.	3.500%	2/1/26	160	163
	Kroger Co.	2.650%	10/15/26	140	135
	Kroger Co.	3.700%	8/1/27	100	103
	Kroger Co.	7.700%	6/1/29	50	64
	Kroger Co.	8.000%	9/15/29	125	166
	Kroger Co.	7.500%	4/1/31	100	132
	Kroger Co.	5.400%	7/15/40	50	54
	Kroger Co.	5.000%	4/15/42	125	128
	Kroger Co.	5.150%	8/1/43	100	106
	Kroger Co.	3.875%	10/15/46	50	44
	Kroger Co.	4.450%	2/1/47	225	219
	Kroger Co.	4.650%	1/15/48	150	151
	Laboratory Corp. of America Holdings	3.200%	2/1/22	100	102
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	153
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	207
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	103
	Laboratory Corp. of America Holdings	4.700%	2/1/45	170	175
	Life Technologies Corp.	5.000%	1/15/21	100	103
3	Mayo Clinic	3.774%	11/15/43	75	79
3	Mayo Clinic	4.128%	11/15/52	50	56
	McCormick & Co. Inc.	3.900%	7/15/21	50	51
	McCormick & Co. Inc.	3.150%	8/15/24	150	153
	McCormick & Co. Inc.	3.400%	8/15/27	150	153
	McKesson Corp.	3.650%	11/30/20	125	127
	McKesson Corp.	3.796%	3/15/24	200	210
	McKesson Corp.	3.950%	2/16/28	200	206
	Mead Johnson Nutrition Co.	3.000%	11/15/20	150	151
	Mead Johnson Nutrition Co.	4.125%	11/15/25	125	135
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	131
	Mead Johnson Nutrition Co.	4.600%	6/1/44	75	86
	Medtronic Global Holdings SCA	3.350%	4/1/27	115	122
	Medtronic Inc.	3.125%	3/15/22	135	138
	Medtronic Inc.	3.150%	3/15/22	825	848
	Medtronic Inc.	3.625%	3/15/24	50	53
	Medtronic Inc.	3.500%	3/15/25	890	947
	Medtronic Inc.	4.375%	3/15/35	643	739
	Medtronic Inc.	5.550%	3/15/40	75	96
	Medtronic Inc.	4.625%	3/15/45	362	436
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	168
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	28
	Merck & Co. Inc.	3.875%	1/15/21	225	230
	Merck & Co. Inc.	2.350%	2/10/22	225	227
	Merck & Co. Inc.	2.400%	9/15/22	250	252
	Merck & Co. Inc.	2.800%	5/18/23	325	333
	Merck & Co. Inc.	2.900%	3/7/24	25	26
	Merck & Co. Inc.	2.750%	2/10/25	525	539
	Merck & Co. Inc.	3.400%	3/7/29	275	293
	Merck & Co. Inc.	6.500%	12/1/33	125	175
	Merck & Co. Inc.	3.900%	3/7/39	200	218
	Merck & Co. Inc.	3.600%	9/15/42	100	103
	Merck & Co. Inc.	4.150%	5/18/43	200	223
	Merck & Co. Inc.	3.700%	2/10/45	525	553
	Merck & Co. Inc.	4.000%	3/7/49	375	416
	Mercy Health	4.302%	7/1/28	25	28
	Molson Coors Brewing Co.	2.100%	7/15/21	100	99
	Molson Coors Brewing Co.	3.500%	5/1/22	25	26
	Molson Coors Brewing Co.	3.000%	7/15/26	375	370
	Molson Coors Brewing Co.	5.000%	5/1/42	100	105
	Molson Coors Brewing Co.	4.200%	7/15/46	475	455
	Mondelez International Inc.	3.625%	2/13/26	100	105
3	Montefiore Obligated Group	5.246%	11/1/48	125	138
3	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	51
	Mylan Inc.	4.200%	11/29/23	100	101
	Mylan Inc.	4.550%	4/15/28	150	147
	Mylan Inc.	5.400%	11/29/43	75	69
	Mylan Inc.	5.200%	4/15/48	150	138
	Mylan NV	3.150%	6/15/21	400	400
	Mylan NV	3.950%	6/15/26	375	362
	Mylan NV	5.250%	6/15/46	175	163
	New York & Presbyterian Hospital	4.024%	8/1/45	130	144
	New York & Presbyterian Hospital	4.063%	8/1/56	75	81
	Newell Brands Inc.	3.850%	4/1/23	335	340
	Newell Brands Inc.	4.000%	12/1/24	100	100
	Newell Brands Inc.	4.200%	4/1/26	375	372
	Newell Brands Inc.	5.375%	4/1/36	229	225
	Newell Brands Inc.	5.500%	4/1/46	105	102
	Northwell Healthcare Inc.	3.979%	11/1/46	100	102
	Northwell Healthcare Inc.	4.260%	11/1/47	200	214
	Novartis Capital Corp.	2.400%	5/17/22	400	403
	Novartis Capital Corp.	2.400%	9/21/22	175	176
	Novartis Capital Corp.	3.400%	5/6/24	400	422
	Novartis Capital Corp.	3.000%	11/20/25	350	361

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Novartis Capital Corp.	3.100%	5/17/27	175	183
	Novartis Capital Corp.	3.700%	9/21/42	100	105
	Novartis Capital Corp.	4.400%	5/6/44	375	437
	Novartis Capital Corp.	4.000%	11/20/45	225	248
	NYU Hospitals Center	4.784%	7/1/44	100	120
3	NYU Hospitals Center	4.368%	7/1/47	110	124
	Orlando Health Obligated Group	4.089%	10/1/48	50	53
	Partners Healthcare System Inc.	4.117%	7/1/55	50	54
	PeaceHealth Obligated Group	4.787%	11/15/48	75	90
	PepsiCo Inc.	2.150%	10/14/20	200	200
	PepsiCo Inc.	2.000%	4/15/21	300	300
	PepsiCo Inc.	3.000%	8/25/21	150	153
	PepsiCo Inc.	1.700%	10/6/21	175	174
	PepsiCo Inc.	2.750%	3/5/22	375	383
	PepsiCo Inc.	2.250%	5/2/22	150	151
	PepsiCo Inc.	3.600%	3/1/24	700	742
	PepsiCo Inc.	2.750%	4/30/25	200	205
	PepsiCo Inc.	3.500%	7/17/25	125	133
	PepsiCo Inc.	2.375%	10/6/26	225	224
	PepsiCo Inc.	3.000%	10/15/27	325	337
	PepsiCo Inc.	4.000%	3/5/42	175	193
	PepsiCo Inc.	3.600%	8/13/42	100	104
	PepsiCo Inc.	4.250%	10/22/44	225	256
	PepsiCo Inc.	4.600%	7/17/45	75	90
	PepsiCo Inc.	4.450%	4/14/46	275	327
	PepsiCo Inc.	3.450%	10/6/46	300	308
	PepsiCo Inc.	4.000%	5/2/47	100	112
	PerkinElmer Inc.	5.000%	11/15/21	150	157
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	199
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	225
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	70
	Pfizer Inc.	5.200%	8/12/20	25	26
	Pfizer Inc.	1.950%	6/3/21	225	224
	Pfizer Inc.	3.000%	9/15/21	125	128
	Pfizer Inc.	2.200%	12/15/21	100	100
	Pfizer Inc.	2.800%	3/11/22	200	206
	Pfizer Inc.	3.200%	9/15/23	125	130
	Pfizer Inc.	2.950%	3/15/24	150	155
	Pfizer Inc.	3.400%	5/15/24	100	105
	Pfizer Inc.	2.750%	6/3/26	290	293
	Pfizer Inc.	3.000%	12/15/26	300	309
	Pfizer Inc.	3.600%	9/15/28	200	215
	Pfizer Inc.	3.450%	3/15/29	175	185
	Pfizer Inc.	4.000%	12/15/36	200	218
	Pfizer Inc.	4.100%	9/15/38	150	165
	Pfizer Inc.	3.900%	3/15/39	125	135
	Pfizer Inc.	7.200%	3/15/39	425	646
	Pfizer Inc.	4.300%	6/15/43	125	141
	Pfizer Inc.	4.400%	5/15/44	200	228
	Pfizer Inc.	4.125%	12/15/46	250	276
	Pfizer Inc.	4.200%	9/15/48	450	505
	Pfizer Inc.	4.000%	3/15/49	250	272
	Pharmacia LLC	6.600%	12/1/28	75	97
	Philip Morris International Inc.	1.875%	2/25/21	125	124
	Philip Morris International Inc.	2.375%	8/17/22	150	150
	Philip Morris International Inc.	2.500%	11/2/22	300	301
	Philip Morris International Inc.	2.625%	3/6/23	100	101
	Philip Morris International Inc.	2.125%	5/10/23	95	94
	Philip Morris International Inc.	3.600%	11/15/23	500	521
	Philip Morris International Inc.	2.875%	5/1/24	200	203
	Philip Morris International Inc.	3.250%	11/10/24	250	258
	Philip Morris International Inc.	3.375%	8/11/25	150	156
	Philip Morris International Inc.	2.750%	2/25/26	200	201
	Philip Morris International Inc.	3.125%	3/2/28	100	101
	Philip Morris International Inc.	3.375%	8/15/29	200	205
	Philip Morris International Inc.	6.375%	5/16/38	200	263
	Philip Morris International Inc.	4.375%	11/15/41	350	367
	Philip Morris International Inc.	4.500%	3/20/42	125	134
	Philip Morris International Inc.	3.875%	8/21/42	25	25
	Philip Morris International Inc.	4.125%	3/4/43	175	178
	Philip Morris International Inc.	4.875%	11/15/43	155	176
	Philip Morris International Inc.	4.250%	11/10/44	200	208
3	Procter & Gamble - Esop	9.360%	1/1/21	108	116
	Procter & Gamble Co.	1.900%	10/23/20	100	100
	Procter & Gamble Co.	1.850%	2/2/21	100	100
	Procter & Gamble Co.	1.700%	11/3/21	125	124
	Procter & Gamble Co.	2.300%	2/6/22	425	428
	Procter & Gamble Co.	3.100%	8/15/23	150	156
	Procter & Gamble Co.	2.700%	2/2/26	100	102
	Procter & Gamble Co.	2.450%	11/3/26	100	100
	Procter & Gamble Co.	3.500%	10/25/47	225	239
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	50
3	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	77
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	79
	Quest Diagnostics Inc.	4.250%	4/1/24	100	106
	Quest Diagnostics Inc.	3.500%	3/30/25	100	103
	Quest Diagnostics Inc.	3.450%	6/1/26	125	128
	Quest Diagnostics Inc.	4.200%	6/30/29	150	160
	Quest Diagnostics Inc.	5.750%	1/30/40	13	15
	Quest Diagnostics Inc.	4.700%	3/30/45	25	26
	Reynolds American Inc.	4.000%	6/12/22	175	182
	Reynolds American Inc.	4.850%	9/15/23	125	134
	Reynolds American Inc.	4.450%	6/12/25	475	503
	Reynolds American Inc.	5.700%	8/15/35	175	192
	Reynolds American Inc.	7.250%	6/15/37	100	124
	Reynolds American Inc.	6.150%	9/15/43	75	82
	Reynolds American Inc.	5.850%	8/15/45	375	399
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	104
	Sanofi	4.000%	3/29/21	350	361
	Sanofi	3.375%	6/19/23	225	234
	Sanofi	3.625%	6/19/28	225	241
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	699
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	625	630
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	580
	SSM Health Care Corp.	3.688%	6/1/23	150	157
	SSM Health Care Corp.	3.823%	6/1/27	100	106
	Stanford Health Care	3.795%	11/15/48	125	134
	Stryker Corp.	2.625%	3/15/21	150	151
	Stryker Corp.	3.375%	5/15/24	213	221
	Stryker Corp.	3.375%	11/1/25	140	147
	Stryker Corp.	3.500%	3/15/26	183	191
	Stryker Corp.	3.650%	3/7/28	50	53
	Stryker Corp.	4.100%	4/1/43	75	78
	Stryker Corp.	4.375%	5/15/44	50	54
	Stryker Corp.	4.625%	3/15/46	175	199
	Sutter Health	3.695%	8/15/28	75	80
	Sutter Health	4.091%	8/15/48	75	80
	Sysco Corp.	2.600%	10/1/20	50	50
	Sysco Corp.	2.500%	7/15/21	75	75
	Sysco Corp.	2.600%	6/12/22	125	126
	Sysco Corp.	3.750%	10/1/25	75	80
	Sysco Corp.	3.300%	7/15/26	250	257
	Sysco Corp.	3.250%	7/15/27	175	179
	Sysco Corp.	4.850%	10/1/45	50	56
	Sysco Corp.	4.500%	4/1/46	100	108
	Sysco Corp.	4.450%	3/15/48	100	109
6	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	200	204
6	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	207
6	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	213
6	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	459
3	Texas Health Resources	4.330%	11/15/55	25	28
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	207
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	205
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	205
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	102
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	128

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	422
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	201
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	51
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	225
Toledo Hospital	5.325%	11/15/28	50	55
Trinity Health Corp.	4.125%	12/1/45	85	92
Tupperware Brands Corp.	4.750%	6/1/21	100	103
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	275	290
Tyson Foods Inc.	3.900%	9/28/23	100	105
Tyson Foods Inc.	3.950%	8/15/24	250	263
Tyson Foods Inc.	3.550%	6/2/27	275	285
Tyson Foods Inc.	4.350%	3/1/29	230	251
Tyson Foods Inc.	4.875%	8/15/34	100	112
Tyson Foods Inc.	5.150%	8/15/44	100	110
Tyson Foods Inc.	4.550%	6/2/47	150	156
Tyson Foods Inc.	5.100%	9/28/48	275	310
Unilever Capital Corp.	2.100%	7/30/20	250	250
Unilever Capital Corp.	4.250%	2/10/21	200	207
Unilever Capital Corp.	2.750%	3/22/21	100	101
Unilever Capital Corp.	1.375%	7/28/21	100	98
Unilever Capital Corp.	3.000%	3/7/22	100	102
Unilever Capital Corp.	3.250%	3/7/24	250	259
Unilever Capital Corp.	2.600%	5/5/24	375	377
Unilever Capital Corp.	3.100%	7/30/25	225	232
Unilever Capital Corp.	2.000%	7/28/26	125	121
Unilever Capital Corp.	3.500%	3/22/28	200	213
Unilever Capital Corp.	5.900%	11/15/32	100	133
Whirlpool Corp.	4.850%	6/15/21	50	52
Whirlpool Corp.	4.700%	6/1/22	100	105
Whirlpool Corp.	4.000%	3/1/24	50	52
Whirlpool Corp.	3.700%	5/1/25	75	77
Whirlpool Corp.	4.750%	2/26/29	150	161
Whirlpool Corp.	4.500%	6/1/46	100	95
Wyeth LLC	7.250%	3/1/23	250	293
Wyeth LLC	6.450%	2/1/24	300	354
Wyeth LLC	6.500%	2/1/34	150	208
Wyeth LLC	6.000%	2/15/36	85	112
Wyeth LLC	5.950%	4/1/37	385	510
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	102
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	178
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	52
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	361
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	57
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	151
Zoetis Inc.	3.450%	11/13/20	75	76
Zoetis Inc.	3.250%	8/20/21	50	51
Zoetis Inc.	3.250%	2/1/23	350	359
Zoetis Inc.	4.500%	11/13/25	100	109
Zoetis Inc.	3.000%	9/12/27	150	150
Zoetis Inc.	3.900%	8/20/28	100	107
Zoetis Inc.	4.700%	2/1/43	150	169
Zoetis Inc.	3.950%	9/12/47	150	151
Zoetis Inc.	4.450%	8/20/48	75	82

Energy (2.4%)
Anadarko Petroleum Corp.	5.550%	3/15/26	200	224
Anadarko Petroleum Corp.	6.450%	9/15/36	200	244
Anadarko Petroleum Corp.	7.950%	6/15/39	25	34
Anadarko Petroleum Corp.	6.200%	3/15/40	515	617
Anadarko Petroleum Corp.	4.500%	7/15/44	400	406
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	25	26
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	400	422
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	100	107
Apache Corp.	3.625%	2/1/21	17	17
Apache Corp.	3.250%	4/15/22	21	21
Apache Corp.	4.375%	10/15/28	400	417
Apache Corp.	5.100%	9/1/40	350	353
Apache Corp.	5.250%	2/1/42	100	102
Apache Corp.	4.750%	4/15/43	200	194
Apache Corp.	4.250%	1/15/44	150	135
Baker Hughes a GE Co. LLC	3.200%	8/15/21	100	101
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	192
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	375	379
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	201
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	266
Boardwalk Pipelines LP	3.375%	2/1/23	100	101
Boardwalk Pipelines LP	4.950%	12/15/24	150	160
Boardwalk Pipelines LP	5.950%	6/1/26	200	222
Boardwalk Pipelines LP	4.450%	7/15/27	100	102
Boardwalk Pipelines LP	4.800%	5/3/29	100	104
BP Capital Markets America Inc.	4.500%	10/1/20	300	308
BP Capital Markets America Inc.	4.742%	3/11/21	250	260
BP Capital Markets America Inc.	3.245%	5/6/22	250	257
BP Capital Markets America Inc.	2.520%	9/19/22	50	50
BP Capital Markets America Inc.	2.750%	5/10/23	300	304
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,114
BP Capital Markets America Inc.	3.796%	9/21/25	125	133
BP Capital Markets America Inc.	3.410%	2/11/26	100	105
BP Capital Markets America Inc.	3.119%	5/4/26	550	561
BP Capital Markets America Inc.	3.017%	1/16/27	400	408
BP Capital Markets America Inc.	3.937%	9/21/28	175	190
BP Capital Markets America Inc.	4.234%	11/6/28	100	111
BP Capital Markets plc	3.062%	3/17/22	25	26
BP Capital Markets plc	2.500%	11/6/22	450	452
BP Capital Markets plc	3.994%	9/26/23	200	213
BP Capital Markets plc	3.814%	2/10/24	400	424
BP Capital Markets plc	3.535%	11/4/24	68	71
BP Capital Markets plc	3.506%	3/17/25	200	210
BP Capital Markets plc	3.279%	9/19/27	150	155
BP Capital Markets plc	3.723%	11/28/28	100	107
Buckeye Partners LP	4.150%	7/1/23	75	73
Buckeye Partners LP	3.950%	12/1/26	100	88
Buckeye Partners LP	5.850%	11/15/43	100	83
Burlington Resources Finance Co.	7.400%	12/1/31	175	248
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	201
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	725
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	196
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	155
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	116
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	62
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	123
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	159
Cenovus Energy Inc.	5.700%	10/15/19	38	39
Cenovus Energy Inc.	3.800%	9/15/23	351	361
Cenovus Energy Inc.	4.250%	4/15/27	225	233
Cenovus Energy Inc.	5.250%	6/15/37	150	156
Cenovus Energy Inc.	6.750%	11/15/39	300	358
Cenovus Energy Inc.	5.400%	6/15/47	200	216
Chevron Corp.	2.419%	11/17/20	200	201
Chevron Corp.	2.100%	5/16/21	300	300
Chevron Corp.	2.498%	3/3/22	100	101
Chevron Corp.	2.355%	12/5/22	1,130	1,139
Chevron Corp.	3.191%	6/24/23	225	233
Chevron Corp.	2.895%	3/3/24	100	103
Chevron Corp.	2.954%	5/16/26	400	412
Cimarex Energy Co.	4.375%	6/1/24	200	212
Cimarex Energy Co.	3.900%	5/15/27	250	257
Cimarex Energy Co.	4.375%	3/15/29	100	106
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	322
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	117
Concho Resources Inc.	3.750%	10/1/27	400	412
Concho Resources Inc.	4.875%	10/1/47	150	168
Concho Resources Inc.	4.850%	8/15/48	125	141

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ConocoPhillips	5.900%	10/15/32	450	583
ConocoPhillips	5.900%	5/15/38	450	590
ConocoPhillips	6.500%	2/1/39	200	281
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	260
ConocoPhillips Co.	4.150%	11/15/34	26	28
ConocoPhillips Co.	4.300%	11/15/44	125	140
ConocoPhillips Holding Co.	6.950%	4/15/29	350	473
Continental Resources Inc.	5.000%	9/15/22	255	257
Continental Resources Inc.	4.500%	4/15/23	200	210
Continental Resources Inc.	4.375%	1/15/28	200	211
Continental Resources Inc.	4.900%	6/1/44	100	106
Devon Energy Corp.	4.000%	7/15/21	100	104
Devon Energy Corp.	3.250%	5/15/22	200	206
Devon Energy Corp.	7.950%	4/15/32	163	231
Devon Energy Corp.	5.600%	7/15/41	325	386
Devon Energy Corp.	4.750%	5/15/42	200	217
Devon Financing Co. LLC	7.875%	9/30/31	160	222
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	201
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	208
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	224
Enable Midstream Partners LP	3.900%	5/15/24	150	152
Enable Midstream Partners LP	4.400%	3/15/27	150	151
Enable Midstream Partners LP	4.950%	5/15/28	100	104
Enable Midstream Partners LP	5.000%	5/15/44	100	93
Enbridge Energy Partners LP	4.375%	10/15/20	100	102
Enbridge Energy Partners LP	5.875%	10/15/25	150	173
Enbridge Energy Partners LP	7.500%	4/15/38	150	210
Enbridge Energy Partners LP	5.500%	9/15/40	75	87
Enbridge Energy Partners LP	7.375%	10/15/45	125	183
Enbridge Inc.	2.900%	7/15/22	75	76
Enbridge Inc.	4.250%	12/1/26	200	217
Enbridge Inc.	3.700%	7/15/27	150	155
Enbridge Inc.	4.500%	6/10/44	100	106
Encana Corp.	6.500%	8/15/34	300	370
Encana Corp.	6.625%	8/15/37	200	245
Encana Corp.	6.500%	2/1/38	100	121
Energy Transfer Operating LP	4.150%	10/1/20	75	76
Energy Transfer Operating LP	4.650%	6/1/21	105	109
Energy Transfer Operating LP	4.250%	3/15/23	400	417
Energy Transfer Operating LP	4.200%	9/15/23	80	84
Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,040
Energy Transfer Operating LP	4.750%	1/15/26	100	107
Energy Transfer Operating LP	4.200%	4/15/27	100	104
Energy Transfer Operating LP	5.500%	6/1/27	380	424
Energy Transfer Operating LP	5.250%	4/15/29	325	362
Energy Transfer Operating LP	6.250%	4/15/49	320	376
Energy Transfer Partners LP	3.600%	2/1/23	450	456
Energy Transfer Partners LP	4.950%	6/15/28	350	381
Energy Transfer Partners LP	6.625%	10/15/36	150	174
Energy Transfer Partners LP	5.800%	6/15/38	150	167
Energy Transfer Partners LP	6.050%	6/1/41	100	112
Energy Transfer Partners LP	6.500%	2/1/42	275	324
Energy Transfer Partners LP	5.150%	3/15/45	150	152
Energy Transfer Partners LP	6.125%	12/15/45	200	227
Energy Transfer Partners LP	5.300%	4/15/47	200	208
Energy Transfer Partners LP	6.000%	6/15/48	100	114
Enterprise Products Operating LLC	5.200%	9/1/20	300	310
Enterprise Products Operating LLC	2.800%	2/15/21	125	126
Enterprise Products Operating LLC	3.500%	2/1/22	100	103
Enterprise Products Operating LLC	3.350%	3/15/23	225	231
Enterprise Products Operating LLC	3.900%	2/15/24	375	397
Enterprise Products Operating LLC	3.750%	2/15/25	150	158
Enterprise Products Operating LLC	3.700%	2/15/26	200	211
Enterprise Products Operating LLC	3.950%	2/15/27	100	107
Enterprise Products Operating LLC	4.150%	10/16/28	300	325
Enterprise Products Operating LLC	3.125%	7/31/29	250	251
Enterprise Products Operating LLC	6.875%	3/1/33	175	233
Enterprise Products Operating LLC	7.550%	4/15/38	150	208
Enterprise Products Operating LLC	6.125%	10/15/39	300	372
Enterprise Products Operating LLC	5.950%	2/1/41	175	215
Enterprise Products Operating LLC	4.450%	2/15/43	300	314
Enterprise Products Operating LLC	4.850%	3/15/44	370	408
Enterprise Products Operating LLC	5.100%	2/15/45	33	38
Enterprise Products Operating LLC	4.900%	5/15/46	200	224
Enterprise Products Operating LLC	4.250%	2/15/48	300	308
Enterprise Products Operating LLC	4.800%	2/1/49	120	133
Enterprise Products Operating LLC	4.200%	1/31/50	250	257
Enterprise Products Operating LLC	4.950%	10/15/54	100	110
Enterprise Products Operating LLC	5.250%	8/16/77	100	95
Enterprise Products Operating LLC	5.375%	2/15/78	200	185
EOG Resources Inc.	4.100%	2/1/21	350	359
EOG Resources Inc.	2.625%	3/15/23	450	455
EOG Resources Inc.	4.150%	1/15/26	150	163
EOG Resources Inc.	3.900%	4/1/35	75	79
EQM Midstream Partners LP	4.125%	12/1/26	100	96
EQM Midstream Partners LP	5.500%	7/15/28	150	158
EQT Corp.	2.500%	10/1/20	50	50
EQT Corp.	4.875%	11/15/21	125	131
EQT Corp.	3.000%	10/1/22	150	148
EQT Corp.	3.900%	10/1/27	200	189
EQT Midstream Partners LP	4.750%	7/15/23	275	285
EQT Midstream Partners LP	6.500%	7/15/48	110	115
Exxon Mobil Corp.	2.222%	3/1/21	400	401
Exxon Mobil Corp.	2.397%	3/6/22	350	353
Exxon Mobil Corp.	2.726%	3/1/23	350	357
Exxon Mobil Corp.	2.709%	3/6/25	300	306
Exxon Mobil Corp.	3.043%	3/1/26	300	310
Exxon Mobil Corp.	3.567%	3/6/45	235	247
Exxon Mobil Corp.	4.114%	3/1/46	400	458
Halliburton Co.	3.500%	8/1/23	225	232
Halliburton Co.	3.800%	11/15/25	350	367
Halliburton Co.	4.850%	11/15/35	200	213
Halliburton Co.	6.700%	9/15/38	125	159
Halliburton Co.	7.450%	9/15/39	200	274
Halliburton Co.	4.500%	11/15/41	100	101
Halliburton Co.	4.750%	8/1/43	150	157
Halliburton Co.	5.000%	11/15/45	400	434
Helmerich & Payne Inc.	4.650%	3/15/25	50	53
Hess Corp.	3.500%	7/15/24	100	101
Hess Corp.	4.300%	4/1/27	250	259
Hess Corp.	7.125%	3/15/33	100	122
Hess Corp.	6.000%	1/15/40	150	164
Hess Corp.	5.600%	2/15/41	300	322
Hess Corp.	5.800%	4/1/47	125	139
HollyFrontier Corp.	5.875%	4/1/26	200	219
Husky Energy Inc.	4.000%	4/15/24	150	158
Husky Energy Inc.	4.400%	4/15/29	250	264
Husky Energy Inc.	6.800%	9/15/37	50	61
Kerr-McGee Corp.	6.950%	7/1/24	250	293
Kerr-McGee Corp.	7.875%	9/15/31	50	68
Kinder Morgan Energy Partners LP	3.500%	3/1/21	75	76
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	157
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	257
Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	664
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	361
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	58
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	299
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	64
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	246
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	306
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	26
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	383
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	79
Kinder Morgan Inc.	3.150%	1/15/23	200	203
Kinder Morgan Inc.	4.300%	6/1/25	300	320
Kinder Morgan Inc.	4.300%	3/1/28	500	534
Kinder Morgan Inc.	7.800%	8/1/31	290	390
Kinder Morgan Inc.	7.750%	1/15/32	265	362
Kinder Morgan Inc.	5.300%	12/1/34	175	197
Kinder Morgan Inc.	5.550%	6/1/45	200	231
Kinder Morgan Inc.	5.050%	2/15/46	350	380

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Magellan Midstream Partners LP	4.250%	2/1/21	100	103
Magellan Midstream Partners LP	5.150%	10/15/43	125	141
Magellan Midstream Partners LP	4.250%	9/15/46	200	201
Magellan Midstream Partners LP	4.200%	10/3/47	100	101
Magellan Midstream Partners LP	4.850%	2/1/49	100	113
Marathon Oil Corp.	2.800%	11/1/22	175	175
Marathon Oil Corp.	3.850%	6/1/25	200	207
Marathon Oil Corp.	6.800%	3/15/32	400	497
Marathon Oil Corp.	5.200%	6/1/45	100	111
Marathon Petroleum Corp.	5.125%	3/1/21	375	391
Marathon Petroleum Corp.	5.375%	10/1/22	200	203
Marathon Petroleum Corp.	4.750%	12/15/23	500	539
Marathon Petroleum Corp.	5.125%	12/15/26	200	219
Marathon Petroleum Corp.	3.800%	4/1/28	25	25
Marathon Petroleum Corp.	4.750%	9/15/44	250	258
Marathon Petroleum Corp.	5.850%	12/15/45	200	220
Marathon Petroleum Corp.	4.500%	4/1/48	100	101
MPLX LP	3.375%	3/15/23	100	102
MPLX LP	4.500%	7/15/23	200	212
MPLX LP	4.875%	12/1/24	300	326
MPLX LP	4.875%	6/1/25	100	109
MPLX LP	4.125%	3/1/27	300	313
MPLX LP	4.000%	3/15/28	250	259
MPLX LP	4.800%	2/15/29	150	165
MPLX LP	4.500%	4/15/38	300	302
MPLX LP	5.200%	3/1/47	250	270
MPLX LP	4.700%	4/15/48	275	278
MPLX LP	5.500%	2/15/49	150	169
MPLX LP	4.900%	4/15/58	150	152
National Fuel Gas Co.	3.750%	3/1/23	275	281
National Fuel Gas Co.	4.750%	9/1/28	50	52
National Oilwell Varco Inc.	2.600%	12/1/22	125	125
National Oilwell Varco Inc.	3.950%	12/1/42	125	108
Newfield Exploration Co.	5.750%	1/30/22	200	214
Newfield Exploration Co.	5.625%	7/1/24	100	110
Newfield Exploration Co.	5.375%	1/1/26	300	328
Noble Energy Inc.	4.150%	12/15/21	125	129
Noble Energy Inc.	3.850%	1/15/28	100	102
Noble Energy Inc.	6.000%	3/1/41	100	114
Noble Energy Inc.	5.250%	11/15/43	375	402
Noble Energy Inc.	5.050%	11/15/44	150	159
Noble Energy Inc.	4.950%	8/15/47	100	106
Occidental Petroleum Corp.	4.100%	2/1/21	350	357
Occidental Petroleum Corp.	3.125%	2/15/22	100	101
Occidental Petroleum Corp.	2.600%	4/15/22	288	289
Occidental Petroleum Corp.	3.500%	6/15/25	150	154
Occidental Petroleum Corp.	3.400%	4/15/26	225	229
Occidental Petroleum Corp.	4.625%	6/15/45	200	213
Occidental Petroleum Corp.	4.400%	4/15/46	350	360
Occidental Petroleum Corp.	4.100%	2/15/47	50	49
ONEOK Inc.	7.500%	9/1/23	100	117
ONEOK Inc.	4.000%	7/13/27	50	52
ONEOK Inc.	4.550%	7/15/28	100	108
ONEOK Inc.	4.350%	3/15/29	100	107
ONEOK Inc.	4.950%	7/13/47	200	211
ONEOK Partners LP	3.375%	10/1/22	400	406
ONEOK Partners LP	6.650%	10/1/36	300	365
ONEOK Partners LP	6.850%	10/15/37	300	374
ONEOK Partners LP	6.125%	2/1/41	150	176
Patterson-UTI Energy Inc.	3.950%	2/1/28	95	93
Petro-Canada	6.800%	5/15/38	225	307
Phillips 66	4.300%	4/1/22	275	289
Phillips 66	3.900%	3/15/28	300	315
Phillips 66	4.650%	11/15/34	200	221
Phillips 66	5.875%	5/1/42	175	216
Phillips 66	4.875%	11/15/44	299	334
Phillips 66 Partners LP	3.605%	2/15/25	125	128
Phillips 66 Partners LP	3.750%	3/1/28	50	51
Phillips 66 Partners LP	4.680%	2/15/45	75	77
Phillips 66 Partners LP	4.900%	10/1/46	165	175
Pioneer Natural Resources Co.	3.950%	7/15/22	200	208
Pioneer Natural Resources Co.	4.450%	1/15/26	225	244
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	100	103
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	314	313
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	790	801
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	106
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	202
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	192
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	175	188
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	212
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	106
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	519
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	352
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	380
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	556
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	448
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	569
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	219
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	105
Schlumberger Investment SA	3.650%	12/1/23	325	341
Shell International Finance BV	2.250%	11/10/20	100	100
Shell International Finance BV	1.875%	5/10/21	200	199
Shell International Finance BV	1.750%	9/12/21	200	198
Shell International Finance BV	2.250%	1/6/23	100	100
Shell International Finance BV	3.400%	8/12/23	75	78
Shell International Finance BV	3.250%	5/11/25	200	209
Shell International Finance BV	2.875%	5/10/26	500	509
Shell International Finance BV	2.500%	9/12/26	900	894
Shell International Finance BV	3.875%	11/13/28	100	109
Shell International Finance BV	4.125%	5/11/35	300	331
Shell International Finance BV	6.375%	12/15/38	475	670
Shell International Finance BV	5.500%	3/25/40	125	161
Shell International Finance BV	4.550%	8/12/43	300	350
Shell International Finance BV	4.375%	5/11/45	400	458
Shell International Finance BV	4.000%	5/10/46	700	768
Shell International Finance BV	3.750%	9/12/46	200	210
Spectra Energy Partners LP	4.750%	3/15/24	600	649
Spectra Energy Partners LP	3.500%	3/15/25	50	51
Spectra Energy Partners LP	4.500%	3/15/45	425	449
Suncor Energy Inc.	3.600%	12/1/24	100	104
Suncor Energy Inc.	5.950%	12/1/34	75	96
Suncor Energy Inc.	6.500%	6/15/38	525	703
Suncor Energy Inc.	4.000%	11/15/47	150	155
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	437
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	51
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	233
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	155
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	172
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	334
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	52
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	291
TC PipeLines LP	3.900%	5/25/27	50	51
TechnipFMC plc	3.450%	10/1/22	75	77

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Total Capital Canada Ltd.	2.750%	7/15/23	125	127
	Total Capital International SA	2.750%	6/19/21	300	303
	Total Capital International SA	2.875%	2/17/22	300	305
	Total Capital International SA	2.700%	1/25/23	50	51
	Total Capital International SA	3.700%	1/15/24	525	557
	Total Capital International SA	3.455%	2/19/29	225	239
	Total Capital SA	4.125%	1/28/21	75	77
	Total Capital SA	3.883%	10/11/28	100	109
	TransCanada PipeLines Ltd.	3.800%	10/1/20	175	177
	TransCanada PipeLines Ltd.	2.500%	8/1/22	500	498
	TransCanada PipeLines Ltd.	4.875%	1/15/26	100	110
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	270
	TransCanada PipeLines Ltd.	4.625%	3/1/34	250	273
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	178
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	360
	TransCanada PipeLines Ltd.	6.200%	10/15/37	425	529
	TransCanada PipeLines Ltd.	4.750%	5/15/38	150	161
	TransCanada PipeLines Ltd.	5.000%	10/16/43	150	166
	TransCanada PipeLines Ltd.	4.875%	5/15/48	300	334
	TransCanada PipeLines Ltd.	5.100%	3/15/49	200	230
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	105
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	105
	Valero Energy Corp.	4.350%	6/1/28	150	160
	Valero Energy Corp.	4.000%	4/1/29	200	208
	Valero Energy Corp.	7.500%	4/15/32	650	887
	Valero Energy Corp.	4.900%	3/15/45	125	137
	Valero Energy Partners LP	4.375%	12/15/26	100	107
	Valero Energy Partners LP	4.500%	3/15/28	75	80
	Western Midstream Operating LP	5.375%	6/1/21	300	310
	Western Midstream Operating LP	3.950%	6/1/25	100	99
	Western Midstream Operating LP	4.650%	7/1/26	100	101
	Western Midstream Operating LP	4.500%	3/1/28	50	50
	Western Midstream Operating LP	4.750%	8/15/28	50	51
	Western Midstream Operating LP	5.450%	4/1/44	325	305
	Western Midstream Operating LP	5.300%	3/1/48	100	93
	Williams Cos. Inc.	4.125%	11/15/20	275	280
	Williams Cos. Inc.	4.000%	11/15/21	100	103
	Williams Cos. Inc.	3.600%	3/15/22	475	487
	Williams Cos. Inc.	3.350%	8/15/22	125	127
	Williams Cos. Inc.	3.700%	1/15/23	200	206
	Williams Cos. Inc.	4.550%	6/24/24	400	430
	Williams Cos. Inc.	3.900%	1/15/25	325	337
	Williams Cos. Inc.	3.750%	6/15/27	500	517
	Williams Cos. Inc.	6.300%	4/15/40	100	121
	Williams Cos. Inc.	5.400%	3/4/44	400	441
	Williams Cos. Inc.	5.750%	6/24/44	100	117
	Williams Cos. Inc.	5.100%	9/15/45	350	380
	Williams Cos. Inc.	4.850%	3/1/48	150	160

	Other Industrial (0.1%)
3	American University	3.672%	4/1/49	75	77
3	Boston University	4.061%	10/1/48	50	56
	California Institute of Technology	4.321%	8/1/45	70	82
	California Institute of Technology	4.700%	11/1/11	50	60
	CBRE Services Inc.	5.250%	3/15/25	100	110
	CBRE Services Inc.	4.875%	3/1/26	125	136
	Cintas Corp. No 2	2.900%	4/1/22	100	102
	Cintas Corp. No 2	3.250%	6/1/22	75	77
	Cintas Corp. No 2	3.700%	4/1/27	175	186
	Fluor Corp.	3.500%	12/15/24	250	256
	Fluor Corp.	4.250%	9/15/28	125	129
	Georgetown University	4.315%	4/1/49	68	79
	Georgetown University	5.215%	10/1/18	59	73
3	Johns Hopkins University	4.083%	7/1/53	75	83
3	Massachusetts Institute of Technology	3.959%	7/1/38	125	137
	Massachusetts Institute of Technology	5.600%	7/1/11	130	195
	Massachusetts Institute of Technology	4.678%	7/1/14	175	223
3	Northwestern University	4.643%	12/1/44	75	90
3	Northwestern University	3.662%	12/1/57	75	81
	Steelcase Inc.	5.125%	1/18/29	125	136
3	University of Chicago	4.003%	10/1/53	100	109
3	University of Notre Dame du Lac	3.438%	2/15/45	100	103
	University of Notre Dame du Lac	3.394%	2/15/48	125	126
	University of Pennsylvania	4.674%	9/1/12	50	60
3	University of Southern California	3.028%	10/1/39	100	98
3	University of Southern California	3.841%	10/1/47	200	218
3	William Marsh Rice University	3.574%	5/15/45	150	157

	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	175	182
	Alphabet Inc.	3.625%	5/19/21	150	154
	Altera Corp.	4.100%	11/15/23	75	81
	Amphenol Corp.	3.125%	9/15/21	100	101
	Amphenol Corp.	3.200%	4/1/24	50	51
	Analog Devices Inc.	2.875%	6/1/23	450	456
	Analog Devices Inc.	3.125%	12/5/23	75	77
	Analog Devices Inc.	3.500%	12/5/26	200	204
	Apple Inc.	2.000%	11/13/20	225	225
	Apple Inc.	2.250%	2/23/21	750	752
	Apple Inc.	2.850%	5/6/21	555	563
	Apple Inc.	1.550%	8/4/21	375	371
	Apple Inc.	2.150%	2/9/22	225	226
	Apple Inc.	2.500%	2/9/22	1,000	1,010
	Apple Inc.	2.300%	5/11/22	200	201
	Apple Inc.	2.700%	5/13/22	250	254
	Apple Inc.	2.400%	1/13/23	282	285
	Apple Inc.	2.850%	2/23/23	342	350
	Apple Inc.	2.400%	5/3/23	865	874
	Apple Inc.	3.000%	2/9/24	325	336
	Apple Inc.	3.450%	5/6/24	75	79
	Apple Inc.	2.850%	5/11/24	1,243	1,278
	Apple Inc.	2.750%	1/13/25	575	588
	Apple Inc.	3.250%	2/23/26	705	737
	Apple Inc.	2.450%	8/4/26	450	449
	Apple Inc.	3.200%	5/11/27	775	808
	Apple Inc.	2.900%	9/12/27	655	670
	Apple Inc.	4.500%	2/23/36	225	264
	Apple Inc.	3.850%	5/4/43	450	477
	Apple Inc.	4.450%	5/6/44	200	229
	Apple Inc.	3.450%	2/9/45	225	224
	Apple Inc.	4.375%	5/13/45	225	256
	Apple Inc.	4.650%	2/23/46	1,050	1,242
	Apple Inc.	3.850%	8/4/46	375	398
	Apple Inc.	4.250%	2/9/47	200	224
	Apple Inc.	3.750%	9/12/47	525	549
	Applied Materials Inc.	2.625%	10/1/20	75	75
	Applied Materials Inc.	3.900%	10/1/25	145	155
	Applied Materials Inc.	3.300%	4/1/27	225	234
	Applied Materials Inc.	5.100%	10/1/35	100	121
	Applied Materials Inc.	5.850%	6/15/41	125	161
	Applied Materials Inc.	4.350%	4/1/47	175	194
	Arrow Electronics Inc.	3.500%	4/1/22	75	76
	Arrow Electronics Inc.	4.500%	3/1/23	50	52
	Arrow Electronics Inc.	3.250%	9/8/24	100	99
	Arrow Electronics Inc.	4.000%	4/1/25	50	51
	Arrow Electronics Inc.	3.875%	1/12/28	100	99
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	107
	Autodesk Inc.	3.500%	6/15/27	75	76
	Avnet Inc.	4.875%	12/1/22	170	180
	Avnet Inc.	4.625%	4/15/26	100	106
	Baidu Inc.	3.500%	11/28/22	275	281
	Baidu Inc.	3.875%	9/29/23	200	208
	Baidu Inc.	4.375%	5/14/24	200	212
	Baidu Inc.	3.625%	7/6/27	200	201
	Baidu Inc.	4.375%	3/29/28	100	105
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	150	149
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	842	845
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	250	246

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	450	454
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	380	370
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	925	905
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	189
6	Broadcom Inc.	3.125%	4/15/21	400	402
6	Broadcom Inc.	3.125%	10/15/22	250	251
6	Broadcom Inc.	3.625%	10/15/24	450	452
6	Broadcom Inc.	4.250%	4/15/26	600	607
6	Broadcom Inc.	4.750%	4/15/29	400	408
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	101
	CA Inc.	3.600%	8/1/20	100	101
	Cadence Design Systems Inc.	4.375%	10/15/24	100	106
	Cisco Systems Inc.	2.200%	2/28/21	675	676
	Cisco Systems Inc.	3.000%	6/15/22	125	128
	Cisco Systems Inc.	2.200%	9/20/23	150	150
	Cisco Systems Inc.	3.625%	3/4/24	875	932
	Cisco Systems Inc.	2.950%	2/28/26	100	103
	Cisco Systems Inc.	2.500%	9/20/26	225	227
	Cisco Systems Inc.	5.500%	1/15/40	800	1,054
	Citrix Systems Inc.	4.500%	12/1/27	100	103
	Corning Inc.	2.900%	5/15/22	175	177
	Corning Inc.	4.700%	3/15/37	75	81
	Corning Inc.	5.750%	8/15/40	195	231
	Corning Inc.	4.375%	11/15/57	150	146
6	Dell International LLC / EMC Corp.	4.420%	6/15/21	850	875
6	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	754
6	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	102
6	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,185
6	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	261
6	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	341
6	Dell International LLC / EMC Corp.	8.100%	7/15/36	275	337
6	Dell International LLC / EMC Corp.	8.350%	7/15/46	375	473
	DXC Technology Co.	4.250%	4/15/24	250	261
	Equifax Inc.	2.300%	6/1/21	200	199
	Equifax Inc.	3.600%	8/15/21	25	25
	Equifax Inc.	3.950%	6/15/23	50	52
	Fidelity National Information Services Inc.	3.625%	10/15/20	237	240
	Fidelity National Information Services Inc.	2.250%	8/15/21	250	249
	Fidelity National Information Services Inc.	3.500%	4/15/23	143	148
	Fidelity National Information Services Inc.	3.875%	6/5/24	150	158
	Fidelity National Information Services Inc.	3.000%	8/15/26	414	418
	Fidelity National Information Services Inc.	4.500%	8/15/46	100	104
	Fiserv Inc.	3.800%	10/1/23	200	210
	Fiserv Inc.	2.750%	7/1/24	400	403
	Fiserv Inc.	3.850%	6/1/25	200	211
	Fiserv Inc.	3.200%	7/1/26	200	204
	Fiserv Inc.	4.200%	10/1/28	350	378
	Fiserv Inc.	3.500%	7/1/29	600	614
	Fiserv Inc.	4.400%	7/1/49	400	416
	Flex Ltd.	4.875%	6/15/29	50	51
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	582
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	102
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	369
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	550
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	168
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	302
	HP Inc.	3.750%	12/1/20	53	54
	HP Inc.	4.050%	9/15/22	100	105
	HP Inc.	6.000%	9/15/41	100	110
	IBM Credit LLC	3.450%	11/30/20	100	102
	IBM Credit LLC	2.650%	2/5/21	150	151
	IBM Credit LLC	3.600%	11/30/21	100	103
	IBM Credit LLC	2.200%	9/8/22	100	100
	IBM Credit LLC	3.000%	2/6/23	150	153
	Intel Corp.	2.450%	7/29/20	300	301
	Intel Corp.	1.700%	5/19/21	100	99
	Intel Corp.	3.300%	10/1/21	100	103
	Intel Corp.	3.100%	7/29/22	175	180
	Intel Corp.	2.700%	12/15/22	404	412
	Intel Corp.	2.875%	5/11/24	1,050	1,078
	Intel Corp.	3.700%	7/29/25	200	214
	Intel Corp.	2.600%	5/19/26	230	232
	Intel Corp.	4.000%	12/15/32	150	169
	Intel Corp.	4.800%	10/1/41	162	190
	Intel Corp.	4.100%	5/19/46	250	271
	Intel Corp.	3.734%	12/8/47	874	913
	International Business Machines Corp.	2.800%	5/13/21	300	303
	International Business Machines Corp.	2.900%	11/1/21	25	25
	International Business Machines Corp.	2.850%	5/13/22	500	508
	International Business Machines Corp.	1.875%	8/1/22	675	668
	International Business Machines Corp.	2.875%	11/9/22	240	245
	International Business Machines Corp.	3.375%	8/1/23	250	258
	International Business Machines Corp.	3.625%	2/12/24	450	473
	International Business Machines Corp.	3.000%	5/15/24	600	616
	International Business Machines Corp.	7.000%	10/30/25	300	373
	International Business Machines Corp.	3.450%	2/19/26	485	506
	International Business Machines Corp.	3.300%	5/15/26	700	724
	International Business Machines Corp.	6.220%	8/1/27	75	93
	International Business Machines Corp.	6.500%	1/15/28	75	95
	International Business Machines Corp.	3.500%	5/15/29	600	625
	International Business Machines Corp.	4.150%	5/15/39	400	425
	International Business Machines Corp.	5.600%	11/30/39	148	186
	International Business Machines Corp.	4.000%	6/20/42	358	366
	International Business Machines Corp.	4.250%	5/15/49	700	749
	Jabil Inc.	5.625%	12/15/20	100	104
	Jabil Inc.	3.950%	1/12/28	75	73
	Juniper Networks Inc.	4.600%	3/15/21	50	52
	Juniper Networks Inc.	4.350%	6/15/25	50	53
	Juniper Networks Inc.	5.950%	3/15/41	25	27
	Keysight Technologies Inc.	4.550%	10/30/24	125	133
	Keysight Technologies Inc.	4.600%	4/6/27	125	133
	KLA-Tencor Corp.	4.125%	11/1/21	100	104
	KLA-Tencor Corp.	4.650%	11/1/24	250	273
	KLA-Tencor Corp.	4.100%	3/15/29	250	264
	KLA-Tencor Corp.	5.000%	3/15/49	75	84
	Lam Research Corp.	2.800%	6/15/21	125	126
	Lam Research Corp.	3.800%	3/15/25	100	106
	Lam Research Corp.	3.750%	3/15/26	150	157
	Lam Research Corp.	4.000%	3/15/29	200	212
	Lam Research Corp.	4.875%	3/15/49	150	165
	Marvell Technology Group Ltd.	4.200%	6/22/23	100	104
	Marvell Technology Group Ltd.	4.875%	6/22/28	100	106
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	76
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	100
	Micron Technology Inc.	4.640%	2/6/24	50	52
	Micron Technology Inc.	4.975%	2/6/26	100	106
	Micron Technology Inc.	5.327%	2/6/29	150	159
	Microsoft Corp.	3.000%	10/1/20	225	228
	Microsoft Corp.	2.000%	11/3/20	1,200	1,200
	Microsoft Corp.	2.400%	2/6/22	325	329
	Microsoft Corp.	2.375%	2/12/22	450	455
	Microsoft Corp.	2.650%	11/3/22	495	505
	Microsoft Corp.	2.375%	5/1/23	75	76
	Microsoft Corp.	2.000%	8/8/23	300	300
	Microsoft Corp.	2.875%	2/6/24	500	518
	Microsoft Corp.	3.125%	11/3/25	1,075	1,131
	Microsoft Corp.	2.400%	8/8/26	850	854
	Microsoft Corp.	3.300%	2/6/27	675	717
	Microsoft Corp.	3.500%	2/12/35	325	346
	Microsoft Corp.	4.200%	11/3/35	375	429
	Microsoft Corp.	3.450%	8/8/36	625	661

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Microsoft Corp.	4.100%	2/6/37	500	570
	Microsoft Corp.	4.500%	10/1/40	190	226
	Microsoft Corp.	5.300%	2/8/41	50	65
	Microsoft Corp.	3.500%	11/15/42	280	292
	Microsoft Corp.	3.750%	5/1/43	45	49
	Microsoft Corp.	4.875%	12/15/43	150	188
	Microsoft Corp.	3.750%	2/12/45	350	381
	Microsoft Corp.	4.450%	11/3/45	575	690
	Microsoft Corp.	3.700%	8/8/46	1,075	1,166
	Microsoft Corp.	4.250%	2/6/47	600	711
	Microsoft Corp.	4.000%	2/12/55	725	815
	Microsoft Corp.	4.500%	2/6/57	325	394
	Motorola Solutions Inc.	3.750%	5/15/22	113	116
	Motorola Solutions Inc.	3.500%	3/1/23	125	127
	Motorola Solutions Inc.	4.600%	2/23/28	125	131
	Motorola Solutions Inc.	5.500%	9/1/44	75	76
	NetApp Inc.	3.375%	6/15/21	150	152
	NetApp Inc.	3.300%	9/29/24	75	76
	NVIDIA Corp.	2.200%	9/16/21	200	199
	NVIDIA Corp.	3.200%	9/16/26	200	204
6	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	214
6	NXP BV / NXP Funding LLC	5.350%	3/1/26	204	225
6	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	196
6	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	200	206
	Oracle Corp.	1.900%	9/15/21	1,275	1,268
	Oracle Corp.	2.500%	5/15/22	250	253
	Oracle Corp.	2.400%	9/15/23	750	754
	Oracle Corp.	3.400%	7/8/24	450	471
	Oracle Corp.	2.950%	11/15/24	425	438
	Oracle Corp.	2.650%	7/15/26	2,361	2,370
	Oracle Corp.	3.250%	5/15/30	100	105
	Oracle Corp.	4.300%	7/8/34	325	370
	Oracle Corp.	3.900%	5/15/35	150	162
	Oracle Corp.	3.850%	7/15/36	250	264
	Oracle Corp.	3.800%	11/15/37	325	345
	Oracle Corp.	6.125%	7/8/39	250	341
	Oracle Corp.	5.375%	7/15/40	600	761
	Oracle Corp.	4.500%	7/8/44	250	282
	Oracle Corp.	4.125%	5/15/45	625	676
	Oracle Corp.	4.000%	7/15/46	800	856
	Oracle Corp.	4.375%	5/15/55	150	168
	QUALCOMM Inc.	3.000%	5/20/22	250	254
	QUALCOMM Inc.	2.600%	1/30/23	300	300
	QUALCOMM Inc.	2.900%	5/20/24	345	350
	QUALCOMM Inc.	3.450%	5/20/25	400	415
	QUALCOMM Inc.	3.250%	5/20/27	200	204
	QUALCOMM Inc.	4.650%	5/20/35	200	222
	QUALCOMM Inc.	4.800%	5/20/45	350	390
	QUALCOMM Inc.	4.300%	5/20/47	275	288
	salesforce.com Inc.	3.250%	4/11/23	200	207
	salesforce.com Inc.	3.700%	4/11/28	275	296
	Seagate HDD Cayman	4.250%	3/1/22	125	127
	Seagate HDD Cayman	4.750%	6/1/23	150	155
	Seagate HDD Cayman	4.875%	3/1/24	75	77
	Seagate HDD Cayman	4.750%	1/1/25	350	354
	Seagate HDD Cayman	5.750%	12/1/34	100	98
	Tech Data Corp.	3.700%	2/15/22	50	51
	Tech Data Corp.	4.950%	2/15/27	100	104
	Texas Instruments Inc.	1.850%	5/15/22	100	99
	Texas Instruments Inc.	2.625%	5/15/24	25	25
	Texas Instruments Inc.	2.900%	11/3/27	94	96
	Texas Instruments Inc.	3.875%	3/15/39	142	153
	Texas Instruments Inc.	4.150%	5/15/48	274	310
	Total System Services Inc.	3.800%	4/1/21	130	132
	Total System Services Inc.	3.750%	6/1/23	250	258
	Total System Services Inc.	4.000%	6/1/23	100	104
	Total System Services Inc.	4.800%	4/1/26	150	165
	Trimble Inc.	4.150%	6/15/23	50	52
	Trimble Inc.	4.750%	12/1/24	50	53
	Trimble Inc.	4.900%	6/15/28	50	54
	Tyco Electronics Group SA	3.500%	2/3/22	100	102
	Tyco Electronics Group SA	3.450%	8/1/24	125	129
	Tyco Electronics Group SA	3.125%	8/15/27	200	200
	Tyco Electronics Group SA	7.125%	10/1/37	175	238
	Verisk Analytics Inc.	5.800%	5/1/21	75	79
	Verisk Analytics Inc.	4.125%	9/12/22	275	289
	Verisk Analytics Inc.	4.000%	6/15/25	150	160
	Verisk Analytics Inc.	4.125%	3/15/29	300	323
	Verisk Analytics Inc.	5.500%	6/15/45	50	59
	VMware Inc.	2.300%	8/21/20	250	249
	VMware Inc.	2.950%	8/21/22	300	302
	VMware Inc.	3.900%	8/21/27	250	252
	Xilinx Inc.	3.000%	3/15/21	75	76
	Xilinx Inc.	2.950%	6/1/24	150	152

	Transportation (0.6%)
3	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	50	51
3	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	18	19
3	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	26	27
3	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	94	97
3	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	140	143
3	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	47	49
3	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	66	69
3	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	132	136
3	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	241	243
3	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	45	45
3	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	135	134
3	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	45	47
3	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	95	95
3	BNSF Funding Trust I	6.613%	12/15/55	65	71
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	153
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	153
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	179
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	79
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	212
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	158
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	103
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	80
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	236
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	166
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	151
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	315
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	281
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	225
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	143
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	154
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	121
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	174
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	139
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	88
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	159
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	138
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	248
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	224
	Canadian National Railway Co.	2.850%	12/15/21	75	76
	Canadian National Railway Co.	6.250%	8/1/34	75	102
	Canadian National Railway Co.	6.200%	6/1/36	75	102
	Canadian National Railway Co.	6.375%	11/15/37	100	140

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Canadian National Railway Co.	3.200%	8/2/46	50	49
	Canadian National Railway Co.	3.650%	2/3/48	100	104
	Canadian Pacific Railway Co.	9.450%	8/1/21	50	57
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	237
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	138
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	572
	Canadian Pacific Railway Co.	6.125%	9/15/15	70	95
3	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	50	53
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	85	86
3	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	36	38
	CSX Corp.	4.250%	6/1/21	25	26
	CSX Corp.	3.350%	11/1/25	150	157
	CSX Corp.	3.250%	6/1/27	150	154
	CSX Corp.	3.800%	3/1/28	350	375
	CSX Corp.	4.250%	3/15/29	200	222
	CSX Corp.	6.220%	4/30/40	152	198
	CSX Corp.	5.500%	4/15/41	225	270
	CSX Corp.	4.750%	5/30/42	210	237
	CSX Corp.	4.100%	3/15/44	150	156
	CSX Corp.	4.300%	3/1/48	250	268
	CSX Corp.	4.750%	11/15/48	200	231
	CSX Corp.	4.500%	3/15/49	225	253
	CSX Corp.	3.950%	5/1/50	125	126
	CSX Corp.	4.500%	8/1/54	25	27
	CSX Corp.	4.250%	11/1/66	150	149
	CSX Corp.	4.650%	3/1/68	100	107
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	107	118
3	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	42	45
3	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	75	77
	Delta Air Lines Inc.	2.600%	12/4/20	125	125
	Delta Air Lines Inc.	3.400%	4/19/21	125	127
	Delta Air Lines Inc.	3.625%	3/15/22	175	178
	Delta Air Lines Inc.	3.800%	4/19/23	125	128
	Delta Air Lines Inc.	4.375%	4/19/28	100	102
	FedEx Corp.	2.625%	8/1/22	100	101
	FedEx Corp.	4.000%	1/15/24	125	134
	FedEx Corp.	3.200%	2/1/25	150	155
	FedEx Corp.	3.250%	4/1/26	100	103
	FedEx Corp.	3.300%	3/15/27	100	102
	FedEx Corp.	3.900%	2/1/35	200	201
	FedEx Corp.	3.875%	8/1/42	125	117
	FedEx Corp.	4.100%	4/15/43	75	72
	FedEx Corp.	5.100%	1/15/44	150	165
	FedEx Corp.	4.750%	11/15/45	250	260
	FedEx Corp.	4.550%	4/1/46	225	230
	FedEx Corp.	4.400%	1/15/47	125	124
	FedEx Corp.	4.050%	2/15/48	200	191
	FedEx Corp.	4.950%	10/17/48	175	190
	FedEx Corp.	4.500%	2/1/65	60	55
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	102
	JB Hunt Transport Services Inc.	3.875%	3/1/26	25	26
	Kansas City Southern	3.000%	5/15/23	250	254
	Kansas City Southern	4.300%	5/15/43	75	77
	Kansas City Southern	4.950%	8/15/45	125	139
	Kansas City Southern	4.700%	5/1/48	225	252
	Kirby Corp.	4.200%	3/1/28	300	311
3	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	101	102
	Norfolk Southern Corp.	3.000%	4/1/22	225	229
	Norfolk Southern Corp.	2.903%	2/15/23	48	48
	Norfolk Southern Corp.	3.850%	1/15/24	250	264
	Norfolk Southern Corp.	5.590%	5/17/25	50	57
	Norfolk Southern Corp.	3.650%	8/1/25	50	53
	Norfolk Southern Corp.	7.800%	5/15/27	60	79
	Norfolk Southern Corp.	3.150%	6/1/27	125	128
	Norfolk Southern Corp.	3.800%	8/1/28	263	283
	Norfolk Southern Corp.	4.837%	10/1/41	113	129
	Norfolk Southern Corp.	4.450%	6/15/45	75	83
	Norfolk Southern Corp.	4.650%	1/15/46	75	86
	Norfolk Southern Corp.	4.150%	2/28/48	25	27
	Norfolk Southern Corp.	4.100%	5/15/49	73	77
	Norfolk Southern Corp.	4.050%	8/15/52	239	248
	Norfolk Southern Corp.	6.000%	3/15/05	59	73
	Norfolk Southern Corp.	5.100%	8/1/18	250	283
	Ryder System Inc.	3.500%	6/1/21	200	204
	Ryder System Inc.	2.250%	9/1/21	50	50
	Ryder System Inc.	2.875%	6/1/22	75	76
	Ryder System Inc.	3.400%	3/1/23	75	77
	Ryder System Inc.	3.750%	6/9/23	225	234
	Ryder System Inc.	3.650%	3/18/24	150	156
	Southwest Airlines Co.	2.650%	11/5/20	125	125
	Southwest Airlines Co.	3.000%	11/15/26	100	100
	Southwest Airlines Co.	3.450%	11/16/27	50	51
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	23	24
3	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	20	21
	Union Pacific Corp.	3.200%	6/8/21	100	102
	Union Pacific Corp.	2.950%	3/1/22	100	102
	Union Pacific Corp.	4.163%	7/15/22	534	560
	Union Pacific Corp.	2.950%	1/15/23	25	25
	Union Pacific Corp.	3.500%	6/8/23	150	156
	Union Pacific Corp.	3.646%	2/15/24	50	52
	Union Pacific Corp.	3.150%	3/1/24	100	103
	Union Pacific Corp.	3.250%	1/15/25	200	207
	Union Pacific Corp.	3.750%	7/15/25	125	133
	Union Pacific Corp.	3.250%	8/15/25	50	52
	Union Pacific Corp.	2.750%	3/1/26	75	75
	Union Pacific Corp.	3.950%	9/10/28	200	219
	Union Pacific Corp.	3.700%	3/1/29	200	214
	Union Pacific Corp.	3.375%	2/1/35	100	99
	Union Pacific Corp.	3.600%	9/15/37	290	292
	Union Pacific Corp.	4.375%	9/10/38	125	137
	Union Pacific Corp.	4.050%	11/15/45	150	156
	Union Pacific Corp.	4.500%	9/10/48	100	113
	Union Pacific Corp.	4.300%	3/1/49	300	330
	Union Pacific Corp.	3.799%	10/1/51	560	561
	Union Pacific Corp.	3.875%	2/1/55	100	99
	Union Pacific Corp.	4.375%	11/15/65	135	142
	Union Pacific Corp.	4.100%	9/15/67	100	100
3	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	58	62
3	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	78	82
3	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	60	61
3	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	150	154
3	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	46	46
3	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	368	370
3	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	46	45
3	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	69	68
3	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	200	214
	United Parcel Service Inc.	3.125%	1/15/21	250	254
	United Parcel Service Inc.	2.050%	4/1/21	150	150
	United Parcel Service Inc.	2.450%	10/1/22	175	178
	United Parcel Service Inc.	2.500%	4/1/23	200	202
	United Parcel Service Inc.	2.800%	11/15/24	100	102
	United Parcel Service Inc.	2.400%	11/15/26	150	149
	United Parcel Service Inc.	3.050%	11/15/27	200	206
	United Parcel Service Inc.	3.400%	3/15/29	100	105

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United Parcel Service Inc.	6.200%	1/15/38	278	376
	United Parcel Service Inc.	4.875%	11/15/40	75	87
	United Parcel Service Inc.	3.625%	10/1/42	75	75
	United Parcel Service Inc.	3.400%	11/15/46	85	81
	United Parcel Service Inc.	3.750%	11/15/47	200	202
	United Parcel Service Inc.	4.250%	3/15/49	125	136
3	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	69	72
3	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	31	33
					642,825
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	75	75
	AEP Texas Inc.	3.950%	6/1/28	100	107
	AEP Texas Inc.	3.800%	10/1/47	50	51
	AEP Transmission Co. LLC	4.000%	12/1/46	75	79
	AEP Transmission Co. LLC	3.750%	12/1/47	100	103
	AEP Transmission Co. LLC	3.800%	6/15/49	70	72
	Alabama Power Co.	6.125%	5/15/38	50	66
	Alabama Power Co.	3.850%	12/1/42	25	26
	Alabama Power Co.	4.150%	8/15/44	75	81
	Alabama Power Co.	3.750%	3/1/45	150	154
	Alabama Power Co.	4.300%	1/2/46	250	278
	Alabama Power Co.	3.700%	12/1/47	100	102
	Alabama Power Co.	4.300%	7/15/48	100	112
	Ameren Corp.	2.700%	11/15/20	100	100
	Ameren Corp.	3.650%	2/15/26	80	83
	Ameren Illinois Co.	2.700%	9/1/22	250	253
	Ameren Illinois Co.	3.800%	5/15/28	75	81
	Ameren Illinois Co.	3.700%	12/1/47	150	154
	American Electric Power Co. Inc.	2.150%	11/13/20	75	75
	American Electric Power Co. Inc.	3.650%	12/1/21	100	103
	American Electric Power Co. Inc.	2.950%	12/15/22	25	25
	American Electric Power Co. Inc.	3.200%	11/13/27	75	76
	American Electric Power Co. Inc.	4.300%	12/1/28	150	164
	Appalachian Power Co.	4.600%	3/30/21	50	52
	Appalachian Power Co.	3.300%	6/1/27	500	511
	Appalachian Power Co.	4.500%	3/1/49	425	476
	Arizona Public Service Co.	3.150%	5/15/25	100	104
	Arizona Public Service Co.	2.950%	9/15/27	50	51
	Arizona Public Service Co.	4.500%	4/1/42	25	28
	Arizona Public Service Co.	4.350%	11/15/45	125	137
	Arizona Public Service Co.	3.750%	5/15/46	125	124
	Arizona Public Service Co.	4.250%	3/1/49	100	109
	Avangrid Inc.	3.150%	12/1/24	140	142
	Avangrid Inc.	3.800%	6/1/29	95	99
	Avista Corp.	4.350%	6/1/48	75	82
	Baltimore Gas & Electric Co.	3.500%	11/15/21	350	359
	Baltimore Gas & Electric Co.	2.400%	8/15/26	50	49
	Baltimore Gas & Electric Co.	3.500%	8/15/46	100	99
	Baltimore Gas & Electric Co.	3.750%	8/15/47	125	127
	Baltimore Gas & Electric Co.	4.250%	9/15/48	50	55
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	100
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	127
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	105
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	105
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	128
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	133
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	293
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	266
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	183
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	168
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	51
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	226
	Black Hills Corp.	4.250%	11/30/23	100	106
	Black Hills Corp.	3.950%	1/15/26	75	78
	Black Hills Corp.	3.150%	1/15/27	75	74
	Black Hills Corp.	4.350%	5/1/33	75	83
	Black Hills Corp.	4.200%	9/15/46	50	50
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	248
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	294
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	70
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	81
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	170
	CenterPoint Energy Inc.	3.600%	11/1/21	75	77
	CenterPoint Energy Inc.	2.500%	9/1/22	100	100
	CenterPoint Energy Inc.	3.850%	2/1/24	75	79
	CenterPoint Energy Inc.	4.250%	11/1/28	75	81
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	101
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	132
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	255
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	91
	CMS Energy Corp.	5.050%	3/15/22	25	27
	CMS Energy Corp.	3.000%	5/15/26	75	75
	CMS Energy Corp.	3.450%	8/15/27	50	51
	CMS Energy Corp.	4.875%	3/1/44	75	86
	Commonwealth Edison Co.	4.000%	8/1/20	25	25
	Commonwealth Edison Co.	2.950%	8/15/27	75	76
	Commonwealth Edison Co.	5.900%	3/15/36	150	193
	Commonwealth Edison Co.	6.450%	1/15/38	175	242
	Commonwealth Edison Co.	4.600%	8/15/43	75	86
	Commonwealth Edison Co.	4.700%	1/15/44	175	204
	Commonwealth Edison Co.	3.700%	3/1/45	75	76
	Commonwealth Edison Co.	3.650%	6/15/46	175	178
	Commonwealth Edison Co.	3.750%	8/15/47	100	103
	Commonwealth Edison Co.	4.000%	3/1/48	150	161
	Commonwealth Edison Co.	4.000%	3/1/49	125	135
	Connecticut Light & Power Co.	2.500%	1/15/23	125	126
	Connecticut Light & Power Co.	3.200%	3/15/27	50	52
	Connecticut Light & Power Co.	4.300%	4/15/44	150	168
	Connecticut Light & Power Co.	4.000%	4/1/48	160	174
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	238
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	348
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	98
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	131
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	221
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	422
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	149
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	77
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	431
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	77
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	135
	Consolidated Edison Inc.	2.000%	5/15/21	75	75
	Consumers Energy Co.	3.375%	8/15/23	275	287
	Consumers Energy Co.	3.800%	11/15/28	75	82
	Consumers Energy Co.	3.950%	5/15/43	75	80
	Consumers Energy Co.	3.250%	8/15/46	50	48
	Consumers Energy Co.	3.950%	7/15/47	50	54
	Consumers Energy Co.	4.050%	5/15/48	125	138
	Consumers Energy Co.	4.350%	4/15/49	80	92
	Delmarva Power & Light Co.	3.500%	11/15/23	25	26
	Delmarva Power & Light Co.	4.150%	5/15/45	100	107
	Dominion Energy Inc.	2.579%	7/1/20	100	100
	Dominion Energy Inc.	2.715%	8/15/21	50	50

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dominion Energy Inc.	3.071%	8/15/24	75	76
	Dominion Energy Inc.	3.900%	10/1/25	125	133
	Dominion Energy Inc.	2.850%	8/15/26	125	124
	Dominion Energy Inc.	4.250%	6/1/28	125	135
	Dominion Energy Inc.	6.300%	3/15/33	75	96
	Dominion Energy Inc.	5.950%	6/15/35	225	275
	Dominion Energy Inc.	4.900%	8/1/41	80	90
	Dominion Energy Inc.	4.050%	9/15/42	300	304
	Dominion Energy Inc.	4.600%	3/15/49	300	333
3	Dominion Energy Inc.	5.750%	10/1/54	100	104
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	65
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	161
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	93
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	85
6	DPL Inc.	4.350%	4/15/29	50	51
	DTE Electric Co.	3.650%	3/15/24	250	263
	DTE Electric Co.	3.375%	3/1/25	150	157
	DTE Electric Co.	4.000%	4/1/43	225	242
	DTE Electric Co.	3.700%	6/1/46	50	52
	DTE Electric Co.	3.750%	8/15/47	100	105
	DTE Energy Co.	2.600%	6/15/22	50	50
	DTE Energy Co.	3.700%	8/1/23	125	131
	DTE Energy Co.	2.850%	10/1/26	300	296
	DTE Energy Co.	3.800%	3/15/27	175	182
	DTE Energy Co.	3.400%	6/15/29	100	102
	DTE Energy Co.	6.375%	4/15/33	75	97
	Duke Energy Carolinas LLC	3.900%	6/15/21	500	516
	Duke Energy Carolinas LLC	2.500%	3/15/23	100	101
	Duke Energy Carolinas LLC	3.050%	3/15/23	100	103
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	102
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	137
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	154
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	133
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	187
	Duke Energy Carolinas LLC	4.000%	9/30/42	75	80
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	105
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	103
	Duke Energy Carolinas LLC	3.950%	3/15/48	100	106
	Duke Energy Corp.	2.400%	8/15/22	200	200
	Duke Energy Corp.	3.050%	8/15/22	275	280
	Duke Energy Corp.	3.750%	4/15/24	325	343
	Duke Energy Corp.	2.650%	9/1/26	80	79
	Duke Energy Corp.	3.150%	8/15/27	300	304
	Duke Energy Corp.	4.800%	12/15/45	125	141
	Duke Energy Corp.	3.750%	9/1/46	405	395
	Duke Energy Florida LLC	3.800%	7/15/28	100	107
	Duke Energy Florida LLC	6.350%	9/15/37	225	307
	Duke Energy Florida LLC	6.400%	6/15/38	200	280
	Duke Energy Florida LLC	3.850%	11/15/42	200	208
	Duke Energy Florida LLC	3.400%	10/1/46	100	97
	Duke Energy Florida LLC	4.200%	7/15/48	200	220
3	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	49
3	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	98
3	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	50
3	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	73
	Duke Energy Indiana LLC	3.750%	7/15/20	25	25
	Duke Energy Indiana LLC	6.350%	8/15/38	225	307
	Duke Energy Indiana LLC	3.750%	5/15/46	225	227
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	26
	Duke Energy Progress LLC	2.800%	5/15/22	100	102
	Duke Energy Progress LLC	3.375%	9/1/23	25	26
	Duke Energy Progress LLC	3.700%	9/1/28	175	187
	Duke Energy Progress LLC	3.450%	3/15/29	125	131
	Duke Energy Progress LLC	4.375%	3/30/44	300	335
	Duke Energy Progress LLC	4.150%	12/1/44	100	108
	Duke Energy Progress LLC	3.700%	10/15/46	50	51
	Duke Energy Progress LLC	3.600%	9/15/47	100	100
	Edison International	2.400%	9/15/22	125	118
	Edison International	2.950%	3/15/23	200	191
	Edison International	5.750%	6/15/27	25	27
	El Paso Electric Co.	6.000%	5/15/35	50	61
	El Paso Electric Co.	5.000%	12/1/44	75	82
	Emera US Finance LP	2.700%	6/15/21	125	125
	Emera US Finance LP	3.550%	6/15/26	150	153
	Emera US Finance LP	4.750%	6/15/46	380	409
	Enel Chile SA	4.875%	6/12/28	125	137
	Entergy Arkansas Inc.	3.750%	2/15/21	50	51
	Entergy Arkansas Inc.	3.500%	4/1/26	50	52
	Entergy Corp.	4.000%	7/15/22	150	156
	Entergy Corp.	2.950%	9/1/26	200	200
	Entergy Louisiana LLC	5.400%	11/1/24	175	200
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	102
	Entergy Louisiana LLC	3.050%	6/1/31	450	451
	Entergy Louisiana LLC	4.000%	3/15/33	150	165
	Entergy Louisiana LLC	4.950%	1/15/45	150	159
	Entergy Louisiana LLC	4.200%	9/1/48	200	220
	Entergy Louisiana LLC	4.200%	4/1/50	100	111
	Entergy Mississippi Inc.	2.850%	6/1/28	125	125
	Eversource Energy	2.500%	3/15/21	100	100
	Eversource Energy	2.750%	3/15/22	75	76
	Eversource Energy	3.800%	12/1/23	75	79
	Eversource Energy	2.900%	10/1/24	50	51
	Eversource Energy	3.150%	1/15/25	125	128
	Eversource Energy	3.300%	1/15/28	100	102
	Eversource Energy	4.250%	4/1/29	200	219
	Exelon Corp.	5.150%	12/1/20	200	206
	Exelon Corp.	3.497%	6/1/22	200	205
	Exelon Corp.	3.950%	6/15/25	200	212
	Exelon Corp.	3.400%	4/15/26	200	205
	Exelon Corp.	4.950%	6/15/35	225	251
	Exelon Corp.	5.625%	6/15/35	20	24
	Exelon Corp.	5.100%	6/15/45	225	262
	Exelon Corp.	4.450%	4/15/46	175	184
	Exelon Generation Co. LLC	4.000%	10/1/20	100	101
	Exelon Generation Co. LLC	5.750%	10/1/41	100	111
	Exelon Generation Co. LLC	5.600%	6/15/42	205	227
	FirstEnergy Corp.	2.850%	7/15/22	100	101
	FirstEnergy Corp.	3.900%	7/15/27	300	314
	FirstEnergy Corp.	7.375%	11/15/31	475	648
	FirstEnergy Corp.	4.850%	7/15/47	200	227
	Florida Power & Light Co.	3.250%	6/1/24	25	26
	Florida Power & Light Co.	5.625%	4/1/34	25	32
	Florida Power & Light Co.	5.960%	4/1/39	375	506
	Florida Power & Light Co.	4.125%	2/1/42	170	188
	Florida Power & Light Co.	4.050%	6/1/42	125	136
	Florida Power & Light Co.	3.800%	12/15/42	75	79
	Florida Power & Light Co.	3.700%	12/1/47	150	155
	Florida Power & Light Co.	3.950%	3/1/48	325	355
	Florida Power & Light Co.	4.125%	6/1/48	100	112
	Florida Power & Light Co.	3.990%	3/1/49	100	109
	Fortis Inc.	2.100%	10/4/21	100	99
	Fortis Inc.	3.055%	10/4/26	295	292
	Georgia Power Co.	2.000%	9/8/20	400	397
	Georgia Power Co.	2.400%	4/1/21	75	75
	Georgia Power Co.	3.250%	4/1/26	100	101
	Georgia Power Co.	4.750%	9/1/40	175	192
	Georgia Power Co.	4.300%	3/15/43	100	104
	Great Plains Energy Inc.	4.850%	6/1/21	100	104
	Gulf Power Co.	3.300%	5/30/27	50	52
	Iberdrola International BV	6.750%	7/15/36	75	98
	Indiana Michigan Power Co.	3.850%	5/15/28	250	267
	Indiana Michigan Power Co.	3.750%	7/1/47	150	151
	Indiana Michigan Power Co.	4.250%	8/15/48	100	110
	Interstate Power & Light Co.	3.250%	12/1/24	50	51
	Interstate Power & Light Co.	4.100%	9/26/28	125	135

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Interstate Power & Light Co.	3.600%	4/1/29	60	63
	Interstate Power & Light Co.	6.250%	7/15/39	50	65
	Interstate Power & Light Co.	3.700%	9/15/46	75	73
	ITC Holdings Corp.	2.700%	11/15/22	100	100
	ITC Holdings Corp.	3.650%	6/15/24	75	78
	ITC Holdings Corp.	3.350%	11/15/27	100	102
	ITC Holdings Corp.	5.300%	7/1/43	300	359
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	67	79
	Kansas City Power & Light Co.	3.150%	3/15/23	75	77
	Kansas City Power & Light Co.	6.050%	11/15/35	50	63
	Kansas City Power & Light Co.	5.300%	10/1/41	100	120
	Kansas City Power & Light Co.	4.200%	6/15/47	100	109
	Kentucky Utilities Co.	3.250%	11/1/20	50	50
	Kentucky Utilities Co.	5.125%	11/1/40	125	153
	Kentucky Utilities Co.	4.375%	10/1/45	100	111
	Louisville Gas & Electric Co.	3.300%	10/1/25	75	78
	Louisville Gas & Electric Co.	4.250%	4/1/49	120	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	154
	MidAmerican Energy Co.	3.650%	4/15/29	200	216
	MidAmerican Energy Co.	6.750%	12/30/31	125	170
	MidAmerican Energy Co.	5.750%	11/1/35	125	158
	MidAmerican Energy Co.	4.800%	9/15/43	75	88
	MidAmerican Energy Co.	3.950%	8/1/47	100	108
	MidAmerican Energy Co.	4.250%	7/15/49	200	227
	Mississippi Power Co.	4.250%	3/15/42	100	101
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	200	200
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	50	51
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	304
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	794
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	109
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	107
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	226
3	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	25	24
3	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	76
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	451
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	112
	Nevada Power Co.	3.700%	5/1/29	200	214
	Nevada Power Co.	6.750%	7/1/37	75	103
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	355
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	106
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	103
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	51
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	261
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	104
3	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	118
3	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	103
	Northern States Power Co.	2.200%	8/15/20	50	50
	Northern States Power Co.	6.250%	6/1/36	75	101
	Northern States Power Co.	6.200%	7/1/37	50	68
	Northern States Power Co.	5.350%	11/1/39	175	220
	Northern States Power Co.	3.400%	8/15/42	105	104
	Northern States Power Co.	4.000%	8/15/45	50	54
	NSTAR Electric Co.	2.375%	10/15/22	125	126
	NSTAR Electric Co.	3.200%	5/15/27	125	129
	NSTAR Electric Co.	3.250%	5/15/29	50	52
	NSTAR Electric Co.	5.500%	3/15/40	75	94
	Oglethorpe Power Corp.	5.950%	11/1/39	50	62
	Oglethorpe Power Corp.	5.375%	11/1/40	175	207
	Ohio Edison Co.	6.875%	7/15/36	100	132
	Ohio Power Co.	5.375%	10/1/21	175	187
	Ohio Power Co.	4.150%	4/1/48	100	110
	Ohio Power Co.	4.000%	6/1/49	100	107
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	79
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	53
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	76
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	183
6	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	102
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	76
6	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	54
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	72
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	194
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	156
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	86
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	126
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	105
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	53
6	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	107
	PacifiCorp	2.950%	2/1/22	100	102
	PacifiCorp	3.600%	4/1/24	125	131
	PacifiCorp	3.500%	6/15/29	100	106
	PacifiCorp	7.700%	11/15/31	450	644
	PacifiCorp	5.250%	6/15/35	100	119
	PacifiCorp	6.100%	8/1/36	75	98
	PacifiCorp	6.350%	7/15/38	75	101
	PacifiCorp	4.100%	2/1/42	200	216
	PacifiCorp	4.125%	1/15/49	100	110
	PacifiCorp	4.150%	2/15/50	200	222
	PECO Energy Co.	2.375%	9/15/22	300	301
	PECO Energy Co.	3.900%	3/1/48	75	80
	Pinnacle West Capital Corp.	2.250%	11/30/20	100	100
	PNM Resources Inc.	3.250%	3/9/21	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	100	137
	Potomac Electric Power Co.	4.150%	3/15/43	150	161
	PPL Capital Funding Inc.	4.200%	6/15/22	25	26
	PPL Capital Funding Inc.	3.500%	12/1/22	115	118
	PPL Capital Funding Inc.	3.400%	6/1/23	100	102
	PPL Capital Funding Inc.	3.950%	3/15/24	50	52
	PPL Capital Funding Inc.	3.100%	5/15/26	100	100
	PPL Capital Funding Inc.	4.700%	6/1/43	75	80
	PPL Capital Funding Inc.	5.000%	3/15/44	200	222
	PPL Capital Funding Inc.	4.000%	9/15/47	75	72
	PPL Electric Utilities Corp.	3.000%	9/15/21	275	279
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	55
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	170
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	80
	Progress Energy Inc.	4.400%	1/15/21	100	103
	Progress Energy Inc.	3.150%	4/1/22	40	41
	Progress Energy Inc.	7.000%	10/30/31	119	160
	Progress Energy Inc.	6.000%	12/1/39	125	156
	PSEG Power LLC	3.850%	6/1/23	125	130
	PSEG Power LLC	8.625%	4/15/31	96	132
	Public Service Co. of Colorado	3.200%	11/15/20	25	25
	Public Service Co. of Colorado	3.700%	6/15/28	75	81
	Public Service Co. of Colorado	3.600%	9/15/42	175	175
	Public Service Co. of Colorado	4.100%	6/15/48	75	82
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	76
	Public Service Electric & Gas Co.	1.900%	3/15/21	150	150
	Public Service Electric & Gas Co.	3.000%	5/15/25	80	82
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	242
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	76
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	72
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	263
	Public Service Electric & Gas Co.	3.600%	12/1/47	75	77
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	214
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	100
	Puget Energy Inc.	6.500%	12/15/20	100	105
	Puget Energy Inc.	6.000%	9/1/21	100	107
	Puget Energy Inc.	5.625%	7/15/22	200	215
	Puget Energy Inc.	3.650%	5/15/25	400	408

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Puget Sound Energy Inc.	6.274%	3/15/37	125	165
	Puget Sound Energy Inc.	5.757%	10/1/39	125	161
	Puget Sound Energy Inc.	4.300%	5/20/45	100	110
	Puget Sound Energy Inc.	4.223%	6/15/48	125	139
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	242
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	107
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	73
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	78
	Sierra Pacific Power Co.	2.600%	5/1/26	100	99
	Southern California Edison Co.	2.900%	3/1/21	100	100
	Southern California Edison Co.	3.875%	6/1/21	275	280
3	Southern California Edison Co.	1.845%	2/1/22	43	42
	Southern California Edison Co.	2.400%	2/1/22	75	74
	Southern California Edison Co.	3.400%	6/1/23	75	76
	Southern California Edison Co.	3.500%	10/1/23	175	180
	Southern California Edison Co.	3.700%	8/1/25	50	52
	Southern California Edison Co.	3.650%	3/1/28	100	102
	Southern California Edison Co.	4.200%	3/1/29	75	79
	Southern California Edison Co.	6.650%	4/1/29	75	86
	Southern California Edison Co.	5.750%	4/1/35	75	87
	Southern California Edison Co.	5.350%	7/15/35	200	223
	Southern California Edison Co.	5.625%	2/1/36	125	143
	Southern California Edison Co.	5.500%	3/15/40	100	115
	Southern California Edison Co.	4.500%	9/1/40	75	79
	Southern California Edison Co.	4.050%	3/15/42	208	205
	Southern California Edison Co.	3.900%	3/15/43	100	97
	Southern California Edison Co.	4.000%	4/1/47	150	149
	Southern California Edison Co.	4.125%	3/1/48	350	352
	Southern California Edison Co.	4.875%	3/1/49	100	112
	Southern Co.	2.350%	7/1/21	300	298
	Southern Co.	3.250%	7/1/26	350	355
	Southern Co.	4.250%	7/1/36	200	205
	Southern Co.	4.400%	7/1/46	360	379
	Southern Power Co.	2.500%	12/15/21	350	350
	Southern Power Co.	4.150%	12/1/25	100	106
	Southern Power Co.	5.150%	9/15/41	100	109
	Southern Power Co.	5.250%	7/15/43	50	55
	Southern Power Co.	4.950%	12/15/46	75	80
	Southwestern Electric Power Co.	2.750%	10/1/26	100	98
	Southwestern Electric Power Co.	4.100%	9/15/28	100	108
	Southwestern Electric Power Co.	6.200%	3/15/40	50	64
	Southwestern Electric Power Co.	3.900%	4/1/45	200	198
	Southwestern Electric Power Co.	3.850%	2/1/48	325	320
	Southwestern Public Service Co.	3.300%	6/15/24	165	171
	Southwestern Public Service Co.	4.500%	8/15/41	100	111
	Southwestern Public Service Co.	3.400%	8/15/46	275	265
	Southwestern Public Service Co.	3.700%	8/15/47	75	76
	Southwestern Public Service Co.	4.400%	11/15/48	275	310
	Southwestern Public Service Co.	3.750%	6/15/49	75	76
	Tampa Electric Co.	4.100%	6/15/42	50	52
	Tampa Electric Co.	4.350%	5/15/44	50	54
	Tampa Electric Co.	4.300%	6/15/48	75	81
	Tampa Electric Co.	4.450%	6/15/49	125	140
	Toledo Edison Co.	6.150%	5/15/37	75	96
	Tucson Electric Power Co.	3.050%	3/15/25	50	51
	UIL Holdings Corp.	4.625%	10/1/20	75	77
	Union Electric Co.	3.500%	4/15/24	250	262
	Union Electric Co.	8.450%	3/15/39	150	237
	Union Electric Co.	3.650%	4/15/45	125	127
	Union Electric Co.	4.000%	4/1/48	75	79
	Virginia Electric & Power Co.	3.450%	2/15/24	50	52
	Virginia Electric & Power Co.	2.950%	11/15/26	75	76
	Virginia Electric & Power Co.	3.500%	3/15/27	250	263
	Virginia Electric & Power Co.	3.800%	4/1/28	150	160
	Virginia Electric & Power Co.	6.000%	1/15/36	125	158
	Virginia Electric & Power Co.	6.000%	5/15/37	150	194
	Virginia Electric & Power Co.	6.350%	11/30/37	50	67
	Virginia Electric & Power Co.	4.000%	1/15/43	100	105
	Virginia Electric & Power Co.	4.450%	2/15/44	475	529
	Virginia Electric & Power Co.	4.200%	5/15/45	75	80
	Virginia Electric & Power Co.	4.000%	11/15/46	100	105
	Virginia Electric & Power Co.	3.800%	9/15/47	100	103
	Virginia Electric & Power Co.	4.600%	12/1/48	375	434
	WEC Energy Group Inc.	3.550%	6/15/25	200	209
	Westar Energy Inc.	2.550%	7/1/26	150	145
	Westar Energy Inc.	3.100%	4/1/27	100	102
	Westar Energy Inc.	4.125%	3/1/42	200	213
	Westar Energy Inc.	4.100%	4/1/43	100	107
	Westar Energy Inc.	4.250%	12/1/45	25	27
	Wisconsin Electric Power Co.	2.950%	9/15/21	75	76
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	111
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	136
	Wisconsin Public Service Corp.	3.350%	11/21/21	300	308
	Xcel Energy Inc.	2.600%	3/15/22	75	76
	Xcel Energy Inc.	3.300%	6/1/25	325	335
	Xcel Energy Inc.	3.350%	12/1/26	75	77
	Xcel Energy Inc.	4.000%	6/15/28	75	81

	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	100	102
	Atmos Energy Corp.	5.500%	6/15/41	200	252
	Atmos Energy Corp.	4.150%	1/15/43	100	108
	Atmos Energy Corp.	4.125%	10/15/44	50	54
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	51
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	106
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	307
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	51
	KeySpan Corp.	5.803%	4/1/35	50	59
	NiSource Finance Corp.	3.490%	5/15/27	250	258
	NiSource Finance Corp.	5.950%	6/15/41	100	122
	NiSource Finance Corp.	4.800%	2/15/44	125	138
	NiSource Finance Corp.	5.650%	2/1/45	100	121
	NiSource Finance Corp.	4.375%	5/15/47	250	265
	NiSource Inc.	2.650%	11/17/22	75	76
	NiSource Inc.	3.650%	6/15/23	75	78
	ONE Gas Inc.	4.658%	2/1/44	125	145
	ONE Gas Inc.	4.500%	11/1/48	75	85
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	115
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	56
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	72
	Sempra Energy	2.850%	11/15/20	395	397
	Sempra Energy	2.875%	10/1/22	100	100
	Sempra Energy	2.900%	2/1/23	100	101
	Sempra Energy	4.050%	12/1/23	100	105
	Sempra Energy	3.750%	11/15/25	155	160
	Sempra Energy	3.250%	6/15/27	150	150
	Sempra Energy	3.400%	2/1/28	200	199
	Sempra Energy	3.800%	2/1/38	200	193
	Sempra Energy	6.000%	10/15/39	150	181
	Sempra Energy	4.000%	2/1/48	175	171
	Southern California Gas Co.	2.600%	6/15/26	200	196
	Southern California Gas Co.	3.750%	9/15/42	75	76
	Southern California Gas Co.	4.125%	6/1/48	75	80
	Southern California Gas Co.	3.950%	2/15/50	70	72
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	332
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	75
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	91
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	52
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	98
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	106
	Southwest Gas Corp.	3.700%	4/1/28	50	52
	Southwest Gas Corp.	3.800%	9/29/46	75	73
	Southwest Gas Corp.	4.150%	6/1/49	25	26
	Washington Gas Light Co.	3.796%	9/15/46	100	100

	Other Utility (0.0%)
	American Water Capital Corp.	3.400%	3/1/25	125	130
	American Water Capital Corp.	2.950%	9/1/27	325	327
	American Water Capital Corp.	3.450%	6/1/29	125	130

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Water Capital Corp.	6.593%	10/15/37	150	203
American Water Capital Corp.	4.300%	9/1/45	100	108
American Water Capital Corp.	3.750%	9/1/47	200	201
American Water Capital Corp.	4.200%	9/1/48	100	108
American Water Capital Corp.	4.150%	6/1/49	125	134
Aqua America Inc.	3.566%	5/1/29	75	78
Aqua America Inc.	4.276%	5/1/49	85	91
Veolia Environnement SA	6.750%	6/1/38	100	132
				74,954
Total Corporate Bonds (Cost $996,645)				1,050,155
Sovereign Bonds (4.2%)
African Development Bank	1.250%	7/26/21	500	494
African Development Bank	2.375%	9/23/21	300	303
African Development Bank	2.125%	11/16/22	700	707
African Development Bank	3.000%	9/20/23	275	288
Asian Development Bank	2.875%	11/27/20	120	122
Asian Development Bank	2.250%	1/20/21	500	503
Asian Development Bank	1.625%	3/16/21	500	498
Asian Development Bank	1.750%	6/8/21	625	624
Asian Development Bank	2.000%	2/16/22	650	653
Asian Development Bank	1.875%	2/18/22	600	601
Asian Development Bank	1.750%	9/13/22	900	899
Asian Development Bank	2.750%	3/17/23	1,000	1,033
Asian Development Bank	2.625%	1/30/24	1,000	1,034
Asian Development Bank	2.000%	1/22/25	300	302
Asian Development Bank	2.000%	4/24/26	100	100
Asian Development Bank	2.625%	1/12/27	200	209
Asian Development Bank	2.375%	8/10/27	275	282
Asian Development Bank	6.220%	8/15/27	100	128
Asian Development Bank	2.500%	11/2/27	673	696
Asian Development Bank	5.820%	6/16/28	148	189
Asian Development Bank	3.125%	9/26/28	130	141
Asian Infrastructure Investment Bank	2.250%	5/16/24	200	203
Canada	2.625%	1/25/22	250	255
Canada	2.000%	11/15/22	570	574
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	302
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	300
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	515
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	543
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	318
Corp. Andina de Fomento	2.200%	7/18/20	355	354
Corp. Andina de Fomento	3.250%	2/11/22	45	46
Corp. Andina de Fomento	2.750%	1/6/23	125	125
Corp. Andina de Fomento	3.750%	11/23/23	925	965
Council Of Europe Development Bank	1.625%	3/16/21	200	199
Council Of Europe Development Bank	2.625%	2/13/23	425	436
Ecopetrol SA	5.875%	9/18/23	225	249
Ecopetrol SA	4.125%	1/16/25	200	207
Ecopetrol SA	5.375%	6/26/26	750	826
Ecopetrol SA	7.375%	9/18/43	100	128
Ecopetrol SA	5.875%	5/28/45	400	440
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	205
Equinor ASA	2.750%	11/10/21	300	304
Equinor ASA	3.150%	1/23/22	150	154
Equinor ASA	2.450%	1/17/23	450	454
Equinor ASA	2.650%	1/15/24	375	381
Equinor ASA	3.700%	3/1/24	150	159
Equinor ASA	3.250%	11/10/24	150	157
Equinor ASA	7.250%	9/23/27	250	329
Equinor ASA	3.625%	9/10/28	175	188
Equinor ASA	5.100%	8/17/40	125	155
Equinor ASA	4.250%	11/23/41	175	195
Equinor ASA	3.950%	5/15/43	125	135
Equinor ASA	4.800%	11/8/43	175	212
European Bank for Reconstruction & Development	1.875%	7/15/21	225	225
European Bank for Reconstruction & Development	1.500%	11/2/21	150	149
European Bank for Reconstruction & Development	1.875%	2/23/22	200	200
European Bank for Reconstruction & Development	2.750%	3/7/23	925	955
European Investment Bank	1.375%	6/15/20	1,625	1,614
European Investment Bank	2.875%	9/15/20	1,025	1,036
European Investment Bank	1.625%	12/15/20	125	124
European Investment Bank	4.000%	2/16/21	375	388
European Investment Bank	2.000%	3/15/21	1,450	1,453
European Investment Bank	2.500%	4/15/21	850	859
European Investment Bank	2.375%	5/13/21	1,850	1,868
European Investment Bank	1.625%	6/15/21	1,000	996
European Investment Bank	1.375%	9/15/21	100	99
European Investment Bank	2.125%	10/15/21	100	101
European Investment Bank	2.875%	12/15/21	1,150	1,179
European Investment Bank	2.625%	5/20/22	200	205
European Investment Bank	2.375%	6/15/22	1,725	1,753
European Investment Bank	2.500%	3/15/23	600	615
European Investment Bank	2.875%	8/15/23	800	832
European Investment Bank	3.125%	12/14/23	500	527
European Investment Bank	3.250%	1/29/24	810	859
European Investment Bank	2.625%	3/15/24	530	548
European Investment Bank	2.250%	6/24/24	200	204
European Investment Bank	2.500%	10/15/24	200	206
European Investment Bank	1.875%	2/10/25	1,050	1,049
European Investment Bank	2.375%	5/24/27	225	232
European Investment Bank	4.875%	2/15/36	225	296
Export Development Canada	2.000%	11/30/20	805	805
Export Development Canada	1.500%	5/26/21	525	521
Export Development Canada	1.375%	10/21/21	200	198
Export Development Canada	2.500%	1/24/23	40	41
Export Development Canada	2.625%	2/21/24	250	258
Export-Import Bank of Korea	2.500%	11/1/20	200	201
Export-Import Bank of Korea	2.500%	5/10/21	300	301
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	248
Export-Import Bank of Korea	3.500%	11/27/21	200	205
Export-Import Bank of Korea	5.000%	4/11/22	275	294
Export-Import Bank of Korea	3.000%	11/1/22	600	613
Export-Import Bank of Korea	3.625%	11/27/23	200	210
Export-Import Bank of Korea	4.000%	1/14/24	650	694
Export-Import Bank of Korea	2.625%	5/26/26	200	198
FMS Wertmanagement	2.000%	8/1/22	470	472
FMS Wertmanagement	2.750%	3/6/23	300	310
Hydro-Quebec	8.400%	1/15/22	375	430
Hydro-Quebec	8.050%	7/7/24	200	253
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	250
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	252
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	256
Inter-American Development Bank	1.875%	6/16/20	275	275
Inter-American Development Bank	1.375%	7/15/20	185	184
Inter-American Development Bank	2.125%	11/9/20	435	436
Inter-American Development Bank	1.875%	3/15/21	200	200
Inter-American Development Bank	2.625%	4/19/21	700	709
Inter-American Development Bank	2.125%	1/18/22	700	705
Inter-American Development Bank	1.750%	4/14/22	800	799
Inter-American Development Bank	3.000%	9/26/22	500	518
Inter-American Development Bank	2.500%	1/18/23	825	844
Inter-American Development Bank	3.000%	10/4/23	625	654
Inter-American Development Bank	3.000%	2/21/24	900	945
Inter-American Development Bank	2.125%	1/15/25	400	405
Inter-American Development Bank	7.000%	6/15/25	100	126
Inter-American Development Bank	2.000%	6/2/26	750	751
Inter-American Development Bank	2.375%	7/7/27	450	461
Inter-American Development Bank	3.125%	9/18/28	875	949
Inter-American Development Bank	3.875%	10/28/41	200	239
Inter-American Development Bank	3.200%	8/7/42	100	108

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.625%	9/4/20	775	772
	International Bank for Reconstruction & Development	1.625%	3/9/21	1,100	1,095
	International Bank for Reconstruction & Development	1.375%	5/24/21	1,100	1,090
	International Bank for Reconstruction & Development	2.250%	6/24/21	450	454
	International Bank for Reconstruction & Development	2.750%	7/23/21	930	947
	International Bank for Reconstruction & Development	1.375%	9/20/21	1,975	1,956
	International Bank for Reconstruction & Development	2.125%	12/13/21	255	257
	International Bank for Reconstruction & Development	2.000%	1/26/22	145	146
	International Bank for Reconstruction & Development	1.625%	2/10/22	1,025	1,021
	International Bank for Reconstruction & Development	2.125%	7/1/22	375	379
	International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,102
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,179
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	775
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,188
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	504
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	362
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	322
	International Finance Corp.	2.250%	1/25/21	950	955
	International Finance Corp.	2.875%	7/31/23	275	286
	International Finance Corp.	2.125%	4/7/26	600	606
7	Japan Bank for International Cooperation	2.125%	7/21/20	330	330
7	Japan Bank for International Cooperation	2.125%	11/16/20	344	344
7	Japan Bank for International Cooperation	3.125%	7/20/21	75	77
7	Japan Bank for International Cooperation	1.500%	7/21/21	750	743
7	Japan Bank for International Cooperation	2.000%	11/4/21	970	969
7	Japan Bank for International Cooperation	2.500%	6/1/22	450	456
7	Japan Bank for International Cooperation	2.375%	7/21/22	250	252
7	Japan Bank for International Cooperation	2.375%	11/16/22	540	545
7	Japan Bank for International Cooperation	3.250%	7/20/23	100	105
7	Japan Bank for International Cooperation	3.375%	7/31/23	100	105
7	Japan Bank for International Cooperation	3.375%	10/31/23	400	421
7	Japan Bank for International Cooperation	3.000%	5/29/24	500	520
7	Japan Bank for International Cooperation	2.125%	2/10/25	330	329
7	Japan Bank for International Cooperation	2.375%	4/20/26	200	201
7	Japan Bank for International Cooperation	2.250%	11/4/26	200	199
7	Japan Bank for International Cooperation	2.875%	7/21/27	200	207
7	Japan Bank for International Cooperation	2.750%	11/16/27	800	822
7	Japan Bank for International Cooperation	3.250%	7/20/28	300	320
7	Japan Bank for International Cooperation	3.500%	10/31/28	350	382
7	Japan International Cooperation Agency	2.750%	4/27/27	300	307
8	KFW	1.875%	6/30/20	1,100	1,098
8	KFW	2.750%	7/15/20	175	176
8	KFW	2.750%	9/8/20	1,700	1,715
8	KFW	2.750%	10/1/20	200	202
8	KFW	1.875%	12/15/20	550	549
8	KFW	1.625%	3/15/21	900	897
8	KFW	2.375%	3/24/21	900	908
8	KFW	1.500%	6/15/21	900	894
8	KFW	1.750%	9/15/21	600	599
8	KFW	2.000%	11/30/21	600	603
8	KFW	3.125%	12/15/21	1,115	1,149
8	KFW	2.500%	2/15/22	1,000	1,017
8	KFW	2.125%	3/7/22	1,000	1,008
8	KFW	2.125%	6/15/22	750	757
8	KFW	2.000%	10/4/22	950	956
8	KFW	2.375%	12/29/22	450	459
8	KFW	2.125%	1/17/23	1,025	1,036
8	KFW	2.625%	2/28/24	400	413
8	KFW	2.500%	11/20/24	1,800	1,857
8	KFW	2.000%	5/2/25	150	151
8	KFW	2.875%	4/3/28	500	531
8	KFW	0.000%	4/18/36	400	260
8	KFW	0.000%	6/29/37	200	126
	Korea Development Bank	4.625%	11/16/21	150	158
	Korea Development Bank	3.000%	9/14/22	750	765
	Korea Development Bank	3.375%	3/12/23	700	725
	Korea Development Bank	3.750%	1/22/24	500	529
8	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	45
8	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	105
8	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	854
8	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	487
8	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	270
8	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	258
	Nexen Energy ULC	7.875%	3/15/32	50	72
	Nexen Energy ULC	6.400%	5/15/37	450	599
	Nexen Energy ULC	7.500%	7/30/39	200	302
	Nordic Investment Bank	1.500%	9/29/20	200	199
	Nordic Investment Bank	1.625%	11/20/20	200	199
	Nordic Investment Bank	2.250%	2/1/21	200	201
	Nordic Investment Bank	1.250%	8/2/21	400	395
	Nordic Investment Bank	2.125%	2/1/22	200	202
	Nordic Investment Bank	2.875%	7/19/23	200	208
	Nordic Investment Bank	2.250%	5/21/24	200	204
9	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	298
9	Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	102
9	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	210
3	Oriental Republic of Uruguay	8.000%	11/18/22	125	141
3	Oriental Republic of Uruguay	4.500%	8/14/24	303	323
3	Oriental Republic of Uruguay	4.375%	10/27/27	150	162
3	Oriental Republic of Uruguay	4.375%	1/23/31	208	225
3	Oriental Republic of Uruguay	7.625%	3/21/36	195	277
3	Oriental Republic of Uruguay	4.125%	11/20/45	300	306
3	Oriental Republic of Uruguay	5.100%	6/18/50	965	1,086
	Petroleos Mexicanos	5.500%	1/21/21	500	506
	Petroleos Mexicanos	6.375%	2/4/21	851	873
	Petroleos Mexicanos	4.875%	1/24/22	425	423
	Petroleos Mexicanos	5.375%	3/13/22	184	185
	Petroleos Mexicanos	3.500%	1/30/23	465	442
	Petroleos Mexicanos	4.625%	9/21/23	187	183
	Petroleos Mexicanos	4.875%	1/18/24	350	343
	Petroleos Mexicanos	4.250%	1/15/25	100	93
	Petroleos Mexicanos	2.378%	4/15/25	30	30
	Petroleos Mexicanos	4.500%	1/23/26	110	100
	Petroleos Mexicanos	6.875%	8/4/26	599	605
	Petroleos Mexicanos	6.500%	3/13/27	1,236	1,222
	Petroleos Mexicanos	5.350%	2/12/28	556	505

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	6.500%	1/23/29	375	363
	Petroleos Mexicanos	6.625%	6/15/35	625	578
	Petroleos Mexicanos	6.625%	6/15/38	150	133
	Petroleos Mexicanos	6.500%	6/2/41	400	354
	Petroleos Mexicanos	5.500%	6/27/44	184	147
	Petroleos Mexicanos	6.375%	1/23/45	500	430
	Petroleos Mexicanos	5.625%	1/23/46	367	296
	Petroleos Mexicanos	6.750%	9/21/47	1,588	1,413
	Petroleos Mexicanos	6.350%	2/12/48	396	340
	Province of Alberta	2.200%	7/26/22	400	402
	Province of Alberta	3.350%	11/1/23	375	395
	Province of Alberta	2.950%	1/23/24	300	309
	Province of Alberta	3.300%	3/15/28	250	267
	Province of British Columbia	2.000%	10/23/22	200	201
	Province of British Columbia	2.250%	6/2/26	300	302
	Province of Manitoba	2.050%	11/30/20	300	300
	Province of Manitoba	2.100%	9/6/22	150	151
	Province of Manitoba	2.600%	4/16/24	150	154
	Province of Manitoba	2.125%	6/22/26	90	89
	Province of New Brunswick	2.500%	12/12/22	95	96
	Province of New Brunswick	3.625%	2/24/28	105	114
	Province of Ontario	2.550%	2/12/21	180	182
	Province of Ontario	2.500%	9/10/21	575	581
	Province of Ontario	2.400%	2/8/22	525	531
	Province of Ontario	2.550%	4/25/22	350	356
	Province of Ontario	2.250%	5/18/22	500	504
	Province of Ontario	2.450%	6/29/22	150	152
	Province of Ontario	2.200%	10/3/22	400	403
	Province of Ontario	3.400%	10/17/23	760	801
	Province of Ontario	3.050%	1/29/24	250	259
	Province of Ontario	3.200%	5/16/24	150	158
	Province of Ontario	2.500%	4/27/26	250	254
	Province of Ontario	2.300%	6/15/26	900	904
	Province of Quebec	3.500%	7/29/20	350	355
	Province of Quebec	2.750%	8/25/21	325	330
	Province of Quebec	2.375%	1/31/22	100	101
	Province of Quebec	2.625%	2/13/23	425	434
	Province of Quebec	2.500%	4/20/26	200	204
	Province of Quebec	2.750%	4/12/27	850	875
	Province of Quebec	7.500%	9/15/29	475	685
	Republic of Chile	3.875%	8/5/20	200	204
	Republic of Chile	2.250%	10/30/22	175	176
	Republic of Chile	3.125%	1/21/26	485	505
3	Republic of Chile	3.240%	2/6/28	460	482
	Republic of Chile	3.860%	6/21/47	275	297
	Republic of Colombia	4.375%	7/12/21	450	466
	Republic of Colombia	4.000%	2/26/24	400	418
	Republic of Colombia	8.125%	5/21/24	100	123
3	Republic of Colombia	4.500%	1/28/26	322	348
3	Republic of Colombia	3.875%	4/25/27	565	589
3	Republic of Colombia	4.500%	3/15/29	650	710
	Republic of Colombia	10.375%	1/28/33	200	313
	Republic of Colombia	7.375%	9/18/37	300	407
	Republic of Colombia	6.125%	1/18/41	125	155
3	Republic of Colombia	5.625%	2/26/44	475	562
3	Republic of Colombia	5.000%	6/15/45	965	1,065
	Republic of Colombia	5.200%	5/15/49	400	454
	Republic of Hungary	6.375%	3/29/21	700	748
	Republic of Hungary	5.375%	2/21/23	400	440
	Republic of Hungary	5.750%	11/22/23	400	453
	Republic of Hungary	5.375%	3/25/24	350	395
	Republic of Hungary	7.625%	3/29/41	230	369
	Republic of Indonesia	2.950%	1/11/23	425	427
	Republic of Indonesia	4.100%	4/24/28	200	211
	Republic of Indonesia	4.750%	2/11/29	425	471
	Republic of Indonesia	3.400%	9/18/29	200	200
6	Republic of Indonesia	4.750%	7/18/47	200	216
	Republic of Indonesia	4.350%	1/11/48	300	309
	Republic of Italy	6.875%	9/27/23	590	666
	Republic of Italy	5.375%	6/15/33	325	354
	Republic of Korea	3.875%	9/11/23	200	214
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Korea	2.750%	1/19/27	1,000	1,015
	Republic of Korea	3.875%	9/20/48	125	142
3	Republic of Panama	4.000%	9/22/24	200	213
3	Republic of Panama	3.750%	3/16/25	200	211
	Republic of Panama	7.125%	1/29/26	168	209
	Republic of Panama	8.875%	9/30/27	238	337
3	Republic of Panama	3.875%	3/17/28	460	491
	Republic of Panama	9.375%	4/1/29	300	449
3	Republic of Panama	6.700%	1/26/36	292	397
3	Republic of Panama	4.500%	4/16/50	410	460
3	Republic of Panama	4.300%	4/29/53	200	220
	Republic of Peru	7.350%	7/21/25	225	287
	Republic of Peru	8.750%	11/21/33	645	1,041
3	Republic of Peru	6.550%	3/14/37	225	317
	Republic of Peru	5.625%	11/18/50	475	653
	Republic of Poland	5.125%	4/21/21	275	289
	Republic of Poland	5.000%	3/23/22	775	832
	Republic of Poland	3.000%	3/17/23	325	333
	Republic of Poland	4.000%	1/22/24	350	376
	Republic of Poland	3.250%	4/6/26	150	159
	Republic of the Philippines	4.000%	1/15/21	350	359
	Republic of the Philippines	9.500%	10/21/24	350	470
	Republic of the Philippines	10.625%	3/16/25	100	143
	Republic of the Philippines	5.500%	3/30/26	225	265
	Republic of the Philippines	3.000%	2/1/28	400	410
	Republic of the Philippines	3.750%	1/14/29	400	434
	Republic of the Philippines	9.500%	2/2/30	300	479
	Republic of the Philippines	7.750%	1/14/31	400	588
	Republic of the Philippines	6.375%	1/15/32	200	270
	Republic of the Philippines	6.375%	10/23/34	550	766
	Republic of the Philippines	3.950%	1/20/40	700	778
	Republic of the Philippines	3.700%	3/1/41	200	217
	Republic of the Philippines	3.700%	2/2/42	350	379
	State of Israel	3.150%	6/30/23	400	415
	State of Israel	2.875%	3/16/26	200	207
	State of Israel	3.250%	1/17/28	300	317
	State of Israel	4.500%	1/30/43	200	229
	State of Israel	4.125%	1/17/48	250	274
	Svensk Exportkredit AB	1.875%	6/23/20	200	200
	Svensk Exportkredit AB	1.750%	8/28/20	380	379
	Svensk Exportkredit AB	2.750%	10/7/20	260	262
	Svensk Exportkredit AB	1.750%	3/10/21	250	249
	Svensk Exportkredit AB	2.375%	4/9/21	200	202
	Svensk Exportkredit AB	2.875%	5/22/21	200	204
	Svensk Exportkredit AB	3.125%	11/8/21	200	206
	Svensk Exportkredit AB	2.000%	8/30/22	190	191
	Svensk Exportkredit AB	2.875%	3/14/23	195	202
	Syngenta Finance NV	3.125%	3/28/22	100	100
	United Mexican States	3.500%	1/21/21	100	101
	United Mexican States	3.625%	3/15/22	548	561
	United Mexican States	3.600%	1/30/25	510	521
	United Mexican States	4.125%	1/21/26	445	465
	United Mexican States	4.150%	3/28/27	1,300	1,360
	United Mexican States	3.750%	1/11/28	675	687
	United Mexican States	4.500%	4/22/29	200	214
	United Mexican States	8.300%	8/15/31	220	309
	United Mexican States	7.500%	4/8/33	100	133
	United Mexican States	6.050%	1/11/40	1,083	1,292
	United Mexican States	4.750%	3/8/44	765	797
	United Mexican States	5.550%	1/21/45	330	384
	United Mexican States	4.600%	1/23/46	600	613
	United Mexican States	4.350%	1/15/47	760	754
	United Mexican States	4.600%	2/10/48	255	263
	United Mexican States	5.750%	10/12/10	342	373
Total Sovereign Bonds (Cost $159,457)					164,817

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	90	92
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	150	203
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	50	67
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	50	78
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	125	217
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	144
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	375
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	324
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	150	150
	California GO	2.800%	4/1/21	150	152
	California GO	5.700%	11/1/21	250	272
	California GO	3.375%	4/1/25	100	106
	California GO	3.500%	4/1/28	150	162
	California GO	4.500%	4/1/33	190	215
	California GO	7.500%	4/1/34	350	528
	California GO	4.600%	4/1/38	300	328
	California GO	7.300%	10/1/39	75	113
	California GO	7.350%	11/1/39	1,425	2,155
	California GO	7.625%	3/1/40	205	323
	California GO	7.600%	11/1/40	200	324
	California State University Systemwide Revenue	3.899%	11/1/47	50	54
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	66
	Chicago IL GO	7.045%	1/1/29	50	55
	Chicago IL GO	7.375%	1/1/33	150	178
	Chicago IL GO	6.314%	1/1/44	100	108
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	100	130
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	125	177
	Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	75	88
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	150	196
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	125	169
	Clark County NV Airport System Revenue	6.881%	7/1/42	100	100
	Clark County NV Airport System Revenue	6.820%	7/1/45	100	157
	Commonwealth Financing Authority PA Revenue	3.807%	6/1/41	55	58
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	100	105
	Connecticut GO	5.090%	10/1/30	175	202
	Connecticut GO	5.850%	3/15/32	200	257
	Cook County IL GO	6.229%	11/15/34	50	67
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	141
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	64
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	150	208
	Dallas TX Independent School District GO	6.450%	2/15/35	100	107
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	150	192
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	150	151
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	450	453
	George Washington University	4.126%	9/15/48	150	168
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	248	298
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	149	195
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	74	94
	Houston TX GO	6.290%	3/1/32	135	165
	Illinois GO	4.950%	6/1/23	400	419
	Illinois GO	5.100%	6/1/33	1,200	1,264
	Illinois GO	7.350%	7/1/35	300	354
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	67
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	150	163
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	100	117
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	25	26
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	100	152
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	100	157
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	244
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	160
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	274
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	97
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	78
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	50	67
	Massachusetts GO	4.200%	12/1/21	125	129
	Massachusetts GO	5.456%	12/1/39	150	191
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	100	131
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	50	71

	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	135
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	125	133
	Michigan State University Revenue	4.496%	8/15/48	50	54
	Mississippi GO	5.245%	11/1/34	50	61
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	100	105
10	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	225	284
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	100	104

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	400	541
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	155
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	602
	New York City NY GO	6.246%	6/1/35	25	26
	New York City NY GO	5.517%	10/1/37	50	65
	New York City NY GO	6.271%	12/1/37	100	139
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	50	70
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	50	70
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	50	71
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	100	133
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	175	247
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	150	187
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	100	128
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	75	95
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	612
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	64
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	100	124
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	150	182
	New York State Urban Development Corp. Revenue(Personal Income Tax)	3.900%	3/15/33	100	107
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	233
	Ohio State University General Receipts Revenue	4.910%	6/1/40	100	124
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	109
	Ohio State University General Receipts Revenue	4.800%	6/1/11	100	123
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	88
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	150	198
	Oregon GO	5.762%	6/1/23	135	148
	Oregon GO	5.892%	6/1/27	75	91
11	Oregon School Boards Association GO	5.528%	6/30/28	50	59
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	50	57
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	66
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	75	98
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	250	319
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	100	111
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	30	34
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	100	126
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	550	658
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	100	125
	President & Fellows of Harvard College	4.875%	10/15/40	225	278
	President & Fellows of Harvard College	3.150%	7/15/46	100	100
	Princeton University	5.700%	3/1/39	200	270
	Regents of the University of California Revenue	3.063%	7/1/25	100	104
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	100	143
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	65
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	75	73
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	50	49
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	100	114
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	150	186
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	125	169
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	125	172
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	142
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	100	154
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	100	103
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	246
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	100	99
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	100	149
	Texas GO	5.517%	4/1/39	50	66
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	211
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	60
	University of California Regents Medical Center Revenue	6.548%	5/15/48	250	359
	University of California Regents Medical Center Revenue	6.583%	5/15/49	50	72
	University of California Revenue	5.946%	5/15/45	175	234
	University of California Revenue	4.858%	5/15/12	175	212
	University of California Revenue	4.767%	5/15/15	100	118
	University of Southern California	5.250%	10/1/11	100	136
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	50	51
	University of Texas Revenue	3.354%	8/15/47	50	51
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	25	25
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	75	92
	University of Virginia Revenue	4.179%	9/1/17	50	57
	Utah GO	4.554%	7/1/24	50	53
	Utah GO	3.539%	7/1/25	50	52
	Washington GO	5.140%	8/1/40	150	189
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	266
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	100	105
11	Wisconsin GO	5.700%	5/1/26	70	80
Total Taxable Municipal Bonds (Cost $23,134)					27,387

Total Bond Market Index Portfolio

					Market
			Maturity		Value•
		Coupon	Date	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
12	Vanguard Market Liquidity Fund (Cost $87,654)	2.499%		876,522	87,670
Total Investments (101.7%) (Cost $3,869,856)					3,995,086

Face
Amount
($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
3	UMBS TBA	2.500%	7/1/34	(3,550)	(3,574)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $3,566)	(3,574)

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	195
Receivables for Investment Securities Sold	36,243
Receivables for Accrued Income	24,493
Receivables for Capital Shares Issued	4,268
Other Assets	1,299
Total Other Assets	66,498
Other Liabilities
Payables for Investment Securities Purchased	(126,118)
Payables for Capital Shares Redeemed	(930)
Payables to Vanguard	(1,392)
Total Other Liabilities	(128,440)
Net Assets (100%)
Applicable to 329,629,913 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,929,570
Net Asset Value Per Share	$11.92

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,768,631
Total Distributable Earnings (Loss)	160,939
Net Assets	3,929,570

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
†	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.
1	U.S. government-guaranteed.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2019.
5

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $26,260,000, representing 0.7% of net assets.

7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	55,416
Total Income	55,416
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative	2,274
Marketing and Distribution	199
Custodian Fees	32
Shareholders’ Reports	15
Trustees’ Fees and Expenses	1
Total Expenses	2,587
Net Investment Income	52,829
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,010
Futures Contracts	(7)
Realized Net Gain (Loss)	1,003
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	168,327
Sale Commitments	(8)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	168,319
Net Increase (Decrease) in Net Assets Resulting from Operations	222,151

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $715,000, $2,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,829	94,491
Realized Net Gain (Loss)	1,003	(11,812)
Change in Unrealized Appreciation (Depreciation)	168,319	(87,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,151	(4,830)
Distributions
Net Investment Income	(97,897)	(79,188)
Realized Capital Gain[1]	—	(6,703)
Total Distributions	(97,897)	(85,891)
Capital Share Transactions
Issued	483,588	657,403
Issued in Lieu of Cash Distributions	97,897	85,891
Redeemed	(310,722)	(616,385)
Net Increase (Decrease) from Capital Share Transactions	270,763	126,909
Total Increase (Decrease)	395,017	36,188
Net Assets
Beginning of Period	3,534,553	3,498,365
End of Period	3,929,570	3,534,553

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.54	$11.86	$11.77	$11.79	$12.07	$11.73
Investment Operations
Net Investment Income	.165[1]	.313[1]	.292[1]	.283	.276	.281
Net Realized and Unrealized Gain (Loss) on Investments	.526	(.343)	.119	.007	(.233)	.397
Total from Investment Operations	.691	(.030)	.411	.290	.043	.678
Distributions
Dividends from Net Investment Income	(.311)	(.267)	(.283)	(.277)	(.272)	(.295)
Distributions from Realized Capital Gains	—	(.023)	(.038)	(.033)	(.051)	(.043)
Total Distributions	(.311)	(.290)	(.321)	(.310)	(.323)	(.338)
Net Asset Value, End of Period	$11.92	$11.54	$11.86	$11.77	$11.79	$12.07

Total Return	6.09%	-0.21%	3.57%	2.47%	0.33%	5.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,930	$3,535	$3,498	$2,985	$2,799	$2,619
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.74%	2.48%	2.41%	2.43%	2.47%
Portfolio Turnover Rate[2]	79%	89%	91%	104%	149%	118%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes 17%, 26%, 24%, 33%, 61%, and 61% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Notes to Financial Statements

The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2019.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage- backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

Total Bond Market Index Portfolio

4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $195,000, representing 0.00% of the portfolio’s net assets and 0.08% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market Index Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,560,643	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	104,260	154
Corporate Bonds	—	1,050,155	—
Sovereign Bonds	—	164,817	—
Taxable Municipal Bonds	—	27,387	—
Temporary Cash Investments	87,670	—	—
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(3,574)	—
Total	87,670	3,903,688	154

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,869,857
Gross Unrealized Appreciation	136,953
Gross Unrealized Depreciation	(11,732)
Net Unrealized Appreciation (Depreciation)	125,221

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the portfolio had available capital losses totaling $11,830,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the portfolio purchased $205,174,000 of investment securities and sold $153,536,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,482,938,000 and $1,313,712,000, respectively.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	41,514	57,508
Issued in Lieu of Cash Distributions	8,535	7,574
Redeemed	(26,609)	(53,952)
Net Increase (Decrease) in Shares Outstanding	23,440	11,130

At June 30, 2019, one shareholder, an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders, was the record or beneficial owner of 40% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Total Bond Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total International Stock Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Total International Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total International Stock Market Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Market Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,131.97	$0.58
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.25	0.55

The calculations are based on the Total International Stock Market Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Total International Stock Market Index Portfolio’s annualized expense figure for that period is 0.11%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in period,then divided by the number of days in the recent 12-month period (181/365).

Total International Stock Market Index Portfolio

Allocation to Underlying Funds

As of June 30, 2019

Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0
Vanguard Emerging Markets Stock Index Fund Admiral Shares	14.5
Vanguard European Stock Index Fund Admiral Shares	13.4
Vanguard Pacific Stock Index Fund Admiral Shares	9.1
Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares	7.0

Total International Stock Market Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (98.7%)
International Stock Funds (98.7%)
Vanguard Developed Markets Index Fund Admiral Shares	6,587,081	88,267
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	2,784,183	88,203
Vanguard Emerging Markets Stock Index Fund Admiral Shares	1,295,730	45,739
Vanguard European Stock Index Fund Admiral Shares	613,904	42,188
Vanguard Pacific Stock Index Fund Admiral Shares	350,255	28,710
Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares	547,537	21,934
Total Investment Companies (Cost $324,108)	315,041
Temporary Cash Investments (1.4%)
Money Market Fund (1.3%)
1	Vanguard Market Liquidity Fund, 2.499%	40,564	4,057

Face
Amount
($000)
U.S. Government and Agency Obligations (0.1%)
2	United States Treasury Bill, 2.385%, 8/1/19	200	200
Total Temporary Cash Investments (Cost $4,257)	4,257
Total Investments (100.1%) (Cost $328,365)	319,298
Other Assets and Liabilities (-0.1%)
Other Assets	1,485
Liabilities	(1,670)
(185)
Net Assets (100%)
Applicable to 16,024,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	319,113
Net Asset Value Per Share	$19.91

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Affiliated Funds	319,098
Unaffiliated Issuers	200
Total Investments in Securities	319,298
Receivables for Capital Shares Issued	1,453
Receivables for Accrued Income	8
Variation Margin Receivable—Futures Contracts	24
Total Assets	320,783
Liabilities
Payables for Investment Securities Purchased	606
Payables for Capital Shares Redeemed	1,064
Total Liabilities	1,670
Net Assets	319,113

Total International Stock Market Index Portfolio

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	322,391
Total Distributable Earnings (Loss)	(3,278)
Net Assets	319,113

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2   Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
S&P/TSX 60 Index	September 2019	27		4,040	17

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	4,257
Interest	2
Net Investment Income—Note B	4,259
Realized Net Gain (Loss)
Affiliated Funds Sold	1,377
Futures Contracts	409
Realized Net Gain (Loss)	1,786
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	23,753
Futures Contracts	86
Change in Unrealized Appreciation (Depreciation)	23,839
Net Increase (Decrease) in Net Assets Resulting from Operations	29,884

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,259	4,759
Realized Net Gain (Loss)	1,786	(5)
Change in Unrealized Appreciation (Depreciation)	23,839	(34,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,884	(29,833)
Distributions
Net Investment Income	(4,990)	(635)
Realized Capital Gain[1]	(29)	(64)
Total Distributions	(5,019)	(699)
Capital Share Transactions
Issued	103,926	180,119
Issued in Lieu of Cash Distributions	5,019	699
Redeemed	(14,774)	(21,027)
Net Increase (Decrease) from Capital Share Transactions	94,171	159,791
Total Increase (Decrease)	119,036	129,259
Net Assets
Beginning of Period	200,077	70,818
End of Period	319,113	200,077

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $29,000 and $64,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Financial Highlights

	Six Months	Year	Sept. 7,
	Ended	Ended	2017[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017
Net Asset Value, Beginning of Period	$17.94	$21.15	$20.00
Investment Operations
Net Investment Income[2]	.310	.646	.341
Capital Gain Distributions Received[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.045	(3.716)	.809
Total from Investment Operations	2.355	(3.070)	1.150
Distributions
Dividends from Net Investment Income	(.383)	(.127)	—
Distributions from Realized Capital Gains	(.002)	(.013)	—
Total Distributions	(.385)	(.140)	—
Net Asset Value, End of Period	$19.91	$17.94	$21.15

Total Return	13.20%	-14.62%	5.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$319	$200	$71
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	3.22%	3.23%	5.20%[3]
Portfolio Turnover Rate	11%	6%	5%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Notes to Financial Statements

The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2017—2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

Total International Stock Market Index Portfolio

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2019, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	315,041	—	—
Temporary Cash Investments	4,057	200	—
Futures Contracts—Assets[1]	24	—	—
Total	319,122	200	—

1 Represents variation margin on the last day of the reporting period.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	328,365
Gross Unrealized Appreciation	3,410
Gross Unrealized Depreciation	(12,460)
Net Unrealized Appreciation (Depreciation)	(9,050)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	5,369	8,863
Issued in Lieu of Cash Distributions	260	33
Redeemed	(757)	(1,092)
Net Increase (Decrease) in Shares Outstanding	4,872	7,804

Total International Stock Market Index Portfolio

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec, 31,		Proceeds	Realized						June 30,
	2018		from	Net		Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep.	)	Income	Received	Value

	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,401	NA1	NA1	2		—		50	—	4,057
Vanguard Developed Markets Index Fund	54,990	29,885	3,967	361		6,998		1,242	—	88,267
Vanguard Emerging Markets Stock Index Fund	28,452	16,216	2,444	259		3,256		370	—	45,739
Vanguard European Stock Index Fund	26,881	13,998	2,455	183		3,581		912	—	42,188
Vanguard FTSE All-World ex-US Index Fund	54,711	29,732	3,348	333		6,775		1,240	—	88,203
Vanguard FTSE All-World ex-US Small-Cap Index Fund	12,993	8,752	1,421	129		1,481		176	—	21,934
Vanguard Pacific Stock Index Fund	18,385	9,594	1,041	110		1,662		267	—	28,710
Total	199,813	108,177	14,676	1,377		23,753		4,257	—	319,098

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Total International Stock Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the portfolio’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total Stock Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Total Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Stock Market Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,186.25	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65

The calculations are based on the Total Stock Market Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Total Stock Market Index Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (181/365).

Total Stock Market Index Portfolio

Allocation to Underlying Funds

As of June 30, 2019

Vanguard Variable Insurance Fund Equity Index Portfolio	83.1%
Vanguard Extended Market Index Fund Admiral Shares	16.9

Total Stock Market Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	47,109,317	2,027,114
Vanguard Extended Market Index Admiral Shares	4,590,965	413,095
Total Investment Companies (Cost $1,879,962)	2,440,209
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.499% (Cost $1)	9	1
Total Investments (100.0%) (Cost $1,879,963)	2,440,210
Other Assets and Liabilities (0.0%)
Other Assets	1,770
Liabilities	(2,010)
(240)
Net Assets (100%)
Applicable to 62,826,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,439,970
Net Asset Value Per Share	$38.84

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	2,440,210
Receivables for Investment Securities Sold	794
Receivables for Capital Shares Issued	975
Receivables for Accrued Income	1
Total Assets	2,441,980
Liabilities
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	978
Other Liabilities	1,031
Total Liabilities	2,010
Net Assets	2,439,970

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,770,975
Total Distributable Earnings (Loss)	668,995
Net Assets	2,439,970

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	39,655
Net Investment Income—Note B	39,655
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	49,187
Affiliated Funds Sold	22,256
Realized Net Gain (Loss)	71,443
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	271,164
Net Increase (Decrease) in Net Assets Resulting from Operations	382,262

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,655	34,940
Realized Net Gain (Loss)	71,443	66,456
Change in Unrealized Appreciation (Depreciation)	271,164	(219,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	382,262	(118,193)
Distributions
Net Investment Income	(37,038)	(32,762)
Realized Capital Gain[1]	(66,316)	(83,757)
Total Distributions	(103,354)	(116,519)
Capital Share Transactions
Issued	130,522	278,054
Issued in Lieu of Cash Distributions	103,354	116,519
Redeemed	(119,802)	(217,186)
Net Increase (Decrease) from Capital Share Transactions	114,074	177,387
Total Increase (Decrease)	392,982	(57,325)
Net Assets
Beginning of Period	2,046,988	2,104,313
End of Period	2,439,970	2,046,988

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $1,049,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.26	$38.26	$34.10	$32.06	$33.46	$32.01
Investment Operations
Net Investment Income	.645	1.603	1.604	1.710	.480	.506	1
Capital Gain Distributions Received	.800	1.494	1.890	1.478	.672	.462	1
Net Realized and Unrealized Gain (Loss) on Investments	4.860	(2.964)	5.270	2.598	(1.019)	2.717
Total from Investment Operations	6.305	(1.867)	6.764	3.786	.133	3.685
Distributions
Dividends from Net Investment Income	(.618)	(.600)	(.699)	(.484)	(.433)	(.450)
Distributions from Realized Capital Gains	(1.107)	(1.533)	(1.905)	(1.262)	(1.100)	(1.785)
Total Distributions	(1.725)	(2.133)	(2.604)	(1.746)	(1.533)	(2.235)
Net Asset Value, End of Period	$38.84	$34.26	$38.26	$34.10	$32.06	$33.46

Total Return	18.63%	-5.34%	20.97%	12.56%	0.37%	12.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,440	$2,047	$2,104	$1,735	$1,699	$1,629
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.15%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.59%	1.71%	2.10%	1.53%	1.61%
Portfolio Turnover Rate	5%	5%	6%	9%	5%	9%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Notes to Financial Statements

The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2019, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Total Stock Market Index Portfolio

At June 30, 2019, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,879,963
Gross Unrealized Appreciation	560,902
Gross Unrealized Depreciation	(655)
Net Unrealized Appreciation (Depreciation)	560,247

E.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	3,473	7,370
Issued in Lieu of Cash Distributions	2,779	3,121
Redeemed	(3,181)	(5,731)
Net Increase (Decrease) in Shares Outstanding	3,071	4,760

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec, 31,		Proceeds	Realized						June 30,
	2018		from	Net		Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard Extended Market Index Fund	344,094	17,057	12,797	4,135		60,606		2,084	—	413,095
Vanguard Market Liquidity Fund	2,752	NA1	NA1	—		—		4	—	1
Vanguard Variable Insurance Fund— Equity Index Portfolio	1,703,774	143,501	48,840	18,121		210,558		37,567	49,187	2,027,114
Total	2,050,620	160,558	61,637	22,256		271,164		39,655	49,187	2,440,210

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Total Stock Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Equity Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Index Portfolio	12/31/2018	6/30/2019	Period
Based on Actual Portfolio Return	$1,000.00	$1,184.47	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Equity Index Portfolio

Sector Diversification

As of June 30, 2019

Communication Services	10.2%
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.4
Information Technology	21.5
Materials	2.8
Real Estate	3.0
Utilities	3.3

The table reflects the portfolio’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Index Portfolio

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (10.2%)
*	Facebook Inc. Class A	565,898	109,218
*	Alphabet Inc. Class C	72,384	78,241
*	Alphabet Inc. Class A	70,326	76,149
	AT&T Inc.	1,719,395	57,617
	Walt Disney Co.	411,226	57,424
	Verizon Communications Inc.	974,236	55,658
	Comcast Corp. Class A	1,066,945	45,111
*	Netflix Inc.	102,998	37,833
*	Charter Communications Inc. Class A	40,531	16,017
	Activision Blizzard Inc.	180,641	8,526
*	Electronic Arts Inc.	69,579	7,046
*	Twitter Inc.	172,645	6,025
	Omnicom Group Inc.	51,722	4,239
	CBS Corp. Class B	83,204	4,152
	Fox Corp. Class A	83,846	3,072
*	Take-Two Interactive Software Inc.	26,505	3,009
	CenturyLink Inc.	223,570	2,629
	Viacom Inc. Class B	83,104	2,482
*	Discovery Communications Inc.	84,242	2,397
*	DISH Network Corp. Class A	54,150	2,080
	Interpublic Group of Cos. Inc.	90,316	2,040
	News Corp. Class A	108,193	1,460
	Fox Corp. Class B	38,278	1,398
*	Discovery Communications Inc. Class A	37,518	1,152
*	TripAdvisor Inc.	24,096	1,115
	News Corp. Class B	11,121	155
			586,245
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	97,411	184,460
	Home Depot Inc.	259,223	53,911
	McDonald’s Corp.	179,838	37,345
	NIKE Inc. Class B	296,124	24,860
	Starbucks Corp.	285,277	23,915
*	Booking Holdings Inc.	10,199	19,120
	Lowe’s Cos. Inc.	184,537	18,622
	TJX Cos. Inc.	285,969	15,122
	General Motors Co.	311,340	11,996
	Target Corp.	120,734	10,457
	Ford Motor Co.	924,382	9,456
	Marriott International Inc. Class A	65,168	9,142
	Ross Stores Inc.	86,263	8,550
	Dollar General Corp.	60,857	8,226
	Yum! Brands Inc.	71,961	7,964
	eBay Inc.	193,083	7,627
*	O’Reilly Automotive Inc.	18,513	6,837
	VF Corp.	76,887	6,716
	Hilton Worldwide Holdings Inc.	68,650	6,710
*	AutoZone Inc.	5,782	6,357
*	Dollar Tree Inc.	55,823	5,995
	Royal Caribbean Cruises Ltd.	40,725	4,936
	Aptiv plc	60,363	4,879
*	Ulta Beauty Inc.	13,044	4,525
	Carnival Corp.	93,974	4,375
*	Chipotle Mexican Grill Inc. Class A	5,712	4,186
	Best Buy Co. Inc.	54,615	3,808
	Expedia Group Inc.	27,906	3,712
	Genuine Parts Co.	34,250	3,548
	Darden Restaurants Inc.	29,056	3,537
	DR Horton Inc.	80,717	3,481
	MGM Resorts International	119,440	3,412
*	CarMax Inc.	39,000	3,386
	Lennar Corp. Class A	66,047	3,201
	Tractor Supply Co.	28,453	3,096
	Hasbro Inc.	27,520	2,908
	Wynn Resorts Ltd.	22,655	2,809
*	Norwegian Cruise Line Holdings Ltd.	50,948	2,732
	Advance Auto Parts Inc.	16,765	2,584
	Tiffany & Co.	25,443	2,383
	Garmin Ltd.	28,325	2,260
	Tapestry Inc.	68,074	2,160
	Whirlpool Corp.	15,041	2,141
*	Mohawk Industries Inc.	14,467	2,134
	BorgWarner Inc.	48,815	2,049
*	LKQ Corp.	73,618	1,959
	PulteGroup Inc.	59,392	1,878
	Kohl’s Corp.	38,451	1,828
	PVH Corp.	17,705	1,676
	Macy’s Inc.	74,025	1,589
	Hanesbrands Inc.	84,035	1,447
	H&R Block Inc.	48,018	1,407
	Ralph Lauren Corp. Class A	12,374	1,406
	L Brands Inc.	53,808	1,404
	Newell Brands Inc.	90,758	1,400
	Harley-Davidson Inc.	37,602	1,347
*	Capri Holdings Ltd.	35,736	1,239
	Leggett & Platt Inc.	30,688	1,178
*,^	Under Armour Inc. Class A	45,335	1,149
	Foot Locker Inc.	26,622	1,116
*	Under Armour Inc. Class C	43,526	966
	Gap Inc.	49,909	897
	Nordstrom Inc.	25,046	798
	Lennar Corp. Class B	1,030	40
			586,354
Consumer Staples (7.2%)
	Procter & Gamble Co.	590,820	64,783
	Coca-Cola Co.	904,349	46,049
	PepsiCo Inc.	330,163	43,294
	Walmart Inc.	329,430	36,399
	Philip Morris International Inc.	366,587	28,788
	Costco Wholesale Corp.	103,608	27,379
	Altria Group Inc.	441,103	20,886
	Mondelez International Inc. Class A	338,913	18,267
	Colgate-Palmolive Co.	202,201	14,492
	Kimberly-Clark Corp.	80,813	10,771
	Walgreens Boots Alliance Inc.	183,276	10,020
	Estee Lauder Cos. Inc. Class A	51,683	9,464
	Sysco Corp.	111,488	7,884
	Constellation Brands Inc. Class A	39,432	7,766
	General Mills Inc.	141,551	7,434
*	Monster Beverage Corp.	92,429	5,900
	Tyson Foods Inc. Class A	69,349	5,599
	Archer-Daniels-Midland Co.	131,551	5,367
	Clorox Co.	30,054	4,602
	Kraft Heinz Co.	147,856	4,589
	McCormick & Co. Inc.	28,750	4,457
	Hershey Co.	32,668	4,379
	Church & Dwight Co. Inc.	57,733	4,218
	Kroger Co.	190,322	4,132
	Kellogg Co.	58,065	3,111
	JM Smucker Co.	26,605	3,065
	Conagra Brands Inc.	114,148	3,027
^	Hormel Foods Corp.	63,620	2,579
	Molson Coors Brewing Co. Class B	44,088	2,469
	Lamb Weston Holdings Inc.	34,366	2,177
	Brown-Forman Corp. Class B	38,985	2,161
	Campbell Soup Co.	45,397	1,819
	Coty Inc. Class A	72,248	968
			418,295
Energy (5.0%)
	Exxon Mobil Corp.	996,844	76,388
	Chevron Corp.	448,810	55,850
	ConocoPhillips	266,088	16,231
	Schlumberger Ltd.	327,087	12,998
	EOG Resources Inc.	136,959	12,759
	Kinder Morgan Inc.	457,437	9,551
	Phillips 66	98,618	9,225
	Occidental Petroleum Corp.	175,889	8,844
	Marathon Petroleum Corp.	156,367	8,738
	Valero Energy Corp.	98,122	8,400
	Anadarko Petroleum Corp.	118,401	8,354
	Williams Cos. Inc.	286,084	8,022
	ONEOK Inc.	97,569	6,714
	Pioneer Natural Resources Co.	39,499	6,077
	Concho Resources Inc.	47,060	4,856
	Halliburton Co.	204,819	4,658
	Diamondback Energy Inc.	36,678	3,997
	Hess Corp.	59,601	3,789
	Baker Hughes a GE Co. Class A	120,916	2,978
	Devon Energy Corp.	96,923	2,764
	Marathon Oil Corp.	191,097	2,715
	TechnipFMC plc	100,005	2,594
	Apache Corp.	88,111	2,553
	Noble Energy Inc.	113,633	2,545
	Cabot Oil & Gas Corp.	98,917	2,271

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	National Oilwell Varco Inc.	92,200	2,050
	HollyFrontier Corp.	37,075	1,716
	Cimarex Energy Co.	23,743	1,409
	Helmerich & Payne Inc.	25,528	1,292
			290,338
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	425,016	90,601
	JPMorgan Chase & Co.	764,019	85,417
	Bank of America Corp.	2,082,977	60,406
	Wells Fargo & Co.	952,771	45,085
	Citigroup Inc.	544,833	38,155
	American Express Co.	161,240	19,903
	US Bancorp	352,971	18,496
	Goldman Sachs Group Inc.	80,051	16,378
	CME Group Inc.	84,290	16,362
	Chubb Ltd.	107,952	15,900
	PNC Financial Services Group Inc.	106,535	14,625
	S&P Global Inc.	57,977	13,207
	Morgan Stanley	301,426	13,205
	BlackRock Inc.	28,042	13,160
	Marsh & McLennan Cos. Inc.	120,332	12,003
	Intercontinental Exchange Inc.	132,608	11,396
	Charles Schwab Corp.	280,045	11,255
	MetLife Inc.	223,342	11,093
	Progressive Corp.	137,635	11,001
	Aon plc	56,611	10,925
	American International Group Inc.	205,009	10,923
	Capital One Financial Corp.	110,792	10,053
	Aflac Inc.	175,934	9,643
	Prudential Financial Inc.	95,422	9,638
	Travelers Cos. Inc.	61,830	9,245
	Bank of New York Mellon Corp.	207,653	9,168
	BB&T Corp.	180,676	8,877
	Allstate Corp.	78,453	7,978
	Moody’s Corp.	38,929	7,603
*	Berkshire Hathaway Inc. Class A	21	6,685
	SunTrust Banks Inc.	104,193	6,549
	T. Rowe Price Group Inc.	55,527	6,092
	Discover Financial Services	76,116	5,906
	Willis Towers Watson plc	30,529	5,848
	M&T Bank Corp.	32,149	5,468
	Synchrony Financial	149,545	5,185
	State Street Corp.	87,754	4,919
	Fifth Third Bancorp	172,059	4,800
	Hartford Financial Services Group Inc.	85,581	4,769
	MSCI Inc. Class A	19,832	4,736
	Northern Trust Corp.	51,267	4,614
	Ameriprise Financial Inc.	31,726	4,605
	KeyCorp	236,188	4,192
	Arthur J Gallagher & Co.	43,896	3,845
	Citizens Financial Group Inc.	107,705	3,808
	First Republic Bank	38,559	3,765
	Cincinnati Financial Corp.	36,003	3,732
	Regions Financial Corp.	237,721	3,552
	Principal Financial Group Inc.	60,635	3,512
	Loews Corp.	63,093	3,449
	Huntington Bancshares Inc.	244,891	3,384
	Lincoln National Corp.	47,810	3,081
*	SVB Financial Group	12,405	2,786
	Cboe Global Markets Inc.	26,341	2,730
	Comerica Inc.	36,453	2,648
	Nasdaq Inc.	27,250	2,621
	E*TRADE Financial Corp.	57,642	2,571
	Raymond James Financial Inc.	29,663	2,508
	Franklin Resources Inc.	69,124	2,406
	Everest Re Group Ltd.	9,549	2,360
	MarketAxess Holdings Inc.	7,187	2,310
	Torchmark Corp.	23,938	2,142
	Zions Bancorp NA	43,571	2,003
	Invesco Ltd.	93,101	1,905
	Unum Group	49,978	1,677
	People’s United Financial Inc.	92,025	1,544
	Assurant Inc.	14,487	1,541
	Jefferies Financial Group Inc.	58,864	1,132
	Affiliated Managers Group Inc.	12,208	1,125
			754,206
Health Care (14.1%)
	Johnson & Johnson	625,346	87,098
	Pfizer Inc.	1,307,631	56,647
	UnitedHealth Group Inc.	223,810	54,612
	Merck & Co. Inc.	606,369	50,844
	Abbott Laboratories	415,452	34,940
	Medtronic plc	315,723	30,748
	Thermo Fisher Scientific Inc.	94,218	27,670
	Amgen Inc.	143,691	26,479
	AbbVie Inc.	348,232	25,323
	Eli Lilly & Co.	203,509	22,547
	Danaher Corp.	148,344	21,201
	Gilead Sciences Inc.	299,164	20,212
	Bristol-Myers Squibb Co.	385,420	17,479
	Anthem Inc.	60,562	17,091
	CVS Health Corp.	305,985	16,673
	Becton Dickinson and Co.	63,544	16,014
*	Celgene Corp.	166,148	15,359
	Stryker Corp.	72,932	14,993
*	Intuitive Surgical Inc.	27,208	14,272
*	Boston Scientific Corp.	327,597	14,080
	Cigna Corp.	89,215	14,056
	Zoetis Inc.	112,792	12,801
*	Illumina Inc.	34,648	12,756
	Allergan plc	72,624	12,159
*	Vertex Pharmaceuticals Inc.	60,358	11,068
*	Biogen Inc.	45,702	10,688
	Baxter International Inc.	111,958	9,169
*	Edwards Lifesciences Corp.	49,128	9,076
	HCA Healthcare Inc.	63,049	8,522
	Humana Inc.	31,831	8,445
*	Alexion Pharmaceuticals Inc.	52,989	6,941
	McKesson Corp.	44,657	6,002
*	IQVIA Holdings Inc.	37,132	5,975
*	Regeneron Pharmaceuticals Inc.	18,541	5,803
	Zimmer Biomet Holdings Inc.	48,355	5,693
	Cerner Corp.	76,769	5,627
	Agilent Technologies Inc.	74,571	5,568
*	IDEXX Laboratories Inc.	20,172	5,554
*	Centene Corp.	97,814	5,129
*	Mettler-Toledo International Inc.	5,824	4,892
*	Align Technology Inc.	17,082	4,675
	ResMed Inc.	33,986	4,147
*	Laboratory Corp. of America Holdings	23,166	4,005
	Cooper Cos. Inc.	11,709	3,945
	Teleflex Inc.	10,958	3,629
*	Incyte Corp.	41,821	3,553
*	Waters Corp.	16,414	3,533
*	WellCare Health Plans Inc.	11,874	3,385
	Cardinal Health Inc.	70,011	3,298
	Quest Diagnostics Inc.	31,557	3,213
	Dentsply Sirona Inc.	54,704	3,193
	AmerisourceBergen Corp. Class A	36,732	3,132
*	Hologic Inc.	62,831	3,017
*	Varian Medical Systems Inc.	21,254	2,893
*	ABIOMED Inc.	10,597	2,760
	Universal Health Services Inc. Class B	19,631	2,560
	PerkinElmer Inc.	25,856	2,491
*	Henry Schein Inc.	35,504	2,482
*	Mylan NV	121,357	2,311
*	DaVita Inc.	29,756	1,674
*	Nektar Therapeutics Class A	40,500	1,441
	Perrigo Co. plc	29,126	1,387
			816,930
Industrials (9.3%)
	Boeing Co.	123,291	44,879
	Honeywell International Inc.	171,464	29,936
	Union Pacific Corp.	166,879	28,221
	United Technologies Corp.	190,966	24,864
	3M Co.	135,863	23,550
	General Electric Co.	2,054,470	21,572
	Lockheed Martin Corp.	57,850	21,031
	Caterpillar Inc.	134,538	18,336
	United Parcel Service Inc. Class B	164,504	16,988
	CSX Corp.	181,222	14,021
	Northrop Grumman Corp.	39,984	12,919
	Norfolk Southern Corp.	62,514	12,461
	Deere & Co.	74,667	12,373
	General Dynamics Corp.	63,952	11,628
	Raytheon Co.	65,592	11,405
	Waste Management Inc.	92,123	10,628
	Illinois Tool Works Inc.	70,422	10,620
	Emerson Electric Co.	144,477	9,640
	FedEx Corp.	56,356	9,253
	Roper Technologies Inc.	24,506	8,976
	Eaton Corp. plc	99,942	8,323
	Delta Air Lines Inc.	140,716	7,986
	Johnson Controls International plc	187,832	7,759
	Ingersoll-Rand plc	56,845	7,201
	Cummins Inc.	34,305	5,878
	Southwest Airlines Co.	115,521	5,866
	PACCAR Inc.	81,323	5,828
	Verisk Analytics Inc. Class A	38,659	5,662
	Fortive Corp.	69,091	5,632
*	TransDigm Group Inc.	11,565	5,595
*	IHS Markit Ltd.	86,008	5,480
	Harris Corp.	27,767	5,252
	Stanley Black & Decker Inc.	35,862	5,186
	Parker-Hannifin Corp.	30,364	5,162
	AMETEK Inc.	53,899	4,896
	Cintas Corp.	19,844	4,709
	L3 Technologies Inc.	18,791	4,607
	Rockwell Automation Inc.	27,702	4,538
*	United Continental Holdings Inc.	51,781	4,533
	Fastenal Co.	134,516	4,384
	Republic Services Inc. Class A	50,493	4,375
	Equifax Inc.	28,412	3,842

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
*	Copart Inc.	47,749	3,569
	Xylem Inc.	42,179	3,528
	Dover Corp.	33,968	3,404
	Expeditors International of Washington Inc.	40,922	3,104
	American Airlines Group Inc.	92,399	3,013
	Textron Inc.	54,964	2,915
	Kansas City Southern	23,557	2,870
	WW Grainger Inc.	10,572	2,836
	Wabtec Corp.	38,290	2,748
	CH Robinson Worldwide Inc.	32,189	2,715
	Masco Corp.	68,904	2,704
*	United Rentals Inc.	18,618	2,469
	Allegion plc	22,166	2,450
	Arconic Inc.	94,179	2,432
	Jacobs Engineering Group Inc.	26,929	2,273
	Huntington Ingalls Industries Inc.	9,729	2,187
	Snap-on Inc.	13,061	2,163
	Fortune Brands Home & Security Inc.	33,033	1,887
	Nielsen Holdings plc	83,401	1,885
	JB Hunt Transport Services Inc.	20,280	1,854
	Alaska Air Group Inc.	28,714	1,835
	Flowserve Corp.	30,753	1,620
	Robert Half International Inc.	27,751	1,582
	AO Smith Corp.	33,164	1,564
	Pentair plc	36,874	1,372
	Quanta Services Inc.	33,302	1,272
	Rollins Inc.	34,629	1,242
			539,488
Information Technology (21.4%)
	Microsoft Corp.	1,804,825	241,774
	Apple Inc.	1,029,545	203,768
	Visa Inc. Class A	409,401	71,051
	Mastercard Inc. Class A	211,771	56,020
	Cisco Systems Inc.	1,008,302	55,184
	Intel Corp.	1,053,987	50,454
*	Adobe Inc.	114,925	33,863
	Oracle Corp.	571,407	32,553
*	PayPal Holdings Inc.	276,680	31,669
	International Business Machines Corp.	208,821	28,796
*	salesforce.com Inc.	182,922	27,755
	Accenture plc Class A	150,148	27,743
	Broadcom Inc.	93,233	26,838
	Texas Instruments Inc.	220,950	25,356
	NVIDIA Corp.	143,479	23,564
	QUALCOMM Inc.	286,351	21,783
	Automatic Data Processing Inc.	102,523	16,950
	Intuit Inc.	61,066	15,958
*	Micron Technology Inc.	260,938	10,070
	Applied Materials Inc.	220,627	9,908
	Analog Devices Inc.	87,113	9,832
	Fidelity National Information Services Inc.	76,335	9,365
	Cognizant Technology Solutions Corp. Class A	133,839	8,484
*	Fiserv Inc.	92,634	8,444
*	Autodesk Inc.	51,779	8,435
*	Red Hat Inc.	41,826	7,853
	TE Connectivity Ltd.	79,585	7,623
	HP Inc.	354,992	7,380
	Xilinx Inc.	60,034	7,079
	Amphenol Corp. Class A	70,536	6,767
	Lam Research Corp.	35,334	6,637
	Motorola Solutions Inc.	38,845	6,477
*	Advanced Micro Devices Inc.	208,953	6,346
	Paychex Inc.	75,536	6,216
	Corning Inc.	184,318	6,125
	Global Payments Inc.	37,049	5,933
*	FleetCor Technologies Inc.	20,302	5,702
*	VeriSign Inc.	24,743	5,175
	Total System Services Inc.	38,550	4,945
	Microchip Technology Inc.	56,316	4,883
	Hewlett Packard Enterprise Co.	315,711	4,720
*	Cadence Design Systems Inc.	65,828	4,661
*	Synopsys Inc.	35,465	4,564
	KLA-Tencor Corp.	38,108	4,504
*	ANSYS Inc.	19,883	4,072
*	Keysight Technologies Inc.	43,988	3,951
	Maxim Integrated Products Inc.	64,008	3,829
	NetApp Inc.	57,903	3,573
	Broadridge Financial Solutions Inc.	27,535	3,516
	DXC Technology Co.	62,839	3,466
*	Gartner Inc.	21,332	3,433
	Western Digital Corp.	69,505	3,305
*	Arista Networks Inc.	12,481	3,240
	Symantec Corp.	145,860	3,174
	Skyworks Solutions Inc.	40,710	3,146
*	Akamai Technologies Inc.	38,905	3,118
	Citrix Systems Inc.	29,253	2,871
	Seagate Technology plc	59,906	2,823
*	Fortinet Inc.	34,108	2,620
	Jack Henry & Associates Inc.	18,187	2,436
	Juniper Networks Inc.	81,486	2,170
	Western Union Co.	102,078	2,030
*	F5 Networks Inc.	13,921	2,027
*	Qorvo Inc.	27,768	1,850
	FLIR Systems Inc.	32,067	1,735
	Xerox Corp.	45,207	1,601
	Alliance Data Systems Corp.	10,756	1,507
*	IPG Photonics Corp.	8,300	1,280
			1,235,980
Materials (2.8%)
	Linde plc	127,865	25,675
	DuPont de Nemours Inc.	176,290	13,234
	Ecolab Inc.	59,791	11,805
	Air Products & Chemicals Inc.	51,899	11,748
	Sherwin-Williams Co.	19,162	8,782
	Dow Inc.	176,171	8,687
	Newmont Goldcorp Corp.	193,341	7,438
	PPG Industries Inc.	55,785	6,511
	LyondellBasell Industries NV Class A	71,329	6,144
	Ball Corp.	78,370	5,485
*	Corteva Inc.	176,022	5,205
	Amcor plc	380,540	4,372
	Vulcan Materials Co.	30,974	4,253
	International Paper Co.	94,088	4,076
	Freeport-McMoRan Inc.	344,318	3,998
	Nucor Corp.	71,666	3,949
	International Flavors & Fragrances Inc.	23,781	3,450
	Martin Marietta Materials Inc.	14,650	3,371
	Celanese Corp. Class A	30,038	3,238
	FMC Corp.	30,901	2,563
	Eastman Chemical Co.	32,849	2,557
	CF Industries Holdings Inc.	52,226	2,440
	Avery Dennison Corp.	20,143	2,330
	Westrock Co.	61,181	2,231
	Packaging Corp. of America	22,075	2,104
	Mosaic Co.	83,074	2,079
	Albemarle Corp.	24,740	1,742
	Sealed Air Corp.	36,756	1,573
			161,040
Real Estate (3.0%)
	American Tower Corp.	104,048	21,273
	Crown Castle International Corp.	98,017	12,777
	Prologis Inc.	148,794	11,918
	Simon Property Group Inc.	72,922	11,650
	Equinix Inc.	19,807	9,988
	Public Storage	35,461	8,446
	Welltower Inc.	95,344	7,773
	AvalonBay Communities Inc.	32,822	6,669
	Equity Residential	86,889	6,597
*	SBA Communications Corp. Class A	26,704	6,004
	Ventas Inc.	87,083	5,952
	Digital Realty Trust Inc.	49,117	5,785
	Realty Income Corp.	74,182	5,116
	Boston Properties Inc.	36,303	4,683
	Weyerhaeuser Co.	175,226	4,615
	Essex Property Trust Inc.	15,547	4,539
*	CBRE Group Inc. Class A	73,712	3,781
	Alexandria Real Estate Equities Inc.	26,769	3,777
	HCP Inc.	111,869	3,578
	Extra Space Storage Inc.	29,923	3,175
	Host Hotels & Resorts Inc.	173,102	3,154
	Mid-America Apartment Communities Inc.	26,676	3,141
	UDR Inc.	66,578	2,989
	Duke Realty Corp.	84,181	2,661
	Regency Centers Corp.	39,262	2,620
	Vornado Realty Trust	40,517	2,597
	Federal Realty Investment Trust	17,846	2,298
	Iron Mountain Inc.	66,983	2,097
	Kimco Realty Corp.	98,912	1,828
	Apartment Investment & Management Co.	35,340	1,771
	SL Green Realty Corp.	20,230	1,626
	Macerich Co.	24,990	837
			175,715
Utilities (3.3%)
	NextEra Energy Inc.	112,722	23,092
	Duke Energy Corp.	171,396	15,124
	Dominion Energy Inc.	188,975	14,612
	Southern Co.	245,100	13,549
	Exelon Corp.	228,681	10,963
	American Electric Power Co. Inc.	116,408	10,245
	Sempra Energy	64,756	8,900
	Xcel Energy Inc.	121,306	7,216
	Public Service Enterprise Group Inc.	119,359	7,021
	Consolidated Edison Inc.	77,205	6,769
	WEC Energy Group Inc.	74,058	6,174
	Eversource Energy	75,653	5,731
	DTE Energy Co.	43,190	5,523
	PPL Corp.	170,707	5,294
	Edison International	76,490	5,156
	FirstEnergy Corp.	119,254	5,105

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	American Water Works Co. Inc.	42,414	4,920
	Entergy Corp.	45,008	4,633
	Ameren Corp.	58,070	4,362
	CMS Energy Corp.	66,614	3,858
	Evergy Inc.	57,636	3,467
	CenterPoint Energy Inc.	117,410	3,361
	Atmos Energy Corp.	27,448	2,897
	Alliant Energy Corp.	55,395	2,719
	AES Corp.	155,525	2,607
	NiSource Inc.	87,386	2,517
	Pinnacle West Capital Corp.	26,328	2,477
	NRG Energy Inc.	63,230	2,221
			190,513
	Total Common Stocks (Cost $3,543,739)		5,755,104
	Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund, 2.499%	252,255	25,230

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.386%, 7/5/19	200	200
4	United States Treasury Bill, 2.385%, 8/1/19	1,000	998
	United States Treasury Bill, 2.048%, 11/21/19	200	199
			1,397
	Total Temporary Cash Investments (Cost $26,627)		26,627
	Total Investments (100.0%) (Cost $3,570,366)		5,781,731

			Amount
			($000)
	Other Assets and Liabilities (0.0%)
	Other Assets
	Investment in Vanguard		272
	Receivables for Investment Securities Sold		76
	Receivables for Accrued Income		4,784
	Receivables for Capital Shares Issued		649
	Variation Margin Receivable—Futures Contracts		116
	Other Assets[5]		58
	Total Other Assets		5,955
	Liabilities
	Payables for Investment Securities Purchased		(2,451)
	Collateral for Securities on Loan		(530)
	Payables for Capital Shares Redeemed		(3,279)
	Payables to Vanguard		(1,917)
	Total Liabilities		(8,177)
	Net Assets (100%)
	Applicable to 134,310,992 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		5,779,509
	Net Asset Value Per Share		$43.03

	At June 30, 2019, net assets consisted of:

			Amount
			($000)
	Paid-in Capital		3,462,261
	Total Distributable Earnings (Loss)		2,317,248
	Net Assets		5,779,509

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $515,000.

1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	Includes $530,000 of collateral received for securities on loan.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Securities with a value of $1,198,000 have been segregated as initial margin for open futures contracts.

5	Cash of $49,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	175		25,762	342

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	54,847
Interest[1]	260
Securities Lending—Net	79
Total Income	55,186
Expenses
The Vanguard Group—Note B
Investment Advisory Services	672
Management and Administrative	2,880
Marketing and Distribution	225
Custodian Fees	20
Shareholders’ Reports	14
Trustees’ Fees and Expenses	1
Total Expenses	3,812
Net Investment Income	51,374
Realized Net Gain (Loss)
Investment Securities Sold[1]	59,836
Futures Contracts	3,242
Realized Net Gain (Loss)	63,078
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	791,592
Futures Contracts	42
Change in Unrealized Appreciation (Depreciation)	791,634
Net Increase (Decrease) in Net Assets Resulting from Operations	906,086

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $241,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,374	103,632
Realized Net Gain (Loss)	63,078	138,799
Change in Unrealized Appreciation (Depreciation)	791,634	(473,810)
Net Increase (Decrease) in Net Assets Resulting from Operations	906,086	(231,379)
Distributions
Net Investment Income	(107,141)	(88,315)
Realized Capital Gain[1]	(140,285)	(85,966)
Total Distributions	(247,426)	(174,281)
Capital Share Transactions
Issued	270,309	560,449
Issued in Lieu of Cash Distributions	247,426	174,281
Redeemed	(330,556)	(573,178)
Net Increase (Decrease) from Capital Share Transactions	187,179	161,552
Total Increase (Decrease)	845,839	(244,108)
Net Assets
Beginning of Period	4,933,670	5,177,778
End of Period	5,779,509	4,933,670

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $347,000 and $2,110,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.03	$41.17	$35.63	$33.25	$34.44	$31.50
Investment Operations
Net Investment Income	.389	1.804	1.699	1.704	.759	2.587
Net Realized and Unrealized Gain (Loss) on Investments	6.537	(2.556)	6.734	3.055	(.338)	3.522
Total from Investment Operations	6.926	(1.752)	7.433	3.759	.421	4.109
Distributions
Dividends from Net Investment Income	(.834)	(.703)	(.699)	(.759)	(.569)	(.555)
Distributions from Realized Capital Gains	(1.092)	(.685)	(1.194)	(.620)	(1.042)	(.614)
Total Distributions	(1.926)	(1.388)	(1.893)	(1.379)	(1.611)	(1.169)
Net Asset Value, End of Period	$43.03	$38.03	$41.17	$35.63	$33.25	$34.44

Total Return	18.45%	-4.51%	21.66%	11.81%	1.27%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,780	$4,934	$5,178	$4,329	$3,985	$3,784
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.94%	1.85%	2.08%	2.31%[2]	1.88%
Portfolio Turnover Rate	4%	5%	5%	7%	4%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.13 and 0.35%, respectively, resulting from a special dividend from Medtronic plc in January 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Notes to Financial Statements

The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0%, respectively, of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net

Equity Index Portfolio

amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the portfolio’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The portfolio had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the portfolio’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the portfolio had contributed to Vanguard capital in the amount of $272,000, representing 0.00% of the portfolio’s net assets and 0.11% of Vanguard’s capitalization. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,755,104	—	—
Temporary Cash Investments	25,230	1,397	—
Futures Contracts—Assets[1]	116	—	—
Total	5,780,450	1,397	—

1   Represents variation margin on the last day of the reporting period.

Equity Index Portfolio

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,570,366
Gross Unrealized Appreciation	2,563,881
Gross Unrealized Depreciation	(352,174)
Net Unrealized Appreciation (Depreciation)	2,211,707

E.   During the six months ended June 30, 2019, the portfolio purchased $116,114,000 of investment securities and sold $118,942,000 of investment securities, other than temporary cash investments.

The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $11,978,000 and $6,947,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	Shares	Shares
	(000)	(000)
Issued	6,491	13,586
Issued in Lieu of Cash Distributions	6,019	4,242
Redeemed	(7,944)	(13,844)
Net Increase (Decrease) in Shares Outstanding	4,566	3,984

At June 30, 2019, two shareholders (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio), were each the record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 67%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Equity Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Fund Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q692 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

VANGUARD VARIABLE INSURANCE FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.